UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2652

Name of Registrant: Vanguard Index Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008– June 30, 2009

Item 1: Reports to Shareholders

>  For the fiscal half-year ended June 30, 2009, the Investor Shares of Vanguard 500 Index Fund returned 3.21%, closely tracking the performance of the target benchmark.

>  After suffering severe losses in the beginning of the period, stocks began to bounce back in mid-March, with a few sectors posting gains for the six months.

>  The biggest contributors to performance included holdings in the information technology, consumer discretionary, and materials sectors.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	8
About Your Fund’s Expenses	24
Trustees Approve Advisory Arrangement	26
Glossary	27

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard 500 Index Fund
Investor Shares	VFINX	3.21%
Admiral™ Shares[1]	VFIAX	3.26
Signal® Shares[2]	VIFSX	3.26
S&P 500 Index		3.16
Average Large-Cap Core Fund[3]		4.83

Your Fund’s Performance at a Glance
December 31, 2008–June 30, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$83.09	$84.72	$0.963	$0.000
Admiral Shares	83.09	84.73	0.998	0.000
Signal Shares	68.64	69.99	0.824	0.000

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3  Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

Vanguard 500 Index Fund’s various share classes closely tracked the performance of the Standard & Poor’s 500 Index, which returned 3.16% for the first six months of 2009. The fund finished the half-year a few steps behind the average return of large-capitalization core funds.

Holdings in the information technology, consumer discretionary, and materials sectors helped boost returns. Meanwhile, stocks in the industrial and health care areas of the market were the biggest detractors for the period.

Stock gains petered out by the end of the period

For the six months ended June 30, the broad U.S. stock market returned 5%. The stock market began the period in negative territory, rallied through much of the spring, but then lost steam in June. While the second quarter was the strongest quarter for U.S. stocks since 2003, equity gains fizzled in mid-June as investors were taken aback by a drop in consumer confidence, a decline in home prices, and a larger-than-expected rise in the unemployment rate.

International stocks registered a stronger showing, returning about 14% for the half-year. Emerging markets posted the best results as investors poured money into countries with strong growth prospects. Higher commodity prices and a slight rebound in manufacturing orders helped reverse steep declines in international stocks from earlier in the period.

2

Still, pockets of the developed and developing markets, particularly in Europe, continued to struggle amid the global recession. After three consecutive monthly gains, the MSCI All Country World Index ex USA declined slightly for June.

Bond investors grew confident, sought out higher yields

As the fiscal half-year began, investors panicked by the credit-market crisis sought shelter in U.S. Treasury bonds, considered the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

By mid-March, investors had gained confidence from the federal government’s efforts to thaw the credit market and stimulate the economy. Bond investors were more optimistic and more willing to take on risk; they shifted their focus away from Treasuries to higher-yielding corporate bonds. For the six months, the Barclays Capital U.S. Aggregate Bond Index returned about 2%, while high-yield bonds, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index, returned about 30%.

Despite some murmurs in the market about longer-term inflation risks, the Federal Reserve in recent months unveiled plans to purchase Treasury and mortgage-

Market Barometer
			Total Returns
		Periods Ended June 30, 2009
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	4.32%	–26.69%	–1.85%
Russell 2000 Index (Small-caps)	2.64	–25.01	–1.71
Dow Jones U.S. Total Stock Market Index	5.00	–26.11	–1.47
MSCI All Country World Index ex USA (International)	14.35	–30.54	4.95

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	1.90%	6.05%	5.01%
Barclays Capital Municipal Bond Index	6.43	3.77	4.14
Citigroup 3-Month Treasury Bill Index	0.10	0.78	3.02

CPI
Consumer Price Index	2.60%	–1.43%	2.60%

1 Annualized.

3

backed securities. The Fed hoped to drive up the securities’ prices and push down yields, and thus keep borrowing costs, such as mortgage rates, low. Government initiatives also helped bring down municipal bond yields, which earlier in the period were higher than those of Treasuries, a reversal of the traditional relationship between taxable and tax-exempt yields. For the six months, the tax-exempt bond market returned 6.43%.

The Fed kept the target for short-term interest rates at an all-time low of 0% to 0.25% throughout the period.

Stocks began to recover, resulting in a positive return

Vanguard 500 Index Fund, like the broad U.S. stock market, was down significantly at the beginning of the period. In mid-March, however, stocks began to rally and, by the end of the period, had crept into positive territory for the first half of fiscal 2009. A few sectors ended the six-month period with positive returns, contributing to the 500 Index Fund’s total return of 3.21% for Investor Shares.

The information technology sector—the index’s most heavily weighted sector—was the leading contributor to returns for the period. Big-name computer and software companies staged a strong comeback over the last few months, as corporations began spending on technology again after trimming their budgets in 2008 in response to the worldwide recession.

Expense Ratios[1]
Your Fund Compared With Its Peer Group
				Average
	Investor	Admiral	Signal	Large-Cap
	Shares	Shares	Shares	Core Fund
500 Index Fund	0.18%	0.09%	0.09%	1.26%

1  The fund expense ratios shown are from the prospectuses dated April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets as of the prospectus date. For the six months ended June 30, 2009, the annualized expense ratios were 0.18% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for Signal Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2008.

4

Consumer discretionary stocks were also up for the period, as consumers slowly resumed spending. The biggest contributors to performance included home improvement and furnishing stores, electronics firms, and department stores. In the materials sector, chemicals, metals, and mining companies also helped boost returns.

Stocks in the industrial sector weighed most heavily on returns, as losses in the aerospace and defense industry, as well as poor results from a big industrial conglomerate, took their toll. In the health care sector, holdings in pharmaceutical and biotechnology companies also hurt returns.

Regardless of market conditions, a long-term focus is key

Over the past 18 months, investors’ resolve has been tested repeatedly. In 2008, the U.S. financial markets endured their worst calendar year since the 1930s. The first two months of 2009 brought more bad news and falling prices before stocks rebounded to turn in their best quarter since 2003. Nobody knows where the stock market will go from here, particularly in the shorter term. However, the magnitude and speed of the stock market’s recent swings underscore the importance of avoiding any hasty changes to your portfolio based on emotion, particularly when the markets are most volatile. Rash decisions can often lead to disappointment.

Of course, even the most patient and level-headed investors have faced challenging times during the last year. Risk is a constant companion in the financial markets, but Vanguard’s time-tested experience suggests that there are effective ways to manage it. We encourage shareholders to build a carefully constructed portfolio that contains a mix of stocks, bonds, and money market funds appropriate for your risk tolerance and long-term goals. Such a well-balanced portfolio can provide you with some protection from the market’s extreme ups and downs, while also giving you the opportunity for long-term growth. Once you’ve decided on your appropriate asset allocation, we encourage you to stick with it and tune out the market’s constant noise.

Vanguard 500 Index Fund offers a low-cost way to gain exposure to large- and mid-sized companies representing about three-quarters of the broad U.S. stock market’s value. As part of a well-balanced portfolio, the fund can play a useful role in helping investors work toward their long-term financial goals.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

July 13, 2009

5

500 Index Fund

Fund Profile

As of June 30, 2009

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	510	500
Median Market Cap	$39.8B	$39.8B
Price/Earnings Ratio	16.6x	16.6x
Price/Book Ratio	2.0x	2.0x
Yield[2]		2.4%
Investor Shares	2.3%
Admiral Shares	2.4%
Signal Shares	2.4%
Return on Equity	21.1%	21.1%
Earnings Growth Rate	14.2%	14.2%
Foreign Holdings	0.0%	0.0%
Turnover Rate[3]	4%	—
Expense Ratio[4]		—
Investor Shares	0.18%
Admiral Shares	0.09%
Signal Shares	0.09%
Short-Term Reserves	0.3%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	9.0%	9.0%
Consumer Staples	12.0	12.0
Energy	12.4	12.4
Financials	13.6	13.6
Health Care	14.0	14.0
Industrials	9.8	9.9
Information Technology	18.4	18.3
Materials	3.2	3.2
Telecommunication Services	3.5	3.5
Utilities	4.1	4.1

Volatility Measures[5]
Fund Versus
Target Index[1]
R-Squared	1.00
Beta	1.00

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	4.2%
Microsoft Corp.	systems software	2.2
Johnson & Johnson	pharmaceuticals	1.9
The Procter & Gamble Co.	household products	1.8
AT&T Inc.	integrated
	telecommunication
	services	1.8
International Business	computer
Machines Corp.	hardware	1.7
JPMorgan Chase & Co.	diversified financial
	services	1.6
Chevron Corp.	integrated oil
	and gas	1.6
Apple Inc.	computer hardware	1.6
General Electric Co.	industrial
	conglomerates	1.5
Top Ten		19.9%

Investment Focus

1  S&P 500 Index.

2  30-day SEC yield for the fund; annualized dividend yield for the index. See the Glossary.

3  Annualized.

4  The expense ratios shown are from the prospectus dated April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets as of the prospectus date. For the six months ended June 30, 2009, the annualized expense ratios were 0.18% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for Signal Shares.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6  The holdings listed exclude any temporary cash investments and equity index products.

6

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1998–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[2]	8/31/1976	–26.17%	–2.32%	–2.29%
Admiral Shares	11/13/2000	–26.10	–2.24	–2.59[3]
Signal Shares	9/29/2006	–26.10	–10.71[3]	—

1  Six months ended June 30, 2009.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

7

500 Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.1%)[1]
Consumer Discretionary (8.9%)
	McDonald’s Corp.	10,580,711	608,285
	The Walt Disney Co.	17,807,408	415,447
	Home Depot, Inc.	16,268,376	384,422
	Comcast Corp. Class A	26,348,568	381,791
	Time Warner Inc.	11,474,855	289,052
	Target Corp.	7,216,856	284,849
	Lowe’s Cos., Inc.	14,160,940	274,864
*	Amazon.com, Inc.	3,090,473	258,549
	News Corp., Class A	22,051,369	200,888
	NIKE, Inc. Class B	3,716,315	192,431
*	Ford Motor Co.	30,851,276	187,267
	Yum! Brands, Inc.	4,427,072	147,599
	Staples, Inc.	6,857,602	138,318
*	Viacom Inc. Class B	5,809,693	131,880
*	Kohl’s Corp.	2,927,593	125,155
	TJX Cos., Inc.	3,966,253	124,778
*	DIRECTV Group, Inc.	5,027,084	124,219
	Johnson Controls, Inc.	5,696,878	123,736
	Best Buy Co., Inc.	3,273,919	109,643
	Carnival Corp.	4,202,277	108,293
	Time Warner Cable Inc.	3,376,353	106,929
*	Starbucks Corp.	7,054,881	97,992
	Omnicom Group Inc.	2,979,927	94,106
	The McGraw-Hill Cos., Inc.	3,013,241	90,729
	Coach, Inc.	3,046,076	81,878
*	Bed Bath & Beyond, Inc.	2,489,249	76,544
*	Apollo Group, Inc. Class A	1,032,315	73,418
	The Gap, Inc.	4,411,200	72,344
	Marriott International, Inc.
	Class A	2,843,762	62,762
	J.C. Penney Co., Inc.
	(Holding Co.)	2,129,460	61,137
	H & R Block, Inc.	3,256,776	56,114
	Mattel, Inc.	3,435,632	55,142
*	AutoZone Inc.	345,629	52,228
	Genuine Parts Co.	1,528,759	51,305
	Sherwin-Williams Co.	944,052	50,743
	Fortune Brands, Inc.	1,439,652	50,013
*	O’Reilly Automotive, Inc.	1,300,622	49,528
	Macy’s Inc.	4,032,401	47,421

	VF Corp.	848,458	46,962
	International Game
	Technology	2,842,192	45,191
	CBS Corp.	6,439,550	44,562
	Darden Restaurants Inc.	1,312,800	43,296
	Starwood Hotels &
	Resorts Worldwide, Inc.	1,787,375	39,680
	Family Dollar Stores, Inc.	1,345,267	38,071
	Harley-Davidson, Inc.	2,248,984	36,456
*,^	Sears Holdings Corp.	526,168	35,001
*	GameStop Corp. Class A	1,578,490	34,743
	Limited Brands, Inc.	2,593,115	31,040
	Nordstrom, Inc.	1,535,969	30,550
*	Expedia, Inc.	2,018,394	30,498
	Tiffany & Co.	1,189,692	30,171
	Whirlpool Corp.	708,293	30,145
	DeVry, Inc.	590,193	29,533
	Polo Ralph Lauren Corp.	541,397	28,986
	Hasbro, Inc.	1,193,960	28,942
	Newell Rubbermaid, Inc.	2,654,716	27,636
*	The Goodyear Tire &
	Rubber Co.	2,312,659	26,040
	The Stanley Works	756,013	25,583
	D. R. Horton, Inc.	2,641,116	24,721
	Scripps Networks
	Interactive	867,968	24,156
*	Interpublic Group
	of Cos., Inc.	4,589,441	23,177
*,^	Wynn Resorts Ltd.	649,066	22,912
	Leggett & Platt, Inc.	1,504,259	22,910
	Abercrombie & Fitch Co.	842,681	21,396
	Wyndham
	Worldwide Corp.	1,708,517	20,707
	Washington Post Co.
	Class B	57,599	20,285
	Comcast Corp. Special
	Class A	1,304,720	18,397
	Pulte Homes, Inc.	2,054,909	18,145
*	AutoNation, Inc.	1,034,679	17,952

8

500 Index Fund

			Market
			Value•
		Shares	($000)
	RadioShack Corp.	1,198,558	16,732
*	Big Lots Inc.	792,258	16,661
	Black & Decker Corp.	575,794	16,502
	Snap-On Inc.	550,197	15,813
	Lennar Corp. Class A	1,352,347	13,104
	Harman International
	Industries, Inc.	664,602	12,494
*	Office Depot, Inc.	2,636,426	12,022
	Centex Corp.	1,191,460	10,080
	KB Home	722,179	9,879
	Meredith Corp.	345,566	8,829
	Gannett Co., Inc.	2,231,314	7,966
	Eastman Kodak Co.	2,573,825	7,618
	New York Times Co.
	Class A	1,119,107	6,166
	CBS Corp. Class A	71,693	498
*	Viacom Inc. Class A	3,084	74
			6,914,081
Consumer Staples (11.9%)
	The Procter &
	Gamble Co.	27,953,415	1,428,419
	Wal-Mart Stores, Inc.	21,402,278	1,036,726
	The Coca-Cola Co.	19,093,698	916,307
	Philip Morris
	International Inc.	18,812,506	820,602
	PepsiCo, Inc.	14,930,440	820,577
	CVS Caremark Corp.	13,962,787	444,994
	Kraft Foods Inc.	14,124,589	357,917
	Colgate-Palmolive Co.	4,791,195	338,929
	Altria Group, Inc.	19,830,061	325,015
	Walgreen Co.	9,511,174	279,629
	Kimberly-Clark Corp.	3,970,763	208,187
	Costco Wholesale Corp.	4,160,808	190,149
	General Mills, Inc.	3,155,211	176,755
	Archer-Daniels-Midland Co.	6,153,847	164,738
	The Kroger Co.	6,255,196	137,927
	Sysco Corp.	5,657,758	127,186
	Kellogg Co.	2,420,351	112,716
	Lorillard, Inc.	1,612,936	109,309
	H.J. Heinz Co.	3,015,353	107,648
	Avon Products, Inc.	4,092,599	105,507
	Safeway, Inc.	4,110,482	83,731
	ConAgra Foods, Inc.	4,284,977	81,672
	The Clorox Co.	1,332,420	74,389
	Sara Lee Corp.	6,666,230	65,062
	Reynolds American Inc.	1,620,168	62,571
	Molson Coors Brewing Co.
	Class B	1,436,327	60,800
	The Hershey Co.	1,588,847	57,198
	Campbell Soup Co.	1,915,351	56,350
	J.M. Smucker Co.	1,135,549	55,256
*	Dr. Pepper Snapple
	Group, Inc.	2,431,439	51,522
	Coca-Cola
	Enterprises, Inc.	3,040,503	50,624

The Pepsi Bottling

	Group, Inc.	1,309,197	44,303
	McCormick & Co., Inc.	1,249,945	40,661
	Brown-Forman Corp.
	Class B	940,435	40,420
	Tyson Foods, Inc.	2,898,882	36,555
	The Estee Lauder
	Cos. Inc.
	Class A	1,112,756	36,354
*	Dean Foods Co.	1,695,829	32,543
	SUPERVALU Inc.	2,030,442	26,294
^	Whole Foods Market, Inc.	1,345,384	25,535
*	Constellation Brands, Inc.
	Class A	1,886,135	23,916
	Hormel Foods Corp.	668,564	23,092
			9,238,085
Energy (12.3%)
	ExxonMobil Corp.	46,798,591	3,271,689
	Chevron Corp.	19,225,733	1,273,705
	Schlumberger Ltd.	11,474,188	620,868
	ConocoPhillips Co.	14,208,935	597,628
	Occidental
	Petroleum Corp.	7,773,955	511,604
	Devon Energy Corp.	4,257,384	232,027
	Apache Corp.	3,214,699	231,941
	Anadarko Petroleum Corp.	4,787,711	217,314
	XTO Energy, Inc.	5,557,493	211,963
	Marathon Oil Corp.	6,788,164	204,527
	Halliburton Co.	8,601,186	178,045
	EOG Resources, Inc.	2,399,290	162,960
	Hess Corp.	2,727,606	146,609
*	National Oilwell Varco Inc.	4,008,612	130,921
*	Southwestern Energy Co.	3,294,475	127,990
	Baker Hughes Inc.	2,970,021	108,228
	Chesapeake Energy Corp.	5,402,603	107,134
	Spectra Energy Corp.	6,183,230	104,620
	Murphy Oil Corp.	1,828,682	99,334
	Noble Energy, Inc.	1,661,875	98,001
	Valero Energy Corp.	5,331,551	90,050
	Williams Cos., Inc.	5,561,286	86,812
	Peabody Energy Corp.	2,562,349	77,280
	Range Resources Corp.	1,500,932	62,154
	El Paso Corp.	6,720,738	62,032
*	Cameron
	International Corp.	2,078,817	58,831
	CONSOL Energy, Inc.	1,730,746	58,776
	Diamond Offshore
	Drilling, Inc.	666,186	55,327
	Smith International, Inc.	2,101,365	54,110
	ENSCO International, Inc.	1,359,795	47,416
*	FMC Technologies Inc.	1,183,340	44,470
*	Nabors Industries, Inc.	2,712,866	42,266
	BJ Services Co.	2,800,325	38,168
*	Denbury Resources, Inc.	2,381,931	35,086
	Cabot Oil & Gas Corp.	991,320	30,374

9

500 Index Fund

			Market
			Value•
		Shares	($000)
	Pioneer Natural
	Resources Co.	1,112,488	28,368
	Sunoco, Inc.	1,120,134	25,987
	Rowan Cos., Inc.	1,081,914	20,903
	Tesoro Corp.	1,327,107	16,894
	Massey Energy Co.	819,143	16,006
			9,588,418
Financials (13.4%)
	JPMorgan Chase & Co.	37,414,013	1,276,192
	Wells Fargo & Co.	44,653,371	1,083,291
	Bank of America Corp.	77,561,951	1,023,818
	The Goldman Sachs
	Group, Inc.	4,828,101	711,855
	Morgan Stanley	12,963,560	369,591
	Bank of New York
	Mellon Corp.	11,465,192	336,045
	U.S. Bancorp	18,200,818	326,159
	American Express Co.	11,388,298	264,664
	MetLife, Inc.	7,850,138	235,583
	The Travelers Cos., Inc.	5,614,773	230,430
	State Street Corp.	4,735,450	223,513
	CME Group, Inc.	636,454	198,007
	PNC Financial
	Services Group	4,412,414	171,246
	Prudential Financial, Inc.	4,437,182	165,152
	Charles Schwab Corp.	9,002,195	157,899
	AFLAC Inc.	4,482,138	139,350
	Simon Property
	Group, Inc. REIT	2,662,365	136,925
	BB&T Corp.	6,201,466	136,308
	The Chubb Corp.	3,377,830	134,708
	The Allstate Corp.	5,144,311	125,521
	Northern Trust Corp.	2,311,018	124,055
	Franklin Resources, Inc.	1,450,956	104,483
	T. Rowe Price Group Inc.	2,453,719	102,246
	Marsh & McLennan
	Cos., Inc.	5,011,800	100,888
	Aon Corp.	2,654,925	100,542
*	Progressive Corp.
	of Ohio	6,531,777	98,695
	Loews Corp.	3,461,278	94,839
	Capital One
	Financial Corp.	4,333,868	94,825
^	Citigroup Inc.	30,028,204	89,184
*	Intercontinental-
	Exchange Inc.	698,231	79,766
	Public Storage, Inc. REIT	1,201,876	78,699
	SunTrust Banks, Inc.	4,453,523	73,260
	Invesco, Ltd.	3,940,279	70,216
	Vornado Realty Trust REIT	1,522,573	68,561
	NYSE Euronext	2,492,641	67,924
	Hudson City Bancorp, Inc.	5,006,155	66,532
	Boston Properties, Inc.
	REIT	1,328,628	63,376
	Ameriprise Financial, Inc.	2,442,744	59,285
	Equity Residential REIT	2,625,469	58,364
The Principal Financial

	Group, Inc.	2,979,912	56,142
	HCP, Inc. REIT	2,613,520	55,381
	Unum Group	3,175,222	50,359
	People’s United
	Financial Inc.	3,338,840	50,216
	Fifth Third Bancorp	7,036,806	49,961
	Lincoln National Corp.	2,838,321	48,848
	Moody’s Corp.	1,834,321	48,334
	Host Hotels &
	Resorts Inc. REIT	5,759,786	48,325
	Discover Financial
	Services	4,616,453	47,411
	Plum Creek Timber
	Co. Inc. REIT	1,580,474	47,067
*	SLM Corp.	4,479,118	46,001
	Ventas, Inc. REIT	1,501,271	44,828
	Regions Financial Corp.	11,059,758	44,681
	Avalonbay
	Communities, Inc. REIT	766,496	42,878
^	M & T Bank Corp.	784,083	39,933
	XL Capital Ltd. Class A	3,279,391	37,582
	The Hartford Financial
	Services Group Inc.	3,118,460	37,016
*	Leucadia National Corp.	1,737,999	36,654
	Health Care Inc. REIT	1,066,022	36,351
	KeyCorp	6,778,583	35,520
	Cincinnati Financial Corp.	1,557,263	34,805
	ProLogis REIT	4,244,109	34,208
	Legg Mason Inc.	1,372,876	33,471
	Kimco Realty Corp. REIT	3,099,239	31,147
	Comerica, Inc.	1,449,121	30,649
	Torchmark Corp.	809,947	30,000
^	American International
	Group, Inc.	25,800,093	29,928
	Genworth Financial Inc.	4,150,788	29,014
*	Nasdaq OMX Group, Inc.	1,315,979	28,044
	Assurant, Inc.	1,128,755	27,192
	First Horizon
	National Corp.	2,054,328	24,652
	Huntington
	Bancshares Inc.	5,205,128	21,757
*	CB Richard Ellis
	Group, Inc.	2,265,717	21,207
	Federated Investors, Inc.	858,207	20,674
	Janus Capital Group Inc.	1,547,141	17,637
	Marshall & Ilsley Corp.	3,373,469	16,193
	Zions Bancorp	1,106,267	12,788
*,^	E*TRADE Financial Corp.	9,514,107	12,178
	Apartment Investment &
	Management Co.
	Class A REIT	1,122,617	9,935
	CIT Group Inc.	3,724,618	8,008
*	MBIA, Inc.	1,640,079	7,102
			10,426,074

10

500 Index Fund

			Market
			Value•
		Shares	($000)
Health Care (13.8%)
	Johnson & Johnson	26,427,162	1,501,063
	Pfizer Inc.	64,716,358	970,745
	Abbott Laboratories	14,821,808	697,218
	Wyeth	12,789,578	580,519
	Merck & Co., Inc.	20,223,333	565,444
*	Amgen Inc.	9,709,258	514,008
*	Gilead Sciences, Inc.	8,692,876	407,174
	Schering-Plough Corp.	15,616,730	392,292
	Bristol-Myers Squibb Co.	18,997,908	385,847
	Medtronic, Inc.	10,724,454	374,176
	Eli Lilly & Co.	9,697,500	335,921
	Baxter International, Inc.	5,802,626	307,307
	UnitedHealth Group Inc.	11,408,228	284,978
*	WellPoint Inc.	4,648,092	236,541
*	Celgene Corp.	4,414,587	211,194
*	Medco Health
	Solutions, Inc.	4,626,390	211,010
*	Express Scripts Inc.	2,599,576	178,721
	Becton, Dickinson & Co.	2,298,138	163,880
*	Thermo Fisher
	Scientific, Inc.	4,011,991	163,569
*	Boston Scientific Corp.	14,441,187	146,434
*	Genzyme Corp.	2,586,158	143,971
	Allergan, Inc.	2,948,235	140,277
*	St. Jude Medical, Inc.	3,321,882	136,529
*	Biogen Idec Inc.	2,766,269	124,897
	McKesson Corp.	2,603,266	114,544
	Aetna Inc.	4,286,299	107,372
	Cardinal Health, Inc.	3,453,962	105,519
	Stryker Corp.	2,284,517	90,787
*	Zimmer Holdings, Inc.	2,063,070	87,887
	Quest Diagnostics, Inc.	1,440,223	81,272
*	Forest Laboratories, Inc.	2,890,706	72,586
	C.R. Bard, Inc.	952,987	70,950
*	Laboratory Corp. of
	America Holdings	1,038,011	70,367
*	Life Technologies Corp.	1,674,681	69,868
	CIGNA Corp.	2,613,149	62,951
*	Intuitive Surgical, Inc.	363,136	59,431
*	Hospira, Inc.	1,538,552	59,265
*	Humana Inc.	1,626,267	52,463
	AmerisourceBergen Corp.	2,920,190	51,804
*	DaVita, Inc.	996,254	49,275
*	Waters Corp.	930,065	47,870
	DENTSPLY
	International Inc.	1,424,922	43,489
*	Varian Medical
	Systems, Inc.	1,201,981	42,238
*	Cephalon, Inc.	707,722	40,092
*	Mylan Inc.	2,921,753	38,129
*	Millipore Corp.	530,917	37,276
*	Watson
	Pharmaceuticals, Inc.	1,010,727	34,051
*	Coventry Health Care Inc.	1,421,259	26,592
*	King Pharmaceuticals, Inc.	2,377,803	22,898

	IMS Health, Inc.	1,741,643	22,119
	PerkinElmer, Inc.	1,116,282	19,423
*	Patterson Companies, Inc.	877,338	19,038
*	Tenet Healthcare Corp.	3,976,193	11,213
			10,784,484
Industrials (9.7%)
	General Electric Co.	101,559,037	1,190,272
	United Parcel
	Service, Inc.	9,543,127	477,061
	United Technologies Corp.	9,033,586	469,385
	3M Co.	6,659,569	400,240
	The Boeing Co.	6,964,714	296,000
	Lockheed Martin Corp.	3,132,931	252,671
	Union Pacific Corp.	4,834,813	251,700
	Emerson Electric Co.	7,206,952	233,505
	Honeywell
	International Inc.	7,134,075	224,010
	General Dynamics Corp.	3,692,708	204,539
	Burlington Northern
	Santa Fe Corp.	2,670,532	196,391
	Caterpillar, Inc.	5,770,888	190,670
	FedEx Corp.	2,986,269	166,096
	Raytheon Co.	3,717,224	165,156
	Deere & Co.	4,054,624	161,982
	Danaher Corp.	2,444,410	150,918
	Northrop Grumman Corp.	3,100,998	141,654
	Illinois Tool Works, Inc.	3,684,956	137,596
	Waste Management, Inc.	4,718,795	132,881
	Norfolk Southern Corp.	3,518,641	132,547
	CSX Corp.	3,752,740	129,957
	PACCAR, Inc.	3,483,376	113,245
	Precision Castparts Corp.	1,343,397	98,108
	Fluor Corp.	1,724,930	88,472
	C.H. Robinson
	Worldwide Inc.	1,631,292	85,072
	ITT Industries, Inc.	1,745,662	77,682
	L-3 Communications
	Holdings, Inc.	1,117,919	77,561
	Republic Services, Inc.
	Class A	3,085,756	75,323
	Eaton Corp.	1,587,620	70,824
	Cummins Inc.	1,934,913	68,128
	Expeditors International
	of Washington, Inc.	2,036,713	67,904
	Parker Hannifin Corp.	1,539,841	66,152
	Rockwell Collins, Inc.	1,519,249	63,398
	Goodrich Corp.	1,186,653	59,297
	Dover Corp.	1,782,781	58,992
*	Jacobs Engineering
	Group Inc.	1,184,202	49,843
	Cooper Industries, Inc.
	Class A	1,602,322	49,752
*	Iron Mountain, Inc.	1,727,635	49,670
	W.W. Grainger, Inc.	595,843	48,788
	Southwest Airlines Co.	7,096,741	47,761

11

500 Index Fund

			Market
			Value•
		Shares	($000)
	Rockwell Automation, Inc.	1,359,456	43,666
	Pitney Bowes, Inc.	1,978,360	43,385
*	Quanta Services, Inc.	1,868,855	43,227
*	Stericycle, Inc.	817,790	42,141
	The Dun &
	Bradstreet Corp.	511,903	41,572
	Fastenal Co.	1,239,069	41,100
	Flowserve Corp.	537,490	37,522
	Robert Half
	International, Inc.	1,465,137	34,607
	Masco Corp.	3,447,278	33,025
	Equifax, Inc.	1,212,063	31,635
	Pall Corp.	1,131,620	30,056
	Cintas Corp.	1,259,216	28,760
	Avery Dennison Corp.	1,080,439	27,746
	Textron, Inc.	2,575,490	24,879
	R.R. Donnelley &
	Sons Co.	1,966,626	22,852
	Ryder System, Inc.	533,154	14,886
*	Monster Worldwide Inc.	1,227,364	14,495
	The Manitowoc Co., Inc.	1,250,980	6,580
	Ingersoll-Rand Co.	114,151	2,386
*	Raytheon Co.
	Warrants Exp. 6/16/11	60,569	568
			7,586,291
Information Technology (18.2%)
	Microsoft Corp.	73,403,018	1,744,790
	International Business
	Machines Corp.	12,672,845	1,323,298
*	Apple Inc.	8,555,780	1,218,600
*	Cisco Systems, Inc.	55,316,767	1,031,105
*	Google Inc.	2,302,818	970,845
	Intel Corp.	53,562,942	886,467
	Hewlett-Packard Co.	22,885,428	884,522
	Oracle Corp.	36,323,022	778,039
	QUALCOMM Inc.	15,872,611	717,442
	Texas Instruments, Inc.	12,213,339	260,144
*	EMC Corp.	19,306,162	252,911
	Corning, Inc.	14,907,947	239,422
*	Dell Inc.	16,678,655	228,998
*	Yahoo! Inc.	13,378,217	209,503
*	eBay Inc.	10,365,194	177,556
	Automatic Data
	Processing, Inc.	4,808,981	170,430
	Motorola, Inc.	21,976,107	145,702
*	Adobe Systems, Inc.	5,024,011	142,179
	Applied Materials, Inc.	12,779,103	140,187
*	Symantec Corp.	7,871,016	122,473
*	Juniper Networks, Inc.	5,015,353	118,362
	MasterCard, Inc. Class A	694,340	116,170
	Western Union Co.	6,726,110	110,308
*	Broadcom Corp.	4,099,589	101,629
*	Intuit, Inc.	3,098,626	87,257
	Paychex, Inc.	3,077,609	77,556
*	Cognizant Technology
	Solutions Corp.	2,801,928	74,811

	Analog Devices, Inc.	2,791,164	69,165
*	Fiserv, Inc.	1,495,153	68,328
*	Electronic Arts Inc.	3,096,242	67,250
*	Agilent Technologies, Inc.	3,293,350	66,888
*	Sun Microsystems, Inc.	7,154,371	65,963
	CA, Inc.	3,779,382	65,875
*	Computer Sciences Corp.	1,452,053	64,326
*	McAfee Inc.	1,488,440	62,797
*	NetApp, Inc.	3,169,914	62,511
*	BMC Software, Inc.	1,773,807	59,937
*	NVIDIA Corp.	5,239,052	59,149
*	Citrix Systems, Inc.	1,735,066	55,331
	Xilinx, Inc.	2,641,686	54,049
	Xerox Corp.	8,288,360	53,709
	Amphenol Corp. Class A	1,641,428	51,935
*	Western Digital Corp.	1,912,979	50,694
	Linear Technology Corp.	2,131,957	49,781
	Altera Corp.	2,810,967	45,763
*	Affiliated Computer
	Services, Inc. Class A	935,476	41,554
*	Autodesk, Inc.	2,188,239	41,533
	KLA-Tencor Corp.	1,628,681	41,124
*	Micron Technology, Inc.	8,107,662	41,025
	Microchip Technology, Inc.	1,753,313	39,537
*	Teradata Corp.	1,662,458	38,951
*	salesforce.com, inc.	1,018,343	38,870
*	MEMC Electronic
	Materials, Inc.	2,142,758	38,163
	Fidelity National
	Information
	Services, Inc.	1,834,685	36,620
	Harris Corp.	1,281,342	36,339
*	VeriSign, Inc.	1,849,792	34,184
*	FLIR Systems, Inc.	1,445,190	32,603
*	SanDisk Corp.	2,176,214	31,969
*	Akamai Technologies, Inc.	1,655,829	31,759
*	LSI Corp.	6,210,841	28,321
	Total System
	Services, Inc.	1,890,357	25,312
	National
	Semiconductor Corp.	1,868,505	23,450
*	Tellabs, Inc.	3,788,080	21,706
*	Advanced Micro
	Devices, Inc.	5,365,491	20,764
	Molex, Inc.	1,327,384	20,641
*	Compuware Corp.	2,361,107	16,197
*	Novellus Systems, Inc.	937,106	15,650
	Jabil Circuit, Inc.	2,047,272	15,191
*	Novell, Inc.	3,295,024	14,926
*	QLogic Corp.	1,159,960	14,708
*	Tyco Electronics Ltd.	767,064	14,260
*	JDS Uniphase Corp.	2,114,688	12,096
*	Lexmark International, Inc.	746,177	11,827

12

500 Index Fund

			Market
			Value•
		Shares	($000)
*	Teradyne, Inc.	1,656,770	11,365
*	Convergys Corp.	1,170,785	10,865
*	Ciena Corp.	868,938	8,993
	Molex, Inc. Class A	4,051	58
			14,214,718
Materials (3.2%)
	Monsanto Co.	5,234,061	389,100
	E.I. du Pont de
	Nemours & Co.	8,666,058	222,024
	Praxair, Inc.	2,948,199	209,528
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	3,949,116	197,890
	Newmont Mining Corp.
	(Holding Co.)	4,693,974	191,843
	Dow Chemical Co.	10,314,138	166,470
	Nucor Corp.	3,014,084	133,916
	Air Products &
	Chemicals, Inc.	2,012,503	129,988
	Alcoa Inc.	9,344,457	96,528
	PPG Industries, Inc.	1,577,858	69,268
	Ecolab, Inc.	1,610,480	62,793
	International Paper Co.	4,140,559	62,647
	Weyerhaeuser Co.	2,024,443	61,604
	Sigma-Aldrich Corp.	1,170,547	58,012
	Vulcan Materials Co.	1,167,982	50,340
	United States Steel Corp.	1,372,509	49,053
*	Owens-Illinois, Inc.	1,613,532	45,195
	Ball Corp.	901,635	40,718
	CF Industries
	Holdings, Inc.	463,813	34,387
	Allegheny
	Technologies Inc.	939,849	32,829
	Sealed Air Corp.	1,521,609	28,074
*	Pactiv Corp.	1,265,726	27,466
	MeadWestvaco Corp.	1,637,019	26,863
	Eastman Chemical Co.	695,280	26,351
	International Flavors &
	Fragrances, Inc.	754,178	24,677
	Bemis Co., Inc.	957,845	24,138
	AK Steel Holding Corp.	1,063,735	20,413
	Titanium Metals Corp.	813,265	7,474
			2,489,589
Other (0.1%)
2	Miscellaneous Securities		58,352

Telecommunication Services (3.5%)
	AT&T Inc.	56,583,751	1,405,540
	Verizon
	Communications Inc.	27,242,545	837,163
*	Sprint Nextel Corp.	27,525,599	132,398
*	American Tower Corp.
	Class A	3,812,531	120,209
	Qwest Communications
	International Inc.	14,183,017	58,860
	Embarq Corp.	1,366,558	57,478

	Windstream Corp.	4,227,023	35,338
*	MetroPCS
	Communications Inc.	2,428,040	32,317
	CenturyTel, Inc.	968,244	29,725
	Frontier
	Communications Corp.	2,985,556	21,317
			2,730,345
Utilities (4.1%)
	Exelon Corp.	6,317,909	323,540
	Southern Co.	7,504,169	233,830
	FPL Group, Inc.	3,939,901	224,023
	Dominion Resources, Inc.	5,655,617	189,011
	Duke Energy Corp.	12,344,511	180,106
	Public Service
	Enterprise Group, Inc.	4,851,037	158,289
	Entergy Corp.	1,879,986	145,737
	PG&E Corp.	3,531,400	135,747
	American Electric
	Power Co., Inc.	4,570,495	132,042
	PPL Corp.	3,605,111	118,824
	Sempra Energy	2,341,978	116,232
	FirstEnergy Corp.	2,922,543	113,249
	Progress Energy, Inc.	2,676,385	101,248
	Consolidated Edison Inc.	2,630,678	98,440
	Edison International	3,122,527	98,235
	Xcel Energy, Inc.	4,368,467	80,423
*	AES Corp.	6,394,295	74,238
	Questar Corp.	1,668,771	51,832
	Ameren Corp.	2,047,549	50,964
	Constellation Energy
	Group, Inc.	1,909,281	50,749
	DTE Energy Co.	1,571,214	50,279
	Wisconsin Energy Corp.	1,121,077	45,639
	EQT Corp.	1,254,757	43,804
	Allegheny Energy, Inc.	1,624,482	41,668
	SCANA Corp.	1,168,097	37,928
	Northeast Utilities	1,677,922	37,434
	CenterPoint Energy Inc.	3,348,568	37,102
	NiSource, Inc.	2,628,825	30,652
	Pinnacle West
	Capital Corp.	967,893	29,182
	Pepco Holdings, Inc.	2,110,461	28,365
	CMS Energy Corp.	2,171,622	26,233
	TECO Energy, Inc.	2,040,521	24,343
	Integrys Energy
	Group, Inc.	731,758	21,945
	Nicor Inc.	433,174	14,996
*	Dynegy, Inc.	4,849,993	11,009
			3,157,338
Total Common Stocks
(Cost $71,078,995)			77,187,775

13

500 Index Fund

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.4%)
3,4	Vanguard Market
	Liquidity Fund,
	0.395%	1,058,802,871	1,058,803

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Federal National
	Mortgage Assn.,
	0.541%, 7/30/09	20,000	19,997
5,6	Federal National
	Mortgage Assn.,
	0.371%, 8/3/09	18,000	17,998
5,6	Federal Home
	Loan Mortgage Corp.,
	0.597%, 8/24/09	23,000	22,995
5,6	Federal Home
	Loan Mortgage Corp.,
	0.592%, 8/26/09	20,000	19,995
			80,985
Total Temporary Cash Investments
(Cost $1,139,749)			1,139,788
Total Investments (100.6%)
(Cost $72,218,744)			78,327,563
Other Assets and Liabilities (–0.6%)
Other Assets			297,143
Liabilities[4]			(735,285)
			(438,142)
Net Assets (100%)			77,889,421

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	79,630,663
Overdistributed Net Investment Income	(206,980)
Accumulated Net Realized Losses	(7,632,610)
Unrealized Appreciation (Depreciation)
Investment Securities	6,108,819
Futures Contracts	(10,471)
Net Assets	77,889,421

Investor Shares—Net Assets
Applicable to 477,552,950 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	40,460,182
Net Asset Value Per Share—
Investor Shares	$84.72

Admiral Shares—Net Assets
Applicable to 276,117,833 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	23,394,623
Net Asset Value Per Share—
Admiral Shares	$84.73

Signal Shares—Net Assets
Applicable to 200,525,713 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	14,034,616
Net Asset Value Per Share—
Signal Shares	$69.99

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $190,092,000.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.

2  Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.

3  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4  Includes $241,384,000 of collateral received for securities on loan.

5  The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

6  Securities with a value of $80,985,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

14

500 Index Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends	918,086
Interest[1]	2,382
Security Lending	33,715
Total Income	954,183
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,434
Management and Administrative—Investor Shares	24,903
Management and Administrative—Admiral Shares	5,817
Management and Administrative—Signal Shares	3,336
Marketing and Distribution—Investor Shares	5,460
Marketing and Distribution—Admiral Shares	2,964
Marketing and Distribution—Signal Shares	1,912
Custodian Fees	175
Shareholders’ Reports and Proxies—Investor Shares	1,795
Shareholders’ Reports and Proxies—Admiral Shares	151
Shareholders’ Reports and Proxies—Signal Shares	54
Trustees’ Fees and Expenses	66
Total Expenses	48,067
Net Investment Income	906,116
Realized Net Gain (Loss)
Investment Securities Sold	149,762
Futures Contracts	31,043
Realized Net Gain (Loss)	180,805
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,293,980
Futures Contracts	(24,847)
Change in Unrealized Appreciation (Depreciation)	1,269,133
Net Increase (Decrease) in Net Assets Resulting from Operations	2,356,054

1  Interest income from an affiliated company of the fund was $1,956,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

500 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	906,116	2,238,198
Realized Net Gain (Loss)	180,805	(2,030,619)
Change in Unrealized Appreciation (Depreciation)	1,269,133	(44,962,918)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,356,054	(44,755,339)
Distributions
Net Investment Income
Investor Shares	(452,231)	(1,158,418)
Admiral Shares	(272,359)	(714,034)
Signal Shares	(163,398)	(420,262)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Total Distributions	(887,988)	(2,292,714)
Capital Share Transactions
Investor Shares	907,698	(445,693)
Admiral Shares	15,903	292,556
Signal Shares	611,724	214,326
Net Increase (Decrease) from Capital Share Transactions	1,535,325	61,189
Total Increase (Decrease)	3,003,391	(46,986,864)
Net Assets
Beginning of Period	74,886,030	121,872,894
End of Period[1]	77,889,421	74,886,030

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($206,980,000) and ($225,108,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

500 Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$83.09	$135.15	$130.59	$114.92	$111.64	$102.67
Investment Operations
Net Investment Income	.988	2.443	2.470	2.110	1.950	1.950
Net Realized and Unrealized Gain (Loss)
on Investments	1.605	(51.998)	4.580	15.700	3.310	8.970
Total from Investment Operations	2.593	(49.555)	7.050	17.810	5.260	10.920
Distributions
Dividends from Net Investment Income	(.963)	(2.505)	(2.490)	(2.140)	(1.980)	(1.950)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.963)	(2.505)	(2.490)	(2.140)	(1.980)	(1.950)
Net Asset Value, End of Period	$84.72	$83.09	$135.15	$130.59	$114.92	$111.64

Total Return[1]	3.21%	–37.02%	5.39%	15.64%	4.77%	10.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,460	$38,778	$63,327	$72,013	$69,375	$84,167
Ratio of Total Expenses to
Average Net Assets	0.18%[2]	0.16%	0.15%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.51%[2]	2.16%	1.81%	1.74%	1.75%	1.86%
Portfolio Turnover Rate[3]	4%[2]	6%	5%	5%	6%	3%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

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500 Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$83.09	$135.15	$130.59	$114.92	$111.64	$102.68
Investment Operations
Net Investment Income	1.023	2.534	2.583	2.222	2.052	2.030
Net Realized and Unrealized Gain (Loss)
on Investments	1.615	(52.000)	4.576	15.700	3.310	8.970
Total from Investment Operations	2.638	(49.466)	7.159	17.922	5.362	11.000
Distributions
Dividends from Net Investment Income	(.998)	(2.594)	(2.599)	(2.252)	(2.082)	(2.040)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.998)	(2.594)	(2.599)	(2.252)	(2.082)	(2.040)
Net Asset Value, End of Period	$84.73	$83.09	$135.15	$130.59	$114.92	$111.64

Total Return	3.26%	–36.97%	5.47%	15.75%	4.87%	10.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,395	$23,009	$37,113	$46,467	$38,028	$22,412
Ratio of Total Expenses to
Average Net Assets	0.09%[1]	0.08%	0.07%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.60%[1]	2.24%	1.89%	1.83%	1.84%	1.96%
Portfolio Turnover Rate[2]	4%[1]	6%	5%	5%	6%	3%

1 Annualized.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

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500 Index Fund

Financial Highlights

Signal Shares

	Six Months			Sept. 29,
	Ended	Year Ended		2006[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$68.64	$111.64	$107.86	$101.61
Investment Operations
Net Investment Income	.844	2.092	2.119	.502
Net Realized and Unrealized Gain (Loss) on Investments	1.330	(42.952)	3.794	6.287
Total from Investment Operations	2.174	(40.860)	5.913	6.789
Distributions
Dividends from Net Investment Income	(.824)	(2.140)	(2.133)	(.539)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.824)	(2.140)	(2.133)	(.539)
Net Asset Value, End of Period	$69.99	$68.64	$111.64	$107.86

Total Return	3.26%	–36.97%	5.47%	6.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,035	$13,099	$21,433	$713
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.08%	0.07%	0.09%[2]
Ratio of Net Investment Income to Average Net Assets	2.60%[2]	2.24%	1.89%	1.83%[2]
Portfolio Turnover Rate[3]	4%[2]	6%	5%	5%

1 Inception.

2 Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Signal Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

20

500 Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $18,169,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 7.27% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	77,187,775	—	—
Temporary Cash Investments	1,058,803	80,985	—
Futures Contracts—Liabilities[1]	(4,715)	—	—
Total	78,241,863	80,985	—
1 Represents variation margin on the last day of the reporting period.

21

500 Index Fund

D. At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	September 2009	3,041	696,009	(10,471)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2009, the fund realized $107,028,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $7,386,974,000 to offset future net capital gains of $430,361,000 through December 31, 2009, $3,087,963,000 through December 31, 2010, $145,498,000 through December 31, 2011, $44,874,000 through December 31, 2012, $757,853,000 through December 31 2013, $1,156,455,000 through December 31, 2014, and $1,763,970,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $72,218,744,000. Net unrealized appreciation of investment securities for tax purposes was $6,108,819,000, consisting of unrealized gains of $23,270,432,000 on securities that had risen in value since their purchase and $17,161,613,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2009, the fund purchased $3,054,481,000 of investment securities and sold $1,654,625,000 of investment securities, other than temporary cash investments.

22

500 Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,856,354	49,542	8,623,602	79,879
Issued in Lieu of Cash Distributions	438,117	5,532	1,121,903	10,825
Redeemed	(3,386,773)	(44,223)	(10,191,198)	(92,585)
Net Increase (Decrease)—Investor Shares	907,698	10,851	(445,693)	(1,881)
Admiral Shares
Issued	1,571,375	20,105	4,245,265	40,714
Issued in Lieu of Cash Distributions	237,853	3,003	627,499	6,044
Redeemed	(1,793,325)	(23,909)	(4,580,208)	(44,442)
Net Increase (Decrease)—Admiral Shares	15,903	(801)	292,556	2,316
Signal Shares
Issued	2,185,591	34,291	5,268,980	58,305
Issued in Lieu of Cash Distributions	147,356	2,253	386,239	4,497
Redeemed	(1,721,223)	(26,855)	(5,440,893)	63,953
Net Increase (Decrease)—Signal Shares	611,724	9,689	214,326	(1,151)

H. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	12/31/2008	6/30/2009	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,032.06	$0.91
Admiral Shares	1,000.00	1,032.63	0.45
Signal Shares	1,000.00	1,032.55	0.45
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.90	$0.90
Admiral Shares	1,000.00	1,024.35	0.45
Signal Shares	1,000.00	1,024.35	0.45

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.09% for Admiral Shares and 0.09% for Signal Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

24

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

25

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

26

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

27

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008); Chairman of the Financial Accounting Foundation; Governor of the Financial Industry Regulatory Authority (FINRA); Director of United Way of Southeastern Pennsylvania.

F. William McNabb III1

Born 1957. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: Director of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); President of Rohm and Haas Co. (2006–2008); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with Secondary Appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer of Johnson & Johnson (1997–2005); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupations During the Past Five Years: President since 2007 and Chief Operating Officer since 2005 of Corning Incorporated (communications equipment); President of Corning Technologies (2001–2005); Director of Corning Incorporated and Dow Corning; Trustee of the Corning Incorporated Foundation and the Corning Museum of Glass; Overseer of the Amos Tuck School of Business Administration at Dartmouth College.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q402 082009

>  Vanguard’s three small-capitalization index funds closely tracked their target indexes, with returns ranging from about 1% to more than 13% for the first half of 2009.

>  As investors regained their appetite for risk, small-cap stocks outperformed large-caps and growth stocks far outpaced their value-oriented small-company counterparts.

>  The information technology and consumer discretionary sectors led the rebound across the small-cap universe, and financials continued to lag.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Small-Cap Index Fund	8
Small-Cap Growth Index Fund	26
Small-Cap Value Index Fund	41
About Your Fund’s Expenses	56
Trustees Approve Advisory Arrangement	58
Glossary	59

Small-Cap Index Fund
Small-Cap Growth Index Fund
Small-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Small-Cap Index Fund
Investor Shares	NAESX	7.35%
Admiral™ Shares[1]	VSMAX	7.41
Signal® Shares[2]	VSISX	7.46
Institutional Shares[3]	VSCIX	7.47
ETF Shares[4]	VB
Market Price		7.85
Net Asset Value		7.43
MSCI® US Small Cap 1750 Index		7.32
Average Small-Cap Core Fund[5]		6.29

Vanguard Small-Cap Growth Index Fund
Investor Shares	VISGX	13.55%
Institutional Shares[3]	VSGIX	13.64
ETF Shares[4]	VBK
Market Price		13.83
Net Asset Value		13.60
MSCI US Small Cap Growth Index		13.54
Average Small-Cap Growth Fund[5]		11.41

Vanguard Small-Cap Value Index Fund
Investor Shares	VISVX	1.36%
Institutional Shares[3]	VSIIX	1.47
ETF Shares[4]	VBR
Market Price		1.85
Net Asset Value		1.41
MSCI US Small Cap Value Index		1.23
Average Small-Cap Value Fund[5]		4.70

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3  This class of shares also carries lower costs and is available for a minimum initial investment of $5 million.

4  Vanguard ETF® Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5  Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

As the 2008 credit crunch and economic recession extended into 2009, equities faced stiff headwinds and continued to slide—until March, when a robust rally kicked in. Investors began to be encouraged by the apparent “green shoots” of budding economic recovery and hope that the worst of the global recession was over. With robust second-quarter gains more than offsetting first-quarter losses, small-company stocks generally finished the first half solidly in positive territory.

The trio of Vanguard small-cap index funds, as usual, met their primary objective of closely tracking their target indexes in the first half. Vanguard Small-Cap Growth Index Fund was the best performer, returning 13.55%, more than 2 percentage points better than the average return of peer funds. (All returns are for Investor Shares.) Small-company growth stocks especially benefited from investors’ appetite for companies positioned not just to survive the downturn but also to thrive in the inevitable recovery.

Vanguard Small-Cap Value Index Fund returned 1.36%, behind the average return of its peers. And Vanguard Small-Cap Index Fund, which is diversified across growth and value stocks, returned 7.35%—in between the two other funds and ahead of its peers.

2

Stock gains petered out by the end of the period

For the six months ended June 30, the broad U.S. stock market returned 5%. The stock market began the period in negative territory, but then rallied through much of the spring. While the second quarter was the strongest quarter for U.S. stocks since 2003, equity gains fizzled in mid-June as investors were taken aback by a drop in consumer confidence, a decline in home prices, and a larger-than-expected rise in the unemployment rate.

International stocks registered a stronger showing, returning about 14% for the half-year. Emerging markets posted the best results as investors poured money into countries with strong growth prospects. Higher commodity prices and a slight rebound in manufacturing orders helped reverse steep declines in international stocks from earlier in the period.

Still, pockets of the developed and developing markets, particularly in Europe, continued to struggle amid the global recession. After three consecutive monthly gains, the MSCI All Country World Index ex USA declined slightly for June, perhaps signaling a bumpy road ahead.

Bond investors grew confident, sought out higher yields

As the fiscal half-year began, investors panicked by the credit-market crisis sought shelter in U.S. Treasury bonds, considered the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

Market Barometer
	Total Returns
	Periods Ended June 30, 2009
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	4.32%	–26.69%	–1.85%
Russell 2000 Index (Small-caps)	2.64	–25.01	–1.71
Dow Jones U.S. Total Stock Market Index	5.00	–26.11	–1.47
MSCI All Country World Index ex USA (International)	14.35	–30.54	4.95

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	1.90%	6.05%	5.01%
Barclays Capital Municipal Bond Index	6.43	3.77	4.14
Citigroup 3-Month Treasury Bill Index	0.10	0.78	3.02

CPI
Consumer Price Index	2.60%	–1.43%	2.60%

1 Annualized.

3

By mid-March, investors had gained confidence from the federal government’s efforts to thaw the credit market and stimulate the economy. Bond investors were more optimistic and more willing to take on risk; they shifted their focus away from Treasuries to higher-yielding corporate bonds. For the six months, the Barclays Capital U.S. Aggregate Bond Index returned nearly 2%, while high-yield bonds, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index, returned about 30%.

Despite some murmurs in the market about longer-term inflation risks, the Federal Reserve in recent months unveiled plans to purchase Treasury and mortgage-backed securities. The Fed hoped to drive up the securities’ prices and push down yields, and thus keep borrowing costs, such as mortgage rates, low. Government initiatives also helped bring down municipal bond yields, which earlier in the period were higher than those of Treasuries, a reversal in the traditional relationship

Expense Ratios[1]
Your Fund Compared With Its Peer Group
Expense
Ratio
Small-Cap Index Fund
Investor Shares	0.28%
Admiral Shares	0.15
Signal Shares	0.15
Institutional Shares	0.09
ETF Shares	0.15
Average Small-Cap Core Fund	1.43

Small-Cap Growth Index Fund
Investor Shares	0.28%
Institutional Shares	0.09
ETF Shares	0.15
Average Small-Cap Growth Fund	1.61

Small-Cap Value Index Fund
Investor Shares	0.28%
Institutional Shares	0.09
ETF Shares	0.15
Average Small-Cap Value Fund	1.52

1  The fund expense ratios shown are from the prospectuses dated April 29, 2009, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the six months ended June 30, 2009, the Small-Cap Index Fund’s annualized expense ratios were 0.28% for Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares. The Small-Cap Growth Index Fund’s annualized expense ratios were 0.28% for Investor Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares. The Small-Cap Value Index Fund’s annualized expense ratios were 0.28% for Investor Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008.

4

between taxable and tax-exempt yields. For the six months, the tax-exempt bond market returned more than 6%.

The Fed kept the target for short-term interest rates at an all-time low of 0% to 0.25% throughout the period.

Growth stocks led as optimism returned

The Small-Cap Growth Index Fund reclaimed the lead from its two Vanguard counterparts as investor optimism eclipsed concerns that the U.S. economy might sink into depression. Information technology, the largest sector in the fund and its target index (representing more than one-quarter of assets, on average), rebounded more than 30% and contributed almost two-thirds of the fund’s return. After significant pullbacks in 2008, spending on computer hardware, software, and communications equipment began to pick up as confidence improved.

Consumer discretionary stocks, notably specialty apparel and accessory makers and retailers, gained more than 26% as consumers began to loosen their purse strings—aided by some federal stimulus programs. In contrast, industrial and financial stocks could not overcome losses sustained earlier in the period and remained in the shadows with single-digit negative returns.

With the shift in market sentiment, the Small-Cap Value Index Fund became the laggard among the trio. Like their growth counterparts, value-oriented tech and consumer discretionary stocks posted double-digit advances, as did those in health care and in the materials and energy sectors—both beneficiaries of rising commodity prices. But the still-struggling financial sector—accounting for about one-third of assets in the fund and the index—retreated again and trimmed about 6 percentage points from return.

As expected, the return of the Small-Cap Index Fund was near the midpoint between the returns of its growth and value fund counterparts, and its performance echoed the same themes.

Trying to time the market is a recipe for failure

When dark clouds hang over stocks—as they did in 2008 and early 2009—you may be tempted to seek shelter in other havens, such as U.S. Treasury bonds. And when the sun shines brightly again, it’s only natural to want to participate.

Resisting these strong temptations can be one of the major challenges of investing, but it’s an effort well worth making. Successful market timing is an elusive goal, because it involves overcoming not one but two significant hurdles: knowing

5

when to sell and when to buy. (Of course, choosing what to sell and buy also matters.) Investors who sold out of stocks in the throes of the bear market in 2008 and early 2009 would have missed the strong comeback this spring.

That’s why we encourage you to focus on the time-tested principles of balance and diversification, both within and across asset classes, in developing a portfolio consistent with your goals, time horizon, and risk tolerance.

Economic recessions can be especially hard on smaller companies, which don’t have the staying power that many larger enterprises have. On the other hand, smaller companies may have the potential for greater growth during recoveries and booms. Vanguard’s small-cap index funds offer broadly diversified exposure to small-cap opportunities, with low expense ratios that help them more closely track the performance of their benchmark indexes.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive

Officer July 21, 2009

Your Fund’s Performance at a Glance
December 31, 2008–June 30, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Small-Cap Index Fund
Investor Shares	$20.40	$21.89	$0.007	$0.000
Admiral Shares	20.40	21.90	0.009	0.000
Signal Shares	18.39	19.75	0.009	0.000
Institutional Shares	20.40	21.91	0.010	0.000
ETF Shares	42.60	45.74	0.021	0.000
Small-Cap Growth Index Fund
Investor Shares	$11.90	$13.51	$0.002	$0.000
Institutional Shares	11.91	13.53	0.003	0.000
ETF Shares	42.32	48.06	0.011	0.000
Small-Cap Value Index Fund
Investor Shares	$10.21	$10.34	$0.007	$0.000
Institutional Shares	10.22	10.36	0.008	0.000
ETF Shares	42.58	43.14	0.033	0.000

6

Vanguard Small-Cap ETF
Premium/Discount: June 30, 2004–June 30, 2009
	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	534	42.38%	677	53.73%
25–49.9	18	1.43	26	2.06
50–74.9	0	0.00	1	0.08
75–100.0	2	0.16	1	0.08
>100.0	0	0.00	1	0.08
Total	554	43.97%	706	56.03%

Vanguard Small-Cap Growth ETF
Premium/Discount: June 30, 2004–June 30, 2009
	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	546	43.34%	663	52.61%
25–49.9	8	0.63	30	2.38
50–74.9	2	0.16	1	0.08
75–100.0	1	0.08	1	0.08
>100.0	1	0.08	7	0.56
Total	558	44.29%	702	55.71%

Vanguard Small-Cap Value ETF
Premium/Discount: June 30, 2004–June 30, 2009
	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	548	43.49%	647	51.35%
25–49.9	29	2.30	29	2.30
50–74.9	3	0.2 4	2	0.16
75–100.0	0	0.00	0	0.00
>100.0	1	0.08	1	0.08
Total	581	46.11%	679	53.89%

1  One basis point equals 1/100 of a percentage point.

7

Small-Cap Index Fund

Fund Profile

As of June 30, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,757	1,753	4,399
Median Market Cap	$1.0B	$1.0B	$24.2B
Price/Earnings Ratio	39.3x	39.4x	18.6x
Price/Book Ratio	1.5x	1.5x	1.9x
Yield[3]		1.5%	2.2%
Investor Shares	1.7%
Admiral Shares	1.8%
Signal Shares	1.8%
Institutional Shares	1.9%
ETF Shares	1.8%
Return on Equity	11.5%	11.5%	19.7%
Earnings Growth Rate	8.5%	8.4%	13.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	16%	—	—
Expense Ratio[5]		—	—
Investor Shares	0.28%
Admiral Shares	0.15%
Signal Shares	0.15%
Institutional Shares	0.09%
ETF Shares	0.15%
Short-Term Reserves	0.3%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	14.1%	14.1%	9.7%
Consumer Staples	3.6	3.6	10.4
Energy	5.3	5.3	11.8
Financials	19.6	19.7	15.0
Health Care	13.1	13.0	13.6
Industrials	15.6	15.6	10.3
Information Technology	18.9	18.9	18.2
Materials	4.7	4.7	3.6
Telecommunication
Services	1.0	1.0	3.2
Utilities	4.1	4.1	4.2

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.94
Beta	1.00	1.22

1  MSCI US Small Cap 1750 Index.

2  Dow Jones U.S. Total Stock Market Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The expense ratios shown are from the prospectuses dated April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the Small-Cap Index Fund’s annualized expense ratios were 0.28% for Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

8

Small-Cap Index Fund

Ten Largest Holdings[1] (% of total net assets)

Genworth Financial Inc.	multi-line insurance	0.3%
Brocade Communications	communications
Systems, Inc.	equipment	0.3
Dendreon Corp.	biotechnology	0.3
F5 Networks, Inc.	communications
	equipment	0.3
ON Semiconductor Corp.	semiconductors	0.3
MSCI, Inc.–	specialized
Class A Shares	finance	0.2
AGL Resources Inc.	gas utilities	0.2
Atmos Energy Corp.	gas utilities	0.2
Aeropostale, Inc.	apparel retail	0.2
AptarGroup Inc.	metal and
	glass containers	0.2
Top Ten		2.5%

Investment Focus

1  The holdings listed exclude any temporary cash investments and equity index products.

9

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1998–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	10/3/1960	–25.22%	–0.82%	3.01%
Admiral Shares	11/13/2000	–25.16	–0.72	2.84[4]
Signal Shares	12/15/2006	–25.11	–13.56[4]	—
Institutional Shares	7/7/1997	–25.09	–0.66	3.17
ETF Shares	1/26/2004
Market Price		–25.18	–0.63	–0.56[4]
Net Asset Value		–25.12	–0.70	–0.55[4]

1  Six months ended June 30, 2009.

2  Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

10

Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2009

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	Aeropostale, Inc.	815,280	27,940	0.2%
*	Career Education Corp.	1,095,083	27,257	0.2%
*	DreamWorks Animation SKG, Inc.	855,515	23,604	0.2%
	Consumer Discretionary—Other †		1,635,513	13.4%
			1,714,314	14.0%
Consumer Staples
	Corn Products International, Inc.	908,740	24,345	0.2%
	Herbalife Ltd.	750,322	23,665	0.2%
*	BJ’s Wholesale Club, Inc.	717,499	23,125	0.2%
	Del Monte Foods Co.	2,412,035	22,625	0.2%
	Consumer Staples—Other †		348,878	2.8%
			442,638	3.6%
Energy
	Southern Union Co.	1,361,650	25,041	0.2%
	Core Laboratories N.V.	265,745	23,160	0.2%
*	Concho Resources, Inc.	774,906	22,232	0.2%
	Energy—Other †		576,162	4.7%
			646,595	5.3%
Financials
	Genworth Financial Inc.	5,284,220	36,937	0.3%
*	MSCI, Inc.-Class A Shares	1,221,279	29,848	0.3%
	Waddell & Reed Financial, Inc.	1,035,776	27,313	0.2%
	Chimera Investment Corp. REIT	7,414,676	25,877	0.2%
	Arthur J. Gallagher & Co.	1,176,428	25,105	0.2%
	Senior Housing Properties Trust REIT	1,462,092	23,861	0.2%
	The Hanover Insurance Group Inc.	620,835	23,660	0.2%
	Aspen Insurance Holdings Ltd.	994,753	22,223	0.2%
	Financials—Other †		2,173,635	17.7%
			2,388,459	19.5%

11

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	Dendreon Corp.	1,360,959	33,820	0.3%
*	VCA Antech, Inc.	1,032,561	27,569	0.2%
	Universal Health Services Class B	558,575	27,286	0.2%
	PerkinElmer, Inc.	1,417,392	24,663	0.2%
*,^	Valeant Pharmaceuticals International	944,609	24,295	0.2%
*	United Therapeutics Corp.	290,207	24,183	0.2%
*	MEDNAX, Inc.	556,367	23,440	0.2%
*	Sepracor Inc.	1,328,357	23,007	0.2%
	Owens & Minor, Inc.	504,570	22,110	0.2%
	Health Care—Other †		1,358,968	11.1%
			1,589,341	13.0%
Industrials
*	Waste Connections, Inc.	973,371	25,220	0.2%
*	Corrections Corp. of America	1,463,599	24,867	0.2%
	IDEX Corp.	1,007,707	24,759	0.2%
*	General Cable Corp.	631,689	23,739	0.2%
	Landstar System, Inc.	630,723	22,649	0.2%
	Industrials—Other †		1,782,938	14.5%
			1,904,172	15.5%
Information Technology
*	Brocade Communications Systems, Inc.	4,721,078	36,919	0.3%
*	F5 Networks, Inc.	968,590	33,504	0.3%
*	ON Semiconductor Corp.	4,761,326	32,663	0.3%
*	Macrovision Solutions Corp.	1,256,592	27,406	0.2%
*	Itron, Inc.	481,577	26,520	0.2%
*	CommScope, Inc.	996,462	26,167	0.2%
*	MICROS Systems, Inc.	980,650	24,830	0.2%
*	Sohu.com Inc.	371,909	23,367	0.2%
*,^	Palm, Inc.	1,391,589	23,059	0.2%
*	3Com Corp.	4,718,541	22,224	0.2%
	Information Technology—Other †		2,030,660	16.5%
			2,307,319	18.8%
Materials
	AptarGroup Inc.	823,726	27,817	0.2%
	Ashland, Inc.	854,015	23,955	0.2%
	RPM International, Inc.	1,566,663	21,996	0.2%
	Materials—Other †		496,437	4.0%
			570,205	4.6%

Telecommunication Services †			123,335	1.0%

Utilities
	AGL Resources Inc.	937,347	29,808	0.2%
	Atmos Energy Corp.	1,117,495	27,982	0.2%
	ITC Holdings Corp.	606,365	27,505	0.2%
	Great Plains Energy, Inc.	1,628,684	25,326	0.2%
	Westar Energy, Inc.	1,323,117	24,835	0.2%
	Utilities—Other †		366,902	3.1%
			502,358	4.1%
Total Common Stocks (Cost $15,060,275)			12,188,736	99.4%[1]

12

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	0.395%	352,461,951	352,462	2.8%

4U.S. Government and Agency Obligations †			9,495	0.1%
Total Temporary Cash Investments (Cost $361,955)			361,957	2.9%[1]
Total Investments (Cost $15,422,230)			12,550,693	102.3%
Other Assets and Liabilities
Other Assets			63,316	0.5%
Liabilities[3]			(351,201)	(2.8%)
			(287,885)	(2.3%)
Net Assets			12,262,808	100.0%

13

Small-Cap Index Fund

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	16,875,524
Undistributed Net Investment Income	43,783
Accumulated Net Realized Losses	(1,785,266)
Unrealized Appreciation (Depreciation)
Investment Securities	(2,871,537)
Futures Contracts	304
Net Assets	12,262,808

Investor Shares—Net Assets
Applicable to 209,782,276 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,592,722
Net Asset Value Per Share—Investor Shares	$21.89

Admiral Shares—Net Assets
Applicable to 71,835,409 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,573,540
Net Asset Value Per Share—Admiral Shares	$21.90

Signal Shares—Net Assets
Applicable to 70,507,557 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,392,191
Net Asset Value Per Share—Signal Shares	$19.75

Institutional Shares—Net Assets
Applicable to 140,680,017 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,082,830
Net Asset Value Per Share—Institutional Shares	$21.91

ETF Shares—Net Assets
Applicable to 35,450,933 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,621,525
Net Asset Value Per Share—ETF Shares	$45.74

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $215,326,000.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.3%, respectively, of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Includes $246,220,000 of collateral received for securities on loan.

4  Securities with a value of $9,495,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Small-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends	63,306
Interest[1]	354
Security Lending	10,283
Total Income	73,943
Expenses
The Vanguard Group—Note B
Investment Advisory Services	232
Management and Administrative—Investor Shares	4,285
Management and Administrative—Admiral Shares	709
Management and Administrative—Signal Shares	588
Management and Administrative—Institutional Shares	540
Management and Administrative—ETF Shares	594
Marketing and Distribution—Investor Shares	609
Marketing and Distribution—Admiral Shares	195
Marketing and Distribution—Signal Shares	182
Marketing and Distribution—Institutional Shares	401
Marketing and Distribution—ETF Shares	187
Custodian Fees	452
Shareholders’ Reports and Proxies—Investor Shares	304
Shareholders’ Reports and Proxies—Admiral Shares	14
Shareholders’ Reports and Proxies—Signal Shares	19
Shareholders’ Reports and Proxies—Institutional Shares	15
Shareholders’ Reports and Proxies—ETF Shares	97
Trustees’ Fees and Expenses	9
Total Expenses	9,432
Net Investment Income	64,511
Realized Net Gain (Loss)
Investment Securities Sold	(226,255)
Futures Contracts	(1,283)
Realized Net Gain (Loss)	(227,538)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	991,695
Futures Contracts	(3,952)
Change in Unrealized Appreciation (Depreciation)	987,743
Net Increase (Decrease) in Net Assets Resulting from Operations	824,716

1  Interest income from an affiliated company of the fund was $223,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	64,511	207,580
Realized Net Gain (Loss)	(227,538)	530,712
Change in Unrealized Appreciation (Depreciation)	987,743	(6,344,995)
Net Increase (Decrease) in Net Assets Resulting from Operations	824,716	(5,606,703)
Distributions
Net Investment Income
Investor Shares	(1,400)	(78,250)
Admiral Shares	(633)	(30,066)
Signal Shares	(594)	(24,267)
Institutional Shares	(1,300)	(53,803)
ETF Shares	(626)	(25,370)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(4,553)	(211,756)
Capital Share Transactions
Investor Shares	241,275	168,313
Admiral Shares	24,138	(11,036)
Signal Shares	118,174	199,826
Institutional Shares	331,050	429,108
ETF Shares	292,620	598,110
Net Increase (Decrease) from Capital Share Transactions	1,007,257	1,384,321
Total Increase (Decrease)	1,827,420	(4,434,138)
Net Assets
Beginning of Period	10,435,388	14,869,526
End of Period[1]	12,262,808	10,435,388

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $43,783,000 and ($16,175,000). See accompanying Notes, which are an integral part of the Financial Statements.

16

Small-Cap Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$20.40	$32.58	$32.62	$28.52	$26.83	$22.60
Investment Operations
Net Investment Income	.109	.398	.413	.357	.290	.267
Net Realized and Unrealized Gain (Loss)
on Investments	1.388	(12.174)	(.041)	4.101	1.690	4.228
Total from Investment Operations	1.497	(11.776)	.372	4.458	1.980	4.495
Distributions
Dividends from Net Investment Income	(.007)	(.404)	(.412)	(.358)	(.290)	(.265)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.007)	(.404)	(.412)	(.358)	(.290)	(.265)
Net Asset Value, End of Period	$21.89	$20.40	$32.58	$32.62	$28.52	$26.83

Total Return[1]	7.35%	–36.07%	1.16%	15.64%	7.36%	19.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,593	$4,050	$6,214	$6,808	$5,902	$6,247
Ratio of Total Expenses to
Average Net Assets	0.28%[2]	0.23%	0.22%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to
Average Net Assets	1.44%[2]	1.49%	1.23%	1.18%	1.08%	1.13%
Portfolio Turnover Rate[3]	16%[2]	14%	16%	13%	18%	19%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Small-Cap Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$20.40	$32.59	$32.64	$28.53	$26.83	$22.60
Investment Operations
Net Investment Income	.121	.426	.440	.395	.325	.294
Net Realized and Unrealized Gain (Loss)
on Investments	1.388	(12.185)	(.040)	4.101	1.690	4.228
Total from Investment Operations	1.509	(11.759)	.400	4.496	2.015	4.522
Distributions
Dividends from Net Investment Income	(.009)	(.431)	(.450)	(.386)	(.315)	(.292)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.009)	(.431)	(.450)	(.386)	(.315)	(.292)
Net Asset Value, End of Period	$21.90	$20.40	$32.59	$32.64	$28.53	$26.83

Total Return	7.41%	–36.00%	1.24%	15.77%	7.49%	20.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,574	$1,444	$2,325	$3,078	$2,382	$1,451
Ratio of Total Expenses to
Average Net Assets	0.15%[1]	0.12%	0.11%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.57%[1]	1.60%	1.34%	1.28%	1.18%	1.25%
Portfolio Turnover Rate[2]	16%[1]	14%	16%	13%	18%	19%

1 Annualized.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Small-Cap Index Fund

Financial Highlights

Signal Shares

	Six Months			Dec. 15,
	Ended	Year Ended		2006[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$18.39	$29.38	$29.42	$29.98
Investment Operations
Net Investment Income	.110	.385	.406	.004
Net Realized and Unrealized Gain (Loss) on Investments	1.259	(10.985)	(.042)	(.251)
Total from Investment Operations	1.369	(10.600)	.364	(.247)
Distributions
Dividends from Net Investment Income	(.009)	(.390)	(.404)	(.313)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.009)	(.390)	(.404)	(.313)
Net Asset Value, End of Period	$19.75	$18.39	$29.38	$29.42

Total Return	7.46%	–36.00%	1.25%	–0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,392	$1,172	$1,625	$157
Ratio of Total Expenses to Average Net Assets	0.15%[2]	0.12%	0.11%	0.13%[2]
Ratio of Net Investment Income to Average Net Assets	1.57%[2]	1.60%	1.34%	1.28%[2]
Portfolio Turnover Rate[3]	16%[2]	14%	16%	13%[2]

1 Inception.

2 Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Small-Cap Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$20.40	$32.60	$32.65	$28.54	$26.84	$22.61
Investment Operations
Net Investment Income	.127	.441	.457	.411	.343	.306
Net Realized and Unrealized Gain (Loss)
on Investments	1.393	(12.196)	(.041)	4.101	1.690	4.228
Total from Investment Operations	1.520	(11.755)	.416	4.512	2.033	4.534
Distributions
Dividends from Net Investment Income	(.010)	(.445)	(.466)	(.402)	(.333)	(.304)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.010)	(.445)	(.466)	(.402)	(.333)	(.304)
Net Asset Value, End of Period	$21.91	$20.40	$32.60	$32.65	$28.54	$26.84

Total Return	7.47%	–35.98%	1.29%	15.82%	7.56%	20.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,083	$2,545	$3,585	$3,107	$2,089	$1,648
Ratio of Total Expenses to
Average Net Assets	0.09%[1]	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.63%[1]	1.65%	1.38%	1.33%	1.23%	1.30%
Portfolio Turnover Rate[2]	16%[1]	14%	16%	13%	18%	19%

1 Annualized.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Small-Cap Index Fund

Financial Highlights

ETF Shares

	Six Months					Jan. 26,
	Ended					2004[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$42.60	$68.07	$68.16	$59.59	$56.05	$50.65
Investment Operations
Net Investment Income	.255	.910	.959	.836	.668	.585
Net Realized and Unrealized Gain (Loss)
on Investments	2.906	(25.462)	(.093)	8.569	3.555	5.436
Total from Investment Operations	3.161	(24.552)	.866	9.405	4.223	6.021
Distributions
Dividends from Net Investment Income	(.021)	(.918)	(.956)	(.835)	(.683)	(.621)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.021)	(.918)	(.956)	(.835)	(.683)	(.621)
Net Asset Value, End of Period	$45.74	$42.60	$68.07	$68.16	$59.59	$56.05

Total Return	7.43%	–35.99%	1.27%	15.79%	7.53%	11.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,622	$1,224	$1,121	$670	$265	$186
Ratio of Total Expenses to
Average Net Assets	0.15%[2]	0.10%	0.10%	0.10%	0.10%	0.18%[2]
Ratio of Net Investment Income to
Average Net Assets	1.57%[2]	1.62%	1.35%	1.31%	1.20%	1.19%[2]
Portfolio Turnover Rate[3]	16%[2]	14%	16%	13%	18%	19%[2]

1 Inception.

2 Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

22

Small-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $2,789,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,188,736	—	—
Temporary Cash Investments	352,462	9,495	—
Futures Contracts—Liabilities[1]	(117)	—	—
Total	12,541,081	9,495	—
1 Represents variation margin on the last day of the reporting period.

23

Small-Cap Index Fund

D. At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	September 2009	1,465	74,305	304

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2009, the fund realized $246,811,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $1,299,876,000 to offset future net capital gains of $326,341,000 through December 31, 2011, $23,049,000 through December 31, 2015, $481,807,000 through December 31, 2016, and $468,679,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $15,422,230,000. Net unrealized depreciation of investment securities for tax purposes was $2,871,537,000, consisting of unrealized gains of $1,013,196,000 on securities that had risen in value since their purchase and $3,884,733,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2009, the fund purchased $2,580,331,000 of investment securities and sold $1,442,843,000 of investment securities, other than temporary cash investments.

24

Small-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	666,615	34,170	1,369,493	50,519
Issued in Lieu of Cash Distributions	1,337	80	74,366	3,864
Redeemed	(426,677)	(22,997)	(1,275,546)	(46,583)
Net Increase (Decrease)—Investor Shares	241,275	11,253	168,313	7,800
Admiral Shares
Issued	128,543	6,677	313,670	11,694
Issued in Lieu of Cash Distributions	546	33	26,178	1,359
Redeemed	(104,951)	(5,670)	(350,884)	(13,585)
Net Increase (Decrease)—Admiral Shares	24,138	1,040	(11,036)	(532)
Signal Shares
Issued	250,786	14,598	565,494	23,032
Issued in Lieu of Cash Distributions	525	35	21,794	1,257
Redeemed	(133,137)	(7,826)	(387,462)	(15,887)
Net Increase (Decrease)—Signal Shares	118,174	6,807	199,826	8,402
Institutional Shares
Issued	603,190	30,389	1,225,972	44,213
Issued in Lieu of Cash Distributions	1,231	74	50,865	2,644
Redeemed	(273,371)	(14,520)	(847,729)	(32,066)
Net Increase (Decrease)—Institutional Shares	331,050	15,943	429,108	14,791
ETF Shares
Issued	928,610	21,716	3,053,322	53,168
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(635,990)	(15,000)	(2,455,212)	(40,900)
Net Increase (Decrease)—ETF Shares	292,620	6,716	598,110	12,268

H. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 19, 2009, for potential recognition or disclosure in these financial statements.

25

Small-Cap Growth Index Fund

Fund Profile

As of June 30, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	993	990	4,399
Median Market Cap	$1.0B	$1.0B	$24.2B
Price/Earnings Ratio	42.5x	42.6x	18.6x
Price/Book Ratio	2.3x	2.3x	1.9x
Yield[3]		0.4%	2.2%
Investor Shares	0.5%
Institutional Shares	0.7%
ETF Shares	0.6%
Return on Equity	13.4%	13.4%	19.7%
Earnings Growth Rate	14.6%	14.6%	13.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	47%	—	—
Expense Ratio[5]		—	—
Investor Shares	0.28%
Institutional Shares	0.09%
ETF Shares	0.15%
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	15.7%	15.7%	9.7%
Consumer Staples	3.3	3.3	10.4
Energy	5.5	5.5	11.8
Financials	7.3	7.3	15.0
Health Care	19.5	19.5	13.6
Industrials	16.5	16.5	10.3
Information Technology	27.4	27.4	18.2
Materials	2.9	2.9	3.6
Telecommunication
Services	1.2	1.2	3.2
Utilities	0.7	0.7	4.2

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.93
Beta	1.00	1.23

Ten Largest Holdings[7] (% of total net assets)

Brocade Communications	communications
Systems, Inc.	equipment	0.6%
F5 Networks, Inc.	communications
	equipment	0.5
ON Semiconductor Corp.	semiconductors	0.5
MSCI, Inc.–	specialized
Class A Shares	finance	0.5
Aeropostale, Inc.	apparel retail	0.5
VCA Antech, Inc.	health care facilities	0.4
ITC Holdings Corp.	electric utilities	0.4
Macrovision
Solutions Corp.	systems software	0.4
Itron, Inc.	electronic equipment
	and instruments	0.4
CommScope, Inc.	communications
	equipment	0.4
Top Ten		4.6%

Investment Focus

1  MSCI US Small Cap Growth Index.

2  Dow Jones U.S. Total Stock Market Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The fund expense ratios shown are from the prospectuses dated April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the Small-Cap Growth Index Fund’s annualized expense ratios were 0.28% for Investor Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7  The holdings listed exclude any temporary cash investments and equity index products.

26

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1998–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	5/21/1998	–27.19%	–0.33%	4.23%
Institutional Shares	5/24/2000	–27.08	–0.19	3.30[4]
ETF Shares	1/26/2004
Market Price		–27.24	–0.18	–0.55[4]
Net Asset Value		–27.10	–0.24	–0.53[4]

1  Six months ended June 30, 2009.

2  S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

27

Small-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2009

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	Aeropostale, Inc.	515,731	17,674	0.5%
*	Big Lots Inc.	633,748	13,328	0.3%
*	Chico’s FAS, Inc.	1,368,246	13,313	0.3%
*,^	Sirius XM Radio Inc.	29,204,338	12,558	0.3%
	Gentex Corp.	1,062,180	12,321	0.3%
*	WMS Industries, Inc.	380,655	11,994	0.3%
*	Bally Technologies Inc.	400,232	11,975	0.3%
	Consumer Discretionary—Other †		518,468	13.3%
			611,631	15.6%
Consumer Staples
*,^	Green Mountain Coffee Roasters, Inc.	228,940	13,535	0.4%
*	NBTY, Inc.	427,866	12,032	0.3%
	Consumer Staples—Other †		101,286	2.6%
			126,853	3.3%
Energy
	Core Laboratories N.V.	168,150	14,654	0.4%
*	Concho Resources, Inc.	490,301	14,067	0.4%
	Energy—Other †		185,274	4.7%
			213,995	5.5%
Financials
*	MSCI, Inc.-Class A Shares	769,913	18,817	0.5%
	Financials—Other †		263,790	6.7%
			282,607	7.2%
Health Care
*	VCA Antech, Inc.	653,202	17,440	0.5%
*,^	Valeant Pharmaceuticals International	597,507	15,368	0.4%
*	United Therapeutics Corp.	183,670	15,305	0.4%
*	Sepracor Inc.	840,215	14,553	0.4%
*	OSI Pharmaceuticals, Inc.	444,964	12,561	0.3%
*	Nuvasive, Inc.	280,237	12,499	0.3%
*	Onyx Pharmaceuticals, Inc.	437,761	12,371	0.3%

28

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*	BioMarin Pharmaceutical Inc.	770,768	12,032	0.3%
*	Isis Pharmaceuticals, Inc.	715,561	11,807	0.3%
	STERIS Corp.	451,024	11,763	0.3%
	Health Care—Other †		624,128	15.9%
			759,827	19.4%
Industrials
*	Waste Connections, Inc.	616,269	15,968	0.4%
	IDEX Corp.	637,824	15,671	0.4%
*	General Cable Corp.	399,617	15,018	0.4%
	Landstar System, Inc.	398,913	14,325	0.4%
*	Tetra Tech, Inc.	464,476	13,307	0.3%
*	Kirby Corp.	391,566	12,448	0.3%
	Watson Wyatt & Co. Holdings	328,725	12,337	0.3%
*	Thomas & Betts Corp.	411,457	11,875	0.3%
	Industrials—Other †		534,329	13.7%
			645,278	16.5%
Information Technology
*	Brocade Communications Systems, Inc.	2,986,409	23,354	0.6%
*	F5 Networks, Inc.	612,692	21,193	0.5%
*	ON Semiconductor Corp.	3,011,862	20,661	0.5%
*	Macrovision Solutions Corp.	794,915	17,337	0.4%
*	Itron, Inc.	305,159	16,805	0.4%
*	CommScope, Inc.	630,675	16,562	0.4%
*	MICROS Systems, Inc.	620,380	15,708	0.4%
*	Sohu.com Inc.	235,390	14,790	0.4%
*	Palm, Inc.	880,264	14,586	0.4%
*	Varian Semiconductor Equipment Associates, Inc.	563,708	13,523	0.3%
*	NeuStar, Inc. Class A	608,522	13,485	0.3%
*	VistaPrint Ltd.	308,968	13,178	0.3%
*	Polycom, Inc.	645,095	13,076	0.3%
*	Solera Holdings, Inc.	509,370	12,938	0.3%
	Jack Henry & Associates Inc.	617,605	12,815	0.3%
*	Silicon Laboratories Inc.	328,122	12,449	0.3%
*	Atmel Corp.	3,284,279	12,250	0.3%
	Information Technology—Other †		807,452	21.0%
			1,072,162	27.4%
Materials
	Royal Gold, Inc.	298,607	12,452	0.3%
	Materials—Other †		102,361	2.6%
			114,813	2.9%
Telecommunication Services
*	tw telecom inc.	1,150,379	11,814	0.2%
	Telecommunication Services—Other †		36,529	1.0%
			48,343	1.2%
Utilities
	ITC Holdings Corp.	383,702	17,405	0.5%
	Utilities—Other †		8,033	0.2%
			25,438	0.7%
Total Common Stocks (Cost $4,430,816)			3,900,947	99.7%[1]

29

Small-Cap Growth Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	0.395%	101,086,000	101,086	2.6%

4U.S. Government and Agency Obligations †			2,999	0.1%

Total Temporary Cash Investments (Cost $104,084)			104,085	2.7%[1]
Total Investments (Cost $4,534,900)			4,005,032	102.4%
Other Assets and Liabilities
Other Assets			50,636	1.3%
Liabilities[3]			(144,448)	(3.7%)
			(93,812)	(2.4%)
Net Assets			3,911,220	100.0%

30

Small-Cap Growth Index Fund.

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	5,650,007
Overdistributed Net Investment Income	(1,827)
Accumulated Net Realized Losses	(1,207,070)
Unrealized Appreciation (Depreciation)
Investment Securities	(529,868)
Futures Contracts	(22)
Net Assets	3,911,220

Investor Shares—Net Assets
Applicable to 166,042,201 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,242,726
Net Asset Value Per Share—Investor Shares	$13.51

Institutional Shares—Net Assets
Applicable to 49,902,712 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	675,375
Net Asset Value Per Share—Institutional Shares	$13.53

ETF Shares—Net Assets
Applicable to 20,665,339 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	993,116
Net Asset Value Per Share—ETF Shares	$48.06

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $79,416,000.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.4%, respectively, of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Includes $89,445,000 of collateral received for securities on loan.

4  Securities with a value of $2,999,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

31

Small-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends	2,555
Interest[1]	117
Security Lending	4,339
Total Income	7,011
Expenses
The Vanguard Group—Note B
Investment Advisory Services	101
Management and Administrative—Investor Shares	2,015
Management and Administrative—Institutional Shares	102
Management and Administrative—ETF Shares	305
Marketing and Distribution—Investor Shares	297
Marketing and Distribution—Institutional Shares	81
Marketing and Distribution—ETF Shares	110
Custodian Fees	199
Shareholders’ Reports and Proxies—Investor Shares	126
Shareholders’ Reports and Proxies—Institutional Shares	5
Shareholders’ Reports and Proxies—ETF Shares	76
Trustees’ Fees and Expenses	3
Total Expenses	3,420
Net Investment Income	3,591
Realized Net Gain (Loss)
Investment Securities Sold	(143,269)
Futures Contracts	111
Realized Net Gain (Loss)	(143,158)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	579,301
Futures Contracts	(573)
Change in Unrealized Appreciation (Depreciation)	578,728
Net Increase (Decrease) in Net Assets Resulting from Operations	439,161

1  Interest income from an affiliated company of the fund was $34,000.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,591	25,768
Realized Net Gain (Loss)	(143,158)	(374,592)
Change in Unrealized Appreciation (Depreciation)	578,728	(1,579,920)
Net Increase (Decrease) in Net Assets Resulting from Operations	439,161	(1,928,744)
Distributions
Net Investment Income
Investor Shares	(315)	(15,611)
Institutional Shares	(144)	(5,087)
ETF Shares	(178)	(6,779)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(637)	(27,477)
Capital Share Transactions
Investor Shares	116,042	269,325
Institutional Shares	82,958	129,511
ETF Shares	212,201	232,705
Net Increase (Decrease) from Capital Share Transactions	411,201	631,541
Total Increase (Decrease)	849,725	(1,324,680)
Net Assets
Beginning of Period	3,061,495	4,386,175
End of Period[1]	3,911,220	3,061,495

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,827,000) and ($4,781,000). See accompanying Notes, which are an integral part of the Financial Statements.

33

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.90	$20.01	$18.34	$16.43	$15.16	$13.08
Investment Operations
Net Investment Income	.011	.096	.095	.051	.040	.020
Net Realized and Unrealized Gain (Loss)
on Investments	1.601	(8.105)	1.669	1.911	1.270	2.080
Total from Investment Operations	1.612	(8.009)	1.764	1.962	1.310	2.100
Distributions
Dividends from Net Investment Income	(.002)	(.101)	(.094)	(.052)	(.040)	(.020)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.101)	(.094)	(.052)	(.040)	(.020)
Net Asset Value, End of Period	$13.51	$11.90	$20.01	$18.34	$16.43	$15.16

Total Return[1]	13.55%	–40.00%	9.63%	11.94%	8.64%	16.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,243	$1,871	$2,825	$2,208	$1,726	$1,435
Ratio of Total Expenses to
Average Net Assets	0.28%[2]	0.23%	0.22%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.16%[2]	0.60%	0.52%	0.30%	0.27%	0.13%
Portfolio Turnover Rate[3]	47%[2]	38%	32%	40%	39%	41%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.91	$20.04	$18.37	$16.46	$15.18	$13.09
Investment Operations
Net Investment Income	.022	.121	.125	.080	.073	.048
Net Realized and Unrealized Gain (Loss)
on Investments	1.601	(8.126)	1.669	1.910	1.270	2.080
Total from Investment Operations	1.623	(8.005)	1.794	1.990	1.343	2.128
Distributions
Dividends from Net Investment Income	(.003)	(.125)	(.124)	(.080)	(.063)	(.038)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.125)	(.124)	(.080)	(.063)	(.038)
Net Asset Value, End of Period	$13.53	$11.91	$20.04	$18.37	$16.46	$15.18

Total Return	13.64%	–39.91%	9.78%	12.09%	8.84%	16.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$675	$511	$703	$257	$73	$38
Ratio of Total Expenses to
Average Net Assets	0.09%[1]	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.35%[1]	0.76%	0.67%	0.45%	0.42%	0.28%
Portfolio Turnover Rate[2]	47%[1]	38%	32%	40%	39%	41%

1 Annualized.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares

	Six Months					Jan. 26,
	Ended					2004[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$42.32	$71.18	$65.24	$58.47	$53.95	$50.77
Investment Operations
Net Investment Income	.067	.411	.415	.262	.200	.091
Net Realized and Unrealized Gain (Loss)
on Investments	5.684	(28.846)	5.940	6.773	4.534	3.177
Total from Investment Operations	5.751	(28.435)	6.355	7.035	4.734	3.268
Distributions
Dividends from Net Investment Income	(.011)	(.425)	(.415)	(.265)	(.214)	(.088)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.011)	(.425)	(.415)	(.265)	(.214)	(.088)
Net Asset Value, End of Period	$48.06	$42.32	$71.18	$65.24	$58.47	$53.95

Total Return	13.60%	–39.92%	9.74%	12.03%	8.77%	6.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$993	$680	$858	$518	$206	$92
Ratio of Total Expenses to
Average Net Assets	0.15%[2]	0.11%	0.11%	0.12%	0.12%	0.22%[2]
Ratio of Net Investment Income to
Average Net Assets	0.29%[2]	0.72%	0.63%	0.41%	0.37%	0.15%[2]
Portfolio Turnover Rate[3]	47%[2]	38%	32%	40%	39%	41%

1 Inception.

2 Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

37

Small-Cap Growth Index Fund

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $883,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,900,947	—	—
Temporary Cash Investments	101,086	2,999	—
Futures Contracts—Liabilities[1]	(18)	—	—
Total	4,002,015	2,999	—
1 Represents variation margin on the last day of the reporting period.

38

Small-Cap Growth Index Fund

D. At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	September 2009	220	11,158	(22)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2009, the fund realized $74,619,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $970,087,000 to offset future net capital gains of $13,814,000 through December 31, 2011, $15,893,000 through December 31, 2014, $12,561,000 through December 31, 2015, $302,440,000 through December 31, 2016, and $625,379,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $4,534,900,000. Net unrealized depreciation of investment securities for tax purposes was $529,868,000, consisting of unrealized gains of $236,438,000 on securities that had risen in value since their purchase and $766,306,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2009, the fund purchased $1,438,020,000 of investment securities and sold $1,014,002,000 of investment securities, other than temporary cash investments.

39

Small-Cap Growth Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	355,017	29,712	948,611	58,907
Issued in Lieu of Cash Distributions	296	29	14,677	1,296
Redeemed	(239,271)	(20,889)	(693,963)	(44,169)
Net Increase (Decrease)—Investor Shares	116,042	8,852	269,325	16,034
Institutional Shares
Issued	207,333	18,067	283,248	17,034
Issued in Lieu of Cash Distributions	136	13	4,709	416
Redeemed	(124,511)	(11,085)	(158,446)	(9,630)
Net Increase (Decrease)—Institutional Shares	82,958	6,995	129,511	7,820
ETF Shares
Issued	437,468	9,802	1,346,817	21,705
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(225,267)	(5,200)	(1,114,112)	(17,700)
Net Increase (Decrease)—ETF Shares	212,201	4,602	232,705	4,005

H. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 19, 2009, for potential recognition or disclosure in these financial statements.

40

Small-Cap Value Index Fund

Fund Profile

As of June 30, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,022	1,020	4,399
Median Market Cap	$1.0B	$1.0B	$24.2B
Price/Earnings Ratio	36.4x	36.4x	18.6x
Price/Book Ratio	1.1x	1.1x	1.9x
Yield[3]		2.7%	2.2%
Investor Shares	2.9%
Institutional Shares	3.1%
ETF Shares	3.0%
Return on Equity	9.8%	9.8%	19.7%
Earnings Growth Rate	3.5%	3.5%	13.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	37%	—	—
Expense Ratio[5]		—	—
Investor Shares	0.28%
Institutional Shares	0.09%
ETF Shares	0.15%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12.4%	12.4%	9.7%
Consumer Staples	4.0	4.0	10.4
Energy	5.1	5.1	11.8
Financials	32.1	32.1	15.0
Health Care	6.5	6.5	13.6
Industrials	14.7	14.7	10.3
Information Technology	10.2	10.2	18.2
Materials	6.5	6.5	3.6
Telecommunication
Services	0.8	0.8	3.2
Utilities	7.7	7.7	4.2

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.89
Beta	1.00	1.22

Ten Largest Holdings[7] (% of total net assets)

Genworth Financial Inc.	multi-line insurance	0.6%
AGL Resources Inc.	gas utilities	0.5
Atmos Energy Corp.	gas utilities	0.5
AptarGroup Inc.	metal and glass
	containers	0.5
Waddell & Reed	asset management
Financial, Inc.	and custody banks	0.5
Universal Health	health care
Services Class B	facilities	0.5
Chimera Investment	mortgage
Corp. REIT	REITs	0.4
Great Plains Energy, Inc.	electric utilities	0.4
Arthur J. Gallagher & Co.	insurance brokers	0.4
Southern Union Co.	oil and gas storage
	and transportation	0.4
Top Ten		4.7%

Investment Focus

1  MSCI US Small Cap Value Index.

2  Dow Jones U.S. Total Stock Market Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The expense ratios shown are from the prospectuses dated April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the Small-Cap Value Index Fund’s annualized expense ratios were 0.28% for Investor Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7  The holdings listed exclude any temporary cash investments and equity index products.

41

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1998–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[3]	5/21/1998	–23.41%	–1.54%	4.49%
Institutional Shares	12/7/1999	–23.31	–1.41	5.72[4]
ETF Shares	1/26/2004
Market Price		–23.42	–1.39	–0.86[4]
Net Asset Value		–23.34	–1.45	–0.85[4]

1  Six months ended June 30, 2009.

2  S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

42

Small-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of June 30, 2009

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
* DreamWorks Animation SKG, Inc.	555,254	15,319	0.4%
RadioShack Corp.	990,286	13,824	0.4%
Snap-On Inc.	454,832	13,072	0.3%
* Jarden Corp.	695,384	13,038	0.3%
Tupperware Brands Corp.	495,162	12,884	0.3%
Consumer Discretionary—Other †		417,427	10.7%
		485,564	12.4%
Consumer Staples
Corn Products International, Inc.	589,738	15,799	0.4%
Del Monte Foods Co.	1,565,049	14,680	0.4%
Consumer Staples—Other †		126,781	3.2%
		157,260	4.0%
Energy
Southern Union Co.	883,976	16,256	0.4%
Energy—Other †		183,889	4.7%
		200,145	5.1%
Financials
Genworth Financial Inc.	3,430,520	23,979	0.6%
Waddell & Reed Financial, Inc.	672,310	17,729	0.5%
Chimera Investment Corp. REIT	4,818,570	16,817	0.4%
Arthur J. Gallagher & Co.	763,495	16,293	0.4%
Senior Housing Properties Trust REIT	950,584	15,514	0.4%
The Hanover Insurance Group Inc.	402,885	15,354	0.4%
Aspen Insurance Holdings Ltd.	645,459	14,420	0.4%
Mack-Cali Realty Corp. REIT	607,447	13,850	0.4%
Bank of Hawaii Corp.	377,903	13,540	0.4%
Allied World Assurance Holdings, Ltd.	330,394	13,490	0.3%
SL Green Realty Corp. REIT	587,874	13,486	0.3%
Essex Property Trust, Inc. REIT	212,005	13,193	0.3%
First Niagara Financial Group, Inc.	1,153,379	13,172	0.3%

43

Small-Cap Value Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Corporate Office Properties Trust, Inc. REIT	430,535	12,628	0.3%
Valley National Bancorp	1,066,179	12,474	0.3%
Financials—Other †		1,035,356	26.5%
		1,261,295	32.2%
Health Care
Universal Health Services Class B	362,574	17,712	0.5%
PerkinElmer, Inc.	919,921	16,007	0.4%
* MEDNAX, Inc.	361,246	15,219	0.4%
Owens & Minor, Inc.	327,995	14,373	0.4%
Teleflex Inc.	312,926	14,028	0.4%
Health Care—Other †		174,906	4.3%
		252,245	6.4%
Industrials
* Corrections Corp. of America	949,813	16,137	0.4%
Con-way, Inc.	362,707	12,807	0.3%
Hubbell Inc. Class B	389,718	12,494	0.3%
Industrials—Other †		532,704	13.7%
		574,142	14.7%
Information Technology
* 3Com Corp.	3,062,470	14,424	0.4%
Diebold, Inc.	523,205	13,792	0.4%
* Tech Data Corp.	395,854	12,948	0.3%
* Skyworks Solutions, Inc.	1,310,025	12,812	0.3%
Information Technology—Other †		344,058	8.8%
		398,034	10.2%
Materials
AptarGroup Inc.	534,539	18,051	0.5%
Ashland, Inc.	554,182	15,545	0.4%
RPM International, Inc.	1,016,827	14,276	0.4%
Compass Minerals International, Inc.	256,904	14,107	0.4%
Packaging Corp. of America	813,866	13,185	0.3%
Materials—Other †		177,414	4.5%
		252,578	6.5%

Telecommunication Services †		30,502	0.8%

Utilities
AGL Resources Inc.	608,973	19,365	0.5%
Atmos Energy Corp.	725,578	18,168	0.5%
Great Plains Energy, Inc.	1,057,499	16,444	0.4%
Westar Energy, Inc.	858,942	16,122	0.4%
Vectren Corp.	609,346	14,277	0.4%
Piedmont Natural Gas, Inc.	580,612	13,999	0.4%
Hawaiian Electric Industries Inc.	716,562	13,658	0.4%
WGL Holdings Inc.	396,656	12,701	0.3%
New Jersey Resources Corp.	334,922	12,405	0.3%
Nicor Inc.	357,686	12,383	0.3%
Utilities—Other †		150,511	3.8%
		300,033	7.7%
Total Common Stocks (Cost $4,965,237)		3,911,798	100.0%[1]

44

Small-Cap Value Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	0.395%	17,431,000	17,431	0.4%

4U.S. Government and Agency Obligations †			2,999	0.1%
Total Temporary Cash Investments (Cost $20,429)			20,430	0.5%[1]
^Total Investments (Cost $4,985,666)			3,932,228	100.5%
Other Assets and Liabilities
Other Assets			14,058	0.3%
Liabilities[3]			(31,687)	(0.8%)
			(17,629)	(0.5%)
Net Assets			3,914,599	100.0%

45

Small-Cap Value Index Fund

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	6,161,174
Undistributed Net Investment Income	31,136
Accumulated Net Realized Losses	(1,224,257)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,053,438)
Futures Contracts	(16)
Net Assets	3,914,599

Investor Shares—Net Assets
Applicable to 241,701,163 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,498,396
Net Asset Value Per Share—Investor Shares	$10.34

Institutional Shares—Net Assets
Applicable to 37,919,405 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	392,894
Net Asset Value Per Share—Institutional Shares	$10.36

ETF Shares—Net Assets
Applicable to 23,722,972 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,023,309
Net Asset Value Per Share—ETF Shares	$43.14

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  The total value of securities on loan is $14,867,000.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Includes $17,432,000 of collateral received for securities on loan.

4  Securities with a value of $2,999,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Small-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends	40,592
Interest[1]	78
Security Lending	1,795
Total Income	42,465
Expenses
The Vanguard Group—Note B
Investment Advisory Services	108
Management and Administrative—Investor Shares	2,355
Management and Administrative—Institutional Shares	48
Management and Administrative—ETF Shares	354
Marketing and Distribution—Investor Shares	359
Marketing and Distribution—Institutional Shares	59
Marketing and Distribution—ETF Shares	134
Custodian Fees	231
Shareholders’ Reports and Proxies—Investor Shares	170
Shareholders’ Reports and Proxies—Institutional Shares	13
Shareholders’ Reports and Proxies—ETF Shares	74
Trustees’ Fees and Expenses	3
Total Expenses	3,908
Net Investment Income	38,557
Realized Net Gain (Loss)
Investment Securities Sold	(313,949)
Futures Contracts	(2,543)
Realized Net Gain (Loss)	(316,492)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	326,445
Futures Contracts	(16)
Change in Unrealized Appreciation (Depreciation)	326,429
Net Increase (Decrease) in Net Assets Resulting from Operations	48,494

1  Interest income from an affiliated company of the fund was $19,000.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,557	105,315
Realized Net Gain (Loss)	(316,492)	(159,316)
Change in Unrealized Appreciation (Depreciation)	326,429	(1,598,768)
Net Increase (Decrease) in Net Assets Resulting from Operations	48,494	(1,652,769)
Distributions
Net Investment Income
Investor Shares	(1,662)	(68,805)
Institutional Shares	(301)	(11,527)
ETF Shares	(716)	(26,694)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,679)	(107,026)
Capital Share Transactions
Investor Shares	38,211	(2,691)
Institutional Shares	4,826	140,295
ETF Shares	113,815	407,664
Net Increase (Decrease) from Capital Share Transactions	156,852	545,268
Total Increase (Decrease)	202,667	(1,214,527)
Net Assets[1]
Beginning of Period	3,711,932	4,926,459
End of Period	3,914,599	3,711,932

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $31,136,000 and ($4,742,000). See accompanying Notes, which are an integral part of the Financial Statements.

48

Small-Cap Value Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.21	$15.49	$17.05	$14.56	$13.97	$11.49
Investment Operations
Net Investment Income	.100	.293	.344	.311	.263	.227
Net Realized and Unrealized Gain (Loss)
on Investments	.037	(5.277)	(1.551)	2.488	.589	2.478
Total from Investment Operations	.137	(4.984)	(1.207)	2.799	.852	2.705
Distributions
Dividends from Net Investment Income	(.007)	(.296)	(.353)	(.309)	(.262)	(.225)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.007)	(.296)	(.353)	(.309)	(.262)	(.225)
Net Asset Value, End of Period	$10.34	$10.21	$15.49	$17.05	$14.56	$13.97

Total Return[1]	1.36%	–32.05%	–7.07%	19.24%	6.07%	23.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,498	$2,435	$3,678	$4,314	$3,446	$2,947
Ratio of Total Expenses to
Average Net Assets	0.28%[2]	0.23%	0.22%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.61%[2]	2.33%	1.95%	2.06%	1.96%	2.15%
Portfolio Turnover Rate[3]	37%[2]	30%	34%	25%	28%	30%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.22	$15.53	$17.09	$14.59	$13.99	$11.50
Investment Operations
Net Investment Income	.109	.315	.372	.345	.294	.255
Net Realized and Unrealized Gain (Loss)
on Investments	.039	(5.307)	(1.551)	2.488	.589	2.478
Total from Investment Operations	.148	(4.992)	(1.179)	2.833	.883	2.733
Distributions
Dividends from Net Investment Income	(.008)	(.318)	(.381)	(.333)	(.283)	(.243)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.318)	(.381)	(.333)	(.283)	(.243)
Net Asset Value, End of Period	$10.36	$10.22	$15.53	$17.09	$14.59	$13.99

Total Return	1.47%	–32.02%	–6.89%	19.44%	6.28%	23.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$393	$383	$430	$310	$247	$153
Ratio of Total Expenses to
Average Net Assets	0.09%[1]	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.80%[1]	2.49%	2.10%	2.21%	2.11%	2.29%
Portfolio Turnover Rate[2]	37%[1]	30%	34%	25%	28%	30%

1 Annualized.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Small-Cap Value Index Fund

Financial Highlights

ETF Shares

	Six Months					Jan. 26,
	Ended					2004[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$42.58	$64.65	$71.16	$60.76	$58.31	$50.53
Investment Operations
Net Investment Income	.444	1.296	1.531	1.380	1.174	.930
Net Realized and Unrealized Gain (Loss)
on Investments	.149	(22.053)	(6.474)	10.391	2.443	7.818
Total from Investment Operations	.593	(20.757)	(4.943)	11.771	3.617	8.748
Distributions
Dividends from Net Investment Income	(.033)	(1.313)	(1.567)	(1.371)	(1.167)	(.968)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.033)	(1.313)	(1.567)	(1.371)	(1.167)	(.968)
Net Asset Value, End of Period	$43.14	$42.58	$64.65	$71.16	$60.76	$58.31

Total Return	1.41%	–31.99%	–6.96%	19.40%	6.20%	17.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,023	$894	$819	$510	$188	$47
Ratio of Total Expenses to
Average Net Assets	0.15%[2]	0.11%	0.11%	0.12%	0.12%	0.22%[2]
Ratio of Net Investment Income to
Average Net Assets	2.74%[2]	2.45%	2.06%	2.17%	2.07%	2.16%[2]
Portfolio Turnover Rate[3]	37%[2]	30%	34%	25%	28%	30%

1 Inception.

2 Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

52

Small-Cap Value Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $916,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.37% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,911,798	—	—
Temporary Cash Investments	17,431	2,999	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	3,929,226	2,999	—
1 Represents variation margin on the last day of the reporting period.

53

Small-Cap Value Index Fund

D. At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	September 2009	40	2,029	(16)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2009, the fund realized $72,942,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $793,035,000 to offset future net capital gains of $67,032,000 through December 31, 2011, $86,085,000 through December 31, 2015, $318,931,000 through December 31, 2016, and $320,987,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $4,985,666,000. Net unrealized depreciation of investment securities for tax purposes was $1,053,438,000, consisting of unrealized gains of $247,313,000 on securities that had risen in value since their purchase and $1,300,751,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2009, the fund purchased $1,036,784,000 of investment securities and sold $835,462,000 of investment securities, other than temporary cash investments.

54

Small-Cap Value Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	309,646	33,644	848,310	64,696
Issued in Lieu of Cash Distributions	1,534	194	63,599	6,620
Redeemed	(272,969)	(30,616)	(914,600)	(70,180)
Net Increase (Decrease)—Investor Shares	38,211	3,222	(2,691)	1,136
Institutional Shares
Issued	65,661	7,007	297,675	21,816
Issued in Lieu of Cash Distributions	256	32	9,355	976
Redeemed	(61,091)	(6,568)	(166,735)	(13,010)
Net Increase (Decrease)—Institutional Shares	4,826	471	140,295	9,782
ETF Shares
Issued	302,542	7,216	1,476,368	26,734
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(188,727)	(4,500)	(1,068,704)	(18,400)
Net Increase (Decrease)—ETF Shares	113,815	2,716	407,664	8,334

H. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 19, 2009, for potential recognition or disclosure in these financial statements.

55

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the funds’ expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

56

Six Months Ended June 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2008	6/30/2009	Period[1]
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,073.49	$1.44
Admiral Shares	1,000.00	1,074.11	0.77
Signal Shares	1,000.00	1,074.60	0.77
Institutional Shares	1,000.00	1,074.66	0.46
ETF Shares	1,000.00	1,074.31	0.77
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,135.52	$1.48
Institutional Shares	1,000.00	1,136.35	0.48
ETF Shares	1,000.00	1,135.95	0.79
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,013.63	$1.40
Institutional Shares	1,000.00	1,014.72	0.45
ETF Shares	1,000.00	1,014.08	0.75
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.41	$1.40
Admiral Shares	1,000.00	1,024.05	0.75
Signal Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.05	0.75
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.41	$1.40
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.05	0.75
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.41	$1.40
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.05	0.75

1  The calculations are based on expenses incurred in the most recent six-month period.The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.28% for Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares; for the Small-Cap Growth Index Fund, 0.28% for Investor Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares; for the Small-Cap Value Index Fund, 0.28% for Investor Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

57

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

58

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

59

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008); Chairman of the Financial Accounting Foundation; Governor of the Financial Industry Regulatory Authority (FINRA); Director of United Way of Southeastern Pennsylvania.

F. William McNabb III1

Born 1957. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: Director of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); President of Rohm and Haas Co. (2006–2008); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with Secondary Appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer of Johnson & Johnson (1997–2005); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupations During the Past Five Years: President since 2007 and Chief Operating Officer since 2005 of Corning Incorporated (communications equipment); President of Corning Technologies (2001–2005); Director of Corning Incorporated and Dow Corning; Trustee of the Corning Incorporated Foundation and the Corning Museum of Glass; Overseer of the Amos Tuck School of Business Administration at Dartmouth College.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction
with the offering of shares of any Vanguard	the 12 months ended June 30. To get the report, visit
fund only if preceded or accompanied by
the fund’s current prospectus.	either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund

at the SEC’s Public Reference Room in Washington, D.C.
The funds or securities referred to herein are not	To find out more about this public service, call the SEC
sponsored, endorsed, or promoted by MSCI, and MSCI	at 202-551-8090. Information about your fund is also
bears no liability with respect to any such funds or	available on the SEC’s website, and you can receive
securities. For any such funds or securities, the	copies of this information, for a fee, by sending a
prospectus or the Statement of Additional Information	request in either of two ways: via e-mail addressed to
contains a more detailed description of the limited	publicinfo@sec.gov or via regular mail addressed to the
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Q482 082009

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (14.0%)
*	Aeropostale, Inc.	815,280	27,940
*	Career Education Corp.	1,095,083	27,257
*	DreamWorks Animation SKG, Inc.	855,515	23,604
	RadioShack Corp.	1,525,998	21,303
*	Big Lots Inc.	1,000,929	21,049
*	Chico's FAS, Inc.	2,163,029	21,046
	Snap-On Inc.	701,132	20,150
*	Jarden Corp.	1,071,832	20,097
	Tupperware Brands Corp.	763,280	19,861
*,^	Sirius XM Radio Inc.	46,106,803	19,826
	Gentex Corp.	1,679,081	19,477
*	WMS Industries, Inc.	601,506	18,953
*	Bally Technologies Inc.	632,749	18,932
*	The Warnaco Group, Inc.	568,629	18,424
	Phillips-Van Heusen Corp.	628,189	18,023
*	Dick's Sporting Goods, Inc.	1,045,947	17,990
	John Wiley & Sons Class A	538,104	17,892
*	Panera Bread Co.	357,108	17,805
*	Hanesbrands Inc.	1,141,766	17,138
*	Carter's, Inc.	687,645	16,923
*	Corinthian Colleges, Inc.	999,325	16,919
	Service Corp. International	3,043,661	16,679
*	J. Crew Group, Inc.	609,844	16,478
	Aaron Rents, Inc.	551,496	16,446
*	Tractor Supply Co.	395,483	16,341
*	Brink's Home Security Holdings, Inc.	557,786	15,791
*	Jack in the Box Inc.	694,237	15,586
*	Office Depot, Inc.	3,352,098	15,286
*	Liberty Media Corp.-Capital Series A	1,118,006	15,160
*	Rent-A-Center, Inc.	805,353	14,359
*	Fossil, Inc.	569,185	13,706
	MDC Holdings, Inc.	455,156	13,705
	Regal Entertainment Group Class A	1,029,891	13,687
*	Scientific Games Corp.	850,109	13,406
	Wolverine World Wide, Inc.	597,415	13,179
*	Iconix Brand Group Inc.	851,648	13,098
	Williams-Sonoma, Inc.	1,096,568	13,016
*	The Gymboree Corp.	354,554	12,580
	Hillenbrand Inc.	754,894	12,561
	Polaris Industries, Inc.	376,611	12,097
*	The Cheesecake Factory Inc.	692,811	11,986
	Matthews International Corp.	376,560	11,719
	Sotheby's	819,304	11,560
	Men's Wearhouse, Inc.	599,978	11,508
*	Collective Brands, Inc.	778,358	11,341
	Jones Apparel Group, Inc.	1,042,902	11,190
*	Deckers Outdoor Corp.	159,244	11,190
	Meredith Corp.	436,746	11,159
	KB Home	806,655	11,035
	Choice Hotels International, Inc.	408,215	10,863

	Tempur-Pedic International Inc.	822,779	10,754
	Bob Evans Farms, Inc.	374,026	10,749
^	The Buckle, Inc.	337,061	10,708
	Interactive Data Corp.	457,486	10,586
*	Capella Education Co.	172,658	10,351
	Gannett Co., Inc.	2,788,948	9,957
	Barnes & Noble, Inc.	471,733	9,732
	Pool Corp.	585,496	9,696
*	Morningstar, Inc.	228,248	9,411
*	Coinstar, Inc.	344,224	9,191
	Regis Corp.	526,507	9,166

1

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	New York Times Co. Class A	1,656,316	9,126
*,^	Under Armour, Inc.	403,807	9,037
*,^	P.F. Chang's China Bistro, Inc.	278,204	8,919
	Ryland Group, Inc.	523,086	8,767
*,^	Life Time Fitness, Inc.	436,651	8,737
	International Speedway Corp.	339,585	8,697
*	Vail Resorts Inc.	313,243	8,401
*	The Dress Barn, Inc.	586,120	8,381
	Penske Automotive Group Inc.	502,526	8,362
*	American Public Education, Inc.	207,873	8,234
*	CEC Entertainment Inc.	277,690	8,186
*	99 Cents Only Stores	597,617	8,116
	Thor Industries, Inc.	438,992	8,064
*	The Children's Place Retail Stores, Inc.	305,024	8,062
*,^	Lions Gate Entertainment Corp.	1,410,677	7,900
	Scholastic Corp.	388,197	7,682
*	TRW Automotive Holdings Corp.	678,621	7,668
*	Jos. A. Bank Clothiers, Inc.	222,475	7,666
	Cracker Barrel Old Country Store Inc.	273,667	7,635
	Group 1 Automotive, Inc.	292,691	7,616
	Orient-Express Hotel Ltd.	895,561	7,603
*,^	Blue Nile Inc.	176,612	7,593
*	Timberland Co.	532,005	7,060
	National CineMedia Inc.	512,840	7,057
*	Sonic Corp.	701,444	7,035
*	Saks Inc.	1,559,989	6,911
*	Texas Roadhouse, Inc.	632,436	6,900
*	Pinnacle Entertainment, Inc.	730,925	6,790
	Cooper Tire & Rubber Co.	682,568	6,771
*	Buffalo Wild Wings Inc.	207,220	6,739
*	Papa John's International, Inc.	271,290	6,725
*	Meritage Corp.	355,761	6,710
*	CTC Media, Inc.	557,083	6,585
	UniFirst Corp.	175,506	6,524
*	Jo-Ann Stores, Inc.	315,521	6,522
	The Pep Boys (Manny, Moe & Jack)	636,722	6,456
*	Sally Beauty Co. Inc.	999,689	6,358
*	Gaylord Entertainment Co.	499,240	6,345
*	True Religion Apparel, Inc.	283,315	6,318
*	Hibbett Sports Inc.	348,308	6,270
	Dillard's Inc.	676,812	6,227
*	Lululemon Athletica, Inc.	469,019	6,111
*	Tenneco Automotive, Inc.	569,490	6,037
*	Cabela's Inc.	490,504	6,033
	Ameristar Casinos, Inc.	314,671	5,988
	American Greetings Corp. Class A	511,913	5,979
*	Boyd Gaming Corp.	696,816	5,923
	Cato Corp. Class A	337,167	5,880
*	Helen of Troy Ltd.	349,103	5,861
	OfficeMax, Inc.	931,848	5,852
	Fred's, Inc.	463,728	5,843
	Monro Muffler Brake, Inc.	224,133	5,762
	DineEquity, Inc.	180,873	5,641
*	AnnTaylor Stores Corp.	696,100	5,555

*	Steiner Leisure Ltd.	180,381	5,507
*	HSN, Inc.	515,628	5,450
*	Charming Shoppes, Inc.	1,390,802	5,174
	Stage Stores, Inc.	464,639	5,157
	Arbitron Inc.	322,531	5,125
	Columbia Sportswear Co.	164,743	5,094
*	Steven Madden, Ltd.	195,791	4,983
	CKE Restaurants Inc.	565,529	4,796
	Stewart Enterprises, Inc. Class A	977,054	4,709
	NutriSystem, Inc.	324,091	4,699

2

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	Brunswick Corp.	1,073,774	4,639
	Harte-Hanks, Inc.	501,414	4,638
	Finish Line, Inc.	615,659	4,568
*,^	K12 Inc.	211,534	4,559
*	Citi Trends Inc.	174,995	4,529
	Cinemark Holdings Inc.	396,474	4,488
*	Interval Leisure Group, Inc.	479,250	4,467
	National Presto Industries, Inc.	58,469	4,449
*	Genesco, Inc.	234,589	4,403
*	Coldwater Creek Inc.	722,684	4,379
*	Ascent Media Corp.	163,187	4,337
*	Shuffle Master, Inc.	654,432	4,326
*	JAKKS Pacific, Inc.	335,167	4,300
	Spartan Motors, Inc.	377,203	4,274
*	PetMed Express, Inc.	283,870	4,267
*	Ruby Tuesday, Inc.	611,920	4,075
*	Peet's Coffee & Tea Inc.	160,343	4,041
*	Pre-Paid Legal Services, Inc.	92,125	4,016
*	Live Nation, Inc.	821,451	3,992
	Asbury Automotive Group, Inc.	389,723	3,991
*	Skechers U.S.A., Inc.	407,647	3,983
	Callaway Golf Co.	785,137	3,981
	Churchill Downs, Inc.	116,823	3,932
*	Domino's Pizza, Inc.	522,915	3,917
	Superior Industries International, Inc.	277,085	3,907
*	Hot Topic, Inc.	532,892	3,895
*	Universal Technical Institute Inc.	260,191	3,885
*	BJ's Restaurants Inc.	228,331	3,852
*	CKX, Inc.	533,741	3,784
	ArvinMeritor, Inc.	858,437	3,769
	Brown Shoe Co., Inc.	515,994	3,736
*	California Pizza Kitchen, Inc.	279,408	3,713
*	Valassis Communications, Inc.	586,629	3,584
*	Red Robin Gourmet Burgers, Inc.	189,492	3,553
*	Ulta Salon, Cosmetics & Fragrance, Inc.	316,185	3,516
*	Dolan Media Co.	274,504	3,511
	Sonic Automotive, Inc.	342,902	3,484
*	Crocs, Inc.	1,021,837	3,474
	World Wrestling Entertainment, Inc.	276,218	3,469
*	Exide Technologies	922,709	3,442
*	Universal Electronics, Inc.	170,383	3,437
*	The Wet Seal, Inc. Class A	1,118,039	3,432
	Liz Claiborne, Inc.	1,155,058	3,327
*	Smith & Wesson Holding Corp.	580,124	3,295
*	Warner Music Group Corp.	563,002	3,294
*	Charlotte Russe Holding Inc.	255,481	3,291
	Ethan Allen Interiors, Inc.	316,387	3,278
*	Shutterfly, Inc.	229,417	3,200
*	Knology, Inc.	368,324	3,179
*	Ticketmaster Entertainment Inc.	489,875	3,145
*,^	Fuel Systems Solutions, Inc.	153,186	3,093
*	Core-Mark Holding Co., Inc.	118,265	3,082
*	Drew Industries, Inc.	248,355	3,022
	La-Z-Boy Inc.	627,134	2,960

*	iRobot Corp.	227,414	2,952
	Christopher & Banks Corp.	433,168	2,907
	Sturm, Ruger & Co., Inc.	232,460	2,892
*	Quiksilver, Inc.	1,562,710	2,891
	Ambassadors Group, Inc.	208,867	2,876
*	Isle of Capri Casinos, Inc.	213,365	2,842
*	RC2 Corp.	210,071	2,779
	K-Swiss, Inc.	326,659	2,777
	Big 5 Sporting Goods Corp.	249,518	2,760
*	Stein Mart, Inc.	311,367	2,759

3

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Borders Group, Inc.	739,271	2,720
*	Lincoln Educational Services	129,283	2,706
*	Pacific Sunwear of California, Inc.	801,545	2,701
*	hhgregg, Inc.	177,577	2,692
*	Maidenform Brands, Inc.	234,314	2,688
	The Marcus Corp.	254,292	2,675
*	RCN Corp.	447,152	2,669
	Winnebago Industries, Inc.	352,809	2,621
*	Steak n Shake Co.	297,219	2,598
*	Volcom, Inc.	207,676	2,596
*	Lumber Liquidators, Inc.	163,511	2,577
	Speedway Motorsports, Inc.	184,515	2,539
*	Denny's Corp.	1,165,821	2,506
	Blyth, Inc.	76,210	2,499
*	America's Car-Mart, Inc.	121,448	2,490
*	Standard Pacific Corp.	1,224,119	2,485
*	Mediacom Communications Corp.	480,076	2,453
*,^	Overstock.com, Inc.	194,957	2,332
	O'Charley's Inc.	246,698	2,282
	Movado Group, Inc.	215,765	2,274
	bebe stores, inc.	324,281	2,231
	Jackson Hewitt Tax Service Inc.	352,787	2,208
*	Pier 1 Imports Inc.	1,081,820	2,153
*	Krispy Kreme Doughnuts, Inc.	699,344	2,098
	Weyco Group, Inc.	90,521	2,090
*	Dorman Products, Inc.	150,940	2,087
*	AFC Enterprises, Inc.	309,030	2,086
	M/I Homes, Inc.	211,620	2,072
*	Zumiez Inc.	253,341	2,029
*	Tween Brands, Inc.	300,871	2,010
*	FGX International Holdings Ltd.	175,816	2,001
	American Axle & Manufacturing Holdings, Inc.	565,245	1,944
	Haverty Furniture Cos., Inc.	210,045	1,922
	Oxford Industries, Inc.	164,855	1,921
	Belo Corp. Class A	1,069,332	1,914
	CSS Industries, Inc.	93,371	1,903
	Modine Manufacturing Co.	381,167	1,830
*	Grand Canyon Education Inc.	107,062	1,796
*	DSW Inc. Class A	179,525	1,768
^	Talbots Inc.	303,860	1,641
*	Dana Holding Corp.	1,228,914	1,573
*,^	Conn's, Inc.	123,998	1,550
*	Hovnanian Enterprises Inc. Class A	650,938	1,536
*	Stamps.com Inc.	176,799	1,499
	Furniture Brands International Inc.	472,874	1,433
*,^	Raser Technologies, Inc.	509,191	1,426
*	American Apparel, Inc.	388,942	1,416
*	Zale Corp.	387,175	1,332
*	Morgans Hotel Group	321,395	1,231
*	Landry's Restaurants, Inc.	136,346	1,173
*	Gaiam, Inc.	205,603	1,125
*,^	Sealy Corp. Rights Exp. 7/2/09	527,340	1,118
*	Sealy Corp.	563,025	1,103
	Sinclair Broadcast Group, Inc.	559,470	1,085

	Fisher Communications, Inc.	84,106	1,076
*	Systemax Inc.	88,985	1,060
*	New York & Co., Inc.	327,428	1,012
*	Martha Stewart Living Omnimedia, Inc.	323,467	990
*	Outdoor Channel Holdings Inc.	166,958	985
*	Leapfrog Enterprises, Inc.	416,067	953
*	Orbitz Worldwide, Inc.	459,804	874
*	Monarch Casino & Resort, Inc.	116,933	854
*	Build-A-Bear-Workshop, Inc.	190,312	851
*,^	Blockbuster Inc. Class A	1,264,081	834

4

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	Dover Downs Gaming & Entertainment, Inc.	176,193	819
*,^	Beazer Homes USA, Inc.	446,912	818
	Kenneth Cole Productions, Inc.	114,771	807
*	Town Sports International Holdings, Inc.	212,628	797
*	Unifi, Inc.	560,379	796
*	Retail Ventures, Inc.	351,621	766
	E.W. Scripps Co. Class A	348,653	729
*	1-800-FLOWERS.COM, Inc.	321,729	618
*	Lin TV Corp.	340,264	572
*,^	Brookfield Homes Corp.	128,844	515
	Journal Communications, Inc.	479,453	503
	Marine Products Corp.	131,586	493
*,^	Lear Corp.	796,948	398
*	Blockbuster Inc. Class B	895,025	349
*	Crown Media Holdings, Inc.	183,614	307
*	Krispy Kreme Doughnuts, Inc. Warrants Exp. 3/2/12	7,748	—
			1,714,314
Consumer Staples (3.6%)
	Corn Products International, Inc.	908,740	24,345
	Herbalife Ltd.	750,322	23,665
*	BJ's Wholesale Club, Inc.	717,499	23,125
	Del Monte Foods Co.	2,412,035	22,625
*,^	Green Mountain Coffee Roasters, Inc.	361,878	21,394
*	NBTY, Inc.	676,483	19,023
	Casey's General Stores, Inc.	620,339	15,936
*	Chattem, Inc.	213,792	14,559
*	Central European Distribution Corp.	519,783	13,811
*	United Natural Foods, Inc.	497,583	13,062
	Ruddick Corp.	503,464	11,796
*	TreeHouse Foods Inc.	385,158	11,081
*	Rite Aid Corp.	7,328,573	11,066
	Lancaster Colony Corp.	238,889	10,528
	Universal Corp. (VA)	304,492	10,082
	Nu Skin Enterprises, Inc.	630,644	9,649
	Sanderson Farms, Inc.	210,898	9,490
*	Winn-Dixie Stores, Inc.	663,739	8,323
	Vector Group Ltd.	522,509	7,467
*	Hain Celestial Group, Inc.	468,348	7,311
*	American Italian Pasta Co.	249,060	7,258
	Lance, Inc.	307,334	7,109
*	Bare Escentuals, Inc.	783,050	6,946
*	Darling International, Inc.	998,426	6,590
	J & J Snack Foods Corp.	179,083	6,429
	The Andersons, Inc.	211,207	6,323
	Tootsie Roll Industries, Inc.	268,960	6,103
	Diamond Foods, Inc.	199,641	5,570
	WD-40 Co.	191,528	5,554
*	Chiquita Brands International, Inc.	539,543	5,536
*	Central Garden & Pet Co. Class A	557,852	5,495
	Weis Markets, Inc.	147,801	4,954
*	Smart Balance Inc.	724,267	4,932
*	Heckmann Corp.	1,242,989	4,661
*	The Pantry, Inc.	273,136	4,534
	Nash-Finch Co.	155,889	4,218

*,^	American Dairy, Inc.	104,508	4,145
*,^	American Oriental Bioengineering, Inc.	765,462	4,049
*	Alliance One International, Inc.	1,029,539	3,912
	Cal-Maine Foods, Inc.	156,465	3,905
	B&G Foods Inc.	449,096	3,777
*	Boston Beer Co., Inc. Class A	116,601	3,450
	Spartan Stores, Inc.	271,479	3,369
	PriceSmart, Inc.	179,986	3,015
	Coca-Cola Bottling Co.	52,898	2,916
*	Prestige Brands Holdings Inc.	455,639	2,802

5

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Central Garden & Pet Co.	239,048	2,627
Calavo Growers, Inc.		131,706	2,612
*	Elizabeth Arden, Inc.	297,556	2,598
*,^	USANA Health Sciences, Inc.	74,863	2,226
Ingles Markets, Inc.		141,026	2,149
Farmer Brothers, Inc.		87,674	2,006
Village Super Market Inc. Class A		63,118	1,878
*	The Great Atlantic & Pacific Tea Co., Inc.	419,625	1,783
Arden Group Inc. Class A		13,293	1,663
*	National Beverage Corp.	141,218	1,504
Inter Parfums, Inc.		186,407	1,368
Alico, Inc.		44,863	1,347
*	Susser Holdings Corp.	104,787	1,173
*	Revlon, Inc.	205,475	1,118
*,^	Star Scientific, Inc.	781,951	696
			442,638
Energy (5.3%)
	Southern Union Co.	1,361,650	25,041
	Core Laboratories N.V.	265,745	23,160
*	Concho Resources, Inc.	774,906	22,232
*	Whiting Petroleum Corp.	619,297	21,774
*	Comstock Resources, Inc.	566,628	18,727
*	Encore Acquisition Co.	600,529	18,526
*	Atwood Oceanics, Inc.	704,847	17,558
*	SEACOR Holdings Inc.	232,123	17,465
*	Superior Energy Services, Inc.	945,917	16,336
	St. Mary Land & Exploration Co.	760,386	15,869
	Foundation Coal Holdings, Inc.	543,661	15,282
*	Unit Corp.	547,989	15,108
*	Arena Resources, Inc.	465,529	14,827
*	Oil States International, Inc.	603,957	14,622
*	Dril-Quip, Inc.	380,901	14,512
*	Mariner Energy Inc.	1,223,711	14,379
	World Fuel Services Corp.	340,014	14,019
*	Bill Barrett Corp.	495,553	13,608
*	Helix Energy Solutions Group, Inc.	1,065,625	11,583
	Overseas Shipholding Group Inc.	328,059	11,167
*	Bristow Group, Inc.	336,942	9,984
	Holly Corp.	514,648	9,253
	Penn Virginia Corp.	553,973	9,068
	CARBO Ceramics Inc.	253,833	8,681
*	Key Energy Services, Inc.	1,480,910	8,530
	Berry Petroleum Class A	442,954	8,234
*	NATCO Group Inc.	246,559	8,117
	Atlas America, Inc.	454,207	8,117
	Lufkin Industries, Inc.	181,164	7,618
*	Goodrich Petroleum Corp.	297,959	7,327
*	Cal Dive International, Inc.	846,764	7,308
*	TETRA Technologies, Inc.	914,548	7,280
*	USEC Inc.	1,357,285	7,221

*	Global Industries Ltd.	1,228,292	6,952
*	Gulfmark Offshore, Inc.	247,228	6,823
*,^	Patriot Coal Corp.	1,065,526	6,798
*	Contango Oil & Gas Co.	159,373	6,772
*	Swift Energy Co.	377,515	6,286
*	Hornbeck Offshore Services, Inc.	284,214	6,079
*	Parker Drilling Co.	1,382,940	6,002
*	Willbros Group, Inc.	477,687	5,976
	General Maritime Corp.	600,825	5,942
*	Enbridge Energy Management LLC	162,477	5,890
*	Carrizo Oil & Gas, Inc.	337,741	5,792
*	McMoRan Exploration Co.	931,000	5,549
*	Rosetta Resources, Inc.	629,608	5,509
*	James River Coal Co.	334,113	5,055

6

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Complete Production Services, Inc.	730,502	4,646
*	Western Refining, Inc.	647,547	4,572
*	International Coal Group, Inc.	1,587,042	4,539
*	Hercules Offshore, Inc.	1,072,643	4,258
*	BPZ Energy, Inc.	849,857	4,156
	W&T Offshore, Inc.	418,334	4,074
*	Delta Petroleum Corp.	2,010,737	3,881
*	Stone Energy Corp.	511,958	3,799
*	Matrix Service Co.	319,738	3,671
*,^	Clean Energy Fuels Corp.	392,853	3,382
*	Brigham Exploration Co.	961,670	3,356
*,^	ATP Oil & Gas Corp.	463,564	3,226
*	Tesco Corp.	390,024	3,097
*	Newpark Resources, Inc.	1,080,283	3,079
	RPC Inc.	360,049	3,006
*	Vaalco Energy, Inc.	710,620	3,006
*	Pioneer Drilling Co.	607,191	2,908
*	Petroleum Development Corp.	181,645	2,850
*	Dawson Geophysical Co.	94,918	2,833
*	ION Geophysical Corp.	1,089,519	2,800
*	Oilsands Quest, Inc.	2,915,641	2,799
*	GMX Resources Inc.	261,994	2,788
*	PHI Inc. Non-Voting Shares	151,502	2,597
	Gulf Island Fabrication, Inc.	156,525	2,478
*	PetroQuest Energy, Inc.	663,751	2,449
*	Gulfport Energy Corp.	338,472	2,318
*	CVR Energy, Inc.	314,997	2,309
*	Veneco Inc.	282,899	2,170
	Crosstex Energy, Inc.	478,704	1,991
*	Basic Energy Services Inc.	277,598	1,896
*	T-3 Energy Services, Inc.	153,093	1,823
*	Clayton Williams Energy, Inc.	96,507	1,821
*	Harvest Natural Resources, Inc.	402,818	1,776
*	Cheniere Energy, Inc.	588,652	1,731
*	Northern Oil and Gas, Inc.	269,087	1,714
*	Endeavor International Corp.	1,240,989	1,688
*	Warren Resources Inc.	677,413	1,660
*	Rex Energy Corp.	287,537	1,639
*	Allis-Chalmers Energy Inc.	679,111	1,569
*	OYO Geospace Corp.	57,714	1,481
	Delek US Holdings, Inc.	163,989	1,391
*	Bronco Drilling Co., Inc.	312,864	1,339
	Alon USA Energy, Inc.	112,715	1,167
*	Superior Well Services, Inc.	184,710	1,099
*	Approach Resources Inc.	150,565	1,039
*,^	SulphCo, Inc.	832,305	766
			646,595
Financials (19.5%)
	Genworth Financial Inc.	5,284,220	36,937
*	MSCI, Inc.-Class A Shares	1,221,279	29,848
	Waddell & Reed Financial, Inc.	1,035,776	27,313
	Chimera Investment Corp. REIT	7,414,676	25,877
	Arthur J. Gallagher & Co.	1,176,428	25,105
	Senior Housing Properties Trust REIT	1,462,092	23,861

	The Hanover Insurance Group Inc.	620,835	23,660
	Aspen Insurance Holdings Ltd.	994,753	22,223
*,^	AmeriCredit Corp.	1,603,865	21,732
	Mack-Cali Realty Corp. REIT	936,173	21,345
	Bank of Hawaii Corp.	582,400	20,867
	SL Green Realty Corp. REIT	906,164	20,787
	Allied World Assurance Holdings, Ltd.	508,576	20,765
	Essex Property Trust, Inc. REIT	326,901	20,343
	First Niagara Financial Group, Inc.	1,776,679	20,290
	Corporate Office Properties Trust, Inc. REIT	663,674	19,466

7

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	Valley National Bancorp	1,642,409	19,216
	Highwood Properties, Inc. REIT	853,158	19,085
	MFA Mortgage Investments, Inc. REIT	2,717,059	18,802
	BancorpSouth, Inc.	912,579	18,735
*	Alleghany Corp.	66,935	18,139
*	ProAssurance Corp.	386,589	17,864
*	Knight Capital Group, Inc. Class A	1,038,149	17,700
	Westamerica Bancorporation	352,356	17,480
	Taubman Co. REIT	647,371	17,388
	Endurance Specialty Holdings Ltd.	593,321	17,384
^	Alexandria Real Estate Equities, Inc. REIT	480,312	17,190
	StanCorp Financial Group, Inc.	596,903	17,119
	FirstMerit Corp.	1,000,464	16,988
	National Retail Properties REIT	964,113	16,727
	Assured Guaranty Ltd.	1,342,400	16,619
	Platinum Underwriters Holdings, Ltd.	579,219	16,560
	Jones Lang LaSalle Inc.	503,353	16,475
*	E*TRADE Financial Corp.	12,632,436	16,170
	Washington REIT	707,912	15,836
	Omega Healthcare Investors, Inc. REIT	1,005,593	15,607
	IPC Holdings Ltd.	567,199	15,507
	Prosperity Bancshares, Inc.	506,010	15,094
	BRE Properties Inc. Class A REIT	624,142	14,830
	UMB Financial Corp.	375,498	14,273
	Montpelier Re Holdings Ltd.	1,064,643	14,149
	Washington Federal Inc.	1,073,564	13,956
	American Campus Communities, Inc. REIT	621,199	13,778
*	Stifel Financial Corp.	281,368	13,531
	NewAlliance Bancshares, Inc.	1,175,357	13,517
	Home Properties, Inc. REIT	395,723	13,494
	Erie Indemnity Co. Class A	375,682	13,434
*	Signature Bank	485,556	13,168
	Redwood Trust, Inc. REIT	872,320	12,875
	Apartment Investment & Management Co. Class A REIT	1,429,848	12,654
	Mid-America Apartment Communities, Inc. REIT	344,429	12,644
	CapitalSource Inc.	2,588,902	12,634
	Hatteras Financial Corp. REIT	441,573	12,625
	Tanger Factory Outlet Centers, Inc. REIT	386,555	12,536
	Healthcare Realty Trust Inc. REIT	724,006	12,185
	BioMed Realty Trust, Inc. REIT	1,185,771	12,130
*	PHH Corp.	661,953	12,034
	Equity Lifestyle Properties, Inc. REIT	322,190	11,979
	Potlatch Corp. REIT	482,666	11,724
	Protective Life Corp.	1,019,524	11,663
	Wilmington Trust Corp.	843,032	11,516
	Trustmark Corp.	594,746	11,491
	HRPT Properties Trust REIT	2,780,545	11,289
	Brandywine Realty Trust REIT	1,504,536	11,209
	Fulton Financial Corp.	2,135,697	11,127
	Glacier Bancorp, Inc.	748,811	11,060
	PrivateBancorp, Inc.	496,822	11,049
	Tower Group, Inc.	445,836	11,048
*	KBW Inc.	383,703	11,035
*	SVB Financial Group	401,095	10,918

*	Investment Technology Group, Inc.	527,543	10,757
	Douglas Emmett, Inc. REIT	1,191,199	10,709
	Max Re Capital Ltd.	579,211	10,692
*	Argo Group International Holdings	374,907	10,580
	Delphi Financial Group, Inc.	540,359	10,499
	Kilroy Realty Corp. REIT	509,665	10,469
	Apollo Investment Corp.	1,728,882	10,373
	First Financial Bankshares, Inc.	203,175	10,232
	CIT Group Inc.	4,743,716	10,199
	EastGroup Properties, Inc. REIT	305,471	10,087

8

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Piper Jaffray Cos., Inc.	230,529	10,067
	DCT Industrial Trust Inc. REIT	2,448,555	9,990
	R.L.I. Corp.	222,837	9,983
	Zenith National Insurance Corp.	455,586	9,904
	United Bankshares, Inc.	502,615	9,821
	Capstead Mortgage Corp. REIT	770,741	9,796
	Franklin Street Properties Corp. REIT	731,353	9,690
	Ares Capital Corp.	1,186,729	9,565
	Hancock Holding Co.	290,508	9,439
	LaSalle Hotel Properties REIT	754,846	9,315
	Forest City Enterprise Class A	1,379,244	9,103
	PS Business Parks, Inc. REIT	187,050	9,061
*	MBIA, Inc.	2,031,029	8,794
	Entertainment Properties Trust REIT	423,030	8,714
	Anworth Mortgage Asset Corp. REIT	1,207,451	8,706
	NBT Bancorp, Inc.	396,439	8,607
	Astoria Financial Corp.	994,750	8,535
	optionsXpress Holdings Inc.	548,929	8,525
	IBERIABANK Corp.	184,539	8,424
^	American Capital Ltd.	2,606,992	8,368
	F.N.B. Corp.	1,349,368	8,353
	Extra Space Storage Inc. REIT	994,957	8,308
	Cash America International Inc.	353,589	8,270
	Selective Insurance Group	642,760	8,208
	CBL & Associates Properties, Inc. REIT	1,498,936	8,079
	Employers Holdings, Inc.	594,987	8,062
	DiamondRock Hospitality Co. REIT	1,286,919	8,056
	Old National Bancorp	807,940	7,934
	Developers Diversified Realty Corp. REIT	1,590,738	7,763
*	Navigators Group, Inc.	174,650	7,760
^	Fannie Mae	13,297,841	7,713
	Park National Corp.	136,342	7,701
*	Interactive Brokers Group, Inc.	495,513	7,695
	National Health Investors REIT	286,486	7,652
^	Allied Capital Corp.	2,178,062	7,580
	Whitney Holdings Corp.	822,082	7,530
*,^	MF Global Ltd.	1,244,205	7,378
	Unitrin, Inc.	607,494	7,302
*,^	Portfolio Recovery Associates, Inc.	187,863	7,276
	Post Properties, Inc. REIT	538,559	7,238
^	Popular, Inc.	3,263,767	7,180
	First Citizens BancShares Class A	53,482	7,148
^	Equity One, Inc. REIT	524,421	6,954
*	PICO Holdings, Inc.	240,221	6,894
	Investors Real Estate Trust REIT	772,483	6,867
	MGIC Investment Corp.	1,522,868	6,701
	Alexander's, Inc. REIT	24,823	6,692
	Brookline Bancorp, Inc.	711,522	6,631
*	Riskmetrics Group Inc.	374,848	6,620
	Sovran Self Storage, Inc. REIT	268,660	6,609
*	Hilltop Holdings Inc.	551,082	6,541
	International Bancshares Corp.	627,472	6,469
	Inland Real Estate Corp. REIT	911,388	6,380
	Infinity Property & Casualty Corp.	172,807	6,301

*	Texas Capital Bancshares, Inc.	406,092	6,282
	Sterling Bancshares, Inc.	982,156	6,217
	Financial Federal Corp.	299,636	6,158
	City Holding Co.	197,604	5,999
	Provident Financial Services Inc.	654,198	5,953
*	Ocwen Financial Corp.	458,439	5,946
	First Commonwealth Financial Corp.	933,077	5,916
	Acadia Realty Trust REIT	451,323	5,890
	GFI Group Inc.	865,219	5,832
	Medical Properties Trust Inc. REIT	956,614	5,807

9

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	Community Bank System, Inc.	398,394	5,801
*	Investors Bancorp, Inc.	631,811	5,787
	Umpqua Holdings Corp.	734,475	5,700
	TrustCo Bank NY	930,629	5,500
*	Conseco, Inc.	2,249,972	5,332
	Chemical Financial Corp.	262,051	5,217
	LTC Properties, Inc. REIT	253,776	5,190
	Webster Financial Corp.	643,666	5,182
	Cathay General Bancorp	543,901	5,173
	Safety Insurance Group, Inc.	169,129	5,169
	Susquehanna Bancshares, Inc.	1,050,813	5,138
*	First Cash Financial Services, Inc.	284,905	4,992
*	Pinnacle Financial Partners, Inc.	368,582	4,910
*	Forestar Real Estate Group, Inc.	412,864	4,905
*,^	Freddie Mac	7,900,975	4,899
	Harleysville Group, Inc.	171,940	4,852
	Saul Centers, Inc. REIT	163,143	4,824
	Bank Mutual Corp.	551,366	4,808
	Flagstone Reinsurance Holdings Ltd.	464,430	4,784
	East West Bancorp, Inc.	735,920	4,776
*	EZCORP, Inc.	442,606	4,771
	United Fire & Casualty Co.	277,789	4,764
	Horace Mann Educators Corp.	476,930	4,755
	Sunstone Hotel Investors, Inc. REIT	883,175	4,725
*	Nelnet, Inc.	346,830	4,713
	Prospect Energy Corp.	510,775	4,699
	Wintrust Financial Corp.	289,319	4,652
*	eHealth, Inc.	259,775	4,588
*	Western Alliance Bancorp	664,411	4,545
	CVB Financial Corp.	760,893	4,543
	Independent Bank Corp. (MA)	229,881	4,529
^	iStar Financial Inc. REIT	1,590,962	4,518
	Northwest Bancorp, Inc.	235,740	4,446
*	Greenlight Capital Re. Ltd.	254,477	4,405
^	Cousins Properties, Inc. REIT	510,997	4,343
	Meadowbrook Insurance Group, Inc.	663,288	4,331
	First Midwest Bancorp, Inc.	592,164	4,329
	Universal Health Realty Income REIT	137,213	4,325
	National Penn Bancshares Inc.	934,269	4,307
	Getty Realty Holding Corp. REIT	226,804	4,280
	Duff & Phelps Corp.	237,449	4,222
	BlackRock Kelso Capital Corp.	675,246	4,207
	SWS Group, Inc.	301,088	4,206
	Community Trust Bancorp Inc.	155,894	4,170
	MB Financial, Inc.	405,467	4,132
*	Tejon Ranch Co.	155,260	4,113
	Colonial Properties Trust REIT	552,859	4,091
	First Financial Bancorp	543,058	4,084
	DuPont Fabros Technology Inc. REIT	432,629	4,075
*	Dollar Financial Corp.	294,103	4,056
	WesBanco, Inc.	274,912	3,997
	Tompkins Trustco, Inc.	82,992	3,979
	PacWest Bancorp	298,336	3,926

*	Beneficial Mutual Bancorp, Inc.	401,068	3,850
	American Physicians Capital, Inc.	96,872	3,794
	First BanCorp Puerto Rico	958,378	3,786
	First Financial Corp. (IN)	119,537	3,775
	Amtrust Financial Services Inc.	329,445	3,756
	Renasant Corp.	244,971	3,679
	Simmons First National Corp.	136,400	3,645
	SCBT Financial Corp.	153,597	3,639
*	Amerisafe Inc.	229,437	3,570
	National Financial Partners Corp.	487,203	3,566
	StellarOne Corp.	274,680	3,557

10

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	Provident New York Bancorp, Inc.	437,987	3,556
*	TradeStation Group, Inc.	420,117	3,554
	Bank of the Ozarks, Inc.	164,003	3,547
*	World Acceptance Corp.	177,562	3,535
	Lexington Realty Trust REIT	1,029,433	3,500
	Southside Bancshares, Inc.	152,599	3,490
	TowneBank	249,170	3,488
	S & T Bancorp, Inc.	286,827	3,488
	Boston Private Financial Holdings, Inc.	778,233	3,486
	Berkshire Hills Bancorp, Inc.	166,594	3,462
*	MarketAxess Holdings, Inc.	359,674	3,428
	National Western Life Insurance Co. Class A	29,338	3,425
	Parkway Properties Inc. REIT	263,441	3,425
	American Equity Investment Life Holding Co.	606,594	3,385
	S.Y. Bancorp, Inc.	139,217	3,365
	State Auto Financial Corp.	192,209	3,364
	Hercules Technology Growth Capital, Inc.	402,271	3,363
	Calamos Asset Management, Inc.	237,909	3,357
	OneBeacon Insurance Group Ltd.	283,591	3,315
	Arrow Financial Corp.	121,928	3,292
	First Potomac REIT	333,392	3,251
	Ambac Financial Group, Inc.	3,505,363	3,225
	Home Bancshares Inc.	168,906	3,216
	Walter Investment Management Corp. REIT	239,839	3,185
	Stewart Information Services Corp.	220,482	3,142
	Washington Trust Bancorp, Inc.	174,643	3,114
	Westfield Financial, Inc.	343,372	3,111
	First Source Corp.	176,962	3,056
*	Citizens, Inc.	501,781	3,051
	Gamco Investors Inc. Class A	62,508	3,032
	Cohen & Steers, Inc.	202,125	3,022
*	FPIC Insurance Group, Inc.	98,083	3,003
	Suffolk Bancorp	116,639	2,991
	Sandy Spring Bancorp, Inc.	200,588	2,949
^	American Capital Agency Corp. REIT	127,982	2,940
	Westwood Holdings Group, Inc.	70,300	2,939
	Sun Communities, Inc. REIT	212,784	2,932
	Kearny Financial Corp.	254,824	2,915
*	CNA Surety Corp.	214,864	2,899
	Compass Diversified Trust	356,433	2,884
	Northfield Bancorp, Inc.	246,691	2,867
^	United Community Banks, Inc.	476,930	2,857
*	Credit Acceptance Corp.	130,525	2,852
*	LaBranche & Co. Inc.	662,400	2,848
	First Bancorp (NC)	180,704	2,833
	Urstadt Biddle Properties Class A REIT	197,275	2,778
	Republic Bancorp, Inc. Class A	122,557	2,769
	U-Store-It Trust REIT	562,919	2,758
	Oriental Financial Group Inc.	280,948	2,725
	Univest Corp. of Pennsylvania	134,144	2,718
	Lakeland Financial Corp.	141,923	2,697
	Radian Group, Inc.	987,934	2,687
	Ashford Hospitality Trust REIT	953,657	2,680
	Dime Community Bancshares	292,034	2,660

*	Seabright Insurance Holdings, Inc.	260,734	2,641
	Camden National Corp.	77,509	2,638
	Danvers Bancorp, Inc.	195,531	2,630
	BancFirst Corp.	74,775	2,586
	First Busey Corp.	350,267	2,574
	United Financial Bancorp, Inc.	184,565	2,551
	Cardinal Financial Corp.	325,562	2,549
	First Mercury Financial Corp.	184,868	2,546
*	FBR Capital Markets Corp.	538,534	2,531
	TriCo Bancshares	162,561	2,520

11

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	Fifth Street Finance Corp.	247,216	2,482
	Cedar Shopping Centers, Inc. REIT	542,654	2,453
*	Broadpoint Gleacher Securities Inc.	435,639	2,431
	Evercore Partners Inc.	123,557	2,427
	Essa Bancorp Inc.	174,318	2,383
	Union Bankshares Corp.	157,053	2,351
	Lakeland Bancorp, Inc.	260,304	2,340
	Consolidated-Tomoka Land Co.	66,516	2,333
	The Phoenix Cos., Inc.	1,395,853	2,331
	Harleysville National Corp.	495,969	2,331
	Capital Southwest Corp.	31,962	2,312
^	Pennsylvania REIT	457,008	2,285
	First Community Bancshares, Inc.	177,481	2,279
	Ramco-Gershenson Properties Trust REIT	226,911	2,271
	Columbia Banking System, Inc.	220,880	2,260
	MVC Capital, Inc.	266,731	2,257
^	First Industrial Realty Trust REIT	513,644	2,234
	Donegal Group Inc. Class A	145,987	2,220
	The South Financial Group, Inc.	1,847,114	2,198
^	NorthStar Realty Finance Corp. REIT	768,918	2,176
	Great Southern Bancorp, Inc.	105,569	2,169
	BankFinancial Corp.	238,586	2,114
	Flushing Financial Corp.	224,976	2,104
	Capital City Bank Group, Inc.	124,629	2,100
	Kite Realty Group Trust REIT	717,774	2,096
	ViewPoint Financial Group	137,145	2,089
	Presidential Life Corp.	270,728	2,049
	WSFS Financial Corp.	74,867	2,045
	Abington Community Bancorp Inc.	256,814	2,044
	Heartland Financial USA, Inc.	139,134	1,987
	Advance America, Cash Advance Centers, Inc.	447,583	1,983
	First Merchants Corp.	246,700	1,981
	The PMI Group Inc.	996,490	1,973
	BGC Partners, Inc.	509,650	1,932
	Baldwin & Lyons, Inc. Class B	96,842	1,908
*	United America Indemnity, Ltd.	397,743	1,905
	FelCor Lodging Trust, Inc. REIT	774,411	1,905
*	Oritani Financial Corp.	137,474	1,885
	Citizens & Northern Corp.	90,081	1,853
	Sterling Financial Corp.	631,693	1,838
	Student Loan Corp.	49,040	1,824
	Sterling Bancorp	208,794	1,743
	Mainsource Financial Group, Inc.	233,960	1,736

	First Financial Northwest, Inc.	213,405	1,669
	Southwest Bancorp, Inc.	167,620	1,636
^	UCBH Holdings, Inc.	1,291,588	1,627
	CapLease, Inc. REIT	579,049	1,598
*	The First Marblehead Corp.	788,270	1,592
	NGP Capital Resources Co.	263,902	1,549
	EMC Insurance Group, Inc.	73,105	1,521
*	Thomas Weisel Partners Group, Inc.	250,583	1,509
*	Penson Worldwide, Inc.	167,228	1,497
	Kansas City Life Insurance Co.	55,527	1,494
	CoBiz Inc.	228,978	1,468
	Hersha Hospitality Trust REIT	589,730	1,463
	FBL Financial Group, Inc. Class A	176,327	1,456
	Winthrop Realty Trust REIT	161,796	1,445
^	Colonial BancGroup, Inc.	2,326,810	1,443
	Education Realty Trust, Inc. REIT	332,448	1,426
*	Asset Acceptance Capital Corp.	185,190	1,424
	Nara Bancorp, Inc.	272,328	1,411
	Wilshire Bancorp Inc.	235,143	1,352
	Ames National Corp.	54,691	1,335
	Glimcher Realty Trust REIT	455,718	1,322

12

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	Central Pacific Financial Co.	350,333	1,314
^	Life Partners Holdings	90,852	1,288
*	FCStone Group, Inc.	325,566	1,286
	First Financial Holdings, Inc.	134,362	1,263
	Clifton Savings Bancorp, Inc.	115,126	1,239
	National Interstate Corp.	81,401	1,236
*	Avatar Holding, Inc.	67,696	1,230
	Roma Financial Corp.	95,676	1,219
	Pacific Capital Bancorp	534,808	1,144
	Universal Insurance Holdings, INC.	218,797	1,098
	NASB Financial Inc.	37,947	1,085
*	Citizens Banking Corp.	1,524,761	1,083
	RAIT Financial Trust REIT	746,594	1,023
*	Sun Bancorp, Inc. (NJ)	195,676	1,014
	Strategic Hotels and Resorts, Inc. REIT	901,968	1,001
*	Meridian Interstate Bancorp, Inc.	126,222	940
^	Old Second Bancorp, Inc.	149,296	881
	Gramercy Capital Corp. REIT	530,620	854
	Rockville Financial, Inc.	74,055	811
*	Crawford & Co. Class B	162,684	781
	Hanmi Financial Corp.	442,147	774
	Urstadt Biddle Properties REIT	53,772	714
	Banner Corp.	175,886	672
*	NewStar Financial, Inc.	347,697	664
*	Crawford & Co.	175,165	639
^	Frontier Financial Corp.	516,202	625
^	Greene County Bancshares	134,137	601
*	Cardtronics Inc.	146,680	559
*	Flagstar Bancorp, Inc.	761,739	518
	Capitol Bancorp Ltd.	177,907	471
*,^	CompuCredit Corp.	203,185	467
	Grubb & Ellis Co.	466,846	373
*	Waterstone Financial, Inc.	94,019	279
*,^	Guaranty Financial Group, Inc.	1,035,867	197
	Advanta Corp. Class B	345,344	145
	Advanta Corp. Class A	115,165	48
*	Teton Advisors Inc. Class B	910	2
*	CSF Holdings Inc. Contingent Litigation Rights	29,125	—
			2,388,459
Health Care (13.0%)
*	Dendreon Corp.	1,360,959	33,820
*	VCA Antech, Inc.	1,032,561	27,569
	Universal Health Services Class B	558,575	27,286
	PerkinElmer, Inc.	1,417,392	24,663
*,^	Valeant Pharmaceuticals International	944,609	24,295
*	United Therapeutics Corp.	290,207	24,183
*	MEDNAX, Inc.	556,367	23,440
*	Sepracor Inc.	1,328,357	23,007
	Owens & Minor, Inc.	504,570	22,110
	Teleflex Inc.	482,507	21,631
*	OSI Pharmaceuticals, Inc.	703,306	19,854
*	Nuvasive, Inc.	443,024	19,759
*	Onyx Pharmaceuticals, Inc.	692,018	19,556
*	BioMarin Pharmaceutical Inc.	1,218,491	19,021

*	Isis Pharmaceuticals, Inc.	1,131,182	18,664
	STERIS Corp.	712,936	18,593
*	Thoratec Corp.	688,317	18,433
*	Haemonetics Corp.	310,278	17,686
*	AMERIGROUP Corp.	648,328	17,408
*	Bio-Rad Laboratories, Inc. Class A	229,780	17,344
*	Tenet Healthcare Corp.	5,824,467	16,425
*	Auxilium Pharmaceuticals, Inc.	518,150	16,260
*	Magellan Health Services, Inc.	493,705	16,203
*	LifePoint Hospitals, Inc.	603,852	15,851

13

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	HealthSouth Corp.	1,073,907	15,507
*	HLTH Corp.	1,179,911	15,457
*	Psychiatric Solutions, Inc.	648,191	14,740
*	Health Management Associates Class A	2,977,812	14,710
*	Masimo Corp.	590,934	14,247
*	American Medical Systems Holdings, Inc.	893,935	14,124
*	Varian, Inc.	353,811	13,951
	West Pharmaceutical Services, Inc.	399,368	13,918
	The Cooper Companies, Inc.	555,187	13,730
*	PSS World Medical, Inc.	738,493	13,669
*	Regeneron Pharmaceuticals, Inc.	759,126	13,604
*	Dionex Corp.	216,376	13,205
*	Medarex, Inc.	1,565,819	13,075
*	Acorda Therapeutics Inc.	460,510	12,982
*	Cubist Pharmaceuticals, Inc.	701,024	12,850
^	Quality Systems, Inc.	225,236	12,829
^	Allscripts Healthcare Solutions, Inc.	802,201	12,723
*	HMS Holdings Corp.	311,610	12,689
*	Alkermes, Inc.	1,152,747	12,473
*	Eclipsys Corp.	685,572	12,189
*	Immucor Inc.	858,330	11,811
	Hill-Rom Holdings, Inc.	725,805	11,773
	PDL BioPharma Inc.	1,459,130	11,527
*	AMAG Pharmaceuticals, Inc.	207,464	11,342
	Medicis Pharmaceutical Corp.	692,722	11,305
*	Catalyst Health Solutions, Inc.	451,190	11,253
	Meridian Bioscience Inc.	493,520	11,144
*	Amedisys Inc.	332,025	10,963
	Chemed Corp.	272,905	10,774
*	Centene Corp.	524,120	10,472
*	Savient Pharmaceuticals Inc.	743,741	10,308
*	PAREXEL International Corp.	703,137	10,111
*	AthenaHealth Inc.	263,939	9,768
*	Alnylam Pharmaceuticals Inc.	429,929	9,575
*	WellCare Health Plans Inc.	514,609	9,515
*	Cougar Biotechnology Inc.	215,148	9,243
*	Luminex Corp.	480,023	8,900
	Martek Biosciences Corp.	403,950	8,544
*	Theravance, Inc.	581,625	8,515
*	ev3 Inc.	775,691	8,315
*	AmSurg Corp.	383,370	8,219
*	Seattle Genetics, Inc.	833,554	8,102
*,^	Geron Corp.	1,052,716	8,074
*	Phase Forward Inc.	523,809	7,915
*,^	Medivation Inc.	340,702	7,635
*	Wright Medical Group, Inc.	463,149	7,531
*	Celera Corp.	980,404	7,480
*	Align Technology, Inc.	694,570	7,362
*	Volcano Corp.	523,023	7,312
*	Nektar Therapeutics	1,126,691	7,301
*	PharMerica Corp.	371,600	7,295
*	Halozyme Therapeutics Inc.	1,037,441	7,231
	Landauer, Inc.	113,712	6,975

*	Xenoport Inc.	299,853	6,948
*	InterMune Inc.	444,357	6,754
*	Integra LifeSciences Holdings	252,736	6,700
*	ICU Medical, Inc.	161,878	6,661
*	Cepheid, Inc.	705,946	6,650
*	Bruker BioSciences Corp.	701,061	6,492
*	Healthspring, Inc.	595,993	6,472
*	MedAssets, Inc.	328,409	6,388
*	Par Pharmaceutical Cos. Inc.	421,098	6,380
	Invacare Corp.	359,203	6,340
*	Greatbatch, Inc.	279,858	6,328

14

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Allos Therapeutics Inc.	761,244	6,311
*	Exelixis, Inc.	1,287,869	6,272
*	Conceptus, Inc.	370,694	6,265
	Brookdale Senior Living Inc.	637,088	6,205
	Analogic Corp.	161,895	5,982
*	Salix Pharmaceuticals, Ltd.	586,995	5,794
*	ViroPharma Inc.	961,247	5,700
*,^	MannKind Corp.	685,606	5,697
*	ImmunoGen, Inc.	648,134	5,580
*	Cyberonics, Inc.	332,759	5,534
*	Healthways, Inc.	410,041	5,515
*	CONMED Corp.	354,456	5,501
*	Gentiva Health Services, Inc.	333,625	5,491
*	inVentiv Health, Inc.	405,465	5,486
*	Abaxis, Inc.	266,802	5,480
*	Rigel Pharmaceuticals, Inc.	447,487	5,424
*	The Medicines Co.	636,779	5,343
*	Merit Medical Systems, Inc.	324,252	5,285
*	RehabCare Group, Inc.	220,819	5,284
*	Quidel Corp.	356,431	5,190
*	Universal American Corp.	591,650	5,159
*	Hanger Orthopedic Group, Inc.	376,115	5,111
*	Affymetrix, Inc.	854,064	5,065
*	Zoll Medical Corp.	256,994	4,970
*	Neogen Corp.	170,353	4,937
*	MWI Veterinary Supply Inc.	140,251	4,889
*	Vivus, Inc.	802,424	4,879
*	Human Genome Sciences, Inc.	1,653,610	4,729
*	Orthofix International N.V.	188,118	4,705
*	Kindred Healthcare, Inc.	379,588	4,695
*	Sirona Dental Systems Inc.	234,083	4,679
	Computer Programs and Systems, Inc.	119,636	4,583
*	Bio-Reference Laboratories, Inc.	142,744	4,512
*	Arena Pharmaceuticals, Inc.	900,874	4,495
*	Sun Healthcare Group Inc.	530,421	4,477
*	IPC The Hospitalist Co.	166,205	4,436
*	LHC Group Inc.	199,375	4,428
*	Momenta Pharmaceuticals, Inc.	362,850	4,365
*	Res-Care, Inc.	304,740	4,358
*	Noven Pharmaceuticals, Inc.	304,444	4,354
*	Cypress Bioscience, Inc.	460,936	4,342
*,^	Enzon Pharmaceuticals, Inc.	548,978	4,320
*	Orthovita, Inc.	832,726	4,289
*	SonoSite, Inc.	208,569	4,184
*	Odyssey Healthcare, Inc.	401,052	4,123
*	Emergency Medical Services LP Class A	111,641	4,111
*	SurModics, Inc.	180,436	4,083
*	Symmetry Medical Inc.	437,076	4,074
*	Molina Healthcare Inc.	169,398	4,052
*	Natus Medical Inc.	340,999	3,935
*	Genoptix, Inc.	122,278	3,912
*	Omnicell, Inc.	363,230	3,905
*	Air Methods Corp.	133,049	3,640
*	Accuray Inc.	543,017	3,622

*	Questcor Pharmaceuticals, Inc.	721,284	3,606
*	Ligand Pharmaceuticals Inc. Class B	1,238,921	3,543
*	Incyte Corp.	1,062,975	3,497
*	Emeritus Corp.	262,579	3,469
*	ABIOMED, Inc.	381,538	3,365
*	Kensey Nash Corp.	126,438	3,314
*	eResearch Technology, Inc.	525,823	3,265
*	Triple-S Management Corp.	198,834	3,100
*	ArQule, Inc.	504,434	3,097
*	Palomar Medical Technologies, Inc.	210,069	3,080

15

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	National Healthcare Corp.	79,450	3,014
*	Genomic Health, Inc.	172,829	2,995
*,^	SIGA Technologies, Inc.	351,741	2,969
*	Synovis Life Technologies, Inc.	141,147	2,932
*	Dexcom Inc.	473,546	2,931
*	Pharmasset, Inc.	256,163	2,882
*	Inspire Pharmaceuticals, Inc.	516,906	2,874
*	RTI Biologics, Inc.	657,135	2,819
*	CardioNet, Inc.	170,532	2,783
*	Cantel Medical Corp.	171,145	2,778
*,^	Sequenom, Inc.	702,774	2,748
*	Facet Biotech Corp.	291,081	2,704
*	NPS Pharmaceuticals Inc.	578,459	2,696
*	IRIS International, Inc.	225,445	2,660
*,^	Osiris Therapeutics, Inc.	193,998	2,605
	Atrion Corp.	18,933	2,539
*	AMN Healthcare Services, Inc.	397,412	2,535
*	Somanetics Corp.	147,440	2,434
*	Affymax Inc.	130,246	2,400
*	MedCath Corp.	203,397	2,392
*	Emergent BioSolutions Inc.	165,212	2,367
*,^	Cadence Pharmaceuticals, Inc.	234,412	2,342
*	Pain Therapeutics, Inc.	435,772	2,340
*	Almost Family Inc.	89,335	2,333
*	CorVel Corp.	102,273	2,329
*	Cross Country Healthcare, Inc.	337,068	2,316
*	Alliance HealthCare Services Inc.	311,802	2,286
*	Maxygen Inc.	337,915	2,271
*	Albany Molecular Research, Inc.	268,851	2,256
*	Pozen Inc.	289,312	2,222
*	DURECT Corp.	901,280	2,145
*	Zymogenetics, Inc.	462,008	2,125
*	Kendle International Inc.	172,221	2,108
*,^	Sangamo BioSciences, Inc.	423,159	2,090
	Ensign Group Inc.	137,961	1,963
*	Chindex International, Inc.	156,413	1,935
*	Vital Images, Inc.	170,375	1,934
*	Progenics Pharmaceuticals, Inc.	372,078	1,916
*	ATS Medical, Inc.	565,784	1,861
*	Skilled Healthcare Group Inc.	247,535	1,857
*,^	Micromet, Inc.	371,282	1,849
*,^	GTx, Inc.	199,952	1,846
*	Enzo Biochem, Inc.	412,981	1,830
*	CryoLife Inc.	323,590	1,793
*,^	Hansen Medical Inc.	362,773	1,792
*	Assisted Living Concepts Inc.	121,369	1,766
*	Array BioPharma Inc.	558,010	1,752
*	Insulet Corp.	221,443	1,705
*,^	Clinical Data, Inc.	153,477	1,691
*	Nabi Biopharmaceuticals	638,111	1,544
*	Neurocrine Biosciences, Inc.	469,651	1,517
*,^	Stereotaxis Inc.	383,831	1,489
*	Exactech, Inc.	101,095	1,466

*,^	XOMA Ltd.	1,707,701	1,400
*	MAP Pharmaceuticals Inc.	112,970	1,380
*	OraSure Technologies, Inc.	553,962	1,368
*,^	Clarient, Inc.	356,584	1,326
*,^	Opko Health, Inc.	727,135	1,287
*,^	MAKO Surgical Corp.	137,812	1,243
*	Lexicon Pharmaceuticals Inc.	999,750	1,240
*	TomoTherapy, Inc.	427,010	1,174
*	K-V Pharmaceutical Co. Class A	363,789	1,168
*	Orexigen Therapeutics Inc.	211,235	1,084
*	Idenix Pharmaceuticals Inc.	274,649	1,011

16

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Nighthawk Radiology Holdings, Inc.	271,797	1,006
*,^	Amicus Therapeutics, Inc.	81,721	936
*	Cynosure Inc.	120,188	919
*	Sunrise Senior Living, Inc.	553,799	914
*	Akorn, Inc.	698,943	839
*	Life Sciences Research, Inc.	114,888	824
*,^	Virtual Radiologic Corp.	86,168	778
*	Sucampo Pharmaceuticals Inc.	94,292	582
*	Caraco Pharmaceutical Laboratories, Ltd.	127,642	392
*	K-V Pharmaceutical Co. Class B	53,281	215
			1,589,341
Industrials (15.5%)
*	Waste Connections, Inc.	973,371	25,220
*	Corrections Corp. of America	1,463,599	24,867
	IDEX Corp.	1,007,707	24,759
*	General Cable Corp.	631,689	23,739
	Landstar System, Inc.	630,723	22,649
*	Tetra Tech, Inc.	734,240	21,036
	Con-way, Inc.	558,691	19,727
*	Kirby Corp.	618,987	19,678
	Watson Wyatt & Co. Holdings	519,406	19,493
	Hubbell Inc. Class B	600,383	19,248
*	Thomas & Betts Corp.	650,436	18,772
	Lincoln Electric Holdings, Inc.	518,796	18,697
	Lennox International Inc.	571,574	18,353
	CLARCOR Inc.	621,142	18,131
	Wabtec Corp.	561,960	18,078
	Carlisle Co., Inc.	744,311	17,893
	Kennametal, Inc.	892,032	17,109
	The Timken Co.	1,001,474	17,105
	Regal-Beloit Corp.	430,216	17,088
*	TransDigm Group, Inc.	470,208	17,022
*	BE Aerospace, Inc.	1,170,895	16,814
*	GrafTech International Ltd.	1,451,801	16,420
	Curtiss-Wright Corp.	548,473	16,306
	Valmont Industries, Inc.	224,131	16,155
*	EMCOR Group, Inc.	800,830	16,113
	Graco, Inc.	726,438	15,996
	The Brink's Co.	549,117	15,941
*	Gardner Denver Inc.	632,042	15,908
	GATX Corp.	594,321	15,286
	Brady Corp. Class A	594,769	14,941
	Woodward Governor Co.	744,971	14,750
	Watsco, Inc.	299,438	14,652
*	ESCO Technologies Inc.	319,384	14,308
	Nordson Corp.	368,739	14,255
*	Clean Harbors Inc.	260,690	14,075
	Granite Construction Co.	420,476	13,993
	Acuity Brands, Inc.	493,471	13,842
*	Teledyne Technologies, Inc.	416,785	13,650
	Kaydon Corp.	410,414	13,363
*	Continental Airlines, Inc. Class B	1,507,054	13,353
	The Toro Co.	443,863	13,272

	Oshkosh Truck Corp.	908,513	13,210
	Trinity Industries, Inc.	969,011	13,198
*,^	American Superconductor Corp.	502,184	13,182
*	UTI Worldwide, Inc.	1,156,259	13,181
	Baldor Electric Co.	536,503	12,763
	Knight Transportation, Inc.	769,123	12,729
	Crane Co.	570,213	12,721
*	JetBlue Airways Corp.	2,864,970	12,233
*	Genesee & Wyoming Inc. Class A	459,887	12,192
*	WESCO International, Inc.	486,186	12,174
*	Moog Inc.	470,300	12,138

17

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	Alexander & Baldwin, Inc.	504,945	11,836
*	Geo Group Inc.	623,830	11,591
*	Old Dominion Freight Line, Inc.	341,530	11,465
*	Hexcel Corp.	1,178,306	11,229
*	Orbital Sciences Corp.	717,870	10,890
	Heartland Express, Inc.	733,475	10,797
*	Huron Consulting Group Inc.	231,600	10,707
	Werner Enterprises, Inc.	568,056	10,293
	Simpson Manufacturing Co.	474,105	10,250
	Herman Miller, Inc.	654,122	10,034
*	United Stationers, Inc.	287,210	10,018
	Mine Safety Appliances Co.	414,961	10,001
	Actuant Corp.	809,643	9,878
*	Esterline Technologies Corp.	362,602	9,816
	Rollins, Inc.	553,078	9,574
*	EnerSys	526,096	9,570
	ABM Industries Inc.	528,635	9,552
	Belden Inc.	567,806	9,482
	Mueller Industries Inc.	453,635	9,436
*	Hub Group, Inc.	453,709	9,365
*	CoStar Group, Inc.	228,916	9,127
	Applied Industrial Technology, Inc.	462,823	9,118
	Otter Tail Corp.	409,590	8,945
*	Resources Connection, Inc.	519,852	8,926
*	The Middleby Corp.	202,773	8,906
*	Mastec Inc.	739,565	8,668
*	MPS Group, Inc.	1,127,455	8,614
	The Corporate Executive Board Co.	414,613	8,607
*	AirTran Holdings, Inc.	1,386,002	8,579
*	USG Corp.	848,003	8,539
	EnergySolutions	914,227	8,411
	The Manitowoc Co., Inc.	1,592,214	8,375
	HNI Corp.	458,171	8,275
	Healthcare Services Group, Inc.	458,188	8,192
	Briggs & Stratton Corp.	606,996	8,097
	Triumph Group, Inc.	201,943	8,078
*	Alaska Air Group, Inc.	442,154	8,074
	Deluxe Corp.	623,427	7,986
*	Beacon Roofing Supply, Inc.	546,008	7,895
*,^	Energy Conversion Devices, Inc.	557,397	7,887
	A.O. Smith Corp.	240,690	7,839
	Arkansas Best Corp.	293,439	7,732
*	Sykes Enterprises, Inc.	427,273	7,729
*	Navigant Consulting, Inc.	597,044	7,714
	Watts Water Technologies, Inc.	356,543	7,680
	American Science & Engineering, Inc.	111,059	7,676
*	Insituform Technologies Inc. Class A	450,802	7,650
*	AAR Corp.	471,083	7,561
	Forward Air Corp.	352,661	7,519
^	Genco Shipping and Trading Ltd.	345,627	7,507
*	Force Protection, Inc.	832,089	7,356
	Ameron International Corp.	106,680	7,152
	Skywest, Inc.	694,058	7,079
	Badger Meter, Inc.	171,748	7,042

	Cubic Corp.	195,596	7,000
*	Avis Budget Group, Inc.	1,238,378	6,997
	Universal Forest Products, Inc.	209,757	6,941
*	Astec Industries, Inc.	232,172	6,893
*	II-VI, Inc.	306,233	6,789
	Robbins & Myers, Inc.	339,847	6,542
	Barnes Group, Inc.	542,563	6,451
	Administaff, Inc.	275,567	6,412
*	Mobile Mini, Inc.	430,940	6,322
*	Chart Industries, Inc.	346,584	6,301

18

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Axsys Technologies, Inc.	116,903	6,271
*,^	Allegiant Travel Co.	149,167	5,913
*	Tutor Perini Corp.	337,855	5,865
	Franklin Electric, Inc.	224,509	5,819
*	Korn/Ferry International	546,464	5,814
	HEICO Corp.	158,447	5,745
*	Stanley Inc.	172,066	5,658
*	Aerovironment Inc.	179,925	5,552
*	Griffon Corp.	652,145	5,426
*	Interline Brands, Inc.	395,266	5,407
*	Dycom Industries, Inc.	481,110	5,326
*	Ceradyne, Inc.	299,839	5,295
*	AZZ Inc.	153,712	5,289
	Mueller Water Products, Inc. Class A	1,412,992	5,285
*	GeoEye Inc.	222,942	5,253
*	DynCorp International Inc. Class A	312,213	5,242
	McGrath RentCorp	274,361	5,229
	Kaman Corp. Class A	311,217	5,197
	Quanex Building Products Corp.	458,561	5,145
	Seaboard Corp.	4,539	5,093
	Raven Industries, Inc.	198,128	5,072
*,^	Evergreen Solar, Inc.	2,336,305	5,070
*	Atlas Air Worldwide Holdings, Inc.	218,392	5,065
*	UAL Corp.	1,570,722	5,011
*	Orion Marine Group, Inc.	262,664	4,991
	CIRCOR International, Inc.	206,739	4,881
*	The Advisory Board Co.	189,467	4,869
*	Layne Christensen Co.	236,483	4,836
	Comfort Systems USA, Inc.	470,183	4,819
	Encore Wire Corp.	224,534	4,794
	G & K Services, Inc. Class A	225,108	4,761
	Steelcase Inc.	808,772	4,707
	Lindsay Manufacturing Co.	142,125	4,704
*	School Specialty, Inc.	229,077	4,630
*	MYR Group, Inc.	228,214	4,614
	Aircastle Ltd.	621,653	4,569
*	EnPro Industries, Inc.	247,585	4,459
*	TrueBlue, Inc.	528,604	4,440
	Knoll, Inc.	574,759	4,357
	Viad Corp.	249,897	4,303
*	United Rentals, Inc.	658,558	4,274
*	Blount International, Inc.	493,813	4,252
	Federal Signal Corp.	548,656	4,197
	John Bean Technologies Corp.	335,041	4,195
	Apogee Enterprises, Inc.	338,694	4,166
	Albany International Corp.	364,632	4,150
*	Marten Transport, Ltd.	199,748	4,147
	Tredegar Corp.	310,853	4,141
*	Michael Baker Corp.	96,799	4,100
*	Exponent, Inc.	166,991	4,093
*	CBIZ Inc.	565,368	4,025
*	Armstrong Worldwide Industries, Inc.	243,600	4,017
	Ennis, Inc.	314,720	3,921

*	Northwest Pipe Co.	111,869	3,889
*	Powell Industries, Inc.	104,643	3,879
*	US Airways Group Inc.	1,578,251	3,835
	Applied Signal Technology, Inc.	149,765	3,821
	American Ecology Corp.	212,400	3,806
*	Hawaiian Holdings, Inc.	628,378	3,783
	Kelly Services, Inc. Class A	344,026	3,767
*	L.B. Foster Co. Class A	124,674	3,749
*,^	EnerNOC Inc.	172,722	3,743
*	American Reprographics Co.	446,057	3,711
	Tennant Co.	200,682	3,691

19

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	CRA International Inc.	132,822	3,687
	Gorman-Rupp Co.	182,764	3,686
	Interface, Inc.	585,993	3,633
	Heidrick & Struggles International, Inc.	198,735	3,627
*	Rush Enterprises, Inc. Class A	309,915	3,611
*	Argon ST, Inc.	172,657	3,552
*	ATC Technology Corp.	241,668	3,504
*	Team, Inc.	217,617	3,410
*	Kforce Inc.	402,240	3,327
*	Polypore International Inc.	298,042	3,314
*	Taser International Inc.	713,700	3,254
*	FuelCell Energy, Inc.	757,730	3,167
	AAON, Inc.	157,245	3,132
*	Amerco, Inc.	83,894	3,117
	Titan International, Inc.	408,737	3,053
*,^	Ener1, Inc.	550,701	3,007
*	ICF International, Inc.	108,769	3,001
	Dynamic Materials Corp.	154,542	2,980
*	Saia, Inc.	165,404	2,979
*	M&F Worldwide Corp.	141,057	2,821
*	Energy Recovery Inc.	395,621	2,801
*	Columbus McKinnon Corp.	221,375	2,800
*	Cornell Cos., Inc.	171,036	2,772
*	Republic Airways Holdings Inc.	416,612	2,720
*	Pike Electric Corp.	224,682	2,707
^	Eagle Bulk Shipping Inc.	569,662	2,672
	American Woodmark Corp.	111,165	2,662
*	Spherion Corp.	627,160	2,584
	HEICO Corp. Class A	86,719	2,537
*	Ladish Co., Inc.	193,873	2,515
*	Cenveo Inc.	593,262	2,510
*	Colfax Corp.	321,191	2,480
	Ampco-Pittsburgh Corp.	105,186	2,467
	Sun Hydraulics Corp.	152,407	2,464
	Houston Wire & Cable Co.	204,753	2,439
	Freightcar America Inc.	144,773	2,434
*	K-Tron International, Inc	30,301	2,414
	Great Lakes Dredge & Dock Co.	497,937	2,380
*	H&E Equipment Services, Inc.	253,649	2,372
*	Sterling Construction Co., Inc.	152,967	2,334
*,^	GT Solar International Inc.	434,271	2,310
	Ducommun, Inc.	121,788	2,288
	TAL International Group, Inc.	204,370	2,228
	Bowne & Co., Inc.	340,323	2,216
	Macquarie Infrastructure Co. LLC	519,582	2,135
*	Consolidated Graphics, Inc.	122,551	2,135
*	RSC Holdings Inc.	315,832	2,122
*	Titan Machinery, Inc.	162,231	2,059
	Aceto Corp.	303,707	2,026
	Gibraltar Industries Inc.	292,288	2,008
*	Fuel-Tech N.V.	203,829	1,977
	Kimball International, Inc. Class B	304,244	1,898
*	Waste Services, Inc.	365,251	1,892

*	Furmanite Corp.	423,078	1,887
	Courier Corp.	123,431	1,884
	NACCO Industries, Inc. Class A	65,308	1,876
*	Acco Brands Corp.	659,936	1,861
*	Standard Parking Corp.	113,569	1,850
*	American Commercial Lines Inc.	116,023	1,796
	CDI Corp.	160,721	1,792
*	Kadant Inc.	157,836	1,782
*	First Advantage Corp. Class A	115,176	1,752
*	Tecumseh Products Co. Class A	179,449	1,742
*	APAC Teleservices, Inc.	339,273	1,740

20

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	Vicor Corp.	238,559	1,722
*	Innerworkings, Inc.	355,646	1,689
*	3D Systems Corp.	232,253	1,675
	Cascade Corp.	106,125	1,669
	Standex International Corp.	143,705	1,667
*	Fushi Copperweld, Inc.	185,030	1,530
*	Patriot Transportation Holding, Inc.	20,365	1,485
*,^	Metalico, Inc.	312,473	1,456
	Schawk, Inc.	191,195	1,436
	Preformed Line Products Co.	31,894	1,405
	The Greenbrier Cos., Inc.	193,408	1,391
	Horizon Lines Inc.	350,949	1,355
*,^	Valence Technology Inc.	753,540	1,349
*	Hill International Inc.	297,577	1,280
*	TBS International Ltd.	158,875	1,241
*,^	YRC Worldwide, Inc.	715,914	1,239
	Universal Truckload Services, Inc.	78,063	1,222
*	Power-One, Inc.	806,406	1,202
*	GenCorp, Inc.	562,082	1,074
*	Argan Inc.	74,128	1,047
*	Volt Information Sciences Inc.	163,095	1,023
*	Rush Enterprises, Inc. Class B	100,866	1,000
*	LECG Corp.	293,475	957
	Pacer International, Inc.	428,058	955
*	Odyssey Marine Exploration, Inc.	596,418	954
	American Railcar Industries, Inc.	115,417	953
*	Builders FirstSource, Inc.	219,304	912
	Sauer-Danfoss, Inc.	148,705	912
*,^	Plug Power, Inc.	1,000,846	911
	Lawson Products, Inc.	52,111	740
*	TriMas Corp.	200,731	676
*,^	Orion Energy Systems Inc.	177,203	665
*,^	NCI Building Systems, Inc.	239,560	632
	Primoris Services Corp.	72,178	536
*,^	China Architectural Engineering Inc.	252,186	492
	The Standard Register Co.	113,392	370
*	Tecumseh Products Co. Class B	27,499	295
			1,904,172
Information Technology (18.8%)
*	Brocade Communications Systems, Inc.	4,721,078	36,919
*	F5 Networks, Inc.	968,590	33,504
*	ON Semiconductor Corp.	4,761,326	32,663
*	Macrovision Solutions Corp.	1,256,592	27,406
*	Itron, Inc.	481,577	26,520
*	CommScope, Inc.	996,462	26,167
*	MICROS Systems, Inc.	980,650	24,830
*	Sohu.com Inc.	371,909	23,367
*,^	Palm, Inc.	1,391,589	23,059
*	3Com Corp.	4,718,541	22,224
*	PMC Sierra Inc.	2,710,895	21,579
*	Varian Semiconductor Equipment Associates, Inc.	890,905	21,373
*	NeuStar, Inc. Class A	962,011	21,318
	Diebold, Inc.	806,493	21,259

*	VistaPrint Ltd.	488,438	20,832
*	Polycom, Inc.	1,019,745	20,670
*	Compuware Corp.	3,008,748	20,640
*	Solera Holdings, Inc.	805,182	20,452
	Jack Henry & Associates Inc.	975,862	20,249
*	Tech Data Corp.	610,291	19,963
*	Skyworks Solutions, Inc.	2,018,989	19,746
*	Silicon Laboratories Inc.	518,393	19,668
*	Atmel Corp.	5,187,197	19,348
*	Novell, Inc.	4,201,705	19,034
*	QLogic Corp.	1,479,116	18,755

21

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Rambus Inc.	1,209,429	18,734
*	Informatica Corp.	1,063,493	18,281
*	Arris Group Inc.	1,501,636	18,260
*	Zebra Technologies Corp. Class A	742,554	17,569
*	Parametric Technology Corp.	1,410,241	16,486
*	Digital River, Inc.	451,875	16,412
	National Instruments Corp.	724,155	16,337
*,^	Synaptics Inc.	415,316	16,052
*	Perot Systems Corp.	1,093,189	15,665
*	Riverbed Technology, Inc.	675,129	15,656
*	Concur Technologies, Inc.	502,664	15,623
*	CACI International, Inc.	365,083	15,593
*	Cypress Semiconductor Corp.	1,682,631	15,480
*	TIBCO Software Inc.	2,134,790	15,306
*	JDS Uniphase Corp.	2,624,171	15,010
*	Tessera Technologies, Inc.	591,415	14,957
	ADTRAN Inc.	683,567	14,676
*	Data Domain, Inc.	438,496	14,624
*	Atheros Communications, Inc.	742,685	14,289
*	Vishay Intertechnology, Inc.	2,101,377	14,268
*	Teradyne, Inc.	2,064,555	14,163
*	Convergys Corp.	1,488,495	13,813
*	Anixter International Inc.	366,138	13,763
*	Microsemi Corp.	988,228	13,638
*	TiVo Inc.	1,256,356	13,167
*	International Rectifier Corp.	881,342	13,053
*	InterDigital, Inc.	527,106	12,882
*	Starent Networks Corp.	513,543	12,536
*	CyberSource Corp.	805,891	12,330
*	Tekelec	727,426	12,243
*	Integrated Device Technology Inc.	2,010,425	12,143
*	j2 Global Communications, Inc.	536,047	12,093
*	Semtech Corp.	737,386	11,732
*	RF Micro Devices, Inc.	3,053,949	11,483
*	Ciena Corp.	1,106,957	11,457
*	Benchmark Electronics, Inc.	794,848	11,446
*	Gartner, Inc. Class A	744,738	11,365
*	ManTech International Corp.	262,263	11,288
*	Wright Express Corp.	442,744	11,277
*	Quest Software, Inc.	808,631	11,272
	Plantronics, Inc.	594,241	11,237
*	ValueClick, Inc.	1,059,412	11,145
*	Genpact, Ltd.	916,592	10,770
*	Euronet Worldwide, Inc.	552,757	10,718
*	Fairchild Semiconductor International, Inc.	1,511,212	10,563
*	Blackboard Inc.	363,774	10,498
*	Omniture, Inc.	833,879	10,473
*	Ariba, Inc.	1,061,175	10,442
*	FEI Co.	455,420	10,429
*	FormFactor Inc.	598,821	10,324
*	Progress Software Corp.	486,204	10,293
*	Cymer, Inc.	342,793	10,191
*	Emulex Corp.	1,006,705	9,846

*	Plexus Corp.	480,323	9,827
*	EarthLink, Inc.	1,322,957	9,803
*	Websense, Inc.	548,076	9,778
*	Comtech Telecommunications Corp.	301,898	9,624
*	Wind River Systems Inc.	836,694	9,588
	Syntel, Inc.	303,827	9,552
*	Infinera Corp.	1,036,222	9,461
*	TriQuint Semiconductor, Inc.	1,779,391	9,449
*	ADC Telecommunications, Inc.	1,178,492	9,381
	Fair Isaac, Inc.	595,035	9,199
*	SRA International, Inc.	516,698	9,073

22

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	Take-Two Interactive Software, Inc.	946,315	8,962
*	Lawson Software, Inc.	1,595,172	8,901
*	Verigy Ltd.	720,277	8,766
	MAXIMUS, Inc.	212,080	8,748
*	ViaSat, Inc.	339,877	8,714
*	Hittite Microwave Corp.	241,568	8,394
*	Netlogic Microsystems Inc.	226,081	8,243
	Blackbaud, Inc.	528,613	8,220
*	Cabot Microelectronics Corp.	285,567	8,079
	Acxiom Corp.	903,491	7,978
*	Commvault Systems, Inc.	479,830	7,956
*	ScanSource, Inc.	322,457	7,907
*,^	Rackspace Hosting, Inc.	567,892	7,871
*	Blue Coat Systems, Inc.	475,767	7,869
*	DealerTrack Holdings Inc.	461,097	7,839
*	Monolithic Power Systems	348,368	7,807
*	Sapient Corp.	1,241,148	7,807
*,^	STEC Inc.	336,634	7,807
*	L-1 Identity Solutions Inc.	1,000,677	7,745
*	EchoStar Corp.	484,585	7,724
*	Intermec, Inc.	597,723	7,711
*	Avocent Corp.	547,253	7,640
*	Cavium Networks, Inc.	451,737	7,594
*	Sycamore Networks, Inc.	2,420,082	7,575
*	MKS Instruments, Inc.	568,453	7,498
*	Checkpoint Systems, Inc.	472,909	7,420
*	SPSS, Inc.	222,018	7,409
	Black Box Corp.	213,709	7,153
*	TeleTech Holdings, Inc.	466,918	7,074
*	Rofin-Sinar Technologies Inc.	352,408	7,052
*,^	Advent Software, Inc.	213,315	6,995
*	VeriFone Holdings, Inc.	926,609	6,959
*	Amkor Technology, Inc.	1,451,409	6,865
*	The Ultimate Software Group, Inc.	282,826	6,856
*	Harmonic, Inc.	1,157,822	6,820
*	Zoran Corp.	624,260	6,804
*	Electronics for Imaging, Inc.	628,725	6,702
*	Unisys Corp.	4,422,269	6,678
	United Online, Inc.	1,001,853	6,522
	Cognex Corp.	459,482	6,492
*	Applied Micro Circuits Corp.	797,959	6,487
*	Tyler Technologies, Inc.	410,542	6,413
*	OmniVision Technologies, Inc.	610,159	6,340
*	Diodes Inc.	403,646	6,313
*	AsiaInfo Holdings, Inc.	366,402	6,306
*	Aruba Networks, Inc.	718,185	6,277
*	NETGEAR, Inc.	430,420	6,202
	AVX Corp.	623,312	6,189
*	Mentor Graphics Corp.	1,126,760	6,163
*	Coherent, Inc.	296,981	6,142
*	Avid Technology, Inc.	452,806	6,072
*	Art Technology Group, Inc.	1,578,399	5,998
*	SYNNEX Corp.	239,853	5,994

*	ACI Worldwide, Inc.	426,186	5,950
*	ATMI, Inc.	382,799	5,945
*	Cogent Inc.	546,860	5,868
*	THQ Inc.	819,186	5,865
*	TNS Inc.	305,681	5,731
*	Taleo Corp. Class A	313,297	5,724
*	DTS Inc.	211,188	5,717
*	EPIQ Systems, Inc.	368,915	5,663
*	CSG Systems International, Inc.	423,468	5,607
*	MicroStrategy Inc.	111,421	5,596
*	Standard Microsystem Corp.	266,736	5,455

23

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	JDA Software Group, Inc.	360,085	5,387
*	Sonus Networks, Inc.	3,333,928	5,368
*	Insight Enterprises, Inc.	555,360	5,365
*	Littelfuse, Inc.	264,755	5,284
*	Manhattan Associates, Inc.	288,058	5,248
*	SAVVIS, Inc.	457,139	5,239
	Pegasystems Inc.	197,916	5,221
*	Sigma Designs, Inc.	322,723	5,176
*	Constant Contact, Inc.	257,578	5,110
	Park Electrochemical Corp.	236,655	5,095
*	Forrester Research, Inc.	197,638	4,852
*	Harris Stratex Networks, Inc. Class A	711,461	4,610
*	Veeco Instruments, Inc.	392,276	4,546
*	S1 Corp.	652,530	4,502
*	Rogers Corp.	219,748	4,445
*	DG FastChannel Inc.	242,401	4,436
*	Global Cash Access, Inc.	556,377	4,429
*	Vocus, Inc.	220,757	4,362
*,^	Bankrate, Inc.	171,720	4,334
*	ShoreTel, Inc.	532,383	4,259
*	TTM Technologies, Inc.	521,815	4,154
*	3PAR, Inc.	334,600	4,149
*	GSI Commerce, Inc.	290,327	4,137
	Micrel, Inc.	557,676	4,082
*	Brightpoint, Inc.	648,938	4,069
*	OSI Systems Inc.	189,904	3,959
*	Netezza Corp.	471,633	3,924
*	Adaptec, Inc.	1,480,484	3,923
*,^	Universal Display Corp.	396,181	3,875
*	EMS Technologies, Inc.	184,619	3,859
*	Move, Inc.	1,778,435	3,841
	MTS Systems Corp.	185,338	3,827
*,^	Loral Space and Communications Ltd.	148,185	3,816
*	Maxwell Technologies, Inc.	275,472	3,810
*	ModusLink Global Solutions, Inc.	555,152	3,808
*	Vignette Corp.	288,272	3,791
*	SuccessFactors Inc.	410,630	3,770
*	Entegris Inc.	1,376,558	3,744
*	Electro Scientific Industries, Inc.	331,417	3,705
*	MSC Software Corp.	552,316	3,678
*	Advanced Energy Industries, Inc.	408,112	3,669
*	Volterra Semiconductor Corp.	275,725	3,623
*	SonicWALL, Inc.	655,474	3,592
*	Brooks Automation, Inc.	773,809	3,467
*	RealNetworks, Inc.	1,153,405	3,449
*	ArcSight, Inc.	192,300	3,417
*	Acme Packet, Inc.	336,581	3,406
*	Cirrus Logic, Inc.	755,432	3,399
*	Actel Corp.	314,864	3,378
	NIC Inc.	498,898	3,378
*	Smith Micro Software, Inc.	342,291	3,361
*	Ultratech, Inc.	272,446	3,354
*	Supertex, Inc.	133,430	3,350

*	Novatel Wireless, Inc.	369,185	3,330
*	WebMD Health Corp. Class A	110,973	3,320
*	RightNow Technologies Inc.	278,211	3,283
*	Epicor Software Corp.	618,490	3,278
	Daktronics, Inc.	421,031	3,242
	Methode Electronics, Inc. Class A	460,123	3,230
	Technitrol, Inc.	498,350	3,224
*	NetScout Systems, Inc.	341,798	3,206
*	Exar Corp.	445,740	3,205
*	Telecommunication Systems, Inc.	450,632	3,204
*	Switch and Data Inc.	272,879	3,201

24

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Echelon Corp.	369,150	3,130
*	Internet Capital Group Inc.	464,563	3,126
*	ANADIGICS, Inc.	739,919	3,100
*	Symmetricom Inc.	536,191	3,094
*	ComScore Inc.	230,082	3,065
*	IPG Photonics Corp.	274,258	3,009
*	Synchronoss Technologies, Inc.	244,453	2,999
*	FARO Technologies, Inc.	192,951	2,997
*	Kopin Corp.	814,696	2,990
*	Anaren, Inc.	168,317	2,976
*	Terremark Worldwide, Inc.	511,161	2,954
*	Kenexa Corp.	247,427	2,863
*	Ixia	424,588	2,862
*	SeaChange International, Inc.	355,154	2,852
*	Oplink Communications, Inc.	249,051	2,839
	IXYS Corp.	279,425	2,828
*,^	Finisar Corp.	4,907,058	2,797
	Imation Corp.	366,348	2,788
*	InfoSpace, Inc.	419,806	2,783
*	Perficient, Inc.	394,496	2,757
*,^	Sanmina-SCI Corp.	6,245,077	2,748
	CTS Corp.	411,684	2,697
*	Hughes Communications Inc.	117,838	2,690
*	Ebix, Inc.	85,808	2,687
*	DemandTec, Inc.	304,720	2,682
*	VASCO Data Security International, Inc.	364,073	2,661
*	Lattice Semiconductor Corp.	1,403,718	2,639
	Heartland Payment Systems, Inc.	275,167	2,633
*	The Knot, Inc.	334,097	2,633
*	Radiant Systems, Inc.	315,375	2,618
*	Bottomline Technologies, Inc.	290,251	2,615
*	Multi-Fineline Electronix, Inc.	121,911	2,609
*	Digi International, Inc.	266,756	2,601
*	Pericom Semiconductor Corp.	308,156	2,595
*	LoopNet, Inc.	334,512	2,592
*	Powerwave Technologies, Inc.	1,607,979	2,589
*	Compellent Technologies, Inc.	168,791	2,574
*	Stratasys, Inc.	233,567	2,567
	Cass Information Systems, Inc.	78,240	2,562
*	Newport Corp.	438,163	2,537
*	Ciber, Inc.	791,326	2,453
*	NCI, Inc.	79,995	2,433
*	BigBand Networks Inc.	469,952	2,430
*	Kulicke & Soffa Industries, Inc.	705,489	2,420
*	Comverge Inc.	199,865	2,418
	Cohu, Inc.	269,081	2,416
*	Super Micro Computer Inc.	315,392	2,416
*	Symyx Technologies, Inc.	412,463	2,413
*	infoGROUP, Inc.	417,545	2,384
*	Sourcefire Inc.	189,289	2,345
*	Advanced Analogic Technologies, Inc.	497,295	2,283
*	Rubicon Technology, Inc.	155,669	2,223
*,^	NetSuite Inc.	185,388	2,189

*	FalconStor Software, Inc.	459,269	2,182
*	Extreme Networks, Inc.	1,080,648	2,161
	Electro Rent Corp.	225,140	2,137
*	Quantum Corp.	2,571,785	2,135
*	UTStarcom, Inc.	1,308,187	2,132
*	Silicon Image, Inc.	901,686	2,074
*	Internap Network Services Corp.	581,418	2,029
*	Liquidity Services, Inc.	205,291	2,024
*	Limelight Networks Inc.	456,617	2,009
	iGATE Corp.	298,126	1,974
*	Rudolph Technologies, Inc.	356,162	1,966

25

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	ExlService Holdings, Inc.	175,226	1,964
*	Airvana, Inc.	306,063	1,950
*	Internet Brands Inc.	273,441	1,914
*	Interactive Intelligence Inc.	155,824	1,910
*	DSP Group Inc.	279,723	1,891
*	Monotype Imaging Holdings Inc.	273,651	1,864
*	Silicon Storage Technology, Inc.	989,949	1,851
*	DivX, Inc.	333,430	1,831
*	Cogo Group, Inc.	302,624	1,807
	Bel Fuse, Inc. Class B	111,617	1,790
*	PROS Holdings, Inc.	219,824	1,785
*	Integral Systems, Inc.	211,526	1,760
*	Double-Take Software Inc.	201,542	1,743
*	Ness Technologies Inc.	436,581	1,707
*	Silicon Graphics International Corp.	361,395	1,641
	OPNET Technologies, Inc.	164,370	1,506
*	OpenTV Corp.	1,069,688	1,412
*	Chordiant Software, Inc.	368,141	1,336
*	Trident Microsystems, Inc.	758,793	1,320
	Agilysys, Inc.	278,551	1,304
*	Isilon Systems Inc.	273,348	1,159
*,^	EMCORE Corp.	915,147	1,153
*	Smart Modular Technologies Inc.	482,472	1,095
*	Dice Holdings Inc.	224,639	1,045
	Renaissance Learning, Inc.	105,438	971
	Marchex, Inc.	281,605	949
*	China Information Security Technology, Inc.	318,865	912
*	Conexant Systems, Inc.	603,286	881
*	ICx Technologies, Inc.	146,280	878
*	Deltek, Inc.	191,971	833
*	CPI International, Inc.	89,018	774
*	Magma Design Automation, Inc.	518,844	757
*	Mattson Technology, Inc.	601,682	710
*	TechTarget	150,090	600
*	OpNext, Inc.	277,038	593
	Bel Fuse, Inc. Class A	12,832	180
			2,307,319
Materials (4.6%)
	AptarGroup Inc.	823,726	27,817
	Ashland, Inc.	854,015	23,955
	RPM International, Inc.	1,566,663	21,996
	Compass Minerals International, Inc.	396,041	21,747
	Packaging Corp. of America	1,254,240	20,319
	Royal Gold, Inc.	471,968	19,681
	Rock-Tenn Co.	443,374	16,919
	Temple-Inland Inc.	1,234,791	16,200
	Silgan Holdings, Inc.	324,225	15,897
*	Intrepid Potash, Inc.	547,940	15,386
	Schnitzer Steel Industries, Inc. Class A	265,351	14,026
	Sensient Technologies Corp.	590,204	13,321
	Greif Inc. Class A	294,072	13,004
	Eagle Materials, Inc.	505,273	12,753
	Olin Corp.	944,903	11,235

	Carpenter Technology Corp.	537,574	11,187
	H.B. Fuller Co.	593,068	11,132
*	W.R. Grace & Co.	881,141	10,900
*	OM Group, Inc.	372,172	10,800
	Cytec Industries, Inc.	574,814	10,703
	Huntsman Corp.	1,999,448	10,057
	Cabot Corp.	798,324	10,043
	NewMarket Corp.	148,208	9,979
	Worthington Industries, Inc.	770,265	9,852
^	Texas Industries, Inc.	286,579	8,987
*	Calgon Carbon Corp.	625,735	8,691

26

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Coeur d'Alene Mines Corp.	671,834	8,264
	Minerals Technologies, Inc.	227,713	8,202
*	Solutia Inc.	1,392,725	8,022
*	Rockwood Holdings, Inc.	541,488	7,927
	Arch Chemicals, Inc.	304,136	7,479
*,^	Hecla Mining Co.	2,644,214	7,086
	Kaiser Aluminum Corp.	183,589	6,593
	Koppers Holdings, Inc.	248,967	6,565
	AMCOL International Corp.	278,499	6,010
	Balchem Corp.	221,286	5,426
	Schweitzer-Mauduit International, Inc.	187,575	5,104
*	RTI International Metals, Inc.	281,016	4,966
	Glatfelter	551,819	4,911
	Westlake Chemical Corp.	240,122	4,896
	Deltic Timber Corp.	129,203	4,583
*	Allied Nevada Gold Corp.	557,493	4,493
	A. Schulman Inc.	285,453	4,313
*	Louisiana-Pacific Corp.	1,257,765	4,302
	Stepan Co.	93,944	4,149
*	Brush Engineered Materials Inc.	246,983	4,137
	Wausau Paper Corp.	563,388	3,786
	Innophos Holdings Inc.	217,204	3,669
*	Century Aluminum Co.	584,429	3,641
*	Clearwater Paper Corp.	137,316	3,473
*,^	Zoltek Cos., Inc.	357,144	3,471
	Spartech Corp.	376,139	3,457
*	Haynes International, Inc.	145,736	3,454
*	Stillwater Mining Co.	569,572	3,252
*	Horsehead Holding Corp.	428,328	3,191
*	LSB Industries, Inc.	194,671	3,148
	Innospec, Inc.	287,677	3,093
	Zep, Inc.	256,297	3,088
	Myers Industries, Inc.	363,864	3,027
*	PolyOne Corp.	1,068,409	2,895
*	GenTek, Inc.	125,621	2,805
	American Vanguard Corp.	246,201	2,782
	Olympic Steel, Inc.	112,334	2,749
	A.M. Castle & Co.	207,613	2,508
^	Hawkins, Inc.	106,290	2,400
*	BWAY Holding Co.	132,929	2,330
*	Buckeye Technology, Inc.	471,762	2,118
*	Landec Corp.	302,225	2,052
*	Graphic Packaging Holding Co.	1,047,267	1,917
*	Headwaters Inc.	512,561	1,722
*,^	General Moly, Inc.	747,712	1,660
	Neenah Paper Inc.	177,257	1,562
*	United States Lime & Mineral	35,033	1,486
	Ferro Corp.	528,648	1,454
			570,205
Telecommunication Services (1.0%)
*	tw telecom inc.	1,818,602	18,677
*	Syniverse Holdings Inc.	796,219	12,763
*	Centennial Communications Corp. Class A	1,062,887	8,886
*	Neutral Tandem, Inc.	276,593	8,165

*	Cincinnati Bell Inc.	2,775,466	7,882
*	Premiere Global Services, Inc.	703,634	7,627
	NTELOS Holdings Corp.	385,786	7,106
	Shenandoah Telecommunications Co.	273,635	5,552
	Iowa Telecommunications Services Inc.	389,530	4,873
	Atlantic Tele-Network, Inc.	120,726	4,743
*	Cogent Communications Group, Inc.	513,128	4,182
*	PAETEC Holding Corp.	1,544,613	4,170
*	Cbeyond Inc.	276,742	3,971
	Alaska Communications Systems Holdings, Inc.	533,639	3,906

27

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	USA Mobility, Inc.	282,730	3,608
	Consolidated Communications Holdings, Inc.	287,387	3,365
*	Global Crossing Ltd.	344,505	3,163
*	iPCS, Inc.	188,818	2,825
*	General Communication, Inc.	395,602	2,742
*	SureWest Communications	160,941	1,685
*	TerreStar Corp.	665,930	1,019
*,^	ICO Global Communications (Holdings) Ltd.	1,481,507	919
	FairPoint Communications, Inc.	1,074,945	645
*,^	Fibertower Corp.	1,075,290	538
*,^	Vonage Holdings Corp.	848,712	323
			123,335
Utilities (4.1%)
	AGL Resources Inc.	937,347	29,808
	Atmos Energy Corp.	1,117,495	27,982
	ITC Holdings Corp.	606,365	27,505
	Great Plains Energy, Inc.	1,628,684	25,326
	Westar Energy, Inc.	1,323,117	24,835
	Vectren Corp.	938,699	21,994
	Piedmont Natural Gas, Inc.	895,023	21,579
	Hawaiian Electric Industries Inc.	1,103,858	21,039
	WGL Holdings Inc.	611,398	19,577
	New Jersey Resources Corp.	516,058	19,115
	Nicor Inc.	551,108	19,079
	Portland General Electric Co.	896,810	17,470
	Cleco Corp.	734,894	16,476
	IDACORP, Inc.	571,842	14,948
	Northwest Natural Gas Co.	322,932	14,312
	South Jersey Industries, Inc.	362,808	12,658
	Southwest Gas Corp.	536,075	11,906
	Avista Corp.	664,435	11,834
	UniSource Energy Corp.	433,090	11,494
	PNM Resources Inc.	1,055,605	11,305
	Black Hills Corp.	468,927	10,781
	Ormat Technologies Inc.	248,926	10,034
	NorthWestern Corp.	438,432	9,979
	ALLETE, Inc.	337,928	9,715
	MGE Energy, Inc.	279,582	9,380
	CH Energy Group, Inc.	192,324	8,981
	California Water Service Group	239,999	8,841
	The Laclede Group, Inc.	256,404	8,495
	American States Water Co.	223,444	7,740
*	El Paso Electric Co.	547,107	7,638
	UIL Holdings Corp.	339,939	7,632
	Empire District Electric Co.	415,023	6,856
	SJW Corp.	169,119	3,839
	Chesapeake Utilities Corp.	82,661	2,689
	Consolidated Water Co., Ltd.	168,878	2,677
	Central Vermont Public Service Corp.	140,254	2,539
	Middlesex Water Co.	162,503	2,348
	Connecticut Water Services, Inc.	89,979	1,952
			502,358
Total Common Stocks (Cost $15,060,275)			12,188,736

28

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2009

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.9%)[1]
Money Market Fund (2.8%)
2,3	Vanguard Market Liquidity Fund	0.395%		352,461,951	352,462

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Federal National Mortgage Assn.	0.371%	8/3/09	5,000	4,999
4,5	Federal National Mortgage Assn.	0.290%	10/29/09	2,000	1,999
4,5	Federal National Mortgage Assn.	0.315%	11/25/09	2,500	2,497
					9,495
Total Temporary Cash Investments (Cost $361,955)					361,957
Total Investments (102.3%) (Cost $15,422,230)					12,550,693
Other Assets and Liabilities—Net (-2.3%)					(287,885)
Net Assets (100%)					12,262,808

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $215,326,000.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.3%, respectively, of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Includes $246,220,000 of collateral received for securities on loan.

4  The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

5 Securities with a value of $9,495,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

29

Vanguard® Small-Cap Growth Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (15.6%)
*	Aeropostale, Inc.	515,731	17,674
*	Big Lots Inc.	633,748	13,328
*	Chico's FAS, Inc.	1,368,246	13,313
*,^	Sirius XM Radio Inc.	29,204,338	12,558
	Gentex Corp.	1,062,180	12,321
*	WMS Industries, Inc.	380,655	11,994
*	Bally Technologies Inc.	400,232	11,975
*	The Warnaco Group, Inc.	359,857	11,659
	Phillips-Van Heusen Corp.	397,278	11,398
*	Dick's Sporting Goods, Inc.	661,582	11,379
	John Wiley & Sons Class A	340,467	11,321
*	Panera Bread Co.	225,861	11,261
*	Career Education Corp.	450,247	11,207
*	Hanesbrands Inc.	722,207	10,840
*	Carter's, Inc.	434,892	10,703
*	Corinthian Colleges, Inc.	632,143	10,702
*	J. Crew Group, Inc.	385,826	10,425
	Aaron Rents, Inc.	348,915	10,405
*	Tractor Supply Co.	250,064	10,333
*	Brink's Home Security Holdings, Inc.	353,256	10,001
*	Jack in the Box Inc.	438,959	9,855
*	Liberty Media Corp.-Capital Series A	707,054	9,588
*	Fossil, Inc.	359,924	8,667
*	Scientific Games Corp.	537,586	8,478
*	Iconix Brand Group Inc.	538,305	8,279
*	The Gymboree Corp.	224,113	7,952
	Polaris Industries, Inc.	238,219	7,652
*	The Cheesecake Factory Inc.	437,832	7,574
	Matthews International Corp.	238,112	7,410
*	Deckers Outdoor Corp.	100,881	7,089
*	Capella Education Co.	109,361	6,556
*	Office Depot, Inc.	1,378,750	6,287
	Pool Corp.	370,031	6,128
*	Morningstar, Inc.	144,452	5,956
*	Coinstar, Inc.	218,031	5,821
*,^	Under Armour, Inc.	255,800	5,725
*	P.F. Chang's China Bistro, Inc.	175,944	5,641
*,^	Life Time Fitness, Inc.	275,878	5,520
*	American Public Education, Inc.	131,732	5,218
*	CEC Entertainment Inc.	175,503	5,174
*	The Children's Place Retail Stores, Inc.	192,725	5,094
*	Lions Gate Entertainment Corp.	894,024	5,007
*	Jos. A. Bank Clothiers, Inc.	140,906	4,856
*	TRW Automotive Holdings Corp.	429,512	4,853
*,^	Blue Nile Inc.	111,851	4,808
	National CineMedia Inc.	324,674	4,468
	Choice Hotels International, Inc.	167,758	4,464
*	Sonic Corp.	444,039	4,454
*	Texas Roadhouse, Inc.	400,352	4,368

*	Buffalo Wild Wings Inc.	131,189	4,266
*	Papa John's International, Inc.	171,891	4,261
*	CTC Media, Inc.	352,299	4,164
*	Sally Beauty Co. Inc.	632,219	4,021
*	True Religion Apparel, Inc.	179,330	3,999
*	Hibbett Sports Inc.	220,190	3,963
*,^	Lululemon Athletica, Inc.	296,707	3,866
*	Tenneco Automotive, Inc.	360,975	3,826
	Monro Muffler Brake, Inc.	141,975	3,650
*	Steiner Leisure Ltd.	113,956	3,479
	Arbitron Inc.	203,688	3,237
*	Steven Madden, Ltd.	124,136	3,159

30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	CKE Restaurants Inc.	358,489	3,040
	NutriSystem, Inc.	205,650	2,982
*	K12 Inc.	133,651	2,880
*	Citi Trends Inc.	110,983	2,872
*	Saks Inc.	641,511	2,842
*	Interval Leisure Group, Inc.	303,726	2,831
	National Presto Industries, Inc.	37,051	2,820
*	Coldwater Creek Inc.	457,567	2,773
*	Shuffle Master, Inc.	414,134	2,737
	Spartan Motors, Inc.	239,656	2,715
*	PetMed Express, Inc.	180,137	2,707
*	Vail Resorts Inc.	99,265	2,662
*	Peet's Coffee & Tea Inc.	101,771	2,565
*	Pre-Paid Legal Services, Inc.	58,369	2,544
*	Live Nation, Inc.	520,220	2,528
*	Hot Topic, Inc.	338,202	2,472
*	Universal Technical Institute Inc.	164,678	2,459
	KB Home	178,575	2,443
*	BJ's Restaurants Inc.	144,403	2,436
*	CKX, Inc.	338,551	2,400
*	California Pizza Kitchen, Inc.	176,820	2,350
	DineEquity, Inc.	74,323	2,318
*	Red Robin Gourmet Burgers, Inc.	119,550	2,242
*	Ulta Salon, Cosmetics & Fragrance, Inc.	200,366	2,228
*	Dolan Media Co.	173,481	2,219
*	Crocs, Inc.	644,832	2,192
*	The Wet Seal, Inc. Class A	706,858	2,170
*	Universal Electronics, Inc.	107,563	2,170
*	Charlotte Russe Holding Inc.	161,667	2,082
*	Smith & Wesson Holding Corp.	366,149	2,080
	New York Times Co. Class A	367,393	2,024
*	Knology, Inc.	233,775	2,017
*,^	Fuel Systems Solutions, Inc.	97,265	1,964
	Ryland Group, Inc.	115,882	1,942
*	iRobot Corp.	144,253	1,872
*	The Dress Barn, Inc.	129,715	1,855
	OfficeMax, Inc.	294,478	1,849
	Sturm, Ruger & Co., Inc.	146,627	1,824
	Ambassadors Group, Inc.	132,192	1,820
*	Isle of Capri Casinos, Inc.	135,176	1,801
*	99 Cents Only Stores	132,368	1,798
	Thor Industries, Inc.	97,024	1,782
*	hhgregg, Inc.	112,639	1,708
*	Lincoln Educational Services	81,425	1,704
*	Maidenform Brands, Inc.	147,642	1,693
*	RCN Corp.	283,323	1,691
*	Volcom, Inc.	131,793	1,647
*	Lumber Liquidators, Inc.	103,457	1,630
*	Denny's Corp.	738,815	1,588
*	Mediacom Communications Corp.	304,732	1,557
*	Pinnacle Entertainment, Inc.	161,720	1,502
*	Meritage Corp.	78,812	1,486

	Brunswick Corp.	340,286	1,470
*	Overstock.com, Inc.	122,703	1,468
*	AFC Enterprises, Inc.	194,474	1,313
*	Zumiez Inc.	158,975	1,273
*	FGX International Holdings Ltd.	110,549	1,258
*	AnnTaylor Stores Corp.	153,665	1,226
*	Charming Shoppes, Inc.	307,713	1,145
*	Grand Canyon Education Inc.	67,182	1,127
*	Pacific Sunwear of California, Inc.	327,942	1,105
*	Shutterfly, Inc.	72,605	1,013
	Cinemark Holdings Inc.	87,480	990
*	Stamps.com Inc.	111,182	943

31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*,^	Raser Technologies, Inc.	320,456	897
*	American Apparel, Inc.	244,401	890
*	Skechers U.S.A., Inc.	89,376	873
	ArvinMeritor, Inc.	189,042	830
*	Steak n Shake Co.	93,913	821
	American Axle & Manufacturing Holdings, Inc.	230,115	792
*	Morgans Hotel Group	203,261	778
*	Gaiam, Inc.	128,431	703
*	Pier 1 Imports Inc.	343,981	685
*	Core-Mark Holding Co., Inc.	26,007	678
*	Systemax Inc.	56,232	670
	Talbots Inc.	123,861	669
*	Drew Industries, Inc.	54,903	668
*	Krispy Kreme Doughnuts, Inc.	220,763	662
*	Dorman Products, Inc.	47,632	659
	M/I Homes, Inc.	67,185	658
*	Tween Brands, Inc.	95,897	641
*	New York & Co., Inc.	207,234	640
*	Martha Stewart Living Omnimedia, Inc.	206,959	633
*	Hovnanian Enterprises Inc. Class A	265,992	628
	K-Swiss, Inc.	72,294	615
*	Town Sports International Holdings, Inc.	132,867	498
*	Dana Holding Corp.	384,777	493
*	Retail Ventures, Inc.	224,839	490
	Fisher Communications, Inc.	35,103	449
	Modine Manufacturing Co.	83,023	399
*	1-800-FLOWERS.COM, Inc.	204,036	392
*	DSW Inc. Class A	39,149	386
*	Monarch Casino & Resort, Inc.	47,789	349
*	Outdoor Channel Holdings Inc.	52,802	312
*	Crown Media Holdings, Inc.	113,720	190
	Marine Products Corp.	29,121	109
*	Krispy Kreme Doughnuts, Inc. Warrants Exp. 3/2/12	2,546	—
			611,631
Consumer Staples (3.3%)
*,^	Green Mountain Coffee Roasters, Inc.	228,940	13,535
*	NBTY, Inc.	427,866	12,032
	Casey's General Stores, Inc.	392,326	10,079
	Herbalife Ltd.	308,587	9,733
*	BJ's Wholesale Club, Inc.	295,008	9,508
*	Chattem, Inc.	135,225	9,209
*	United Natural Foods, Inc.	314,556	8,257
*	American Italian Pasta Co.	157,745	4,597
*	Bare Escentuals, Inc.	495,201	4,392
*	Darling International, Inc.	631,765	4,170
	Diamond Foods, Inc.	126,387	3,526
*	Rite Aid Corp.	2,320,817	3,504
*	Winn-Dixie Stores, Inc.	272,629	3,419
*	Smart Balance Inc.	459,245	3,127
*,^	American Dairy, Inc.	66,210	2,626
	Tootsie Roll Industries, Inc.	110,706	2,512
*	Alliance One International, Inc.	652,450	2,479
*	TreeHouse Foods Inc.	85,312	2,454

*	Boston Beer Co., Inc. Class A	73,932	2,188
	Spartan Stores, Inc.	171,442	2,128
*	American Oriental Bioengineering, Inc.	314,080	1,661
	Calavo Growers, Inc.	83,167	1,649
	Lance, Inc.	67,994	1,573
*	USANA Health Sciences, Inc.	47,736	1,419
	Coca-Cola Bottling Co.	21,643	1,193
*	The Great Atlantic & Pacific Tea Co., Inc.	267,226	1,136
	Arden Group Inc. Class A	8,490	1,062
	PriceSmart, Inc.	56,840	952
	Cal-Maine Foods, Inc.	34,614	864

32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Revlon, Inc.	130,125	708
*	National Beverage Corp.	43,794	466
*,^	Star Scientific, Inc.	495,908	441
*	Susser Holdings Corp.	22,657	254
			126,853
Energy (5.5%)
	Core Laboratories N.V.	168,150	14,654
*	Concho Resources, Inc.	490,301	14,067
*	Atwood Oceanics, Inc.	445,897	11,107
	St. Mary Land & Exploration Co.	480,846	10,035
*	Arena Resources, Inc.	294,414	9,377
*	Dril-Quip, Inc.	240,923	9,179
*	Bill Barrett Corp.	313,501	8,609
*	Comstock Resources, Inc.	232,981	7,700
*	Superior Energy Services, Inc.	388,907	6,716
	Foundation Coal Holdings, Inc.	223,519	6,283
*	NATCO Group Inc.	156,220	5,143
	Atlas America, Inc.	287,778	5,143
*	Whiting Petroleum Corp.	137,179	4,823
*	Cal Dive International, Inc.	536,324	4,629
	World Fuel Services Corp.	107,650	4,438
*	Contango Oil & Gas Co.	100,751	4,281
*,^	Patriot Coal Corp.	660,535	4,214
*	SEACOR Holdings Inc.	51,414	3,868
	Holly Corp.	211,896	3,810
*	Willbros Group, Inc.	302,118	3,780
*	Carrizo Oil & Gas, Inc.	213,647	3,664
	CARBO Ceramics Inc.	104,325	3,568
*	McMoRan Exploration Co.	590,295	3,518
*	Unit Corp.	121,392	3,347
*	Oil States International, Inc.	133,790	3,239
*	Gulfmark Offshore, Inc.	101,759	2,809
*	Key Energy Services, Inc.	467,764	2,694
*,^	BPZ Energy, Inc.	538,731	2,634
*	Matrix Service Co.	201,785	2,317
*	TETRA Technologies, Inc.	289,613	2,305
*	Global Industries Ltd.	389,289	2,203
*,^	Clean Energy Fuels Corp.	248,222	2,137
*	Brigham Exploration Co.	607,264	2,119
*	ATP Oil & Gas Corp.	292,699	2,037
*	Tesco Corp.	245,281	1,948
	RPC Inc.	227,221	1,897
*	Pioneer Drilling Co.	385,924	1,849
*	GMX Resources Inc.	165,374	1,760
*	Rosetta Resources, Inc.	199,764	1,748
	Lufkin Industries, Inc.	40,002	1,682
*	Goodrich Petroleum Corp.	65,913	1,621
*	Gulfport Energy Corp.	212,876	1,458
*	Veneco Inc.	179,082	1,374
*	Hornbeck Offshore Services, Inc.	62,639	1,340
*	Delta Petroleum Corp.	636,850	1,229
*	Dawson Geophysical Co.	38,995	1,164
*	Clayton Williams Energy, Inc.	60,642	1,144

*	Northern Oil and Gas, Inc.	170,718	1,088
*	Cheniere Energy, Inc.	369,745	1,087
*	Endeavor International Corp.	785,089	1,068
*	Warren Resources Inc.	428,624	1,050
*	Rex Energy Corp.	182,665	1,041
*	Western Refining, Inc.	143,310	1,012
*	International Coal Group, Inc.	350,450	1,002
*	OYO Geospace Corp.	36,641	940
	W&T Offshore, Inc.	92,237	898
	Alon USA Energy, Inc.	71,833	743
*	Superior Well Services, Inc.	117,746	701

33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Vaalco Energy, Inc.	156,993	664
*	Approach Resources Inc.	95,481	659
*	T-3 Energy Services, Inc.	48,198	574
	Delek US Holdings, Inc.	67,306	571
*	SulphCo, Inc.	256,540	236
			213,995
Financials (7.2%)
*	MSCI, Inc.-Class A Shares	769,913	18,817
*	Knight Capital Group, Inc. Class A	656,683	11,196
	Taubman Co. REIT	409,376	10,996
*,^	E*TRADE Financial Corp.	7,990,646	10,228
*	AmeriCredit Corp.	660,493	8,950
*	Stifel Financial Corp.	178,176	8,568
*	Signature Bank	306,931	8,324
	Equity Lifestyle Properties, Inc. REIT	203,288	7,558
	PrivateBancorp, Inc.	314,663	6,998
	Tower Group, Inc.	282,011	6,988
*	SVB Financial Group	254,111	6,917
*	Investment Technology Group, Inc.	333,634	6,803
	R.L.I. Corp.	141,059	6,319
	optionsXpress Holdings Inc.	347,085	5,390
	Cash America International Inc.	224,034	5,240
*	Navigators Group, Inc.	110,614	4,915
	Fannie Mae	8,396,938	4,870
*	Interactive Brokers Group, Inc.	313,502	4,869
*,^	Portfolio Recovery Associates, Inc.	118,921	4,606
*	KBW Inc.	157,658	4,534
	First Citizens BancShares Class A	33,848	4,524
	UMB Financial Corp.	118,752	4,514
*	PICO Holdings, Inc.	152,111	4,366
	Alexander's, Inc. REIT	15,730	4,241
*	Riskmetrics Group Inc.	237,136	4,188
*	Texas Capital Bancshares, Inc.	256,730	3,972
	Tanger Factory Outlet Centers, Inc. REIT	122,297	3,966
	Forest City Enterprise Class A	568,026	3,749
*	Investors Bancorp, Inc.	401,343	3,676
	Jones Lang LaSalle Inc.	111,582	3,652
	Glacier Bancorp, Inc.	236,759	3,497
*	First Cash Financial Services, Inc.	180,601	3,164
*	Pinnacle Financial Partners, Inc.	232,999	3,103
*,^	Freddie Mac	4,973,930	3,084
*	EZCORP, Inc.	280,691	3,026
	NewAlliance Bancshares, Inc.	260,350	2,994
	Hancock Holding Co.	91,910	2,986
*	eHealth, Inc.	164,609	2,907
*	Greenlight Capital Re. Ltd.	160,948	2,786
	Duff & Phelps Corp.	150,173	2,670
*	Tejon Ranch Co.	98,408	2,607
*	Dollar Financial Corp.	185,830	2,563
*	Beneficial Mutual Bancorp, Inc.	254,016	2,438
	First Financial Bankshares, Inc.	44,979	2,265
*	World Acceptance Corp.	112,274	2,235

	Ambac Financial Group, Inc.	2,213,681	2,037
	Home Bancshares Inc.	106,946	2,036
	PS Business Parks, Inc. REIT	41,476	2,009
*	Citizens, Inc.	316,222	1,923
	Suffolk Bancorp	73,733	1,890
	Westwood Holdings Group, Inc.	44,480	1,860
*,^	Credit Acceptance Corp.	82,577	1,804
	Park National Corp.	30,082	1,699
	Ashford Hospitality Trust REIT	601,436	1,690
	DuPont Fabros Technology Inc. REIT	178,089	1,678
	Danvers Bancorp, Inc.	124,019	1,668
	Cardinal Financial Corp.	206,610	1,618

34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	MGIC Investment Corp.	337,941	1,487
*	Hilltop Holdings Inc.	121,531	1,443
	ViewPoint Financial Group	86,257	1,314
	Gamco Investors Inc. Class A	25,705	1,247
	Cohen & Steers, Inc.	83,101	1,242
*	Oritani Financial Corp.	87,002	1,193
	First Financial Corp. (IN)	37,765	1,193
	Amtrust Financial Services Inc.	103,719	1,182
	Bank of the Ozarks, Inc.	52,057	1,126
*	MarketAxess Holdings, Inc.	113,520	1,082
	Saul Centers, Inc. REIT	36,121	1,068
*	FBR Capital Markets Corp.	220,067	1,034
	Evercore Partners Inc.	50,498	992
	Life Partners Holdings	57,116	810
*	TradeStation Group, Inc.	92,808	785
	S.Y. Bancorp, Inc.	30,930	748
	Great Southern Bancorp, Inc.	33,510	689
*	Meridian Interstate Bancorp, Inc.	79,823	595
	Radian Group, Inc.	218,448	594
*	Asset Acceptance Capital Corp.	76,534	588
	Sterling Financial Corp.	200,441	583
	Consolidated-Tomoka Land Co.	14,709	516
*	Crawford & Co. Class B	104,101	500
*	FCStone Group, Inc.	102,593	405
	Roma Financial Corp.	29,536	376
	Universal Insurance Holdings, Inc.	68,273	343
*,^	CompuCredit Corp.	128,445	295
	Rockville Financial, Inc.	23,222	254
*	Cardtronics Inc.	60,251	229
*	Crawford & Co.	55,526	203
	Hanmi Financial Corp.	97,855	171
*	NewStar Financial, Inc.	77,573	148
*	Teton Advisors Inc. Class B	264	1
			282,607
Health Care (19.4%)
*	VCA Antech, Inc.	653,202	17,440
*,^	Valeant Pharmaceuticals International	597,507	15,368
*	United Therapeutics Corp.	183,670	15,305
*	Sepracor Inc.	840,215	14,553
*	OSI Pharmaceuticals, Inc.	444,964	12,561
*	Nuvasive, Inc.	280,237	12,499
*	Onyx Pharmaceuticals, Inc.	437,761	12,371
*	BioMarin Pharmaceutical Inc.	770,768	12,032
*	Isis Pharmaceuticals, Inc.	715,561	11,807
	STERIS Corp.	451,024	11,763
*	Thoratec Corp.	435,386	11,660
*	Haemonetics Corp.	196,288	11,188
*	Bio-Rad Laboratories, Inc. Class A	145,376	10,973
*	Dendreon Corp.	430,475	10,697
*	Tenet Healthcare Corp.	3,684,360	10,390
*	Auxilium Pharmaceuticals, Inc.	327,628	10,281
*	HealthSouth Corp.	679,288	9,809
*	HLTH Corp.	747,108	9,787

*	Masimo Corp.	374,055	9,018
*	American Medical Systems Holdings, Inc.	565,685	8,938
*	Varian, Inc.	223,800	8,824
	West Pharmaceutical Services, Inc.	252,731	8,808
*	PSS World Medical, Inc.	467,236	8,649
*	Regeneron Pharmaceuticals, Inc.	479,918	8,600
*	Dionex Corp.	136,897	8,355
*	Medarex, Inc.	990,475	8,270
*	Acorda Therapeutics Inc.	291,148	8,207
*	Cubist Pharmaceuticals, Inc.	443,289	8,125
^	Quality Systems, Inc.	142,409	8,112

35

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	Allscripts Healthcare Solutions, Inc.	507,476	8,049
*	HMS Holdings Corp.	196,976	8,021
*	Alkermes, Inc.	729,394	7,892
*	Eclipsys Corp.	433,376	7,705
*	Immucor Inc.	542,974	7,471
	Medicis Pharmaceutical Corp.	437,760	7,144
*	Catalyst Health Solutions, Inc.	285,622	7,123
	Meridian Bioscience Inc.	311,789	7,040
*	Amedisys Inc.	210,366	6,946
	Chemed Corp.	172,678	6,817
*	Magellan Health Services, Inc.	202,980	6,662
*	PAREXEL International Corp.	444,676	6,394
*	AthenaHealth Inc.	167,469	6,198
*	Psychiatric Solutions, Inc.	266,661	6,064
*	Alnylam Pharmaceuticals Inc.	271,691	6,051
*	Cougar Biotechnology Inc.	136,093	5,847
*	Luminex Corp.	304,127	5,639
	Martek Biosciences Corp.	255,940	5,413
*	Theravance, Inc.	368,407	5,393
*	ev3 Inc.	490,080	5,254
*	Seattle Genetics, Inc.	527,997	5,132
*	Phase Forward Inc.	331,069	5,002
*	Wright Medical Group, Inc.	293,349	4,770
*	Celera Corp.	621,166	4,739
	PDL BioPharma Inc.	599,584	4,737
*	Align Technology, Inc.	439,886	4,663
*	Volcano Corp.	331,455	4,634
*	Nektar Therapeutics	713,558	4,624
*	PharMerica Corp.	235,278	4,619
*	Halozyme Therapeutics Inc.	655,306	4,567
*	Xenoport Inc.	189,607	4,393
*	InterMune Inc.	281,056	4,272
*	Integra LifeSciences Holdings	160,034	4,243
*	Savient Pharmaceuticals Inc.	305,496	4,234
*	ICU Medical, Inc.	102,371	4,213
*	Cepheid, Inc.	446,913	4,210
*	Bruker BioSciences Corp.	443,211	4,104
*	MedAssets, Inc.	208,075	4,047
*	Par Pharmaceutical Cos. Inc.	266,325	4,035
*	Exelixis, Inc.	815,090	3,969
*	Conceptus, Inc.	234,351	3,961
*	WellCare Health Plans Inc.	211,968	3,919
*	Salix Pharmaceuticals, Ltd.	371,028	3,662
*,^	MannKind Corp.	433,050	3,599
*	Cyberonics, Inc.	211,019	3,509
*	Healthways, Inc.	259,774	3,494
*	Abaxis, Inc.	169,071	3,473
*	The Medicines Co.	403,589	3,386
*	Merit Medical Systems, Inc.	205,727	3,353
*,^	Geron Corp.	433,624	3,326
*	Quidel Corp.	226,125	3,292
*	Hanger Orthopedic Group, Inc.	237,739	3,231
*	Affymetrix, Inc.	541,915	3,214

*	Zoll Medical Corp.	162,784	3,148
*	Medivation Inc.	140,283	3,144
*	Neogen Corp.	107,979	3,129
*	MWI Veterinary Supply Inc.	88,859	3,098
*	Vivus, Inc.	508,640	3,093
*	Human Genome Sciences, Inc.	1,047,766	2,997
*	Orthofix International N.V.	118,885	2,973
*	Sirona Dental Systems Inc.	148,161	2,962
*	Bio-Reference Laboratories, Inc.	90,460	2,859
*	IPC The Hospitalist Co.	105,410	2,813
*	LHC Group Inc.	126,590	2,812

36

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Cypress Bioscience, Inc.	292,388	2,754
*	Noven Pharmaceuticals, Inc.	192,209	2,749
*	Enzon Pharmaceuticals, Inc.	347,618	2,736
*	Orthovita, Inc.	527,422	2,716
*	SonoSite, Inc.	131,626	2,640
*	Allos Therapeutics Inc.	312,934	2,594
*	SurModics, Inc.	114,386	2,589
*	Symmetry Medical Inc.	276,630	2,578
*	AMAG Pharmaceuticals, Inc.	46,030	2,516
*	Natus Medical Inc.	215,970	2,492
*	Genoptix, Inc.	77,692	2,485
*	Omnicell, Inc.	229,877	2,471
*	Air Methods Corp.	84,330	2,307
*	Accuray Inc.	343,562	2,292
*	Questcor Pharmaceuticals, Inc.	458,302	2,292
*	Gentiva Health Services, Inc.	137,642	2,266
*	Ligand Pharmaceuticals Inc. Class B	783,666	2,241
*	Rigel Pharmaceuticals, Inc.	184,208	2,233
*	Incyte Corp.	675,073	2,221
*	Emeritus Corp.	166,094	2,194
*	ABIOMED, Inc.	240,785	2,124
*	eResearch Technology, Inc.	333,929	2,074
	Brookdale Senior Living Inc.	201,750	1,965
*	Palomar Medical Technologies, Inc.	132,723	1,946
	National Healthcare Corp.	50,253	1,907
*	Genomic Health, Inc.	109,548	1,898
*	Dexcom Inc.	300,443	1,860
*	Arena Pharmaceuticals, Inc.	371,498	1,854
*	Synovis Life Technologies, Inc.	88,765	1,844
*	Pharmasset, Inc.	162,563	1,829
*	Inspire Pharmaceuticals, Inc.	327,789	1,823
*	Momenta Pharmaceuticals, Inc.	149,525	1,799
*	ImmunoGen, Inc.	205,866	1,773
*	CardioNet, Inc.	107,994	1,762
*	Cantel Medical Corp.	107,661	1,747
*	Sequenom, Inc.	443,755	1,735
*	Facet Biotech Corp.	184,498	1,714
*	NPS Pharmaceuticals Inc.	365,706	1,704
*	IRIS International, Inc.	142,784	1,685
*,^	Osiris Therapeutics, Inc.	122,511	1,645
	Atrion Corp.	12,159	1,630
	Landauer, Inc.	25,114	1,540
*	Somanetics Corp.	92,909	1,534
*	Affymax Inc.	82,624	1,523
*	Emergent BioSolutions Inc.	104,554	1,498
*	Pain Therapeutics, Inc.	276,114	1,483
*	Almost Family Inc.	56,577	1,477
*	CorVel Corp.	64,803	1,476
*	Maxygen Inc.	214,602	1,442
*	Alliance HealthCare Services Inc.	196,432	1,440
*	Pozen Inc.	183,931	1,413
*	DURECT Corp.	566,452	1,348
*	Zymogenetics, Inc.	290,519	1,336

*,^	Sangamo BioSciences, Inc.	268,667	1,327
*	ViroPharma Inc.	211,609	1,255
	Ensign Group Inc.	87,030	1,238
*	Vital Images, Inc.	107,607	1,221
*,^	SIGA Technologies, Inc.	144,256	1,218
*	Chindex International, Inc.	98,287	1,216
*	inVentiv Health, Inc.	89,452	1,210
*	Progenics Pharmaceuticals, Inc.	234,149	1,206
*	ATS Medical, Inc.	357,183	1,175
*,^	Micromet, Inc.	234,793	1,169
*,^	GTx, Inc.	126,475	1,167

37

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	CryoLife Inc.	205,249	1,137
*,^	Hansen Medical Inc.	227,483	1,124
*	Array BioPharma Inc.	352,599	1,107
*	Insulet Corp.	138,383	1,066
*	Kensey Nash Corp.	40,086	1,051
*	AMN Healthcare Services, Inc.	162,693	1,038
*	Sun Healthcare Group Inc.	116,752	985
*	ArQule, Inc.	158,340	972
*	Cadence Pharmaceuticals, Inc.	95,709	956
*,^	Stereotaxis Inc.	241,199	936
*	Albany Molecular Research, Inc.	110,564	928
*	Exactech, Inc.	63,496	921
*	Emergency Medical Services LP Class A	24,697	909
*,^	XOMA Ltd.	1,076,422	883
*	MAP Pharmaceuticals Inc.	70,720	864
*	Kendle International Inc.	70,565	864
*	Clarient, Inc.	222,470	828
*,^	MAKO Surgical Corp.	86,475	780
*	TomoTherapy, Inc.	270,673	744
*,^	Clinical Data, Inc.	62,593	690
*	Nabi Biopharmaceuticals	259,213	627
*	Neurocrine Biosciences, Inc.	193,535	625
*,^	Amicus Therapeutics, Inc.	52,656	603
*	OraSure Technologies, Inc.	229,126	566
*	Akorn, Inc.	449,566	539
*	Opko Health, Inc.	300,704	532
*	Lexicon Pharmaceuticals Inc.	411,508	510
*,^	Virtual Radiologic Corp.	54,759	494
*	K-V Pharmaceutical Co. Class A	143,856	462
*	Orexigen Therapeutics Inc.	85,096	437
*	Idenix Pharmaceuticals Inc.	112,728	415
*	Enzo Biochem, Inc.	90,974	403
*	Sucampo Pharmaceuticals Inc.	59,591	368
*	Life Sciences Research, Inc.	47,407	340
*	Caraco Pharmaceutical Laboratories, Ltd.	81,885	251
*	K-V Pharmaceutical Co. Class B	26,991	109
			759,827
Industrials (16.5%)
*	Waste Connections, Inc.	616,269	15,968
	IDEX Corp.	637,824	15,671
*	General Cable Corp.	399,617	15,018
	Landstar System, Inc.	398,913	14,325
*	Tetra Tech, Inc.	464,476	13,307
*	Kirby Corp.	391,566	12,448
	Watson Wyatt & Co. Holdings	328,725	12,337
*	Thomas & Betts Corp.	411,457	11,875
	CLARCOR Inc.	392,844	11,467
	Wabtec Corp.	355,545	11,438
*	TransDigm Group, Inc.	297,607	10,773
	Valmont Industries, Inc.	141,735	10,216
	Graco, Inc.	459,626	10,121
*	Gardner Denver Inc.	399,711	10,061
	Woodward Governor Co.	471,115	9,328

*	ESCO Technologies Inc.	202,042	9,051
	Nordson Corp.	233,293	9,019
*	Clean Harbors Inc.	164,884	8,902
	Acuity Brands, Inc.	312,006	8,752
*	Continental Airlines, Inc. Class B	953,403	8,447
	The Toro Co.	280,799	8,396
*	UTI Worldwide, Inc.	732,116	8,346
*,^	American Superconductor Corp.	317,368	8,331
	Knight Transportation, Inc.	486,534	8,052
*	Genesee & Wyoming Inc. Class A	291,042	7,716
*	Geo Group Inc.	394,545	7,331

38

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Old Dominion Freight Line, Inc.	215,871	7,247
*	Hexcel Corp.	744,902	7,099
*	BE Aerospace, Inc.	481,495	6,914
*	Orbital Sciences Corp.	453,872	6,885
	Heartland Express, Inc.	463,657	6,825
*	Huron Consulting Group Inc.	146,481	6,772
	Mine Safety Appliances Co.	262,371	6,323
	Actuant Corp.	511,553	6,241
	Rollins, Inc.	350,296	6,064
*	Hub Group, Inc.	286,826	5,920
	Applied Industrial Technology, Inc.	293,286	5,778
*	CoStar Group, Inc.	144,662	5,768
*	Resources Connection, Inc.	329,294	5,654
*	The Middleby Corp.	128,511	5,644
*	AirTran Holdings, Inc.	876,348	5,425
	Healthcare Services Group, Inc.	290,351	5,191
*	EMCOR Group, Inc.	253,297	5,096
*	Beacon Roofing Supply, Inc.	346,084	5,004
*,^	Energy Conversion Devices, Inc.	353,174	4,997
*	Sykes Enterprises, Inc.	270,664	4,896
*	Navigant Consulting, Inc.	378,210	4,886
	American Science & Engineering, Inc.	70,371	4,864
	Forward Air Corp.	223,402	4,763
*	Force Protection, Inc.	527,358	4,662
	Badger Meter, Inc.	108,516	4,449
	Cubic Corp.	123,796	4,431
*	Astec Industries, Inc.	147,042	4,366
*	Teledyne Technologies, Inc.	131,791	4,316
*	II-VI, Inc.	193,659	4,293
	Robbins & Myers, Inc.	215,112	4,141
	Administaff, Inc.	174,728	4,066
*	Mobile Mini, Inc.	272,596	3,999
*	Axsys Technologies, Inc.	74,075	3,973
	HEICO Corp.	105,211	3,815
*,^	Allegiant Travel Co.	94,260	3,736
*	GrafTech International Ltd.	321,469	3,636
*	Stanley Inc.	109,053	3,586
	The Brink's Co.	121,581	3,530
*	Aerovironment Inc.	114,026	3,519
*	Dycom Industries, Inc.	303,951	3,365
*	AZZ Inc.	97,379	3,351
*	GeoEye Inc.	141,262	3,328
*	DynCorp International Inc. Class A	198,042	3,325
*,^	Evergreen Solar, Inc.	1,480,762	3,213
	Raven Industries, Inc.	125,124	3,203
*	UAL Corp.	994,438	3,172
*	Orion Marine Group, Inc.	166,385	3,161
*	AAR Corp.	194,026	3,114
*	The Advisory Board Co.	119,644	3,075
	Comfort Systems USA, Inc.	298,221	3,057
	Mueller Industries Inc.	143,382	2,982
	Lindsay Manufacturing Co.	90,096	2,982
*	MYR Group, Inc.	144,564	2,923

*	Avis Budget Group, Inc.	509,605	2,879
*	TrueBlue, Inc.	334,143	2,807
*	USG Corp.	267,940	2,698
	John Bean Technologies Corp.	212,677	2,663
*	Marten Transport, Ltd.	126,429	2,625
*	Michael Baker Corp.	61,490	2,605
*	Exponent, Inc.	105,796	2,593
*	CBIZ Inc.	358,355	2,551
*	Powell Industries, Inc.	66,272	2,457
*	US Airways Group Inc.	998,178	2,426
	American Ecology Corp.	134,272	2,406

39

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Hawaiian Holdings, Inc.	397,699	2,394
*	L.B. Foster Co. Class A	79,130	2,379
*	EnerNOC Inc.	109,500	2,373
*	American Reprographics Co.	282,065	2,347
	Gorman-Rupp Co.	116,084	2,341
*	CRA International Inc.	83,896	2,329
	Heidrick & Struggles International, Inc.	126,250	2,304
	Simpson Manufacturing Co.	105,145	2,273
	Herman Miller, Inc.	144,569	2,218
*	ATC Technology Corp.	152,661	2,214
*	Esterline Technologies Corp.	79,979	2,165
*	Team, Inc.	137,669	2,157
*	Kforce Inc.	254,073	2,101
*	Polypore International Inc.	187,856	2,089
*	Taser International Inc.	452,558	2,064
*	FuelCell Energy, Inc.	478,110	1,999
	AAON, Inc.	99,286	1,978
*,^	Ener1, Inc.	349,127	1,906
*	ICF International, Inc.	68,923	1,902
	Dynamic Materials Corp.	97,882	1,887
*	Saia, Inc.	104,012	1,873
*	Korn/Ferry International	172,702	1,838
*	M&F Worldwide Corp.	89,603	1,792
	Triumph Group, Inc.	44,670	1,787
*	Energy Recovery Inc.	250,973	1,777
*	Cornell Cos., Inc.	108,223	1,754
^	Genco Shipping and Trading Ltd.	76,716	1,666
*	Cenveo Inc.	375,604	1,589
	Houston Wire & Cable Co.	129,408	1,541
*	K-Tron International, Inc	19,290	1,537
*	GT Solar International Inc.	275,707	1,467
	HEICO Corp. Class A	49,759	1,456
	Viad Corp.	78,733	1,356
*	RSC Holdings Inc.	198,605	1,335
*	Titan Machinery, Inc.	101,656	1,290
*	Amerco, Inc.	34,519	1,282
*,^	Fuel-Tech N.V.	129,645	1,258
	Applied Signal Technology, Inc.	47,730	1,218
*	Furmanite Corp.	267,982	1,195
*	Griffon Corp.	143,386	1,193
*	Waste Services, Inc.	229,897	1,191
*	Ceradyne, Inc.	66,171	1,169
*	Standard Parking Corp.	71,277	1,161
	Kaman Corp. Class A	68,913	1,151
*	American Commercial Lines Inc.	73,225	1,134
*	APAC Teleservices, Inc.	214,865	1,102
	Vicor Corp.	149,598	1,080
*	Innerworkings, Inc.	224,412	1,066
*	Sterling Construction Co., Inc.	62,308	951
*	United Rentals, Inc.	145,088	942
*	Patriot Transportation Holding, Inc.	12,876	939
*	Blount International, Inc.	108,716	936
*	Northwest Pipe Co.	24,748	860

*	Pike Electric Corp.	70,710	852
*,^	Valence Technology Inc.	471,136	843
*	Hill International Inc.	189,424	815
	Ampco-Pittsburgh Corp.	33,264	780
*	Power-One, Inc.	507,665	756
*	GenCorp, Inc.	359,099	686
*	Argan Inc.	46,526	657
*	Fushi Copperweld, Inc.	75,509	624
	Sun Hydraulics Corp.	33,755	546
*	3D Systems Corp.	73,467	530
	Preformed Line Products Co.	10,116	446

40

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*,^	Orion Energy Systems Inc.	112,055	420
*	YRC Worldwide, Inc.	228,541	395
*	Plug Power, Inc.	411,330	374
*,^	China Architectural Engineering Inc.	162,826	318
*	Builders FirstSource, Inc.	68,800	286
*	Odyssey Marine Exploration, Inc.	133,358	213
			645,278
Information Technology (27.4%)
*	Brocade Communications Systems, Inc.	2,986,409	23,354
*	F5 Networks, Inc.	612,692	21,193
*	ON Semiconductor Corp.	3,011,862	20,661
*	Macrovision Solutions Corp.	794,915	17,337
*	Itron, Inc.	305,159	16,805
*	CommScope, Inc.	630,675	16,562
*	MICROS Systems, Inc.	620,380	15,708
*	Sohu.com Inc.	235,390	14,790
*	Palm, Inc.	880,264	14,586
*	Varian Semiconductor Equipment Associates, Inc.	563,708	13,523
*	NeuStar, Inc. Class A	608,522	13,485
*	VistaPrint Ltd.	308,968	13,178
*	Polycom, Inc.	645,095	13,076
*	Solera Holdings, Inc.	509,370	12,938
	Jack Henry & Associates Inc.	617,605	12,815
*	Silicon Laboratories Inc.	328,122	12,449
*	Atmel Corp.	3,284,279	12,250
*	Informatica Corp.	672,782	11,565
*	Zebra Technologies Corp. Class A	469,758	11,114
*	Parametric Technology Corp.	892,010	10,428
*	Digital River, Inc.	285,881	10,383
	National Instruments Corp.	458,436	10,342
*,^	Synaptics Inc.	262,743	10,155
*	Perot Systems Corp.	691,523	9,910
*	Riverbed Technology, Inc.	426,974	9,902
*	Concur Technologies, Inc.	317,922	9,881
*	Cypress Semiconductor Corp.	1,064,980	9,798
*	TIBCO Software Inc.	1,350,341	9,682
*	Tessera Technologies, Inc.	374,146	9,462
	ADTRAN Inc.	432,433	9,284
*	Data Domain, Inc.	277,156	9,243
*	Atheros Communications, Inc.	469,567	9,034
*	PMC Sierra Inc.	1,115,321	8,878
*	Anixter International Inc.	231,628	8,707
*	Microsemi Corp.	625,834	8,637
*	TiVo Inc.	794,702	8,328
*	InterDigital, Inc.	333,555	8,152
*	Starent Networks Corp.	324,569	7,923
*	CyberSource Corp.	509,783	7,800
*	QLogic Corp.	608,174	7,712
*	j2 Global Communications, Inc.	339,205	7,652
*	Semtech Corp.	466,283	7,419
*	RF Micro Devices, Inc.	1,931,011	7,261
*	Gartner, Inc. Class A	470,984	7,187
*	ManTech International Corp.	166,128	7,150

*	Wright Express Corp.	280,404	7,142
*	Quest Software, Inc.	511,433	7,129
*	ValueClick, Inc.	669,567	7,044
*	Genpact, Ltd.	579,609	6,810
*	Euronet Worldwide, Inc.	349,351	6,774
*	Blackboard Inc.	229,994	6,638
*	Omniture, Inc.	528,038	6,632
*	FEI Co.	287,991	6,595
*	FormFactor Inc.	378,643	6,528
*	Plexus Corp.	303,836	6,216
*	Comtech Telecommunications Corp.	191,065	6,091

41

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Wind River Systems Inc.	529,592	6,069
	Syntel, Inc.	192,212	6,043
*	Infinera Corp.	655,001	5,980
*	TriQuint Semiconductor, Inc.	1,125,357	5,976
*	Rambus Inc.	382,591	5,926
*	Teradyne, Inc.	849,231	5,826
*	Arris Group Inc.	474,997	5,776
*	SRA International, Inc.	326,953	5,741
*	Verigy Ltd.	456,264	5,553
*	ViaSat, Inc.	215,344	5,521
*	International Rectifier Corp.	362,549	5,369
*	Hittite Microwave Corp.	152,850	5,312
*	Netlogic Microsystems Inc.	143,296	5,225
	Blackbaud, Inc.	333,986	5,193
*	Commvault Systems, Inc.	304,124	5,042
*	Rackspace Hosting, Inc.	360,747	5,000
*	ScanSource, Inc.	203,854	4,999
*	Blue Coat Systems, Inc.	301,356	4,984
*	DealerTrack Holdings Inc.	292,087	4,965
*	Monolithic Power Systems	220,816	4,949
*	Sapient Corp.	786,341	4,946
*,^	STEC Inc.	212,851	4,936
*	Intermec, Inc.	378,743	4,886
*	Cavium Networks, Inc.	286,365	4,814
*	Sycamore Networks, Inc.	1,533,674	4,800
*	Ciena Corp.	454,884	4,708
*	SPSS, Inc.	140,604	4,692
*	Compuware Corp.	666,190	4,570
*	TeleTech Holdings, Inc.	295,534	4,477
*	Rofin-Sinar Technologies Inc.	223,161	4,465
*,^	Advent Software, Inc.	135,091	4,430
*	VeriFone Holdings, Inc.	586,654	4,406
*	The Ultimate Software Group, Inc.	179,234	4,345
*	Amkor Technology, Inc.	918,268	4,343
*	Harmonic, Inc.	733,357	4,319
*	Unisys Corp.	2,795,951	4,222
*	Applied Micro Circuits Corp.	505,253	4,108
*	Tyler Technologies, Inc.	259,787	4,058
*	Websense, Inc.	225,153	4,017
*	Diodes Inc.	255,601	3,998
*	AsiaInfo Holdings, Inc.	231,809	3,989
*	Aruba Networks, Inc.	455,268	3,979
*	Coherent, Inc.	187,979	3,887
*	Tekelec	230,132	3,873
*	Art Technology Group, Inc.	1,000,269	3,801
*	ACI Worldwide, Inc.	269,509	3,762
*	Cogent Inc.	346,222	3,715
*	Taleo Corp. Class A	197,795	3,614
*	DTS Inc.	133,443	3,612
*	EPIQ Systems, Inc.	233,217	3,580
*	CSG Systems International, Inc.	267,989	3,548
*	MicroStrategy Inc.	70,424	3,537
*	JDS Uniphase Corp.	581,003	3,323

*	Cabot Microelectronics Corp.	117,407	3,321
*	Manhattan Associates, Inc.	181,893	3,314
*	SAVVIS, Inc.	288,887	3,311
	Pegasystems Inc.	125,140	3,301
*	Ariba, Inc.	335,324	3,300
*	Sigma Designs, Inc.	203,745	3,268
*	Progress Software Corp.	153,994	3,260
*	Constant Contact, Inc.	162,857	3,231
*	Cymer, Inc.	108,636	3,230
*	Forrester Research, Inc.	125,147	3,072
*	S1 Corp.	413,345	2,852

42

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	DG FastChannel Inc.	153,569	2,810
*	Global Cash Access, Inc.	352,267	2,804
*	Vocus, Inc.	139,520	2,757
*,^	Bankrate, Inc.	108,942	2,750
*	ShoreTel, Inc.	337,613	2,701
*	GSI Commerce, Inc.	183,874	2,620
*	3PAR, Inc.	211,102	2,618
*	OmniVision Technologies, Inc.	251,021	2,608
*	NETGEAR, Inc.	177,023	2,551
*	OSI Systems Inc.	120,105	2,504
*	Netezza Corp.	298,702	2,485
*	Universal Display Corp.	250,604	2,451
*	EMS Technologies, Inc.	117,200	2,449
*	ATMI, Inc.	157,318	2,443
*	Move, Inc.	1,122,484	2,425
*	Maxwell Technologies, Inc.	174,939	2,419
*	Vignette Corp.	182,383	2,398
*	SuccessFactors Inc.	259,848	2,385
*	MKS Instruments, Inc.	180,196	2,377
*	TNS Inc.	125,611	2,355
*	Fairchild Semiconductor International, Inc.	334,445	2,338
*	Volterra Semiconductor Corp.	174,491	2,293
*	SonicWALL, Inc.	413,538	2,266
*	RealNetworks, Inc.	729,763	2,182
*	Acme Packet, Inc.	213,322	2,159
*	Cirrus Logic, Inc.	478,470	2,153
*	ArcSight, Inc.	121,115	2,152
	NIC Inc.	316,051	2,140
*	Smith Micro Software, Inc.	217,412	2,135
*	Ultratech, Inc.	173,123	2,131
*	Supertex, Inc.	84,503	2,122
*	Novatel Wireless, Inc.	234,134	2,112
*	WebMD Health Corp. Class A	70,422	2,107
*	RightNow Technologies Inc.	176,194	2,079
*	Epicor Software Corp.	392,009	2,078
*	ADC Telecommunications, Inc.	259,746	2,068
	Daktronics, Inc.	266,767	2,054
*	NetScout Systems, Inc.	217,062	2,036
*	Switch and Data Inc.	173,407	2,034
*	Telecommunication Systems, Inc.	284,418	2,022
*	Internet Capital Group Inc.	294,328	1,981
*	ANADIGICS, Inc.	468,787	1,964
*	ComScore Inc.	146,019	1,945
*	Synchronoss Technologies, Inc.	154,995	1,902
*	IPG Photonics Corp.	173,258	1,901
*	FARO Technologies, Inc.	122,147	1,897
*	Kopin Corp.	516,403	1,895
*	Anaren, Inc.	106,178	1,877
*	Terremark Worldwide, Inc.	322,526	1,864
*	Kenexa Corp.	155,992	1,805
*	Oplink Communications, Inc.	157,685	1,798
	IXYS Corp.	177,414	1,795
*	Finisar Corp.	3,100,219	1,767

*	DemandTec, Inc.	193,429	1,702
*	Ebix, Inc.	54,308	1,701
*	Hughes Communications Inc.	74,420	1,699
*	VASCO Data Security International, Inc.	230,617	1,686
*	The Knot, Inc.	211,957	1,670
	Heartland Payment Systems, Inc.	174,514	1,670
*	Radiant Systems, Inc.	200,736	1,666
*	Multi-Fineline Electronix, Inc.	77,358	1,655
*	LoopNet, Inc.	211,826	1,642
*	Digi International, Inc.	167,832	1,636
*	Pericom Semiconductor Corp.	194,212	1,635

43

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Compellent Technologies, Inc.	106,725	1,628
*	Stratasys, Inc.	147,923	1,626
	Cass Information Systems, Inc.	49,420	1,618
*	NCI, Inc.	50,689	1,542
*	Comverge Inc.	126,913	1,536
*	Super Micro Computer Inc.	200,279	1,534
*	BigBand Networks Inc.	296,335	1,532
*	Symyx Technologies, Inc.	260,923	1,526
*	Zoran Corp.	138,362	1,508
*	Sourcefire Inc.	119,848	1,485
*	Brooks Automation, Inc.	318,950	1,429
*	Rubicon Technology, Inc.	98,314	1,404
*	FalconStor Software, Inc.	290,814	1,381
*,^	NetSuite Inc.	116,886	1,380
*	Echelon Corp.	152,197	1,291
*	Liquidity Services, Inc.	129,287	1,275
*	ExlService Holdings, Inc.	111,455	1,249
*	Airvana, Inc.	193,342	1,232
*	Internet Brands Inc.	173,941	1,218
*	Standard Microsystem Corp.	59,234	1,211
	MTS Systems Corp.	58,453	1,207
*	Interactive Intelligence Inc.	98,258	1,205
*	Sonus Networks, Inc.	737,620	1,188
*	Entegris Inc.	434,577	1,182
*	Ixia	174,952	1,179
*	DivX, Inc.	211,827	1,163
*	Advanced Energy Industries, Inc.	128,547	1,156
*	PROS Holdings, Inc.	138,858	1,128
*	Double-Take Software Inc.	127,486	1,103
*	Silicon Graphics International Corp.	229,120	1,040
*	Kulicke & Soffa Industries, Inc.	289,776	994
*	Rogers Corp.	48,428	980
	OPNET Technologies, Inc.	102,790	942
*	Advanced Analogic Technologies, Inc.	203,168	933
	Micrel, Inc.	122,924	900
*	OpenTV Corp.	673,221	889
*	Perficient, Inc.	124,467	870
*	Trident Microsystems, Inc.	482,509	840
*	Chordiant Software, Inc.	230,831	838
*	Limelight Networks Inc.	187,305	824
*	Powerwave Technologies, Inc.	508,278	818
*	Electro Scientific Industries, Inc.	72,985	816
*	Rudolph Technologies, Inc.	145,576	804
*	Actel Corp.	69,264	743
*	Cogo Group, Inc.	124,099	741
*	Isilon Systems Inc.	171,367	727
	Bel Fuse, Inc. Class B	44,456	713
*	Dice Holdings Inc.	143,703	668
*	InfoSpace, Inc.	93,277	618
*	Monotype Imaging Holdings Inc.	86,574	590
*	Lattice Semiconductor Corp.	311,141	585
*	China Information Security Technology, Inc.	200,397	573
*	Conexant Systems, Inc.	384,411	561
*	ICx Technologies, Inc.	91,166	547

*	Deltek, Inc.	121,330	527
*	CPI International, Inc.	57,120	496
*	EMCORE Corp.	373,473	471
*	Silicon Storage Technology, Inc.	216,251	404
*	TechTarget	94,941	380
*	OpNext, Inc.	173,523	371
	Renaissance Learning, Inc.	33,312	307
	Marchex, Inc.	62,234	210
	Bel Fuse, Inc. Class A	2,518	35
			1,072,162

44

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
Materials (2.9%)
	Royal Gold, Inc.	298,607	12,452
*	Intrepid Potash, Inc.	346,635	9,733
	Schnitzer Steel Industries, Inc. Class A	167,912	8,876
	Greif Inc. Class A	185,899	8,220
	Eagle Materials, Inc.	319,414	8,062
*	W.R. Grace & Co.	556,878	6,889
	NewMarket Corp.	93,888	6,321
	Texas Industries, Inc.	181,552	5,693
*	Calgon Carbon Corp.	396,383	5,506
	Silgan Holdings, Inc.	102,584	5,030
	AMCOL International Corp.	176,122	3,801
	Balchem Corp.	140,470	3,444
	Worthington Industries, Inc.	243,520	3,115
*	Allied Nevada Gold Corp.	354,631	2,858
	Stepan Co.	59,439	2,625
*,^	Zoltek Cos., Inc.	225,792	2,195
*	Horsehead Holding Corp.	272,181	2,028
*	LSB Industries, Inc.	123,359	1,995
	Zep, Inc.	162,846	1,962
*	GenTek, Inc.	79,739	1,780
*,^	Hecla Mining Co.	584,410	1,566
*	BWAY Holding Co.	84,384	1,479
	Deltic Timber Corp.	40,615	1,441
*	Haynes International, Inc.	59,926	1,420
*	Stillwater Mining Co.	233,726	1,335
*	Landec Corp.	191,685	1,301
	Innophos Holdings Inc.	69,012	1,166
*	United States Lime & Mineral	21,893	929
*	Brush Engineered Materials Inc.	54,624	915
*	General Moly, Inc.	304,447	676
			114,813
Telecommunication Services (1.2%)
*	tw telecom inc.	1,150,379	11,814
*	Centennial Communications Corp. Class A	671,537	5,614
*	Neutral Tandem, Inc.	174,833	5,161
	Shenandoah Telecommunications Co.	172,827	3,507
*	Premiere Global Services, Inc.	289,733	3,141
*	Cogent Communications Group, Inc.	325,017	2,649
*	PAETEC Holding Corp.	978,782	2,643
*	Cbeyond Inc.	175,560	2,519
	Alaska Communications Systems Holdings, Inc.	336,843	2,466
	USA Mobility, Inc.	179,458	2,290
*	Global Crossing Ltd.	218,158	2,003
*	iPCS, Inc.	119,343	1,785
*	General Communication, Inc.	250,398	1,735
*	ICO Global Communications (Holdings) Ltd.	948,533	588
*	Fibertower Corp.	446,275	223
*,^	Vonage Holdings Corp.	540,614	205
			48,343
Utilities (0.7%)
	ITC Holdings Corp.	383,702	17,405
	Ormat Technologies Inc.	157,500	6,349

Consolidated Water Co., Ltd.	106,281	1,684
		25,438
Total Common Stocks (Cost $4,430,816)		3,900,947

45

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2009

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.7%)[1]
Money Market Fund (2.6%)
2,3	Vanguard Market Liquidity Fund	0.395%		101,086,000	101,086

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Federal National Mortgage Assn.	0.371%	8/3/09	1,500	1,500
4,5	Federal National Mortgage Assn.	0.426%	9/23/09	1,500	1,499
					2,999
Total Temporary Cash Investments (Cost $104,084)					104,085
Total Investments (102.4%) (Cost $4,534,900)					4,005,032
Other Assets and Liabilities—Net (-2.4%)					(93,812)
Net Assets (100%)					3,911,220

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $79,416,000.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.4%, respectively, of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Includes $89,445,000 of collateral received for securities on loan.

4  The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

5 Securities with a value of $2,999,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (12.4%)
*	DreamWorks Animation SKG, Inc.	555,254	15,319
	RadioShack Corp.	990,286	13,824
	Snap-On Inc.	454,832	13,072
*	Jarden Corp.	695,384	13,038
	Tupperware Brands Corp.	495,162	12,884
	Service Corp. International	1,974,341	10,819
*	Rent-A-Center, Inc.	522,916	9,324
	MDC Holdings, Inc.	295,906	8,910
	Regal Entertainment Group Class A	668,508	8,884
	Wolverine World Wide, Inc.	387,643	8,551
	Williams-Sonoma, Inc.	711,818	8,449
	Hillenbrand Inc.	490,120	8,156
	Sotheby's	531,037	7,493
	Men's Wearhouse, Inc.	389,706	7,475
*	Collective Brands, Inc.	504,950	7,357
	Jones Apparel Group, Inc.	676,407	7,258
	Meredith Corp.	283,573	7,245
	Bob Evans Farms, Inc.	243,075	6,986
	Tempur-Pedic International Inc.	533,570	6,974
	The Buckle, Inc.	219,194	6,964
	Interactive Data Corp.	296,973	6,872
	Gannett Co., Inc.	1,810,871	6,465
	Barnes & Noble, Inc.	306,526	6,324
*	Career Education Corp.	248,345	6,181
	Regis Corp.	342,226	5,958
	International Speedway Corp.	220,466	5,646
	Penske Automotive Group Inc.	325,306	5,413
	Scholastic Corp.	251,964	4,986
	Cracker Barrel Old Country Store Inc.	177,117	4,942
	Group 1 Automotive, Inc.	189,630	4,934
	Orient-Express Hotel Ltd.	581,072	4,933
	KB Home	340,153	4,653
*	Timberland Co.	345,469	4,584
	Cooper Tire & Rubber Co.	442,742	4,392
	UniFirst Corp.	113,719	4,227
*	Jo-Ann Stores, Inc.	204,427	4,226
	The Pep Boys (Manny, Moe & Jack)	411,951	4,177
*	Gaylord Entertainment Co.	323,824	4,116
	Dillard's Inc.	439,030	4,039
*	Cabela's Inc.	317,225	3,902
	American Greetings Corp. Class A	332,894	3,888
	Ameristar Casinos, Inc.	203,530	3,873
	New York Times Co. Class A	701,488	3,865
*	Boyd Gaming Corp.	451,190	3,835
	Cato Corp. Class A	219,472	3,828
*	Helen of Troy Ltd.	226,320	3,800
	Fred's, Inc.	301,519	3,799
	Ryland Group, Inc.	220,112	3,689
*	The Dress Barn, Inc.	247,719	3,542
*	HSN, Inc.	333,143	3,521
*	Office Depot, Inc.	762,340	3,476
*	99 Cents Only Stores	251,323	3,413

	Thor Industries, Inc.	185,255	3,403
	Stage Stores, Inc.	301,746	3,349
	Columbia Sportswear Co.	107,458	3,323
	Stewart Enterprises, Inc. Class A	637,319	3,072
	Harte-Hanks, Inc.	326,794	3,023
	Finish Line, Inc.	401,231	2,977
*	Pinnacle Entertainment, Inc.	309,577	2,876
*	Genesco, Inc.	152,837	2,869
*	Meritage Corp.	149,528	2,820

47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Ascent Media Corp.	105,742	2,811
*	JAKKS Pacific, Inc.	218,643	2,805
*	Vail Resorts Inc.	101,492	2,722
*	Ruby Tuesday, Inc.	398,698	2,655
	Asbury Automotive Group, Inc.	253,699	2,598
	Callaway Golf Co.	512,099	2,596
	Churchill Downs, Inc.	76,004	2,558
*	Domino's Pizza, Inc.	340,526	2,551
	Superior Industries International, Inc.	179,975	2,538
	Choice Hotels International, Inc.	92,784	2,469
	Brown Shoe Co., Inc.	336,177	2,434
*	AnnTaylor Stores Corp.	295,299	2,357
*	Valassis Communications, Inc.	381,657	2,332
	Sonic Automotive, Inc.	222,747	2,263
	World Wrestling Entertainment, Inc.	179,186	2,251
*	Exide Technologies	599,414	2,236
*	Charming Shoppes, Inc.	587,872	2,187
	Liz Claiborne, Inc.	748,381	2,155
*	Warner Music Group Corp.	367,259	2,148
	Ethan Allen Interiors, Inc.	205,628	2,130
*	Ticketmaster Entertainment Inc.	319,091	2,049
	La-Z-Boy Inc.	408,831	1,930
	OfficeMax, Inc.	302,614	1,900
	Cinemark Holdings Inc.	167,807	1,900
	Christopher & Banks Corp.	281,868	1,891
*	Quiksilver, Inc.	1,017,330	1,882
*	RC2 Corp.	136,912	1,811
*	Stein Mart, Inc.	203,955	1,807
	Big 5 Sporting Goods Corp.	162,317	1,795
*	Borders Group, Inc.	481,107	1,771
	The Marcus Corp.	165,534	1,741
	Winnebago Industries, Inc.	228,884	1,701
*	Skechers U.S.A., Inc.	171,936	1,680
	Speedway Motorsports, Inc.	119,984	1,651
*	America's Car-Mart, Inc.	79,382	1,627
*	Standard Pacific Corp.	799,167	1,622
	Blyth, Inc.	49,391	1,620
	ArvinMeritor, Inc.	362,549	1,592
*	Saks Inc.	354,594	1,571
	Brunswick Corp.	349,700	1,511
	O'Charley's Inc.	160,797	1,487
	Movado Group, Inc.	141,032	1,487
	bebe stores, inc.	210,796	1,450
	Jackson Hewitt Tax Service Inc.	228,664	1,431
	Weyco Group, Inc.	58,776	1,357
*	Core-Mark Holding Co., Inc.	49,951	1,302
*	Drew Industries, Inc.	105,627	1,286
	DineEquity, Inc.	40,996	1,279
	Belo Corp. Class A	701,735	1,256
	Haverty Furniture Cos., Inc.	137,020	1,254
	Oxford Industries, Inc.	106,938	1,246
	CSS Industries, Inc.	61,072	1,245
	K-Swiss, Inc.	138,137	1,174
*	Shutterfly, Inc.	74,997	1,046

*,^	Conn's, Inc.	80,157	1,002
	Furniture Brands International Inc.	310,025	939
*	Zale Corp.	253,548	872
*	Steak n Shake Co.	96,794	846
*,^	Sealy Corp. Rights Exp. 7/2/09	366,658	777
*	Landry's Restaurants, Inc.	89,719	772
	Modine Manufacturing Co.	160,673	771
*	DSW Inc. Class A	74,416	733
	Sinclair Broadcast Group, Inc.	369,272	716
*	Sealy Corp.	364,551	715

48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Pier 1 Imports Inc.	354,011	705
*	Krispy Kreme Doughnuts, Inc.	227,914	684
*	Dorman Products, Inc.	49,214	681
	M/I Homes, Inc.	69,272	678
*	Tween Brands, Inc.	98,329	657
*	Leapfrog Enterprises, Inc.	272,901	625
*	Pacific Sunwear of California, Inc.	182,123	614
*	Orbitz Worldwide, Inc.	297,799	566
*	Build-A-Bear-Workshop, Inc.	122,922	549
*,^	Beazer Homes USA, Inc.	296,156	542
	Dover Downs Gaming & Entertainment, Inc.	114,695	533
*	Unifi, Inc.	370,083	526
	Kenneth Cole Productions, Inc.	74,457	523
*,^	Blockbuster Inc. Class A	784,418	518
*	Dana Holding Corp.	396,818	508
	E.W. Scripps Co. Class A	230,777	482
	American Axle & Manufacturing Holdings, Inc.	128,016	440
	Talbots Inc.	68,976	372
*	Lin TV Corp.	218,343	367
*	Hovnanian Enterprises Inc. Class A	147,424	348
*,^	Brookfield Homes Corp.	85,031	340
	Journal Communications, Inc.	320,537	337
*	Outdoor Channel Holdings Inc.	55,152	325
*,^	Lear Corp.	522,160	261
	Fisher Communications, Inc.	19,449	249
*	Blockbuster Inc. Class B	619,302	242
	Marine Products Corp.	56,311	211
*	Monarch Casino & Resort, Inc.	26,924	197
			485,564
Consumer Staples (4.0%)
	Corn Products International, Inc.	589,738	15,799
	Del Monte Foods Co.	1,565,049	14,680
*	Central European Distribution Corp.	337,507	8,968
	Ruddick Corp.	326,777	7,656
	Lancaster Colony Corp.	154,917	6,827
	Universal Corp. (VA)	197,802	6,549
	Nu Skin Enterprises, Inc.	408,725	6,253
	Sanderson Farms, Inc.	136,530	6,144
	Herbalife Ltd.	170,455	5,376
*	BJ's Wholesale Club, Inc.	162,762	5,246
	Vector Group Ltd.	339,350	4,849
*	Hain Celestial Group, Inc.	304,146	4,748
*	TreeHouse Foods Inc.	162,772	4,683
	J & J Snack Foods Corp.	115,964	4,163
	The Andersons, Inc.	136,739	4,094
*	Chiquita Brands International, Inc.	351,785	3,609
	WD-40 Co.	124,404	3,608
*	Rite Aid Corp.	2,385,712	3,602
*	Central Garden & Pet Co. Class A	362,377	3,569
	Weis Markets, Inc.	95,823	3,212
*	Heckmann Corp.	807,815	3,029
	Lance, Inc.	130,211	3,012
*	The Pantry, Inc.	178,135	2,957
	Nash-Finch Co.	101,579	2,749

	B&G Foods Inc.	292,180	2,457
*	Winn-Dixie Stores, Inc.	150,985	1,893
*	Prestige Brands Holdings Inc.	297,558	1,830
*	Central Garden & Pet Co.	155,653	1,711
*	Elizabeth Arden, Inc.	193,468	1,689
	Cal-Maine Foods, Inc.	66,305	1,655
	Ingles Markets, Inc.	91,601	1,396
	Tootsie Roll Industries, Inc.	61,277	1,390
	Farmer Brothers, Inc.	57,369	1,313
	Village Super Market Inc. Class A	40,943	1,218

49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	PriceSmart, Inc.	58,836	986
*,^	American Oriental Bioengineering, Inc.	174,214	922
	Inter Parfums, Inc.	121,808	894
	Alico, Inc.	29,241	878
	Coca-Cola Bottling Co.	12,092	667
*	Susser Holdings Corp.	43,939	492
*	National Beverage Corp.	45,707	487
			157,260
Energy (5.1%)
	Southern Union Co.	883,976	16,256
*	Encore Acquisition Co.	389,659	12,021
*	Mariner Energy Inc.	795,183	9,343
*	Whiting Petroleum Corp.	261,423	9,192
*	Helix Energy Solutions Group, Inc.	691,196	7,513
*	SEACOR Holdings Inc.	98,019	7,375
	Overseas Shipholding Group Inc.	213,122	7,255
*	Bristow Group, Inc.	218,885	6,486
*	Unit Corp.	231,348	6,378
*	Oil States International, Inc.	254,590	6,164
	Penn Virginia Corp.	359,767	5,889
	Berry Petroleum Class A	287,997	5,354
*	USEC Inc.	881,094	4,687
	World Fuel Services Corp.	110,214	4,544
*	Comstock Resources, Inc.	128,651	4,252
*	Swift Energy Co.	244,489	4,071
*	Parker Drilling Co.	896,239	3,890
	General Maritime Corp.	388,547	3,843
*	Enbridge Energy Management LLC	105,834	3,837
*	Superior Energy Services, Inc.	214,561	3,706
	Foundation Coal Holdings, Inc.	123,841	3,481
*	James River Coal Co.	216,983	3,283
	Lufkin Industries, Inc.	76,254	3,207
*	Goodrich Petroleum Corp.	125,270	3,080
*	Complete Production Services, Inc.	476,173	3,028
*	Key Energy Services, Inc.	481,298	2,772
*	Hercules Offshore, Inc.	695,228	2,760
*	Hornbeck Offshore Services, Inc.	119,559	2,557
*	Stone Energy Corp.	335,633	2,490
*	TETRA Technologies, Inc.	298,134	2,373
*	Global Industries Ltd.	400,555	2,267
	Holly Corp.	117,288	2,109
*	Newpark Resources, Inc.	703,278	2,004
	CARBO Ceramics Inc.	57,751	1,975
*	Western Refining, Inc.	274,413	1,937
*	International Coal Group, Inc.	673,081	1,925
*	Petroleum Development Corp.	118,015	1,852
*	ION Geophysical Corp.	712,978	1,832
*	Oilsands Quest, Inc.	1,897,001	1,821
*	Rosetta Resources, Inc.	205,210	1,796
	W&T Offshore, Inc.	177,354	1,727
*	PHI Inc. Non-Voting Shares	98,987	1,697
	Gulf Island Fabrication, Inc.	102,140	1,617
*	PetroQuest Energy, Inc.	433,578	1,600
*	Gulfmark Offshore, Inc.	56,250	1,553

*	CVR Energy, Inc.	205,497	1,506
	Crosstex Energy, Inc.	312,617	1,301
*	Vaalco Energy, Inc.	300,455	1,271
*	Delta Petroleum Corp.	655,928	1,266
*	Basic Energy Services Inc.	181,215	1,238
*	Harvest Natural Resources, Inc.	258,827	1,141
*	Allis-Chalmers Energy Inc.	413,831	956
*	Bronco Drilling Co., Inc.	202,281	866
*	Dawson Geophysical Co.	21,660	647
*	T-3 Energy Services, Inc.	49,824	593

50

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	Delek US Holdings, Inc.	37,180	315
*,^	SulphCo, Inc.	267,837	246
			200,145
Financials (32.2%)
	Genworth Financial Inc.	3,430,520	23,979
	Waddell & Reed Financial, Inc.	672,310	17,729
	Chimera Investment Corp. REIT	4,818,570	16,817
	Arthur J. Gallagher & Co.	763,495	16,293
	Senior Housing Properties Trust REIT	950,584	15,514
	The Hanover Insurance Group Inc.	402,885	15,354
	Aspen Insurance Holdings Ltd.	645,459	14,420
	Mack-Cali Realty Corp. REIT	607,447	13,850
	Bank of Hawaii Corp.	377,903	13,540
	Allied World Assurance Holdings, Ltd.	330,394	13,490
	SL Green Realty Corp. REIT	587,874	13,486
	Essex Property Trust, Inc. REIT	212,005	13,193
	First Niagara Financial Group, Inc.	1,153,379	13,172
	Corporate Office Properties Trust, Inc. REIT	430,535	12,628
	Valley National Bancorp	1,066,179	12,474
	Highwood Properties, Inc. REIT	553,429	12,380
	MFA Mortgage Investments, Inc. REIT	1,762,466	12,196
	BancorpSouth, Inc.	592,003	12,154
*	Alleghany Corp.	43,478	11,783
*	ProAssurance Corp.	251,088	11,603
	Westamerica Bancorporation	228,908	11,356
	Endurance Specialty Holdings Ltd.	385,460	11,294
	Alexandria Real Estate Equities, Inc. REIT	311,999	11,166
	StanCorp Financial Group, Inc.	387,841	11,123
	FirstMerit Corp.	649,402	11,027
	National Retail Properties REIT	626,325	10,867
	Assured Guaranty Ltd.	871,129	10,785
	Platinum Underwriters Holdings, Ltd.	376,395	10,761
	Washington REIT	459,754	10,285
	Omega Healthcare Investors, Inc. REIT	653,142	10,137
	IPC Holdings Ltd.	370,256	10,123
	Prosperity Bancshares, Inc.	328,630	9,803
	BRE Properties Inc. Class A REIT	405,321	9,630
	Montpelier Re Holdings Ltd.	691,472	9,190
	Washington Federal Inc.	697,778	9,071
	American Campus Communities, Inc. REIT	403,394	8,947
	Home Properties, Inc. REIT	256,963	8,762
	Erie Indemnity Co. Class A	243,766	8,717
	Redwood Trust, Inc. REIT	566,196	8,357
	Apartment Investment & Management Co. Class A REIT	929,667	8,228
	Mid-America Apartment Communities, Inc. REIT	223,524	8,206
	Hatteras Financial Corp. REIT	286,592	8,194
	CapitalSource Inc.	1,668,845	8,144
	Healthcare Realty Trust Inc. REIT	469,677	7,905
	BioMed Realty Trust, Inc. REIT	769,852	7,876
*	PHH Corp.	429,571	7,810
	Potlatch Corp. REIT	313,039	7,604
	Protective Life Corp.	661,685	7,570
	Wilmington Trust Corp.	547,514	7,479

	Trustmark Corp.	385,812	7,454
	HRPT Properties Trust REIT	1,804,384	7,326
	Brandywine Realty Trust REIT	976,187	7,273
	Fulton Financial Corp.	1,386,585	7,224
	Jones Lang LaSalle Inc.	212,717	6,962
	Douglas Emmett, Inc. REIT	772,897	6,948
	Max Re Capital Ltd.	375,384	6,930
*	Argo Group International Holdings	243,824	6,881
	Delphi Financial Group, Inc.	350,594	6,812
	Kilroy Realty Corp. REIT	331,207	6,803
	Apollo Investment Corp.	1,121,751	6,731

51

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	CIT Group Inc.	3,082,057	6,626
	EastGroup Properties, Inc. REIT	198,451	6,553
*	Piper Jaffray Cos., Inc.	149,306	6,520
	DCT Industrial Trust Inc. REIT	1,587,545	6,477
	Zenith National Insurance Corp.	295,505	6,424
	United Bankshares, Inc.	326,626	6,382
	Capstead Mortgage Corp. REIT	499,933	6,354
	Franklin Street Properties Corp. REIT	474,274	6,284
	Ares Capital Corp.	769,120	6,199
	LaSalle Hotel Properties REIT	489,310	6,038
*	MBIA, Inc.	1,317,643	5,705
	NewAlliance Bancshares, Inc.	495,801	5,702
	Entertainment Properties Trust REIT	274,864	5,662
	Anworth Mortgage Asset Corp. REIT	783,969	5,652
	NBT Bancorp, Inc.	257,456	5,589
	Astoria Financial Corp.	644,606	5,531
	IBERIABANK Corp.	138,696	5,466
	F.N.B. Corp.	878,166	5,436
^	American Capital Ltd.	1,692,580	5,433
	Extra Space Storage Inc. REIT	644,860	5,385
	Selective Insurance Group	417,543	5,332
	CBL & Associates Properties, Inc. REIT	973,324	5,246
	DiamondRock Hospitality Co. REIT	836,379	5,236
	Employers Holdings, Inc.	386,165	5,233
	Old National Bancorp	524,864	5,154
	Developers Diversified Realty Corp. REIT	1,035,120	5,051
	National Health Investors REIT	185,357	4,951
^	Allied Capital Corp.	1,412,723	4,916
	Whitney Holdings Corp.	533,198	4,884
*	AmeriCredit Corp.	359,124	4,866
*	MF Global Ltd.	807,183	4,787
	Unitrin, Inc.	394,584	4,743
	Post Properties, Inc. REIT	349,772	4,701
^	Popular, Inc.	2,120,377	4,665
	UMB Financial Corp.	121,627	4,623
^	Equity One, Inc. REIT	340,342	4,513
	Investors Real Estate Trust REIT	501,224	4,456
	First Financial Bankshares, Inc.	85,431	4,302
	Brookline Bancorp, Inc.	461,473	4,301
	Sovran Self Storage, Inc. REIT	173,886	4,278
	International Bancshares Corp.	407,216	4,198
	Inland Real Estate Corp. REIT	590,093	4,131
	Tanger Factory Outlet Centers, Inc. REIT	125,671	4,076
	Infinity Property & Casualty Corp.	111,729	4,074
	Sterling Bancshares, Inc.	636,304	4,028
	Financial Federal Corp.	193,938	3,985
	City Holding Co.	128,485	3,901
*	Ocwen Financial Corp.	298,796	3,875
	Provident Financial Services Inc.	424,053	3,859
	PS Business Parks, Inc. REIT	79,201	3,836
	First Commonwealth Financial Corp.	605,078	3,836
	Acadia Realty Trust REIT	292,009	3,811
	GFI Group Inc.	560,785	3,780
	Medical Properties Trust Inc. REIT	618,967	3,757

	Community Bank System, Inc.	257,887	3,755
	Umpqua Holdings Corp.	475,410	3,689
	Glacier Bancorp, Inc.	243,528	3,597
	TrustCo Bank NY	605,329	3,577
*	Conseco, Inc.	1,467,313	3,478
	Chemical Financial Corp.	170,725	3,399
	Webster Financial Corp.	419,996	3,381
	LTC Properties, Inc. REIT	164,499	3,364
	Safety Insurance Group, Inc.	110,028	3,362
	Cathay General Bancorp	351,959	3,347

52

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	Susquehanna Bancshares, Inc.	680,597	3,328
	Park National Corp.	57,621	3,254
*	Forestar Real Estate Group, Inc.	267,796	3,181
	Harleysville Group, Inc.	111,769	3,154
	Bank Mutual Corp.	359,806	3,138
	Flagstone Reinsurance Holdings Ltd.	303,188	3,123
	East West Bancorp, Inc.	480,324	3,117
	Horace Mann Educators Corp.	310,209	3,093
	Sunstone Hotel Investors, Inc. REIT	575,557	3,079
	United Fire & Casualty Co.	179,437	3,077
*	Nelnet, Inc.	226,293	3,075
	Hancock Holding Co.	94,452	3,069
	Prospect Energy Corp.	333,010	3,064
	Wintrust Financial Corp.	188,648	3,033
*	Western Alliance Bancorp	433,258	2,963
	CVB Financial Corp.	495,990	2,961
^	iStar Financial Inc. REIT	1,037,671	2,947
	Independent Bank Corp. (MA)	149,459	2,944
	Northwest Bancorp, Inc.	153,666	2,898
	MGIC Investment Corp.	645,236	2,839
	First Midwest Bancorp, Inc.	386,159	2,823
	Universal Health Realty Income REIT	89,505	2,821
^	Cousins Properties, Inc. REIT	331,646	2,819
	Meadowbrook Insurance Group, Inc.	430,158	2,809
	National Penn Bancshares Inc.	609,259	2,809
	Getty Realty Holding Corp. REIT	147,506	2,783
*	Hilltop Holdings Inc.	233,137	2,767
	SWS Group, Inc.	196,317	2,743
	BlackRock Kelso Capital Corp.	440,190	2,742
	Community Trust Bancorp Inc.	101,639	2,719
	MB Financial, Inc.	263,929	2,689
	Colonial Properties Trust REIT	360,598	2,668
	First Financial Bancorp	353,476	2,658
	WesBanco, Inc.	179,274	2,607
	Tompkins Trustco, Inc.	53,851	2,582
	PacWest Bancorp	194,432	2,559
*	KBW Inc.	87,457	2,515
	First BanCorp Puerto Rico	624,716	2,468
	American Physicians Capital, Inc.	62,895	2,463
	Renasant Corp.	158,960	2,388
	SCBT Financial Corp.	100,360	2,378
	Simmons First National Corp.	88,835	2,374
*	Amerisafe Inc.	149,572	2,327
	StellarOne Corp.	179,507	2,325
	National Financial Partners Corp.	316,797	2,319
	Provident New York Bancorp, Inc.	284,902	2,313
	Lexington Realty Trust REIT	669,788	2,277
	Southside Bancshares, Inc.	99,479	2,275
	TowneBank	162,228	2,271
	Boston Private Financial Holdings, Inc.	506,270	2,268
	S & T Bancorp, Inc.	186,475	2,268
	Berkshire Hills Bancorp, Inc.	108,789	2,261
	Parkway Properties Inc. REIT	171,679	2,232

National Western Life Insurance Co. Class A	19,031	2,222
State Auto Financial Corp.	125,750	2,201
American Equity Investment Life Holding Co.	394,266	2,200
Hercules Technology Growth Capital, Inc.	262,840	2,197
Calamos Asset Management, Inc.	154,841	2,185
OneBeacon Insurance Group Ltd.	185,318	2,166
Arrow Financial Corp.	79,542	2,148
First Potomac REIT	217,172	2,117
Forest City Enterprise Class A	314,703	2,077
Walter Investment Management Corp. REIT	156,102	2,073
Stewart Information Services Corp.	144,181	2,055

53

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	Saul Centers, Inc. REIT	69,129	2,044
	Westfield Financial, Inc.	224,149	2,031
	Washington Trust Bancorp, Inc.	113,822	2,029
	First Source Corp.	113,925	1,967
*	FPIC Insurance Group, Inc.	63,936	1,958
	Sun Communities, Inc. REIT	139,003	1,915
	American Capital Agency Corp. REIT	83,331	1,914
	Sandy Spring Bancorp, Inc.	130,188	1,914
	Kearny Financial Corp.	165,871	1,898
*	CNA Surety Corp.	140,291	1,893
	Compass Diversified Trust	232,646	1,882
	Northfield Bancorp, Inc.	160,042	1,860
*	LaBranche & Co. Inc.	431,856	1,857
^	United Community Banks, Inc.	309,677	1,855
	First Bancorp (NC)	118,295	1,855
	Republic Bancorp, Inc. Class A	80,031	1,808
	U-Store-It Trust REIT	367,341	1,800
	Oriental Financial Group Inc.	183,404	1,779
	Univest Corp. of Pennsylvania	87,313	1,769
	Lakeland Financial Corp.	92,626	1,760
	Urstadt Biddle Properties Class A REIT	123,250	1,735
	Dime Community Bancshares	190,022	1,731
	Camden National Corp.	50,454	1,717
*	Seabright Insurance Holdings, Inc.	168,972	1,712
	BancFirst Corp.	48,627	1,682
	First Busey Corp.	226,397	1,664
	First Mercury Financial Corp.	120,551	1,660
	United Financial Bancorp, Inc.	120,068	1,659
	TriCo Bancshares	106,365	1,649
	Fifth Street Finance Corp.	161,552	1,622
	Cedar Shopping Centers, Inc. REIT	353,336	1,597
*	Broadpoint Gleacher Securities Inc.	284,714	1,589
	Essa Bancorp Inc.	113,656	1,554
	Union Bankshares Corp.	102,299	1,531
	Lakeland Bancorp, Inc.	169,133	1,521
	Harleysville National Corp.	323,064	1,518
*	TradeStation Group, Inc.	178,390	1,509
	The Phoenix Cos., Inc.	901,432	1,505
	Capital Southwest Corp.	20,792	1,504
^	Pennsylvania REIT	297,786	1,489
	First Community Bancshares, Inc.	115,828	1,487
	Ramco-Gershenson Properties Trust REIT	147,557	1,477
	Columbia Banking System, Inc.	144,157	1,475
	MVC Capital, Inc.	173,612	1,469
	First Industrial Realty Trust REIT	334,183	1,454
	Donegal Group Inc. Class A	94,955	1,444
	S.Y. Bancorp, Inc.	59,043	1,427
^	NorthStar Realty Finance Corp. REIT	503,370	1,425
	The South Financial Group, Inc.	1,191,719	1,418
	Capital City Bank Group, Inc.	81,559	1,374
	Kite Realty Group Trust REIT	470,262	1,373
	BankFinancial Corp.	154,832	1,372
	Flushing Financial Corp.	145,909	1,364

	WSFS Financial Corp.	48,912	1,336
	Presidential Life Corp.	176,090	1,333
	Abington Community Bancorp Inc.	166,948	1,329
	Heartland Financial USA, Inc.	90,614	1,294
	Advance America, Cash Advance Centers, Inc.	291,016	1,289
	The PMI Group Inc.	648,257	1,284
	First Merchants Corp.	159,698	1,282
	BGC Partners, Inc.	330,122	1,251
	Baldwin & Lyons, Inc. Class B	63,094	1,243
	FelCor Lodging Trust, Inc. REIT	503,659	1,239
*	United America Indemnity, Ltd.	258,312	1,237

54

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)

	First Financial Corp. (IN)	38,987	1,231
	Amtrust Financial Services Inc.	107,212	1,222
	Citizens & Northern Corp.	58,676	1,207
	Student Loan Corp.	31,806	1,183
	Bank of the Ozarks, Inc.	53,590	1,159
	Sterling Bancorp	136,468	1,140
	Radian Group, Inc.	418,479	1,138
*	MarketAxess Holdings, Inc.	117,355	1,118
	Mainsource Financial Group, Inc.	149,950	1,113
	First Financial Northwest, Inc.	138,612	1,084
	Southwest Bancorp, Inc.	109,909	1,073
	UCBH Holdings, Inc.	838,280	1,056
*	The First Marblehead Corp.	511,708	1,034
	CapLease, Inc. REIT	372,317	1,028
	NGP Capital Resources Co.	171,758	1,008
	EMC Insurance Group, Inc.	47,461	988
	Consolidated-Tomoka Land Co.	28,152	988
*	Penson Worldwide, Inc.	109,750	982
*	Thomas Weisel Partners Group, Inc.	162,989	981
	Kansas City Life Insurance Co.	36,421	980
	CoBiz Inc.	148,514	952
	Hersha Hospitality Trust REIT	383,335	951
	FBL Financial Group, Inc. Class A	114,991	950
	Winthrop Realty Trust REIT	106,277	949
^	Colonial BancGroup, Inc.	1,527,508	947
	DuPont Fabros Technology Inc. REIT	98,565	928
	Education Realty Trust, Inc. REIT	215,077	923
	Nara Bancorp, Inc.	177,117	917
	Ames National Corp.	36,146	882
	Wilshire Bancorp Inc.	151,893	873
	Glimcher Realty Trust REIT	300,387	871
	Central Pacific Financial Co.	228,192	856
	First Financial Holdings, Inc.	88,218	829
	National Interstate Corp.	53,707	815
*	Avatar Holding, Inc.	44,070	801
	Clifton Savings Bancorp, Inc.	74,387	800
	Pacific Capital Bancorp	351,704	753
	NASB Financial Inc.	25,104	718
*	Citizens Banking Corp.	1,000,659	710
	Great Southern Bancorp, Inc.	34,502	709
	Cohen & Steers, Inc.	46,076	689
	Gamco Investors Inc. Class A	14,168	687
	RAIT Financial Trust REIT	489,220	670
*	Sun Bancorp, Inc. (NJ)	127,841	662
	Strategic Hotels and Resorts, Inc. REIT	589,694	655
	Sterling Financial Corp.	206,731	602
^	Old Second Bancorp, Inc.	98,329	580
*	FBR Capital Markets Corp.	122,164	574
	Gramercy Capital Corp. REIT	348,605	561
	Evercore Partners Inc.	28,180	553

	Urstadt Biddle Properties REIT	39,892	530
	Banner Corp.	114,169	436
*	FCStone Group, Inc.	105,230	416
^	Frontier Financial Corp.	334,060	404
	Greene County Bancshares	88,454	396
	Roma Financial Corp.	30,864	393
	Universal Insurance Holdings, Inc.	71,309	358
	Hanmi Financial Corp.	189,397	331
*	Flagstar Bancorp, Inc.	484,136	329
*	Asset Acceptance Capital Corp.	42,222	325
	Capitol Bancorp Ltd.	116,671	309
*	NewStar Financial, Inc.	150,194	287
	Rockville Financial, Inc.	23,581	258
	Grubb & Ellis Co.	307,916	246

55

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Waterstone Financial, Inc.	62,125	185
*	Crawford & Co.	42,077	154
*	Cardtronics Inc.	33,921	129
*,^	Guaranty Financial Group, Inc.	675,703	128
	Advanta Corp. Class B	182,698	77
	Advanta Corp. Class A	107,874	45
*	Teton Advisors Inc. Class B	324	1
			1,261,295
Health Care (6.4%)
	Universal Health Services Class B	362,574	17,712
	PerkinElmer, Inc.	919,921	16,007
*	MEDNAX, Inc.	361,246	15,219
	Owens & Minor, Inc.	327,995	14,373
	Teleflex Inc.	312,926	14,028
*	AMERIGROUP Corp.	421,102	11,307
*	Dendreon Corp.	442,161	10,988
*	LifePoint Hospitals, Inc.	391,659	10,281
*	Health Management Associates Class A	1,934,483	9,556
	The Cooper Companies, Inc.	360,663	8,919
	Hill-Rom Holdings, Inc.	470,822	7,637
*	Centene Corp.	340,502	6,803
*	AmSurg Corp.	248,998	5,338
*	AMAG Pharmaceuticals, Inc.	87,416	4,779
*	Healthspring, Inc.	385,881	4,191
	Invacare Corp.	234,114	4,132
*	Greatbatch, Inc.	180,977	4,092
	Analogic Corp.	105,083	3,883
*	Magellan Health Services, Inc.	112,410	3,689
*	CONMED Corp.	230,482	3,577
*	RehabCare Group, Inc.	143,487	3,434
*	Universal American Corp.	386,048	3,366
*	Psychiatric Solutions, Inc.	146,812	3,338
*	Kindred Healthcare, Inc.	247,137	3,057
	Computer Programs and Systems, Inc.	77,365	2,964
	Landauer, Inc.	48,090	2,950
*	Res-Care, Inc.	198,746	2,842
*	Odyssey Healthcare, Inc.	260,636	2,679
*	Molina Healthcare Inc.	109,969	2,630
	PDL BioPharma Inc.	329,983	2,607
*	ViroPharma Inc.	406,699	2,412
*	Savient Pharmaceuticals Inc.	169,154	2,344
*	inVentiv Health, Inc.	171,814	2,325
*	WellCare Health Plans Inc.	117,387	2,170
^	Brookdale Senior Living Inc.	207,533	2,021
*	Triple-S Management Corp.	129,259	2,015
*	Sun Healthcare Group Inc.	224,929	1,898
*,^	Geron Corp.	240,497	1,845
*	ImmunoGen, Inc.	211,191	1,818
*	RTI Biologics, Inc.	407,497	1,748
*	Medivation Inc.	77,668	1,741
*	Emergency Medical Services LP Class A	47,073	1,733
*	MedCath Corp.	132,557	1,559
*	Cross Country Healthcare, Inc.	219,973	1,511
*	Allos Therapeutics Inc.	173,314	1,437

*	Gentiva Health Services, Inc.	76,310	1,256
*	Rigel Pharmaceuticals, Inc.	101,995	1,236
*	Skilled Healthcare Group Inc.	160,813	1,206
*	Assisted Living Concepts Inc.	79,005	1,149
*	Kensey Nash Corp.	41,196	1,080
*	Arena Pharmaceuticals, Inc.	205,780	1,027
*	ArQule, Inc.	163,702	1,005
*	Momenta Pharmaceuticals, Inc.	82,909	997
*	Enzo Biochem, Inc.	173,872	770
*	SIGA Technologies, Inc.	79,817	674

56

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Nighthawk Radiology Holdings, Inc.	179,196	663
*	Sunrise Senior Living, Inc.	364,692	602
*	Cynosure Inc.	77,599	594
*	AMN Healthcare Services, Inc.	90,655	578
*	Cadence Pharmaceuticals, Inc.	53,232	532
*	Albany Molecular Research, Inc.	61,209	514
*	Kendle International Inc.	39,232	480
*	Clinical Data, Inc.	34,731	383
*	Nabi Biopharmaceuticals	144,029	349
*	Neurocrine Biosciences, Inc.	107,631	348
*	OraSure Technologies, Inc.	127,675	315
*	K-V Pharmaceutical Co. Class A	94,598	304
*,^	Opko Health, Inc.	166,630	295
*	Lexicon Pharmaceuticals Inc.	206,123	256
*	Orexigen Therapeutics Inc.	47,900	246
*	Idenix Pharmaceuticals Inc.	65,417	241
*	Life Sciences Research, Inc.	26,455	190
			252,245
Industrials (14.7%)
*	Corrections Corp. of America	949,813	16,137
	Con-way, Inc.	362,707	12,807
	Hubbell Inc. Class B	389,718	12,494
	Lincoln Electric Holdings, Inc.	336,559	12,130
	Lennox International Inc.	371,372	11,925
	Carlisle Co., Inc.	482,851	11,608
	Kennametal, Inc.	578,577	11,097
	The Timken Co.	649,612	11,095
	Regal-Beloit Corp.	278,980	11,081
	Curtiss-Wright Corp.	356,497	10,599
	GATX Corp.	385,986	9,928
	Brady Corp. Class A	386,298	9,704
	Watsco, Inc.	194,483	9,516
	Granite Construction Co.	272,962	9,084
	Kaydon Corp.	266,534	8,678
	Oshkosh Truck Corp.	589,701	8,574
	Trinity Industries, Inc.	629,258	8,570
	Baldor Electric Co.	348,136	8,282
	Crane Co.	370,525	8,266
*	JetBlue Airways Corp.	1,859,279	7,939
*	WESCO International, Inc.	315,795	7,908
*	Moog Inc.	304,966	7,871
	Alexander & Baldwin, Inc.	327,624	7,680
*	GrafTech International Ltd.	612,592	6,928
	The Brink's Co.	231,569	6,722
	Werner Enterprises, Inc.	368,571	6,679
*	United Stationers, Inc.	186,317	6,499
*	EnerSys	341,678	6,215
	ABM Industries Inc.	343,393	6,205
	Belden Inc.	368,128	6,148
	Otter Tail Corp.	265,905	5,807
*	Mastec Inc.	479,173	5,616
	The Corporate Executive Board Co.	269,611	5,597
*	MPS Group, Inc.	730,694	5,582

	EnergySolutions	593,736	5,462
	The Manitowoc Co., Inc.	1,032,207	5,429
	HNI Corp.	297,559	5,374
	Briggs & Stratton Corp.	394,261	5,259
*	Alaska Air Group, Inc.	287,183	5,244
*	EMCOR Group, Inc.	259,747	5,226
	Deluxe Corp.	404,969	5,188
	A.O. Smith Corp.	156,120	5,085
	Arkansas Best Corp.	190,108	5,009
	Watts Water Technologies, Inc.	231,235	4,981
*	Insituform Technologies Inc. Class A	292,382	4,962

57

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	Ameron International Corp.	69,357	4,650
	Skywest, Inc.	450,250	4,593
	Universal Forest Products, Inc.	135,666	4,489
*	Teledyne Technologies, Inc.	135,091	4,424
	Simpson Manufacturing Co.	199,954	4,323
	Herman Miller, Inc.	275,724	4,230
	Barnes Group, Inc.	351,699	4,182
*	Esterline Technologies Corp.	152,747	4,135
*	Chart Industries, Inc.	224,943	4,089
*	BE Aerospace, Inc.	266,494	3,827
*	Tutor Perini Corp.	218,773	3,798
	Franklin Electric, Inc.	146,089	3,787
*	Interline Brands, Inc.	256,294	3,506
	Triumph Group, Inc.	85,436	3,417
	Mueller Water Products, Inc. Class A	913,331	3,416
	McGrath RentCorp	177,898	3,391
	Quanex Building Products Corp.	299,165	3,357
	Seaboard Corp.	2,946	3,305
*	Atlas Air Worldwide Holdings, Inc.	141,592	3,284
	Genco Shipping and Trading Ltd.	145,597	3,162
*	Layne Christensen Co.	153,265	3,134
	G & K Services, Inc. Class A	146,938	3,108
	Encore Wire Corp.	145,513	3,107
	CIRCOR International, Inc.	130,569	3,083
	Steelcase Inc.	527,582	3,071
	Mueller Industries Inc.	147,272	3,063
*	School Specialty, Inc.	149,211	3,016
	Aircastle Ltd.	403,758	2,968
*	EnPro Industries, Inc.	161,029	2,900
	Knoll, Inc.	374,245	2,837
*	USG Corp.	275,605	2,775
	Federal Signal Corp.	357,589	2,736
	Apogee Enterprises, Inc.	221,040	2,719
	Tredegar Corp.	201,922	2,690
	Albany International Corp.	236,167	2,688
*	Armstrong Worldwide Industries, Inc.	158,503	2,614
	Ennis, Inc.	205,243	2,557
	Kelly Services, Inc. Class A	223,934	2,452
	Tennant Co.	130,696	2,403
	Interface, Inc.	381,428	2,365
*	Argon ST, Inc.	112,237	2,309
*	Rush Enterprises, Inc. Class A	197,741	2,304
*	Griffon Corp.	275,350	2,291
*	Ceradyne, Inc.	126,633	2,236
	Kaman Corp. Class A	131,431	2,195
	Titan International, Inc.	263,580	1,969
*	Korn/Ferry International	177,692	1,891
*	Columbus McKinnon Corp.	143,751	1,818
*	United Rentals, Inc.	278,594	1,808
*	Blount International, Inc.	209,053	1,800
*	Republic Airways Holdings Inc.	271,483	1,773
^	Eagle Bulk Shipping Inc.	372,355	1,746
	American Woodmark Corp.	72,442	1,735

*	AAR Corp.	107,375	1,723
*	Spherion Corp.	408,810	1,684
*	Northwest Pipe Co.	47,379	1,647
*	Ladish Co., Inc.	126,286	1,638
*	Colfax Corp.	209,629	1,618
*	Avis Budget Group, Inc.	281,767	1,592
	Freightcar America Inc.	94,566	1,590
	Great Lakes Dredge & Dock Co.	325,035	1,554
*	H&E Equipment Services, Inc.	165,329	1,546
	Ducommun, Inc.	79,404	1,492
	TAL International Group, Inc.	132,923	1,449

58

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	Bowne & Co., Inc.	220,447	1,435
	Viad Corp.	81,210	1,398
	Macquarie Infrastructure Co. LLC	339,116	1,394
*	Consolidated Graphics, Inc.	79,660	1,388
	Aceto Corp.	196,909	1,313
	Gibraltar Industries Inc.	190,316	1,307
	Applied Signal Technology, Inc.	48,914	1,248
	Courier Corp.	80,228	1,224
	Kimball International, Inc. Class B	195,754	1,222
	NACCO Industries, Inc. Class A	42,404	1,218
*	Acco Brands Corp.	430,306	1,213
	CDI Corp.	105,052	1,171
*	Kadant Inc.	102,495	1,157
*	First Advantage Corp. Class A	74,772	1,137
*	Tecumseh Products Co. Class A	115,159	1,118
	Cascade Corp.	68,867	1,083
	Standex International Corp.	93,141	1,080
	Sun Hydraulics Corp.	64,566	1,044
*	Metalico, Inc.	202,739	945
	Schawk, Inc.	123,689	929
	The Greenbrier Cos., Inc.	125,693	904
*	Pike Electric Corp.	72,862	878
	Horizon Lines Inc.	227,015	876
*	TBS International Ltd.	104,245	814
	Ampco-Pittsburgh Corp.	34,296	804
	Universal Truckload Services, Inc.	50,971	798
*	Amerco, Inc.	18,995	706
*	Rush Enterprises, Inc. Class B	70,160	695
*	Volt Information Sciences Inc.	107,519	674
	American Railcar Industries, Inc.	76,232	630
*	LECG Corp.	192,780	628
	Pacer International, Inc.	277,437	619
	Sauer-Danfoss, Inc.	95,758	587
*	3D Systems Corp.	75,586	545
*	Sterling Construction Co., Inc.	34,717	530
	Lawson Products, Inc.	33,719	479
*	TriMas Corp.	131,669	444
*,^	NCI Building Systems, Inc.	156,389	413
*	Odyssey Marine Exploration, Inc.	256,255	410
*	YRC Worldwide, Inc.	234,958	406
	Preformed Line Products Co.	8,564	377
	Primoris Services Corp.	47,672	354
*	Fushi Copperweld, Inc.	41,790	346
*	Builders FirstSource, Inc.	71,697	298
	The Standard Register Co.	74,434	243
*	Plug Power, Inc.	230,587	210
*	Tecumseh Products Co. Class B	18,774	201
			574,142
Information Technology (10.2%)
*	3Com Corp.	3,062,470	14,424
	Diebold, Inc.	523,205	13,792
*	Tech Data Corp.	395,854	12,948
*	Skyworks Solutions, Inc.	1,310,025	12,812

*	Novell, Inc.	2,725,602	12,347
*	CACI International, Inc.	237,036	10,124
*	Vishay Intertechnology, Inc.	1,364,494	9,265
*	Convergys Corp.	967,370	8,977
*	Compuware Corp.	1,269,632	8,710
*	Integrated Device Technology Inc.	1,304,727	7,881
*	Benchmark Electronics, Inc.	515,656	7,425
	Plantronics, Inc.	385,260	7,285
*	Emulex Corp.	653,661	6,393
*	EarthLink, Inc.	859,037	6,365
*	JDS Uniphase Corp.	1,106,919	6,332

59

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	Rambus Inc.	392,704	6,083
	Fair Isaac, Inc.	386,924	5,982
*	Arris Group Inc.	487,118	5,923
	Take-Two Interactive Software, Inc.	614,373	5,818
*	Lawson Software, Inc.	1,033,633	5,768
	MAXIMUS, Inc.	137,566	5,675
	Acxiom Corp.	587,347	5,186
*	L-1 Identity Solutions Inc.	650,800	5,037
*	EchoStar Corp.	315,131	5,023
*	Avocent Corp.	354,374	4,947
*	PMC Sierra Inc.	617,402	4,914
*	Checkpoint Systems, Inc.	306,799	4,814
	Black Box Corp.	138,619	4,640
*	Fairchild Semiconductor International, Inc.	636,247	4,447
*	Electronics for Imaging, Inc.	407,616	4,345
*	QLogic Corp.	335,459	4,254
	United Online, Inc.	649,215	4,226
	Cognex Corp.	298,044	4,211
	AVX Corp.	404,073	4,012
*	Mentor Graphics Corp.	729,584	3,991
*	Tekelec	236,654	3,983
*	ADC Telecommunications, Inc.	497,554	3,960
*	Avid Technology, Inc.	293,237	3,932
*	SYNNEX Corp.	155,255	3,880
*	THQ Inc.	530,805	3,801
*	JDA Software Group, Inc.	234,959	3,515
*	Insight Enterprises, Inc.	362,033	3,497
*	Littelfuse, Inc.	171,812	3,429
*	Ariba, Inc.	345,006	3,395
*	Progress Software Corp.	158,426	3,354
	Park Electrochemical Corp.	153,732	3,310
*	Cymer, Inc.	111,029	3,301
*	Teradyne, Inc.	470,587	3,228
*	Harris Stratex Networks, Inc. Class A	463,655	3,004
*	International Rectifier Corp.	199,807	2,959
*	Veeco Instruments, Inc.	254,231	2,947
*	Zoran Corp.	264,045	2,878
*	TTM Technologies, Inc.	339,931	2,706
*	Brightpoint, Inc.	422,222	2,647
*	Ciena Corp.	251,990	2,608
*	Adaptec, Inc.	967,375	2,564
*	Loral Space and Communications Ltd.	96,619	2,488
*	ModusLink Global Solutions, Inc.	361,555	2,480
*	MKS Instruments, Inc.	185,185	2,443
*	MSC Software Corp.	360,112	2,398
*	Standard Microsystem Corp.	113,180	2,315
*	Sonus Networks, Inc.	1,406,367	2,264
*	Websense, Inc.	124,682	2,224
	Methode Electronics, Inc. Class A	300,523	2,110
*	Exar Corp.	289,809	2,084
	Technitrol, Inc.	322,028	2,083
*	Symmetricom Inc.	348,732	2,012
*	Rogers Corp.	93,096	1,883

*	SeaChange International, Inc.	230,273	1,849
*	Cabot Microelectronics Corp.	65,116	1,842
	Imation Corp.	239,324	1,821
*	Sanmina-SCI Corp.	4,059,709	1,786
	CTS Corp.	268,345	1,758
	Micrel, Inc.	236,515	1,731
*	Bottomline Technologies, Inc.	189,331	1,706
*	Newport Corp.	286,291	1,658
*	Ciber, Inc.	513,741	1,593
*	Electro Scientific Industries, Inc.	139,699	1,562
	Cohu, Inc.	173,739	1,560

60

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
*	infoGROUP, Inc.	271,225	1,549
*	OmniVision Technologies, Inc.	139,246	1,447
*	NETGEAR, Inc.	98,152	1,414
*	Extreme Networks, Inc.	704,740	1,409
*	UTStarcom, Inc.	852,344	1,389
	Electro Rent Corp.	146,318	1,389
*	Actel Corp.	129,237	1,387
*	Quantum Corp.	1,669,459	1,386
*	ATMI, Inc.	87,259	1,355
*	Silicon Image, Inc.	588,962	1,355
*	Internap Network Services Corp.	378,824	1,322
*	TNS Inc.	69,582	1,305
	iGATE Corp.	193,864	1,283
	MTS Systems Corp.	60,217	1,243
*	DSP Group Inc.	181,174	1,225
*	Entegris Inc.	446,387	1,214
*	Advanced Energy Industries, Inc.	133,036	1,196
*	InfoSpace, Inc.	178,414	1,183
*	Integral Systems, Inc.	137,313	1,142
*	Lattice Semiconductor Corp.	596,648	1,122
*	Ness Technologies Inc.	283,537	1,109
*	Perficient, Inc.	126,420	884
	Agilysys, Inc.	180,036	843
*	Powerwave Technologies, Inc.	522,180	841
*	Brooks Automation, Inc.	177,261	794
*	Silicon Storage Technology, Inc.	419,509	784
*	Smart Modular Technologies Inc.	318,362	723
*	Echelon Corp.	84,204	714
*	Ixia	97,032	654
*	Monotype Imaging Holdings Inc.	89,122	607
*	Kulicke & Soffa Industries, Inc.	161,422	554
*	Advanced Analogic Technologies, Inc.	113,396	520
*	Magma Design Automation, Inc.	342,363	500
*	Mattson Technology, Inc.	393,802	465
*	Limelight Networks Inc.	104,450	460
*	Rudolph Technologies, Inc.	80,928	447
*	Cogo Group, Inc.	68,672	410
	Marchex, Inc.	120,893	407
	Bel Fuse, Inc. Class B	22,150	355
	Renaissance Learning, Inc.	34,730	320
*	EMCORE Corp.	206,863	261
	Bel Fuse, Inc. Class A	10,175	143
			398,034
Materials (6.5%)
	AptarGroup Inc.	534,539	18,051
	Ashland, Inc.	554,182	15,545
	RPM International, Inc.	1,016,827	14,276
	Compass Minerals International, Inc.	256,904	14,107
	Packaging Corp. of America	813,866	13,185
	Rock-Tenn Co.	287,913	10,987
	Temple-Inland Inc.	802,037	10,523
	Sensient Technologies Corp.	383,158	8,648
	Olin Corp.	613,188	7,291

	Carpenter Technology Corp.	349,146	7,266
	H.B. Fuller Co.	384,757	7,222
*	OM Group, Inc.	241,245	7,001
	Cytec Industries, Inc.	373,743	6,959
	Huntsman Corp.	1,300,372	6,541
	Cabot Corp.	518,012	6,517
*	Coeur d'Alene Mines Corp.	436,649	5,371
	Minerals Technologies, Inc.	147,914	5,328
*	Solutia Inc.	904,599	5,210
	Silgan Holdings, Inc.	105,109	5,153
*	Rockwood Holdings, Inc.	351,579	5,147

61

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
	Arch Chemicals, Inc.	197,026	4,845
	Kaiser Aluminum Corp.	119,334	4,285
	Koppers Holdings, Inc.	161,706	4,264
	Schweitzer-Mauduit International, Inc.	122,368	3,330
*	RTI International Metals, Inc.	182,330	3,222
	Glatfelter	359,830	3,202
	Worthington Industries, Inc.	250,142	3,199
	Westlake Chemical Corp.	156,431	3,190
*	Hecla Mining Co.	1,114,843	2,988
	A. Schulman Inc.	185,903	2,809
*	Louisiana-Pacific Corp.	820,319	2,805
	Wausau Paper Corp.	368,184	2,474
*	Century Aluminum Co.	379,718	2,366
*	Clearwater Paper Corp.	89,701	2,268
	Spartech Corp.	244,082	2,243
	Innospec, Inc.	187,397	2,014
	Myers Industries, Inc.	238,070	1,981
*	PolyOne Corp.	696,856	1,888
	American Vanguard Corp.	160,576	1,814
	Olympic Steel, Inc.	73,313	1,794
*	Brush Engineered Materials Inc.	104,727	1,754
	A.M. Castle & Co.	134,841	1,629
	Hawkins, Inc.	69,296	1,565
	Deltic Timber Corp.	41,996	1,490
*	Buckeye Technology, Inc.	306,957	1,378
*	Graphic Packaging Holding Co.	680,216	1,245
	Innophos Holdings Inc.	70,814	1,196
*	Headwaters Inc.	336,172	1,129
	Neenah Paper Inc.	115,853	1,021
	Ferro Corp.	347,372	955
*	Haynes International, Inc.	33,253	788
*	Stillwater Mining Co.	129,894	742
*,^	General Moly, Inc.	169,703	377
			252,578
Telecommunication Services (0.8%)
*	Syniverse Holdings Inc.	517,322	8,293
*	Cincinnati Bell Inc.	1,802,768	5,120
	NTELOS Holdings Corp.	249,982	4,605
	Iowa Telecommunications Services Inc.	253,926	3,177
	Atlantic Tele-Network, Inc.	78,392	3,080
	Consolidated Communications Holdings, Inc.	187,449	2,195
*	Premiere Global Services, Inc.	160,515	1,740
*	SureWest Communications	105,216	1,101
*	TerreStar Corp.	436,023	667
	FairPoint Communications, Inc.	706,720	424
*	Fibertower Corp.	199,557	100
			30,502
Utilities (7.7%)
	AGL Resources Inc.	608,973	19,365
	Atmos Energy Corp.	725,578	18,168
	Great Plains Energy, Inc.	1,057,499	16,444
	Westar Energy, Inc.	858,942	16,122

Vectren Corp.	609,346	14,277
Piedmont Natural Gas, Inc.	580,612	13,999
Hawaiian Electric Industries Inc.	716,562	13,658
WGL Holdings Inc.	396,656	12,701
New Jersey Resources Corp.	334,922	12,405
Nicor Inc.	357,686	12,383
Portland General Electric Co.	582,628	11,350
Cleco Corp.	477,328	10,702
IDACORP, Inc.	371,609	9,714
Northwest Natural Gas Co.	209,982	9,306
South Jersey Industries, Inc.	235,524	8,217
Southwest Gas Corp.	347,728	7,723

62

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2009

		Market
		Value
	Shares	($000)
Avista Corp.	431,432	7,684
UniSource Energy Corp.	281,096	7,460
PNM Resources Inc.	684,849	7,335
Black Hills Corp.	304,348	6,997
NorthWestern Corp.	284,339	6,472
ALLETE, Inc.	219,434	6,309
MGE Energy, Inc.	181,397	6,086
CH Energy Group, Inc.	124,808	5,829
California Water Service Group	155,688	5,736
The Laclede Group, Inc.	166,413	5,513
American States Water Co.	144,810	5,016
* El Paso Electric Co.	354,962	4,955
UIL Holdings Corp.	220,281	4,945
Empire District Electric Co.	268,967	4,443
SJW Corp.	109,679	2,490
Chesapeake Utilities Corp.	54,113	1,760
Central Vermont Public Service Corp.	91,785	1,661
Middlesex Water Co.	106,134	1,534
Connecticut Water Services, Inc.	58,730	1,274
		300,033
Total Common Stocks (Cost $4,965,237)		3,911,798

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.4%)
2,3	Vanguard Market Liquidity Fund	0.395%		17,431,000	17,431

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Federal Home Loan Bank	0.441%	9/30/09	2,000	1,999
4,5	Federal National Mortgage Assn.	0.541%	7/30/09	1,000	1,000
Total Temporary Cash Investments (Cost $20,429)					20,430
Total Investments (100.5%) (Cost $4,985,666)					3,932,228
Other Assets and Liabilities—Net (-0.5%)					(17,629)
Net Assets (100%)					3,914,599

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $14,867,000.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Includes $17,432,000 of collateral received for securities on loan.

4  The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

5 Securities with a value of $2,999,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

63

© 2009 Vanguard Group. Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA482 082009

Vanguard

Vanguard U.S. Stock Index Funds Mid-Capitalization Portfolios Semiannual Report

June 30, 2009

Vanguard Extended Market Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Mid-Cap Growth Index Fund

Vanguard Mid-Cap Value Index Fund

>

All four Vanguard U.S. mid-capitalization index funds closely tracked their target benchmarks for the first half of 2009, with returns ranging from more than 12% for the Mid-Cap Growth Index Fund to about 4% for the Mid-Cap Value Index Fund.

>	Although the global financial crisis continued to weigh on equities in early 2009, U.S. stocks rallied for most of the spring and generally posted gains for the fiscal half-year.
>	Information technology stocks generally provided the biggest boost to performance for the half-year, while financials and utilities were among the weakest performers.

Contents

Your Fund’s Total Returns	1
President’s Letter	4
Extended Market Index Fund	11
Mid-Cap Index Fund	29
Mid-Cap Growth Index Fund	50
Mid-Cap Value Index Fund	63
About Your Fund’s Expenses	76
Trustees Approve Advisory Arrangement	79
Glossary	80

Mid-Cap Index Fund

Mid-Cap Growth Index Fund

Mid-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Your Fund’s Total Returns

Six Months Ended June 30, 2009

Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	9.15%
Admiral™ Shares	9.23
Institutional Shares	9.23
Signal® Shares	9.18
ETF Shares
Market Price	9.51
Net Asset Value	9.19
S&P Completion Index	9.31
Average Mid-Cap Core Fund	9.21
Average Mid-Cap Core Fund: Derived from data provided by Lipper Inc.
Vanguard Mid-Cap Index Fund
Investor Shares	8.31%
Admiral™ Shares	8.41
Institutional Shares	8.39
Signal® Shares	8.38
ETF Shares
Market Price	8.51
Net Asset Value	8.42
MSCI US Mid Cap 450 Index	8.36
Average Mid-Cap Core Fund	9.21

Average Mid-Cap Core Fund: Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Institutional Shares also carry low expenses and are available for a minimum investment of $5 million. Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

Your Fund’s Total Returns

Six Months Ended June 30, 2009

Total
Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	12.60%
ETF Shares
Market Price	12.96
Net Asset Value	12.75
MSCI US Mid Cap Growth Index	12.81
Average Mid-Cap Growth Fund	13.03
Average Mid-Cap Growth Fund: Derived from data provided by Lipper Inc.
Vanguard Mid-Cap Value Index Fund
Investor Shares	4.03%
ETF Shares
Market Price	4.14
Net Asset Value	4.02
MSCI US Mid Cap Value Index	4.06
Average Mid-Cap Value Fund	7.76

Average Mid-Cap Value Fund: Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Institutional Shares also carry low expenses and are available for a minimum investment of $5 million. Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

Your Fund’s Performance at a Glance

December 31, 2008, Through June 30, 2009

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$24.01	$26.20	$0.006	$0.000
Admiral Shares	24.01	26.21	0.013	0.000
Institutional Shares	24.02	26.22	0.014	0.000
Signal Shares	20.64	22.52	0.011	0.000
ETF Shares	31.67	34.56	0.018	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$11.80	$12.77	$0.009	$0.000
Admiral Shares	53.49	57.94	0.041	0.000
Institutional Shares	11.82	12.80	0.009	0.000
Signal Shares	16.89	18.29	0.013	0.000
ETF Shares	43.21	46.81	0.033	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$13.43	$15.12	$0.002	$0.000
ETF Shares	34.12	38.46	0.008	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$12.92	$13.42	$0.016	$0.000
ETF Shares	32.80	34.07	0.041	0.000

President’s Letter

Dear Shareholder,

Your fund’s fiscal year began ominously, with stock prices laid low by the global financial crisis. As the winter waned, however, dramatic measures taken by the U.S. federal government to stabilize the economy and jump-start the credit markets boosted investors’ confidence. As a result, stocks soared in the second quarter of 2009, as investors reacted positively to small signs that the economy was beginning to heal. In mid-June, stocks slumped a bit as investors’ hopes for a quick end to the recession faltered. Despite the market’s volatility, Vanguard’s four U.S. mid-capitalization index funds met their primary objective of closely tracking their target indexes.

The returns of the funds’ various share classes ranged from more than 12% for the Mid-Cap Growth Index Fund to about 4% for the Mid-Cap Value Index Fund. The Extended Market Index Fund and the Mid-Cap Index Fund, which hold both growth and value stocks, fell in between, with returns of about 9% and 8%, respectively. Although the Extended Market Index Fund holds mostly mid-cap stocks, it also invests in the small-cap arena. The returns of all four funds were in line with the benchmark indexes but trailed the peer-group averages for the period.

Stock gains petered out by the end of the period

For the six months ended June 30, the broad U.S. stock market returned 5%. The stock market began the period in negative territory, rallied through much of the spring, but then lost steam in June. While the second quarter was the strongest quarter for U.S. stocks since 2003, equity gains fizzled as investors were taken aback by a drop in consumer confidence, falling home prices, and a larger-than-expected rise in the unemployment rate.

International stocks registered a stronger showing, returning about 14% for the half-year. Emerging markets posted the best results as investors poured money into countries with strong growth prospects. Higher commodity prices and a slight rebound in manufacturing orders helped reverse steep declines in international stocks from earlier in the period.

Still, pockets of the developed and developing markets, particularly in Europe, continued to struggle amid the global recession. After three consecutive monthly gains, the MSCI® All Country World Index ex USA declined slightly for June.

Bond investors grew confident, sought out higher yields

As the fiscal half-year began, investors panicked by the credit-market crisis sought shelter in U.S. Treasury bonds, considered

Market Barometer

			Total Returns
		Periods Ended June 30, 2009
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	4.32%	-26.69%	-1.85%
Russell 2000 Index (Small-caps)	2.64	-25.01	-1.71
Dow Jones U.S. Total Stock Market Index	5.00	-26.11	-1.47
MSCI All Country World Index ex USA (International)	14.35	-30.54	4.95

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	1.90%	6.05%	5.01%
Barclays Capital Municipal Bond Index	6.43	3.77	4.14
Citigroup Three-Month U.S. Treasury Bill Index	0.10	0.78	3.02

CPI
Consumer Price Index	2.60%	-1.43%	2.60%

the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

By mid-March, investors had gained confidence from the federal government’s efforts to thaw the credit market and stimulate the economy. Bond investors were more optimistic and more willing to take on risk; they shifted their focus away from Treasuries to higher-yielding corporate bonds. For the six months, the Barclays Capital U.S. Aggregate Bond Index returned about 2%, while high-yield bonds, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index, returned about 30%.

Despite some murmurs in the market about longer-term inflation risks, the Federal Reserve in recent months unveiled plans to purchase Treasury and mortgage-backed securities. The Fed hoped to drive up the securities’ prices and push down yields, and thus keep borrowing costs, such as home mortgage-loan rates, low. Government initiatives also helped bring down municipal bond yields, which earlier in the period were higher than those of Treasuries, a reversal in the traditional relationship between taxable and tax-exempt yields. For the six months, the tax-exempt bond market returned more than 6%.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	Signal	ETF	Peer
	Shares	Shares	Shares	Shares	Shares	Group
Extended Market Index Fund	0.30%	0.15%	0.09%	0.15%	0.15%	1.30%
Mid-Cap Index Fund	0.27	0.15	0.09	0.15	0.15	1.30
Mid-Cap Growth Index Fund	0.30	—	—	—	0.15	1.49
Mid-Cap Value Index Fund	0.30	—	—	—	0.15	1.41

The fund expense ratios shown are from the prospectuses dated April 29, 2009, and represent estimated costs for the current fiscal year based on each fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the funds’ annualized expense ratios were: for the Extended Market Index Fund, 0.30% for Investor Shares, 0.15% for Admiral Shares, 0.09% for Institutional Shares, 0.15% for Signal Shares, and 0.15% for ETF Shares; for the Mid-Cap Index Fund, 0.27% for Investor Shares, 0.15% for Admiral Shares, 0.09% for Institutional Shares, 0.15% for Signal Shares, and 0.15% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.30% for Investor Shares and 0.15% for ETF Shares; for the Mid-Cap Value Index Fund, 0.30% for Investor Shares and 0.15% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008.

The Fed kept the target for short-term interest rates at an all-time low of 0% to 0.25% throughout the period.

Growth stocks benefited most from the market rally

During the first six months of 2009, growth stocks regained favor and investors gravitated toward profitable companies with little debt. Of Vanguard’s four mid-cap index funds, the Mid-Cap Growth Index Fund performed the best. The technology sector led the fund’s advance, as corporations resumed spending on computer hardware, computer software, and communications equipment, after trimming their tech budgets in 2008 in response to the worldwide recession. Strong gains by the energy sector also added to the fund’s performance. A rally in oil prices pushed up demand for energy equipment and services stocks. Of the fund’s ten sectors, only the tiny utilities group produced a negative return.

At the other end of the spectrum, the Mid-Cap Value Index Fund posted the lowest return of the four funds. The consumer discretionary, information technology, and energy sectors all produced sizable gains, but these results were muted by a further retreat among financials, as banks and insurance companies continued to wrestle with issues related to the credit crunch and real estate investment trusts grappled with the downturn in commercial real estate. The fund’s performance was also dampened by a small decline among midsize utilities.

The Mid-Cap Index Fund, which is essentially a combination of the Mid-Cap Growth and Mid-Cap Value Index Funds, performed near the midpoint of these two funds’ returns, and its performance echoed the same themes. Information technology holdings were by far the strongest contributors, while consumer discretionary and energy companies also produced notable gains. Financial and utility stocks lagged.

Because the Extended Market Index Fund is heavily weighted with mid-cap holdings, its return was similar to that of the Mid-Cap Index Fund. However, the fund’s mandate is broader because it also encompasses small-cap companies, which nudged the fund’s return higher.

Throughout the fiscal half-year, the funds’ advisor, Vanguard Quantitative Equity Group, relied on its skilled portfolio management, sophisticated risk-control and trading systems, and low expense ratios to deliver market-tracking results.

Evaluate risk with a long-term approach

Investors’ resolve has been severely tested over the past 18 months. In 2008, the U.S. financial markets endured their worst calendar year since the 1930s. The first two months of 2009 brought more bad news and falling prices before U.S. stocks rebounded to make the second quarter the best since 2003.

Nobody can predict with certainty how the markets will perform for the remainder of the year. However, the magnitude and speed of the stock market’s recent swings underscore the importance of avoiding investment decisions based on emotion, particularly when the markets are volatile. Rash decisions can lead to disappointment.

Of course, even the most patient investor has faced challenging times in recent fiscal periods. Risk is a constant companion in the financial markets, but our long experience suggests ways to help manage it. Vanguard encourages investors to maintain a balanced portfolio of stock, bond, and money market funds. The proportions in each asset class should be consistent with your goals, time horizon, and tolerance for the market’s unavoidable peaks and valleys. After you determine your asset allocation, we encourage you to take a long-term view, tuning out the market’s constant din.

For investors seeking exposure to midsize companies in the U.S. stock market, Vanguard’s mid-cap index funds can play a valuable role in a balanced portfolio, because their broad diversification, modest trading activity, and low costs represent pillars of a prudent approach to building long-term wealth.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

July 17, 2009

Vanguard Extended Market ETF
Premium/Discount: June 30, 2004, Through June 30, 2009

	Market Price Above or			Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0-24.9	545	43.26%	683	54.20%
25-49.9	9	0.71	20	1.59
50-74.9	0	0.00	2	0.16
75-100.0	0	0.00	0	0.00
>100.0	0	0.00	1	0.08
Total	554	43.97%	706	56.03%

Vanguard Mid-Cap ETF
Premium/Discount: June 30, 2004, Through June 30, 2009

	Market Price Above or			Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0-24.9	645	51.19%	591	46.91%
25-49.9	9	0.71	9	0.71
50-74.9	1	0.08	2	0.16
75-100.0	1	0.08	1	0.08
>100.0	1	0.08	0	0.00
Total	657	52.14%	603	47.86%

Vanguard Mid-Cap Growth ETF
Premium/Discount: August 17, 2006,[1] Through June 30, 2009

	Market Price Above or			Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0-24.9	367	50.76%	338	46.74%
25-49.9	6	0.83	8	1.11
50-74.9	1	0.14	2	0.28
75-100.0	0	0.00	0	0.00
>100.0	1	0.14	0	0.00
Total	375	51.87%	348	48.13%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

Vanguard Mid-Cap Value ETF
Premium/Discount: August 17, 2006,[1] Through June 30, 2009

	Market Price Above or			Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0-24.9	391	54.08%	305	42.19%
25-49.9	10	1.38	6	0.83
50-74.9	1	0.14	3	0.41
75-100.0	2	0.28	0	0.00
>100.0	4	0.55	1	0.14
Total	408	56.43%	315	43.57%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

Extended Market Index Fund

Fund Profile

As of June 30, 2009

Share-Class Characteristics
	Investor	Admiral	Institutional	Signal	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VEXMX	VEXAX	VIEIX	VEMSX	VXF
Expense Ratio[1]	0.30%	0.15%	0.09%	0.15%	0.15%
30-Day SEC Yield	1.35%	1.52%	1.57%	1.52%	1.52%

Portfolio Characteristics
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	Index
Number of Stocks	3,015	3,572	4,399
Median Market Cap	$1.6B	$1.6B	$24.2B
Price/Earnings Ratio	40.1x	39.3x	18.6x
Price/Book Ratio	1.6x	1.6x	1.9x
Return on Equity	12.8%	13.0%	19.7%
Earnings Growth Rate	10.5%	10.9%	13.5%
Dividend Yield	1.4%	1.3%	2.2%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	11%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
		DJ
	S&P	U.S. Total
	Completion	Market
	Index	Index
R-Squared	1.00	0.96
Beta	1.00	1.17

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)

Visa Inc.	Data Processing &
	Outsourced
	Services	1.3%
Activision Blizzard, Inc.	Home
	Entertainment
	Software	0.4
Bunge Ltd.	Agricultural
	Products	0.4
The Mosaic Co.	Fertilizers &
	Agricultural
	Chemicals	0.4
First Solar, Inc.	Electrical
	Components &
	Equipment	0.4
NRG Energy, Inc.	Independent Power
	Producers & Energy
	Traders	0.4
Vertex Pharmaceuticals,	Biotechnology
Inc.		0.4
Petrohawk Energy Corp.	Oil & Gas
	Exploration &
	Production	0.4
Discovery	Broadcasting
Communications Inc.		0.4
Crown Castle	Wireless
International Corp.	Telecommunication
	Services	0.4
Top Ten		4.9%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectuses dated April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the fund’s annualized expense ratios were 0.30% for Investor Shares, 0.15% for Admiral Shares, 0.09% for Institutional Shares, 0.15% for Signal Shares, and 0.15% for ETF Shares.

Extended Market Index Fund

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	Index
Consumer
Discretionary	13.5%	13.6%	9.7%
Consumer Staples	3.8	3.7	10.4
Energy	6.3	6.5	11.8
Financials	17.4	17.2	15.0
Health Care	13.3	13.1	13.6
Industrials	15.1	15.1	10.3
Information
Technology	17.3	17.4	18.2
Materials	6.0	6.0	3.6
Telecommunication
Services	1.9	2.0	3.2
Utilities	5.4	5.4	4.2

Investment Focus

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1998, Through June 30, 2009

Note: For 2009, performance data reflect the six months ended June 30, 2009.

Spliced Extended Market Index: Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

Average Annual Total Returns: Periods Ended June 30, 2009

	Inception Date	One Year	Five Years	Ten Years
Investor Shares	12/21/1987	-27.82%	-0.31%	1.39%
Admiral Shares	11/13/2000	-27.72	-0.17	0.86*
Institutional Shares	7/7/1997	-27.66	-0.13	1.56
Signal Shares	9/1/2006	-27.73	—	-9.02*
ETF Shares	12/27/2001
Market Price		-27.79	-0.15	2.88*
Net Asset Value		-27.70	-0.16	2.89*
* Return since inception.

Vanguard fund total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See Financial Highlights for dividend and capital gains information.

Extended Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets-Investments Summary

As of June 30, 2009

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
	Ross Stores, Inc.	770,711	29,749	0.3%
*	Priceline.com, Inc.	253,196	28,244	0.3%
	Cablevision Systems NY Group Class A	1,450,223	28,149	0.3%
	BorgWarner, Inc.	708,606	24,199	0.3%
	Advance Auto Parts, Inc.	577,747	23,971	0.3%
*	Dollar Tree, Inc.	551,482	23,217	0.2%
*	DISH Network Corp.	1,278,696	20,728	0.2%
	Consumer Discretionary-Other		1,189,662	11.5%
			1,367,919	13.4%
Consumer Staples
	Bunge Ltd.	741,994	44,705	0.4%
	Church & Dwight, Inc.	427,174	23,200	0.2%
*	Energizer Holdings, Inc.	421,356	22,012	0.2%
*	Ralcorp Holdings, Inc.	344,215	20,970	0.2%
	Consumer Staples-Other		271,557	2.8%
			382,444	3.8%
Energy
*	Petrohawk Energy Corp.	1,675,149	37,356	0.4%
*	Ultra Petroleum Corp.	919,428	35,858	0.4%
*	Pride International, Inc.	1,056,227	26,469	0.3%
*	Newfield Exploration Co.	808,251	26,406	0.3%
	Energy-Other		512,012	4.9%
			638,101	6.3%
Financials
	Everest Re Group, Ltd.	374,124	26,776	0.3%
	BlackRock, Inc.	151,955	26,656	0.3%
*	TD Ameritrade Holding Corp.	1,456,496	25,547	0.3%
	New York Community Bancorp, Inc.	2,099,260	22,441	0.2%
	Financials-Other		1,657,026	16.2%
			1,758,446	17.3%

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
*	Vertex Pharmaceuticals, Inc.	1,052,689	37,518	0.4%
*	Illumina, Inc.	748,113	29,132	0.3%
*	Henry Schein, Inc.	548,392	26,295	0.3%
*	Cerner Corp.	411,477	25,631	0.3%
*	Edwards Lifesciences Corp.	340,593	23,171	0.2%
*	Hologic, Inc.	1,560,383	22,204	0.2%
	Beckman Coulter, Inc.	384,199	21,953	0.2%
*	Myriad Genetics, Inc.	580,726	20,703	0.2%
*	Alexion Pharmaceuticals, Inc.	499,095	20,523	0.2%
	Health Care-Other		1,111,184	10.8%
			1,338,314	13.1%
Industrials
*	First Solar, Inc.	262,021	42,479	0.4%
*	McDermott International, Inc.	1,389,663	28,224	0.3%
*	Delta Air Lines Inc.	4,691,965	27,166	0.3%
*	URS Corp.	505,674	25,041	0.3%
	Roper Industries Inc.	550,514	24,944	0.3%
	AMETEK, Inc.	653,175	22,587	0.2%
	Joy Global Inc.	621,569	22,202	0.2%
	Industrials-Other		1,330,521	13.0%
			1,523,164	15.0%
Information Technology
	Visa Inc.	2,161,103	134,550	1.3%
*	Activision Blizzard, Inc.	3,597,671	45,439	0.4%
	Maxim Integrated Products, Inc.	1,853,372	29,079	0.3%
*	Red Hat, Inc.	1,155,727	23,265	0.2%
*	SAIC, Inc.	1,239,555	22,994	0.2%
	Information Technology-Other		1,490,948	14.8%
			1,746,275	17.2%
Materials
	The Mosaic Co.	972,888	43,099	0.4%
*	Crown Holdings, Inc.	972,814	23,484	0.2%
	Martin Marietta Materials, Inc.	270,769	21,358	0.2%
	FMC Corp.	441,943	20,904	0.2%
	Celanese Corp. Series A	873,205	20,739	0.2%
	Materials-Other		478,020	4.8%
			607,604	6.0%
Telecommunication Services
*	Crown Castle International Corp.	1,503,235	36,108	0.4%
	Telecommunication Services-Other		159,981	1.5%
			196,089	1.9%
Utilities
*	NRG Energy, Inc.	1,613,615	41,889	0.4%
*	Calpine Corp.	2,607,945	29,079	0.3%
	MDU Resources Group, Inc.	1,118,584	21,220	0.2%
	NSTAR	649,702	20,862	0.2%
	Utilities-Other		430,621	4.2%
			543,671	5.3%
Total Common Stocks (Cost $12,423,518)			10,102,027	99.3%[1]

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	0.395%	244,209,694	244,210	2.4%

4U.S. Government and Agency Obligations			9,998	0.1%
Total Temporary Cash Investments (Cost $254,205)			254,208	2.5%[1]
^Total Investments (Cost $12,677,723)			10,356,235	101.8%
Other Assets and Liabilities
Other Assets			59,668	0.6%
Liabilities[3]			(240,526)	(2.4%)
			(180,858)	(1.8%)
Net Assets			10,175,377	100.0%

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	13,916,503
Undistributed Net Investment Income	31,358
Accumulated Net Realized Losses	(1,450,898)
Unrealized Appreciation (Depreciation)
Investment Securities	(2,321,488)
Futures Contracts	(98)
Net Assets	10,175,377

Investor Shares-Net Assets
Applicable to 130,988,500 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,431,369
Net Asset Value Per Share-Investor Shares	$26.20

Admiral Shares-Net Assets
Applicable to 69,073,536 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,810,243
Net Asset Value Per Share-Admiral Shares	$26.21

Signal Shares-Net Assets
Applicable to 60,034,498 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,352,098
Net Asset Value Per Share-Signal Shares	$22.52

Extended Market Index Fund

At June 30, 2009, net assets consisted of:
Amount
($000)
Institutional Shares-Net Assets
Applicable to 112,473,412 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,948,638
Net Asset Value Per Share-Institutional Shares	$26.22

ETF Shares-Net Assets
Applicable to 18,318,517 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	633,029
Net Asset Value Per Share-ETF Shares	$34.56

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	The total value of securities on loan is $156,353,000.

Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represents 1% or less of net assets.

1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.9%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $178,427,000 of collateral received for securities on loan.

4Securities with a value of $9,998,000 have been segregated as initial margin for open futures contracts. REIT-Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends	51,720
Interest[1]	214
Security Lending	7,277
Total Income	59,211
Expenses
The Vanguard Group-Note B
Investment Advisory Services	210
Management and Administrative-Investor Shares	3,662
Management and Administrative-Admiral Shares	830
Management and Administrative-Signal Shares	578
Management and Administrative-Institutional Shares	538
Management and Administrative-ETF Shares	242
Marketing and Distribution-Investor Shares	446
Marketing and Distribution-Admiral Shares	220
Marketing and Distribution-Signal Shares	188
Marketing and Distribution-Institutional Shares	381
Marketing and Distribution-ETF Shares	78
Custodian Fees	374
Shareholders’ Reports and Proxies-Investor Shares	164
Shareholders’ Reports and Proxies-Admiral Shares	14
Shareholders’ Reports and Proxies-Signal Shares	17
Shareholders’ Reports and Proxies-Institutional Shares	16
Shareholders’ Reports and Proxies-ETF Shares	34
Trustees’ Fees and Expenses	8
Total Expenses	8,000
Net Investment Income	51,211
Realized Net Gain (Loss)
Investment Securities Sold	175,534
Futures Contracts	2,841
Realized Net Gain (Loss)	178,375
Change in Unrealized Appreciation (Depreciation)
Investment Securities	623,504
Futures Contracts	(3,607)
Change in Unrealized Appreciation (Depreciation)	619,897
Net Increase (Decrease) in Net Assets Resulting from Operations	849,483
1 Interest income from an affiliated company of the fund was $160,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,211	158,203
Realized Net Gain (Loss)	178,375	(257,426)
Change in Unrealized Appreciation (Depreciation)	619,897	(5,332,324)
Net Increase (Decrease) in Net Assets Resulting from Operations	849,483	(5,431,547)
Distributions
Net Investment Income
Investor Shares	(758)	(52,024)
Admiral Shares	(890)	(31,634)
Signal Shares	(645)	(24,173)
Institutional Shares	(1,466)	(46,301)
ETF Shares	(293)	(9,379)
Realized Capital Gain
Investor Shares	-	-
Admiral Shares	-	-
Signal Shares	-	-
Institutional Shares	-	-
ETF Shares	-	-
Total Distributions	(4,052)	(163,511)
Capital Share Transactions
Investor Shares	81,323	(145,336)
Admiral Shares	(33,129)	17,030
Signal Shares	14,330	(27,503)
Institutional Shares	251,542	623,997
ETF Shares	74,193	190,528
Net Increase (Decrease) from Capital Share Transactions	388,259	658,716
Total Increase (Decrease)	1,233,690	(4,936,342)
Net Assets
Beginning of Period	8,941,687	13,878,029
End of Period[1]	10,175,377	8,941,687
1 Net Assets-End of Period includes undistributed (overdistributed) net investment income of $31,358,000 and ($15,801,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$24.01	$39.89	$38.68	$34.26	$31.36	$26.66
Investment Operations
Net Investment Income	.120	.392	.453	.447	.350	.284
Net Realized and Unrealized Gain (Loss)
on Investments	2.076	(15.862)	1.214	4.440	2.880	4.701
Total from Investment Operations	2.196	(15.470)	1.667	4.887	3.230	4.985
Distributions
Dividends from Net Investment Income	(.006)	(.410)	(.457)	(.467)	(.330)	(.285)
Distributions from Realized Capital Gains	-	-	-	-	-	-
Total Distributions	(.006)	(.410)	(.457)	(.467)	(.330)	(.285)
Net Asset Value, End of Period	$26.20	$24.01	$39.89	$38.68	$34.26	$31.36

Total Return[1]	9.15%	-38.73%	4.33%	14.27%	10.29%	18.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,431	$3,080	$5,254	$6,172	$5,441	$5,484
Ratio of Total Expenses to
Average Net Assets	0.30%[2]	0.25%	0.24%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.36%[2]	1.22%	1.13%	1.22%	1.12%	1.05%
Portfolio Turnover Rate[3]	11%[2]	13%	14%	16%	27%[4]	17%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$24.01	$39.90	$38.70	$34.28	$31.36	$26.66
Investment Operations
Net Investment Income	.138	.443	.510	.503	.409	.315
Net Realized and Unrealized Gain (Loss)
on Investments	2.075	(15.881)	1.214	4.440	2.880	4.701
Total from Investment Operations	2.213	(15.438)	1.724	4.943	3.289	5.016
Distributions
Dividends from Net Investment Income	(.013)	(.452)	(.524)	(.523)	(.369)	(.316)
Distributions from Realized Capital Gains	-	-	-	-	-	-
Total Distributions	(.013)	(.452)	(.524)	(.523)	(.369)	(.316)
Net Asset Value, End of Period	$26.21	$24.01	$39.90	$38.70	$34.28	$31.36

Total Return	9.23%	-38.63%	4.48%	14.43%	10.47%	18.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,810	$1,705	$2,811	$3,137	$2,379	$1,353
Ratio of Total Expenses to
Average Net Assets	0.15%[1]	0.10%	0.09%	0.10%	0.10%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.51%[1]	1.37%	1.28%	1.37%	1.27%	1.15%
Portfolio Turnover Rate[2]	11%[1]	13%	14%	16%	27%[3]	17%

1	Annualized.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3	Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Signal Shares
	Six Months			Sept. 1,
	Ended	Year Ended		2006[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.64	$34.29	$33.26	$30.79
Investment Operations
Net Investment Income	.119	.381	.443	.173
Net Realized and Unrealized Gain (Loss) on Investments	1.772	(13.642)	1.035	2.698
Total from Investment Operations	1.891	(13.261)	1.478	2.871
Distributions
Dividends from Net Investment Income	(.011)	(.389)	(.448)	(.401)
Distributions from Realized Capital Gains	-	-	-	-
Total Distributions	(.011)	(.389)	(.448)	(.401)
Net Asset Value, End of Period	$22.52	$20.64	$34.29	$33.26

Total Return	9.18%	-38.61%	4.46%	9.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,352	$1,230	$2,079	$408
Ratio of Total Expenses to Average Net Assets	0.15%[2]	0.10%	0.09%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	1.51%[2]	1.37%	1.28%	1.37%[2]
Portfolio Turnover Rate[3]	11%[2]	13%	14%	16%

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$24.02	$39.91	$38.71	$34.29	$31.38	$26.67
Investment Operations
Net Investment Income	.145	.458	.523	.513	.419	.343
Net Realized and Unrealized Gain (Loss)
on Investments	2.069	(15.882)	1.214	4.440	2.880	4.701
Total from Investment Operations	2.214	(15.424)	1.737	4.953	3.299	5.044
Distributions
Dividends from Net Investment Income	(.014)	(.466)	(.537)	(.533)	(.389)	(.334)
Distributions from Realized Capital Gains	-	-	-	-	-	-
Total Distributions	(.014)	(.466)	(.537)	(.533)	(.389)	(.334)
Net Asset Value, End of Period	$26.22	$24.02	$39.91	$38.71	$34.29	$31.38

Total Return	9.23%	-38.58%	4.51%	14.46%	10.50%	18.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,949	$2,442	$3,175	$2,621	$2,361	$2,136
Ratio of Total Expenses to
Average Net Assets	0.09%[1]	0.06%	0.06%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.57%[1]	1.41%	1.31%	1.40%	1.30%	1.22%
Portfolio Turnover Rate[2]	11%[1]	13%	14%	16%	27%[3]	17%

1	Annualized.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3	Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Financial Highlights

ETF Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008[1]	2007[1]	2006[1]	2005[1]	2004[1]
Net Asset Value, Beginning of Period	$31.67	$52.62	$51.03	$45.20	$41.37	$35.19
Investment Operations
Net Investment Income	.182	.595	.695	.669	.532	.398
Net Realized and Unrealized Gain (Loss)
on Investments	2.726	(20.935)	1.592	5.858	3.806	6.189
Total from Investment Operations	2.908	(20.340)	2.287	6.527	4.338	6.587
Distributions
Dividends from Net Investment Income	(.018)	(.610)	(.697)	(.697)	(.508)	(.407)
Distributions from Realized Capital Gains	-	-	-	-	-	-
Total Distributions	(.018)	(.610)	(.697)	(.697)	(.508)	(.407)
Net Asset Value, End of Period	$34.56	$31.67	$52.62	$51.03	$45.20	$41.37

Total Return	9.19%	-38.60%	4.49%	14.46%	10.48%	18.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$633	$484	$559	$409	$368	$231
Ratio of Total Expenses to
Average Net Assets	0.15%[2]	0.08%	0.08%	0.08%	0.08%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.51%[2]	1.39%	1.29%	1.39%	1.29%	1.12%
Portfolio Turnover Rate[3]	11%[2]	13%	14%	16%	27%[4]	17%

1	Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005Ð2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Extended Market Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $2,344,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.94% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1-Quoted prices in active markets for identical securities.

Level 2-Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3-Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,102,016	11	-
Temporary Cash Investments	244,210	9,998	-
Futures Contracts-Assets[1]	2	-	-
Futures Contracts-Liabilities[1]	(123)	-	-
Total	10,346,105	10,009	-
1 Represents variation margin on the last day of the reporting period.

Extended Market Index Fund

D. At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	September 2009	950	48,184	3
S&P MidCap 400 Index	September 2009	58	16,724	(101)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2009, the fund realized $273,830,000 of net capital gains resulting from in-kind redemptions-in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $1,282,581,000 to offset future net capital gains of $100,407,000 through December 31, 2011, $60,375,000 through December 31, 2014, $168,517,000 through December 31, 2015, $708,199,000 through December 31, 2016, and $245,083,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $12,677,723,000. Net unrealized depreciation of investment securities for tax purposes was $2,321,488,000, consisting of unrealized gains of $996,804,000 on securities that had risen in value since their purchase and $3,318,292,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2009, the fund purchased $1,564,497,000 of investment securities and sold $1,102,759,000 of investment securities, other than temporary cash investments.

Extended Market Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	398,675	16,846	816,164	25,353
Issued in Lieu of Cash Distributions	735	36	50,355	2,207
Redeemed	(318,087)	(14,147)	(1,011,855)	(31,028)
Net Increase (Decrease)-Investor Shares	81,323	2,735	(145,336)	(3,468)
Admiral Shares
Issued	113,853	4,825	405,123	13,178
Issued in Lieu of Cash Distributions	771	38	27,416	1,202
Redeemed	(147,753)	(6,777)	(415,509)	(13,844)
Net Increase (Decrease)-Admiral Shares	(33,129)	(1,914)	17,030	536
Signal Shares
Issued	198,211	9,668	497,458	18,247
Issued in Lieu of Cash Distributions	615	35	23,189	1,184
Redeemed	(184,496)	(9,289)	(548,150)	(20,434)
Net Increase (Decrease)-Signal Shares	14,330	414	(27,503)	(1,003)
Institutional Shares
Issued	609,010	26,456	1,258,019	41,148
Issued in Lieu of Cash Distributions	1,351	66	43,456	1,909
Redeemed	(358,819)	(15,743)	(677,478)	(20,908)
Net Increase (Decrease)-Institutional Shares	251,542	10,779	623,997	22,149
ETF Shares
Issued	691,287	25,030	1,742,565	40,470[1]
Issued in Lieu of Cash Distributions	-	-	-	-
Redeemed	(617,094)	(22,000)	(1,552,037)	(35,800)[1]
Net Increase (Decrease)-ETF Shares	74,193	3,030	190,528	4,670[1]
1 Shares adjusted to reflect a 2-for-1 split as of the close of business on June 13, 2008.

H. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

Mid-Cap Index Fund

Fund Profile

As of June 30, 2009

Share-Class Characteristics
	Investor	Admiral	Institutional	Signal	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VIMSX	VIMAX	VMCIX	VMISX	VO
Expense Ratio[1]	0.27%	0.15%	0.09%	0.15%	0.15%
30-Day SEC Yield	1.57%	1.70%	1.76%	1.70%	1.70%

Portfolio Characteristics
		MSCI US	DJ
		Mid Cap	U.S. Total
		450	Market
	Fund	Index	Index
Number of Stocks	457	454	4,399
Median Market Cap	$3.7B	$3.7B	$24.2B
Price/Earnings Ratio	25.4x	25.2x	18.6x
Price/Book Ratio	1.7x	1.7x	1.9x
Return on Equity	15.9%	15.9%	19.7%
Earnings Growth Rate	12.4%	12.4%	13.5%
Dividend Yield	1.7%	1.7%	2.2%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	30%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
		DJ
	MSCI US	U.S. Total
	Mid Cap 450	Market
	Index	Index
R-Squared	1.00	0.95
Beta	1.00	1.14

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)

Bunge Ltd.	Agricultural
	Products	0.5%
Fiserv, Inc.	Data Processing &
	Outsourced
	Services	0.5
Life Technologies Corp.	Life Sciences Tools
	& Services	0.5
IntercontinentalExchange	Specialized Finance
Inc.		0.5
Computer Sciences Corp.	Data Processing &
	Outsourced
	Services	0.5
Rockwell Collins, Inc.	Aerospace &
	Defense	0.5
Range Resources Corp.	Oil & Gas
	Exploration &
	Production	0.5
El Paso Corp.	Oil & Gas Storage &
	Transportation	0.5
McAfee Inc.	Systems Software	0.5
Intuitive Surgical, Inc.	Health Care
	Equipment	0.5
Top Ten		5.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectuses dated April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the fund’s annualized expense ratios were 0.27% for Investor Shares, 0.15% for Admiral Shares, 0.09% for Institutional Shares, 0.15% for Signal Shares, and 0.15% for ETF Shares.

Mid-Cap Index Fund

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Mid Cap	U.S. Total
		450	Market
	Fund	Index	Index
Consumer
Discretionary	14.6%	14.5%	9.7%
Consumer Staples	4.7	4.7	10.4
Energy	8.0	8.0	11.8
Financials	17.1	16.9	15.0
Health Care	11.0	11.0	13.6
Industrials	13.0	12.9	10.3
Information
Technology	15.6	15.6	18.2
Materials	6.9	6.9	3.6
Telecommunication
Services	1.9	2.3	3.2
Utilities	7.2	7.2	4.2

Investment Focus

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1998, Through June 30, 2009

Note: For 2009, performance data reflect the six months ended June 30, 2009.

Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003, MSCI US Mid Cap 450 Index thereafter.

Average Annual Total Returns: Periods Ended June 30, 2009

	Inception Date	One Year	Five Years	Ten Years
Investor Shares	5/21/1998	-31.58%	-0.33%	4.19%
Admiral Shares	11/12/2001	-31.51	-0.22	3.47*
Institutional Shares	5/21/1998	-31.52	-0.18	4.34
Signal Shares	3/30/2007	-31.51	—	-17.95*
ETF Shares	1/26/2004
Market Price		-31.47	-0.22	0.00*
Net Asset Value		-31.51	-0.23	0.00*
* Return since inception.

Vanguard fund total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (14.6%)
	H & R Block, Inc.	3,572,724	61,558
	Mattel, Inc.	3,778,142	60,639
	Genuine Parts Co.	1,678,920	56,345
*	O’Reilly Automotive, Inc.	1,419,128	54,040
	Ross Stores, Inc.	1,363,781	52,642
	Cablevision Systems
	NY Group Class A	2,551,468	49,524
	International Game
	Technology	3,113,736	49,508
	Tim Hortons, Inc.	1,913,671	46,961
*	Priceline.com, Inc.	410,383	45,778
	Darden Restaurants Inc.	1,369,505	45,166
	Starwood Hotels &
	Resorts Worldwide, Inc.	1,928,954	42,823
	BorgWarner, Inc.	1,215,877	41,522
	Advance Auto Parts, Inc.	998,176	41,414
*	ITT Educational
	Services, Inc.	409,115	41,182
*	Dollar Tree, Inc.	955,226	40,215
	Harley-Davidson, Inc.	2,462,235	39,913
	Family Dollar Stores, Inc.	1,401,054	39,650
*	GameStop Corp. Class A	1,640,075	36,098
	Limited Brands, Inc.	2,885,771	34,543
*	CarMax, Inc.	2,316,492	34,052
	DeVry, Inc.	679,426	33,998
	Nordstrom, Inc.	1,702,721	33,867
	Whirlpool Corp.	775,305	32,997
	Tiffany & Co.	1,297,648	32,908
	Strayer Education, Inc.	148,488	32,387
	Hasbro, Inc.	1,319,160	31,976
*	Discovery
	Communications Inc.
	Class A	1,411,868	31,838
	Polo Ralph Lauren Corp.	588,393	31,503
*	Expedia, Inc.	2,065,756	31,214
*	Discovery
	Communications Inc.
	Class C	1,482,300	30,432

			Market
			Value•
		Shares	($000)
	Newell Rubbermaid, Inc.	2,918,879	30,386
*	Liberty Media Corp.Ð
	Interactive Series A	5,938,843	29,754
	PetSmart, Inc.	1,339,920	28,755
	D. R. Horton, Inc.	3,004,882	28,126
	American Eagle
	Outfitters, Inc.	1,955,744	27,713
*	Urban Outfitters, Inc.	1,325,812	27,670
	Virgin Media Inc.	2,936,136	27,453
*	The Goodyear Tire &
	Rubber Co.	2,411,488	27,153
*,^	Wynn Resorts Ltd.	769,199	27,153
	Scripps Networks
	Interactive	937,277	26,084
	Autoliv, Inc.	883,096	25,407
	The Stanley Works	748,350	25,324
*	Interpublic Group
	of Cos., Inc.	5,014,514	25,323
*	Toll Brothers, Inc.	1,442,560	24,480
*	NVR, Inc.	47,999	24,114
	Leggett & Platt, Inc.	1,570,684	23,922
	Abercrombie & Fitch Co.	917,634	23,299
	Wyndham
	Worldwide Corp.	1,867,915	22,639
	Washington Post Co.
	Class B	64,091	22,572
*	Mohawk Industries, Inc.	611,977	21,835
*	LKQ Corp.	1,326,144	21,815
*,^	Netflix.com, Inc.	524,911	21,700
*	AutoNation, Inc.	1,211,697	21,023
	Pulte Homes, Inc.	2,316,493	20,455
*	Penn National
	Gaming, Inc.	700,006	20,377
^	Royal Caribbean
	Cruises, Ltd.	1,462,878	19,807
*	Marvel Entertainment, Inc.	541,227	19,262
	Brinker International, Inc.	1,074,047	18,291
	Black & Decker Corp.	633,891	18,167
	Burger King Holdings Inc.	993,129	17,151
	Foot Locker, Inc.	1,632,965	17,097
	Wendy’s/Arby’s Group, Inc.	4,201,897	16,808

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	MGM Mirage, Inc.	2,431,843	15,539
	Guess ?, Inc.	594,978	15,339
*	Chipotle Mexican Grill, Inc.
	Class B	195,187	13,622
	Harman International
	Industries, Inc.	694,321	13,053
	Lennar Corp. Class A	1,296,901	12,567
*,^	Chipotle Mexican Grill, Inc.	152,230	12,178
	WABCO Holdings Inc.	674,456	11,938
*,^	Lamar Advertising Co.
	Class A	764,298	11,671
	Centex Corp.	1,306,309	11,051
	Weight Watchers
	International, Inc.	363,534	9,368
	Eastman Kodak Co.	2,817,250	8,339
*	Clear Channel Outdoor
	Holdings, Inc. Class A	428,403	2,271
	Lennar Corp. Class B	63,528	483
			2,125,227
Consumer Staples (4.7%)
	Bunge Ltd.	1,282,040	77,243
	J.M. Smucker Co.	1,248,347	60,744
*	Dr. Pepper Snapple
	Group, Inc.	2,674,035	56,663
	McCormick & Co., Inc.	1,241,364	40,382
	Church & Dwight, Inc.	739,398	40,157
	Tyson Foods, Inc.	3,082,608	38,872
	The Estee Lauder Cos. Inc.
	Class A	1,187,722	38,803
*	Dean Foods Co.	1,901,179	36,484
*	Ralcorp Holdings, Inc.	596,310	36,327
*	Energizer Holdings, Inc.	678,545	35,447
	SUPERVALU Inc.	2,231,700	28,900
^	Whole Foods Market, Inc.	1,479,888	28,088
	Hormel Foods Corp.	779,724	26,932
*	Constellation Brands, Inc.
	Class A	2,051,395	26,012
*	Hansen Natural Corp.	828,169	25,524
	Alberto-Culver Co.	930,245	23,656
	Flowers Foods, Inc.	879,545	19,209
*	Smithfield Foods, Inc.	1,361,071	19,014
	PepsiAmericas, Inc.	671,065	17,991
*	Mead Johnson
	Nutrition Co.	341,934	10,863
			687,311
Energy (8.0%)
	Range Resources Corp.	1,646,577	68,185
	El Paso Corp.	7,363,247	67,963
*	Cameron
	International Corp.	2,286,252	64,701
	CONSOL Energy, Inc.	1,903,440	64,641
*	Petrohawk Energy Corp.	2,892,800	64,509
	ENSCO International, Inc.	1,494,883	52,127
*	FMC Technologies Inc.	1,318,030	49,532
*	Nabors Industries, Inc.	2,999,639	46,734
*	Pride International, Inc.	1,829,680	45,852

			Market
			Value•
		Shares	($000)
*	Newfield Exploration Co.	1,394,009	45,542
	BJ Services Co.	3,077,992	41,953
*	Denbury Resources, Inc.	2,603,999	38,357
*	Plains Exploration &
	Production Co.	1,266,175	34,643
*	Kinder Morgan
	Management, LLC	760,396	34,347
	Helmerich & Payne, Inc.	1,110,186	34,271
	Cabot Oil & Gas Corp.	1,089,185	33,373
	Pioneer Natural
	Resources Co.	1,218,719	31,077
	Sunoco, Inc.	1,231,972	28,582
*	Oceaneering
	International, Inc.	575,827	26,027
	Cimarex Energy Co.	877,757	24,876
*	EXCO Resources, Inc.	1,888,889	24,405
	Tidewater Inc.	543,320	23,292
	Arch Coal, Inc.	1,505,865	23,145
	Rowan Cos., Inc.	1,191,120	23,012
*	Dresser Rand Group, Inc.	863,886	22,547
	Patterson-UTI Energy, Inc.	1,613,768	20,753
*	Alpha Natural
	Resources, Inc.	747,219	19,630
	Tesoro Corp.	1,457,058	18,548
	Massey Energy Co.	900,726	17,600
*	Forest Oil Corp.	1,097,583	16,376
	Frontier Oil Corp.	1,094,375	14,347
*	Quicksilver
	Resources, Inc.	1,229,946	11,426
*	SandRidge Energy, Inc.	1,321,103	11,256
*	Exterran Holdings, Inc.	615,455	9,872
*	Continental
	Resources, Inc.	355,423	9,863
*	CNX Gas Corp.	317,216	8,333
			1,171,697
Financials (16.9%)
*	Intercontinental-
	Exchange Inc.	650,928	74,362
	HCP, Inc. REIT	2,872,030	60,858
	Unum Group	3,490,681	55,362
	People’s United
	Financial Inc.	3,665,818	55,134
	Fifth Third Bancorp	7,624,323	54,133
	Lincoln National Corp.	3,121,031	53,713
	Host Hotels &
	Resorts Inc. REIT	6,244,312	52,390
	Plum Creek
	Timber Co. Inc. REIT	1,749,793	52,109
	Discover
	Financial Services	5,060,078	51,967
*	SLM Corp.	4,925,506	50,585
	Ventas, Inc. REIT	1,646,494	49,164
	Avalonbay
	Communities, Inc. REIT	842,010	47,102
	Regions Financial Corp.	11,542,312	46,631
	Everest Re Group, Ltd.	647,405	46,335

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Willis Group Holdings Ltd.	1,753,232	45,111
	The Hartford Financial
	Services Group Inc.	3,428,154	40,692
	XL Capital Ltd. Class A	3,483,655	39,923
	Health Care Inc. REIT	1,146,147	39,084
	KeyCorp	7,419,786	38,880
	PartnerRe Ltd.	595,065	38,649
	Axis Capital Holdings Ltd.	1,418,586	37,139
	New York Community
	Bancorp, Inc.	3,451,688	36,899
	Kimco Realty Corp. REIT	3,630,311	36,485
	Legg Mason Inc.	1,492,261	36,381
	Cincinnati Financial Corp.	1,624,803	36,314
	ProLogis REIT	4,424,297	35,660
	Comerica, Inc.	1,593,698	33,707
	Torchmark Corp.	896,186	33,195
	W.R. Berkley Corp.	1,531,623	32,884
	Federal Realty Investment
	Trust REIT	622,799	32,087
	Fidelity National
	Financial, Inc. Class A	2,327,180	31,487
*	Nasdaq OMX Group, Inc.	1,477,123	31,477
	Eaton Vance Corp.	1,155,794	30,917
	Rayonier Inc. REIT	830,872	30,202
	RenaissanceRe
	Holdings Ltd.	648,295	30,172
	Assurant, Inc.	1,236,967	29,799
	HCC Insurance
	Holdings, Inc.	1,209,024	29,029
	Regency Centers Corp.
	REIT	829,805	28,968
	Nationwide Health
	Properties, Inc. REIT	1,078,845	27,769
	AMB Property Corp. REIT	1,476,000	27,764
*	Markel Corp.	98,115	27,639
	Digital Realty Trust, Inc.
	REIT	759,024	27,211
	First Horizon
	National Corp.	2,259,341	27,112
	Reinsurance Group of
	America, Inc.	765,552	26,725
*	Arch Capital Group Ltd.	446,455	26,153
	Cullen/Frost Bankers, Inc.	563,669	25,996
*,^	The St. Joe Co.	974,986	25,827
	SEI Investments Co.	1,410,828	25,451
	Brown & Brown, Inc.	1,268,144	25,274
*	Affiliated Managers
	Group, Inc.	432,932	25,192
	Old Republic
	International Corp.	2,476,273	24,391
	Transatlantic Holdings, Inc.	559,383	24,238
^	Realty Income Corp. REIT	1,099,624	24,104
	Liberty Property Trust
	REIT	1,041,269	23,991
	Huntington
	Bancshares Inc.	5,729,775	23,950

			Market
			Value•
		Shares	($000)
	Federated Investors, Inc.	970,221	23,373
*	Jefferies Group, Inc.	1,032,271	22,018
	Commerce
	Bancshares, Inc.	680,195	21,651
	First American Corp.	832,925	21,581
*	CB Richard Ellis
	Group, Inc.	2,283,285	21,372
	Duke Realty Corp. REIT	2,255,136	19,778
	White Mountains
	Insurance Group Inc.	84,002	19,229
	Camden Property Trust
	REIT	688,640	19,006
	Janus Capital Group Inc.	1,666,674	19,000
	Raymond James
	Financial, Inc.	1,030,100	17,728
	American Financial
	Group, Inc.	791,600	17,083
	Marshall & Ilsley Corp.	3,531,827	16,953
	City National Corp.	457,359	16,845
	Weingarten Realty
	Investors REIT	1,152,982	16,730
	UDR, Inc. REIT	1,568,685	16,205
	TCF Financial Corp.	1,211,499	16,198
	Associated Banc-Corp.	1,279,515	15,994
^	The Macerich Co. REIT	822,861	14,491
	Hospitality Properties
	Trust REIT	1,175,281	13,974
	Zions Bancorp	1,155,082	13,353
	Greenhill & Co., Inc.	163,042	11,773
	TFS Financial Corp.	981,870	10,427
	Mercury General Corp.	287,290	9,604
	BOK Financial Corp.	247,864	9,337
	Capitol Federal Financial	233,457	8,948
	Odyssey Re
	Holdings Corp.	221,246	8,845
	Synovus Financial Corp.	2,949,982	8,820
^	Validus Holdings, Ltd.	371,724	8,170
			2,462,259
Health Care (11.0%)
*	Life Technologies Corp.	1,827,471	76,242
*	Intuitive Surgical, Inc.	413,116	67,611
*	Hospira, Inc.	1,679,877	64,709
*	Vertex
	Pharmaceuticals, Inc.	1,698,947	60,550
*	Humana Inc.	1,779,858	57,418
	AmerisourceBergen Corp.	3,209,684	56,940
*	DaVita, Inc.	1,093,302	54,075
*	Waters Corp.	1,036,311	53,339
*	Illumina, Inc.	1,276,272	49,698
*	Varian Medical
	Systems, Inc.	1,311,194	46,075
	DENTSPLY
	International Inc.	1,488,096	45,417
*,^	Cerner Corp.	725,759	45,207
*	Henry Schein, Inc.	941,230	45,132
*	Cephalon, Inc.	778,262	44,089

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*	Mylan Inc.	3,211,786	41,914
*	Millipore Corp.	582,317	40,884
*	Edwards
	Lifesciences Corp.	586,218	39,880
*	Hologic, Inc.	2,699,393	38,412
	Beckman Coulter, Inc.	665,393	38,021
*	Myriad Genetics, Inc.	1,001,435	35,701
*	Alexion
	Pharmaceuticals, Inc.	861,159	35,411
*	Watson
	Pharmaceuticals, Inc.	1,047,740	35,298
*	Covance, Inc.	667,153	32,824
*	ResMed Inc.	799,847	32,578
	Omnicare, Inc.	1,248,851	32,170
*	Coventry Health Care Inc.	1,570,154	29,378
*	IDEXX Laboratories, Inc.	623,312	28,797
*	Inverness Medical
	Innovations, Inc.	782,354	27,836
*	Mettler-Toledo
	International Inc.	353,548	27,276
	Pharmaceutical Product
	Development, Inc.	1,116,799	25,932
*	King Pharmaceuticals, Inc.	2,598,025	25,019
*	Community Health
	Systems, Inc.	964,584	24,356
	IMS Health, Inc.	1,913,139	24,297
	Techne Corp.	375,128	23,937
*	Charles River
	Laboratories, Inc.	703,335	23,738
*	Gen-Probe Inc.	550,732	23,670
	Perrigo Co. (U.S.Shares)	825,456	22,931
*	Endo Pharmaceuticals
	Holdings, Inc.	1,230,159	22,044
*	Patterson Companies, Inc.	961,148	20,857
*	Amylin
	Pharmaceuticals, Inc.	1,450,575	19,583
*	Lincare Holdings, Inc.	784,220	18,445
*	Health Net Inc.	1,093,168	16,999
*	Kinetic Concepts, Inc.	559,699	15,252
*	Warner Chilcott Ltd.	1,057,187	13,902
*	Abraxis BioScience	84,222	3,104
*	Myriad
	Pharmaceuticals Inc.	248,091	1,154
			1,608,102
Industrials (13.0%)
	Rockwell Collins, Inc.	1,666,549	69,545
	Goodrich Corp.	1,304,646	65,193
	Dover Corp.	1,960,764	64,882
*	Iron Mountain, Inc.	1,913,244	55,006
	W.W. Grainger, Inc.	670,727	54,919
	Cooper Industries, Inc.
	Class A	1,761,448	54,693
*	Jacobs Engineering
	Group Inc.	1,297,385	54,607
*	McDermott
	International, Inc.	2,402,702	48,799

			Market
			Value•
		Shares	($000)
	Rockwell Automation, Inc.	1,494,484	48,003
*	Quanta Services, Inc.	2,071,915	47,923
	Pitney Bowes, Inc.	2,174,772	47,693
	Fastenal Co.	1,409,099	46,740
	The Dun &
	Bradstreet Corp.	562,714	45,698
*	Stericycle, Inc.	853,722	43,992
*	URS Corp.	880,069	43,581
	Roper Industries Inc.	945,642	42,847
*	Delta Air Lines Inc.	7,362,296	42,628
	Flowserve Corp.	589,494	41,153
	AMETEK, Inc.	1,125,310	38,913
	Joy Global Inc.	1,074,994	38,399
	Masco Corp.	3,789,232	36,301
	Robert Half
	International, Inc.	1,515,612	35,799
	Manpower Inc.	825,955	34,971
	Equifax, Inc.	1,333,233	34,797
	Cintas Corp.	1,449,552	33,108
	Pall Corp.	1,242,533	33,002
*	Foster Wheeler AG	1,332,565	31,648
	KBR Inc.	1,705,588	31,451
*	Navistar International Corp.	675,787	29,464
	J.B. Hunt Transport
	Services, Inc.	929,633	28,382
*	Alliant Techsystems, Inc.	344,492	28,372
*	Aecom Technology Corp.	884,643	28,309
*	AGCO Corp.	967,035	28,112
	SPX Corp.	573,711	28,095
*	IHS Inc. Class A	546,411	27,249
*	FTI Consulting, Inc.	534,948	27,133
	Textron, Inc.	2,797,503	27,024
	Donaldson Co., Inc.	770,943	26,705
	Avery Dennison Corp.	1,008,301	25,893
*	Copart, Inc.	746,620	25,885
	Pentair, Inc.	983,337	25,193
	R.R. Donnelley &
	Sons Co.	2,163,013	25,134
*	Shaw Group, Inc.	880,539	24,136
	Harsco Corp.	845,301	23,922
	Bucyrus International, Inc.	788,085	22,508
*	Covanta Holding Corp.	1,300,916	22,063
	MSC Industrial
	Direct Co., Inc. Class A	462,536	16,411
	Ryder System, Inc.	586,515	16,375
*	Kansas City Southern	964,183	15,533
*,^	Hertz Global Holdings Inc.	1,905,826	15,227
*	Spirit Aerosystems
	Holdings Inc.	1,085,926	14,921
*,^	SunPower Corp. Class A	558,707	14,884
*	Monster Worldwide Inc.	1,233,728	14,570
*	Terex Corp.	1,111,030	13,410
*	AMR Corp.	2,939,535	11,817
*	SunPower Corp. Class B	442,977	10,609
*	Owens Corning Inc.	800,693	10,233
			1,893,860

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
Information Technology (15.6%)
*	Fiserv, Inc.	1,688,089	77,146
*	Computer Sciences Corp.	1,596,949	70,745
*	McAfee Inc.	1,608,995	67,884
*	BMC Software, Inc.	1,946,268	65,764
*	Marvell Technology
	Group Ltd.	5,487,721	63,877
*	Western Digital Corp.	2,346,435	62,181
*	Citrix Systems, Inc.	1,914,751	61,061
	Xilinx, Inc.	2,888,278	59,094
	Amphenol Corp. Class A	1,804,458	57,093
	Linear Technology Corp.	2,335,886	54,543
	Seagate Technology	5,168,738	54,065
	Altera Corp.	3,090,167	50,308
	Maxim Integrated
	Products, Inc.	3,205,659	50,297
*	Autodesk, Inc.	2,385,931	45,285
	KLA-Tencor Corp.	1,790,409	45,208
*	Micron Technology, Inc.	8,830,267	44,681
*	salesforce.com, inc.	1,157,397	44,178
*	Teradata Corp.	1,852,267	43,399
	Microchip Technology, Inc.	1,919,836	43,292
*	Affiliated Computer
	Services, Inc. Class A	958,262	42,566
*	MEMC Electronic
	Materials, Inc.	2,364,235	42,107
*	Red Hat, Inc.	2,001,931	40,299
	Fidelity National
	Information Services, Inc.	2,002,722	39,974
	Harris Corp.	1,406,212	39,880
*	SAIC, Inc.	2,135,821	39,620
*	VeriSign, Inc.	2,013,824	37,215
*	Flextronics
	International Ltd.	8,530,454	35,060
*	SanDisk Corp.	2,379,793	34,959
*	LAM Research Corp.	1,323,217	34,404
*	Akamai Technologies, Inc.	1,783,516	34,208
*	Avnet, Inc.	1,590,614	33,451
*	FLIR Systems, Inc.	1,464,136	33,031
	Global Payments Inc.	846,674	31,716
*	LSI Corp.	6,789,494	30,960
	National
	Semiconductor Corp.	2,417,408	30,338
*	ANSYS, Inc.	945,516	29,462
*	Synopsys, Inc.	1,496,833	29,203
*	Equinix, Inc.	398,139	28,961
*,^	Alliance Data
	Systems Corp.	680,315	28,022
	Lender Processing
	Services, Inc.	1,002,833	27,849
*	Ingram Micro, Inc.
	Class A	1,563,788	27,366
*	Sybase, Inc.	854,343	26,775
*	Arrow Electronics, Inc.	1,255,753	26,672
*	Hewitt Associates, Inc.	890,581	26,522

			Market
			Value•
		Shares	($000)
*	Nuance
	Communications, Inc.	2,079,173	25,137
*	Advanced Micro
	Devices, Inc.	6,403,246	24,781
*	Trimble Navigation Ltd.	1,260,127	24,736
*	Cree, Inc.	838,334	24,639
	Broadridge Financial
	Solutions LLC	1,479,653	24,533
*	Metavante Technologies	947,204	24,495
	Total System Services, Inc.	1,767,467	23,666
	FactSet Research
	Systems Inc.	471,771	23,527
*	Tellabs, Inc.	3,980,122	22,806
*	Dolby Laboratories Inc.	550,911	20,538
*	NCR Corp.	1,667,574	19,727
*	Novellus Systems, Inc.	1,029,476	17,192
	Intersil Corp.	1,294,739	16,275
*	IAC/InterActiveCorp	1,007,752	16,174
*	Cadence Design
	Systems, Inc.	2,696,863	15,912
*	DST Systems, Inc.	419,305	15,493
	Jabil Circuit, Inc.	1,914,809	14,208
*	Lexmark International, Inc.	826,128	13,094
	Molex, Inc.	803,015	12,487
	Molex, Inc. Class A	627,891	9,029
			2,279,170
Materials (6.9%)
	Sigma-Aldrich Corp.	1,287,042	63,786
	Vulcan Materials Co.	1,286,614	55,453
	United States Steel Corp.	1,473,355	52,658
*	Owens-Illinois, Inc.	1,761,900	49,351
	Ball Corp.	939,120	42,411
*	Crown Holdings, Inc.	1,676,298	40,466
	CF Industries
	Holdings, Inc.	483,993	35,883
	Celanese Corp. Series A	1,510,094	35,865
	Martin Marietta
	Materials, Inc.	435,965	34,389
	FMC Corp.	726,147	34,347
	Lubrizol Corp.	708,951	33,540
	Cliffs Natural
	Resources Inc.	1,356,905	33,203
	Allegheny
	Technologies Inc.	924,421	32,290
	Airgas, Inc.	771,489	31,268
	Sealed Air Corp.	1,664,084	30,702
*	Pactiv Corp.	1,384,977	30,054
	MeadWestvaco Corp.	1,800,469	29,546
	Steel Dynamics, Inc.	1,990,857	29,325
	Eastman Chemical Co.	764,753	28,984
	International Flavors &
	Fragrances, Inc.	829,030	27,126
	Reliance Steel &
	Aluminum Co.	695,542	26,702
	Bemis Co., Inc.	1,050,644	26,476
	Terra Industries, Inc.	1,046,674	25,350

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Sonoco Products Co.	1,049,543	25,137
	Nalco Holding Co.	1,448,070	24,386
	Valspar Corp.	1,001,593	22,566
	AK Steel Holding Corp.	1,169,124	22,436
	Walter Industries, Inc.	572,795	20,758
	Albemarle Corp.	769,190	19,668
	Commercial Metals Co.	1,184,009	18,980
	Scotts Miracle-Gro Co.	483,512	16,947
	Titanium Metals Corp.	1,236,499	11,363
			1,011,416
Telecommunication Services (1.9%)
	Windstream Corp.	4,648,080	38,858
*	MetroPCS
	Communications Inc.	2,588,916	34,458
*	NII Holdings Inc.	1,747,445	33,324
	Embarq Corp.	707,341	29,751
*	SBA
	Communications Corp.	1,112,309	27,296
*	Level 3
	Communications, Inc.	16,981,021	25,641
	Frontier
	Communications Corp.	3,281,427	23,429
*	Leap Wireless
	International, Inc.	650,698	21,428
	Telephone &
	Data Systems, Inc.	549,108	15,540
	Telephone &
	Data Systems, Inc.Ð
	Special Common Shares	508,433	13,199
*	U.S. Cellular Corp.	199,573	7,674
	CenturyTel, Inc.	175,151	5,377
			275,975
Utilities (7.2%)
*	NRG Energy, Inc.	2,490,061	64,642
	Questar Corp.	1,828,132	56,782
	DTE Energy Co.	1,718,414	54,989
	Wisconsin Energy Corp.	1,232,457	50,173
	EQT Corp.	1,310,390	45,746
	Allegheny Energy, Inc.	1,782,005	45,709
	Northeast Utilities	1,815,763	40,510
*	Calpine Corp.	3,614,800	40,305
	CenterPoint Energy Inc.	3,471,481	38,464
	SCANA Corp.	1,179,741	38,306
	NSTAR	1,125,063	36,126
	MDU Resources
	Group, Inc.	1,836,954	34,847
	NiSource, Inc.	2,883,563	33,622
	Pinnacle West
	Capital Corp.	1,062,924	32,047
	ONEOK, Inc.	1,053,863	31,079
	Pepco Holdings, Inc.	2,275,100	30,577
	Alliant Energy Corp.	1,164,232	30,422
	UGI Corp. Holding Co.	1,138,381	29,017
	CMS Energy Corp.	2,384,523	28,805
	Energen Corp.	718,087	28,652
	DPL Inc.	1,221,896	28,311

			Market
			Value•
		Shares	($000)
	OGE Energy Corp.	998,757	28,285
	National Fuel Gas Co.	752,901	27,165
	NV Energy Inc.	2,464,259	26,589
*	Mirant Corp.	1,650,274	25,975
	Aqua America, Inc.	1,424,703	25,502
	TECO Energy, Inc.	2,131,124	25,424
	Integrys Energy
	Group, Inc.	805,566	24,159
	American
	Water Works Co., Inc.	1,011,689	19,333
*	RRI Energy, Inc.	3,684,486	18,459
*	Dynegy, Inc.	5,290,950	12,011
			1,052,033
Total Common Stocks
(Cost $18,238,391)			14,567,050
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.8%)
2,3	Vanguard Market
	Liquidity Fund, 0.395%	118,014,508	118,015

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Federal National
	Mortgage Assn.,
	0.541%, 7/30/09	1,000	1,000
4,5	Federal National
	Mortgage Assn.,
	0.371%, 8/3/09	3,000	2,999
4,5	Federal National
	Mortgage Assn.,
	0.426%, 9/23/09	3,000	2,999
			6,998
Total Temporary Cash Investments
(Cost $125,010)			125,013
Total Investments (100.7%)
(Cost $18,363,401)			14,692,063
Other Assets and Liabilities (-0.7%)
Other Assets			95,165
Liabilities[3]			(192,238)
			(97,073)
Net Assets (100%)			14,594,990

Mid-Cap Index Fund

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	21,355,129
Undistributed Net Investment Income	70,593
Accumulated Net Realized Losses	(3,159,149)
Unrealized Appreciation (Depreciation)
Investment Securities	(3,671,338)
Futures Contracts	(245)
Net Assets	14,594,990

Investor Shares-Net Assets
Applicable to 400,735,695 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,117,259
Net Asset Value Per Share-
Investor Shares	$12.77

Admiral Shares-Net Assets
Applicable to 29,491,199 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,708,696
Net Asset Value Per Share-
Admiral Shares	$57.94

Signal Shares-Net Assets
Applicable to 98,086,838 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,794,025
Net Asset Value Per Share-
Signal Shares	$18.29

Amount
($000)
Institutional Shares-Net Assets
Applicable to 350,836,218 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,492,286
Net Asset Value Per Share-
Institutional Shares	$12.80

ETF Shares-Net Assets
Applicable to 31,677,358 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,482,724
Net Asset Value Per Share-
ETF Shares	$46.81

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $101,710,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.8%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $106,954,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5	Securities with a value of $6,998,000 have been segregated as initial margin for open futures contracts.

REIT-Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends	97,689
Interest[1]	233
Security Lending	5,101
Total Income	103,023
Expenses
The Vanguard Group-Note B
Investment Advisory Services	288
Management and Administrative-Investor Shares	4,907
Management and Administrative-Admiral Shares	821
Management and Administrative-Signal Shares	838
Management and Administrative-Institutional Shares	885
Management and Administrative-ETF Shares	624
Marketing and Distribution-Investor Shares	728
Marketing and Distribution-Admiral Shares	238
Marketing and Distribution-Signal Shares	245
Marketing and Distribution-Institutional Shares	618
Marketing and Distribution-ETF Shares	171
Custodian Fees	262
Shareholders’ Reports and Proxies-Investor Shares	299
Shareholders’ Reports and Proxies-Admiral Shares	13
Shareholders’ Reports and Proxies-Signal Shares	21
Shareholders’ Reports and Proxies-Institutional Shares	50
Shareholders’ Reports and Proxies-ETF Shares	75
Trustees’ Fees and Expenses	12
Total Expenses	11,095
Net Investment Income	91,928
Realized Net Gain (Loss)
Investment Securities Sold	(1,185,069)
Futures Contracts	3,074
Realized Net Gain (Loss)	(1,181,995)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,179,272
Futures Contracts	(947)
Change in Unrealized Appreciation (Depreciation)	2,178,325
Net Increase (Decrease) in Net Assets Resulting from Operations	1,088,258

1	Interest income from an affiliated company of the fund was $56,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	91,928	253,019
Realized Net Gain (Loss)	(1,181,995)	(378,774)
Change in Unrealized Appreciation (Depreciation)	2,178,325	(8,785,676)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,088,258	(8,911,431)
Distributions
Net Investment Income
Investor Shares	(3,502)	(88,881)
Admiral Shares	(1,199)	(33,682)
Signal Shares	(1,219)	(33,374)
Institutional Shares	(3,019)	(81,431)
ETF Shares	(916)	(23,651)
Realized Capital Gain
Investor Shares	-	-
Admiral Shares	-	-
Signal Shares	-	-
Institutional Shares	-	-
ETF Shares	-	-
Total Distributions	(9,855)	(261,019)
Capital Share Transactions
Investor Shares	97,723	38,937
Admiral Shares	(16,543)	(92,327)
Signal Shares	55,409	294,541
Institutional Shares	324,570	459,621
ETF Shares	260,624	510,638
Net Increase (Decrease) from Capital Share Transactions	721,783	1,211,410
Total Increase (Decrease)	1,800,186	(7,961,040)
Net Assets
Beginning of Period	12,794,804	20,755,844
End of Period[1]	14,594,990	12,794,804
1 Net Assets-End of Period includes undistributed (overdistributed) net investment income of $70,593,000 and ($11,480,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.80	$20.70	$19.78	$17.63	$15.64	$13.13
Investment Operations
Net Investment Income	.076	.224	.269	.253	.198	.159
Net Realized and Unrealized Gain (Loss)
on Investments	.903	(8.894)	.918	2.144	1.983	2.512
Total from Investment Operations	.979	(8.670)	1.187	2.397	2.181	2.671
Distributions
Dividends from Net Investment Income	(.009)	(.230)	(.267)	(.247)	(.191)	(.161)
Distributions from Realized Capital Gains	-	-	-	-	-	-
Total Distributions	(.009)	(.230)	(.267)	(.247)	(.191)	(.161)
Net Asset Value, End of Period	$12.77	$11.80	$20.70	$19.78	$17.63	$15.64

Total Return[1]	8.31%	-41.82%	6.02%	13.60%	13.93%	20.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,117	$4,652	$8,075	$7,677	$6,399	$5,234
Ratio of Total Expenses to
Average Net Assets	0.27%[2]	0.22%	0.21%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.57%[2]	1.36%	1.30%	1.43%	1.36%	1.26%
Portfolio Turnover Rate[3]	30%[2]	24%	19%	18%	18%	16%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$53.49	$93.93	$89.73	$79.98	$70.92	$59.55
Investment Operations
Net Investment Income	.375	1.099	1.327	1.226	.946	.771
Net Realized and Unrealized Gain (Loss)
on Investments	4.116	(40.405)	4.188	9.725	9.022	11.383
Total from Investment Operations	4.491	(39.306)	5.515	10.951	9.968	12.154
Distributions
Dividends from Net Investment Income	(.041)	(1.134)	(1.315)	(1.201)	(.908)	(.784)
Distributions from Realized Capital Gains	-	-	-	-	-	-
Total Distributions	(.041)	(1.134)	(1.315)	(1.201)	(.908)	(.784)
Net Asset Value, End of Period	$57.94	$53.49	$93.93	$89.73	$79.98	$70.92

Total Return	8.41%	-41.78%	6.17%	13.69%	14.04%	20.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,709	$1,601	$2,975	$4,075	$2,852	$1,196
Ratio of Total Expenses to
Average Net Assets	0.15%[1]	0.11%	0.10%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.69%[1]	1.47%	1.41%	1.52%	1.45%	1.35%
Portfolio Turnover Rate[2]	30%[1]	24%	19%	18%	18%	16%

1	Annualized.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	March 30,
	Ended	Ended	2007[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$16.89	$29.66	$29.63
Investment Operations
Net Investment Income	.119	.349	.300
Net Realized and Unrealized Gain (Loss) on Investments	1.294	(12.759)	.138
Total from Investment Operations	1.413	(12.410)	.438
Distributions
Dividends from Net Investment Income	(.013)	(.360)	(.408)
Distributions from Realized Capital Gains	-	-	-
Total Distributions	(.013)	(.360)	(.408)
Net Asset Value, End of Period	$18.29	$16.89	$29.66

Total Return	8.38%	-41.78%	1.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,794	$1,609	$2,458
Ratio of Total Expenses to Average Net Assets	0.15%[2]	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	1.69%[2]	1.47%	1.41%[2]
Portfolio Turnover Rate[3]	30%[2]	24%	19%

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.82	$20.76	$19.83	$17.67	$15.67	$13.16
Investment Operations
Net Investment Income	.086	.250	.300	.286	.228	.180
Net Realized and Unrealized Gain (Loss)
on Investments	.903	(8.933)	.928	2.149	1.983	2.510
Total from Investment Operations	.989	(8.683)	1.228	2.435	2.211	2.690
Distributions
Dividends from Net Investment Income	(.009)	(.257)	(.298)	(.275)	(.211)	(.180)
Distributions from Realized Capital Gains	-	-	-	-	-	-
Total Distributions	(.009)	(.257)	(.298)	(.275)	(.211)	(.180)
Net Asset Value, End of Period	$12.80	$11.82	$20.76	$19.83	$17.67	$15.67

Total Return	8.39%	-41.76%	6.22%	13.78%	14.09%	20.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,492	$3,820	$6,162	$4,633	$2,905	$2,056
Ratio of Total Expenses to
Average Net Assets	0.09%[1]	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.75%[1]	1.51%	1.44%	1.57%	1.50%	1.40%
Portfolio Turnover Rate[2]	30%[1]	24%	19%	18%	18%	16%

1	Annualized.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Financial Highlights

ETF Shares
	Six Months					Jan. 26,
	Ended					2004[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$43.21	$75.90	$72.48	$64.61	$57.32	$50.34
Investment Operations
Net Investment Income	.305	.895	1.042	.992	.785	.617
Net Realized and Unrealized Gain (Loss)
on Investments	3.328	(32.656)	3.403	7.851	7.258	7.004
Total from Investment Operations	3.633	(31.761)	4.445	8.843	8.043	7.621
Distributions
Dividends from Net Investment Income	(.033)	(.929)	(1.025)	(.973)	(.753)	(.641)
Distributions from Realized Capital Gains	-	-	-	-	-	-
Total Distributions	(.033)	(.929)	(1.025)	(.973)	(.753)	(.641)
Net Asset Value, End of Period	$46.81	$43.21	$75.90	$72.48	$64.61	$57.32

Total Return	8.42%	-41.79%	6.14%	13.69%	14.03%	15.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,483	$1,113	$1,087	$1,582	$1,044	$58
Ratio of Total Expenses to
Average Net Assets	0.15%[2]	0.12%	0.13%	0.13%	0.13%	0.18%[2]
Ratio of Net Investment Income to
Average Net Assets	1.69%[2]	1.46%	1.38%	1.52%	1.45%	1.30%[2]
Portfolio Turnover Rate[3]	30%[2]	24%	19%	18%	18%	16%

1	Inception.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005Ð2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Mid-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $3,388,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.36% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1-Quoted prices in active markets for identical securities.

Level 2-Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3-Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,567,050	-	-
Temporary Cash Investments	118,015	6,998	-
Futures Contracts-Liabilities[1]	(48)	-	-
Total	14,685,017	6,998	-
1 Represents variation margin on the last day of the reporting period.

Mid-Cap Index Fund

D. At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P MidCap 400 Index	September 2009	48	13,841	(245)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2009, the fund realized $281,930,000 of net capital gains resulting from in-kind redemptions-in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $1,594,817,000 to offset future net capital gains of $14,378,000 through December 31, 2011, $63,490,000 through December 31, 2014, $1,194,244,000 through December 31, 2016, and $322,705,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $18,363,401,000. Net unrealized depreciation of investment securities for tax purposes was $3,671,338,000, consisting of unrealized gains of $806,311,000 on securities that had risen in value since their purchase and $4,477,649,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2009, the fund purchased $3,734,687,000 of investment securities and sold $2,907,301,000 of investment securities, other than temporary cash investments.

Mid-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	677,402	58,098	1,737,395	104,616
Issued in Lieu of Cash Distributions	3,274	317	82,868	7,401
Redeemed	(582,953)	(52,034)	(1,781,326)	(107,716)
Net Increase (Decrease)-Investor Shares	97,723	6,381	38,937	4,301
Admiral Shares
Issued	121,965	2,342	404,218	5,373
Issued in Lieu of Cash Distributions	1,038	22	29,154	573
Redeemed	(139,546)	(2,798)	(525,699)	(7,688)
Net Increase (Decrease)-Admiral Shares	(16,543)	(434)	(92,327)	(1,742)
Signal Shares
Issued	283,464	16,951	872,795	36,859
Issued in Lieu of Cash Distributions	1,061	72	29,003	1,809
Redeemed	(229,116)	(14,228)	(607,257)	(26,247)
Net Increase (Decrease)-Signal Shares	55,409	2,795	294,541	12,421
Institutional Shares
Issued	684,541	59,166	1,589,915	92,750
Issued in Lieu of Cash Distributions	2,868	277	76,936	6,856
Redeemed	(362,839)	(31,809)	(1,207,230)	(73,261)
Net Increase (Decrease)-Institutional Shares	324,570	27,634	459,621	26,345
ETF Shares
Issued	1,246,227	27,113	2,672,698	47,242
Issued in Lieu of Cash Distributions	-	-	-	-
Redeemed	(985,603)	(21,200)	(2,162,060)	(35,800)
Net Increase (Decrease)-ETF Shares	260,624	5,913	510,638	11,442

H. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Fund Profile

As of June 30, 2009

Share-Class Characteristics

	Investor	ETF
	Shares	Shares
Ticker Symbol	VMGIX	VOT
Expense Ratio[1]	0.30%	0.15%
30-Day SEC Yield	0.38%	0.54%

Portfolio Characteristics
		MSCI US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	249	248	4,399
Median Market Cap	$3.9B	$3.9B	$24.2B
Price/Earnings Ratio	21.7x	21.7x	18.6x
Price/Book Ratio	2.7x	2.7x	1.9x
Return on Equity	19.2%	19.1%	19.7%
Earnings Growth Rate	19.6%	19.6%	13.5%
Dividend Yield	0.6%	0.6%	2.2%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	58%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer
Discretionary	15.7%	15.7%	9.7%
Consumer Staples	4.1	4.1	10.4
Energy	8.8	8.8	11.8
Financials	4.6	4.6	15.0
Health Care	18.0	18.0	13.6
Industrials	16.5	16.5	10.3
Information
Technology	22.7	22.7	18.2
Materials	5.6	5.6	3.6
Telecommunication
Services	1.9	1.9	3.2
Utilities	2.1	2.1	4.2

Ten Largest Holdings (% of total net assets)

Fiserv, Inc.	Data Processing &
	Outsourced
	Services	1.1%
Life Technologies Corp.	Life Sciences Tools
	& Services	1.1
IntercontinentalExchange	Specialized Finance
Inc.		1.0
Rockwell Collins, Inc.	Aerospace &
	Defense	1.0
Range Resources Corp.	Oil & Gas
	Exploration &
	Production	0.9
McAfee Inc.	Systems Software	0.9
Intuitive Surgical, Inc.	Health Care
	Equipment	0.9
BMC Software, Inc.	Systems Software	0.9
Cameron International	Oil & Gas
Corp.	Equipment &
	Services	0.9
CONSOL Energy, Inc.	Coal & Consumable
	Fuels	0.9
Top Ten		9.6%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectuses dated April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the fund’s annualized expense ratios were 0.30% for Investor Shares and 0.15% for ETF Shares.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more less than their original cost. The returns shown do not reflect taxes that a shareholder would pay fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006, Through June 30, 2009

Note: For 2009, performance data reflect the six months ended June 30, 2009.

Average Annual Total Returns: Periods Ended June 30, 2009

	Inception Date	One Year	Since Inception
Investor Shares	8/24/2006	-36.44%	-9.01%
ETF Shares	8/17/2006
Market Price		-36.29	-9.27
Net Asset Value		-36.34	-9.29
* Return since inception.

Vanguard fund total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (15.8%)
*	O’Reilly Automotive, Inc.	174,012	6,626
	Ross Stores, Inc.	166,981	6,445
	Cablevision Systems
	NY Group Class A	312,400	6,064
	Tim Hortons, Inc.	234,310	5,750
*	Priceline.com, Inc.	50,246	5,605
	BorgWarner, Inc.	149,109	5,092
	Advance Auto Parts, Inc.	122,210	5,071
*	ITT Educational Services, Inc.	50,105	5,044
*	Dollar Tree, Inc.	116,957	4,924
	Family Dollar Stores, Inc.	171,545	4,855
*	GameStop Corp. Class A	200,804	4,420
*	CarMax, Inc.	284,454	4,182
	DeVry, Inc.	83,186	4,163
	Nordstrom, Inc.	208,488	4,147
	Strayer Education, Inc.	18,184	3,966
*	Discovery
	Communications Inc.
	Class A	172,985	3,901
	Polo Ralph Lauren Corp.	72,045	3,857
	H & R Block, Inc.	218,727	3,769
	PetSmart, Inc.	164,063	3,521
	American Eagle
	Outfitters, Inc.	239,472	3,393
*	Urban Outfitters, Inc.	162,338	3,388
*	Wynn Resorts Ltd.	94,176	3,324
	Scripps Networks Interactive	114,904	3,198
*	LKQ Corp.	162,379	2,671
*,^	Netflix.com, Inc.	64,380	2,661
*	Discovery
	Communications Inc.
	Class C	117,978	2,422
*	Marvel Entertainment, Inc.	66,323	2,360
	Burger King Holdings Inc.	121,618	2,100
	Wendy’s/Arby’s Group, Inc.	515,505	2,062
*	NVR, Inc.	3,830	1,924
	Guess ?, Inc.	72,950	1,881
	Abercrombie & Fitch Co.	72,986	1,853

			Market
			Value•
		Shares	($000)
	D. R. Horton, Inc.	184,011	1,722
*	Chipotle Mexican Grill, Inc.
	Class B	23,873	1,666
	Pulte Homes, Inc.	184,395	1,628
*	Penn National Gaming, Inc.	55,667	1,620
	Harman International
	Industries, Inc.	85,025	1,599
*,^	Chipotle Mexican Grill, Inc.	18,647	1,492
*	The Goodyear Tire &
	Rubber Co.	103,529	1,166
	Brinker International, Inc.	65,675	1,118
*	Interpublic Group
	of Cos., Inc.	215,234	1,087
*	Toll Brothers, Inc.	61,745	1,048
*	Lamar Advertising Co.
	Class A	46,781	714
	Centex Corp.	56,183	475
			139,974
Consumer Staples (4.1%)
	Church & Dwight, Inc.	90,526	4,916
	The Estee Lauder Cos. Inc.
	Class A	145,443	4,752
*	Dean Foods Co.	232,816	4,468
*	Energizer Holdings, Inc.	83,202	4,346
*	Dr. Pepper Snapple
	Group, Inc.	163,707	3,469
	Whole Foods Market, Inc.	181,203	3,439
*	Hansen Natural Corp.	101,402	3,125
	Alberto-Culver Co.	113,903	2,897
	Flowers Foods, Inc.	107,733	2,353
*	Mead Johnson Nutrition Co.	41,980	1,334
	Hormel Foods Corp.	33,432	1,155
			36,254
Energy (8.8%)
	Range Resources Corp.	201,601	8,348
*	Cameron International Corp.	279,932	7,922
	CONSOL Energy, Inc.	233,062	7,915
*	Petrohawk Energy Corp.	354,206	7,899
*	FMC Technologies Inc.	161,378	6,065
*	Denbury Resources, Inc.	318,839	4,696

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Plains Exploration &
	Production Co.	155,051	4,242
	Helmerich & Payne, Inc.	135,927	4,196
	ENSCO International, Inc.	91,519	3,191
*	Oceaneering
	International, Inc.	70,501	3,187
*	Nabors Industries, Inc.	183,642	2,861
*	Dresser Rand Group, Inc.	105,776	2,761
*	Alpha Natural
	Resources, Inc.	91,488	2,403
	Cabot Oil & Gas Corp.	66,697	2,044
	Frontier Oil Corp.	134,124	1,758
*	EXCO Resources, Inc.	115,708	1,495
*	Quicksilver Resources, Inc.	150,762	1,401
*	SandRidge Energy, Inc.	162,238	1,382
*	Continental Resources, Inc.	43,683	1,212
*	CNX Gas Corp.	38,979	1,024
	Patterson-UTI Energy, Inc.	69,150	889
*	Exterran Holdings, Inc.	49,097	788
	Massey Energy Co.	38,563	754
			78,433
Financials (4.6%)
*	Intercontinental-
	Exchange Inc.	79,698	9,105
	Eaton Vance Corp.	141,518	3,785
	Digital Realty Trust, Inc.
	REIT	92,948	3,332
	Host Hotels & Resorts Inc.
	REIT	382,285	3,207
	SEI Investments Co.	172,746	3,116
	Brown & Brown, Inc.	155,279	3,095
*	Affiliated Managers
	Group, Inc.	53,015	3,085
*	CB Richard Ellis Group, Inc.	279,612	2,617
*	Nasdaq OMX Group, Inc.	117,580	2,506
*	The St. Joe Co.	77,615	2,056
	Greenhill & Co., Inc.	19,958	1,441
*	Jefferies Group, Inc.	63,198	1,348
	TFS Financial Corp.	60,269	640
	BOK Financial Corp.	15,256	575
	Odyssey Re Holdings Corp.	13,579	543
	Capitol Federal Financial	10,008	384
			40,835
Health Care (18.0%)
*	Life Technologies Corp.	223,755	9,335
*	Intuitive Surgical, Inc.	50,574	8,277
*	DaVita, Inc.	133,906	6,623
*	Waters Corp.	126,882	6,531
*	Illumina, Inc.	156,265	6,085
*	Varian Medical Systems, Inc.	160,542	5,642
	DENTSPLY International Inc.	182,197	5,561
*	Cerner Corp.	88,859	5,535
*	Henry Schein, Inc.	115,329	5,530
*	Cephalon, Inc.	95,289	5,398
*	Hospira, Inc.	133,912	5,158
*	Mylan Inc.	393,257	5,132

			Market
			Value•
		Shares	($000)
*	Millipore Corp.	71,292	5,005
*	Edwards Lifesciences Corp.	71,840	4,887
*	Vertex Pharmaceuticals, Inc.	135,269	4,821
*	Hologic, Inc.	330,831	4,708
	Beckman Coulter, Inc.	81,543	4,659
*	Myriad Genetics, Inc.	122,610	4,371
*	Alexion
	Pharmaceuticals, Inc.	105,438	4,336
*	Watson
	Pharmaceuticals, Inc.	128,283	4,322
*	Covance, Inc.	81,677	4,019
*	ResMed Inc.	97,934	3,989
*	IDEXX Laboratories, Inc.	76,314	3,526
*	Humana Inc.	108,965	3,515
*	Mettler-Toledo
	International Inc.	43,362	3,345
	IMS Health, Inc.	234,251	2,975
	Techne Corp.	45,967	2,933
*	Gen-Probe Inc.	67,548	2,903
	Perrigo Co. (U.S.Shares)	101,093	2,808
*	Patterson Companies, Inc.	117,700	2,554
*	Amylin Pharmaceuticals, Inc.	177,618	2,398
*	Lincare Holdings, Inc.	96,033	2,259
	Pharmaceutical Product
	Development, Inc.	88,992	2,066
*	Kinetic Concepts, Inc.	68,530	1,867
*	Endo Pharmaceuticals
	Holdings, Inc.	97,927	1,755
*	Warner Chilcott Ltd.	129,512	1,703
*	Inverness Medical
	Innovations, Inc.	47,854	1,703
*	Community Health
	Systems, Inc.	59,020	1,490
*	Abraxis BioScience	6,738	248
*	Myriad Pharmaceuticals Inc.	30,088	140
			160,112
Industrials (16.5%)
	Rockwell Collins, Inc.	204,055	8,515
*	Iron Mountain, Inc.	234,253	6,735
	W.W. Grainger, Inc.	82,118	6,724
*	Jacobs Engineering
	Group Inc.	158,851	6,686
*	McDermott
	International, Inc.	294,189	5,975
*	Quanta Services, Inc.	253,684	5,868
	Fastenal Co.	172,527	5,723
	The Dun & Bradstreet Corp.	68,896	5,595
*	Stericycle, Inc.	104,527	5,386
	Roper Industries Inc.	115,784	5,246
*	Delta Air Lines Inc.	901,252	5,218
	Flowserve Corp.	72,169	5,038
	AMETEK, Inc.	137,783	4,765
	Robert Half
	International, Inc.	185,580	4,383
	Equifax, Inc.	163,235	4,260
*	Foster Wheeler AG	163,156	3,875

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Navistar International Corp.	82,737	3,607
*	Alliant Techsystems, Inc.	42,244	3,479
	J.B. Hunt Transport
	Services, Inc.	113,843	3,476
*	Aecom Technology Corp.	108,315	3,466
*	AGCO Corp.	118,409	3,442
*	IHS Inc. Class A	66,904	3,337
*	FTI Consulting, Inc.	65,587	3,327
	Donaldson Co., Inc.	94,410	3,270
*	Copart, Inc.	91,429	3,170
*	Shaw Group, Inc.	107,812	2,955
	Goodrich Corp.	55,908	2,794
*	Covanta Holding Corp.	159,296	2,702
	Pall Corp.	76,220	2,024
	MSC Industrial
	Direct Co., Inc. Class A	56,586	2,008
*,^	SunPower Corp. Class A	68,360	1,821
*	Monster Worldwide Inc.	151,057	1,784
	Joy Global Inc.	46,143	1,648
*	AMR Corp.	359,882	1,447
*	SunPower Corp. Class B	54,252	1,299
*	Kansas City Southern	76,762	1,237
	SPX Corp.	24,585	1,204
*	Spirit Aerosystems
	Holdings Inc.	86,537	1,189
	Bucyrus International, Inc.	33,797	965
*	Hertz Global Holdings Inc.	81,543	652
			146,295
Information Technology (22.7%)
*	Fiserv, Inc.	206,693	9,446
*	McAfee Inc.	197,001	8,311
*	BMC Software, Inc.	238,305	8,052
*	Marvell Technology
	Group Ltd.	672,811	7,832
*	Western Digital Corp.	287,302	7,613
	Amphenol Corp. Class A	220,936	6,990
	Linear Technology Corp.	286,334	6,686
	Altera Corp.	378,522	6,162
	Maxim Integrated
	Products, Inc.	392,505	6,158
*	Autodesk, Inc.	292,136	5,545
*	salesforce.com, inc.	141,710	5,409
*	Teradata Corp.	227,149	5,322
*	Affiliated Computer
	Services, Inc. Class A	117,394	5,215
*	Red Hat, Inc.	245,340	4,939
*	Citrix Systems, Inc.	152,389	4,860
*	SAIC, Inc.	261,643	4,853
*	VeriSign, Inc.	247,216	4,569
	Seagate Technology	412,041	4,310
*	SanDisk Corp.	291,873	4,288
*	LAM Research Corp.	162,015	4,212
*	Akamai Technologies, Inc.	218,632	4,193
*	FLIR Systems, Inc.	179,295	4,045
	Global Payments Inc.	103,669	3,883

			Market
			Value•
		Shares	($000)
	National
	Semiconductor Corp.	296,030	3,715
*	ANSYS, Inc.	115,770	3,607
*	Synopsys, Inc.	183,282	3,576
*	Equinix, Inc.	48,748	3,546
*,^	Alliance Data Systems Corp.	83,297	3,431
	Lender Processing
	Services, Inc.	122,959	3,415
*	MEMC Electronic
	Materials, Inc.	188,296	3,354
*	Sybase, Inc.	104,611	3,279
*	Hewitt Associates, Inc.	109,043	3,247
	Harris Corp.	112,098	3,179
*	Nuance
	Communications, Inc.	254,757	3,080
*	Trimble Navigation Ltd.	154,293	3,029
*	Cree, Inc.	102,794	3,021
	Broadridge Financial
	Solutions LLC	181,181	3,004
*	Metavante Technologies	115,979	2,999
	FactSet Research
	Systems Inc.	57,763	2,881
	KLA-Tencor Corp.	109,610	2,768
*	Dolby Laboratories Inc.	67,457	2,515
*	Advanced Micro
	Devices, Inc.	510,330	1,975
*	Micron Technology, Inc.	378,155	1,913
*	DST Systems, Inc.	51,306	1,896
*	Novellus Systems, Inc.	81,935	1,368
*	LSI Corp.	291,135	1,328
*	Tellabs, Inc.	170,710	978
*	Cadence Design
	Systems, Inc.	165,281	975
*	NCR Corp.	71,426	845
			201,817
Materials (5.6%)
	Sigma-Aldrich Corp.	157,584	7,810
*	Crown Holdings, Inc.	205,455	4,960
	CF Industries Holdings, Inc.	59,336	4,399
	Celanese Corp. Series A	185,212	4,399
	Martin Marietta
	Materials, Inc.	53,441	4,215
	Airgas, Inc.	94,460	3,828
*	Pactiv Corp.	169,580	3,680
	Terra Industries, Inc.	128,161	3,104
	Nalco Holding Co.	177,307	2,986
	Albemarle Corp.	94,198	2,409
	Scotts Miracle-Gro Co.	59,233	2,076
	FMC Corp.	31,120	1,472
	Allegheny Technologies Inc.	39,603	1,383
	Walter Industries, Inc.	35,067	1,271
	Reliance Steel &
	Aluminum Co.	29,800	1,144
	AK Steel Holding Corp.	50,084	961
			50,097

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	Telecommunication Services (1.9%)
*	MetroPCS
	Communications Inc.	317,032	4,220
*	NII Holdings Inc.	213,962	4,080
*	SBA Communications Corp.	136,601	3,352
*	Leap Wireless
	International, Inc.	79,670	2,624
*	Level 3
	Communications, Inc.	1,039,325	1,569
	Telephone &
	Data Systems, Inc.	23,297	659
			16,504
	Utilities (2.1%)
	EQT Corp.	160,446	5,601
*	Calpine Corp.	442,501	4,934
	Questar Corp.	145,496	4,519
	Allegheny Energy, Inc.	141,821	3,638
			18,692
	Total Common Stocks
	(Cost $1,055,562)		889,013
	Temporary Cash Investment (0.4%)
	Money Market Fund (0.4%)
1,2	Vanguard Market
	Liquidity Fund, 0.395%
	(Cost $3,747)	3,747,095	3,747
	Total Investments (100.5%)
	(Cost $1,059,309)		892,760
	Other Assets and Liabilities (-0.5%)
	Other Assets		1,444
	Liabilities[2]		(5,819)
			(4,375)
	Net Assets (100%)		888,385

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	1,373,433
Undistributed Net Investment Income	2,110
Accumulated Net Realized Losses	(320,609)
Unrealized Appreciation (Depreciation)	(166,549)
Net Assets	888,385

Investor Shares-Net Assets
Applicable to 24,110,177 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	364,641
Net Asset Value Per Share-
Investor Shares	$15.12

ETF Shares-Net Assets
Applicable to 13,616,459 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	523,744
Net Asset Value Per Share-
ETF Shares	$38.46

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,240,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $3,335,000 of collateral received for securities on loan.

REIT-Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends	3,175
Interest[1]	3
Security Lending	236
Total Income	3,414
Expenses
The Vanguard Group-Note B
Investment Advisory Services	55
Management and Administrative-Investor Shares	316
Management and Administrative-ETF Shares	140
Marketing and Distribution-Investor Shares	45
Marketing and Distribution-ETF Shares	68
Custodian Fees	97
Shareholders’ Reports and Proxies-Investor Shares	23
Shareholders’ Reports and Proxies-ETF Shares	36
Trustees’ Fees and Expenses	1
Total Expenses	781
Net Investment Income	2,633
Realized Net Gain (Loss) on Investment Securities Sold	(74,987)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	164,355
Net Increase (Decrease) in Net Assets Resulting from Operations	92,001
1 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,633	3,685
Realized Net Gain (Loss)	(74,987)	(141,355)
Change in Unrealized Appreciation (Depreciation)	164,355	(357,531)
Net Increase (Decrease) in Net Assets Resulting from Operations	92,001	(495,201)
Distributions
Net Investment Income
Investor Shares	(42)	(1,267)
ETF Shares	(103)	(2,723)
Realized Capital Gain
Investor Shares	-	-
ETF Shares	-	-
Total Distributions	(145)	(3,990)
Capital Share Transactions
Investor Shares	52,544	117,345
ETF Shares	55,981	304,432
Net Increase (Decrease) from Capital Share Transactions	108,525	421,777
Total Increase (Decrease)	200,381	(77,414)
Net Assets
Beginning of Period	688,004	765,418
End of Period[1]	888,385	688,004
1 Net Assets-End of Period includes undistributed (overdistributed) net investment income of $2,110,000 and ($378,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares
	Six Months			Aug. 24,
	Ended	Year Ended		2006[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$13.43	$25.50	$21.78	$20.00
Investment Operations
Net Investment Income	.041	.059	.081[2]	.090
Net Realized and Unrealized Gain (Loss) on Investments	1.651	(12.065)	3.686	1.770
Total from Investment Operations	1.692	(12.006)	3.767	1.860
Distributions
Dividends from Net Investment Income	(.002)	(.064)	(.047)	(.080)
Distributions from Realized Capital Gains	-	-	-	-
Total Distributions	(.002)	(.064)	(.047)	(.080)
Net Asset Value, End of Period	$15.12	$13.43	$25.50	$21.78

Total Return[3]	12.60%	-47.07%	17.30%	9.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$365	$275	$389	$24
Ratio of Total Expenses to Average Net Assets	0.30%[4]	0.25%	0.24%	0.26%[4]
Ratio of Net Investment Income to Average Net Assets	0.61%[4]	0.37%	0.33%	1.00%[4]
Portfolio Turnover Rate[5]	58%[4]	54%	56%	20%

1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares
	Six Months			Aug. 17,
	Ended	Year Ended		2006[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$34.12	$64.85	$55.35	$51.55
Investment Operations
Net Investment Income	.127	.214	.275[2]	.228
Net Realized and Unrealized Gain (Loss) on Investments	4.221	(30.717)	9.378	3.783
Total from Investment Operations	4.348	(30.503)	9.653	4.011
Distributions
Dividends from Net Investment Income	(.008)	(.227)	(.153)	(.211)
Distributions from Realized Capital Gains	-	-	-	-
Total Distributions	(.008)	(.227)	(.153)	(.211)
Net Asset Value, End of Period	$38.46	$34.12	$64.85	$55.35

Total Return	12.75%	-47.02%	17.44%	7.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$524	$413	$377	$22
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.12%	0.13%	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	0.76%[3]	0.50%	0.44%	1.13%[3]
Portfolio Turnover Rate[4]	58%[3]	54%	56%	20%

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006Ð2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Mid-Cap Growth Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $201,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1-Quoted prices in active markets for identical securities.

Level 2-Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3-Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2009, the fund realized $24,610,000 of net capital gains resulting from in-kind redemptions-in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $210,785,000 to offset future net capital gains of $35,000 through December 31, 2014, $480,000 through December 31, 2015, $48,884,000 through December 31, 2016, and $161,386,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $1,059,309,000. Net unrealized depreciation of investment securities for tax purposes was $166,549,000, consisting of unrealized gains of $30,201,000 on securities that had risen in value since their purchase and $196,750,000 in unrealized losses on securities that had fallen in value since their purchase.

Mid-Cap Growth Index Fund

E. During the six months ended June 30, 2009, the fund purchased $492,703,000 of investment securities and sold $383,290,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	101,869	7,312	294,655	14,349
Issued in Lieu of Cash Distributions	39	3	1,177	92
Redeemed	(49,364)	(3,663)	(178,487)	(9,222)
Net Increase (Decrease)-Investor Shares	52,544	3,652	117,345	5,219
ETF Shares
Issued	222,807	6,202	745,420	14,904
Issued in Lieu of Cash Distributions	-	-	-	-
Redeemed	(166,826)	(4,700)	(440,988)	(8,600)
Net Increase (Decrease)-ETF Shares	55,981	1,502	304,432	6,304

G. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Fund Profile

As of June 30, 2009

Share-Class Characteristics

	Investor	ETF
	Shares	Shares
Ticker Symbol	VMVIX	VOE
Expense Ratio[1]	0.30%	0.15%
30-Day SEC Yield	2.61%	2.77%

Portfolio Characteristics
			DJ
		MSCI US	U.S. Total
		Mid Cap	Market
	Fund	Value Index	Index
Number of Stocks	273	273	4,399
Median Market Cap	$3.4B	$3.4B	$24.2B
Price/Earnings Ratio	30.9x	30.2x	18.6x
Price/Book Ratio	1.2x	1.2x	1.9x
Return on Equity	13.1%	13.0%	19.7%
Earnings Growth Rate	5.1%	5.2%	13.5%
Dividend Yield	2.8%	2.8%	2.2%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	68%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		MSCI US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	13.4%	13.3%	9.7%
Consumer Staples	5.4	5.3	10.4
Energy	7.3	7.2	11.8
Financials	29.2	28.9	15.0
Health Care	4.1	4.1	13.6
Industrials	9.6	9.5	10.3
Information
Technology	8.6	8.6	18.2
Materials	8.2	8.2	3.6
Telecommunication
Services	1.9	2.7	3.2
Utilities	12.3	12.2	4.2

Ten Largest Holdings (% of total net assets)

Bunge Ltd.	Agricultural
	Products	1.1%
Computer Sciences Corp.	Data Processing &
	Outsourced
	Services	1.0
El Paso Corp.	Oil & Gas Storage &
	Transportation	0.9
Dover Corp.	Industrial
	Machinery	0.9
NRG Energy, Inc.	Independent Power
	Producers & Energy
	Traders	0.9
HCP, Inc. REIT	Specialized REITs	0.8
J.M. Smucker Co.	Packaged Foods &
	Meats	0.8
Mattel, Inc.	Leisure Products	0.8
Xilinx, Inc.	Semiconductors	0.8
AmerisourceBergen	Health Care
Corp.	Distributors	0.8
Top Ten		8.8%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectuses dated April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2009, the fund’s annualized expense ratios were 0.30% for Investor Shares and 0.15% for ETF Shares.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006, Through June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009

	Inception Date	One Year	Since Inception
Investor Shares	8/24/2006	-27.05%	-11.39%
ETF Shares	8/17/2006
Market Price		-26.95	-11.38
Net Asset Value		-26.99	-11.39

*	Return since inception.

Vanguard fund total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)
Consumer Discretionary (13.4%)
	Mattel, Inc.	414,658	6,655
	Genuine Parts Co.	184,686	6,198
	International Game
	Technology	342,888	5,452
	Darden Restaurants Inc.	150,874	4,976
	Starwood Hotels &
	Resorts Worldwide, Inc.	212,345	4,714
	Harley-Davidson, Inc.	271,043	4,394
	Limited Brands, Inc.	317,715	3,803
	Whirlpool Corp.	85,346	3,632
	Tiffany & Co.	142,852	3,623
	Hasbro, Inc.	144,819	3,510
*	Expedia, Inc.	227,304	3,435
	H & R Block, Inc.	196,716	3,389
	Newell Rubbermaid, Inc.	320,979	3,341
*	Liberty Media Corp.Ð
	Interactive Series A	653,295	3,273
	Virgin Media Inc.	323,013	3,020
	Autoliv, Inc.	97,172	2,796
	The Stanley Works	82,387	2,788
	Leggett & Platt, Inc.	172,993	2,635
	Wyndham Worldwide Corp.	205,388	2,489
	Washington Post Co.
	Class B	7,033	2,477
*	Mohawk Industries, Inc.	67,446	2,407
*	AutoNation, Inc.	133,486	2,316
	Royal Caribbean
	Cruises, Ltd.	160,755	2,177
	Black & Decker Corp.	69,790	2,000
*	The Goodyear Tire &
	Rubber Co.	172,390	1,941
	Foot Locker, Inc.	179,913	1,884
*	Interpublic Group
	of Cos., Inc.	358,545	1,811
*	Toll Brothers, Inc.	103,324	1,753
*	MGM Mirage, Inc.	267,201	1,707
	D. R. Horton, Inc.	165,360	1,548

			Market
			Value•
		Shares	($000)
	Lennar Corp. Class A	149,354	1,447
	WABCO Holdings Inc.	74,162	1,313
*	Discovery
	Communications Inc.
	Class C	57,192	1,174
	Weight Watchers
	International, Inc.	39,964	1,030
	Brinker International, Inc.	59,087	1,006
*	NVR, Inc.	1,847	928
	Eastman Kodak Co.	309,790	917
	Abercrombie & Fitch Co.	35,341	897
	Centex Corp.	93,431	791
	Pulte Homes, Inc.	88,933	785
*	Penn National Gaming, Inc.	26,862	782
*	Lamar Advertising Co.
	Class A	41,932	640
*	Clear Channel Outdoor
	Holdings, Inc. Class A	47,004	249
			108,103
Consumer Staples (5.3%)
	Bunge Ltd.	141,155	8,505
	J.M. Smucker Co.	137,458	6,689
	McCormick & Co., Inc.	136,644	4,445
	Tyson Foods, Inc.	339,378	4,280
*	Ralcorp Holdings, Inc.	65,634	3,998
	SUPERVALU Inc.	245,717	3,182
*	Dr. Pepper Snapple
	Group, Inc.	147,191	3,119
*	Constellation Brands, Inc.
	Class A	225,374	2,858
*	Smithfield Foods, Inc.	149,501	2,088
	PepsiAmericas, Inc.	73,907	1,981
	Hormel Foods Corp.	55,619	1,921
			43,066
Energy (7.3%)
	El Paso Corp.	808,913	7,466
*	Pride International, Inc.	201,491	5,049
*	Newfield Exploration Co.	153,517	5,015
	BJ Services Co.	338,870	4,619

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
*	Kinder Morgan
	Management, LLC	83,695	3,781
	Pioneer Natural
	Resources Co.	134,161	3,421
	Sunoco, Inc.	135,627	3,147
	ENSCO International, Inc.	82,286	2,869
	Cimarex Energy Co.	96,633	2,739
*	Nabors Industries, Inc.	165,168	2,573
	Tidewater Inc.	59,808	2,564
	Arch Coal, Inc.	165,790	2,548
	Rowan Cos., Inc.	131,140	2,534
	Tesoro Corp.	160,476	2,043
	Cabot Oil & Gas Corp.	59,977	1,838
*	Forest Oil Corp.	120,854	1,803
	Patterson-UTI Energy, Inc.	115,470	1,485
*	EXCO Resources, Inc.	104,026	1,344
	Massey Energy Co.	64,493	1,260
*	Exterran Holdings, Inc.	23,717	380
			58,478
Financials (29.1%)
	HCP, Inc. REIT	316,246	6,701
	Unum Group	384,383	6,096
	People’s United
	Financial Inc.	403,519	6,069
	Fifth Third Bancorp	840,667	5,969
	Lincoln National Corp.	343,693	5,915
	Plum Creek Timber Co. Inc.
	REIT	192,684	5,738
	Discover Financial Services	557,230	5,723
*	SLM Corp.	542,436	5,571
	Ventas, Inc. REIT	181,315	5,414
	Avalonbay
	Communities, Inc. REIT	92,725	5,187
	Regions Financial Corp.	1,270,575	5,133
	Everest Re Group, Ltd.	71,292	5,102
	Willis Group Holdings Ltd.	193,079	4,968
	The Hartford Financial
	Services Group Inc.	377,374	4,479
	XL Capital Ltd. Class A	383,827	4,399
	Health Care Inc. REIT	126,166	4,302
	KeyCorp	816,894	4,281
	PartnerRe Ltd.	65,504	4,254
	Axis Capital Holdings Ltd.	155,950	4,083
	New York Community
	Bancorp, Inc.	379,480	4,057
	Kimco Realty Corp. REIT	399,689	4,017
	Legg Mason Inc.	164,270	4,005
	Cincinnati Financial Corp.	178,751	3,995
	ProLogis REIT	487,109	3,926
	Comerica, Inc.	175,462	3,711
	Torchmark Corp.	98,670	3,655
	W.R. Berkley Corp.	168,625	3,620
	Federal Realty Investment
	Trust REIT	68,551	3,532

			Market
			Value•
		Shares	($000)
	Fidelity National
	Financial, Inc. Class A	256,227	3,467
	Rayonier Inc. REIT	91,469	3,325
	RenaissanceRe
	Holdings Ltd.	71,365	3,321
	Assurant, Inc.	136,195	3,281
	HCC Insurance
	Holdings, Inc.	133,100	3,196
	Regency Centers Corp. REIT	91,348	3,189
	Nationwide Health
	Properties, Inc. REIT	118,774	3,057
	AMB Property Corp. REIT	162,425	3,055
*	Markel Corp.	10,769	3,034
	First Horizon National Corp.	248,742	2,985
	Reinsurance Group of
	America, Inc.	84,272	2,942
	Host Hotels & Resorts Inc.
	REIT	343,729	2,884
*	Arch Capital Group Ltd.	49,155	2,879
	Cullen/Frost Bankers, Inc.	62,054	2,862
	Old Republic
	International Corp.	272,167	2,681
	Transatlantic Holdings, Inc.	61,527	2,666
^	Realty Income Corp. REIT	121,059	2,654
	Liberty Property Trust REIT	114,637	2,641
	Huntington Bancshares Inc.	630,830	2,637
	Federated Investors, Inc.	106,811	2,573
	Commerce Bancshares, Inc.	74,881	2,383
	First American Corp.	91,729	2,377
	Duke Realty Corp. REIT	248,422	2,179
	White Mountains
	Insurance Group Inc.	9,247	2,117
	Janus Capital Group Inc.	183,575	2,093
	Camden Property Trust REIT	75,816	2,092
	Raymond James
	Financial, Inc.	113,340	1,951
	American Financial
	Group, Inc.	87,226	1,882
	Marshall & Ilsley Corp.	388,992	1,867
	City National Corp.	50,355	1,855
	Weingarten Realty Investors
	REIT	126,894	1,841
	UDR, Inc. REIT	172,823	1,785
	TCF Financial Corp.	133,451	1,784
	Associated Banc-Corp.	140,614	1,758
^	The Macerich Co. REIT	90,730	1,598
	Hospitality Properties Trust
	REIT	129,417	1,539
	Zions Bancorp	127,145	1,470
*	Nasdaq OMX Group, Inc.	56,934	1,213
*	Jefferies Group, Inc.	56,840	1,212
	Mercury General Corp.	31,603	1,056
*	The St. Joe Co.	37,388	990
	Synovus Financial Corp.	324,331	970
	Validus Holdings, Ltd.	40,879	898

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Capitol Federal Financial	16,563	635
	TFS Financial Corp.	53,637	570
	BOK Financial Corp.	13,615	513
	Odyssey Re Holdings Corp.	12,156	486
			234,345
Health Care (4.1%)
	AmerisourceBergen Corp.	353,180	6,265
	Omnicare, Inc.	137,482	3,542
*	Coventry Health Care Inc.	172,872	3,234
*	Humana Inc.	97,973	3,161
*	King Pharmaceuticals, Inc.	286,022	2,754
*	Charles River
	Laboratories, Inc.	77,444	2,614
*	Hospira, Inc.	64,807	2,496
*	Vertex Pharmaceuticals, Inc.	65,512	2,335
*	Health Net Inc.	120,404	1,872
*	Inverness Medical
	Innovations, Inc.	43,071	1,533
*	Community Health
	Systems, Inc.	53,023	1,339
	Pharmaceutical Product
	Development, Inc.	42,849	995
*	Endo Pharmaceuticals
	Holdings, Inc.	47,353	849
*	Abraxis BioScience	3,239	119
			33,108
Industrials (9.6%)
	Dover Corp.	215,163	7,120
	Cooper Industries, Inc.
	Class A	193,966	6,023
	Rockwell Automation, Inc.	164,577	5,286
	Pitney Bowes, Inc.	239,498	5,252
*	URS Corp.	96,928	4,800
	Goodrich Corp.	93,316	4,663
	Masco Corp.	416,723	3,992
	Manpower Inc.	90,919	3,849
	Cintas Corp.	159,564	3,644
	KBR Inc.	187,764	3,462
	Textron, Inc.	307,991	2,975
	Avery Dennison Corp.	111,005	2,851
	R.R. Donnelley & Sons Co.	238,090	2,767
	Pentair, Inc.	107,960	2,766
	Joy Global Inc.	76,774	2,742
	Harsco Corp.	93,215	2,638
	SPX Corp.	41,056	2,011
	Pall Corp.	68,334	1,815
	Ryder System, Inc.	64,574	1,803
	Bucyrus International, Inc.	56,477	1,613
*	Terex Corp.	122,302	1,476
*	Owens Corning Inc.	88,011	1,125
*	Hertz Global Holdings Inc.	136,014	1,087
*	Kansas City Southern	36,801	593
*	Spirit Aerosystems
	Holdings Inc.	41,487	570
			76,923

			Market
			Value•
		Shares	($000)
Information Technology (8.6%)
*	Computer Sciences Corp.	175,828	7,789
	Xilinx, Inc.	317,751	6,501
	Microchip Technology, Inc.	211,329	4,766
	Fidelity National Information
	Services, Inc.	220,458	4,400
*	Flextronics International Ltd.	939,383	3,861
*	Avnet, Inc.	175,267	3,686
*	Micron Technology, Inc.	631,874	3,197
*	Ingram Micro, Inc. Class A	172,151	3,013
*	Arrow Electronics, Inc.	137,991	2,931
	Total System Services, Inc.	194,593	2,606
	KLA-Tencor Corp.	98,558	2,489
*	Citrix Systems, Inc.	73,783	2,353
*	LSI Corp.	484,342	2,209
	Seagate Technology	198,890	2,080
	Intersil Corp.	142,602	1,793
*	IAC/InterActiveCorp	110,877	1,780
*	Tellabs, Inc.	284,091	1,628
*	MEMC Electronic
	Materials, Inc.	91,253	1,625
	Jabil Circuit, Inc.	210,944	1,565
	Harris Corp.	54,093	1,534
*	Lexmark International, Inc.	90,868	1,440
*	NCR Corp.	119,311	1,411
	Molex, Inc. Class A	85,487	1,229
	Molex, Inc.	72,176	1,122
*	Advanced Micro
	Devices, Inc.	246,081	952
*	Cadence Design
	Systems, Inc.	148,054	874
*	Novellus Systems, Inc.	39,304	656
			69,490
Materials (8.2%)
	Vulcan Materials Co.	141,669	6,106
	United States Steel Corp.	162,239	5,798
*	Owens-Illinois, Inc.	194,020	5,435
	Ball Corp.	103,373	4,668
	Lubrizol Corp.	78,042	3,692
	Cliffs Natural Resources Inc.	149,369	3,655
	Sealed Air Corp.	183,197	3,380
	MeadWestvaco Corp.	198,214	3,253
	Steel Dynamics, Inc.	218,741	3,222
	Eastman Chemical Co.	84,184	3,191
	International Flavors &
	Fragrances, Inc.	91,297	2,987
	Bemis Co., Inc.	115,665	2,915
	Sonoco Products Co.	115,729	2,772
	Valspar Corp.	110,275	2,484
	FMC Corp.	51,960	2,458
	Allegheny Technologies Inc.	66,162	2,311
	Commercial Metals Co.	130,357	2,090
	Reliance Steel &
	Aluminum Co.	49,777	1,911
	AK Steel Holding Corp.	83,658	1,605

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Titanium Metals Corp.	136,572	1,255
	Walter Industries, Inc.	31,549	1,143
			66,331
Telecommunication Services (1.9%)
	Windstream Corp.	511,234	4,274
	Embarq Corp.	77,559	3,262
	Frontier
	Communications Corp.	361,213	2,579
	Telephone &
	Data Systems, Inc.Ð
	Special Common Shares	56,507	1,467
*	Level 3
	Communications, Inc.	934,448	1,411
	Telephone &
	Data Systems, Inc.	38,953	1,102
*	U.S. Cellular Corp.	21,947	844
	CenturyTel, Inc.	19,168	589
			15,528
Utilities (12.3%)
*	NRG Energy, Inc.	274,186	7,118
	DTE Energy Co.	189,218	6,055
	Wisconsin Energy Corp.	135,713	5,525
	Northeast Utilities	199,071	4,441
	CenterPoint Energy Inc.	381,176	4,223
	SCANA Corp.	129,793	4,214
	NSTAR	123,732	3,973
	MDU Resources Group, Inc.	202,045	3,833
	NiSource, Inc.	316,739	3,693
	Pinnacle West Capital Corp.	116,773	3,521
	ONEOK, Inc.	116,013	3,421
	Pepco Holdings, Inc.	250,798	3,371
	Alliant Energy Corp.	128,166	3,349
	UGI Corp. Holding Co.	125,340	3,195
	CMS Energy Corp.	262,883	3,176
	Energen Corp.	79,042	3,154
	DPL Inc.	134,400	3,114
	OGE Energy Corp.	109,956	3,114
	National Fuel Gas Co.	82,751	2,986
	NV Energy Inc.	270,372	2,917
*	Mirant Corp.	181,697	2,860
	Aqua America, Inc.	156,911	2,809
	TECO Energy, Inc.	234,527	2,798
	Integrys Energy Group, Inc.	88,714	2,661
	Questar Corp.	70,446	2,188
	American
	Water Works Co., Inc.	111,417	2,129
*	RRI Energy, Inc.	405,459	2,031
	Allegheny Energy, Inc.	68,674	1,761
*	Dynegy, Inc.	583,745	1,325
			98,955
Total Common Stocks
(Cost $940,154)			804,327

		Market
		Value•
	Shares	($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1,2 Vanguard Market
Liquidity Fund, 0.395%
(Cost $2,431)	2,431,149	2,431
Total Investments (100.1%)
(Cost $942,585)		806,758
Other Assets and Liabilities (-0.1%)
Other Assets		9,000
Liabilities[2]		(9,690)
		(690)
Net Assets (100%)		806,068

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	1,110,881
Undistributed Net Investment Income	7,132
Accumulated Net Realized Losses	(176,118)
Unrealized Appreciation (Depreciation)	(135,827)
Net Assets	806,068

Investor Shares-Net Assets
Applicable to 23,384,637 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	313,715
Net Asset Value Per Share-
Investor Shares	$13.42

ETF Shares-Net Assets
Applicable to 14,450,345 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	492,353
Net Asset Value Per Share-
ETF Shares	$34.07

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,183,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $1,241,000 of collateral received for securities on loan.

REIT-Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends	8,060
Interest[1]	2
Security Lending	59
Total Income	8,121
Expenses
The Vanguard Group-Note B
Investment Advisory Services	50
Management and Administrative-Investor Shares	258
Management and Administrative-ETF Shares	103
Marketing and Distribution-Investor Shares	33
Marketing and Distribution-ETF Shares	54
Custodian Fees	99
Shareholders’ Reports and Proxies-Investor Shares	15
Shareholders’ Reports and Proxies-ETF Shares	33
Total Expenses	645
Net Investment Income	7,476
Realized Net Gain (Loss)
Investment Securities Sold	(54,252)
Futures Contracts	127
Realized Net Gain (Loss)	(54,125)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	73,542
Net Increase (Decrease) in Net Assets Resulting from Operations	26,893
1 Interest income from an affiliated company of the fund was $2,000.

See accompanyying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,476	14,689
Realized Net Gain (Loss)	(54,125)	(66,664)
Change in Unrealized Appreciation (Depreciation)	73,542	(173,111)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,893	(225,086)
Distributions
Net Investment Income
Investor Shares	(289)	(5,334)
ETF Shares	(461)	(9,346)
Realized Capital Gain
Investor Shares	-	-
ETF Shares	-	-
Total Distributions	(750)	(14,680)
Capital Share Transactions
Investor Shares	82,891	116,809
ETF Shares	121,195	288,413
Net Increase (Decrease) from Capital Share Transactions	204,086	405,222
Total Increase (Decrease)	230,229	165,456
Net Assets
Beginning of Period	575,839	410,383
End of Period[1]	806,068	575,839
1 Net Assets-End of Period includes undistributed net investment income of $7,132,000 and $406,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares
	Six Months			Aug. 24,
	Ended	Year Ended		2006[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.92	$20.95	$22.34	$20.00
Investment Operations
Net Investment Income	.138[2]	.466[2]	.427	.140
Net Realized and Unrealized Gain (Loss) on Investments	.378	(8.156)	(1.407)	2.340
Total from Investment Operations	.516	(7.690)	(.980)	2.480
Distributions
Dividends from Net Investment Income	(.016)	(.340)	(.410)	(.140)
Distributions from Realized Capital Gains	-	-	-	-
Total Distributions	(.016)	(.340)	(.410)	(.140)
Net Asset Value, End of Period	$13.42	$12.92	$20.95	$22.34

Total Return[3]	4.03%	-36.64%	-4.37%	12.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$314	$217	$195	$65
Ratio of Total Expenses to Average Net Assets	0.30%[4]	0.25%	0.24%	0.26%[4]
Ratio of Net Investment Income to Average Net Assets	2.61%[4]	2.73%	2.48%	2.50%[4]
Portfolio Turnover Rate[5]	68%[4]	45%	46%	16%

1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares
	Six Months			Aug. 17,
	Ended	Year Ended		2006[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$32.80	$53.16	$56.67	$51.00
Investment Operations
Net Investment Income	.386[2]	1.261[2]	1.133	.373
Net Realized and Unrealized Gain (Loss) on Investments	.925	(20.716)	(3.553)	5.661
Total from Investment Operations	1.311	(19.455)	(2.420)	6.034
Distributions
Dividends from Net Investment Income	(.041)	(.905)	(1.090)	(.364)
Distributions from Realized Capital Gains	-	-	-	-
Total Distributions	(.041)	(.905)	(1.090)	(.364)
Net Asset Value, End of Period	$34.07	$32.80	$53.16	$56.67

Total Return	4.02%	-36.53%	-4.27%	11.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$492	$359	$215	$46
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.12%	0.13%	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	2.76%[3]	2.86%	2.59%	2.63%[3]
Portfolio Turnover Rate[4]	68%[3]	45%	46%	16%

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006Ð2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

Mid-Cap Value Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $189,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1-Quoted prices in active markets for identical securities.

Level 2-Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3-Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2009, the fund realized $15,231,000 of net capital gains resulting from in-kind redemptions-in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Mid-Cap Value Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $96,856,000 to offset future net capital gains of $11,000 through December 31, 2014, $390,000 through December 31, 2015, $47,840,000 through December 31, 2016, and $48,615,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $942,585,000. Net unrealized depreciation of investment securities for tax purposes was $135,827,000, consisting of unrealized gains of $31,353,000 on securities that had risen in value since their purchase and $167,180,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2009, the fund purchased $483,335,000 of investment securities and sold $273,954,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	124,765	10,129	195,334	11,939
Issued in Lieu of Cash Distributions	257	24	4,764	386
Redeemed	(42,131)	(3,538)	(83,289)	(4,876)
Net Increase (Decrease)-Investor Shares	82,891	6,615	116,809	7,449
ETF Shares
Issued	183,339	5,400	475,011	11,404
Issued in Lieu of Cash Distributions	-	-	-	-
Redeemed	(62,144)	(1,900)	(186,598)	(4,500)
Net Increase (Decrease)-ETF Shares	121,195	3,500	288,413	6,904

G. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2008	6/30/2009	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,091.53	$1.56
Admiral Shares	1,000.00	1,092.32	0.78
Institutional Shares	1,000.00	1,092.34	0.47
Signal Shares	1,000.00	1,091.77	0.78
ETF Shares	1,000.00	1,091.93	0.78
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,083.15	$1.39
Admiral Shares	1,000.00	1,084.11	0.78
Institutional Shares	1,000.00	1,083.85	0.47
Signal Shares	1,000.00	1,083.84	0.77
ETF Shares	1,000.00	1,084.19	0.78
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,126.02	$1.58
ETF Shares	1,000.00	1,127.47	0.79
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,040.25	$1.52
ETF Shares	1,000.00	1,040.17	0.76

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.30% for the Extended Market Index Fund Investor Shares, 0.15% for the Admiral Shares, 0.09% for the Institutional Shares, 0.15% for the Signal Shares, 0.15% for the ETF Shares; 0.27% for the Mid-Cap Index Fund Investor Shares, 0.15% for the Admiral Shares, 0.09% for the Institutional Shares, 0.15% for the Signal Shares, 0.15% for the ETF Shares; 0.30% for the Mid-Cap Growth Index Fund Investor Shares, 0.15% for the ETF Shares; 0.30% for the Mid-Cap Value Index Fund Investor Shares, 0.15% for the ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Six Months Ended June 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2008	6/30/2009	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,023.31	$1.51
Admiral Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.35	0.45
Signal Shares	1,000.00	1,024.05	0.75
ETF Shares	1,000.00	1,024.05	0.75
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,023.46	$1.35
Admiral Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.35	0.45
Signal Shares	1,000.00	1,024.05	0.75
ETF Shares	1,000.00	1,024.05	0.75
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.31	$1.51
ETF Shares	1,000.00	1,024.05	0.75
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.31	$1.51
ETF Shares	1,000.00	1,024.05	0.75

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.30% for the Extended Market Index Fund Investor Shares, 0.15% for the Admiral Shares, 0.09% for the Institutional Shares, 0.15% for the Signal Shares, 0.15% for the ETF Shares; 0.27% for the Mid-Cap Index Fund Investor Shares, 0.15% for the Admiral Shares, 0.09% for the Institutional Shares, 0.15% for the Signal Shares, 0.15% for the ETF Shares; 0.30% for the Mid-Cap Growth Index Fund Investor Shares, 0.15% for the ETF Shares; 0.30% for the Mid-Cap Value Index Fund Investor Shares, 0.15% for the ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Extended Market Index Fund, Mid-Cap Index Fund, Mid-Cap Growth Index Fund, and Mid-Cap Value Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard-through its Quantitative Equity Group- serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees	Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Executive Chief Staff and Marketing Officer for North
Born 1954. Trustee Since May 1987. Chairman of	America and Corporate Vice President of Xerox
the Board. Principal Occupation(s) During the Past	Corporation (photocopiers and printers); Director of
Five Years: Chairman of the Board and Director/Trustee	SPX Corporation (multi-industry manufacturing), the
of The Vanguard Group, Inc., and of each of the	United Way of Rochester, the Boy Scouts of America,
investment companies served by The Vanguard Group;	Amerigroup Corporation (direct health and medical
Chief Executive Officer and President of The Vanguard	insurance carriers), and Monroe Community College
Group and of each of the investment companies served	Foundation.
by The Vanguard Group (1996–2008); Chairman of
the Financial Accounting Foundation; Governor of
the Financial Industry Regulatory Authority (FINRA);	Rajiv L. Gupta
Director of United Way of Southeastern Pennsylvania.	Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and
F. William McNabb III[1]	Haas Co. (chemicals); President of Rohm and Haas Co.
Born 1957. Trustee Since July 2009. Principal	(2006–2008); Board Member of American Chemistry
Occupation(s) During the Past Five Years: Director of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., since 2008; Chief Executive	manufacturing and services) and Hewlett-Packard Co.
Officer and President of The Vanguard Group and of	(electronic computer manufacturing); Trustee of The
each of the investment companies served by The	Conference Board.
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President of
Independent Trustees	the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
of Arts and Sciences with Secondary Appointments
Charles D. Ellis	at the Annenberg School for Communication and the
Born 1937. Trustee Since January 2001. Principal	Graduate School of Education of the University of
Occupation(s) During the Past Five Years: Applecore	Pennsylvania; Director of Carnegie Corporation of
Partners (pro bono ventures in education); Senior	New York, Schuylkill River Development Corporation,
Advisor to Greenwich Associates (international business	and Greater Philadelphia Chamber of Commerce;
strategy consulting); Successor Trustee of Yale University;	Trustee of the National Constitution Center.
Overseer of the Stern School of Business at New York
University; Trustee of the Whitehead Institute for
Biomedical Research.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Retired
Corporate Vice President, Chief Global Diversity Officer,	Thomas J. Higgins[1]
and Member of the Executive Committee of Johnson	Born 1957. Chief Financial Officer Since September
& Johnson (pharmaceuticals/consumer products);	2008. Principal Occupation(s) During the Past Five
Vice President and Chief Information Officer of Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
& Johnson (1997–2005); Director of the University	Financial Officer of each of the investment companies
Medical Center at Princeton and Women’s Research	served by The Vanguard Group since 2008; Treasurer
and Education Institute.	of each of the investment companies served by The
Vanguard Group (1998–2008).

André F. Perold
Born 1952. Trustee Since December 2004. Principal	Kathryn J. Hyatt[1]
Occupation(s) During the Past Five Years: George Gund	Born 1955. Treasurer Since November 2008. Principal
Professor of Finance and Banking, Harvard Business	Occupation(s) During the Past Five Years: Principal of
School; Director and Chairman of UNX, Inc. (equities	The Vanguard Group, Inc.; Treasurer of each of the
trading firm); Chair of the Investment Committee of	investment companies served by The Vanguard
HighVista Strategies LLC (private investment firm).	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam[1]
President, Chief Executive Officer, and Director of	Born 1956. Secretary Since July 2005. Principal
NACCO Industries, Inc. (forklift trucks/housewares/	Occupation(s) During the Past Five Years: Managing
lignite); Director of Goodrich Corporation (industrial	Director of The Vanguard Group, Inc., since 2006;
products/aircraft systems and services).	General Counsel of The Vanguard Group since 2005;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
Peter F. Volanakis	since 2005; Director and Senior Vice President of
Born 1955. Trustee Since July 2009. Principal	Vanguard Marketing Corporation since 2005; Principal
Occupations During the Past Five Years: President	of The Vanguard Group (1997–2006).
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005); Director	Vanguard Senior Management Team
of Corning Incorporated and Dow Corning; Trustee of
the Corning Incorporated Foundation and the Corning
Museum of Glass; Overseer of the Amos Tuck School	R. Gregory Barton	Michael S. Miller
of Business Administration at Dartmouth College.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
sponsored, endorsed, or promoted by MSCI, and MSCI
Direct Investor Account Services > 800-662-2739	bears no liability with respect to any such funds or
securities. For any such funds or securities, the
Institutional Investor Services > 800-523-1036	prospectus or the Statement of Additional Information
contains a more detailed description of the limited
Text Telephone for People	relationship MSCI has with The Vanguard Group and
With Hearing Impairment > 800-952-3335	any related funds.

This material may be used in conjunction	Standard & Poor’s® and S&P® are trademarks of The
with the offering of shares of any Vanguard	McGraw-Hill Companies, Inc., and have been licensed
fund only if preceded or accompanied by	for use by The Vanguard Group, Inc. Vanguard mutual
the fund’s current prospectus.	funds are not sponsored, endorsed, sold, or promoted
by Standard & Poor’s, and Standard & Poor’s makes no
All comparative mutual fund data are from Lipper Inc. or	representation regarding the advisability of investing in
Morningstar, Inc., unless otherwise noted.	the funds.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the	© 2009 The Vanguard Group, Inc.
Public Reference Section, Securities and Exchange	All rights reserved.
Commission, Washington, DC 20549-0102.	Vanguard Marketing Corporation, Distributor.
Q982 082009

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (13.4%)
	Ross Stores, Inc.	770,711	29,749
*	Priceline.com, Inc.	253,196	28,244
	Cablevision Systems NY Group Class A	1,450,223	28,149
	BorgWarner, Inc.	708,606	24,199
	Advance Auto Parts, Inc.	577,747	23,971
*	Dollar Tree, Inc.	551,482	23,217
*	DISH Network Corp.	1,278,696	20,728
*	Discovery Communications Inc. Class C	996,716	20,463
*	CarMax, Inc.	1,341,229	19,716
*	ITT Educational Services, Inc.	191,441	19,270
	Strayer Education, Inc.	85,815	18,717
*	Liberty Global, Inc. Series C	1,183,390	18,709
	American Eagle Outfitters, Inc.	1,254,997	17,783
*	NVR, Inc.	35,199	17,684
	PetSmart, Inc.	773,145	16,592
*	Discovery Communications Inc. Class A	713,894	16,098
*	Urban Outfitters, Inc.	695,912	14,524
*	LKQ Corp.	853,330	14,037
*	Aeropostale, Inc.	407,659	13,970
*	Toll Brothers, Inc.	803,465	13,635
*,^	Chipotle Mexican Grill, Inc.	167,471	13,398
*	DreamWorks Animation SKG, Inc.	453,734	12,519
*	Mohawk Industries, Inc.	341,446	12,183
*	Penn National Gaming, Inc.	410,955	11,963
*	Career Education Corp.	449,056	11,177
	Brinker International, Inc.	621,401	10,582
*	Marvel Entertainment, Inc.	297,091	10,573
*	Chico's FAS, Inc.	1,078,838	10,497
*,^	Netflix.com, Inc.	253,830	10,493
	Wendy's/Arby's Group, Inc.	2,542,508	10,170
*,^	Sirius XM Radio Inc.	23,482,177	10,097
*	Jarden Corp.	534,551	10,023
*	Bally Technologies Inc.	332,876	9,960
	Tupperware Brands Corp.	381,151	9,918
	Foot Locker, Inc.	943,202	9,875
	Gentex Corp.	837,653	9,717
	Aaron Rents, Inc.	324,658	9,681
*	WMS Industries, Inc.	300,475	9,468
	Guess ?, Inc.	367,158	9,465
*,^	Las Vegas Sands Corp.	1,202,357	9,451
*,^	Panera Bread Co.	189,234	9,435
*	The Warnaco Group, Inc.	283,909	9,199
	Phillips-Van Heusen Corp.	313,389	8,991
*	Corinthian Colleges, Inc.	529,997	8,973
*	Dick's Sporting Goods, Inc.	520,480	8,952

1

*	Hanesbrands Inc.	575,884	8,644
	John Wiley & Sons Class A	258,939	8,610
*	J. Crew Group, Inc.	316,074	8,540
	Service Corp. International	1,557,584	8,536
*	Carter's, Inc.	344,893	8,488
	Royal Caribbean Cruises, Ltd.	624,493	8,456
*	MGM Mirage, Inc.	1,260,597	8,055
*	Tractor Supply Co.	192,762	7,965
*	Liberty Global, Inc. Class A	492,155	7,820
*	Jack in the Box Inc.	347,436	7,800
*	Rent-A-Center, Inc.	401,766	7,164
*,^	Lamar Advertising Co. Class A	463,928	7,084
*	Brink's Home Security Holdings, Inc.	248,295	7,029
	MDC Holdings, Inc.	225,086	6,777
	Wolverine World Wide, Inc.	301,766	6,657
*	Fossil, Inc.	272,056	6,551
*	Iconix Brand Group Inc.	420,963	6,474
	Regal Entertainment Group Class A	487,030	6,473
	Polaris Industries, Inc.	198,363	6,371
*	The Cheesecake Factory Inc.	366,172	6,335
*	The Gymboree Corp.	177,279	6,290
	Hillenbrand Inc.	376,593	6,267
	Williams-Sonoma, Inc.	527,249	6,258
*	Scientific Games Corp.	396,068	6,246
	Men's Wearhouse, Inc.	317,712	6,094
	Tempur-Pedic International Inc.	456,334	5,964
	Matthews International Corp.	188,189	5,856
	Burger King Holdings Inc.	336,947	5,819
	Sotheby's	408,546	5,765
*	Collective Brands, Inc.	390,835	5,694
*	Deckers Outdoor Corp.	79,765	5,605
	Jones Apparel Group, Inc.	520,942	5,590
	Weight Watchers International, Inc.	215,760	5,560
	Bob Evans Farms, Inc.	186,866	5,371
	Choice Hotels International, Inc.	199,747	5,315
*	Capella Education Co.	86,381	5,179
	Interactive Data Corp.	223,597	5,174
*,^	Under Armour, Inc.	223,623	5,005
*	Coinstar, Inc.	183,938	4,911
	Pool Corp.	295,295	4,890
*	Vail Resorts Inc.	181,408	4,865
*	P.F. Chang's China Bistro, Inc.	146,857	4,708
	Barnes & Noble, Inc.	226,339	4,669
	Regis Corp.	267,307	4,654
	The Buckle, Inc.	143,241	4,551
	Ryland Group, Inc.	262,062	4,392
	International Speedway Corp.	169,336	4,337
*,^	Life Time Fitness, Inc.	216,319	4,329
*	Morningstar, Inc.	101,569	4,188
*	CEC Entertainment Inc.	140,276	4,135
	Penske Automotive Group Inc.	240,919	4,009
	Thor Industries, Inc.	216,741	3,982
*	The Dress Barn, Inc.	275,080	3,934

2

*	American Public Education, Inc.	98,395	3,897
*	Saks Inc.	879,062	3,894
*	The Children's Place Retail Stores, Inc.	147,260	3,892
*	99 Cents Only Stores	285,394	3,876
*	Jos. A. Bank Clothiers, Inc.	111,580	3,845
	Cracker Barrel Old Country Store Inc.	137,690	3,842
	Group 1 Automotive, Inc.	146,700	3,817
*,^	K12 Inc.	176,781	3,810
*,^	Blue Nile Inc.	88,443	3,802
*	TRW Automotive Holdings Corp.	333,107	3,764
*	Timberland Co.	280,553	3,723
*	Sonic Corp.	371,098	3,722
*	Meritage Corp.	190,584	3,594
	Cooper Tire & Rubber Co.	359,548	3,567
*	Buffalo Wild Wings Inc.	109,545	3,562
	National CineMedia Inc.	256,923	3,535
*	Pinnacle Entertainment, Inc.	366,909	3,409
*	Texas Roadhouse, Inc.	311,166	3,395
*	Jo-Ann Stores, Inc.	160,565	3,319
*	Papa John's International, Inc.	131,327	3,256
	UniFirst Corp.	87,254	3,243
	American Greetings Corp. Class A	276,593	3,231
*	Sally Beauty Co. Inc.	499,311	3,176
*	Gaylord Entertainment Co.	249,282	3,168
	Monro Muffler Brake, Inc.	122,975	3,162
	Dillard's Inc.	343,032	3,156
*	Hibbett Sports Inc.	174,190	3,135
	Scholastic Corp.	158,134	3,129
	Cato Corp. Class A	179,298	3,127
*	Helen of Troy Ltd.	183,973	3,089
	Fred's, Inc.	244,962	3,087
*	Tenneco Automotive, Inc.	288,340	3,056
*	Cabela's Inc.	240,724	2,961
	DineEquity, Inc.	94,312	2,942
	Ameristar Casinos, Inc.	154,479	2,940
*	Boyd Gaming Corp.	344,078	2,925
	OfficeMax, Inc.	464,785	2,919
*	AnnTaylor Stores Corp.	358,131	2,858
	CKE Restaurants Inc.	333,111	2,825
*	Steven Madden, Ltd.	109,584	2,789
	Stewart Enterprises, Inc. Class A	567,716	2,736
	NutriSystem, Inc.	187,049	2,712
	The Pep Boys (Manny, Moe & Jack)	260,656	2,643
*	Charming Shoppes, Inc.	704,881	2,622
*	True Religion Apparel, Inc.	115,921	2,585
	Stage Stores, Inc.	231,919	2,574
	Arbitron Inc.	161,529	2,567
*	HSN, Inc.	240,148	2,538
	Finish Line, Inc.	334,791	2,484
*	Live Nation, Inc.	509,972	2,478
*	CKX, Inc.	338,469	2,400
	Brunswick Corp.	536,940	2,320
*	Citi Trends Inc.	89,519	2,317

3

	Columbia Sportswear Co.	74,351	2,299
*	Ascent Media Corp.	85,820	2,281
	Harte-Hanks, Inc.	245,713	2,273
*	Interval Leisure Group, Inc.	241,409	2,250
	Spartan Motors, Inc.	198,553	2,250
	National Presto Industries, Inc.	29,373	2,235
*	Genesco, Inc.	117,438	2,204
*	JAKKS Pacific, Inc.	170,361	2,186
*	Ruby Tuesday, Inc.	323,159	2,152
*	PetMed Express, Inc.	142,522	2,142
	Cinemark Holdings Inc.	186,725	2,114
*	Pre-Paid Legal Services, Inc.	47,476	2,070
	World Wrestling Entertainment, Inc.	163,660	2,056
*	Warner Music Group Corp.	347,999	2,036
	Asbury Automotive Group, Inc.	195,849	2,006
	Superior Industries International, Inc.	141,708	1,998
*	Peet's Coffee & Tea Inc.	79,263	1,997
	Callaway Golf Co.	393,675	1,996
*	Skechers U.S.A., Inc.	202,769	1,981
	ArvinMeritor, Inc.	449,698	1,974
	Churchill Downs, Inc.	58,399	1,966
*	Hot Topic, Inc.	268,783	1,965
	Ambassadors Group, Inc.	142,489	1,962
*	Universal Technical Institute Inc.	131,020	1,956
*	California Pizza Kitchen, Inc.	146,947	1,953
*	Charlotte Russe Holding Inc.	151,338	1,949
*	Shuffle Master, Inc.	290,541	1,921
	Brown Shoe Co., Inc.	258,183	1,869
*	Chipotle Mexican Grill, Inc. Class B	26,200	1,829
*	Stein Mart, Inc.	206,207	1,827
*	The Wet Seal, Inc. Class A	591,509	1,816
	Ethan Allen Interiors, Inc.	175,232	1,815
*	Coldwater Creek Inc.	296,372	1,796
*	BJ's Restaurants Inc.	105,877	1,786
*	Red Robin Gourmet Burgers, Inc.	94,175	1,766
*	Federal-Mogul Corp.	186,056	1,758
*	Domino's Pizza, Inc.	230,255	1,725
*	Exide Technologies	460,420	1,717
	Sonic Automotive, Inc.	167,138	1,698
*	Universal Electronics, Inc.	83,902	1,692
	Liz Claiborne, Inc.	579,603	1,669
*	Smith & Wesson Holding Corp.	287,995	1,636
*	Mediacom Communications Corp.	319,866	1,635
*	Dolan Media Co.	127,494	1,631
	bebe stores, inc.	233,572	1,607
*	RC2 Corp.	119,018	1,575
*	Shutterfly, Inc.	111,092	1,550
	Christopher & Banks Corp.	229,518	1,540
*	Steak n Shake Co.	175,106	1,530
*	Standard Pacific Corp.	752,132	1,527
	Sturm, Ruger & Co., Inc.	121,265	1,509
	Speedway Motorsports, Inc.	108,800	1,497
*	Rentrak Corp.	90,183	1,482

4

*,^	Fuel Systems Solutions, Inc.	73,091	1,476
*	Ticketmaster Entertainment Inc.	226,515	1,454
*	hhgregg, Inc.	92,168	1,397
*	Valassis Communications, Inc.	228,385	1,395
*	Isle of Capri Casinos, Inc.	104,504	1,392
	K-Swiss, Inc.	163,027	1,386
*	RCN Corp.	231,387	1,381
*	Crocs, Inc.	403,270	1,371
	La-Z-Boy Inc.	287,949	1,359
*	Volcom, Inc.	105,201	1,315
	The Marcus Corp.	124,874	1,314
*	Tween Brands, Inc.	195,218	1,304
*	Drew Industries, Inc.	106,677	1,298
	Big 5 Sporting Goods Corp.	116,665	1,290
*	Pacific Sunwear of California, Inc.	381,664	1,286
*	Denny's Corp.	594,389	1,278
*	Clear Channel Outdoor Holdings, Inc. Class A	240,900	1,277
*	iRobot Corp.	98,015	1,272
*	Quiksilver, Inc.	684,710	1,267
	Blyth, Inc.	38,153	1,251
*	Midas Inc.	118,843	1,245
	Movado Group, Inc.	117,797	1,242
	Cherokee Inc.	61,862	1,226
	Winnebago Industries, Inc.	163,365	1,214
*	Maidenform Brands, Inc.	103,038	1,182
*	Krispy Kreme Doughnuts, Inc.	393,155	1,179
*	Core-Mark Holding Co., Inc.	45,233	1,179
	Haverty Furniture Cos., Inc.	128,813	1,179
*	Youbet.com, Inc.	354,035	1,168
	American Axle & Manufacturing Holdings, Inc.	338,865	1,166
*	Amerigon Inc.	188,980	1,153
*	Knology, Inc.	132,472	1,143
*	Ulta Salon, Cosmetics & Fragrance, Inc.	101,658	1,130
*	Grand Canyon Education Inc.	65,910	1,106
	Talbots Inc.	204,332	1,103
	Lithia Motors, Inc.	118,535	1,095
*	Kirkland's, Inc.	90,113	1,082
*	Overstock.com, Inc.	90,155	1,078
*	Stamps.com Inc.	124,239	1,054
	Oxford Industries, Inc.	87,384	1,018
*	AFC Enterprises, Inc.	148,633	1,003
	CSS Industries, Inc.	49,131	1,001
*	Bridgepoint Education, Inc.	58,800	1,000
*	Destination Maternity Corp.	58,920	983
*	Borders Group, Inc.	266,070	979
*,^	Raser Technologies, Inc.	345,874	968
*	Audiovox Corp.	163,426	958
	Jackson Hewitt Tax Service Inc.	151,580	949
	Modine Manufacturing Co.	197,300	947
*	Landry's Restaurants, Inc.	108,553	934
*	Dorman Products, Inc.	66,221	916
*	America's Car-Mart, Inc.	44,567	914
*	Lumber Liquidators, Inc.	56,801	895

5

*	Zumiez Inc.	110,233	883
*	Learning Tree International, Inc.	83,263	858
*	Cavco Industries, Inc.	33,650	852
	Weyco Group, Inc.	36,880	852
	CPI Corp.	49,957	849
*	Systemax Inc.	71,139	847
	Furniture Brands International Inc.	264,838	802
*	Gaiam, Inc.	146,631	802
	Books-a-Million Inc.	110,104	783
*	Hawk Corp. Class A	56,343	780
	M/I Homes, Inc.	79,314	777
	O'Charley's Inc.	83,889	776
	Stanley Furniture Co., Inc.	71,739	774
*,^	LodgeNet Interactive Corp.	226,715	771
*,^	Blockbuster Inc. Class A	1,161,360	767
	Frisch's Restaurants, Inc.	25,701	759
*	The Princeton Review, Inc.	139,455	754
	Belo Corp. Class A	418,649	749
*	Nobel Learning Communities, Inc.	61,943	711
*	Steinway Musical Instruments Inc.	66,182	708
	Skyline Corp.	32,205	700
*	Rubio's Restaurants, Inc.	108,726	677
*	Tuesday Morning Corp.	200,766	677
*	Pier 1 Imports Inc.	339,679	676
*	Morgans Hotel Group	174,950	670
*	drugstore.com, Inc.	363,106	661
*	A.C. Moore Arts & Crafts, Inc.	174,092	655
*	Martha Stewart Living Omnimedia, Inc.	213,596	654
*	Shoe Carnival, Inc.	53,872	643
*	Zale Corp.	185,961	640
*	Insignia Systems, Inc.	214,549	609
	Kenneth Cole Productions, Inc.	86,398	607
	Standard Motor Products, Inc.	72,750	602
*	Multimedia Games Inc.	120,030	595
*	G-III Apparel Group, Ltd.	51,657	594
*	Red Lion Hotels Corp.	122,900	590
	Marine Products Corp.	153,989	577
*	American Apparel, Inc.	157,080	572
*	Dana Holding Corp.	432,753	554
*,^	Sealy Corp. Rights Exp. 7/2/09	257,920	547
*	Luby's, Inc.	131,635	534
*,^	Conn's, Inc.	41,737	522
	Sinclair Broadcast Group, Inc.	266,960	518
*	Sealy Corp.	261,180	512
*	Famous Dave's of America, Inc.	82,395	506
*	Hollywood Media Corp.	321,267	501
*	DSW Inc. Class A	50,844	501
*	Mac-Gray Corp.	37,698	499
	E.W. Scripps Co. Class A	236,026	493
*	Casual Male Retail Group, Inc.	219,326	480
*,^	Quantum Fuel Systems Technologies Worldwide, Inc.	610,340	471
*	Russ Berrie and Co., Inc.	119,649	468
*	Rocky Brands Inc	119,552	467

6

*	Beazer Homes USA, Inc.	251,958	461
*	MarineMax, Inc.	131,711	453
	PRIMEDIA Inc.	224,537	451
*	MTR Gaming Group Inc.	174,123	435
*	Unifi, Inc.	299,840	426
*,^	Hovnanian Enterprises Inc. Class A	177,817	420
*	Culp, Inc.	82,428	412
*	Lin TV Corp.	243,388	409
*	New York & Co., Inc.	131,517	406
	Hooker Furniture Corp.	35,300	405
*	Crown Media Holdings, Inc.	241,298	403
*	Build-A-Bear-Workshop, Inc.	89,889	402
*	Benihana Inc. Class A	63,045	398
*	1-800-FLOWERS.COM, Inc.	206,571	397
	Fisher Communications, Inc.	30,955	396
*	Cache, Inc.	99,997	388
*	Carrols Restaurant Group Inc.	57,616	384
*	4Kids Entertainment Inc.	181,285	379
*	Ruth's Hospitality Group Inc.	103,082	378
*	Monarch Casino & Resort, Inc.	51,748	378
*,^	Brookfield Homes Corp.	93,907	376
*,^	Caribou Coffee Co.	58,198	374
	Dover Downs Gaming & Entertainment, Inc.	79,482	370
*	Perry Ellis International Corp.	50,145	365
*	Outdoor Channel Holdings Inc.	60,381	356
*	Empire Resorts Inc.	192,357	348
*	Pomeroy IT Solutions, Inc.	57,309	343
*	West Marine, Inc.	61,253	338
*	Playboy Enterprises, Inc. Class B	133,573	335
*	Bluegreen Corp.	131,902	332
*	Bidz.com, Inc.	114,258	322
*	Leapfrog Enterprises, Inc.	139,771	320
*	The Dixie Group, Inc.	109,360	318
	Barry RG Corp Ohio	48,142	313
*	McCormick & Schmick's Seafood Restaurants, Inc.	41,063	313
*	Forward Industries, Inc.	188,728	311
*	Tandy Leather Factory, Inc.	125,505	310
	Dover Motorsports, Inc.	211,971	301
	Sport Supply Group Inc.	34,116	293
*	Stoneridge, Inc.	60,029	288
*	Delta Apparel, Inc.	41,746	287
*	Century Casinos, Inc.	96,100	286
	Bassett Furniture Industries, Inc.	102,010	281
	Flexsteel Industries, Inc.	33,066	277
*	VCG Holding Corp	129,258	274
	Lakes Entertainment, Inc.	92,413	269
*,^	Nautilus Inc.	235,728	266
*,^	Jamba Inc.	220,970	265
*	Joe's Jeans, Inc.	389,951	257
*	Entravision Communications Corp.	536,129	257
*	Gaming Partners International	48,997	250
*	WPT Enterprises Inc.	206,165	247
*	ValueVision Media, Inc.	125,046	245

7

	Lifetime Brands, Inc.	58,274	238
*	Lincoln Educational Services	11,246	235
	Heelys Inc.	118,064	235
*	Franklin Electronic Publishers, Inc.	109,761	234
	Nobility Homes, Inc.	28,012	233
*	REX Stores Corp.	23,108	232
	Journal Communications, Inc.	220,261	231
*	Saga Communications Inc.	44,646	230
*	Trans World Entertainment Corp.	191,457	224
*	Orbitz Worldwide, Inc.	117,855	224
*	Palm Harbor Homes, Inc.	103,922	223
*	Cumulus Media Inc.	234,790	218
	Strattec Security Corp.	15,593	215
	Carmike Cinemas, Inc.	24,840	208
*	Carriage Services, Inc.	57,955	207
*	Town Sports International Holdings, Inc.	54,278	204
	Arctic Cat, Inc.	50,072	202
*	Shiloh Industries, Inc.	53,686	198
	Beasley Broadcast Group, Inc.	90,279	198
	ARK Restaurants Corp.	15,314	191
	Collectors Universe, Inc.	39,222	191
*	J. Alexander's Corp.	46,900	189
*	Global Traffic Network, Inc.	49,507	188
*	Benihana Inc.	27,540	188
*	Navarre Corp.	112,691	187
*,^	Champion Enterprises, Inc.	563,421	180
^	Bon-Ton Stores, Inc.	51,406	174
*	Alloy, Inc.	30,775	163
*	Great Wolf Resorts, Inc.	76,636	156
	AH Belo Corp.	155,625	153
*	InfoSonics Corp.	84,186	149
*	Design Within Reach Inc.	199,352	148
*	Nathan's Famous Inc	10,909	146
*	Silverleaf Resorts, Inc.	107,300	138
*,^	Lear Corp.	272,102	136
*	Cavalier Homes, Inc.	49,701	136
*	Aldila, Inc.	47,399	133
*	NTN Communications, Inc.	273,189	128
*,^	Gander Mountain Co.	21,005	126
^	The McClatchy Co. Class A	251,172	126
*	Craftmade International, Inc.	57,419	123
*	Duckwall-ALCO Stores, Inc.	6,717	109
*	Morton's Restaurant Group Inc.	35,710	107
*	Perfumania Holdings, Inc.	39,291	107
*	Lodgian, Inc.	80,960	105
*	MKTG Inc.,	93,399	101
*	Rick's Cabaret International, Inc.	16,335	100
*	Nexstar Broadcasting Group, Inc.	128,675	99
*	Charles & Colvard Ltd.	179,486	90
*	Emerson Radio Corp.	146,755	85
*	Escalade, Inc.	96,870	82
*,^	Playboy Enterprises, Inc. Class A	22,850	81
*	Atrinsic, Inc.	65,036	78

8

*	Syms Corp.	9,144	69
*,^	Orleans Homebuilders, Inc.	39,754	67
*	Golfsmith International Holdings, Inc.	43,979	66
*	Radio One, Inc.	93,623	66
*	Premier Exhibitions Inc.	86,968	63
*	Regent Communications, Inc.	275,690	61
*	Harris Interactive Inc.	149,054	61
*	Bakers Footwear Group Inc.	69,383	57
*	Bluefly, Inc.	44,063	51
*	Select Comfort Corp.	57,341	48
	Aaron Rents, Inc. Class A	2,025	48
*	Retail Ventures, Inc.	21,700	47
^	Media General, Inc. Class A	20,139	43
*	Blockbuster Inc. Class B	107,624	42
*	Rockford Corp.	168,328	40
*	Williams Controls, Inc.	6,252	40
	Johnson Outdoors Inc.	7,174	40
	Lee Enterprises, Inc.	74,461	39
*	California Coastal Communities, Inc.	24,348	34
*	Emmis Communications, Inc.	91,113	27
*	Amerityre Corp.	99,178	26
*	Ambassadors International, Inc.	77,088	23
	Hallwood Group Inc.	1,600	22
*	Proliance International Inc.	133,284	20
*	Cost Plus, Inc.	12,943	19
*	Meade Instruments Corp.	90,979	16
*	SPEEDUS Corp.	19,899	9
*	Kona Grill, Inc.	2,500	8
	Entercom Communications Corp.	4,752	7
	Gray Television, Inc.	14,805	7
*	Spanish Broadcasting System, Inc.	18,477	3
*	SPAR Group, Inc.	7,650	3
*	Singing Machine Co., Inc.	6,000	—
* ,^	Gadzooks, Inc.	92,160	—
			1,367,919
Consumer Staples (3.8%)
	Bunge Ltd.	741,994	44,705
	Church & Dwight, Inc.	427,174	23,200
*	Energizer Holdings, Inc.	421,356	22,012
*	Ralcorp Holdings, Inc.	344,215	20,970
*	Hansen Natural Corp.	441,088	13,594
	Alberto-Culver Co.	519,470	13,210
	Corn Products International, Inc.	454,997	12,189
	Del Monte Foods Co.	1,203,290	11,287
*	BJ's Wholesale Club, Inc.	342,507	11,039
	Flowers Foods, Inc.	482,015	10,527
*,^	Smithfield Foods, Inc.	723,922	10,113
*,^	Green Mountain Coffee Roasters, Inc.	164,616	9,732
*	NBTY, Inc.	335,354	9,430
	PepsiAmericas, Inc.	348,504	9,343
*	Chattem, Inc.	118,643	8,080
	Casey's General Stores, Inc.	309,788	7,959
*	United Natural Foods, Inc.	261,275	6,859

9

*	Mead Johnson Nutrition Co.	211,400	6,716
*	Rite Aid Corp.	3,779,164	5,707
	Ruddick Corp.	239,390	5,609
*	TreeHouse Foods Inc.	192,189	5,529
	Lancaster Colony Corp.	121,136	5,339
	Universal Corp. (VA)	152,239	5,041
	Sanderson Farms, Inc.	106,633	4,799
	Nu Skin Enterprises, Inc.	301,270	4,610
	Lance, Inc.	194,559	4,500
*	Central Garden & Pet Co. Class A	432,345	4,259
*	Winn-Dixie Stores, Inc.	332,007	4,163
*	Hain Celestial Group, Inc.	247,582	3,865
	Vector Group Ltd.	267,605	3,824
*	American Italian Pasta Co.	128,073	3,732
	Tootsie Roll Industries, Inc.	162,548	3,688
	The Andersons, Inc.	111,077	3,326
*	Bare Escentuals, Inc.	374,858	3,325
*	Darling International, Inc.	501,971	3,313
	J & J Snack Foods Corp.	84,962	3,050
	WD-40 Co.	100,800	2,923
	Diamond Foods, Inc.	100,432	2,802
*	Chiquita Brands International, Inc.	271,663	2,787
*	Smart Balance Inc.	382,698	2,606
*	The Pantry, Inc.	136,772	2,270
	Weis Markets, Inc.	67,389	2,259
	Nash-Finch Co.	78,013	2,111
*	Alliance One International, Inc.	542,898	2,063
	Cal-Maine Foods, Inc.	76,698	1,914
*	Boston Beer Co., Inc. Class A	61,559	1,822
	Spartan Stores, Inc.	137,959	1,712
	B&G Foods Inc.	180,746	1,520
	PriceSmart, Inc.	89,284	1,496
	Ingles Markets, Inc.	93,660	1,427
*	Prestige Brands Holdings Inc.	222,116	1,366
*	Elizabeth Arden, Inc.	153,924	1,344
	Farmer Brothers, Inc.	57,315	1,311
*	National Beverage Corp.	104,249	1,110
	Coca-Cola Bottling Co.	19,906	1,097
	Imperial Sugar Co.	89,209	1,080
*	Lifeway Foods, Inc.	81,422	1,050
	Calavo Growers, Inc.	50,694	1,005
	Village Super Market Inc. Class A	30,297	901
	Arden Group Inc. Class A	6,188	774
*	USANA Health Sciences, Inc.	25,300	752
*	Medifast, Inc.	60,809	697
*	The Great Atlantic & Pacific Tea Co., Inc.	163,233	694
*	Susser Holdings Corp.	61,110	684
	Alico, Inc.	21,440	644
*	Seneca Foods Corp.	18,900	632
*	Nutraceutical International Corp.	60,567	629
*	Zapata Corp.	91,072	620
	Rocky Mountain Chocolate Factory, Inc.	77,728	599
*	Revlon, Inc.	106,966	582

10

	Inter Parfums, Inc.	73,725	541
	United Guardian, Inc.	55,567	517
*	Monterey Pasta Co.	294,317	503
*	Natural Alternatives International, Inc.	75,837	500
*	John B. Sanfilippo & Son, Inc.	63,824	456
*	Omega Protein Corp.	98,686	401
	Oil-Dri Corp. of America	26,118	388
*,^	Diedrich Coffee, Inc.	15,850	377
*,^	Star Scientific, Inc.	407,196	362
*	Orchids Paper Products Co.	16,005	329
*	Schiff Nutrition International, Inc.	64,025	326
*	Overhill Farms Inc.	58,312	307
	Reddy Ice Holdings, Inc.	139,278	230
^	Mannatech, Inc.	60,320	199
*	MGP Ingredients, Inc.	68,459	196
*	Parlux Fragrances, Inc.	89,346	157
*	HQ Sustainable Maritime Industries, Inc.	16,712	153
	Reliv International, Inc.	39,264	134
*	Female Health Co.	27,083	130
*	Physicians Formula Holdings, Inc.	64,415	121
*	Cusine Solutions, Inc.	95,240	106
*	IGI, Inc.	72,500	83
*	Vermont Pure Holdings, Ltd.	600	1
			382,444
Energy (6.3%)
*	Petrohawk Energy Corp.	1,675,149	37,356
*	Ultra Petroleum Corp.	919,428	35,858
*	Pride International, Inc.	1,056,227	26,469
*	Newfield Exploration Co.	808,251	26,406
*	Plains Exploration & Production Co.	740,982	20,273
	Helmerich & Payne, Inc.	641,225	19,795
*	Oceaneering International, Inc.	332,558	15,032
	Cimarex Energy Co.	507,370	14,379
	Southern Union Co.	754,632	13,878
	Arch Coal, Inc.	878,085	13,496
	Tidewater Inc.	314,715	13,492
*	Dresser Rand Group, Inc.	501,115	13,079
*	EXCO Resources, Inc.	989,843	12,789
	Patterson-UTI Energy, Inc.	932,851	11,996
*	Alpha Natural Resources, Inc.	433,846	11,397
*	Whiting Petroleum Corp.	309,126	10,869
*	Forest Oil Corp.	677,327	10,106
*	Encore Acquisition Co.	320,949	9,901
*	Comstock Resources, Inc.	282,772	9,346
*	SEACOR Holdings Inc.	123,013	9,256
*	Concho Resources, Inc.	307,760	8,830
*	Atwood Oceanics, Inc.	339,812	8,465
	Frontier Oil Corp.	638,125	8,366
*	Superior Energy Services, Inc.	476,125	8,223
*	Unit Corp.	289,613	7,985
	St. Mary Land & Exploration Co.	380,356	7,938
	Foundation Coal Holdings, Inc.	272,151	7,650
*	Arena Resources, Inc.	232,454	7,404

11

	World Fuel Services Corp.	179,379	7,396
*	Oil States International, Inc.	302,234	7,317
*	Mariner Energy Inc.	610,809	7,177
*	SandRidge Energy, Inc.	830,494	7,076
*	Dril-Quip, Inc.	183,068	6,975
*	Helix Energy Solutions Group, Inc.	599,187	6,513
*	Quicksilver Resources, Inc.	688,954	6,400
*	Bill Barrett Corp.	226,885	6,230
*	Exterran Holdings, Inc.	380,066	6,096
*	Bristow Group, Inc.	177,293	5,253
*	Continental Resources, Inc.	185,827	5,157
	Berry Petroleum Class A	271,594	5,049
	Overseas Shipholding Group Inc.	145,801	4,963
	Penn Virginia Corp.	276,137	4,520
	Holly Corp.	250,061	4,496
*	CNX Gas Corp.	165,794	4,355
*	Key Energy Services, Inc.	754,132	4,344
	Atlas America, Inc.	239,686	4,283
	CARBO Ceramics Inc.	119,572	4,089
*	NATCO Group Inc.	121,399	3,996
*	Global Industries Ltd.	694,787	3,933
*	Gulfmark Offshore, Inc.	141,814	3,914
	Lufkin Industries, Inc.	90,819	3,819
*	USEC Inc.	685,921	3,649
*	TETRA Technologies, Inc.	458,175	3,647
*	Contango Oil & Gas Co.	83,504	3,548
	General Maritime Corp.	353,428	3,495
*	Goodrich Petroleum Corp.	137,611	3,384
*	Swift Energy Co.	190,140	3,166
*	Parker Drilling Co.	705,842	3,063
*	Hornbeck Offshore Services, Inc.	141,449	3,026
*	Patriot Coal Corp.	456,443	2,912
*	Carrizo Oil & Gas, Inc.	168,166	2,884
*	Rosetta Resources, Inc.	318,703	2,789
*	Delta Petroleum Corp.	1,324,901	2,557
*	James River Coal Co.	168,405	2,548
*	International Coal Group, Inc.	781,207	2,234
*,^	BPZ Energy, Inc.	444,034	2,171
*	McMoRan Exploration Co.	364,102	2,170
*	Complete Production Services, Inc.	338,062	2,150
*	Hercules Offshore, Inc.	537,599	2,134
*	Cal Dive International, Inc.	242,323	2,091
*	Stone Energy Corp.	266,564	1,978
^	W&T Offshore, Inc.	180,625	1,759
*	Matrix Service Co.	147,369	1,692
	RPC Inc.	199,239	1,664
*	Newpark Resources, Inc.	537,140	1,531
*	Vaalco Energy, Inc.	351,964	1,489
*	PHI Inc.	74,293	1,478
*	Pioneer Drilling Co.	306,375	1,468
*	Dawson Geophysical Co.	47,275	1,411
	Crosstex Energy, Inc.	333,397	1,387
*	Syntroleum Corp.	620,059	1,370

12

*	Petroleum Development Corp.	86,404	1,356
	Gulf Island Fabrication, Inc.	85,385	1,352
*	ION Geophysical Corp.	521,887	1,341
*	Western Refining, Inc.	182,376	1,288
*	Gulfport Energy Corp.	187,138	1,282
*	Harvest Natural Resources, Inc.	278,047	1,226
*	Veneco Inc.	153,612	1,178
*	FX Energy, Inc.	304,806	1,155
*,^	Clean Energy Fuels Corp.	130,550	1,124
*	Brigham Exploration Co.	314,204	1,097
*	Warren Resources Inc.	446,537	1,094
*	PetroQuest Energy, Inc.	282,376	1,042
*	Endeavor International Corp.	746,639	1,015
*	CVR Energy, Inc.	137,820	1,010
*,^	ATP Oil & Gas Corp.	143,331	998
*	Northern Oil and Gas, Inc.	146,430	933
*	GMX Resources Inc.	81,711	869
*	Basic Energy Services Inc.	125,640	858
*	Natural Gas Services Group	62,124	826
*	Cheniere Energy, Inc.	273,909	805
	Panhandle Royalty Co.	40,606	797
*	GeoResources Inc.	77,096	786
	Toreador Resources Corp.	115,426	773
	Alon USA Energy, Inc.	72,640	752
*	Bolt Technology Corp.	63,799	717
*	Credo Pete Corp.	66,075	706
*	T-3 Energy Services, Inc.	57,636	686
*	Clayton Williams Energy, Inc.	36,291	685
*	Allis-Chalmers Energy Inc.	286,829	663
*	Superior Well Services, Inc.	109,733	653
*	Rentech, Inc.	1,088,611	621
	Delek US Holdings, Inc.	73,166	620
*	ENGlobal Corp.	126,031	620
*	OYO Geospace Corp.	23,929	614
*	Bronco Drilling Co., Inc.	136,305	583
*	Westmoreland Coal Co.	71,654	580
*,^	Uranium Resources Inc.	434,043	556
*	OMNI Energy Services Corp.	261,158	548
*	Boots & Coots International Well Control, Inc.	394,034	548
*	Evergreen Energy, Inc.	504,420	494
*	Union Drilling, Inc.	69,431	460
*,^	Mitcham Industries, Inc.	87,164	452
*,^	SulphCo, Inc.	490,479	451
*	Parallel Petroleum Corp.	230,892	448
*,^	Verenium Corp.	524,701	399
*	Ngas Resources Inc.	181,432	379
*	Abraxas Petroleum Corp.	398,288	378
*	Callon Petroleum Co.	186,083	368
*	Geokinetics Inc.	26,943	368
*,^	Uranium Energy Corp.	123,700	359
*	Double Eagle Petroleum Co.	71,516	356
*	Rex Energy Corp.	61,895	353
*,^	American Oil & Gas Inc.	311,932	312

13

*,^	Trico Marine Services, Inc.	86,778	298
*,^	RAM Energy Resources, Inc.	367,188	294
*	Approach Resources Inc.	42,600	294
*,^	Green Plains Renewable Energy, Inc.	42,975	281
*,^	Tri-Valley Corp.	246,752	252
*,^	Cano Petroleum Inc.	249,987	237
*,^	Royale Energy, Inc.	87,841	211
*	PHI Inc. Non-Voting Shares	12,172	209
*	Gasco Energy Inc.	672,029	188
*	Isramco, Inc.	1,708	182
*	National Coal Corp.	150,364	179
^	Houston American Energy Corp.	87,555	160
	Barnwell Industries, Inc.	40,066	158
*	Harken Energy Corp.	56,845	145
*,^	Geomet, Inc.	121,818	134
*,^	Hyperdynamics Corp.	291,794	123
*	The Meridian Resource Corp.	343,302	120
*	Zion Oil&Gas Inc.	10,892	116
*	Edge Petroleum Corp.	192,793	113
*	Tengasco, Inc.	152,330	87
*	Pacific Ethanol, Inc.	184,506	72
*	Dune Energy, Inc.	244,700	32
*	Teton Energy Corp.	67,968	21
*	Cubic Enery, Inc.	14,529	16
*	TGC Industries, Inc.	1,900	9
*	Quest Resource Corp.	18,354	6
			638,101
Financials (17.3%)
	Everest Re Group, Ltd.	374,124	26,776
	BlackRock, Inc.	151,955	26,656
*	TD Ameritrade Holding Corp.	1,456,496	25,547
	New York Community Bancorp, Inc.	2,099,260	22,441
	Fidelity National Financial, Inc. Class A	1,427,879	19,319
	Eaton Vance Corp.	711,335	19,028
	Federal Realty Investment Trust REIT	359,613	18,527
	W.R. Berkley Corp.	844,919	18,140
	Rayonier Inc. REIT	480,906	17,481
	Regency Centers Corp. REIT	486,570	16,986
*	Markel Corp.	59,754	16,833
	AMB Property Corp. REIT	889,077	16,724
	Cullen/Frost Bankers, Inc.	361,536	16,674
	Digital Realty Trust, Inc. REIT	462,810	16,592
	HCC Insurance Holdings, Inc.	690,658	16,583
*	Jefferies Group, Inc.	769,825	16,420
	Nationwide Health Properties, Inc. REIT	623,851	16,058
	Reinsurance Group of America, Inc.	442,458	15,446
*,^	The St. Joe Co.	562,456	14,899
	Liberty Property Trust REIT	641,896	14,789
	SEI Investments Co.	814,773	14,699
	First American Corp.	566,953	14,690
*	Affiliated Managers Group, Inc.	251,032	14,608
	Old Republic International Corp.	1,462,709	14,408
	Brown & Brown, Inc.	706,238	14,075

14

^	Realty Income Corp. REIT	634,935	13,918
	Waddell & Reed Financial, Inc.	523,687	13,810
	Arthur J. Gallagher & Co.	609,333	13,003
	Commerce Bancshares, Inc.	404,221	12,866
	White Mountains Insurance Group Inc.	53,878	12,333
	Senior Housing Properties Trust REIT	733,490	11,971
	Duke Realty Corp. REIT	1,361,005	11,936
	The Hanover Insurance Group Inc.	311,070	11,855
*	AmeriCredit Corp.	807,649	10,944
	Mack-Cali Realty Corp. REIT	475,727	10,847
	Camden Property Trust REIT	389,790	10,758
	SL Green Realty Corp. REIT	467,129	10,716
	Bank of Hawaii Corp.	291,249	10,435
	First Niagara Financial Group, Inc.	910,589	10,399
	Essex Property Trust, Inc. REIT	166,956	10,390
	Raymond James Financial, Inc.	598,767	10,305
	Corporate Office Properties Trust, Inc. REIT	349,585	10,253
	Valley National Bancorp	862,960	10,097
	American Financial Group, Inc.	458,205	9,888
	Associated Banc-Corp.	778,800	9,735
*	Knight Capital Group, Inc. Class A	565,647	9,644
	Highwood Properties, Inc. REIT	430,792	9,637
	City National Corp.	261,207	9,620
	UDR, Inc. REIT	914,948	9,451
	Weingarten Realty Investors REIT	647,282	9,392
*	ProAssurance Corp.	203,173	9,389
	TCF Financial Corp.	686,518	9,179
	BancorpSouth, Inc.	441,090	9,056
*	Alleghany Corp.	32,961	8,932
	Westamerica Bancorporation	177,532	8,807
	Taubman Co. REIT	323,212	8,681
	Alexandria Real Estate Equities, Inc. REIT	240,165	8,596
	StanCorp Financial Group, Inc.	298,335	8,556
^	The Macerich Co. REIT	482,320	8,494
	FirstMerit Corp.	498,364	8,462
	National Retail Properties REIT	485,982	8,432
	Jones Lang LaSalle Inc.	250,943	8,213
	Greenhill & Co., Inc.	112,244	8,105
	Hospitality Properties Trust REIT	677,823	8,059
*	Stifel Financial Corp.	166,572	8,010
	Washington REIT	353,294	7,903
	Omega Healthcare Investors, Inc. REIT	501,650	7,786
	NewAlliance Bancshares, Inc.	650,130	7,477
	Prosperity Bancshares, Inc.	250,399	7,469
	BRE Properties Inc. Class A REIT	312,026	7,414
	Tanger Factory Outlet Centers, Inc. REIT	224,010	7,265
	Mercury General Corp.	216,658	7,243
	Transatlantic Holdings, Inc.	165,697	7,180
	American Campus Communities, Inc. REIT	317,912	7,051
	Washington Federal Inc.	535,989	6,968
	Erie Indemnity Co. Class A	193,599	6,923
	Home Properties, Inc. REIT	200,568	6,839
	UMB Financial Corp.	179,527	6,824

15

	Douglas Emmett, Inc. REIT	743,283	6,682
*	Signature Bank	243,000	6,590
	First Financial Bankshares, Inc.	126,769	6,384
	Mid-America Apartment Communities, Inc. REIT	171,914	6,311
	TFS Financial Corp.	587,931	6,244
	Healthcare Realty Trust Inc. REIT	361,151	6,078
	BioMed Realty Trust, Inc. REIT	591,989	6,056
*	PHH Corp.	331,692	6,030
	Protective Life Corp.	520,662	5,956
	Potlatch Corp. REIT	242,270	5,885
	Brandywine Realty Trust REIT	781,803	5,824
	Wilmington Trust Corp.	422,380	5,770
	Trustmark Corp.	296,967	5,737
	Equity Lifestyle Properties, Inc. REIT	154,082	5,729
	Fulton Financial Corp.	1,069,934	5,574
	Odyssey Re Holdings Corp.	139,370	5,572
	HRPT Properties Trust REIT	1,368,298	5,555
	Glacier Bancorp, Inc.	374,771	5,535
*	SVB Financial Group	200,659	5,462
	Kilroy Realty Corp. REIT	262,824	5,398
*	Investment Technology Group, Inc.	264,676	5,397
	Tower Group, Inc.	214,172	5,307
*	KBW Inc.	184,189	5,297
	BOK Financial Corp.	139,869	5,269
	Delphi Financial Group, Inc.	267,644	5,200
	Apollo Investment Corp.	866,651	5,200
	Capitol Federal Financial	135,423	5,191
	Synovus Financial Corp.	1,711,452	5,117
	EastGroup Properties, Inc. REIT	153,572	5,071
	PrivateBancorp, Inc.	226,690	5,042
	DCT Industrial Trust Inc. REIT	1,220,746	4,981
	Zenith National Insurance Corp.	227,290	4,941
	R.L.I. Corp.	109,233	4,894
	Franklin Street Properties Corp. REIT	361,155	4,785
	Ares Capital Corp.	592,191	4,773
	LaSalle Hotel Properties REIT	386,405	4,768
	Hancock Holding Co.	145,355	4,723
	United Bankshares, Inc.	230,187	4,498
	NBT Bancorp, Inc.	205,222	4,455
	PS Business Parks, Inc. REIT	91,383	4,427
	Extra Space Storage Inc. REIT	527,238	4,402
	Entertainment Properties Trust REIT	213,207	4,392
*	Piper Jaffray Cos., Inc.	99,048	4,325
	Forest City Enterprise Class A	652,079	4,304
	Astoria Financial Corp.	496,721	4,262
	First Citizens BancShares Class A	31,837	4,255
^	American Capital Ltd.	1,318,593	4,233
	Cash America International Inc.	180,039	4,211
	DiamondRock Hospitality Co. REIT	658,826	4,124
	Selective Insurance Group	322,036	4,112
	Developers Diversified Realty Corp. REIT	834,543	4,073
	Employers Holdings, Inc.	298,219	4,041
	Old National Bancorp	403,978	3,967

16

	optionsXpress Holdings Inc.	253,145	3,931
	Fannie Mae	6,753,932	3,917
	National Health Investors REIT	146,489	3,913
*	Interactive Brokers Group, Inc.	248,193	3,854
	IBERIABANK Corp.	97,516	3,843
	Allied Capital Corp.	1,092,508	3,802
	Popular, Inc.	1,718,359	3,780
	Whitney Holdings Corp.	409,705	3,753
	Post Properties, Inc. REIT	270,444	3,635
*	Navigators Group, Inc.	81,686	3,629
	Unitrin, Inc.	301,537	3,624
*	Portfolio Recovery Associates, Inc.	93,384	3,617
	Park National Corp.	61,291	3,462
	Sovran Self Storage, Inc. REIT	137,968	3,394
	F.N.B. Corp.	547,127	3,387
	Investors Real Estate Trust REIT	379,463	3,373
	Brookline Bancorp, Inc.	360,560	3,360
	Alexander's, Inc. REIT	12,454	3,358
	MGIC Investment Corp.	760,901	3,348
	American National Insurance Co.	44,100	3,333
*	Riskmetrics Group Inc.	187,572	3,313
*	Hilltop Holdings Inc.	275,634	3,272
	Financial Federal Corp.	157,604	3,239
*	EZCORP, Inc.	296,122	3,192
	International Bancshares Corp.	309,411	3,190
	Acadia Realty Trust REIT	242,721	3,168
	Sterling Bancshares, Inc.	496,787	3,145
	Infinity Property & Casualty Corp.	86,019	3,136
	Inland Real Estate Corp. REIT	447,639	3,133
	Safety Insurance Group, Inc.	99,548	3,042
^	Equity One, Inc. REIT	225,872	2,995
*	Investors Bancorp, Inc.	326,688	2,992
*	Ocwen Financial Corp.	230,321	2,987
	Medical Properties Trust Inc. REIT	487,213	2,957
	City Holding Co.	97,161	2,950
	Provident Financial Services Inc.	322,991	2,939
	Chemical Financial Corp.	145,834	2,904
	Community Bank System, Inc.	199,227	2,901
	First Commonwealth Financial Corp.	456,296	2,893
	LTC Properties, Inc. REIT	141,179	2,887
	Cathay General Bancorp	302,487	2,877
	Umpqua Holdings Corp.	367,432	2,851
*	PICO Holdings, Inc.	99,083	2,844
	GFI Group Inc.	419,476	2,827
	TrustCo Bank NY	466,244	2,756
*	First Cash Financial Services, Inc.	156,958	2,750
*	eHealth, Inc.	153,202	2,706
*	Conseco, Inc.	1,125,748	2,668
*	Forestar Real Estate Group, Inc.	218,962	2,601
	Webster Financial Corp.	322,240	2,594
*	Pinnacle Financial Partners, Inc.	193,471	2,577
	Susquehanna Bancshares, Inc.	525,106	2,568
	CNA Financial Corp.	164,501	2,545

17

*	Texas Capital Bancshares, Inc.	164,429	2,544
	East West Bancorp, Inc.	391,730	2,542
	Bank Mutual Corp.	291,130	2,539
	Wesco Financial Corp.	8,671	2,523
	Independent Bank Corp. (MA)	128,028	2,522
	Community Trust Bancorp Inc.	92,030	2,462
	Sunstone Hotel Investors, Inc. REIT	459,162	2,457
*,^	Freddie Mac	3,949,429	2,449
^	CVB Financial Corp.	406,649	2,428
	Horace Mann Educators Corp.	240,315	2,396
*	MSCI, Inc.-Class A Shares	97,906	2,393
	Prospect Energy Corp.	255,992	2,355
	WesBanco, Inc.	161,948	2,355
	Wintrust Financial Corp.	146,132	2,350
	CBL & Associates Properties, Inc. REIT	434,757	2,343
	SWS Group, Inc.	167,589	2,341
	United Fire & Casualty Co.	136,448	2,340
	National Penn Bancshares Inc.	505,912	2,332
	Cousins Properties, Inc. REIT	273,266	2,323
	Meadowbrook Insurance Group, Inc.	351,851	2,298
	Universal Health Realty Income REIT	72,836	2,296
	Harleysville Group, Inc.	81,332	2,295
	First Financial Corp. (IN)	71,750	2,266
	Colonial Properties Trust REIT	296,841	2,197
	MB Financial, Inc.	215,287	2,194
	First Midwest Bancorp, Inc.	296,990	2,171
*	Beneficial Mutual Bancorp, Inc.	220,743	2,119
	Northwest Bancorp, Inc.	109,859	2,072
	Simmons First National Corp.	76,311	2,039
*	Dollar Financial Corp.	146,479	2,020
	S.Y. Bancorp, Inc.	83,117	2,009
	Getty Realty Holding Corp. REIT	106,127	2,003
	DuPont Fabros Technology Inc. REIT	212,496	2,002
*	MarketAxess Holdings, Inc.	209,802	1,999
	PacWest Bancorp	150,785	1,984
	Saul Centers, Inc. REIT	66,619	1,970
*	World Acceptance Corp.	98,593	1,963
	Tompkins Trustco, Inc.	40,876	1,960
	First Financial Bancorp	256,749	1,931
	Gamco Investors Inc. Class A	39,782	1,929
	Renasant Corp.	128,366	1,928
*	Tejon Ranch Co.	72,092	1,910
	Calamos Asset Management, Inc.	132,164	1,865
	American Equity Investment Life Holding Co.	332,728	1,857
^	iStar Financial Inc. REIT	649,089	1,843
	First BanCorp Puerto Rico	462,290	1,826
	First Potomac REIT	186,870	1,822
	American Physicians Capital, Inc.	46,083	1,805
*	Amerisafe Inc.	115,148	1,792
	StellarOne Corp.	137,592	1,782
	Kearny Financial Corp.	155,394	1,778
	Boston Private Financial Holdings, Inc.	396,087	1,774
	TowneBank	126,524	1,771

18

	Westfield Financial, Inc.	193,904	1,757
	Hercules Technology Growth Capital, Inc.	209,191	1,749
	S & T Bancorp, Inc.	143,740	1,748
*	Nelnet, Inc.	128,049	1,740
^	United Community Banks, Inc.	287,289	1,721
	National Financial Partners Corp.	234,423	1,716
	Provident New York Bancorp, Inc.	210,619	1,710
	Lexington Realty Trust REIT	502,716	1,709
	Parkway Properties Inc. REIT	131,328	1,707
	Arrow Financial Corp.	62,861	1,697
	OneBeacon Insurance Group Ltd.	143,622	1,679
	Great Southern Bancorp, Inc.	81,587	1,677
	Oriental Financial Group Inc.	170,635	1,655
	Bank of the Ozarks, Inc.	76,270	1,650
	Ambac Financial Group, Inc.	1,756,631	1,616
	National Western Life Insurance Co. Class A	13,656	1,594
	SCBT Financial Corp.	67,095	1,590
	Republic Bancorp, Inc. Class A	70,014	1,582
	Stewart Information Services Corp.	110,905	1,580
	Cardinal Financial Corp.	201,119	1,575
	Advance America, Cash Advance Centers, Inc.	355,073	1,573
	BancFirst Corp.	45,446	1,572
	Univest Corp. of Pennsylvania	77,088	1,562
	First Bancorp (NC)	98,534	1,545
	Home Bancshares Inc.	80,606	1,535
	Berkshire Hills Bancorp, Inc.	73,662	1,531
*	Seabright Insurance Holdings, Inc.	149,602	1,515
	National Interstate Corp.	99,264	1,507
	Cohen & Steers, Inc.	100,705	1,506
*	Encore Capital Group, Inc.	113,440	1,503
	First Source Corp.	86,565	1,495
	Washington Trust Bancorp, Inc.	83,805	1,494
	Southside Bancshares, Inc.	65,328	1,494
	Suffolk Bancorp	58,238	1,493
	State Auto Financial Corp.	85,158	1,490
	Dime Community Bancshares	163,178	1,487
*	TradeStation Group, Inc.	172,750	1,461
	Essa Bancorp Inc.	106,426	1,455
	Danvers Bancorp, Inc.	108,040	1,453
	Sandy Spring Bancorp, Inc.	96,563	1,419
*	FPIC Insurance Group, Inc.	46,327	1,419
*,^	Citizens, Inc.	232,897	1,416
*	LaBranche & Co. Inc.	326,451	1,404
	Westwood Holdings Group, Inc.	33,493	1,400
	U-Store-It Trust REIT	285,167	1,397
	Ashford Hospitality Trust REIT	490,170	1,377
*	CNA Surety Corp.	102,023	1,376
^	German American Bancorp	95,245	1,372
	Sun Communities, Inc. REIT	99,585	1,372
	Baldwin & Lyons, Inc. Class B	69,559	1,370
	Lakeland Bancorp, Inc.	145,556	1,309
	WSFS Financial Corp.	47,697	1,303
	Sterling Financial Corp.	446,861	1,300

19

	Urstadt Biddle Properties Class A REIT	91,913	1,294
*	Broadpoint Gleacher Securities Inc.	230,548	1,286
	Student Loan Corp.	34,511	1,284
	Evercore Partners Inc.	65,200	1,281
	Peoples Bancorp, Inc.	74,116	1,264
	First Financial Northwest, Inc.	160,724	1,257
	Duff & Phelps Corp.	70,500	1,254
	Harleysville National Corp.	264,374	1,243
	MCG Capital Corp.	506,577	1,231
	Radian Group, Inc.	448,328	1,219
	Mainsource Financial Group, Inc.	161,342	1,197
	Flushing Financial Corp.	127,923	1,196
	Union Bankshares Corp.	79,819	1,195
	Cedar Shopping Centers, Inc. REIT	263,623	1,192
	Financial Institutions, Inc.	86,723	1,185
	Northfield Bancorp, Inc.	101,520	1,180
	Capital City Bank Group, Inc.	69,552	1,172
	Amtrust Financial Services Inc.	102,346	1,167
	BankFinancial Corp.	129,989	1,152
	United Financial Bancorp, Inc.	83,047	1,148
	Heartland Financial USA, Inc.	80,227	1,146
	Columbia Banking System, Inc.	110,798	1,133
	Lakeland Financial Corp.	59,655	1,133
	Camden National Corp.	33,209	1,130
	First Industrial Realty Trust REIT	257,783	1,121
	The Phoenix Cos., Inc.	669,531	1,118
	Capital Southwest Corp.	15,263	1,104
^	Pennsylvania REIT	220,699	1,104
*	Safeguard Scientifics, Inc.	833,984	1,101
*	Harris & Harris Group, Inc.	188,350	1,098
	Abington Community Bancorp Inc.	137,677	1,096
^	First Busey Corp.	148,956	1,095
	American Physicians Service Group, Inc.	48,167	1,093
	Ramco-Gershenson Properties Trust REIT	108,606	1,087
	Mission West Properties Inc. REIT	157,076	1,073
	TriCo Bancshares	68,839	1,067
	First Merchants Corp.	132,240	1,062
	Sterling Bancorp	126,574	1,057
*	Western Alliance Bancorp	153,326	1,049
	Consolidated-Tomoka Land Co.	29,711	1,042
	ViewPoint Financial Group	67,661	1,030
	MVC Capital, Inc.	119,560	1,011
	Home Federal Bancorp, Inc.	97,846	997
	Clifton Savings Bancorp, Inc.	92,302	993
	Presidential Life Corp.	130,983	992
*	Guaranty Bancorp	518,091	990
	Kohlberg Capital Corp.	156,231	987
	Nara Bancorp, Inc.	190,501	987
^	United Security Bancshares, Inc.	44,680	979
^	UCBH Holdings, Inc.	773,937	975
^	ASTA Funding, Inc.	178,594	972
	Citizens & Northern Corp.	46,347	953
	First Mercury Financial Corp.	68,488	943

20

	U.S. Global Investors, Inc. Class A	100,845	934
*	Asset Acceptance Capital Corp.	120,796	929
	Kite Realty Group Trust REIT	314,816	919
	OceanFirst Financial Corp.	76,686	918
	Northrim Bancorp Inc.	65,629	914
	Glimcher Realty Trust REIT	312,791	907
*	Metro Bancorp Inc.	46,929	904
*	Virtus Investment Partners Inc.	61,413	902
	Associated Estates Realty Corp. REIT	150,759	899
	FBL Financial Group, Inc. Class A	108,283	894
	Southwest Bancorp, Inc.	90,718	885
	Donegal Group Inc. Class B	63,194	882
*	Invesco Mortgage Capital	45,000	877
*	Crawford & Co. Class B	181,548	871
*	Penson Worldwide, Inc.	95,541	855
	PennantPark Investment Corp.	119,946	852
	First Bancorp, Inc.	43,731	851
	Pacific Capital Bancorp	396,718	849
*	The Bancorp Inc.	140,059	840
	Sanders Morris Harris Group Inc.	151,539	833
	Gladstone Capital Corp.	109,515	825
*	Oritani Financial Corp.	59,746	819
	EMC Insurance Group, Inc.	39,256	817
	BlackRock Kelso Capital Corp.	130,490	813
*	Republic First Bancorp, Inc.	104,046	812
*	Thomas Weisel Partners Group, Inc.	133,383	803
*	Avatar Holding, Inc.	43,983	799
*	Sun Bancorp, Inc. (NJ)	154,057	798
^	American National Bankshares Inc.	41,223	795
	Pacific Continental Corp.	65,245	791
*	PMA Capital Corp. Class A	171,953	782
	National Bankshares, Inc.	32,178	772
	The PMI Group Inc.	389,635	771
	Century Bancorp, Inc. Class A	41,622	768
	Oppenheimer Holdings Inc.	36,200	766
	Smithtown Bancorp, Inc.	59,710	764
	Wilshire Bancorp Inc.	132,691	763
	Gramercy Capital Corp. REIT	472,116	760
	First Financial Holdings, Inc.	80,546	757
^	Colonial BancGroup, Inc.	1,219,317	756
	Hanmi Financial Corp.	414,461	725
	Center Bancorp, Inc.	88,118	718
	Merchants Bancshares, Inc.	32,113	713
	Farmers Capital Bank Corp.	28,208	710
	Gladstone Investment Corp.	143,147	691
	BGC Partners, Inc.	182,082	690
	United Western Bancorp. Inc.	72,893	689
	West Bancorporation	136,902	685
	NGP Capital Resources Co.	116,577	684
	The South Financial Group, Inc.	573,386	682
	Central Pacific Financial Co.	181,891	682
	Shore Bancshares, Inc.	37,933	681
*	Citizens Banking Corp.	954,853	678

21

	MutualFirst Financial Inc.	75,418	676
*	Tree.com, Inc.	70,209	674
*	Rewards Network Inc.	177,824	672
*	Taylor Capital Group, Inc.	97,875	670
	Monmouth Real Estate Investment Corp. REIT	114,258	670
	Pzena Investment Management Class A	88,034	667
*	United PanAm Financial Corp.	186,631	663
^	Hampton Roads Bankshares, Inc.	79,764	658
	CoBiz Inc.	102,408	656
	CapLease, Inc. REIT	235,211	649
	Yadkin Valley Bank and Trust Co.	93,769	648
	Peapack Gladstone Financial Corp.	33,477	646
*	Cypress Sharpridge Investments, Inc.	54,000	643
	ESB Financial Corp.	48,715	639
^	Bridge Bancorp, Inc.	23,385	637
*	Specialty Underwriters' Alliance, Inc.	100,294	636
	Meta Financial Group, Inc.	29,470	634
	North Valley Bancorp	126,638	629
	First Community Bancshares, Inc.	48,832	627
	FelCor Lodging Trust, Inc. REIT	254,278	626
^	Heritage Financial Corp.	53,719	621
	Agree Realty Corp. REIT	33,741	618
	Federal Agricultural Mortgage Corp. Class C	127,720	617
	First United Corp.	54,192	610
*	FCStone Group, Inc.	153,701	607
	Bank of Granite Corp.	199,567	601
	Bryn Mawr Bank Corp.	31,491	594
	Wainwright Bank & Trust Co.	75,042	589
*	International Assets Holding Corp.	39,401	586
	Diamond Hill Investment Group	14,404	579
	NewBridge Bancorp.	276,643	573
^	Frontier Financial Corp.	471,672	571
	Hersha Hospitality Trust REIT	229,339	569
	Sierra Bancorp	44,772	565
^	W Holding Co., Inc.	39,571	562
	Universal Insurance Holdings, Inc.	111,584	560
*	Pacific Mercantile Bancorp	130,172	556
	Kansas City Life Insurance Co.	20,634	555
	Cogdell Spencer Inc. REIT	129,424	555
^	BankAtlantic Bancorp, Inc. Class A	143,801	555
*	First State Bancorporation	283,355	547
	MicroFinancial Inc.	147,515	538
	One Liberty Properties, Inc. REIT	93,588	538
	Indiana Community Bancorp	41,500	538
	Enterprise Financial Services Corp.	58,633	533
*	Southcoast Financial Corp	87,279	529
	Brooklyn Federal Bancorp	46,900	528
	PremierWest Bancorp	155,281	526
*	Bank of Florida Corp.	165,199	520
	Urstadt Biddle Properties REIT	38,700	514
	Ameriserv Financial Inc.	285,515	514
^	Cascade Bancorp	361,018	509
^	Life Partners Holdings	35,572	504

22

	First of Long Island Corp.	21,615	500
	Roma Financial Corp.	39,172	499
	K-Fed Bancorp	53,732	493
*	EuroBancshares, Inc.	239,480	491
	State Bancorp, Inc.	64,447	487
	Medallion Financial Corp.	63,650	487
*	TIB Financial Corp.	173,302	485
	Strategic Hotels and Resorts, Inc. REIT	434,573	482
*	Bridge Capital Holdings	76,562	479
	Thomas Properties Group, Inc.	304,200	478
	Education Realty Trust, Inc. REIT	110,516	474
*	Credit Acceptance Corp.	21,647	473
*	The First Marblehead Corp.	233,066	471
	NASB Financial Inc.	16,287	466
*	Superior Bancorp	178,418	466
	Ames National Corp.	18,914	462
*	HFF Inc. Class A	118,064	460
	Penns Woods Bancorp, Inc.	15,759	459
	TICC Capital Corp.	103,834	458
	Ameris Bancorp	71,896	454
	NYMAGIC, Inc.	32,639	453
*	FBR Capital Markets Corp.	95,170	447
*	Meridian Interstate Bancorp, Inc.	59,237	441
	First South Bancorp, Inc.	37,944	440
	TF Financial Corp.	24,639	434
	PMC Commercial Trust REIT	64,953	431
^	Bank of Marin Bancorp	15,894	428
	Winthrop Realty Trust REIT	47,834	427
	Mercer Insurance Group, Inc.	26,638	424
	Epoch Holding Corp.	48,911	423
	Pulaski Financial Corp.	63,788	421
	American River Bankshares	39,351	418
	MBT Financial Corp.	178,786	411
	21st Century Holding Co.	127,512	411
	Prudential Bancorp, Inc. of Pennsylvania	34,228	404
*,^	Macatawa Bank Corp.	142,076	401
^	Columbia Bancorp (OR)	203,194	400
	Kayne Anderson Energy Development Co.	30,122	399
	Peoples Bancorp of North Carolina	64,518	397
*	Waterstone Financial, Inc.	133,227	396
*	Virginia Commerce Bancorp, Inc.	171,561	395
	Bancorp Rhode Island Inc.	19,723	389
	Jefferson Bancshares, Inc.	67,279	388
	Donegal Group Inc. Class A	25,482	388
*	Home Bancorp, Inc.	32,404	387
^	Old Second Bancorp, Inc.	65,295	385
	Provident Financial Holdings, Inc.	69,499	385
^	Eagle Bancorp, Inc.	43,742	384
	Rockville Financial, Inc.	34,995	383
	Alliance Financial Corp.	13,507	383
	Citizens South Banking Corp.	74,015	381
*,^	CompuCredit Corp.	163,794	377
	Colony Bankcorp, Inc.	52,138	371

23

	Banner Corp.	94,823	362
^	Citizens Holding Co	11,337	354
	First Place Financial Corp.	112,970	351
*	Cowen Group, Inc.	42,074	351
*	Fox Chase Bancorp Inc.	36,140	347
	Eastern Insurance Holdings, Inc.	36,660	345
	Legacy Bancorp, Inc.	30,835	342
	TierOne Corp.	165,944	342
	Greene County Bancshares	74,811	335
*	Market Leader, Inc.	181,107	335
	CFS Bancorp, Inc.	79,158	335
*	Louisiana Bancorp, Inc.	24,568	328
	Gladstone Commercial Corp. REIT	25,185	326
	First Defiance Financial Corp.	25,040	326
	Parkvale Financial Corp.	35,969	323
	Middleburg Financial Corp.	23,477	323
*	First Acceptance Corp.	146,908	313
	First Security Group Inc.	80,838	307
*,^	United Community Financial Corp.	278,022	303
	Centerstate Banks of Florida	40,590	301
	Hawthorn Bancshares Inc.	30,227	300
*	Marlin Business Services Inc.	52,933	296
	QC Holdings Inc.	56,099	288
	Supertel Hospitality, Inc. REIT	158,192	288
	Ocean Shore Holding Co.	39,772	287
	Southern Community Financial Corp.	102,918	279
*	Intervest Bancshares Corp.	81,921	279
	MetroCorp Bancshares, Inc.	89,329	277
	Capital Bank Corp.	57,693	274
	Independent Bank Corp. (MI)	207,405	274
*,^	Doral Financial Corp.	109,412	274
	Seacoast Banking Corp. of Florida	112,382	273
^	City Bank Lynnwood (WA)	115,357	272
^	United Security Bancshares (CA)	53,900	272
*	FirstCity Financial Corp.	60,198	265
	UMH Properties, Inc. REIT	33,006	263
	Community Capital Corp.	53,609	262
	JMP Group, Inc.	33,800	260
	Washington Banking Co.	27,570	260
	Amcore Financial, Inc.	315,811	259
*	NewStar Financial, Inc.	132,536	253
	Heritage Commerce Corp.	67,676	252
^	BancTrust Financial Group, Inc.	83,690	251
	Timberland Bancorp, Inc.	60,616	249
	Center Financial Corp.	98,499	248
	VIST Financial Corp.	37,445	248
*	Flagstar Bancorp, Inc.	363,896	247
	Main Street Capital Corp.	18,059	247
*,^	Cape Bancorp, Inc.	28,453	246
^	West Coast Bancorp	119,921	245
	Pamrapo Bancorp, Inc.	26,125	241
	Capitol Bancorp Ltd.	90,097	239
*	Nicholas Financial Inc.	43,600	228

24

	WSB Holdings, Inc.	100,139	226
*	Central Jersy Bancorp	40,869	225
*	Reis, Inc.	54,774	214
	Riverview Bancorp Inc.	70,765	214
	Princeton National Bancorp, Inc.	14,552	214
	Summit Financial Group, Inc.	38,210	213
	Firstbank Corp.	29,380	207
	Independence Holding Co.	32,415	206
	Camco Financial Corp.	86,951	206
*	Dearborn Bancorp, Inc.	113,719	205
*	ZipRealty, Inc.	75,382	202
	Cascade Financial Corp.	93,296	202
	Integra Bank Corp.	171,917	198
	Centrue Financial Corp.	44,199	196
	Guaranty Federal Bancshares, Inc.	27,970	195
	Fifth Street Finance Corp.	18,849	189
*	Maguire Properties, Inc. REIT	221,692	188
	Fidelity Southern Corp.	64,354	187
	Patriot Capital Funding Inc.	106,202	182
*	Wilshire Enterprises, Inc.	109,616	178
*	First Regional Bancorp	136,790	172
*	Ladenburg Thalmann Financial Services, Inc.	317,521	171
	FNB Corp. (NC)	67,977	169
	Anchor Bancorp Wisconsin Inc.	126,391	164
	Preferred Bank	41,912	159
*	Stratus Properties Inc.	24,795	157
	HMN Financial, Inc.	43,683	153
	BRT Realty Trust REIT	33,405	150
*,^	Maui Land & Pineapple Co., Inc.	19,374	149
*	Northern States Financial Corp.	27,153	145
	Midwest Banc Holdings, Inc.	192,244	142
	Mercantile Bank Corp.	42,927	142
*,^	Community Bancorp	151,644	141
	Old Point Financial Corp.	7,519	139
	Hampden Bancorp Inc.	13,440	133
^	PAB Bankshares, Inc.	51,879	133
	Cooperative Bankshares, Inc.	94,371	130
*,^	Arlington Asset Investment Corp. Class A Shares REIT	342,118	130
	Cadence Financial Corp.	55,558	124
*,^	Encore Bancshares, Inc.	16,598	120
*,^	Corus Bankshares Inc.	430,714	118
	Tortoise Capital Resources Corp.	27,075	113
	Heritage Financial Group	12,943	111
*	Citizens First Bancorp, Inc.	126,696	104
	Atlantic Coast Federal Corp.	51,557	98
*	Irwin Financial Corp.	129,379	93
*	Chicopee Bancorp Inc.	7,107	92
	Grubb & Ellis Co.	113,800	91
*	Cardtronics Inc.	23,755	91
^	Triangle Capital Corp.	7,720	84
*	Investors Capital Holdings, Ltd.	26,400	83
	Community Bankers Trust Corp.	21,910	81
^	Horizon Financial Corp.	71,939	80

25

	MidWestOne Financial Group Inc.	10,170	79
*,^	Security Bank Corp.	174,514	75
*,^	Triad Guaranty, Inc.	105,541	72
*	Royal Bancshares of Pennsylvania, Inc.	36,902	69
	First Financial Service Corp.	3,400	59
	Commonwealth Bankshares, Inc.	11,413	58
	Mercantile Bancorp, Inc	11,050	53
*	Consumer Portfolio Services, Inc.	87,963	52
	Advanta Corp. Class A	116,032	49
	First Citizens Banc Corp.	9,479	48
	Federal Agricultural Mortgage Corp. Class A	12,788	45
	Presidential Realty Corp. REIT	46,000	41
	Peoples Financial Corp.	2,135	41
	Bar Harbor Bankshares	1,279	39
	Advanta Corp. Class B	89,450	38
*	Sun American Bancorp	91,047	36
	Rainier Pacific Financial Group Inc.	37,527	30
*	MidSouth Bancorp	1,500	25
	Affirmative Insurance Holdings, Inc.	7,091	25
*	Peoples Community Bancorp	28,820	21
	Investors Title Co.	700	19
*	AMV Liquidating Trust	94,702	11
*	Rand Capital Corp.	1,900	7
	Unity Bancorp, Inc.	1,864	7
*	First Capital Bancorp, Inc.	429	3
	Codorus Valley Bancorp, Inc.	500	3
	Temecula Valley Bancorp, Inc.	7,253	2
*	BCSB Bancorp, Inc.	300	2
*	Village Bank and Trust Financial Corp.	500	2
*	First California Financial Group, Inc.	300	2
*	Community Financial Corp.	300	1
*	Teton Advisors Inc. Class B	564	1
	Britton & Koontz Capital	100	1
*	FedFirst Financial Corp.	300	1
*	Atlantic Southern Financial Group Inc.	100	1
*	Tower Financial Corp	100	1
			1,758,446
Health Care (13.1%)
*	Vertex Pharmaceuticals, Inc.	1,052,689	37,518
*	Illumina, Inc.	748,113	29,132
*	Henry Schein, Inc.	548,392	26,295
*	Cerner Corp.	411,477	25,631
*	Edwards Lifesciences Corp.	340,593	23,171
*	Hologic, Inc.	1,560,383	22,204
	Beckman Coulter, Inc.	384,199	21,953
*	Myriad Genetics, Inc.	580,726	20,703
*	Alexion Pharmaceuticals, Inc.	499,095	20,523
*	Covance, Inc.	388,661	19,122
*	ResMed Inc.	460,960	18,775
*	Dendreon Corp.	701,885	17,442
*	Inverness Medical Innovations, Inc.	479,235	17,051
	Pharmaceutical Product Development, Inc.	717,206	16,654
*	IDEXX Laboratories, Inc.	359,937	16,629

26

	Omnicare, Inc.	634,549	16,346
*	Mettler-Toledo International Inc.	204,708	15,793
	Universal Health Services Class B	301,024	14,705
	Techne Corp.	228,053	14,552
*	Community Health Systems, Inc.	562,317	14,199
*	VCA Antech, Inc.	515,655	13,768
*	Charles River Laboratories, Inc.	406,341	13,714
*	Gen-Probe Inc.	318,265	13,679
	Perrigo Co. (U.S.Shares)	472,670	13,131
*	Valeant Pharmaceuticals International	499,917	12,858
*	Endo Pharmaceuticals Holdings, Inc.	712,382	12,766
*	United Therapeutics Corp.	141,577	11,798
*	MEDNAX, Inc.	278,724	11,743
*	Sepracor Inc.	665,310	11,523
	Owens & Minor, Inc.	253,262	11,098
	Teleflex Inc.	242,032	10,850
*	OSI Pharmaceuticals, Inc.	352,995	9,965
*	Nuvasive, Inc.	221,935	9,898
*	Lincare Holdings, Inc.	418,673	9,847
*	Isis Pharmaceuticals, Inc.	596,740	9,846
*	Amylin Pharmaceuticals, Inc.	728,675	9,837
*	Health Net Inc.	632,090	9,829
*	Onyx Pharmaceuticals, Inc.	346,089	9,780
*	BioMarin Pharmaceutical Inc.	608,273	9,495
	STERIS Corp.	355,708	9,277
*	Thoratec Corp.	343,395	9,196
*	Kinetic Concepts, Inc.	335,751	9,149
*	Haemonetics Corp.	155,907	8,887
*	Bio-Rad Laboratories, Inc. Class A	116,610	8,802
*	LifePoint Hospitals, Inc.	330,903	8,686
*	AMERIGROUP Corp.	323,368	8,682
*	HLTH Corp.	630,189	8,255
*	Psychiatric Solutions, Inc.	342,019	7,778
*	HealthSouth Corp.	537,178	7,757
*	Health Management Associates Class A	1,503,778	7,429
*	Magellan Health Services, Inc.	222,957	7,317
*	Auxilium Pharmaceuticals, Inc.	231,306	7,258
*	American Medical Systems Holdings, Inc.	449,835	7,107
*	Masimo Corp.	294,411	7,098
*	Varian, Inc.	176,662	6,966
	West Pharmaceutical Services, Inc.	199,412	6,950
*	Regeneron Pharmaceuticals, Inc.	385,132	6,902
*	PSS World Medical, Inc.	369,207	6,834
	The Cooper Companies, Inc.	275,000	6,801
*	Dionex Corp.	107,925	6,587
*	Medarex, Inc.	782,773	6,536
*	Acorda Therapeutics Inc.	231,641	6,530
*	Cubist Pharmaceuticals, Inc.	350,627	6,427
*	HMS Holdings Corp.	157,528	6,415
^	Quality Systems, Inc.	111,015	6,323
*	Alkermes, Inc.	578,329	6,258
	Hill-Rom Holdings, Inc.	380,918	6,178
*	Eclipsys Corp.	342,271	6,086

27

*	Immucor Inc.	428,691	5,899
*	Catalyst Health Solutions, Inc.	234,739	5,854
	Allscripts Healthcare Solutions, Inc.	365,228	5,793
*	AMAG Pharmaceuticals, Inc.	103,697	5,669
	Medicis Pharmaceutical Corp.	345,730	5,642
	Meridian Bioscience Inc.	247,245	5,583
*	Amedisys Inc.	166,783	5,507
	Chemed Corp.	137,318	5,421
*	Centene Corp.	262,106	5,237
*	PAREXEL International Corp.	351,163	5,050
*	Alnylam Pharmaceuticals Inc.	220,209	4,904
*	AthenaHealth Inc.	130,828	4,842
*,^	Cell Therapeutics, Inc.	2,810,940	4,835
*	Theravance, Inc.	325,305	4,762
*	WellCare Health Plans Inc.	257,319	4,758
*	Luminex Corp.	252,539	4,682
*	ev3 Inc.	435,949	4,673
*	Savient Pharmaceuticals Inc.	322,842	4,475
	Martek Biosciences Corp.	202,257	4,278
*	Align Technology, Inc.	403,207	4,274
*,^	Geron Corp.	542,870	4,164
*	AmSurg Corp.	191,954	4,115
*	Cougar Biotechnology Inc.	94,947	4,079
*	Phase Forward Inc.	262,605	3,968
*	Xenoport Inc.	166,375	3,855
*	Seattle Genetics, Inc.	396,197	3,851
*	Celera Corp.	499,214	3,809
*,^	Medivation Inc.	169,855	3,806
*	Wright Medical Group, Inc.	231,284	3,761
*	PharMerica Corp.	186,661	3,664
*	Nektar Therapeutics	564,267	3,656
	Landauer, Inc.	57,087	3,502
	Invacare Corp.	196,042	3,460
*	Volcano Corp.	239,246	3,345
*	Cepheid, Inc.	353,257	3,328
*	ICU Medical, Inc.	79,411	3,268
*	Integra LifeSciences Holdings	122,759	3,254
*	Healthspring, Inc.	297,459	3,230
*	Par Pharmaceutical Cos. Inc.	212,521	3,220
*	Greatbatch, Inc.	141,151	3,191
*	Exelixis, Inc.	648,844	3,160
*	Conceptus, Inc.	186,204	3,147
*	Optimer Pharmaceuticals Inc.	201,158	3,011
*	Allos Therapeutics Inc.	355,379	2,946
*	Salix Pharmaceuticals, Ltd.	294,819	2,910
*	Gentiva Health Services, Inc.	176,044	2,898
	Analogic Corp.	77,994	2,882
*	Bruker BioSciences Corp.	309,984	2,870
*	ViroPharma Inc.	472,186	2,800
*,^	MannKind Corp.	336,364	2,795
*	Merit Medical Systems, Inc.	171,272	2,792
*	inVentiv Health, Inc.	204,772	2,771
*	Healthways, Inc.	205,600	2,765

28

*	Universal American Corp.	316,991	2,764
*	Abaxis, Inc.	133,840	2,749
*	CONMED Corp.	176,836	2,744
*	InterMune Inc.	179,898	2,734
*	Rigel Pharmaceuticals, Inc.	224,380	2,719
*	The Medicines Co.	321,663	2,699
*	RehabCare Group, Inc.	112,082	2,682
*	ImmunoGen, Inc.	311,016	2,678
*	Halozyme Therapeutics Inc.	384,017	2,677
*	Neogen Corp.	89,990	2,608
*	Vivus, Inc.	426,747	2,595
*	Hanger Orthopedic Group, Inc.	190,461	2,588
*	MWI Veterinary Supply Inc.	74,179	2,586
*	Affymetrix, Inc.	432,225	2,563
*	Zoll Medical Corp.	128,881	2,493
	National Healthcare Corp.	65,044	2,468
*	Impax Laboratories, Inc.	333,080	2,451
*	Arena Pharmaceuticals, Inc.	487,818	2,434
*	Human Genome Sciences, Inc.	828,552	2,370
*	Cyberonics, Inc.	141,958	2,361
*	Quidel Corp.	160,311	2,334
*	Orthovita, Inc.	440,984	2,271
*	Emeritus Corp.	171,907	2,271
*	Kindred Healthcare, Inc.	182,630	2,259
*	Emergency Medical Services LP Class A	61,231	2,255
*	Bio-Reference Laboratories, Inc.	71,033	2,245
*	Res-Care, Inc.	156,813	2,242
*	Sun Healthcare Group Inc.	265,629	2,242
	Computer Programs and Systems, Inc.	57,597	2,207
	Brookdale Senior Living Inc.	225,301	2,194
*	Cypress Bioscience, Inc.	231,971	2,185
*	Noven Pharmaceuticals, Inc.	152,403	2,179
*,^	SIGA Technologies, Inc.	249,257	2,104
*	SonoSite, Inc.	104,505	2,096
*	Odyssey Healthcare, Inc.	201,798	2,074
*	Omnicell, Inc.	192,974	2,074
*	Incyte Corp.	624,438	2,054
*	Molina Healthcare Inc.	85,269	2,040
*	Kensey Nash Corp.	77,328	2,027
*	SurModics, Inc.	89,426	2,024
*	LHC Group Inc.	91,046	2,022
*	Natus Medical Inc.	174,282	2,011
*	Symmetry Medical Inc.	214,749	2,001
*	Questcor Pharmaceuticals, Inc.	395,704	1,979
*	AngioDynamics, Inc.	148,910	1,976
*	Enzon Pharmaceuticals, Inc.	248,271	1,954
*	Vanda Parmaceuticals, Inc.	163,659	1,926
*	Inspire Pharmaceuticals, Inc.	334,423	1,859
*	Momenta Pharmaceuticals, Inc.	153,064	1,841
*	Genoptix, Inc.	57,475	1,839
*	Spectrum Pharmaceuticals Inc.	236,053	1,806
*	eResearch Technology, Inc.	286,793	1,781
*	Palomar Medical Technologies, Inc.	121,161	1,776

29

*	Ligand Pharmaceuticals Inc. Class B	601,745	1,721
*	Accuray Inc.	253,492	1,691
*	ABIOMED, Inc.	182,090	1,606
*	Dexcom Inc.	257,468	1,594
*	Air Methods Corp.	56,448	1,544
*	Abraxis BioScience	41,392	1,526
*	Immunomedics Inc.	599,572	1,523
*	BioScrip Inc.	254,304	1,505
*	US Physical Therapy, Inc.	101,514	1,497
*	CorVel Corp.	64,861	1,477
*	Facet Biotech Corp.	158,612	1,474
*	Genomic Health, Inc.	84,667	1,467
*	NPS Pharmaceuticals Inc.	312,555	1,457
*	Maxygen Inc.	213,879	1,437
*	Sequenom, Inc.	365,326	1,428
*,^	Osiris Therapeutics, Inc.	105,428	1,416
*	Emergent BioSolutions Inc.	97,923	1,403
*	IRIS International, Inc.	116,907	1,380
*	Chindex International, Inc.	111,429	1,378
*	Medical Action Industries Inc.	118,546	1,357
*	ArQule, Inc.	221,007	1,357
*,^	StemCells, Inc.	794,303	1,350
*	Accelrys Inc.	226,098	1,336
*	RTI Biologics, Inc.	310,540	1,332
*,^	Cadence Pharmaceuticals, Inc.	132,552	1,324
*	Repligen Corp.	238,412	1,311
*	ATS Medical, Inc.	395,770	1,302
*	Albany Molecular Research, Inc.	153,304	1,286
*	Array BioPharma Inc.	409,570	1,286
*	Pozen Inc.	165,788	1,273
*	AMN Healthcare Services, Inc.	197,686	1,261
*	DURECT Corp.	520,197	1,238
*	Novavax, Inc.	370,895	1,217
*	Cross Country Healthcare, Inc.	175,369	1,205
*	Cantel Medical Corp.	73,550	1,194
*	Spectranetics Corp.	240,003	1,183
*	Synovis Life Technologies, Inc.	56,673	1,177
*	Almost Family Inc.	44,894	1,172
	Merge Healthcare Inc.	269,818	1,160
*,^	Sangamo BioSciences, Inc.	234,831	1,160
*,^	Avanir Pharmaceuticals Class A	518,483	1,151
*	Poniard Pharmaceuticals, Inc.	190,717	1,139
*	Zymogenetics, Inc.	247,001	1,136
*	Clarient, Inc.	302,832	1,127
*	America Service Group Inc.	70,052	1,126
*	MedAssets, Inc.	56,997	1,109
*	I-Flow Corp.	158,578	1,101
*	Peregrine Pharmaceuticals, Inc.	1,308,631	1,099
*	Providence Service Corp.	100,308	1,098
*	CryoLife Inc.	191,850	1,063
*	DepoMed, Inc.	325,915	1,059
*	Alliance HealthCare Services Inc.	142,571	1,045
*	Curis, Inc.	650,967	1,035

30

*,^	GTx, Inc.	112,100	1,035
*	Amicas, Inc.	366,871	1,020
*	SciClone Pharmaceuticals, Inc.	396,306	1,015
*	IPC The Hospitalist Co.	37,799	1,009
*,^	Bovie Medical Corp.	115,767	1,008
*	MedCath Corp.	84,862	998
*	Health Grades, Inc	254,567	995
*	Assisted Living Concepts Inc.	68,277	993
*	Micrus Endovascular Corp.	109,790	993
*	Kendle International Inc.	80,629	987
*	Nabi Biopharmaceuticals	406,658	984
*	Dyax Corp.	455,997	976
*	Exact Sciences Corp.	362,718	961
*,^	Stereotaxis Inc.	246,417	956
*	Vital Images, Inc.	84,068	954
*	Ardea Biosciences, Inc.	59,884	943
*	Harvard Bioscience, Inc.	238,322	941
*	Somanetics Corp.	56,844	938
*,^	Insmed Inc.	936,166	936
*	Neurocrine Biosciences, Inc.	289,383	935
*	Vascular Solutions, Inc.	119,037	931
*	Discovery Laboratories, Inc.	903,567	931
*,^	BioCryst Pharmaceuticals, Inc.	229,794	926
*,^	Hemispherx Biopharma, Inc.	357,612	908
*	Osteotech, Inc.	203,539	896
*	Idenix Pharmaceuticals Inc.	242,367	892
*	OraSure Technologies, Inc.	358,068	884
*	American Dental Partners, Inc.	96,186	872
*	ARIAD Pharmaceuticals, Inc.	545,971	868
*	Skilled Healthcare Group Inc.	115,274	865
*,^	Idera Pharmaceuticals, Inc.	145,210	851
*	Micromet, Inc.	168,598	840
*	Aspect Medical Systems, Inc.	142,025	839
*	Monogram Biosciences Inc.	185,158	839
*,^	Cytrx Corp.	767,613	837
*,^	Molecular Insight Pharmaceuticals, Inc.	159,986	827
	Atrion Corp.	6,128	822
*	XOMA Ltd.	1,000,752	821
*	Repros Therapeutics, Inc.	110,099	792
*	Allion Healthcare Inc.	132,942	791
*	Pain Therapeutics, Inc.	147,162	790
*	Cytokinetics, Inc.	278,873	789
*	Penwest Pharmaceuticals Co.	276,807	789
*	TomoTherapy, Inc.	284,599	783
*	Insulet Corp.	101,447	781
*	Metabolix Inc.	92,743	762
*	Santarus Inc.	269,313	759
*	Adolor Corp.	429,022	755
*	Icad Inc.	573,672	746
*	Rural/Metro Corp.	290,413	741
*	Lexicon Pharmaceuticals Inc.	588,404	730
*	Enzo Biochem, Inc.	164,452	729
*	Affymax Inc.	39,402	726

31

*	Opko Health, Inc.	399,656	707
*	Progenics Pharmaceuticals, Inc.	134,902	695
*	Novamed, Inc.	175,127	692
*	NxStage Medical, Inc.	116,347	686
*	Five Star Quality Care, Inc.	357,996	684
*	Biomimetic Therapeutics, Inc.	73,269	677
*	K-V Pharmaceutical Co. Class A	210,661	676
*	Hi-Tech Pharmacal Co., Inc.	75,582	673
*,^	Oxigene, Inc.	308,504	673
*	Cambrex Corp.	163,203	672
*	Endologix, Inc.	198,258	662
*	Capital Senior Living Corp.	144,921	659
*	Myriad Pharmaceuticals Inc.	141,491	658
*	Sunrise Senior Living, Inc.	398,099	657
*,^	Jazz Pharmaceuticals Inc.	170,520	636
	Ensign Group Inc.	43,965	626
*	STAAR Surgical Co.	256,210	617
*,^	MAKO Surgical Corp.	67,572	610
*	Infinity Pharmaceuticals, Inc.	103,074	602
*	Rochester Medical Corp.	44,655	598
*	CuraGen Corp.	411,203	592
*	Ista Pharmaceuticals Inc.	140,179	589
*	Acadia Pharmaceuticals Inc.	263,583	577
*	Transcend Services, Inc.	36,384	577
*	Medtox Scientific, Inc.	60,813	573
*,^	CombiMatrix Corp.	81,449	570
*	Orexigen Therapeutics Inc.	109,514	562
*,^	Columbia Laboratories Inc.	478,144	545
*,^	AVI BioPharma, Inc.	343,543	543
*	Mediware Information Systems, Inc.	84,482	520
*,^	GenVec, Inc.	702,536	513
*,^	MiddleBrook Pharmaceuticals Inc.	379,194	512
*	Pharmasset, Inc.	45,333	510
*	LCA-Vision Inc.	120,755	510
*	CardioNet, Inc.	31,069	507
*	Cutera, Inc.	58,077	501
*	Chelsea Therapeutics International, Ltd.	118,013	497
*,^	Antigenics, Inc.	235,293	494
*	LeMaitre Vascular Inc.	156,115	493
*	National Dentex Corp.	75,636	492
*	Hansen Medical Inc.	99,300	491
*	Javelin Pharmaceuticals, Inc.	398,609	490
*,^	AspenBio Pharma, Inc.	179,837	480
	Young Innovations, Inc.	21,951	478
*	Caliper Life Sciences, Inc.	262,222	464
*	Obagi Medical Products, Inc.	63,658	464
*	Akorn, Inc.	383,587	460
*	Anadys Pharmaceuticals Inc.	246,589	459
*	Allied Healthcare International Inc.	210,914	458
*	Avigen, Inc.	330,665	436
*	Nighthawk Radiology Holdings, Inc.	117,689	435
*	Cardiac Science Corp.	107,274	431
*	Matrixx Initiatives, Inc.	76,649	428

32

*	Clinical Data, Inc.	37,629	415
*	Exactech, Inc.	28,514	413
*,^	Electro-Optical Sciences, Inc.	53,034	413
*	Anika Resh Inc.	86,218	410
	Psychemedics Corp.	59,118	407
*	Alphatec Holdings, Inc.	120,839	401
*	BioSante Pharmaceuticals, Inc.	198,586	397
*	Cynosure Inc.	51,575	395
*	SuperGen, Inc.	194,766	391
*	Alexza Pharmaceuticals, Inc.	160,135	380
*	Vical, Inc.	139,906	379
*	Digirad Corp.	289,844	371
*,^	RadNet, Inc.	160,705	362
*	NexMed, Inc.	749,203	356
*,^	BioLase Technology, Inc.	210,384	356
*	Aastrom Biosciences, Inc.	838,008	354
*	Pharmacyclics, Inc.	261,440	350
*	PDI, Inc.	83,843	344
*,^	Celldex Therapeutics, Inc.	43,787	342
*	Theragenics Corp.	264,954	342
*	Dialysis Corp. of America	66,702	334
*	Cerus Corp.	323,936	334
*	SenoRx, Inc.	95,850	321
*	AtriCure, Inc.	90,142	315
*,^	OncoGenex Pharmaceutical Inc.	14,363	314
*	BioSphere Medical Inc.	130,695	312
*	Cytori Therapeutics, Inc.	84,793	306
*	Life Sciences Research, Inc.	42,497	305
*	ThermoGenesis Corp.	481,455	303
*	Orchid Cellmark, Inc.	187,068	299
	National Research Corp.	12,132	296
*	Urologix, Inc.	212,418	263
*	Orthologic Corp.	370,003	263
*	HealthTronics Surgical Services, Inc.	128,264	258
*	Caraco Pharmaceutical Laboratories, Ltd.	81,631	251
*	BioForm Medical, Inc.	115,700	250
*,^	Epicept Corp.	314,767	246
*	Trans1, Inc.	38,737	241
*,^	Synergetics USA, Inc.	188,939	232
*	Home Diagnostics Inc.	36,894	227
*	Metropolitan Health Networks Inc.	111,446	224
*	Continucare Corp.	95,248	222
*	Iridex Corp.	105,888	218
*	NMT Medical, Inc.	93,075	208
*,^	Synta Pharmaceuticals Corp.	87,407	202
*	Escalon Medical Corp.	91,117	200
*	DUSA Pharmaceuticals, Inc.	177,524	195
*	Metabasis Therapeutics, Inc.	348,111	195
*	Corcept Therapeutics Inc.	240,193	195
*	RXi Pharmaceuticals Corp.	42,010	191
*	Dynavax Technologies Corp.	138,658	179
*	Sucampo Pharmaceuticals Inc.	28,768	178
*	MAP Pharmaceuticals Inc.	14,497	177

33

*,^	Pure Bioscience	94,541	172
*	The Quigley Corp.	45,987	172
*,^	Arrowhead Research Corp.	385,594	170
*,^	Rockwell Medical Technologies, Inc.	22,100	167
*	Heska Corp.	447,038	165
	Utah Medical Products, Inc.	6,121	163
*	Biodel Inc.	30,742	159
*	Arcadia Resources, Inc.	259,120	158
*	OTIX Global, Inc.	189,087	151
*	Cornerstone Therapeutics Inc.	13,447	148
*	Nanosphere Inc.	28,735	141
*,^	Delcath Systems Inc.	38,405	137
*	SRI/Surgical Express, Inc.	91,061	135
*	Animal Health International, Inc.	86,744	134
	Trimeris, Inc.	65,263	132
*	American Caresource Holding, Inc.	35,214	132
*,^	BioDelivery Sciences International, Inc.	19,682	131
*	Sunlink Health Systems, Inc.	59,100	128
*	Cyclacel Pharmaceuticals Inc.	110,913	128
*	Inhibitex Inc.	326,688	127
*	Cardiovascular Systems, Inc.	16,332	126
*,^	Acura Pharmaceuticals Inc.	20,856	125
*	Trubion Pharmaceuticals, Inc.	46,955	123
*	GTC Biotherapeutics, Inc.	45,505	121
*	Hollis-Eden Pharmaceuticals, Inc.	222,016	111
*	PhotoMedex, Inc.	95,458	104
*	Neurometrix Inc.	46,058	99
*,^	Nutrition 21 Inc.	360,490	99
*	EntreMed, Inc.	176,629	88
*,^	Bionovo Inc.	145,031	83
*	ARYx Therapeutics, Inc.	20,000	83
*	Hythiam Inc.	281,612	81
*	Candela Corp.	78,168	81
*	Targacept, Inc.	32,722	80
*	Bioanalytical Systems, Inc.	86,496	74
*,^	Cell Genesys, Inc.	235,418	69
*	Targeted Genetics Corp.	195,595	68
*	Fonar Corp.	34,138	65
*	Cardica, Inc.	45,217	65
*	CPEX Pharmaceuticals, Inc.	6,397	64
*	Icagen, Inc.	130,110	62
*	Oncothyreon Inc.	16,019	60
*	MDRNA Inc.	38,647	53
*	Encorium Group, Inc.	300,015	53
*	Somaxon Pharmaceuticals, Inc.	46,009	51
*	United American Healthcare Corp.	30,666	51
*,^	Oscient Pharmaceuticals Corp.	246,412	49
*	Combinatorx, Inc.	59,722	49
*	Cortex Pharmaceuticals, Inc.	202,102	49
*	EnteroMedics, Inc.	13,963	46
*	Retractable Technologies, Inc.	48,106	46
*	Cardium Therapeutics Inc.	24,680	46
*	SCOLR Pharma Inc.	127,266	43

34

*	Lannett Co., Inc.	6,303	43
*	Hana Biosciences, Inc.	86,495	41
*	La Jolla Pharmaceutical Co.	196,408	38
*	Palatin Technologies, Inc.	118,190	30
*	Interleukin Genetics, Inc.	56,701	29
*	AdvanSource Biomaterials Corp.	86,454	29
*	Telik, Inc.	33,394	28
*	Inovio Biomedical Corp.	26,355	21
*	IVAX Diagnostics, Inc.	27,208	19
*	IntegraMed America, Inc.	2,521	18
*	CardioDynamics International Corp.	11,663	16
*	American Medical Alert Corp.	2,680	15
*	Arca Biopharma Inc.	4,600	15
*	ADVENTRX Pharmaceuticals, Inc.	87,044	13
*	Hooper Holmes, Inc.	29,388	13
*	Cel-Sci Corp	30,700	12
*	Cytomedix, Inc.	21,700	12
*	TorreyPines Therapeutics Inc.	78,968	10
*	RegeneRx Biopharmaceuticals, Inc.	14,500	9
*	Neurogen Corp.	36,113	9
*	Zila Inc.	21,075	8
*	BSD Medical Corp.	3,600	7
*	Sunesis Pharmaceuticals, Inc.	15,915	6
*	Ore Pharmaceuticals, Inc.	11,060	6
*	ULURU Inc.	28,716	5
*	Biopure Corp.	15,104	2
*	Rexahn Pharmaceuticals, Inc.	1,900	2
*	Strategic Diagnostics Inc.	120	—
			1,338,314
Industrials (15.0%)
*	First Solar, Inc.	262,021	42,479
*	McDermott International, Inc.	1,389,663	28,224
*	Delta Air Lines Inc.	4,691,965	27,166
*	URS Corp.	505,674	25,041
	Roper Industries Inc.	550,514	24,944
	AMETEK, Inc.	653,175	22,587
	Joy Global Inc.	621,569	22,202
	Manpower Inc.	476,690	20,183
	KBR Inc.	984,066	18,146
*	Aecom Technology Corp.	557,521	17,841
*	Navistar International Corp.	385,508	16,808
*	Alliant Techsystems, Inc.	199,515	16,432
*	AGCO Corp.	562,179	16,343
	Donaldson Co., Inc.	469,364	16,259
*	FTI Consulting, Inc.	312,339	15,842
	Pentair, Inc.	598,194	15,326
	J.B. Hunt Transport Services, Inc.	498,827	15,229
	SPX Corp.	301,763	14,777
*	Shaw Group, Inc.	508,594	13,941
	Harsco Corp.	488,887	13,835
*	Copart, Inc.	388,631	13,474
	Bucyrus International, Inc.	456,803	13,046
*	IHS Inc. Class A	257,081	12,821

35

*	Waste Connections, Inc.	486,751	12,612
*	Covanta Holding Corp.	734,460	12,456
	IDEX Corp.	491,158	12,068
*	Corrections Corp. of America	700,818	11,907
*	General Cable Corp.	315,968	11,874
	Landstar System, Inc.	314,161	11,282
	Hubbell Inc. Class B	342,548	10,982
*	Tetra Tech, Inc.	366,373	10,497
*	Kirby Corp.	327,145	10,400
*,^	SunPower Corp. Class A	378,514	10,084
	Con-way, Inc.	282,027	9,958
	Watson Wyatt & Co. Holdings	259,588	9,742
	MSC Industrial Direct Co., Inc. Class A	272,880	9,682
	Wabtec Corp.	292,227	9,401
*	Thomas & Betts Corp.	324,329	9,360
	Lincoln Electric Holdings, Inc.	258,979	9,334
	Lennox International Inc.	286,881	9,212
	CLARCOR Inc.	309,975	9,048
*	Kansas City Southern	557,555	8,982
	Carlisle Co., Inc.	373,097	8,969
	The Timken Co.	518,080	8,849
*	BE Aerospace, Inc.	615,097	8,833
*	Spirit Aerosystems Holdings Inc.	640,321	8,798
	Regal-Beloit Corp.	217,824	8,652
	Kennametal, Inc.	445,268	8,540
	Watsco, Inc.	173,682	8,498
*	GrafTech International Ltd.	731,527	8,274
	Curtiss-Wright Corp.	275,459	8,189
*	TransDigm Group, Inc.	223,715	8,098
*,^	Hertz Global Holdings Inc.	1,011,848	8,085
*	EMCOR Group, Inc.	400,260	8,053
	Graco, Inc.	364,382	8,024
*	Gardner Denver Inc.	316,128	7,957
*	Terex Corp.	654,599	7,901
	Nordson Corp.	204,315	7,899
	Brady Corp. Class A	312,134	7,841
	Valmont Industries, Inc.	106,974	7,711
	GATX Corp.	296,728	7,632
*	Owens Corning Inc.	568,041	7,260
*	Teledyne Technologies, Inc.	219,237	7,180
	The Brink's Co.	246,438	7,154
*	ESCO Technologies Inc.	159,394	7,141
	Acuity Brands, Inc.	248,785	6,978
*	AMR Corp.	1,734,856	6,974
*,^	American Superconductor Corp.	264,259	6,937
	Baldor Electric Co.	283,184	6,737
	Granite Construction Co.	202,238	6,730
*	Moog Inc.	259,363	6,694
*	Continental Airlines, Inc. Class B	753,333	6,675
	Kaydon Corp.	204,946	6,673
*	Clean Harbors Inc.	122,899	6,635
	Woodward Governor Co.	334,897	6,631
	Trinity Industries, Inc.	483,872	6,590

36

	Oshkosh Truck Corp.	453,138	6,589
	The Toro Co.	218,272	6,526
*	WESCO International, Inc.	256,961	6,434
	Crane Co.	288,296	6,432
*	Huron Consulting Group Inc.	131,027	6,057
	Alexander & Baldwin, Inc.	250,112	5,863
*	Geo Group Inc.	311,263	5,783
	Knight Transportation, Inc.	345,057	5,711
*	Old Dominion Freight Line, Inc.	167,804	5,633
*	Hexcel Corp.	587,552	5,599
*	Genesee & Wyoming Inc. Class A	202,864	5,378
*	JetBlue Airways Corp.	1,240,733	5,298
*	Orbital Sciences Corp.	348,174	5,282
*	Tutor Perini Corp.	295,031	5,122
*	USG Corp.	501,643	5,052
*	United Stationers, Inc.	144,494	5,040
	Herman Miller, Inc.	327,518	5,024
*	SunPower Corp. Class B	208,266	4,988
*	The Middleby Corp.	113,048	4,965
	Simpson Manufacturing Co.	229,629	4,965
	HNI Corp.	273,361	4,937
	ABM Industries Inc.	272,276	4,920
	Actuant Corp.	401,329	4,896
*	Esterline Technologies Corp.	180,782	4,894
*	CoStar Group, Inc.	121,169	4,831
	Heartland Express, Inc.	326,699	4,809
*	Hub Group, Inc.	230,352	4,754
	Werner Enterprises, Inc.	261,847	4,745
	Belden Inc.	283,544	4,735
	Healthcare Services Group, Inc.	263,804	4,717
	Otter Tail Corp.	215,808	4,713
*	Resources Connection, Inc.	274,426	4,712
	Mueller Industries Inc.	226,323	4,708
*	EnerSys	257,617	4,686
*	AirTran Holdings, Inc.	730,237	4,520
	A.O. Smith Corp.	138,075	4,497
	Mine Safety Appliances Co.	181,841	4,382
	Applied Industrial Technology, Inc.	221,448	4,363
	Rollins, Inc.	250,705	4,340
	HEICO Corp.	119,509	4,333
	The Corporate Executive Board Co.	207,344	4,304
*	MPS Group, Inc.	562,262	4,296
	Triumph Group, Inc.	101,814	4,073
*	Alaska Air Group, Inc.	222,434	4,062
	Arkansas Best Corp.	153,933	4,056
	Briggs & Stratton Corp.	303,205	4,045
*	Insituform Technologies Inc. Class A	236,566	4,015
	Deluxe Corp.	311,918	3,996
*	Beacon Roofing Supply, Inc.	274,572	3,970
*,^	Energy Conversion Devices, Inc.	278,778	3,945
	Robbins & Myers, Inc.	199,958	3,849
	Watts Water Technologies, Inc.	178,644	3,848
	American Science & Engineering, Inc.	55,484	3,835

37

*	Navigant Consulting, Inc.	294,405	3,804
*	Force Protection, Inc.	427,479	3,779
*	AAR Corp.	235,416	3,778
	Ameron International Corp.	56,213	3,769
	Forward Air Corp.	176,549	3,764
	Badger Meter, Inc.	90,322	3,703
*	Sykes Enterprises, Inc.	203,837	3,687
	Franklin Electric, Inc.	140,714	3,647
^	Genco Shipping and Trading Ltd.	166,122	3,608
*	Astec Industries, Inc.	120,860	3,588
*	Mastec Inc.	304,335	3,567
	Skywest, Inc.	347,206	3,541
*	Avis Budget Group, Inc.	620,435	3,505
	Universal Forest Products, Inc.	103,111	3,412
	Cubic Corp.	94,511	3,383
*,^	Allegiant Travel Co.	82,653	3,276
*	II-VI, Inc.	147,626	3,273
*	Mobile Mini, Inc.	216,942	3,183
*	Chart Industries, Inc.	173,573	3,156
	Administaff, Inc.	135,508	3,153
*	Axsys Technologies, Inc.	58,024	3,112
	Barnes Group, Inc.	258,357	3,072
*	Aerovironment Inc.	96,276	2,971
*	Korn/Ferry International	272,983	2,905
*	UAL Corp.	876,375	2,796
*	Ceradyne, Inc.	157,792	2,787
	McGrath RentCorp	144,948	2,763
*	Stanley Inc.	82,971	2,728
*	RBC Bearings Inc.	133,141	2,723
*	Interline Brands, Inc.	198,304	2,713
*	Dycom Industries, Inc.	241,409	2,672
*	GeoEye Inc.	113,416	2,672
*	AZZ Inc.	77,011	2,650
	Mueller Water Products, Inc. Class A	705,305	2,638
	Kaman Corp. Class A	156,166	2,608
	Quanex Building Products Corp.	230,140	2,582
*	DynCorp International Inc. Class A	149,869	2,516
	Raven Industries, Inc.	97,879	2,506
*	Orion Marine Group, Inc.	131,679	2,502
	Lindsay Manufacturing Co.	75,027	2,483
*	Griffon Corp.	298,301	2,482
	Encore Wire Corp.	115,389	2,464
	CIRCOR International, Inc.	104,041	2,456
*	The Advisory Board Co.	95,415	2,452
*	MYR Group, Inc.	120,098	2,428
	Steelcase Inc.	417,105	2,428
*	Layne Christensen Co.	118,366	2,421
	Seaboard Corp.	2,157	2,420
	Comfort Systems USA, Inc.	235,623	2,415
*	United Rentals, Inc.	367,809	2,387
	G & K Services, Inc. Class A	112,593	2,381
*,^	Evergreen Solar, Inc.	1,076,340	2,336
*	Rush Enterprises, Inc. Class A	199,500	2,324

38

*	TrueBlue, Inc.	268,810	2,258
	Federal Signal Corp.	291,977	2,234
*	EnPro Industries, Inc.	123,936	2,232
	Knoll, Inc.	286,665	2,173
*	Atlas Air Worldwide Holdings, Inc.	93,350	2,165
	Viad Corp.	125,275	2,157
	Interface, Inc.	344,255	2,134
	John Bean Technologies Corp.	168,026	2,104
	Tennant Co.	113,600	2,089
	Apogee Enterprises, Inc.	169,753	2,088
*	Exponent, Inc.	83,585	2,049
	Applied Signal Technology, Inc.	79,677	2,033
*	Blount International, Inc.	235,978	2,032
*	Armstrong Worldwide Industries, Inc.	123,193	2,031
*	Michael Baker Corp.	47,781	2,024
*	CBIZ Inc.	281,781	2,006
*	School Specialty, Inc.	97,346	1,967
*	Northwest Pipe Co.	56,349	1,959
*	Marten Transport, Ltd.	94,023	1,952
*,^	Broadwind Energy, Inc.	172,414	1,952
	Ennis, Inc.	155,066	1,932
*	US Airways Group Inc.	789,832	1,919
	Albany International Corp.	166,542	1,895
*	L.B. Foster Co. Class A	62,804	1,889
	EnergySolutions	204,761	1,884
*	American Reprographics Co.	223,983	1,864
	American Ecology Corp.	103,280	1,851
	Kelly Services, Inc. Class A	167,583	1,835
*	CRA International Inc.	66,102	1,835
	Heidrick & Struggles International, Inc.	100,484	1,834
*	Dollar Thrifty Automotive Group, Inc.	131,442	1,834
	American Woodmark Corp.	76,251	1,826
*	Powell Industries, Inc.	48,160	1,785
	Gorman-Rupp Co.	87,657	1,768
*	Taser International Inc.	386,574	1,763
*	Team, Inc.	111,958	1,754
*	ATC Technology Corp.	120,758	1,751
*	Amerco, Inc.	46,311	1,720
*	FuelCell Energy, Inc.	406,270	1,698
*	Argon ST, Inc.	81,462	1,676
	AAON, Inc.	83,059	1,655
*	Kforce Inc.	199,603	1,651
*	M&F Worldwide Corp.	80,732	1,615
	Titan International, Inc.	214,462	1,602
	Tredegar Corp.	118,179	1,574
*	Hawaiian Holdings, Inc.	250,385	1,507
*	Columbus McKinnon Corp.	116,885	1,479
	Ampco-Pittsburgh Corp.	62,138	1,457
*	APAC Teleservices, Inc.	275,082	1,411
	Houston Wire & Cable Co.	115,693	1,378
	Dynamic Materials Corp.	70,094	1,351
*	Pike Electric Corp.	111,521	1,344
*	Republic Airways Holdings Inc.	204,867	1,338

39

^	Eagle Bulk Shipping Inc.	285,165	1,337
*,^	Microvision, Inc.	435,456	1,337
	Freightcar America Inc.	79,303	1,333
*	Spherion Corp.	322,079	1,327
*	Cenveo Inc.	307,664	1,301
*	EnerNOC Inc.	59,920	1,298
	Bowne & Co., Inc.	195,671	1,274
	Vicor Corp.	172,001	1,242
	Sun Hydraulics Corp.	76,316	1,234
	HEICO Corp. Class A	41,440	1,213
*	Polypore International Inc.	108,548	1,207
	Great Lakes Dredge & Dock Co.	248,102	1,186
	Kimball International, Inc. Class B	187,850	1,172
*	American Commercial Lines Inc.	74,183	1,148
*	ICF International, Inc.	41,425	1,143
*	Power-One, Inc.	764,016	1,138
*	Consolidated Graphics, Inc.	65,148	1,135
*	Standard Parking Corp.	68,624	1,118
*	Herley Industries Inc.	101,884	1,118
	Aceto Corp.	167,134	1,115
*	H&E Equipment Services, Inc.	119,078	1,113
*	Trex Co., Inc.	82,775	1,107
*	Furmanite Corp.	247,435	1,104
*	Cornell Cos., Inc.	67,143	1,088
	Gibraltar Industries Inc.	158,130	1,086
*	Kadant Inc.	96,044	1,084
	International Shipholding Corp.	40,063	1,080
*	Saia, Inc.	59,750	1,076
*	Ladish Co., Inc.	81,151	1,053
*	Altra Holdings Inc.	138,689	1,039
*	USA Truck, Inc.	76,452	1,034
	Diamond Management and Technology Consultants,Inc.	245,460	1,031
	Ducommun, Inc.	53,704	1,009
*	Sterling Construction Co., Inc.	65,297	996
*,^	Ener1, Inc.	181,610	992
	CDI Corp.	87,448	975
*	Celadon Group Inc.	113,233	950
	Cascade Corp.	60,240	948
	NACCO Industries, Inc. Class A	32,955	946
*	Innerworkings, Inc.	198,988	945
*	GT Solar International Inc.	176,981	942
*	On Assignment, Inc.	231,352	905
	Graham Corp.	66,900	890
	Standex International Corp.	76,395	886
	Met-Pro Corp.	81,426	881
*	Dynamex Inc.	56,040	862
*,^	Valence Technology Inc.	472,785	846
*	Willis Lease Finance Corp.	64,420	845
	Horizon Lines Inc.	218,615	844
*	Tecumseh Products Co. Class A	86,710	842
*	3D Systems Corp.	116,628	841
	Macquarie Infrastructure Co. LLC	203,512	836
*,^	Advanced Battery Technologies Inc.	206,365	830

40

*,^	Fuel-Tech N.V.	85,426	829
*	K-Tron International, Inc	10,112	806
*	SatCon Technology Corp.	430,077	774
*	Flanders Corp.	123,093	752
	Universal Truckload Services, Inc.	47,823	748
*	UQM Technologies, Inc.	287,368	741
*	Volt Information Sciences Inc.	117,699	738
	TAL International Group, Inc.	67,568	736
*	Pinnacle Airlines Corp.	256,145	720
*	Integrated Electrical Services, Inc.	91,324	713
	Insteel Industries, Inc.	86,078	709
*	LMI Aerospace, Inc.	69,746	706
*,^	Capstone Turbine Corp.	832,719	691
*	Colfax Corp.	86,318	666
	The Greenbrier Cos., Inc.	90,309	649
*	Astronics Corp.	62,213	646
*	First Advantage Corp. Class A	42,236	642
*	Perma-Fix Environmental Services, Inc.	265,420	642
	Virco Manufacturing Corp.	181,337	635
*	GenCorp, Inc.	331,832	634
*	Franklin Covey Co.	101,383	632
*	Metalico, Inc.	134,283	626
*	RSC Holdings Inc.	92,576	622
*	Flow International Corp.	264,046	620
*,^	YRC Worldwide, Inc.	357,212	618
*	Odyssey Marine Exploration, Inc.	380,758	609
*	CPI Aerostructures, Inc.	86,865	599
*	Miller Industries, Inc.	68,110	599
	Preformed Line Products Co.	13,333	587
*	BTU International, Inc.	111,167	582
	Multi-Color Corp.	47,296	580
*	PMFG Inc.	65,684	579
*	United Capital Corp.	31,463	576
	Courier Corp.	37,714	575
	Todd Shipyards Corp.	34,398	573
	LSI Industries Inc.	104,169	568
*	Acco Brands Corp.	201,276	568
*	Ceco Environmental Corp.	142,337	566
*,^	Energy Recovery Inc.	76,986	545
*,^	Beacon Power Corp.	700,639	539
*	PRG-Schultz International, Inc.	199,700	539
*,^	C & D Technologies, Inc.	267,625	535
*	A.T. Cross Co. Class A	130,020	520
*	Ultralife Corp.	72,098	517
	Pacer International, Inc.	226,922	506
*	Hurco Cos., Inc.	32,371	506
*	COMSYS IT Partners Inc.	85,870	502
	Schawk, Inc.	65,951	495
*	DXP Enterprises Inc	43,002	493
*	Titan Machinery, Inc.	38,830	493
*,^	Air Transport Services Group Inc.	207,987	483
*	Plug Power, Inc.	527,145	480
	Sauer-Danfoss, Inc.	77,223	473

41

*	Lydall, Inc.	138,887	472
*	Magnatek, Inc.	333,202	463
*	GP Strategies Corp.	78,560	463
	Innovative Solutions and Support, Inc.	103,249	462
*	Patriot Transportation Holding, Inc.	6,178	451
	American Railcar Industries, Inc.	53,153	439
*	Sifco Industries, Inc.	41,214	436
*	Hill International Inc.	100,615	433
*	LECG Corp.	131,205	428
*	The Allied Defense Group, Inc.	95,535	420
	The Standard Register Co.	128,398	419
*	La Barge, Inc.	43,341	402
*	Ocean Power Technologies, Inc.	68,076	398
	Ecology and Environment, Inc.	27,806	395
*	Argan Inc.	27,875	394
*	P.A.M. Transportation Services, Inc.	68,440	374
*,^	Key Technology, Inc.	37,386	370
	VSE Corp.	14,080	368
	Barrett Business Services, Inc.	34,900	366
	Lawson Products, Inc.	25,541	363
*	Builders FirstSource, Inc.	86,718	361
*	Kratos Defense & Security Inc.	404,480	360
*	Intersections Inc.	73,428	341
*,^	Bluelinx Holdings Inc.	112,164	336
*	Park-Ohio Holdings Corp.	96,825	331
*	ICT Group, Inc.	36,852	322
*	PowerSecure International, Inc.	74,700	318
	Omega Flex Inc.	20,708	314
*,^	NCI Building Systems, Inc.	116,355	307
	The Eastern Co.	18,413	304
*	Casella Waste Systems, Inc.	151,688	302
*	Coleman Cable Inc.	107,172	301
	Hardinge, Inc.	67,663	288
*	Spherix Inc.	198,935	286
*	Nashua Corp.	42,021	282
	NN, Inc.	163,419	275
*	WCA Waste Corp.	70,553	267
*,^	Spire Corp.	48,102	265
*	TriMas Corp.	77,814	262
*	Gencor Industries, Inc.	36,591	249
	L.S. Starrett Co. Class A	36,454	248
*	CAI International Inc.	48,250	246
*	Hudson Highland Group, Inc.	122,933	241
*	Hudson Technology, Inc.	180,725	239
*	TRC Cos., Inc.	59,427	238
*,^	Hoku Scientific, Inc.	92,276	234
*	Xerium Technologies Inc.	209,235	230
*	U.S. Home Systems, Inc.	88,163	226
	Alamo Group, Inc.	22,079	223
	Twin Disc, Inc.	32,597	222
*	Active Power, Inc.	251,041	218
	Providence and Worcester Railroad Co.	18,900	213
*	Baldwin Technology Class A	206,023	206

42

*	MFRI, Inc.	33,144	205
*	Supreme Industries, Inc. Class A	120,585	193
*	Orion Energy Systems Inc.	49,641	186
*	COMFORCE Corp.	134,123	181
*,^	Akeena Solar, Inc.	139,003	178
*,^	Daystar Technologies, Inc.	202,967	162
*	Allied Motion Technologies, Inc.	81,197	162
	Quixote Corp.	56,863	161
*	Covenant Transport, Inc.	28,276	156
*	Peco II, Inc.	50,920	153
*	Quanta Services, Inc.	6,545	151
*	Commercial Vehicle Group Inc.	101,409	146
*	Applied Energetics, Inc.	302,745	145
*	AMREP Corp.	12,689	140
	Wabash National Corp.	182,445	128
*	Tecumseh Products Co. Class B	11,900	128
*	Competitive Technologies, Inc.	74,792	124
*	Innotrac Corp.	74,554	122
	Frozen Food Express Industries, Inc.	36,816	117
	Superior Uniform Group, Inc.	15,754	114
*	Quality Distribution Inc.	56,369	113
*	North American Galvanizing & Coatings Inc.	18,100	110
*	Energy Focus Inc.	152,346	108
*,^	Ascent Solar Technologies, Inc.	12,815	100
	Chase Corp.	7,254	86
*	American Electric Technologies Inc.	36,928	76
*	Arotech Corp.	40,596	71
*	Thermadyne Holdings Corp.	20,084	70
*,^	Document Security Systems, Inc.	37,100	70
*	Protection One, Inc.	15,921	68
*	LGL Group	16,300	57
*	Rush Enterprises, Inc. Class B	5,550	55
*	PGT, Inc.	25,701	39
*	UTEK Corp.	10,040	38
	Sypris Solutions, Inc.	28,660	35
*	TeamStaff, Inc.	17,157	29
	Hubbell Inc. Class A	500	15
*	Mesa Air Group Inc.	36,067	4
*	ExpressJet Holdings, Inc.	2,092	3
*	Heritage-Crystal Clean, Inc.	100	1
*	BMC Industries, Inc.	126,104	—
*	Kaiser Ventures LLC Class A	36,800	—
			1,523,164
Information Technology (17.2%)
	Visa Inc.	2,161,103	134,550
*	Activision Blizzard, Inc.	3,597,671	45,439
	Maxim Integrated Products, Inc.	1,853,372	29,079
*	Red Hat, Inc.	1,155,727	23,265
*	SAIC, Inc.	1,239,555	22,994
*	LAM Research Corp.	768,579	19,983
*	Avnet, Inc.	918,488	19,316
*	Brocade Communications Systems, Inc.	2,354,630	18,413
	Global Payments Inc.	489,068	18,320

43

*	ON Semiconductor Corp.	2,556,372	17,537
*	Ingram Micro, Inc. Class A	984,366	17,226
*	Synopsys, Inc.	875,973	17,090
*	Equinix, Inc.	229,704	16,709
*	F5 Networks, Inc.	482,940	16,705
*	ANSYS, Inc.	533,134	16,612
*	Nuance Communications, Inc.	1,315,823	15,908
*	Cree, Inc.	540,831	15,895
*	Sybase, Inc.	505,605	15,846
*	Arrow Electronics, Inc.	727,127	15,444
*	Hewitt Associates, Inc.	508,066	15,130
*,^	Alliance Data Systems Corp.	353,210	14,549
*	Trimble Navigation Ltd.	727,276	14,276
	Lender Processing Services, Inc.	511,339	14,200
*	Metavante Technologies	547,534	14,159
	Broadridge Financial Solutions LLC	853,672	14,154
*	Palm, Inc.	838,154	13,888
*	Itron, Inc.	242,939	13,379
*	CommScope, Inc.	497,256	13,058
	FactSet Research Systems Inc.	255,315	12,733
*	MICROS Systems, Inc.	489,497	12,394
*	Dolby Laboratories Inc.	309,844	11,551
*	NCR Corp.	965,520	11,422
*	3Com Corp.	2,357,109	11,102
*	Macrovision Solutions Corp.	498,773	10,878
*	PMC Sierra Inc.	1,355,758	10,792
*	Varian Semiconductor Equipment Associates, Inc.	445,083	10,678
	Diebold, Inc.	402,829	10,619
	Jack Henry & Associates Inc.	511,352	10,611
*	Silicon Laboratories Inc.	272,702	10,346
*	Polycom, Inc.	509,804	10,334
*	Atmel Corp.	2,741,222	10,225
*	NeuStar, Inc. Class A	452,021	10,017
*	Tech Data Corp.	305,535	9,994
*	Skyworks Solutions, Inc.	1,018,750	9,963
*	Rambus Inc.	635,230	9,840
*	Cadence Design Systems, Inc.	1,611,613	9,509
*	IAC/InterActiveCorp	591,560	9,495
	Intersil Corp.	744,249	9,355
*	Arris Group Inc.	753,923	9,168
*	DST Systems, Inc.	248,079	9,167
*	Informatica Corp.	530,871	9,126
*	Zebra Technologies Corp. Class A	369,115	8,733
*	Solera Holdings, Inc.	338,344	8,594
*	Digital River, Inc.	232,190	8,433
*	Parametric Technology Corp.	704,812	8,239
*,^	Synaptics Inc.	208,951	8,076
*	Cypress Semiconductor Corp.	873,866	8,040
*	Concur Technologies, Inc.	257,230	7,995
*	VMware Inc.	286,664	7,817
*	CACI International, Inc.	182,382	7,790
*	Riverbed Technology, Inc.	332,534	7,711
*	Vishay Intertechnology, Inc.	1,135,274	7,709

44

	National Instruments Corp.	340,720	7,687
*	TIBCO Software Inc.	1,067,016	7,650
*	Perot Systems Corp.	532,017	7,624
*	Tessera Technologies, Inc.	295,915	7,484
	ADTRAN Inc.	334,541	7,183
*	Atheros Communications, Inc.	371,614	7,150
*	Data Domain, Inc.	212,620	7,091
*	Anixter International Inc.	182,506	6,860
*	Tekelec	404,819	6,813
*	Microsemi Corp.	493,557	6,811
*	TiVo Inc.	631,331	6,616
*	International Rectifier Corp.	440,837	6,529
*	InterDigital, Inc.	266,341	6,509
*	CyberSource Corp.	420,250	6,430
*	j2 Global Communications, Inc.	271,439	6,124
*	RF Micro Devices, Inc.	1,615,846	6,076
*	Integrated Device Technology Inc.	1,005,636	6,074
*	Wright Express Corp.	235,351	5,994
*	Euronet Worldwide, Inc.	308,136	5,975
*	Semtech Corp.	371,308	5,908
*	Benchmark Electronics, Inc.	397,241	5,720
	Plantronics, Inc.	297,801	5,631
*	Quest Software, Inc.	403,509	5,625
*	ValueClick, Inc.	529,489	5,570
*	Blackboard Inc.	192,451	5,554
*	Gartner, Inc. Class A	361,569	5,518
*	ManTech International Corp.	127,972	5,508
*	Comtech Telecommunications Corp.	171,382	5,464
*	Cymer, Inc.	180,684	5,372
*	Infinera Corp.	580,462	5,300
*	Fairchild Semiconductor International, Inc.	755,308	5,280
*	Ariba, Inc.	533,041	5,245
*	FEI Co.	228,046	5,222
*	FormFactor Inc.	300,387	5,179
*	Progress Software Corp.	243,056	5,145
*	Omniture, Inc.	404,725	5,083
*	Plexus Corp.	240,612	4,923
*	Emulex Corp.	502,989	4,919
*	EarthLink, Inc.	663,299	4,915
*	Websense, Inc.	274,074	4,889
*	Wind River Systems Inc.	416,814	4,777
*	TriQuint Semiconductor, Inc.	898,082	4,769
*	ADC Telecommunications, Inc.	588,352	4,683
*	Starent Networks Corp.	190,140	4,641
	Take-Two Interactive Software, Inc.	489,129	4,632
	Fair Isaac, Inc.	297,546	4,600
*	SRA International, Inc.	257,220	4,517
*,^	STEC Inc.	189,703	4,399
	MAXIMUS, Inc.	106,541	4,395
*	ViaSat, Inc.	166,749	4,275
*	Commvault Systems, Inc.	253,726	4,207
*	Sapient Corp.	668,255	4,203
*	DealerTrack Holdings Inc.	244,769	4,161

45

	Blackbaud, Inc.	267,356	4,157
*	Lawson Software, Inc.	735,843	4,106
*	Cabot Microelectronics Corp.	142,915	4,043
*	Hittite Microwave Corp.	115,048	3,998
*	Blue Coat Systems, Inc.	241,314	3,991
*	MKS Instruments, Inc.	301,844	3,981
*	EchoStar Corp.	248,338	3,958
*	ScanSource, Inc.	161,368	3,957
*	Netlogic Microsystems Inc.	108,437	3,954
	Power Integrations, Inc.	164,234	3,907
*	Avocent Corp.	278,923	3,894
*	Intermec, Inc.	298,940	3,856
*	SPSS, Inc.	111,602	3,724
*	Checkpoint Systems, Inc.	236,865	3,716
*	Monolithic Power Systems	165,220	3,703
	Acxiom Corp.	417,275	3,685
*	Sycamore Networks, Inc.	1,160,331	3,632
*	The Ultimate Software Group, Inc.	148,336	3,596
	Black Box Corp.	106,788	3,574
*	Rofin-Sinar Technologies Inc.	176,341	3,529
*	Taleo Corp. Class A	192,761	3,522
*	Harmonic, Inc.	584,678	3,444
*	Zoran Corp.	314,818	3,432
	Cognex Corp.	241,703	3,415
*	Unisys Corp.	2,257,860	3,409
*	EPIQ Systems, Inc.	219,649	3,372
	United Online, Inc.	510,213	3,321
*	TeleTech Holdings, Inc.	218,449	3,309
*	L-1 Identity Solutions Inc.	425,725	3,295
*	Applied Micro Circuits Corp.	401,122	3,261
*,^	Advent Software, Inc.	98,505	3,230
*	Amkor Technology, Inc.	670,974	3,174
*	Cavium Networks, Inc.	188,606	3,170
*	OmniVision Technologies, Inc.	304,840	3,167
*	Mentor Graphics Corp.	576,360	3,153
*	Diodes Inc.	199,721	3,124
*	NETGEAR, Inc.	210,676	3,036
*	Electronics for Imaging, Inc.	283,761	3,025
	AVX Corp.	301,087	2,990
*	ACI Worldwide, Inc.	213,134	2,975
*	ATMI, Inc.	190,985	2,966
*	THQ Inc.	411,751	2,948
*	Art Technology Group, Inc.	774,308	2,942
*	SYNNEX Corp.	116,907	2,921
*	VeriFone Holdings, Inc.	385,891	2,898
*	TNS Inc.	153,492	2,878
*	DTS Inc.	106,194	2,875
*	CSG Systems International, Inc.	214,647	2,842
*	MicroStrategy Inc.	55,937	2,809
*	Tyler Technologies, Inc.	175,292	2,738
*	Coherent, Inc.	132,263	2,735
*	Standard Microsystem Corp.	133,470	2,729
*	Insight Enterprises, Inc.	279,915	2,704

46

*	SAVVIS, Inc.	235,276	2,696
	Park Electrochemical Corp.	124,738	2,686
*	Sonus Networks, Inc.	1,666,596	2,683
*	Littelfuse, Inc.	132,800	2,651
*	Manhattan Associates, Inc.	143,970	2,623
*	Sigma Designs, Inc.	162,400	2,605
*	Ixia	383,734	2,586
*	Cogent Inc.	235,038	2,522
*	JDA Software Group, Inc.	168,453	2,520
*	Avid Technology, Inc.	186,801	2,505
	Syntel, Inc.	78,476	2,467
*	Aruba Networks, Inc.	274,111	2,396
*	Harris Stratex Networks, Inc. Class A	361,143	2,340
	Pegasystems Inc.	88,189	2,326
*	Vocus, Inc.	117,081	2,314
*	Forrester Research, Inc.	93,323	2,291
*	Vignette Corp.	173,915	2,287
*	Veeco Instruments, Inc.	196,155	2,273
*	Terremark Worldwide, Inc.	376,444	2,176
*,^	Bankrate, Inc.	84,990	2,145
*	GSI Commerce, Inc.	149,308	2,128
	MTS Systems Corp.	102,738	2,122
*	TTM Technologies, Inc.	263,322	2,096
*	Global Cash Access, Inc.	260,840	2,076
	Micrel, Inc.	279,480	2,046
*	CSR PLC	352,481	2,038
*	DG FastChannel Inc.	110,289	2,018
*	Electro Scientific Industries, Inc.	180,330	2,016
*	Brightpoint, Inc.	321,529	2,016
*	Volterra Semiconductor Corp.	152,819	2,008
*	Move, Inc.	919,154	1,985
*	Anaren, Inc.	112,227	1,984
*	Supertex, Inc.	78,745	1,977
*	Adaptec, Inc.	742,373	1,967
*	OSI Systems Inc.	93,932	1,958
*	Epicor Software Corp.	365,656	1,938
*	Rogers Corp.	95,635	1,935
*	S1 Corp.	280,106	1,933
*	NetScout Systems, Inc.	204,348	1,917
*	EMS Technologies, Inc.	91,607	1,915
*	ModusLink Global Solutions, Inc.	277,594	1,904
*	Exar Corp.	260,823	1,875
*	Radiant Systems, Inc.	225,198	1,869
*	3PAR, Inc.	148,817	1,845
*	MSC Software Corp.	276,721	1,843
	IXYS Corp.	179,852	1,820
*	Advanced Energy Industries, Inc.	200,678	1,804
*	Entegris Inc.	662,817	1,803
*	Ultratech, Inc.	145,294	1,789
*	WebMD Health Corp. Class A	59,733	1,787
*	Cirrus Logic, Inc.	395,354	1,779
*	SonicWALL, Inc.	321,891	1,764
*	Brooks Automation, Inc.	385,915	1,729

47

*	Novatel Wireless, Inc.	190,683	1,720
*	Telecommunication Systems, Inc.	238,631	1,697
*	Actel Corp.	157,327	1,688
*	Stratasys, Inc.	150,628	1,655
	Daktronics, Inc.	210,329	1,620
*	Echelon Corp.	190,330	1,614
*	Kenexa Corp.	139,460	1,614
*	NVE Corp.	33,101	1,609
*	Universal Display Corp.	164,412	1,608
	CTS Corp.	245,017	1,605
*	RightNow Technologies Inc.	135,891	1,604
*	RealNetworks, Inc.	535,287	1,600
*	Symyx Technologies, Inc.	273,400	1,599
*	FARO Technologies, Inc.	102,951	1,599
	Methode Electronics, Inc. Class A	223,380	1,568
*	Multi-Fineline Electronix, Inc.	71,707	1,535
*	Kopin Corp.	407,534	1,496
	NIC Inc.	220,900	1,495
*	UTStarcom, Inc.	911,288	1,485
*	Synchronoss Technologies, Inc.	120,669	1,481
*	SeaChange International, Inc.	183,978	1,477
	Technitrol, Inc.	228,062	1,476
*	ANADIGICS, Inc.	349,851	1,466
*	Comverge Inc.	118,919	1,439
*	Mercury Computer Systems, Inc.	155,482	1,438
*	Maxwell Technologies, Inc.	103,100	1,426
*	Kulicke & Soffa Industries, Inc.	414,616	1,422
	Imation Corp.	185,123	1,409
*	Lattice Semiconductor Corp.	744,750	1,400
*	InfoSpace, Inc.	210,852	1,398
*	Ebix, Inc.	44,525	1,395
*	Internet Capital Group Inc.	205,167	1,381
*	The Knot, Inc.	175,010	1,379
*	Cray, Inc.	174,939	1,379
	Heartland Payment Systems, Inc.	143,688	1,375
*	Sanmina-SCI Corp.	3,119,724	1,373
*	Oplink Communications, Inc.	120,311	1,372
*	Finisar Corp.	2,314,043	1,319
	iGATE Corp.	198,942	1,317
*	Acme Packet, Inc.	129,283	1,308
*	Pericom Semiconductor Corp.	155,267	1,307
*	Smith Micro Software, Inc.	132,876	1,305
*	FalconStor Software, Inc.	274,376	1,303
*	Loral Space and Communications Ltd.	50,611	1,303
*	DivX, Inc.	237,378	1,303
*	Digi International, Inc.	132,046	1,287
*	Perficient, Inc.	181,492	1,269
*	Newport Corp.	218,367	1,264
*	ExlService Holdings, Inc.	112,473	1,261
*	Constant Contact, Inc.	63,117	1,252
	Cohu, Inc.	139,231	1,250
*	Switch and Data Inc.	104,920	1,231
*	Symmetricom Inc.	212,057	1,224

48

*	Photronics, Inc.	301,607	1,221
*	Intevac, Inc.	140,132	1,221
*	i2 Technologies, Inc.	96,965	1,217
*	Actuate Software Corp.	252,367	1,206
	Cass Information Systems, Inc.	36,470	1,194
*	VASCO Data Security International, Inc.	162,066	1,185
*	Netezza Corp.	142,211	1,183
*	Bottomline Technologies, Inc.	131,001	1,180
*	DSP Group Inc.	173,857	1,175
*	Extreme Networks, Inc.	585,331	1,171
*	ComScore Inc.	87,423	1,164
*	Integral Systems, Inc.	139,132	1,158
	OPNET Technologies, Inc.	124,210	1,138
*	Rackspace Hosting, Inc.	81,410	1,128
*	Limelight Networks Inc.	254,633	1,120
*	Ciber, Inc.	359,627	1,115
*	RadiSys Corp.	121,634	1,096
*	Interactive Intelligence Inc.	88,792	1,089
*	Lionbridge Technologies, Inc.	589,724	1,085
*	LoopNet, Inc.	136,548	1,058
*	infoGROUP, Inc.	184,313	1,052
*	Silicon Image, Inc.	456,908	1,051
*	Innodata Isogen, Inc.	239,097	1,047
*	SuccessFactors Inc.	113,588	1,043
*	Pervasive Software Inc.	170,783	1,040
*	LivePerson, Inc.	258,679	1,035
*	Silicon Storage Technology, Inc.	537,549	1,005
*	Keynote Systems Inc.	131,451	1,004
*	Globecomm Systems, Inc.	137,438	988
*	NCI, Inc.	32,220	980
*	Computer Task Group, Inc.	159,833	975
*	Rudolph Technologies, Inc.	175,158	967
*	Super Micro Computer Inc.	125,663	963
*	Network Equipment Technologies, Inc.	224,220	955
*	Saba Software, Inc.	243,408	937
*	IPG Photonics Corp.	85,028	933
*	BigBand Networks Inc.	180,049	931
*	Internet Brands Inc.	130,204	911
*	GSE Systems, Inc.	134,580	908
*	DemandTec, Inc.	102,626	903
	Electro Rent Corp.	94,277	895
*	Compellent Technologies, Inc.	58,435	891
*	Powerwave Technologies, Inc.	545,434	878
*	MIPS Technologies, Inc.	291,815	875
*	Sourcefire Inc.	69,935	866
	Agilysys, Inc.	181,437	849
*	Support.com, Inc.	382,827	835
*	Sumtotal Systems Inc.	173,063	832
*	Online Resources Corp.	131,315	819
*	iPass Inc.	511,258	818
*	Advanced Analogic Technologies, Inc.	177,182	813
*	ShoreTel, Inc.	101,339	811
*	Openwave Systems Inc.	361,781	810

49

*	Startek, Inc.	100,958	810
*	Internap Network Services Corp.	231,125	807
*	Dynamics Research Corp.	79,906	800
*	Quantum Corp.	948,880	788
*	ActivIdentity Corp.	309,436	783
*	PC Mall, Inc.	115,108	778
*	Immersion Corp.	156,088	771
*	Spectrum Control, Inc.	87,445	770
*	OpenTV Corp.	579,964	766
	American Software, Inc. Class A	131,234	756
*	Microtune, Inc.	321,372	752
*	Rimage Corp.	45,254	752
	Renaissance Learning, Inc.	80,754	744
*	Semitool, Inc.	160,338	741
*	Trident Microsystems, Inc.	420,294	731
*	PROS Holdings, Inc.	89,768	729
*	TransAct Technologies Inc.	146,001	727
*,^	Zix Corp.	483,117	725
*	Nu Horizons Electronics Corp.	216,235	722
*	Double-Take Software Inc.	83,311	721
*,^	Research Frontiers, Inc.	200,752	719
	Bel Fuse, Inc. Class B	43,957	705
*	The Hackett Group Inc.	293,146	683
*	Local.com Corp	197,717	672
*	Datalink Corp.	156,985	667
	Marchex, Inc.	197,492	666
*	Hughes Communications Inc.	28,905	660
*	Bitstream Inc.	126,728	659
*	Silicon Graphics International Corp.	145,084	659
*	NetSuite Inc.	55,454	655
*	DDi Corp.	143,578	650
*	Rosetta Stone, Inc.	23,500	645
*	Information Services Group, Inc.	209,449	630
*	KVH Industries, Inc.	92,040	629
*	Aware, Inc.	228,003	627
*,^	Superconductor Technologies Inc.	166,026	621
*	Liquidity Services, Inc.	62,849	620
*	Callidus Software Inc.	212,098	604
	Communications Systems, Inc.	61,404	602
*	TechTeam Global, Inc.	89,934	588
*	Versant Corp.	38,949	587
*	Entropic Communications Inc.	257,458	579
*	Telular Corp.	264,746	569
*	Tier Technologies, Inc.	73,319	563
*	Peerless Systems Corp.	269,714	561
*	Tollgrade Communications, Inc.	106,641	559
*	Virage Logic Corp.	124,016	558
*	White Electronic Designs Corp.	118,941	551
*	Performance Technologies, Inc.	186,579	550
*,^	ParkerVision, Inc.	178,959	548
	MOCON, Inc.	63,316	545
*	Rubicon Technology, Inc.	37,800	540
*	Chordiant Software, Inc.	144,521	525
*	Measurement Specialties, Inc.	74,018	522

50

*	Airvana, Inc.	80,868	515
*	SRS Labs, Inc.	77,319	514
*	American Technology Corp.	268,929	511
*	Soapstone Networks Inc.	119,740	501
*	Orbcomm, Inc.	284,204	500
*	SCM Microsystems, Inc.	207,428	498
*	Zygo Corp.	106,678	497
*	OpNext, Inc.	229,413	491
*	Web.com Group, Inc.	86,876	489
	Imergent, Inc.	69,800	489
*	Onvia.com, Inc.	86,003	484
*	ZiLOG, Inc.	202,394	482
*	Phoenix Technologies Ltd.	177,729	482
*	Mattson Technology, Inc.	406,070	479
*	TranSwitch Corp.	962,203	476
*	Entrust, Inc.	262,930	476
*	MoSys, Inc.	286,785	473
*	PLATO Learning, Inc.	116,501	466
*	PLX Technology, Inc.	123,127	464
*	Data I/O Corp.	162,525	463
*	Occam Networks, Inc.	128,962	462
*	Evolving Systems, Inc.	176,126	458
*	MoneyGram International, Inc.	254,107	452
*	AXT, Inc.	319,575	441
*	BSQUARE Corp.	147,083	437
*	Integrated Silicon Solution, Inc.	163,129	432
*,^	On2 Technologies, Inc.	1,026,995	431
*	Lasercard Corp.	129,868	430
*	Conexant Systems, Inc.	292,553	427
*,^	EMCORE Corp.	338,597	427
	QAD Inc.	130,158	423
	LogMeIn Inc.	20,700	416
*	Network Engines, Inc.	503,326	413
*	PC-Tel, Inc.	76,762	411
*	Hypercom Corp.	269,962	405
	Keithley Instruments Inc.	100,492	402
*	iGo, Inc.	558,045	391
*	Techwell, Inc.	45,900	390
*	LoJack Corp.	93,043	390
*	Oclaro Inc.	592,408	377
*	Amtech Systems, Inc.	77,721	377
*	Majesco Entertainment Co.	192,198	375
*	Presstek, Inc.	267,885	372
*	Mindspeed Technologies Inc.	171,865	369
*	Gerber Scientific, Inc.	144,311	361
*	Intellon Corp.	84,097	357
	Mesa Laboratories, Inc.	18,022	353
*	ArcSight, Inc.	19,880	353
*,^	Sonic Solutions, Inc.	119,020	351
*	Monotype Imaging Holdings Inc.	51,522	351
*	PC Connection, Inc.	66,806	351
*	PDF Solutions, Inc.	136,887	349
*	Aetrium, Inc.	205,036	347

51

	Astro-Med, Inc.	64,898	341
*	Smart Modular Technologies Inc.	149,355	339
*	Magma Design Automation, Inc.	227,495	332
*	SourceForge Inc.	262,957	329
*	X-Rite Inc.	213,449	320
*,^	Intelli-Check Inc.	184,080	317
*	RAE Systems, Inc.	227,708	314
	TheStreet.com, Inc.	148,904	311
*	Endwave Corp.	119,580	306
*	I.D. Systems, Inc.	83,802	303
*	Ultra Clean Holdings, Inc.	123,697	297
*	Ramtron International Corp.	255,996	294
*	NAPCO Security Technologies Inc.	246,800	291
*	Hutchinson Technology, Inc.	148,858	290
*	QuickLogic Corp.	202,760	288
*	Optical Cable Corp.	94,361	284
*	LTX-Credence Corp.	599,549	282
*	Virtusa Corp.	34,760	279
*	CPI International, Inc.	31,980	278
*	Unica Corp.	48,871	268
*,^	Digital Ally, Inc.	119,849	265
*	En Pointe Technologies, Inc.	117,959	265
*	Micronetics Inc.	86,414	258
*	PAR Technology Corp.	40,318	258
*	Simulations Plus, Inc.	160,124	243
*	Isilon Systems Inc.	57,141	242
*	Nanometrics Inc.	89,230	242
*	CyberOptics Corp.	42,263	241
*	Frequency Electronics, Inc.	63,985	240
*	Dice Holdings Inc.	51,172	238
*	Salary.com, Inc.	76,619	232
*	Borland Software Corp.	178,722	231
*	ICx Technologies, Inc.	35,778	215
*	Key Tronic Corp.	131,723	211
*	InsWeb Corp.	61,961	206
	Selectica, Inc.	486,650	204
*	LeCroy Corp.	53,309	200
*	Comarco, Inc.	112,532	198
*	California Micro Devices Corp.	79,885	197
*	Video Display Corp.	62,229	193
*	Ditech Networks Inc.	150,361	186
*	Deltek, Inc.	42,805	186
*	Axcelis Technologies, Inc.	403,124	185
*	NYFIX, Inc.	220,200	183
*	Dot Hill Systems Corp.	226,620	182
*	LookSmart, Ltd.	127,076	169
*	Hauppage Digital, Inc.	153,081	168
*	Zhone Technologies	497,775	159
*	EFJ, Inc.	240,165	153
*	TechTarget	36,067	144
*	Lantronix, Inc.	306,807	141
*	Management Network Group Inc.	347,479	129
*	GSI Technology Inc.	31,411	121

52

*	TII Network Technologies, Inc.	107,178	121
*	Westell Technologies, Inc.	205,983	119
*,^	Access Intergrated Technologies Inc.	115,552	118
*	Cascade Microtech, Inc.	32,100	117
*	AuthenTec, Inc.	64,580	116
*	Autobytel Inc.	266,374	114
*	AuthentiDate Holding Corp.	94,149	113
*	Travelzoo, Inc.	10,300	113
	TSR, Inc.	54,086	106
*	Sonic Foundry, Inc.	161,520	103
*	RF Monolithics, Inc.	160,383	99
*	LogicVision, Inc.	94,461	97
*	Convera Corp.	453,594	86
	Richardson Electronics, Ltd.	26,210	86
*	Pixelworks, Inc.	49,896	82
	Bel Fuse, Inc. Class A	5,719	80
*	Planar Systems, Inc.	64,814	78
*	Calamp Corp.	94,589	76
*	SteelCloud Inc.	234,983	73
*	LightPath Technologies, Inc. Class A	55,757	72
*	Ikanos Communications, Inc.	40,764	65
*	Digital Angel Corp.	41,725	60
*	Mastech Holdings, Inc.	12,664	44
*	Evans & Sutherland Computer Corp.	87,527	44
*	ePlus Inc.	2,931	43
*	Newtek Business Services, Inc.	91,242	41
*	Goldleaf Financial Solutions, Inc.	68,732	40
*	Procera Networks, Inc.	54,970	35
*	Leadis Technology Inc.	50,620	31
*	Merix Corp.	40,537	30
*	Easylink Services International Corp. Class A	19,755	30
*,^	MEMSIC, Inc.	6,752	29
*	FSI International, Inc.	68,496	28
*	Glu Mobile Inc.	21,900	27
*	Entorian Technologies Inc.	64,221	22
*	Soundbite Communications Inc.	8,674	21
*	Kowabunga! Inc.	61,766	17
*	MakeMusic! Inc.	3,956	13
*	Numerex Corp.	2,200	11
*	Overland Storage, Inc.	21,120	10
*	Vertro, Inc.	42,625	8
*	Clearone Communications Inc.	2,200	6
*	Wave Systems Corp. Class A	5,400	6
*	Elixir Gaming Technologies, Inc.	35,584	6
*	PlanetOut, Inc.	12,670	5
*	Telkonet, Inc.	21,782	3
*	EDGAR Online, Inc.	712	1
*	eLoyalty Corp.	100	1
*	GlobalSCAPE, Inc.	200	—
*	Interphase Corp.	49	—
*	Conolog Corp.	25	—
*	US Dataworks Inc.	100	—
			1,746,275

53

Materials (6.0%)
	The Mosaic Co.	972,888	43,099
*	Crown Holdings, Inc.	972,814	23,484
	Martin Marietta Materials, Inc.	270,769	21,358
	FMC Corp.	441,943	20,904
	Celanese Corp. Series A	873,205	20,739
	Airgas, Inc.	496,642	20,129
	Lubrizol Corp.	412,300	19,506
	Cliffs Natural Resources Inc.	796,377	19,487
	Steel Dynamics, Inc.	1,137,589	16,757
	Reliance Steel & Aluminum Co.	388,190	14,903
	Terra Industries, Inc.	607,005	14,702
	Sonoco Products Co.	607,043	14,539
	Albemarle Corp.	556,390	14,227
	Nalco Holding Co.	840,116	14,148
	AptarGroup Inc.	412,828	13,941
	Valspar Corp.	609,643	13,735
	Ashland, Inc.	406,404	11,400
	Commercial Metals Co.	684,691	10,976
	RPM International, Inc.	780,948	10,965
	Compass Minerals International, Inc.	197,994	10,872
	Packaging Corp. of America	624,052	10,110
	Scotts Miracle-Gro Co.	268,069	9,396
	Greif Inc. Class A	208,418	9,216
	Royal Gold, Inc.	218,073	9,094
	Rock-Tenn Co.	233,367	8,905
	Temple-Inland Inc.	648,666	8,511
	Silgan Holdings, Inc.	155,622	7,630
	Schnitzer Steel Industries, Inc. Class A	132,159	6,986
	Eagle Materials, Inc.	265,265	6,695
	Sensient Technologies Corp.	296,366	6,689
	Olin Corp.	474,219	5,638
	Carpenter Technology Corp.	268,634	5,590
	H.B. Fuller Co.	295,443	5,545
*	OM Group, Inc.	186,176	5,403
	Cytec Industries, Inc.	287,184	5,347
	Texas Industries, Inc.	168,518	5,285
*	Intrepid Potash, Inc.	183,118	5,142
*	Coeur d'Alene Mines Corp.	417,789	5,139
	NewMarket Corp.	75,121	5,058
	Huntsman Corp.	997,193	5,016
	Cabot Corp.	398,493	5,013
	Worthington Industries, Inc.	365,303	4,672
*	Calgon Carbon Corp.	333,521	4,633
*	W.R. Grace & Co.	373,833	4,624
*	Domtar Corp.	263,422	4,368
	Minerals Technologies, Inc.	114,227	4,114
	Arch Chemicals, Inc.	152,847	3,759
	Kaiser Aluminum Corp.	94,102	3,379
*	Solutia Inc.	575,292	3,314
	Koppers Holdings, Inc.	125,220	3,302
*	Rockwood Holdings, Inc.	208,363	3,050
	AMCOL International Corp.	138,206	2,982

54

	Balchem Corp.	111,687	2,739
	Schweitzer-Mauduit International, Inc.	93,703	2,550
*	RTI International Metals, Inc.	140,705	2,486
	Glatfelter	279,243	2,485
*,^	Hecla Mining Co.	912,193	2,445
	A. Schulman Inc.	159,453	2,409
	Westlake Chemical Corp.	116,374	2,373
*	Allied Nevada Gold Corp.	285,416	2,300
	Deltic Timber Corp.	64,594	2,291
*	Century Aluminum Co.	339,351	2,114
*	Brush Engineered Materials Inc.	123,365	2,066
	Wausau Paper Corp.	298,264	2,004
	Stepan Co.	43,522	1,922
*	Louisiana-Pacific Corp.	556,960	1,905
	Myers Industries, Inc.	210,562	1,752
	Zep, Inc.	143,849	1,733
	Olympic Steel, Inc.	70,596	1,727
	Spartech Corp.	184,808	1,698
*	Stillwater Mining Co.	272,717	1,557
*	Clearwater Paper Corp.	61,189	1,547
*	PolyOne Corp.	557,510	1,511
*,^	Zoltek Cos., Inc.	154,636	1,503
*	Horsehead Holding Corp.	194,857	1,452
*	Haynes International, Inc.	60,672	1,438
*	LSB Industries, Inc.	88,177	1,426
	American Vanguard Corp.	124,179	1,403
*	Omnova Solutions Inc.	374,867	1,222
*	U.S. Gold Corp.	448,102	1,183
*	Buckeye Technology, Inc.	262,522	1,179
	A.M. Castle & Co.	96,392	1,164
	Hawkins, Inc.	49,606	1,120
*	GenTek, Inc.	49,504	1,105
*	General Moly, Inc.	491,685	1,092
*	AEP Industries, Inc.	40,613	1,072
*	Graphic Packaging Holding Co.	482,413	883
*	BWAY Holding Co.	49,562	869
*	Headwaters Inc.	254,072	854
*	Kapstone Paper and Packaging Corp.	178,208	836
	Innophos Holdings Inc.	43,721	738
	NL Industries, Inc.	94,736	699
	Quaker Chemical Corp.	51,422	683
	Neenah Paper Inc.	76,337	673
	Ferro Corp.	244,160	671
*	Landec Corp.	96,857	658
*	Universal Stainless & Alloy Products, Inc.	40,327	656
*	Senomyx, Inc.	298,724	630
	Great Northern Iron Ore Properties	6,484	561
*	ADA-ES Inc.	134,703	537
*	U.S. Concrete, Inc.	234,028	463
	Penford Corp.	79,053	458
*	United States Lime & Mineral	9,712	412
	Synalloy Corp.	48,264	401
*	ICO, Inc.	138,589	377

55

*	U.S. Energy Corp.	175,794	352
*,^	Flotek Industries, Inc.	169,480	344
*	Boise, Inc.	184,953	318
*	Nonophase Technologies Corp.	232,423	256
*	American Pacific Corp.	36,462	232
*	Rock of Ages Corp.	91,696	189
*	Mod-Pac Corp.	49,498	144
*	Solitario Exploration & Royalty Corp.	49,600	92
*	Mercer International Inc.	130,666	74
*	TOR Minerals International, Inc.	160,090	59
^	Georgia Gulf Corp.	44,651	29
*	Clean Diesel Technologies, Inc.	4,027	7
			607,604
Telecommunication Services (1.9%)
*	Crown Castle International Corp.	1,503,235	36,108
*	NII Holdings Inc.	1,008,715	19,236
*	SBA Communications Corp.	719,397	17,654
*	Level 3 Communications, Inc.	9,891,130	14,936
	Telephone & Data Systems, Inc.	467,045	13,217
*	Leap Wireless International, Inc.	361,342	11,899
*	tw telecom inc.	907,771	9,323
*	MetroPCS Communications Inc.	499,900	6,654
*	Syniverse Holdings Inc.	317,355	5,087
*	Centennial Communications Corp. Class A	517,274	4,324
*,^	AboveNet, Inc.	51,129	4,140
*	Premiere Global Services, Inc.	370,734	4,019
*	Cincinnati Bell Inc.	1,381,982	3,925
*	U.S. Cellular Corp.	101,178	3,890
	Telephone & Data Systems, Inc. - Special Common Shares	147,351	3,825
	NTELOS Holdings Corp.	183,795	3,385
*	Neutral Tandem, Inc.	109,816	3,242
	Shenandoah Telecommunications Co.	143,721	2,916
	Iowa Telecommunications Services Inc.	199,009	2,490
	Atlantic Tele-Network, Inc.	58,701	2,306
*	Cbeyond Inc.	155,741	2,235
*	Cogent Communications Group, Inc.	270,692	2,206
	USA Mobility, Inc.	164,376	2,097
*	PAETEC Holding Corp.	765,566	2,067
	Alaska Communications Systems Holdings, Inc.	270,124	1,977
*	General Communication, Inc.	269,783	1,870
	Consolidated Communications Holdings, Inc.	143,693	1,683
*	Virgin Mobile USA, Inc. Class A	287,750	1,157
*	iPCS, Inc.	76,511	1,145
*	FiberNet Telecom Group, Inc.	79,666	989
*	SureWest Communications	81,238	851
	Hickory Tech Corp.	98,365	755
	D&E Communications, Inc.	66,929	685
	Warwick Valley Telephone Co.	48,561	558
*,^	8X8 Inc.	697,676	419
*	XETA Technologies Inc.	174,192	411
*	Fibertower Corp.	677,138	339
*	ICO Global Communications (Holdings) Ltd.	526,032	326
	FairPoint Communications, Inc.	516,702	310

56

*	TerreStar Corp.	192,500	295
*,^	Globalstar, Inc.	208,397	219
*	IDT Corp. Class B	126,262	205
*,^	Vonage Holdings Corp.	477,040	181
*	iBasis, Inc.	136,214	178
*	Arbinet Holdings, Inc.	76,460	133
*	inContact, Inc.	41,913	115
*	Multiband Corp.	33,188	76
*	Purple Communications, Inc.	12,325	28
*	IDT Corp.	2,456	3
			196,089
Utilities (5.3%)
*	NRG Energy, Inc.	1,613,615	41,889
*	Calpine Corp.	2,607,945	29,079
	MDU Resources Group, Inc.	1,118,584	21,220
	NSTAR	649,702	20,862
	ONEOK, Inc.	640,321	18,883
	Alliant Energy Corp.	673,071	17,587
	National Fuel Gas Co.	483,671	17,451
	Energen Corp.	436,087	17,400
	UGI Corp. Holding Co.	658,402	16,783
	OGE Energy Corp.	584,195	16,544
	DPL Inc.	705,243	16,341
	NV Energy Inc.	1,425,995	15,387
	AGL Resources Inc.	469,685	14,936
	Aqua America, Inc.	824,876	14,765
	Atmos Energy Corp.	559,533	14,011
*	Mirant Corp.	877,681	13,815
	ITC Holdings Corp.	302,906	13,740
	Great Plains Energy, Inc.	821,494	12,774
	Westar Energy, Inc.	661,262	12,412
	Vectren Corp.	492,950	11,550
	Piedmont Natural Gas, Inc.	446,990	10,777
*	RRI Energy, Inc.	2,131,965	10,681
	Hawaiian Electric Industries Inc.	556,663	10,610
	WGL Holdings Inc.	305,312	9,776
	New Jersey Resources Corp.	257,582	9,541
	Portland General Electric Co.	457,520	8,913
	Cleco Corp.	367,234	8,233
	IDACORP, Inc.	286,946	7,501
	American Water Works Co., Inc.	389,806	7,449
	Northwest Natural Gas Co.	161,501	7,158
	South Jersey Industries, Inc.	181,640	6,337
	Southwest Gas Corp.	272,053	6,042

57

	UniSource Energy Corp.			217,036	5,760
	PNM Resources Inc.			528,097	5,656
	Black Hills Corp.			236,484	5,437
	NorthWestern Corp.			218,929	4,983
	ALLETE, Inc.			169,514	4,874
	MGE Energy, Inc.			140,937	4,728
	California Water Service Group			126,326	4,654
	CH Energy Group, Inc.			96,208	4,493
	The Laclede Group, Inc.			134,903	4,469
	Ormat Technologies Inc.			110,770	4,465
	UIL Holdings Corp.			185,193	4,158
	American States Water Co.			111,614	3,866
*	El Paso Electric Co.			273,295	3,815
	Empire District Electric Co.			208,061	3,437
	SJW Corp.			79,743	1,810
	Chesapeake Utilities Corp.			42,403	1,379
	Middlesex Water Co.			88,458	1,278
	Central Vermont Public Service Corp.			67,166	1,216
	Connecticut Water Services, Inc.			54,389	1,180
	Unitil Corp.			44,416	916
	Southwest Water Co.			159,046	878
*	Cadiz Inc.			85,487	823
	The York Water Co.			49,731	762
	Maine & Maritimes Corp.			20,903	726
	Artesian Resources Corp Class A			25,434	405
	Pennichuck Corp.			13,827	315
	Delta Natural Gas Co., Inc.			13,477	304
*	Pure Cycle Corp.			74,186	267
	Florida Public Util. Co.			14,560	204
*	MMC Energy, Inc.			17,715	30
					543,671
Total Common Stocks (Cost $12,423,518)					10,102,027

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.5%)
Money Market Fund (2.4%)
2,3	Vanguard Market Liquidity Fund	0.395%		244,209,694	244,210

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Federal Home Loan Mortgage Corp.	0.210%	9/28/09	3,000	2,999
4,5	Federal National Mortgage Assn.	0.541%	7/30/09	7,000	6,999
					9,998
Total Temporary Cash Investments (Cost $254,205)					254,208
Total Investments (101.8%) (Cost $12,677,723)					10,356,235
Other Assets and Liabilities—Net (-1.8%)					(180,858)
Net Assets (100%)					10,175,377

58

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $156,353,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.9%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $178,427,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

5 Securities with a value of $9,998,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

59

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© 2009 Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA982 082009

62

Vanguard U.S. Stock Index Funds
Large-Capitalization Portfolios
Semiannual Report

June 30, 2009

Vanguard Growth Index Fund

Vanguard Value Index Fund

Vanguard Large-Cap Index Fund

Vanguard Total Stock Market Index Fund

>

All four Vanguard large-capitalization U.S. index funds closely tracked their target benchmarks for the first half of 2009, with returns ranging from more than 10% for the Growth Index Fund to about –2% for the Value Index Fund.

>	Although the global financial crisis continued to weigh on equities in early 2009, stocks rallied for most of the spring and generally posted gains for the half-year.
>	Information technology stocks were the market’s best performers for the half-year, while industrials and financials were among the weakest performers.

Contents

Your Fund’s Total Returns	1
President’s Letter	4
Growth Index Fund	11
Value Index Fund	29
Large-Cap Index Fund	47
Total Stock Market Index Fund	60
About Your Fund’s Expenses	73
Trustees Approve Advisory Arrangement	76
Glossary	77

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Growth Index Fund
Investor Shares	VIGRX	10.69%
Admiral™ Shares[1]	VIGAX	10.71
Signal® Shares[2]	VIGSX	10.70
Institutional Shares[3]	VIGIX	10.75
ETF Shares[4]	VUG
Market Price		10.57
Net Asset Value		10.72
MSCI US Prime Market Growth Index		10.74
Average Large-Cap Growth Fund[5]		10.90

Vanguard Value Index Fund
Investor Shares	VIVAX	–2.44%
Admiral Shares[1]	VVIAX	–2.38
Signal Shares[2]	VVISX	–2.40
Institutional Shares[3]	VIVIX	–2.36
ETF Shares[4]	VTV
Market Price		–2.49
Net Asset Value		–2.37
MSCI US Prime Market Value Index		–2.49
Average Large-Cap Value Fund[5]		0.92

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares also carries lower expenses and is available for a minimum initial investment of $5 million.

4 These Vanguard ETFTM Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5 Derived from data provided by Lipper Inc.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Large-Cap Index Fund
Investor Shares	VLACX	3.88%
Admiral Shares[1]	VLCAX	3.99
Signal Shares[2]	VLCSX	4.01
Institutional Shares[3]	VLISX	4.00
ETF Shares[4]	VV
Market Price		3.86
Net Asset Value		4.00
MSCI US Prime Market 750 Index		3.97
Average Large-Cap Core Fund[5]		4.83

Vanguard Total Stock Market Index Fund
Investor Shares	VTSMX	4.40%
Admiral Shares[1]	VTSAX	4.45
Signal Shares[2]	VTSSX	4.46
Institutional Shares[3]	VITSX	4.46
ETF Shares[4]	VTI
Market Price		4.35
Net Asset Value		4.46
MSCI US Broad Market Index		4.43
Average Multi-Cap Core Fund[5]		7.28

1	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2	Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.
3	This class of shares also carries lower expenses and is available for a minimum initial investment of $5 million.
4

Vanguard ETF Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

5	Derived from data provided by Lipper Inc.

2

Your Fund’s Performance at a Glance

December 31, 2008–June 30, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Growth Index Fund
Investor Shares	$20.29	$22.31	$0.136	$0.000
Admiral Shares	20.30	22.31	0.150	0.000
Signal Shares	18.80	20.66	0.139	0.000
Institutional Shares	20.30	22.31	0.157	0.000
ETF Shares	39.43	43.34	0.293	0.000
Value Index Fund
Investor Shares	$16.08	$15.42	$0.244	$0.000
Admiral Shares	16.08	15.42	0.252	0.000
Signal Shares	16.73	16.04	0.262	0.000
Institutional Shares	16.08	15.42	0.256	0.000
ETF Shares	41.21	39.53	0.646	0.000
Large-Cap Index Fund
Investor Shares	$16.41	$16.85	$0.180	$0.000
Admiral Shares	20.51	21.07	0.236	0.000
Signal Shares	17.89	18.38	0.208	0.000
Institutional Shares	84.43	86.71	0.998	0.000
ETF Shares	40.61	41.72	0.472	0.000
Total Stock Market Index Fund
Investor Shares	$21.80	$22.50	$0.235	$0.000
Admiral Shares	21.80	22.50	0.244	0.000
Signal Shares	21.04	21.72	0.234	0.000
Institutional Shares	21.81	22.51	0.247	0.000
ETF Shares	44.78	46.23	0.501	0.000

3

President’s Letter

Dear Shareholder,

Your fund’s fiscal year began ominously with stock prices laid low by the global financial crisis. As the winter waned, however, dramatic measures taken by the U.S. federal government to stabilize the economy and jump-start the credit markets boosted investors’ confidence. Stocks soared in the second quarter of 2009 as investors reacted positively to small signs that the economy was beginning to heal. By mid-June, stocks again slumped, as investors’ hopes for a quick end to the recession faltered. Despite the market’s volatility, Vanguard’s four large-capitalization index funds met their primary objective of closely tracking their target indexes.

The returns of the funds’ various share classes ranged from more than 10% for the Growth Index Fund to about –2% for the Value Index Fund. The Total Stock Market Index Fund and the Large-Cap Index Fund fell in between, with returns of about 4%. Those two funds hold both growth and value stocks. Although Total Stock Market Fund’s assets are largely concentrated in large-cap stocks, it also has exposure to the mid- and small-cap arena.

Stock gains petered out by the end of the period

For the six months ended June 30, the broad U.S. stock market returned 5%. The stock market began the period in negative territory, rallied through much of the spring, but then lost steam in June.

4

While the second quarter was the strongest quarter for U.S. stocks since 2003, equity gains fizzled in mid-June as investors were taken aback by a drop in consumer confidence, a decline in home prices, and a larger-than-expected rise in the unemployment rate.

International stocks registered a stronger showing, returning about 14% for the half-year. Emerging markets posted the best results as investors poured money into countries with robust growth prospects. Higher commodity prices and a slight rebound in manufacturing orders helped reverse steep declines in international stocks from earlier in the period.

Still, pockets of the developed and developing markets, particularly in Europe, continued to struggle amid the global recession. After three consecutive monthly gains, the MSCI All Country World Index ex USA declined slightly for June, perhaps signaling a bumpy road ahead.

Bond investors grew confident, sought out higher yields

As the fiscal half-year began, investors panicked by the credit-market crisis sought shelter in U.S. Treasury bonds, considered the safest of all securities. The difference between the yields of Treasuries and those of corporate bonds surged to levels not seen since the 1930s.

Market Barometer
	Total Returns
	Periods Ended June 30, 2009
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	4.32%	–26.69%	–1.85%
Russell 2000 Index (Small-caps)	2.64	–25.01	–1.71
Dow Jones U.S. Total Stock Market Index	5.00	–26.11	–1.47
MSCI All Country World Index ex USA (International)	14.35	–30.54	4.95

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	1.90%	6.05%	5.01%
Barclays Capital Municipal Bond Index	6.43	3.77	4.14
Citigroup 3-Month Treasury Bill Index	0.10	0.78	3.02

CPI
Consumer Price Index	2.60%	–1.43%	2.60%

1 Annualized.

5

By mid-March, investors had gained confidence from the federal government’s efforts to thaw the credit market and stimulate the economy. Bond investors were more optimistic and more willing to take on risk; they shifted their focus away from Treasuries to higher-yielding corporate bonds. For the six months, the Barclays Capital U.S. Aggregate Bond Index returned about 2%, while high-yield bonds, as measured by the Barclays Capital U.S. Corporate High Yield Bond Index, returned about 30%.

Despite some murmurs in the market about longer-term inflation risks, the Federal Reserve in recent months unveiled plans to purchase Treasury and mortgage-backed securities. The Fed hoped to drive up the securities’ prices and push down yields, and thus keep borrowing costs, such as mortgage rates, low. Government initiatives also helped bring down municipal bond yields, which earlier in the period were higher than those of Treasuries, a reversal in the traditional relationship between taxable and tax-exempt yields. For the six months, the tax-exempt bond market returned more than 6%.

The Fed kept the target for short-term interest rates at an all-time low of 0% to 0.25% throughout the period.

Growth stocks benefited most from market rally

During the first six months of 2009, growth stocks regained favor as investors gravitated toward profitable companies with little debt. Of Vanguard’s four large-cap index funds, the Growth Index Fund performed the best. The technology sector largely powered the fund’s return as corporations resumed spending on computer hardware, computer software, and communications equipment, after trimming their tech budgets in 2008 in response to the worldwide recession. Strong gains by the energy sector also added to the fund’s return. A rally in oil prices pushed up demand for energy equipment and services stocks. Of the fund’s ten sectors, only the struggling industrial group, the tiny utilities sector, and consumer staples stocks detracted from the fund’s performance.

At the other end of the spectrum, the Value Index Fund posted the only negative return of the four funds. Although the energy sector strengthened the performance of the Growth Index Fund, it seriously detracted from the results of the Value Index Fund, whose holdings did not benefit from the rise in oil prices and instead succumbed to weak consumer demand for gasoline. The fund’s performance was also dampened by the industrial sector, where manufacturers suffered from shrinking orders and output and high inventories. Financials also hurt the fund’s return, as banks and insurance companies continued to wrestle with issues related to the credit crunch. The consumer discretionary, information technology, and materials sectors all produced double-digit gains, but their impact was muted by the fund’s relatively light exposure to these groups.

The Large-Cap Index Fund, which is essentially a combination of the Growth and Value Index Funds, performed near the midpoint of these two funds and

6

mirrored the mix of their underlying sectors. Information technology stocks were by far the strongest contributor, while consumer discretionary and materials also produced notable gains. Industrial and financial stocks lagged.

Because the Total Stock Market Index Fund is heavily weighted with large-cap holdings, its return was similar to that of the Large-Cap Index Fund. However, the fund’s total market mandate ensures exposure to mid- and small-cap companies, which nudged its return higher. During the period, the fund’s mid- and small-cap companies outperformed their large-cap brethren.

Throughout the fiscal period, the funds’ advisor, Vanguard Quantitative Equity Group, relied on its skilled portfolio management and sophisticated risk-control and trading systems to deliver market-tracking results. As always, low expense ratios contributed to their success.

Evaluate risk with long-term approach

Investors’ resolve has been tested multiple times over the past 18 months. In 2008, the U.S. financial markets endured their worst calendar year since the 1930s. The first two months of 2009 brought more bad news and falling prices before stocks rebounded to turn in their best quarter since 2003. Nobody can predict how the markets will perform for the remainder of the year. However, the magnitude and speed of the stock market’s recent swings underscore the importance of avoiding investment decisions based on emotion, particularly when the markets are volatile. Rash decisions can often lead to disappointment.

Of course, even the most patient investor has faced challenging times in recent fiscal periods. Risk is a constant companion in the financial markets, but our long experience suggests effective ways to manage it. Vanguard encourages investors to maintain a balanced portfolio of stock, bond, and money market funds. The proportions in each asset class should be consistent with your goals, time horizon, and tolerance for the market’s unavoidable peaks and valleys. After determining your asset allocation, we encourage you to take a long-term view, tuning out the market’s constant din.

Vanguard’s large-cap index funds offer broad diversification and can represent an intelligent, low-cost way to gain exposure to the biggest companies in the U.S. stock market; they can play a valuable role within a balanced portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

President and Chief Executive Officer

July 13, 2009

7

Expense Ratios[1]
Your Fund Compared With Its Peer Group
Expense
Ratio
Growth Index Fund
Investor Shares	0.28%
Admiral Shares	0.15
Signal Shares	0.15
Institutional Shares	0.09
ETF Shares	0.15
Average Large-Cap Growth Fund	1.34

Value Index Fund
Investor Shares	0.26%
Admiral Shares	0.15
Signal Shares	0.15
Institutional Shares	0.09
ETF Shares	0.15
Average Large-Cap Value Fund	1.25

Large-Cap Index Fund
Investor Shares	0.26%
Admiral Shares	0.15
Signal Shares	0.15
Institutional Shares	0.09
ETF Shares	0.13
Average Large-Cap Core Fund	1.26

Total Stock Market Index Fund
Investor Shares	0.18%
Admiral Shares	0.09
Signal Shares	0.09
Institutional Shares	0.06
ETF Shares	0.09
Average Multi-Cap Core Fund	1.18

1 The fund expense ratios shown are from the prospectus dated April 29, 2009, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the six months ended June 30, 2009, the annualized expense ratios for the Growth Index Fund were 0.28% for Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares. For the Value Index Fund, the expense ratios were 0.26% for Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares. For the Large-Cap Index Fund, the expense ratios were 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.13% for ETF Shares. For the Total Stock Market Index Fund, the expense ratios were 0.18% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.06% for Institutional Shares, and 0.09% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008.

8

Vanguard Growth ETF
Premium/Discount: January 26, 2004–June 30, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	666	52.86%	560	44.44%
25–49.9	12	0.95	6	0.48
50–-74.9	2	0.16	3	0.24
75–100.0	0	0.00	0	0.00
>100.0	11	0.87	0	0.00
Total	691	54.84	569	45.16

Vanguard Value ETF
Premium/Discount: January 26, 2004–June 30, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	659	52.30%	548	43.48%
25–49.9	18	1.43	6	0.48
50–74.9	2	0.16	7	0.56
75–100.0	0	0.00	2	0.16
>100.0	16	1.27	2	0.16
Total	695	55.16	565	44.84

Vanguard Large-Cap ETF
Premium/Discount: January 27, 2004–June 30, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	661	52.45%	562	44.60
25–49.9	16	1.27	7	0.56
50–74.9	3	0.24	3	0.24
75–100.0	1	0.08	1	0.08
>100.0	6	0.48	0	0.00
Total	687	54.52	573	45.48

1 One basis point equals 1/100 of a percentage point.

9

Vanguard Total Stock Market ETF
Premium/Discount: June 30, 2004–June 30, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	754	59.84%	482	38.25%
25–49.9	10	0.79	5	0.40
50–74.9	2	0.16	3	0.24
75–100.0	2	0.16	0	0.00
>100.0	2	0.16	0	0.00
Total	770	61.11	490	38.89

1 One basis point equals 1/100 of a percentage point.

10

Growth Index Fund

Fund Profile

As of June 30, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	428	426	4,399
Median Market Cap	$29.7B	$29.7B	$24.2B
Price/Earnings Ratio	16.8x	16.8x	18.6x
Price/Book Ratio	3.1x	3.1x	1.9x
Yield[3]		1.4%	2.2%
Investor Shares	1.2%
Admiral Shares	1.3%
Signal Shares	1.3%
Institutional Shares	1.4%
ETF Shares	1.3%
Return on Equity	23.1%	23.1%	19.7%
Earnings Growth Rate	21.8%	21.8%	13.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	34%	—	—
Expense Ratio[5]		—	—
Investor Shares	0.28%
Admiral Shares	0.15%
Signal Shares	0.15%
Institutional Shares	0.09%
ETF Shares	0.15%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11.8%	11.8%	9.7%
Consumer Staples	15.0	15.0	10.4
Energy	6.4	6.4	11.8
Financials	4.5	4.5	15.0
Health Care	16.0	16.0	13.6
Industrials	8.0	8.0	10.3
Information Technology	33.5	33.5	18.2
Materials	3.7	3.7	3.6
Telecommunication
Services	0.7	0.7	3.2
Utilities	0.4	0.4	4.2

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.95
Beta	1.00	0.95

Ten Largest Holdings[7] (% of total net assets)

Microsoft Corp.	systems software	4.3%
International Business Machines Corp.	computer hardware	3.2
Apple Inc.	computer hardware	2.9
Wal-Mart Stores, Inc.	hypermarkets & super centers	2.6
Cisco Systems, Inc.	Communications equipment	2.5
Google Inc.	Internet software & services	2.3
The Procter & Gamble Co.	household products	2.2
Hewlett-Packard Co.	computer hardware	2.1
Philip Morris International Inc.	tobacco	2.0
Oracle Corp.	systems software	2.0
Top Ten		26.1%

Investment Focus

1 MSCI US Prime Market Growth Index.

2 Dow Jones U.S. Total Stock Market Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4 Annualized.

5 The fund expense ratios shown are from the prospectuses dated April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal period ended June 30, 2009, the Growth Index Fund’s annualized expense ratios were 0.28% for Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7 The holdings listed exclude any temporary cash investments and equity index products.

11

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1998–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009

	Inception Date	One Year	Five Years	Ten Years
Growth Index Fund
Investor Shares[3]	11/2/1992	–25.88%	–1.74%	–3.34%
Admiral Shares	11/13/2000	–25.79	–1.62	–3.49[4]
Signal Shares	6/4/2007	–25.78	–15.78[4]	—
Institutional Shares	5/14/1998	–25.75	–1.59	–3.21
ETF Shares	1/26/2004
Market Price		–25.75	–1.64	–1.76[4]
Net Asset Value		–25.78	–1.63	–1.76[4]

1 Six months ended June 30, 2009.

2 S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

3 Total return figures do not include any account service fees applicable to balances below $10,000.

4 Since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

12

Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.8%)
	McDonald’s Corp.	3,223,177	185,300
*	Amazon.com, Inc.	992,344	83,019
	Lowe’s Cos., Inc.	4,254,639	82,583
	Target Corp.	2,069,616	81,688
	Home Depot, Inc.	2,453,658	57,980
	NIKE, Inc. Class B	1,066,727	55,235
*	Ford Motor Co.	8,081,347	49,054
	Comcast Corp. Special Class A	3,156,081	44,501
	Yum! Brands, Inc.	1,331,062	44,378
	Staples, Inc.	2,064,639	41,644
	TJX Cos., Inc.	1,204,936	37,907
*	DIRECTV Group, Inc.	1,472,105	36,376
*	Viacom Inc. Class B	1,588,737	36,064
*	Kohl’s Corp.	837,937	35,822
	Best Buy Co., Inc.	1,017,078	34,062
*	Starbucks Corp.	2,126,030	29,531
	Omnicom Group Inc.	899,511	28,407
*	Apollo Group, Inc. Class A	391,308	27,830
	The McGraw-Hill Cos., Inc.	910,183	27,406
	Coach, Inc.	929,071	24,973
	Comcast Corp. Class A	1,699,875	24,631
*	Bed Bath & Beyond, Inc.	751,608	23,112
	Marriott International, Inc. Class A	863,840	19,065
	Sherwin-Williams Co.	288,324	15,497
*	AutoZone Inc.	99,842	15,087
*	O’Reilly Automotive, Inc.	390,134	14,856
	Ross Stores, Inc.	374,419	14,453
	Cablevision Systems NY Group Class A	700,493	13,597
	Tim Hortons, Inc.	525,326	12,891
*	Priceline.com, Inc.	112,697	12,571
	BorgWarner, Inc.	334,299	11,416
	J.C. Penney Co., Inc. (Holding Co.)	397,050	11,399
	Advance Auto Parts, Inc.	274,161	11,375
*	ITT Educational Services, Inc.	112,324	11,307

*	Dollar Tree, Inc.	262,197	11,038
	Family Dollar Stores, Inc.	384,628	10,885
*	GameStop Corp. Class A	450,204	9,909
*	CarMax, Inc.	637,806	9,376
	DeVry, Inc.	186,641	9,339
	Nordstrom, Inc.	467,396	9,296
	Strayer Education, Inc.	40,778	8,894
*	Discovery Communications Inc. Class A	387,812	8,745
	Polo Ralph Lauren Corp.	161,531	8,648
	H & R Block, Inc.	490,308	8,448
	The Gap, Inc.	500,837	8,214
	PetSmart, Inc.	367,787	7,893
	American Eagle Outfitters, Inc.	536,910	7,608
*	Urban Outfitters, Inc.	363,837	7,593
*,^	Wynn Resorts Ltd.	211,288	7,458
*,^	Las Vegas Sands Corp.	928,416	7,297
*	Liberty Global, Inc. Series C	456,614	7,219
	Scripps Networks Interactive	257,536	7,167
*	DISH Network Corp.	392,388	6,361
*	LKQ Corp.	364,043	5,988
*,^	Netflix.com, Inc.	144,275	5,964
*	Discovery Communications Inc. Class C	264,390	5,428
	Garmin Ltd.	226,093	5,386
*	Marvel Entertainment, Inc.	148,879	5,299
*	Liberty Global, Inc. Class A	300,877	4,781
	Burger King Holdings Inc.	272,540	4,707
	Wendy’s/Arby’s Group, Inc.	1,155,323	4,621
*	NVR, Inc.	8,588	4,315
	Guess ?, Inc.	163,501	4,215
	Abercrombie & Fitch Co.	163,653	4,155
	D. R. Horton, Inc.	412,277	3,859
*	Chipotle Mexican Grill, Inc. Class B	53,612	3,742
	Pulte Homes, Inc.	413,265	3,649
*	Penn National Gaming, Inc.	125,053	3,640
	Harman International Industries, Inc.	190,469	3,581
*,^	Chipotle Mexican Grill, Inc.	41,870	3,350

13

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	The Goodyear Tire &
	Rubber Co.	232,776	2,621
	Brinker International, Inc.	147,770	2,517
*	Interpublic Group of Cos., Inc.	483,699	2,443
*	Toll Brothers, Inc.	138,988	2,359
*	Lamar Advertising Co. Class A	105,361	1,609
	Centex Corp.	126,654	1,071
*	Krispy Kreme Doughnuts,
	Inc. Warrants Exp. 3/2/12	3,500	—
			1,505,705
Consumer Staples (15.0%)
	Wal-Mart Stores, Inc.	6,811,651	329,956
	The Procter & Gamble Co.	5,513,683	281,749
	Philip Morris International Inc.	5,799,995	252,996
	PepsiCo, Inc.	4,504,319	247,557
	CVS Caremark Corp.	4,156,877	132,480
	Colgate-Palmolive Co.	1,460,867	103,342
	The Coca-Cola Co.	2,110,320	101,274
	Walgreen Co.	2,855,900	83,963
	Costco Wholesale Corp.	1,254,025	57,309
	Kellogg Co.	773,702	36,031
	General Mills, Inc.	616,711	34,548
	Avon Products, Inc.	1,233,908	31,810
	The Clorox Co.	402,373	22,465
	Archer-Daniels-Midland Co.	835,890	22,377
	Kimberly-Clark Corp.	419,069	21,972
	Lorillard, Inc.	243,320	16,490
	The Hershey Co.	457,125	16,457
	H.J. Heinz Co.	455,267	16,253
	Campbell Soup Co.	405,536	11,931
	Church & Dwight, Inc.	203,117	11,031
	The Estee Lauder Cos. Inc. Class A	326,061	10,652
*	Dean Foods Co.	522,001	10,017
*	Energizer Holdings, Inc.	186,546	9,745
*	Dr. Pepper Snapple Group, Inc.	366,990	7,777
^	Whole Foods Market, Inc.	406,307	7,712
	Coca-Cola Enterprises, Inc.	423,349	7,049
*	Hansen Natural Corp.	227,282	7,005
	Alberto-Culver Co.	255,384	6,494
	Flowers Foods, Inc.	241,503	5,274
	The Pepsi Bottling Group, Inc.	150,111	5,080
	Brown-Forman Corp. Class B	81,229	3,491
*	Mead Johnson Nutrition Co.	94,099	2,990
	Hormel Foods Corp.	75,095	2,594
			1,917,871
Energy (6.4%)
	Schlumberger Ltd.	3,461,501	187,302
	Occidental Petroleum Corp.	820,925	54,025
*	Transocean Ltd.	601,338	44,673
	Anadarko Petroleum Corp.	939,049	42,623

*	Weatherford International Ltd.	2,019,630	39,504
*	Southwestern Energy Co.	994,507	38,637
	EOG Resources, Inc.	469,753	31,906
	Hess Corp.	552,026	29,671
	Noble Energy, Inc.	500,498	29,514
	Peabody Energy Corp.	771,606	23,272
	XTO Energy, Inc.	557,786	21,274
*	National Oilwell Varco Inc.	603,925	19,724
	Range Resources Corp.	452,035	18,719
	Murphy Oil Corp.	340,359	18,488
*	Cameron International Corp.	627,699	17,764
	CONSOL Energy, Inc.	522,626	17,748
*	Petrohawk Energy Corp.	794,199	17,711
*	Ultra Petroleum Corp.	437,666	17,069
	Diamond Offshore Drilling, Inc.	201,164	16,707
	Smith International, Inc.	633,367	16,309
*	Noble Corp.	492,181	14,888
*	FMC Technologies Inc.	361,850	13,598
*	Denbury Resources, Inc.	714,840	10,530
*	Plains Exploration & Production Co.	347,629	9,511
	Helmerich & Payne, Inc.	304,698	9,406
	ENSCO International, Inc.	205,201	7,155
*	Oceaneering International, Inc	158,030	7,143
*	Nabors Industries, Inc.	411,555	6,412
*	Dresser Rand Group, Inc.	237,320	6,194
*	Alpha Natural Resources, Inc.	205,019	5,386
	Cabot Oil & Gas Corp.	149,468	4,580
	Frontier Oil Corp.	300,613	3,941
*	EXCO Resources, Inc.	259,290	3,350
*	Quicksilver Resources, Inc.	337,866	3,139
*	SandRidge Energy, Inc.	363,674	3,099
*	Continental Resources, Inc.	97,778	2,713
*	CNX Gas Corp.	87,613	2,302
	Patterson-UTI Energy, Inc.	155,510	2,000
*	Exterran Holdings, Inc.	110,507	1,773
	Massey Energy Co.	86,818	1,696
			821,456
Financials (4.6%)
*	Berkshire Hathaway Inc.
	Class B	31,826	92,159
	CME Group, Inc.	174,474	54,281
	Charles Schwab Corp.	2,847,222	49,940
	State Street Corp.	914,586	43,168
	American Express Co.	1,510,655	35,108
	U.S. Bancorp	1,922,113	34,444
	Franklin Resources, Inc.	471,833	33,977
	Northern Trust Corp.	621,751	33,376
	T. Rowe Price Group Inc.	740,725	30,866
	Public Storage, Inc. REIT	367,688	24,076
*	Intercontinental- Exchange Inc.	178,777	20,423

14

Growth Index Fund

			Market
			Value•
		Shares	($000)
	Moody’s Corp.	578,301	15,238
*	TD Ameritrade Holding Corp.	759,955	13,330
	BlackRock, Inc.	62,605	10,982
	Aon Corp.	245,894	9,312
	Hudson City Bancorp, Inc.	682,078	9,065
	Eaton Vance Corp.	317,261	8,487
	Digital Realty Trust, Inc. REIT	208,361	7,470
	Host Hotels & Resorts Inc. REIT	857,073	7,191
	SEI Investments Co.	387,154	6,984
	Brown & Brown, Inc.	348,295	6,942
*	Affiliated Managers Group, Inc.	118,833	6,915
*	CB Richard Ellis Group, Inc.	626,651	5,865
*	Nasdaq OMX Group, Inc.	263,509	5,615
*,^	The St. Joe Co.	173,912	4,607
	Greenhill & Co., Inc.	44,861	3,239
*	Jefferies Group, Inc.	141,624	3,021
	TFS Financial Corp.	135,768	1,442
	BOK Financial Corp.	34,340	1,294
	Odyssey Re Holdings Corp.	30,420	1,216
	Capitol Federal Financial	22,466	861
			580,894
Health Care (16.0%)
	Johnson & Johnson	4,002,532	227,344
	Abbott Laboratories	4,472,706	210,396
*	Amgen Inc.	3,030,290	160,423
*	Gilead Sciences, Inc.	2,635,322	123,438
	Schering-Plough Corp.	4,706,140	118,218
	Medtronic, Inc.	3,236,477	112,921
	Baxter International, Inc.	1,776,737	94,096
*	Medco Health Solutions, Inc.	1,421,197	64,821
*	Celgene Corp.	1,329,842	63,620
*	Express Scripts Inc.	745,713	51,268
	Becton, Dickinson & Co.	693,723	49,469
*	Genzyme Corp.	782,893	43,584
	Allergan, Inc.	879,542	41,849
*	St. Jude Medical, Inc.	996,087	40,939
*	Biogen Idec Inc.	860,289	38,842
*	WellPoint Inc.	721,166	36,700
	McKesson Corp.	792,456	34,868
	Stryker Corp.	860,714	34,205
	UnitedHealth Group Inc.	1,231,366	30,759
*	Zimmer Holdings, Inc.	649,928	27,687
	Quest Diagnostics, Inc.	468,864	26,458
	C.R. Bard, Inc.	287,715	21,420
*	Laboratory Corp. of America Holdings	313,414	21,246
*	Life Technologies Corp.	501,875	20,938
*	Intuitive Surgical, Inc.	113,374	18,555
*	DaVita, Inc.	300,247	14,850
*	Waters Corp.	284,488	14,643
*	Illumina, Inc.	350,412	13,645

*	Varian Medical Systems, Inc.	360,099	12,654
	DENTSPLY International Inc.	408,517	12,468
*	Cerner Corp.	199,216	12,409
*	Henry Schein, Inc.	258,581	12,399
*	Cephalon, Inc.	213,614	12,101
	Aetna Inc.	466,974	11,698
*	Hospira, Inc.	300,403	11,571
*	Mylan Inc.	881,797	11,507
*	Millipore Corp.	159,972	11,232
*	Edwards Lifesciences Corp.	161,093	10,959
*	Vertex Pharmaceuticals, Inc.	303,244	10,808
*	Hologic, Inc.	741,729	10,555
	Beckman Coulter, Inc.	182,968	10,455
*	Myriad Genetics, Inc.	274,907	9,800
*	Alexion Pharmaceuticals, Inc.	236,528	9,726
*	Watson Pharmaceuticals, Inc.	287,622	9,690
*	Covance, Inc.	183,269	9,017
*	ResMed Inc.	219,508	8,940
*,^	IDEXX Laboratories, Inc.	171,069	7,903
*	Humana Inc.	244,232	7,879
*	Mettler-Toledo International Inc.	97,286	7,506
	IMS Health, Inc.	525,085	6,669
	Techne Corp.	103,040	6,575
*	Gen-Probe Inc.	151,546	6,513
	Perrigo Co. (U.S.Shares)	226,632	6,296
*	Patterson Companies, Inc.	263,825	5,725
*	Amylin Pharmaceuticals, Inc.	398,136	5,375
*	Lincare Holdings, Inc.	215,172	5,061
	Pharmaceutical Product Development, Inc.	199,395	4,630
*	Kinetic Concepts, Inc.	153,579	4,185
*	Endo Pharmaceuticals Holdings, Inc.	219,462	3,933
*	Inverness Medical Innovations, Inc.	107,325	3,819
*	Warner Chilcott Ltd.	290,194	3,816
*	Community Health Systems, Inc.	132,279	3,340
*	Abraxis BioScience	15,247	562
*	Myriad Pharmaceuticals Inc.	67,875	316
			2,045,294
Industrials (8.0%)
	United Parcel Service, Inc.	1,960,991	98,030
	Lockheed Martin Corp.	972,424	78,426
	Union Pacific Corp.	1,456,399	75,820
	Raytheon Co.	1,158,097	51,454
	Danaher Corp.	784,004	48,404
	FedEx Corp.	855,987	47,610
	PACCAR, Inc.	997,179	32,418
	Precision Castparts Corp.	405,097	29,584
	Fluor Corp.	525,486	26,952
	C.H. Robinson Worldwide Inc.	490,402	25,574
	Deere & Co.	611,580	24,433
	L-3 Communications Holdings, Inc.	343,183	23,810

15

Growth Index Fund

			Market
			Value•
		Shares	($000)
	ITT Industries, Inc.	499,949	22,248
	Honeywell International Inc.	707,457	22,214
*	First Solar, Inc.	129,985	21,073
	Expeditors International of
	Washington, Inc.	613,478	20,453
	Parker Hannifin Corp.	464,989	19,976
	Rockwell Collins, Inc.	457,577	19,095
*	Iron Mountain, Inc.	525,268	15,101
	W.W. Grainger, Inc.	184,171	15,080
*	Jacobs Engineering Group Inc.	356,331	14,998
	Southwest Airlines Co.	2,142,015	14,416
*	McDermott International, Inc.	659,636	13,397
	Waste Management, Inc.	472,854	13,316
*	Quanta Services, Inc.	568,788	13,156
	Fastenal Co.	386,848	12,832
	The Dun & Bradstreet Corp.	154,578	12,553
*	Stericycle, Inc.	234,312	12,074
	Roper Industries Inc.	259,559	11,761
*	Delta Air Lines Inc.	2,020,243	11,697
	Flowserve Corp.	161,871	11,300
	AMETEK, Inc.	308,897	10,682
	Robert Half International, Inc.	416,090	9,828
	Equifax, Inc.	365,980	9,552
*	Foster Wheeler AG	365,773	8,687
*	Navistar International Corp.	185,474	8,087
*	Alliant Techsystems, Inc.	94,680	7,798
	J.B. Hunt Transport Services, Inc.	255,199	7,791
*	Aecom Technology Corp.	242,947	7,774
*	AGCO Corp.	265,462	7,717
*	IHS Inc. Class A	150,121	7,487
*	FTI Consulting, Inc.	147,037	7,458
	Donaldson Co., Inc.	211,782	7,336
*	Copart, Inc.	204,903	7,104
*	Shaw Group, Inc.	241,664	6,624
	Goodrich Corp.	125,309	6,262
*	Covanta Holding Corp.	357,075	6,056
	Pall Corp.	170,751	4,535
	MSC Industrial Direct Co., Inc. Class A	126,916	4,503
*,^	SunPower Corp. Class A	153,273	4,083
*	Monster Worldwide Inc.	338,490	3,998
	Joy Global Inc.	103,401	3,693
*	AMR Corp.	807,035	3,244
*	SunPower Corp. Class B	121,922	2,920
*	Kansas City Southern	172,605	2,781
	SPX Corp.	55,103	2,698
*	Spirit Aerosystems Holdings Inc.	194,594	2,674
	Bucyrus International, Inc.	75,794	2,165
*	Hertz Global Holdings Inc.	182,922	1,462
			1,024,254
Information Technology (33.4%)

	Microsoft Corp.	23,158,159	550,469
	International Business
	Machines Corp.	3,883,135	405,477
*	Apple Inc.	2,577,473	367,109
*	Cisco Systems, Inc.	16,893,680	314,898
*	Google Inc.	695,473	293,204
	Hewlett-Packard Co.	6,967,801	269,306
	Oracle Corp.	11,683,929	250,270
	QUALCOMM Inc.	4,773,941	215,782
	Intel Corp.	5,634,265	93,247
	Visa Inc.	1,299,215	80,889
*	EMC Corp.	5,906,543	77,376
	Corning, Inc.	4,500,683	72,281
*	Dell Inc.	5,065,044	69,543
*	Yahoo! Inc.	3,815,606	59,752
	Accenture Ltd.	1,757,891	58,819
*	eBay Inc.	3,156,345	54,068
	Automatic Data Processing, Inc.	1,461,327	51,789
	Texas Instruments, Inc.	2,401,599	51,154
	MasterCard, Inc. Class A	256,647	42,940
*	Adobe Systems, Inc.	1,517,156	42,936
*	Symantec Corp.	2,376,030	36,971
*	Juniper Networks, Inc.	1,527,979	36,060
	Western Union Co.	2,054,805	33,699
*	Broadcom Corp.	1,233,209	30,571
	Applied Materials, Inc.	2,500,780	27,434
*	Intuit, Inc.	879,946	24,779
	Paychex, Inc.	939,749	23,682
*	Cognizant Technology Solutions Corp.	842,668	22,499
*	Activision Blizzard, Inc.	1,724,800	21,784
*	Fiserv, Inc.	463,493	21,182
	CA, Inc.	1,201,317	20,939
*	Agilent Technologies, Inc.	1,018,668	20,689
*	Electronic Arts Inc.	931,342	20,229
*	Sun Microsystems, Inc.	2,155,199	19,871
*	NetApp, Inc.	955,538	18,843
*	McAfee Inc.	441,715	18,636
*	BMC Software, Inc.	534,377	18,057
*	Marvell Technology Group Ltd.	1,508,720	17,561
*	Western Digital Corp.	644,204	17,071
	Amphenol Corp. Class A	495,347	15,673
	Motorola, Inc.	2,305,911	15,288
	Linear Technology Corp.	642,043	14,992
	Altera Corp.	848,783	13,818
	Maxim Integrated Products, Inc.	880,131	13,809
	Analog Devices, Inc.	547,785	13,574
*	Autodesk, Inc.	655,021	12,432
*	salesforce.com, inc.	317,755	12,129
*	Teradata Corp.	509,342	11,934

16

Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Affiliated Computer
	Services, Inc. Class A	263,189	11,691
*	NVIDIA Corp.	1,010,234	11,406
*	Red Hat, Inc.	550,039	11,072
*	Citrix Systems, Inc.	341,664	10,896
*	SAIC, Inc.	586,683	10,883
*	VeriSign, Inc.	554,254	10,243
	Seagate Technology	923,875	9,664
*	SanDisk Corp.	654,385	9,613
*	LAM Research Corp.	363,266	9,445
*	Akamai Technologies, Inc.	490,231	9,403
*	FLIR Systems, Inc.	402,008	9,069
	Global Payments Inc.	232,386	8,705
	National Semiconductor Corp.	663,710	8,330
*	ANSYS, Inc.	259,487	8,086
*	Synopsys, Inc.	410,838	8,015
*	Equinix, Inc.	109,411	7,959
*,^	Alliance Data Systems Corp.	186,714	7,691
	Lender Processing Services, Inc.	275,845	7,660
*	MEMC Electronic Materials, Inc.	422,157	7,519
*	Sybase, Inc.	234,686	7,355
*	Hewitt Associates, Inc.	244,579	7,284
	Harris Corp.	251,277	7,126
*	Nuance Communications, Inc.	570,999	6,903
*	Trimble Navigation Ltd.	345,816	6,788
*	Cree, Inc.	230,556	6,776
	Broadridge Financial Solutions LLC	406,156	6,734
*	Metavante Technologies	259,977	6,723
	FactSet Research Systems Inc.	129,479	6,457
	KLA-Tencor Corp.	245,664	6,203
*	Dolby Laboratories Inc.	151,194	5,637
*	Advanced Micro Devices, Inc.	1,144,512	4,429
*	Micron Technology, Inc.	848,302	4,292
*	DST Systems, Inc.	115,058	4,251
*	VMware Inc.	144,203	3,932
*	Novellus Systems, Inc.	183,522	3,065
*	LSI Corp.	653,001	2,978
*	Tellabs, Inc.	384,056	2,201
*	Cadence Design Systems, Inc.	371,729	2,193
*	NCR Corp.	160,653	1,901
			4,276,093
Materials (3.7%)
	Monsanto Co.	1,584,120	117,764
	Praxair, Inc.	888,805	63,167
	Freeport-McMoRan Copper
	& Gold, Inc. Class B	1,191,581	59,710
	Newmont Mining Corp. (Holding Co.)	1,385,010	56,605
	Ecolab, Inc.	689,326	26,877
	Sigma-Aldrich Corp.	353,360	17,513
	Air Products & Chemicals, Inc.	212,477	13,724

	The Mosaic Co.	292,563	12,961
*	Crown Holdings, Inc.	460,674	11,121
	CF Industries Holdings, Inc.	133,641	9,908
	Celanese Corp. SeriesA	415,249	9,862
	Martin Marietta Materials, Inc.	119,841	9,453
	Weyerhaeuser Co.	305,598	9,299
	Airgas, Inc.	211,793	8,584
*	Pactiv Corp.	380,195	8,250
	Terra Industries, Inc.	287,246	6,957
	Nalco Holding Co.	397,405	6,692
	Albemarle Corp.	211,150	5,399
	Scotts Miracle-Gro Co.	132,716	4,652
	FMC Corp.	69,856	3,304
	Allegheny Technologies Inc.	88,779	3,101
	Walter Industries, Inc.	78,557	2,847
	Reliance Steel & Aluminum Co.	67,007	2,572
	AK Steel Holding Corp.	112,709	2,163
			472,485
Telecommunication Services (0.7%)
*	American Tower Corp. Class A	1,149,227	36,235
*	Crown Castle International Corp.	835,401	20,066
*	MetroPCS Communications Inc.	710,862	9,462
*	NII Holdings Inc.	479,777	9,149
*	SBA Communications Corp.	306,187	7,514
*	Leap Wireless International, Inc.	178,563	5,880
*	Level 3 Communications, Inc.	2,329,945	3,518
	Telephone & Data Systems, Inc.	52,495	1,486
			93,310

17

Growth Index Fund

		Market
		Value•
	Shares	($000)
Utilities (0.4%)
EQT Corp.	359,742	12,559
* AES Corp.	963,946	11,191
* Calpine Corp.	990,674	11,046
Questar Corp.	326,222	10,132
Allegheny Energy, Inc.	317,955	8,156
		53,084
Total Common Stocks
(Cost $13,167,740)		12,790,446
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1,2 Vanguard Market Liquidity
Fund, 0.395%
(Cost $31,360)	31,359,602	31,360
Total Investments (100.2%)
(Cost $13,199,100)		12,821,806
Other Assets and Liabilities (–0.2%)
Other Assets		62,643
Liabilities[2]		(91,628)
		(28,985)
Net Assets (100%)		12,792,821

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	17,065,438
Overdistributed Net Investment Income	(23,423)
Accumulated Net Realized Losses	(3,871,900)
Unrealized Appreciation (Depreciation)	(377,294)
Net Assets	12,792,821

Investor Shares—Net Assets
Applicable to 211,525,356 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,718,265
Net Asset Value Per Share—
Investor Shares	$22.31

Admiral Shares—Net Assets
Applicable to 63,388,237 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,414,009
Net Asset Value Per Share—
Admiral Shares	$22.31

Signal Shares—Net Assets
Applicable to 50,497,481 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,043,193

Net Asset Value Per Share—
Signal Shares	$20.66

Institutional Shares—Net Assets
Applicable to 104,145,558 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,323,224
Net Asset Value Per Share—
Institutional Shares	$22.31

ETF Shares—Net Assets
Applicable to 76,009,519 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,294,130
Net Asset Value Per Share—
ETF Shares	$43.34

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $29,280,000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $31,360,000 of collateral received for securities on loan.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends	89,678
Interest[1]	55
Security Lending	964
Total Income	90,697
Expenses
The Vanguard Group—Note B
Investment Advisory Services	257
Management and Administrative—Investor Shares	4,793
Management and Administrative—Admiral Shares	696
Management and Administrative—Signal Shares	499
Management and Administrative—Institutional Shares	470
Management and Administrative—ETF Shares	1,355
Marketing and Distribution—Investor Shares	633
Marketing and Distribution—Admiral Shares	185
Marketing and Distribution—Signal Shares	151
Marketing and Distribution—Institutional Shares	330
Marketing and Distribution—ETF Shares	440
Custodian Fees	185
Shareholders’ Reports and Proxies—Investor Shares	351
Shareholders’ Reports and Proxies—Admiral Shares	10
Shareholders’ Reports and Proxies—Signal Shares	9
Shareholders’ Reports and Proxies—Institutional Shares	21
Shareholders’ Reports and Proxies—ETF Shares	151
Trustees’ Fees and Expenses	10
Total Expenses	10,546
Net Investment Income	80,151
Realized Net Gain (Loss) on Investment Securities Sold	(135,922)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,242,060
Net Increase (Decrease) in Net Assets Resulting from Operations	1,186,289

1 Interest income from an affiliated company of the fund was $55,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	80,151	152,815
Realized Net Gain (Loss)	(135,922)	(511,130)
Change in Unrealized Appreciation (Depreciation)	1,242,060	(6,513,214)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,186,289	(6,871,529)
Distributions
Net Investment Income
Investor Shares	(28,495)	(55,275)
Admiral Shares	(9,400)	(19,516)
Signal Shares	(6,997)	(13,528)
Institutional Shares	(16,041)	(30,079)
ETF Shares	(20,786)	(36,000)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(81,719)	(154,398)
Capital Share Transactions
Investor Shares	21,404	21,388
Admiral Shares	(5,027)	(40,052)
Signal Shares	11,061	113,345
Institutional Shares	105,665	91,254
ETF Shares	287,006	1,045,987
Net Increase (Decrease) from Capital Share Transactions	420,109	1,231,922
Total Increase (Decrease)	1,524,679	(5,794,005)
Net Assets
Beginning of Period	11,268,142	17,062,147
End of Period[1]	12,792,821	11,268,142

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($23,423,000) and ($21,855,000).
See accompanying Notes, which are an integral part of the Financial Statements.

20

Growth Index Fund

Financial Highlights

Investor Shares
	Six
	Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$20.29	$33.23	$29.77	$27.54	$26.41	$24.92
Investment Operations
Net Investment Income	.135	.261	.270	.241	.196	.291[1]
Net Realized and Unrealized
Gain (Loss) on Investments	2.021	(12.939)	3.460	2.228	1.139	1.494
Total from Investment Operations	2.156	(12.678)	3.730	2.469	1.335	1.785
Distributions
Dividends from Net Investment Income	(.136)	(.262)	(.270)	(.239)	(.205)	(.295)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.136)	(.262)	(.270)	(.239)	(.205)	(.295)
Net Asset Value, End of Period	$22.31	$20.29	$33.23	$29.77	$27.54	$26.41

Total Return[2]	10.69%	–38.32%	12.56%	9.01%	5.09%	7.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,718	$4,279	$6,992	$6,707	$6,761	$7,711
Ratio of Total Expenses to
Average Net Assets	0.28%[3]	0.23%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	1.33%[3]	0.93%	0.83%	0.86%	0.75%	1.14%[1]
Portfolio Turnover Rate[4]	34%[3]	27%	23%	28%	23%	24%

1

Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Growth Index Fund

Financial Highlights

Admiral Shares
	Six
	Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$20.30	$33.23	$29.77	$27.54	$26.41	$24.92
Investment Operations
Net Investment Income	.149	.294	.308	.272	.226	.320[1]
Net Realized and Unrealized
Gain (Loss) on Investments	2.011	(12.929)	3.460	2.228	1.139	1.490
Total from Investment Operations	2.160	(12.635)	3.768	2.500	1.365	1.810
Distributions
Dividends from Net Investment Income	(.150)	(.295)	(.308)	(.270)	(.235)	(.320)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.150)	(.295)	(.308)	(.270)	(.235)	(.320)
Net Asset Value, End of Period	$22.31	$20.30	$33.23	$29.77	$27.54	$26.41

Total Return	10.71%	–38.22%	12.70%	9.13%	5.21%	7.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,414	$1,296	$2,203	$2,505	$2,076	$1,214
Ratio of Total Expenses to
Average Net Assets	0.15%[2]	0.11%	0.10%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.46%[2]	1.05%	0.95%	0.97%	0.86%	1.27%[1]
Portfolio Turnover Rate[3]	34%[2]	27%	23%	28%	23%	24%

1 Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Growth Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	June 4,
	Ended	Ended	2007[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$18.80	$30.77	$30.26
Investment Operations
Net Investment Income	.138	.273	.168
Net Realized and Unrealized Gain (Loss) on Investments	1.861	(11.970)	.563
Total from Investment Operations	1.999	(11.697)	.731
Distributions
Dividends from Net Investment Income	(.139)	(.273)	(.221)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.139)	(.273)	(.221)
Net Asset Value, End of Period	$20.66	$18.80	$30.77

Total Return	10.70%	–38.21%	2.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,043	$941	$1,425
Ratio of Total Expenses to Average Net Assets	0.15%[2]	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	1.46%[2]	1.05%	0.95%[2]
Portfolio Turnover Rate[3]	34%[2]	27%	23%

1 Inception.

2 Annualized.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Growth Index Fund

Financial Highlights

Institutional Shares
	Six
	Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$20.30	$33.23	$29.77	$27.54	$26.41	$24.92
Investment Operations
Net Investment Income	.155	.305	.318	.280	.234	.324[1]
Net Realized and Unrealized Gain (Loss)
on Investments	2.012	(12.930)	3.460	2.228	1.139	1.494
Total from Investment Operations	2.167	(12.625)	3.778	2.508	1.373	1.818
Distributions
Dividends from Net Investment Income	(.157)	(.305)	(.318)	(.278)	(.243)	(.328)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.157)	(.305)	(.318)	(.278)	(.243)	(.328)
Net Asset Value, End of Period	$22.31	$20.30	$33.23	$29.77	$27.54	$26.41

Total Return	10.75%	–38.19%	12.73%	9.16%	5.24%	7.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,323	$2,016	$3,210	$2,132	$1,448	$1,185
Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.52%[2]	1.09%	0.98%	1.00%	0.89%	1.29%[1]
Portfolio Turnover Rate[3]	34%[2]	27%	23%	28%	23%	24%

1 Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Growth Index Fund

Financial Highlights

ETF Shares
	Six
	Months					Jan. 26,
	Ended					2004[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$39.43	$64.56	$57.85	$53.52	$51.33	$50.64
Investment Operations
Net Investment Income	.288	.579	.600	.535	.444	.609[2]
Net Realized and Unrealized Gain (Loss)
on Investments	3.915	(25.132)	6.710	4.323	2.206	.694
Total from Investment Operations	4.203	(24.553)	7.310	4.858	2.650	1.303
Distributions
Dividends from Net Investment Income	(.293)	(.577)	(.600)	(.528)	(.460)	(.613)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.293)	(.577)	(.600)	(.528)	(.460)	(.613)
Net Asset Value, End of Period	$43.34	$39.43	$64.56	$57.85	$53.52	$51.33

Total Return	10.72%	–38.22%	12.68%	9.13%	5.20%	2.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,294	$2,736	$3,232	$1,336	$324	$104
Ratio of Total Expenses to
Average Net Assets	0.15%[3]	0.10%	0.10%	0.11%	0.11%	0.15%[3]
Ratio of Net Investment Income to
Average Net Assets	1.46%[3]	1.06%	0.95%	0.97%	0.86%	1.22%[2,3]
Portfolio Turnover Rate[4]	34%[3]	27%	23%	28%	23%	24%

1 Inception.

2

Net investment income per share and the ratio of net investment income to average net assets include $.269 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

26

Growth Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $2,908,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2009, the fund realized $31,445,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $3,701,892,000 to offset future net capital gains of $1,193,638,000 through December 31, 2009, $747,930,000 through December 31, 2010, $742,396,000 through December 31, 2011, and $1,017,928,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $13,199,100,000. Net unrealized depreciation of investment securities for tax purposes was $377,294,000, consisting of unrealized gains of $1,110,904,000 on securities that had risen in value since their purchase and $1,488,198,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2009, the fund purchased $2,490,567,000 of investment securities and sold $2,066,942,000 of investment securities, other than temporary cash investments.

27

Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	410,536	20,260	1,177,045	42,851
Issued in Lieu of Cash Distributions	27,245	1,331	52,974	2,046
Redeemed	(416,377)	(20,886)	(1,208,631)	(44,523)
Net Increase (Decrease)—Investor Shares	21,404	705	21,388	374
Admiral Shares
Issued	91,613	4,481	302,897	11,068
Issued in Lieu of Cash Distributions	7,859	384	16,426	628
Redeemed	(104,499)	(5,328)	(359,375)	(14,153)
Net Increase (Decrease)—Admiral Shares	(5,027)	(463)	(40,052)	(2,457)
Signal Shares
Issued	163,326	8,626	549,092	21,398
Issued in Lieu of Cash Distributions	6,085	321	11,980	496
Redeemed	(158,350)	(8,534)	(447,727)	(18,106)
Net Increase (Decrease)—Signal Shares	11,061	413	113,345	3,788
Institutional Shares
Issued	340,709	16,601	711,522	24,895
Issued in Lieu of Cash Distributions	13,906	678	26,884	1,032
Redeemed	(248,950)	(12,456)	(647,152)	(23,207)
Net Increase (Decrease)—Institutional Shares	105,665	4,823	91,254	2,720
ETF Shares
Issued	387,162	9,316	1,296,261	24,431
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(100,156)	(2,700)	(250,274)	(5,100)
Net Increase (Decrease)—ETF Shares	287,006	6,616	1,045,987	19,331

G. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

28

Value Index Fund

Fund Profile

As of June 30, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	449	447	4,399
Median Market Cap	$33.7B	$33.7B	$24.2B
Price/Earnings Ratio	17.8x	17.8x	18.6x
Price/Book Ratio	1.5x	1.5x	1.9x
Yield[3]		3.1%	2.2%
Investor Shares	3.1%
Admiral Shares	3.2%
Signal Shares	3.2%
Institutional Shares	3.3%
ETF Shares	3.2%
Return on Equity	18.5%	18.5%	19.7%
Earnings Growth Rate	6.9%	6.8%	13.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	34%	—	—
Expense Ratio[5]		—	—
Investor Shares	0.26%
Admiral Shares	0.15%
Signal Shares	0.15%
Institutional Shares	0.09%
ETF Shares	0.15%
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	6.8%	6.8%	9.7%
Consumer Staples	7.6	7.6	10.4
Energy	18.3	18.3	11.8
Financials	23.2	23.1	15.0
Health Care	11.6	11.6	13.6
Industrials	11.7	11.7	10.3
Information Technology	3.6	3.7	18.2
Materials	3.3	3.3	3.6
Telecommunication Services	6.1	6.1	3.2
Utilities	7.8	7.8	4.2

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.94
Beta	1.00	1.00

Ten Largest Holdings[7]	(% of total net assets)

ExxonMobil Corp.	Integrated oil and gas	7.7%
AT&T Inc.	Integrated telecommunication services	3.3
Chevron Corp.	Integrated oil and gas	3.0
JPMorgan Chase & Co.	other diversified financial services	2.9
General Electric Co.	Industrial conglomerates	2.8
Bank of America Corp.	other diversified financial services	2.5
Wells Fargo & Co.	diversified banks	2.4
Pfizer Inc.	pharmaceuticals	2.3
Verizon Communications Inc.	Integrated telecommunication services	2.0
Johnson & Johnson	pharmaceuticals	1.8
Top Ten		30.7%

Investment Focus

1 MSCI US Prime Market Value Index.

2 Dow Jones U.S. Total Stock Market Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4 Annualized.

5 The fund expense ratios shown are from the prospectuses dated April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal period ended June 30, 2009, the Value Index Fund’s annualized expense ratios were 0.26% for Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7 The holdings listed exclude any temporary cash investments and equity index products.

29

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1998–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009

	Inception Date	One Year	Five Years	Ten Years
Value Index Fund
Investor Shares[3]	11/2/1992	–26.82%	–1.89%	–0.92%
Admiral Shares	11/13/2000	–26.74	–1.79	–1.17[4]
Signal Shares	6/4/2007	–26.78	–23.67[4]	—
Institutional Shares	7/2/1998	–26.70	–1.75	–0.79
ETF Shares	1/26/2004
Market Price		–26.65	–1.79	–1.62[4]
Net Asset Value		–26.74	–1.79	–1.62[4]

1 Six months ended June 30, 2009.

2 S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

3 Total return figures do not include any account service fees applicable to balances below $10,000.

4 Since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

30

Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (6.8%)
	The Walt Disney Co.	3,634,570	84,794
	Time Warner Inc.	2,464,477	62,080
	Home Depot, Inc.	1,746,573	41,272
	News Corp., Class A	4,385,544	39,952
*	Liberty Media Corp.	1,016,868	27,201
	Johnson Controls, Inc.	1,225,051	26,608
	Carnival Corp.	902,469	23,257
	Time Warner Cable Inc.	726,294	23,002
	Comcast Corp. Class A	1,412,761	20,471
	Mattel, Inc.	738,998	11,861
	Comcast Corp. Special Class A	835,086	11,775
	Genuine Parts Co.	328,584	11,027
	The Gap, Inc.	662,577	10,866
	Fortune Brands, Inc.	309,458	10,751
	Macy’s Inc.	865,934	10,183
	VF Corp.	181,511	10,047
	International Game Technology	608,979	9,683
	Darden Restaurants Inc.	268,207	8,845
	CBS Corp.	1,216,787	8,420
	Starwood Hotels & Resorts Worldwide, Inc.	377,156	8,373
	Harley-Davidson, Inc.	481,574	7,806
*,^	Sears Holdings Corp.	114,668	7,628
	Limited Brands, Inc.	564,406	6,756
	Whirlpool Corp.	151,591	6,452
	Tiffany & Co.	253,748	6,435
	Hasbro, Inc.	258,591	6,268
*	Expedia, Inc.	405,000	6,120
	H & R Block, Inc.	349,225	6,017
	Newell Rubbermaid, Inc.	571,921	5,954
*	Liberty Media Corp.- Interactive Series A	1,164,460	5,834
	Virgin Media Inc.	574,867	5,375
	Autoliv, Inc.	172,674	4,968
	The Stanley Works	146,438	4,955
	Leggett & Platt, Inc.	307,191	4,678
	Wyndham Worldwide Corp.	365,860	4,434

	Washington Post Co. Class B	12,523	4,410
	J.C. Penney Co., Inc. (Holding Co.)	151,784	4,358
*	Mohawk Industries, Inc.	119,968	4,280
*	AutoNation, Inc.	237,094	4,114
	Royal Caribbean Cruises, Ltd.	286,189	3,875
	Black & Decker Corp.	123,857	3,550
*	The Goodyear Tire & Rubber Co.	307,022	3,457
	Foot Locker, Inc.	319,432	3,344
*	Interpublic Group of Cos., Inc.	638,340	3,224
*	Toll Brothers, Inc.	183,429	3,113
*	MGM Mirage, Inc.	475,612	3,039
	D. R. Horton, Inc.	293,591	2,748
	News Corp., Class B	259,538	2,743
	Lennar Corp. Class A	266,357	2,581
*	DISH Network Corp.	150,442	2,439
	WABCO Holdings Inc.	131,923	2,335
*	Discovery Communications Inc. Class C	101,493	2,084
	Garmin Ltd.	86,776	2,067
	Weight Watchers International, Inc.	71,348	1,839
	Brinker International, Inc.	104,936	1,787
*	NVR, Inc.	3,293	1,654
	Eastman Kodak Co.	552,691	1,636
	Abercrombie & Fitch Co.	62,770	1,594
	Centex Corp.	166,481	1,408
	Pulte Homes, Inc.	158,341	1,398
*	Penn National Gaming, Inc.	47,926	1,395
*,^	Lamar Advertising Co. Class A	74,770	1,142
*	Clear Channel Outdoor
	Holdings, Inc. Class A	83,917	445
			622,207

31

Value Index Fund

			Market
			Value•
		Shares	($000)
Consumer Staples (7.6%)
	The Coca-Cola Co.	2,790,817	133,931
	The Procter & Gamble Co.	2,114,139	108,032
	Kraft Foods Inc.	3,027,773	76,724
	Altria Group, Inc.	4,246,107	69,594
	Kimberly-Clark Corp.	554,184	29,056
	The Kroger Co.	1,277,854	28,177
	Sysco Corp.	1,214,712	27,307
	Safeway, Inc.	884,182	18,011
	ConAgra Foods, Inc.	921,674	17,567
	Archer-Daniels-Midland Co.	595,477	15,941
	Bunge Ltd.	250,729	15,106
	Reynolds American Inc.	360,444	13,920
	Sara Lee Corp.	1,362,193	13,295
	General Mills, Inc.	236,517	13,250
	Molson Coors Brewing Co. Class B	312,021	13,208
	J.M. Smucker Co.	244,148	11,880
	Lorillard, Inc.	173,215	11,739
	H.J. Heinz Co.	324,322	11,578
	McCormick & Co., Inc.	242,667	7,894
	Tyson Foods, Inc.	602,951	7,603
*	Ralcorp Holdings, Inc.	116,534	7,099
	The Pepsi Bottling Group, Inc.	198,466	6,716
	SUPERVALU Inc.	436,815	5,657
*	Dr. Pepper Snapple Group, Inc.	261,422	5,539
*	Constellation Brands, Inc. Class A	401,700	5,094
	Coca-Cola Enterprises, Inc.	301,636	5,022
	Brown-Forman Corp. Class B	107,440	4,618
	Campbell Soup Co.	155,491	4,575
*	Smithfield Foods, Inc.	266,274	3,720
	PepsiAmericas, Inc.	131,113	3,515
	Hormel Foods Corp.	99,043	3,421
			698,789
Energy (18.3%)
	ExxonMobil Corp.	10,184,980	712,032
	Chevron Corp.	4,131,501	273,712
	ConocoPhillips Co.	2,898,262	121,901
	Occidental Petroleum Corp.	1,085,411	71,431
	Apache Corp.	689,961	49,781
	Devon Energy Corp.	868,663	47,342
	Marathon Oil Corp.	1,454,537	43,825
	Halliburton Co.	1,848,411	38,262
	XTO Energy, Inc.	737,889	28,143
	Chesapeake Energy Corp.	1,188,785	23,574
	Baker Hughes Inc.	633,982	23,102
	Spectra Energy Corp.	1,326,259	22,440
	Valero Energy Corp.	1,147,083	19,374
	Williams Cos., Inc.	1,194,030	18,639
*	Transocean Ltd.	230,586	17,130
	Anadarko Petroleum Corp.	360,141	16,347

*	National Oilwell Varco Inc.	430,117	14,048
	El Paso Corp.	1,440,078	13,292
	EOG Resources, Inc.	180,100	12,232
	Hess Corp.	211,661	11,377
*	Pride International, Inc.	357,820	8,967
*	Newfield Exploration Co.	272,593	8,906
	BJ Services Co.	602,012	8,205
	Murphy Oil Corp.	130,549	7,091
*	Kinder Morgan Management, LLC	148,837	6,723
	Pioneer Natural Resources Co.	238,520	6,082
*	Noble Corp.	188,726	5,709
	Sunoco, Inc.	241,074	5,593
	ENSCO International, Inc.	146,316	5,102
	Cimarex Energy Co.	171,484	4,860
*	Nabors Industries, Inc.	292,870	4,563
	Tidewater Inc.	106,325	4,558
	Arch Coal, Inc.	294,577	4,528
	Rowan Cos., Inc.	232,981	4,501
	Tesoro Corp.	285,298	3,632
	Cabot Oil & Gas Corp.	106,432	3,261
*	Forest Oil Corp.	214,580	3,201
	Patterson-UTI Energy, Inc.	204,967	2,636
*	EXCO Resources, Inc.	184,901	2,389
	Massey Energy Co.	114,526	2,238
*	Exterran Holdings, Inc.	42,181	677
			1,681,406
Financials (22.9%)
	JPMorgan Chase & Co.	7,693,537	262,427
	Bank of America Corp.	17,636,886	232,807
	Wells Fargo & Co.	9,016,398	218,738
	The Goldman Sachs Group, Inc.	984,394	145,139
	Bank of New York Mellon Corp.	2,366,733	69,369
	Morgan Stanley	2,426,070	69,167
	The Travelers Cos., Inc.	1,205,060	49,456
	MetLife, Inc.	1,635,139	49,071
	U.S. Bancorp	2,541,394	45,542
	PNC Financial Services Group	912,583	35,417
	Prudential Financial, Inc.	939,484	34,968
	ACE Ltd.	687,822	30,422
	AFLAC Inc.	963,758	29,963
	Simon Property Group, Inc. REIT	572,532	29,445
	The Chubb Corp.	733,261	29,242
	BB&T Corp.	1,310,428	28,803
	The Allstate Corp.	1,049,781	25,615
	American Express Co.	1,076,022	25,007
	Marsh & McLennan Cos., Inc.	1,059,788	21,334
	Capital One Financial Corp.	931,150	20,374
*	Progressive Corp. of Ohio	1,325,307	20,025
	Loews Corp.	717,649	19,664
^	Citigroup Inc.	6,253,974	18,574

32

Value Index Fund

		Market
		Value•
	Shares	($000)
Annaly Capital
Management Inc. REIT	1,122,074	16,988
State Street Corp.	350,686	16,552
SunTrust Banks, Inc.	958,220	15,763
Invesco, Ltd.	847,852	15,109
NYSE Euronext	545,390	14,862
Vornado Realty Trust REIT	325,211	14,644
Boston Properties, Inc. REIT	280,501	13,380
Ameriprise Financial, Inc.	525,795	12,761
Equity Residential REIT	562,345	12,501
Aon Corp.	325,278	12,318
The Principal Financial Group, Inc.	640,415	12,065
HCP, Inc. REIT	561,728	11,903
Unum Group	682,688	10,827
People’s United Financial Inc.	716,785	10,780
Fifth Third Bancorp	1,495,609	10,619
Lincoln National Corp.	609,764	10,494
Plum Creek Timber Co. Inc. REIT	342,120	10,188
Discover Financial Services	989,653	10,164
* SLM Corp.	963,271	9,893
Ventas, Inc. REIT	321,950	9,613
Avalonbay Communities, Inc. REIT	164,612	9,208
Regions Financial Corp.	2,257,381	9,120
Everest Re Group, Ltd.	126,538	9,056
Willis Group Holdings Ltd.	342,742	8,819
* Leucadia National Corp.	392,172	8,271
^ M & T Bank Corp.	156,670	7,979
The Hartford Financial Services Group Inc.	670,428	7,958
XL Capital Ltd. Class A	681,783	7,813
Health Care Inc. REIT	224,110	7,642
KeyCorp	1,450,968	7,603
PartnerRe Ltd.	116,300	7,554
Axis Capital Holdings Ltd.	277,672	7,269
New York Community Bancorp, Inc.	675,594	7,222
Kimco Realty Corp. REIT	710,127	7,137
Legg Mason Inc.	291,851	7,115
Cincinnati Financial Corp.	318,010	7,108
ProLogis REIT	865,444	6,976
Comerica, Inc.	311,724	6,593
Torchmark Corp.	175,240	6,491
Hudson City Bancorp, Inc.	485,901	6,458
W.R. Berkley Corp.	299,566	6,432
Federal Realty Investment Trust REIT	121,729	6,271
Fidelity National Financial, Inc. Class A	455,193	6,159
Rayonier Inc. REIT	162,450	5,905
Renaissance Re Holdings Ltd.	126,879	5,905
Assurant, Inc.	242,144	5,833
^ American International Group, Inc.	4,992,531	5,791
HCC Insurance Holdings, Inc.	236,370	5,675

	Regency Centers Corp. REIT	162,374	5,668
	Nationwide Health Properties, Inc. REIT	210,955	5,430
	AMB Property Corp. REIT	288,472	5,426
*	Markel Corp.	19,225	5,416
	First Horizon National Corp.	441,753	5,301
	Reinsurance Group of America, Inc.	149,562	5,221
	Host Hotels & Resorts Inc. REIT	611,020	5,126
*	Arch Capital Group Ltd.	87,378	5,119
	Cullen/Frost Bankers, Inc.	110,313	5,088
	Old Republic International Corp.	484,485	4,772
	Transatlantic Holdings, Inc.	109,504	4,745
^	Realty Income Corp. REIT	215,102	4,715
	Huntington Bancshares Inc.	1,122,132	4,691
	Liberty Property Trust REIT	203,532	4,689
	Federated Investors, Inc.	189,547	4,566
	Commerce Bancshares, Inc.	132,942	4,232
	First American Corp.	162,814	4,219
	Duke Realty Corp. REIT	440,863	3,866
	White Mountains Insurance Group Inc.	16,421	3,759
	Camden Property Trust REIT	134,624	3,716
	Janus Capital Group Inc.	325,874	3,715
	Raymond James Financial, Inc.	201,680	3,471
	American Financial Group, Inc.	154,691	3,338
	Marshall & Ilsley Corp.	691,199	3,318
	City National Corp.	89,344	3,291
	Weingarten Realty Investors REIT	225,387	3,270
	UDR, Inc. REIT	306,662	3,168
	TCF Financial Corp.	236,822	3,166
	Associated Banc-Corp.	250,370	3,130
^	The Macerich Co. REIT	161,106	2,837
	Hospitality Properties Trust REIT	230,350	2,739
	Zions Bancorp	225,816	2,610
*	Nasdaq OMX Group, Inc.	101,136	2,155
*	Jefferies Group, Inc.	100,966	2,154
	Mercury General Corp.	56,426	1,886
*	The St. Joe Co.	66,630	1,765

33

Value Index Fund

			Market
			Value•
		Shares	($000)
	Synovus Financial Corp.	578,726	1,730
^	Validus Holdings, Ltd.	72,928	1,603
	Capitol Federal Financial	29,721	1,139
	TFS Financial Corp.	96,384	1,024
	BOK Financial Corp.	24,252	914
	Odyssey Re Holdings Corp.	21,738	869
			2,112,413
Health Care (11.6%)
	Pfizer Inc.	13,902,404	208,536
	Johnson & Johnson	2,850,220	161,892
	Wyeth	2,744,058	124,553
	Merck & Co., Inc.	4,357,491	121,835
	Bristol-Myers Squibb Co.	4,079,618	82,857
	Eli Lilly & Co.	2,108,733	73,047
	UnitedHealth Group Inc.	1,627,926	40,666
*	Covidien PLC	1,038,809	38,893
*	Thermo Fisher Scientific, Inc.	866,249	35,317
*	Boston Scientific Corp.	3,095,518	31,389
*	WellPoint Inc.	513,731	26,144
	Cardinal Health, Inc.	742,942	22,697
*	Forest Laboratories, Inc.	621,799	15,613
	Aetna Inc.	617,834	15,477
	CIGNA Corp.	558,711	13,459
	AmerisourceBergen Corp.	627,800	11,137
	Omnicare, Inc.	244,068	6,287
*	Coventry Health Care Inc.	307,085	5,746
*	Humana Inc.	173,987	5,613
*	King Pharmaceuticals, Inc.	508,057	4,893
*	Charles River Laboratories, Inc.	137,721	4,648
*	Hospira, Inc.	115,140	4,435
*	Vertex Pharmaceuticals, Inc.	116,328	4,146
*	Health Net Inc.	213,650	3,322
*	Inverness Medical Innovations, Inc.	76,516	2,722
*	Community Health Systems, Inc.	94,159	2,378
	Pharmaceutical Product Development, Inc.	76,540	1,777
*	Endo Pharmaceuticals Holdings, Inc.	84,225	1,509
*	Abraxis BioScience	5,784	213
			1,071,201
Industrials (11.7%)
	General Electric Co.	21,783,459	255,302
	United Technologies Corp.	1,847,466	95,994
	3M Co.	1,358,269	81,632
	The Boeing Co.	1,421,551	60,416
	Burlington Northern Santa Fe Corp.	699,623	51,450
	Emerson Electric Co.	1,555,725	50,406
	Caterpillar, Inc.	1,239,252	40,945
	General Dynamics Corp.	676,025	37,445
	Illinois Tool Works, Inc.	874,537	32,655

Honeywell International Inc.		935,922	29,388
Northrop Grumman Corp.		640,709	29,268
	CSX Corp.	823,051	28,502
	Norfolk Southern Corp.	755,433	28,457
	Tyco International Ltd.	975,799	25,351
	Republic Services, Inc. Class A	778,810	19,011
	Waste Management, Inc.	625,646	17,618
	Deere & Co.	435,664	17,405
	Eaton Corp.	322,867	14,403
	Cummins Inc.	394,373	13,886
	Ingersoll-Rand Co.	657,158	13,735
	Dover Corp.	383,403	12,687
	Cooper Industries, Inc. Class A	344,413	10,694
	Rockwell Automation, Inc.	292,197	9,385
	Pitney Bowes, Inc.	425,228	9,325
*	URS Corp.	172,093	8,522
	Goodrich Corp.	165,786	8,284
	Masco Corp.	741,927	7,108
	Manpower Inc.	161,441	6,835
	Cintas Corp.	283,678	6,479
	KBR Inc.	333,552	6,151
	Textron, Inc.	546,612	5,280
	Avery Dennison Corp.	197,012	5,059
	Pentair, Inc.	192,260	4,926
	R.R. Donnelley & Sons Co.	422,446	4,909
	Joy Global Inc.	136,904	4,890
	Harsco Corp.	165,490	4,683
	SPX Corp.	72,956	3,573
	Pall Corp.	121,681	3,232
	Ryder System, Inc.	114,725	3,203
	Bucyrus International, Inc.	100,330	2,865
*	Terex Corp.	217,275	2,623
*	Owens Corning Inc.	157,050	2,007
*,^	Hertz Global Holdings Inc.	242,198	1,935
*	Kansas City Southern	66,080	1,065
*	Spirit Aerosystems Holdings Inc.	74,354	1,022
			1,080,011
Information Technology (3.7%)
	Intel Corp.	7,451,389	123,321
	Motorola, Inc.	3,050,650	20,226
	Texas Instruments, Inc.	921,036	19,618
*	Tyco Electronics Ltd.	944,158	17,552
*	Computer Sciences Corp.	312,309	13,835
	Xilinx, Inc.	565,068	11,561
	Xerox Corp.	1,782,822	11,553
	Applied Materials, Inc.	959,066	10,521
	Microchip Technology, Inc.	375,347	8,464
	Fidelity National Information Services, Inc.	391,633	7,817
*	Flextronics International Ltd.	1,668,911	6,859
*	Avnet, Inc.	311,629	6,554
*	Micron Technology, Inc.	1,122,599	5,680
*	Ingram Micro, Inc. Class A	305,681	5,349
*	Arrow Electronics, Inc.	245,938	5,224

34

Value Index Fund

			Market
			Value•
		Shares	($000)
	Analog Devices, Inc.	210,384	5,213
	Total System Services, Inc.	345,757	4,630
	KLA-Tencor Corp.	175,118	4,422
*	NVIDIA Corp.	387,894	4,379
*	Citrix Systems, Inc.	131,097	4,181
*	LSI Corp.	864,598	3,943
	Seagate Technology	354,469	3,708
	Intersil Corp.	253,121	3,182
*	IAC/InterActiveCorp	197,329	3,167
*	Tellabs, Inc.	506,340	2,901
*	MEMC Electronic Materials, Inc.	161,834	2,882
	Jabil Circuit, Inc.	374,578	2,779
	Harris Corp.	96,435	2,735
*	Lexmark International, Inc.	161,514	2,560
*	NCR Corp.	211,931	2,507
	Molex, Inc. Class A	151,839	2,184
	Molex, Inc.	128,067	1,991
*	Advanced Micro Devices, Inc.	439,012	1,699
*	Cadence Design Systems, Inc.	263,901	1,557
*	Novellus Systems, Inc.	70,483	1,177
			335,931
Materials (3.3%)
	E.I. du Pont
	de Nemours & Co.	1,859,678	47,645
	Dow Chemical Co.	2,176,814	35,134
	Nucor Corp.	647,369	28,763
	Alcoa Inc.	1,959,156	20,238
	Air Products & Chemicals, Inc.	280,893	18,143
	PPG Industries, Inc.	338,587	14,864
	International Paper Co.	837,752	12,675
	Vulcan Materials Co.	251,593	10,844
	United States Steel Corp.	288,067	10,296
*	Owens-Illinois, Inc.	344,556	9,651
	Ball Corp.	183,667	8,294
	Weyerhaeuser Co.	217,121	6,607
	Lubrizol Corp.	138,620	6,558
	Cliffs Natural Resources Inc.	265,316	6,492
	Sealed Air Corp.	325,741	6,010
	MeadWestvaco Corp.	352,007	5,776
	Steel Dynamics, Inc.	389,182	5,733
	Eastman Chemical Co.	149,482	5,665
	International Flavors & Fragrances, Inc.	162,225	5,308
	Bemis Co., Inc.	205,386	5,176
	The Mosaic Co.	112,249	4,973
	Sonoco Products Co.	205,702	4,927
	Valspar Corp.	195,938	4,414
	FMC Corp.	92,163	4,359
	Allegheny Technologies Inc.	117,264	4,096
	Commercial Metals Co.	231,436	3,710

	Reliance Steel & Aluminum Co.	88,211	3,386
	AK Steel Holding Corp.	148,672	2,853
	Titanium Metals Corp.	242,569	2,229
	Walter Industries, Inc.	56,087	2,033
			306,852
Other (0.1%)
1	Miscellaneous Securities		12,718

Telecommunication Services (6.1%)
	AT&T Inc.	12,146,503	301,719
	Verizon Communications Inc.	5,854,594	179,912
*	Sprint Nextel Corp.	5,735,375	27,587
	Qwest Communications International Inc.	3,170,615	13,158
	Embarq Corp.	293,902	12,361
	Windstream Corp.	909,321	7,602
	CenturyTel, Inc.	206,520	6,340
	Frontier Communications Corp.	641,617	4,581
	Telephone & Data Systems, Inc.–Special
	Common Shares	100,447	2,608
*	Level 3 Communications, Inc.	1,660,974	2,508
	Telephone & Data Systems, Inc.	68,731	1,945
*	U.S. Cellular Corp.	39,060	1,502
			561,823
Utilities (7.9%)
	Exelon Corp.	1,356,500	69,466
	Southern Co.	1,602,336	49,929
	FPL Group, Inc.	800,340	45,507
	Dominion Resources, Inc.	1,202,846	40,199
	Duke Energy Corp.	2,620,514	38,233
	Public Service Enterprise Group, Inc.	1,043,158	34,038
	Entergy Corp.	390,278	30,254
	PG&E Corp.	754,065	28,986
	American Electric Power Co., Inc.	960,783	27,757
	PPL Corp.	772,238	25,453
	FirstEnergy Corp.	628,393	24,350
	Sempra Energy	476,749	23,661
	Progress Energy, Inc.	568,970	21,524
	Consolidated Edison Inc.	564,513	21,124
	Edison International	638,060	20,073
	Xcel Energy, Inc.	925,690	17,042
*	NRG Energy, Inc.	486,934	12,641
	Ameren Corp.	437,582	10,892
	DTE Energy Co.	336,002	10,752
	Constellation Energy Group, Inc.	369,331	9,817
	Wisconsin Energy Corp.	240,944	9,809
*	AES Corp.	686,660	7,972

35

Value Index Fund

			Market
			Value•
		Shares	($000)
	Northeast Utilities	355,614	7,934
	CenterPoint Energy Inc.	680,335	7,538
	SCANA Corp.	230,766	7,493
	NSTAR	220,377	7,076
	MDU Resources Group, Inc.	360,001	6,829
	NiSource, Inc.	565,404	6,593
	Pinnacle West Capital Corp.	208,143	6,276
	ONEOK, Inc.	206,030	6,076
	Pepco Holdings, Inc.	445,524	5,988
	Alliant Energy Corp.	227,664	5,949
	UGI Corp. Holding Co.	222,614	5,675
	CMS Energy Corp.	467,475	5,647
	Energen Corp.	140,359	5,600
	DPL Inc.	238,967	5,537
	OGE Energy Corp.	195,283	5,531
	National Fuel Gas Co.	147,448	5,320
	NV Energy Inc.	483,005	5,212
*	Mirant Corp.	322,593	5,078
	Aqua America, Inc.	278,624	4,987
	TECO Energy, Inc.	416,850	4,973
	Integrys Energy Group, Inc.	157,432	4,721
	Questar Corp.	125,079	3,885
	American Water Works Co., Inc.	198,032	3,784
*	RRI Energy, Inc.	721,502	3,615
	Allegheny Energy, Inc.	122,005	3,130
*	Dynegy, Inc.	1,038,000	2,356
			722,282
	Total Common Stocks
	(Cost $11,172,501)		9,205,633
Temporary Cash Investment (0.6%)
	Money Market Fund (0.6%)
2,3	Vanguard Market Liquidity
	Fund, 0.395%
	(Cost $59,921)	59,921,064	59,921
	Total Investments (100.6%)
	(Cost $11,232,422)		9,265,554
Other Assets and Liabilities (–0.6%)
	Other Assets		52,564
	Liabilities[3]		(111,588)
			(59,024)
	Net Assets (100%)		9,206,530

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	14,252,076
Overdistributed Net Investment Income	(9,597)
Accumulated Net Realized Losses	(3,069,081)
Unrealized Appreciation (Depreciation)	(1,966,868)

Net Assets	9,206,530

Investor Shares—Net Assets
Applicable to 181,817,846 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,803,031
Net Asset Value Per Share—
Investor Shares	$15.42

Admiral Shares—Net Assets
Applicable to 79,124,491 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,219,905
Net Asset Value Per Share—
Admiral Shares	$15.42

Signal Shares—Net Assets
Applicable to 43,387,358 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	696,110
Net Asset Value Per Share—
Signal Shares	$16.04

Institutional Shares—Net Assets
Applicable to 138,123,889 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,129,662
Net Asset Value Per Share—
Institutional Shares	$15.42

ETF Shares—Net Assets
Applicable to 59,653,239 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,357,822
Net Asset Value Per Share—ETF Shares	$39.53

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $39,570,000.
1

Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $49,587,000 of collateral received for securities on loan.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends	141,794
Interest[1]	14
Security Lending	5,642
Total Income	147,450
Expenses
The Vanguard Group—Note B
Investment Advisory Services	195
Management and Administrative—Investor Shares	2,512
Management and Administrative—Admiral Shares	598
Management and Administrative—Signal Shares	321
Management and Administrative—Institutional Shares	407
Management and Administrative—ETF Shares	1,021
Marketing and Distribution—Investor Shares	398
Marketing and Distribution—Admiral Shares	165
Marketing and Distribution—Signal Shares	99
Marketing and Distribution—Institutional Shares	300
Marketing and Distribution—ETF Shares	331
Custodian Fees	203
Shareholders’ Reports and Proxies—Investor Shares	186
Shareholders’ Reports and Proxies—Admiral Shares	10
Shareholders’ Reports and Proxies—Signal Shares	7
Shareholders’ Reports and Proxies—Institutional Shares	26
Shareholders’ Reports and Proxies—ETF Shares	102
Trustees’ Fees and Expenses	7
Total Expenses	6,888
Net Investment Income	140,562
Realized Net Gain (Loss) on Investment Securities Sold	(920,758)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	630,855
Net Increase (Decrease) in Net Assets Resulting from Operations	(149,341)

1 Interest income from an affiliated company of the fund was $14,000.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	140,562	337,782
Realized Net Gain (Loss)	(920,758)	(675,445)
Change in Unrealized Appreciation (Depreciation)	630,855	(4,128,281)
Net Increase (Decrease) in Net Assets Resulting from Operations	(149,341)	(4,465,944)
Distributions
Net Investment Income
Investor Shares	(41,366)	(108,368)
Admiral Shares	(19,554)	(53,908)
Signal Shares	(11,009)	(24,510)
Institutional Shares	(33,583)	(75,111)
ETF Shares	(37,489)	(75,028)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(143,001)	(336,925)
Capital Share Transactions
Investor Shares	255,945	(59,203)
Admiral Shares	14,589	(13,571)
Signal Shares	77,484	125,768
Institutional Shares	208,373	405,400
ETF Shares	268,411	899,880
Net Increase (Decrease) from Capital Share Transactions	824,802	1,358,274
Total Increase (Decrease)	532,460	(3,444,595)
Net Assets
Beginning of Period	8,674,070	12,118,665
End of Period[1]	9,206,530	8,674,070

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($9,597,000) and ($7,158,000).
See accompanying Notes, which are an integral part of the Financial Statements.

38

Value Index Fund

Financial Highlights

Investor Shares
	Six
	Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$16.08	$25.94	$26.58	$22.29	$21.35	$18.95
Investment Operations
Net Investment Income	.241	.660	.687	.586	.559	.460
Net Realized and Unrealized Gain
(Loss) on Investments	(.657)	(9.863)	(.644)	4.295	.936	2.399
Total from Investment Operations	(.416)	(9.203)	.043	4.881	1.495	2.859
Distributions
Dividends from Net Investment Income	(.244)	(.657)	(.683)	(.591)	(.555)	(.459)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.244)	(.657)	(.683)	(.591)	(.555)	(.459)
Net Asset Value, End of Period	$15.42	$16.08	$25.94	$26.58	$22.29	$21.35

Total Return[1]	–2.44%	–35.97%	0.09%	22.15%	7.09%	15.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,803	$2,618	$4,310	$4,417	$3,376	$3,592
Ratio of Total Expenses to
Average Net Assets	0.26%[2]	0.21%	0.20%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to
Average Net Assets	3.34%[2]	3.14%	2.49%	2.48%	2.63%	2.40%
Portfolio Turnover Rate[3]	34%[2]	27%	20%	20%	21%	18%

1	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2	Annualized.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Value Index Fund

Financial Highlights

Admiral Shares
	Six
	Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$16.08	$25.94	$26.58	$22.29	$21.35	$18.95
Investment Operations
Net Investment Income	.249	.681	.710	.611	.581	.479
Net Realized and Unrealized Gain
(Loss) on Investments	(.657)	(9.863)	(.640)	4.295	.936	2.399
Total from Investment Operations	(.408)	(9.182)	.070	4.906	1.517	2.878
Distributions
Dividends from Net Investment Income	(.252)	(.678)	(.710)	(.616)	(.577)	(.478)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.252)	(.678)	(.710)	(.616)	(.577)	(.478)
Net Asset Value, End of Period	$15.42	$16.08	$25.94	$26.58	$22.29	$21.35

Total Return	–2.38%	–35.90%	0.18%	22.27%	7.20%	15.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,220	$1,262	$2,069	$2,625	$1,880	$1,075
Ratio of Total Expenses to
Average Net Assets	0.15%[1]	0.11%	0.10%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.45%[1]	3.24%	2.59%	2.58%	2.72%	2.50%
Portfolio Turnover Rate[2]	34%[1]	27%	20%	20%	21%	18%

1 Annualized.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Value Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	June 4,
	Ended	Ended	2007[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$16.73	$27.00	$30.14
Investment Operations
Net Investment Income	.259	.710	.442
Net Realized and Unrealized Gain (Loss) on Investments	(.687)	(10.274)	(3.017)
Total from Investment Operations	(.428)	(9.564)	(2.575)
Distributions
Dividends from Net Investment Income	(.262)	(.706)	(.565)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.262)	(.706)	(.565)
Net Asset Value, End of Period	$16.04	$16.73	$27.00

Total Return	–2.40%	–35.93%	–8.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$696	$638	$864
Ratio of Total Expenses to Average Net Assets	0.15%[2]	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	3.45%[2]	3.24%	2.59%[2]
Portfolio Turnover Rate[3]	34%[2]	27%	20%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Value Index Fund

Financial Highlights

Institutional Shares
	Six
	Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$16.08	$25.94	$26.58	$22.29	$21.35	$18.95
Investment Operations
Net Investment Income	.254	.690	.722	.618	.588	.485
Net Realized and Unrealized Gain
(Loss) on Investments	(.658)	(9.864)	(.644)	4.295	.936	2.399
Total from Investment Operations	(.404)	(9.174)	.078	4.913	1.524	2.884
Distributions
Dividends from Net Investment Income	(.256)	(.686)	(.718)	(.623)	(.584)	(.484)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.256)	(.686)	(.718)	(.623)	(.584)	(.484)
Net Asset Value, End of Period	$15.42	$16.08	$25.94	$26.58	$22.29	$21.35

Total Return	–2.36%	–35.88%	0.21%	22.31%	7.23%	15.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,130	$1,992	$2,660	$2,209	$1,224	$807
Ratio of Total Expenses to
Average Net Assets	0.09%[1]	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.51%[1]	3.28%	2.62%	2.61%	2.76%	2.53%
Portfolio Turnover Rate[2]	34%[1]	27%	20%	20%	21%	18%

1 Annualized.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Value Index Fund

Financial Highlights

ETF Shares
	Six
	Months					Jan. 26,
	Ended					2004[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$41.21	$66.51	$68.14	$57.14	$54.74	$50.34
Investment Operations
Net Investment Income	.638	1.754	1.830	1.565	1.489	1.184
Net Realized and Unrealized Gain
(Loss) on Investments	(1.672)	(25.311)	(1.640)	11.016	2.392	4.437
Total from Investment Operations	(1.034)	(23.557)	.190	12.581	3.881	5.621
Distributions
Dividends from Net Investment Income	(.646)	(1.743)	(1.820)	(1.581)	(1.481)	(1.221)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.646)	(1.743)	(1.820)	(1.581)	(1.481)	(1.221)
Net Asset Value, End of Period	$39.53	$41.21	$66.51	$68.14	$57.14	$54.74

Total Return	–2.37%	–35.91%	0.20%	22.28%	7.19%	11.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,358	$2,165	$2,215	$1,646	$600	$406
Ratio of Total Expenses to
Average Net Assets	0.15%[2]	0.10%	0.10%	0.11%	0.11%	0.15%[2]
Ratio of Net Investment Income to
Average Net Assets	3.45%[2]	3.25%	2.59%	2.58%	2.72%	2.46%[2]
Portfolio Turnover Rate[3]	34%[2]	27%	20%	20%	21%	18%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Value Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $2,169,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.87% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2009, the fund realized $89,778,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $2,016,969,000 to offset future net capital gains of $125,066,000 through December 31, 2010, $503,996,000 through December 31, 2011, $40,920,000 through December 31, 2014, $73,605,000 through December 31, 2015, $574,313,000 through December 31, 2016, and $699,069,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $11,232,422,000. Net unrealized depreciation of investment securities for tax purposes was $1,966,868,000, consisting of unrealized gains of $510,004,000 on securities that had risen in value since their purchase and $2,476,872,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2009, the fund purchased $2,571,595,000 of investment securities and sold $1,736,526,000 of investment securities, other than temporary cash investments.

45

Value Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	527,508	38,141	958,875	46,972
Issued in Lieu of Cash Distributions	38,898	2,755	101,818	5,036
Redeemed	(310,461)	(21,923)	(1,119,896)	(55,314)
Net Increase (Decrease)—Investor Shares	255,945	18,973	(59,203)	(3,306)
Admiral Shares
Issued	111,534	7,732	354,896	17,158
Issued in Lieu of Cash Distributions	16,542	1,173	45,976	2,274
Redeemed	(113,487)	(8,262)	(414,443)	(20,714)
Net Increase (Decrease)—Admiral Shares	14,589	643	(13,571)	(1,282)
Signal Shares
Issued	157,688	10,694	354,914	16,824
Issued in Lieu of Cash Distributions	10,105	689	22,513	1,082
Redeemed	(90,309)	(6,106)	(251,659)	(11,816)
Net Increase (Decrease)—Signal Shares	77,484	5,277	125,768	6,090
Institutional Shares
Issued	312,868	21,677	742,481	37,106
Issued in Lieu of Cash Distributions	30,513	2,161	66,917	3,359
Redeemed	(135,008)	(9,612)	(403,998)	(19,090)
Net Increase (Decrease)—Institutional Shares	208,373	14,226	405,400	21,375
ETF Shares
Issued	584,386	15,210	2,099,670	44,145
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(315,975)	(8,100)	(1,199,790)	(24,900)
Net Increase (Decrease)—ETF Shares	268,411	7,110	899,880	19,245

G. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

46

Large-Cap Index Fund

Fund Profile

As of June 30, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	761	757	4,399
Median Market Cap	$31.8B	$31.8B	$24.2B
Price/Earnings Ratio	17.3x	17.3x	18.6x
Price/Book Ratio	2.0x	2.0x	1.9x
Yield[3]		2.2%	2.2%
Investor Shares	2.1%
Admiral Shares	2.3%
Signal Shares	2.3%
Institutional Shares	2.3%
ETF Shares	2.3%
Return on Equity	20.7%	20.7%	19.7%
Earnings Growth Rate	14.2%	14.2%	13.5%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	11%	—	—
Expense Ratio[5]		—	—
Investor Shares	0.26%
Admiral Shares	0.15%
Signal Shares	0.15%
Institutional Shares	0.09%
ETF Shares	0.13%
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.3%	9.3%	9.7%
Consumer Staples	11.3	11.3	10.4
Energy	12.4	12.4	11.8
Financials	13.9	13.9	15.0
Health Care	13.8	13.8	13.6
Industrials	9.9	9.9	10.3
Information Technology	18.4	18.3	18.2
Materials	3.5	3.5	3.6
Telecommunication Services	3.4	3.4	3.2
Utilities	4.1	4.2	4.2

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	1.00
Beta	1.00	0.97

Ten Largest Holdings[7] (% of total net assets)

ExxonMobil Corp.	Integrated oil and gas	3.9%
Microsoft Corp.	systems software	2.1
Johnson & Johnson	pharmaceuticals	1.8
The Procter & Gamble Co.	household products	1.7
AT&T Inc.	Integrated telecommunication services	1.6
International Business Machines Corp.	computer hardware	1.6
Chevron Corp.	Integrated oil and gas	1.5
JPMorgan Chase & Co.	other diversified financial services	1.4
Apple Inc.	computer hardware	1.4
General Electric Co.	Industrial conglomerates	1.4
Top Ten		18.4%

Investment Focus

1 MSCI US Prime Market 750 Index.

2 Dow Jones U.S. Total Stock Market Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4 Annualized.

5 The fund expense ratios shown are from the prospectuses dated April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal period ended June 30, 2009, the Large-Cap Index Fund’s annualized expense ratios were 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.13% for ETF Shares.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7 The holdings listed exclude any temporary cash investments and equity index products.

47

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 30, 2004–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009

	Inception Date	One Year	Five Years	Ten Years
Large-Cap Index Fund
Investor Shares[2]	1/30/2004	–26.40%	–1.74%	–1.35%[3]
Admiral Shares	2/2/2004	–26.33	–1.64	–1.31[3]
Signal Shares	8/30/2007	–26.31	–19.82[3]	—
Institutional Shares	6/30/2005	–26.29	–3.80[3]	—
ETF Shares	1/27/2004
Market Price		–26.27	–1.63	–1.44[3]
Net Asset Value		–26.30	–1.61	–1.43[3]

1 Six months ended June 30, 2009.

2 Total return figures do not include any account service fees applicable to balances below $10,000.

3 Since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

48

Large-Cap Index Fund

Statement of Operations

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Large-Cap Index Fund—is included as an insert to this report.

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends	36,268
Interest[1]	20
Security Lending	842
Total Income	37,130
Expenses
The Vanguard Group—Note B
Investment Advisory Services	85
Management and Administrative—Investor Shares	325
Management and Administrative—Admiral Shares	104
Management and Administrative—Signal Shares	62
Management and Administrative—Institutional Shares	34
Management and Administrative—ETF Shares	623
Marketing and Distribution—Investor Shares	55
Marketing and Distribution—Admiral Shares	31
Marketing and Distribution—Signal Shares	14
Marketing and Distribution—Institutional Shares	30
Marketing and Distribution—ETF Shares	284
Custodian Fees	300
Shareholders’ Reports and Proxies—Investor Shares	30
Shareholders’ Reports and Proxies—Admiral Shares	2
Shareholders’ Reports and Proxies—Signal Shares	1
Shareholders’ Reports and Proxies—Institutional Shares	2
Shareholders’ Reports and Proxies—ETF Shares	74
Trustees’ Fees and Expenses	2
Total Expenses	2,058
Net Investment Income	35,072
Realized Net Gain (Loss)
Investment Securities Sold	(77,747)
Futures Contracts	(1,582)
Realized Net Gain (Loss)	(79,329)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	185,346
Futures Contracts	(355)
Change in Unrealized Appreciation (Depreciation)	184,991
Net Increase (Decrease) in Net Assets Resulting from Operations	140,734

1 Interest income from an affiliated company of the fund was $15,000.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Large-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	35,072	50,039
Realized Net Gain (Loss)	(79,329)	13,891
Change in Unrealized Appreciation (Depreciation)	184,991	(979,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	140,734	(915,333)
Distributions
Net Investment Income
Investor Shares	(4,024)	(6,574)
Admiral Shares	(2,842)	(4,453)
Signal Shares	(1,729)	(1,150)
Institutional Shares	(2,666)	(3,662)
ETF Shares	(24,121)	(33,171)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(35,382)	(49,010)
Capital Share Transactions
Investor Shares	(35,813)	180,832
Admiral Shares	2,224	128,891
Signal Shares	95,639	82,023
Institutional Shares	15,755	167,696
ETF Shares	142,758	1,431,967
Net Increase (Decrease) from Capital Share Transactions	220,563	1,991,409
Total Increase (Decrease)	325,915	1,027,066
Net Assets
Beginning of Period	2,897,003	1,869,937
End of Period[1]	3,222,918	2,897,003

1 Net Assets—End of Period includes undistributed net investment income of $299,000 and $609,000.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Large-Cap Index Fund

Financial Highlights

Investor Shares
	Six
	Months					Jan. 30,
	Ended					2004[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$16.41	$26.59	$25.42	$22.38	$21.41	$20.00
Investment Operations
Net Investment Income	.177	.416	.426	.393	.328	.390[2]
Net Realized and Unrealized Gain (Loss)
on Investments	.443	(10.191)	1.171	3.044	.970	1.410
Total from Investment Operations	.620	(9.775)	1.597	3.437	1.298	1.800
Distributions
Dividends from Net Investment Income	(.180)	(.405)	(.427)	(.397)	(.328)	(.390)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.180)	(.405)	(.427)	(.397)	(.328)	(.390)
Net Asset Value, End of Period	$16.85	$16.41	$26.59	$25.42	$22.38	$21.41

Total Return[3]	3.88%	–37.08%	6.29%	15.49%	6.12%	9.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$352	$376	$346	$211	$94	$44
Ratio of Total Expenses to
Average Net Assets	0.26%[4]	0.21%	0.20%	0.20%	0.20%	0.20%[4]
Ratio of Net Investment Income to
Average Net Assets	2.33%[4]	2.12%	1.69%	1.74%	1.72%	1.92%[2,4]
Portfolio Turnover Rate[5]	11%[4]	9%	8%	9%	9%	5%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.05 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4 Annualized.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Large-Cap Index Fund

Financial Highlights

Admiral Shares
	Six
	Months					Feb. 2,
	Ended					2004[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$20.51	$33.25	$31.78	$27.98	$26.77	$25.08
Investment Operations
Net Investment Income	.234	.547	.570	.514	.431	.501[2]
Net Realized and Unrealized Gain (Loss)
on Investments	.562	(12.750)	1.470	3.806	1.209	1.692
Total from Investment Operations	.796	(12.203)	2.040	4.320	1.640	2.193
Distributions
Dividends from Net Investment Income	(.236)	(.537)	(.570)	(.520)	(.430)	(.503)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.236)	(.537)	(.570)	(.520)	(.430)	(.503)
Net Asset Value, End of Period	$21.07	$20.51	$33.25	$31.78	$27.98	$26.77

Total Return	3.99%	–37.05%	6.43%	15.58%	6.19%	8.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$262	$254	$220	$164	$71	$27
Ratio of Total Expenses to
Average Net Assets	0.14%[3]	0.10%	0.08%	0.12%	0.12%	0.12%[3]
Ratio of Net Investment Income to
Average Net Assets	2.45%[3]	2.23%	1.81%	1.82%	1.80%	2.00%[2,3]
Portfolio Turnover Rate[4]	11%[3]	9%	8%	9%	9%	5%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Large-Cap Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	Aug. 30,
	Ended	Ended	2007[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$17.89	$29.00	$28.74
Investment Operations
Net Investment Income	.206	.481	.173
Net Realized and Unrealized Gain (Loss) on Investments	.492	(11.121)	.361
Total from Investment Operations	.698	(10.640)	.534
Distributions
Dividends from Net Investment Income	(.208)	(.470)	(.274)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.208)	(.470)	(.274)
Net Asset Value, End of Period	$18.38	$17.89	$29.00

Total Return	4.01%	–37.03%	1.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$203	$102	$39
Ratio of Total Expenses to Average Net Assets	0.14%[2]	0.10%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	2.45%[2]	2.23%	1.81%[2]
Portfolio Turnover Rate[3]	11%[2]	9%	8%

1 Inception.

2 Annualized.

3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Large-Cap Index Fund

Financial Highlights

Institutional Shares
	Six
	Months				June 30,
	Ended				2005[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$84.43	$136.82	$130.78	$115.14	$109.32
Investment Operations
Net Investment Income	.987	2.283	2.344	2.151	.989
Net Realized and Unrealized Gain
(Loss) on Investments	2.291	(52.440)	6.047	15.660	5.863
Total from Investment Operations	3.278	(50.157)	8.391	17.811	6.852
Distributions
Dividends from Net Investment Income	(.998)	(2.233)	(2.351)	(2.171)	(1.032)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.998)	(2.233)	(2.351)	(2.171)	(1.032)
Net Asset Value, End of Period	$86.71	$84.43	$136.82	$130.78	$115.14

Total Return	4.00%	–37.01%	6.42%	15.61%	6.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$232	$207	$103	$79	$83
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.07%	0.08%	0.08%	0.08%[2]
Ratio of Net Investment Income to
Average Net Assets	2.50%[2]	2.26%	1.81%	1.86%	1.83%[2]
Portfolio Turnover Rate[3]	11%[2]	9%	8%	9%	9%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

54

Large-Cap Index Fund

Financial Highlights

ETF Shares
	Six
	Months					Jan. 27,
	Ended					2004[1] to
For a Share Outstanding	June 30,	Year Ended December 31,				Dec. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$40.61	$65.83	$62.92	$55.40	$52.99	$50.01
Investment Operations
Net Investment Income	.467	1.098	1.136	1.044	.873	.958[2]
Net Realized and Unrealized Gain
(Loss) on Investments	1.115	(25.243)	2.912	7.529	2.410	2.983
Total from Investment Operations	1.582	(24.145)	4.048	8.573	3.283	3.941
Distributions
Dividends from Net Investment Income	(.472)	(1.075)	(1.138)	(1.053)	(.873)	(.961)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.472)	(1.075)	(1.138)	(1.053)	(.873)	(.961)
Net Asset Value, End of Period	$41.72	$40.61	$65.83	$62.92	$55.40	$52.99

Total Return	4.00%	–37.02%	6.44%	15.61%	6.26%	8.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,174	$1,957	$1,162	$587	$178	$48
Ratio of Total Expenses to
Average Net Assets	0.13%[3]	0.07%	0.07%	0.07%	0.07%	0.12%[3]
Ratio of Net Investment Income to
Average Net Assets	2.46%[3]	2.26%	1.82%	1.87%	1.84%	2.00%[2,3]
Portfolio Turnover Rate[4]	11%[3]	9%	8%	9%	9%	5%

1 Inception.

2 Net investment income per share and the ratio of net investment income to average net assets include $.125 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

56

Large-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $759,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,215,803	—	—
Temporary Cash Investments	15,040	1,998	—
Futures Contracts—Liabilities[1]	(40)	—	—
Total	3,230,803	1,998	—
1 Represents variation margin on the last day of the reporting period.

57

Large-Cap Index Fund

D. At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	September 2009	28	6,409	(36)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2009, the fund realized $19,568,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $60,820,000 to offset future net capital gains of $11,000 through December 31, 2013, $463,000 through December 31, 2014, $1,570,000 through December 31, 2015, $48,005,000 through December 31, 2016, and $10,771,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2009, the cost of investment securities for tax purposes was $3,930,496,000. Net unrealized depreciation of investment securities for tax purposes was $697,655,000, consisting of unrealized gains of $64,322,000 on securities that had risen in value since their purchase and $761,977,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2009, the fund purchased $498,913,000 of investment securities and sold $275,176,000 of investment securities, other than temporary cash investments.

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Large-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	118,665	7,735	319,575	16,587
Issued in Lieu of Cash Distributions	3,531	229	5,905	289
Redeemed	(158,009)	(10,034)	(144,648)	(6,943)
Net Increase (Decrease)—Investor Shares	(35,813)	(2,070)	180,832	9,933
Admiral Shares
Issued	74,979	3,925	243,749	10,451
Issued in Lieu of Cash Distributions	2,368	123	3,746	146
Redeemed	(75,123)	(4,024)	(118,604)	(4,819)
Net Increase (Decrease)—Admiral Shares	2,224	24	128,891	5,778
Signal Shares
Issued	107,193	6,072	92,524	4,858
Issued in Lieu of Cash Distributions	1,289	76	960	47
Redeemed	(12,843)	(774)	(11,461)	(568)
Net Increase (Decrease)—Signal Shares	95,639	5,374	82,023	4,337
Institutional Shares
Issued	46,569	587	237,128	2,272
Issued in Lieu of Cash Distributions	2,486	31	3,618	35
Redeemed	(33,300)	(391)	(73,050)	(606)
Net Increase (Decrease)—Institutional Shares	15,755	227	167,696	1,701
ETF Shares
Issued	263,303	7,016	1,905,328	42,648
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(120,545)	(3,100)	(473,361)	(12,100)
Net Increase (Decrease)—ETF Shares	142,758	3,916	1,431,967	30,548

H. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

59

Total Stock Market Index Fund

Fund Profile

As of June 30, 2009

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	3,382	3,592
Median Market Cap	$24.2B	$24.2B
Price/Earnings Ratio	18.5x	18.5x
Price/Book Ratio	1.9x	1.9x
Yield[2]		2.2%
Investor Shares	2.2%
Admiral Shares	2.3%
Signal Shares	2.3%
Institutional Shares	2.3%
ETF Shares	2.3%
Return on Equity	19.8%	19.8%
Earnings Growth Rate	13.8%	13.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate[3]	4%	—
Expense Ratio[4]		—
Investor Shares	0.18%
Admiral Shares	0.09%
Signal Shares	0.09%
Institutional Shares	0.06%
ETF Shares	0.09%
Short-Term Reserves	0.2%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	9.8%	9.8%
Consumer Staples	10.4	10.4
Energy	11.6	11.6
Financials	14.5	14.5
Health Care	13.8	13.8
Industrials	10.5	10.5
Information Technology	18.5	18.5
Materials	3.6	3.6
Telecommunication Services	3.2	3.2
Utilities	4.1	4.1

Volatility Measures[5]
Fund Versus
Target Index[1]
R-Squared	1.00
Beta	1.00

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	Integrated oil and gas	3.5%
Microsoft Corp.	systems software	1.9
Johnson & Johnson	pharmaceuticals	1.6
The Procter & Gamble Co.	household products	1.5
AT&T Inc.	Integrated telecommunication services	1.5
International Business Machines Corp.	computer hardware	1.4
Chevron Corp.	Integrated oil and gas	1.3
JPMorgan Chase & Co.	other diversified financial services	1.3
Apple Inc.	computer hardware	1.3
General Electric Co.	Industrial conglomerates	1.2
Top Ten		16.5%

Investment Focus

1 MSCI US Broad Market Index.

2 30-day SEC yield for the fund; annualized dividend yield for the index.

3 Annualized.

4 The fund expense ratios shown are from the prospectuses dated April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal period ended June 30, 2009, the Total Stock Market Index Fund’s annualized expense ratios were 0.18% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.06% for Institutional Shares, and 0.09% for ETF Shares.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

6 The holdings listed exclude any temporary cash investments and equity index products.

60

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1998–June 30, 2009

Average Annual Total Returns: Periods Ended June 30, 2009

	Inception Date	One Year	Five Years	Ten Years
Total Stock Market Index Fund
Investor Shares[3]	4/27/1992	–26.22%	–1.67%	–1.34%
Admiral Shares	11/13/2000	–26.16	–1.58	–1.66[4]
Signal Shares	9/1/2006	–26.16	–9.38[4]	—
Institutional Shares	7/7/1997	–26.12	–1.55	–1.23
ETF Shares	5/24/2001
Market Price		–26.09	–1.58	–1.30[4]
Net Asset Value		–26.14	–1.57	–1.30[4]

1 Six months ended June 30, 2009.

2 Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

3 Total return figures do not include any account service fees applicable to balances below $10,000.

4 Since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

61

Total Stock Market Index Fund

Statement of Operations

The Statement of Net Assets—Investments Summary—an integral part of the Financial Statements for Vanguard Total Stock Market Index Fund—is included as an insert to this report.

Six Months Ended
June 30, 2009
($000)
Investment Income
Income
Dividends	953,007
Interest[1]	1,870
Security Lending	40,636
Total Income	995,513
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,478
Management and Administrative—Investor Shares	27,380
Management and Administrative—Admiral Shares	5,047
Management and Administrative—Signal Shares	878
Management and Administrative—Institutional Shares	1,020
Management and Administrative—ETF Shares	1,999
Marketing and Distribution—Investor Shares	6,189
Marketing and Distribution—Admiral Shares	2,415
Marketing and Distribution—Signal Shares	537
Marketing and Distribution—Institutional Shares	1,716
Marketing and Distribution—ETF Shares	1,391
Custodian Fees	843
Shareholders’ Reports and Proxies—Investor Shares	841
Shareholders’ Reports and Proxies—Admiral Shares	117
Shareholders’ Reports and Proxies—Signal Shares	13
Shareholders’ Reports and Proxies—Institutional Shares	30
Shareholders’ Reports and Proxies—ETF Shares	320
Trustees’ Fees and Expenses	71
Total Expenses	52,285
Net Investment Income	943,228
Realized Net Gain (Loss)
Investment Securities Sold	408,789
Futures Contracts	28,047
Realized Net Gain (Loss)	436,836
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,876,420
Futures Contracts	(24,169)
Change in Unrealized Appreciation (Depreciation)	2,852,251
Net Increase (Decrease) in Net Assets Resulting from Operations	4,232,315

1 Interest income from an affiliated company of the fund was $1,504,000.

See accompanying Notes, which are an integral part of the Financial Statements.

62

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	943,228	2,044,784
Realized Net Gain (Loss)	436,836	(1,937,103)
Change in Unrealized Appreciation (Depreciation)	2,852,251	(43,532,330)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,232,315	(43,424,649)
Distributions
Net Investment Income
Investor Shares	(458,241)	(958,719)
Admiral Shares	(221,406)	(512,715)
Signal Shares	(40,710)	(86,202)
Institutional Shares	(128,683)	(271,636)
ETF Shares	(108,117)	(208,428)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(957,157)	(2,037,700)
Capital Share Transactions
Investor Shares	4,001,444	11,074,199
Admiral Shares	1,716,108	2,389,384
Signal Shares	99,140	886,845
Institutional Shares	766,251	3,369,728
ETF Shares	717,051	3,276,950
Net Increase (Decrease) from Capital Share Transactions	7,299,994	20,997,106
Total Increase (Decrease)	10,575,152	(24,465,243)
Net Assets
Beginning of Period	81,919,172	106,384,415
End of Period[1]	92,494,324	81,919,172

1

Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($78,538,000) and ($64,609,000).
See accompanying Notes, which are an integral part of the Financial Statements.

63

Total Stock Market Index Fund

Financial Highlights

Investor Shares

	Six
	Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$21.80	$35.36	$34.09	$30.00	$28.77	$25.99
Investment Operations
Net Investment Income	.233	.592	.604	.523	.466	.445
Net Realized and Unrealized Gain
(Loss) on Investments	.702	(13.566)	1.268	4.091	1.237	2.780
Total from Investment Operations	.935	(12.974)	1.872	4.614	1.703	3.225
Distributions
Dividends from Net Investment Income	(.235)	(.586)	(.602)	(.524)	(.473)	(.445)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.235)	(.586)	(.602)	(.524)	(.473)	(.445)
Net Asset Value, End of Period	$22.50	$21.80	$35.36	$34.09	$30.00	$28.77

Total Return[1]	4.40%	–37.04%	5.49%	15.51%	5.98%	12.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45,177	$39,440	$50,183	$39,095	$29,785	$31,718
Ratio of Total Expenses to
Average Net Assets	0.18%[2]	0.16%	0.15%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.28%[2]	2.04%	1.71%	1.66%	1.62%	1.70%
Portfolio Turnover Rate[3]	4%[2]	5%	4%	4%	12%[4]	4%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

64

Total Stock Market Index Fund

Financial Highlights

Admiral Shares
	Six
	Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$21.80	$35.36	$34.09	$30.00	$28.77	$25.99
Investment Operations
Net Investment Income	.242	.615	.631	.555	.495	.468
Net Realized and Unrealized Gain
(Loss) on Investments	.702	(13.566)	1.268	4.091	1.237	2.780
Total from Investment Operations	.944	(12.951)	1.899	4.646	1.732	3.248
Distributions
Dividends from Net Investment Income	(.244)	(.609)	(.629)	(.556)	(.502)	(.468)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.244)	(.609)	(.629)	(.556)	(.502)	(.468)
Net Asset Value, End of Period	$22.50	$21.80	$35.36	$34.09	$30.00	$28.77

Total Return	4.45%	–36.99%	5.57%	15.63%	6.09%	12.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,188	$18,781	$27,895	$26,853	$20,347	$10,856
Ratio of Total Expenses to
Average Net Assets	0.09%[1]	0.08%	0.07%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.37%[1]	2.12%	1.79%	1.76%	1.72%	1.79%
Portfolio Turnover Rate[2]	4%[1]	5%	4%	4%	12%[3]	4%

1 Annualized.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

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Total Stock Market Index Fund

Financial Highlights

Signal Shares
	Six
	Months			Sept. 1,
	Ended	Year Ended		2006[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$21.04	$34.13	$32.91	$30.47
Investment Operations
Net Investment Income	.233	.595	.607	.181
Net Realized and Unrealized Gain (Loss) on Investments	.681	(13.096)	1.220	2.536
Total from Investment Operations	.914	(12.501)	1.827	2.717
Distributions
Dividends from Net Investment Income	(.234)	(.589)	(.607)	(.277)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.234)	(.589)	(.607)	(.277)
Net Asset Value, End of Period	$21.72	$21.04	$34.13	$32.91

Total Return	4.46%	–36.99%	5.55%	8.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,913	$3,717	$4,655	$381
Ratio of Total Expenses to Average Net Assets	0.09%[2]	0.08%	0.07%	0.09%[2]
Ratio of Net Investment Income to Average Net Assets	2.37%[2]	2.12%	1.79%	1.76%[2]
Portfolio Turnover Rate[3]	4%[2]	5%	4%	4%

1 Inception.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Total Stock Market Index Fund

Financial Highlights

Institutional Shares
	Six
	Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$21.81	$35.36	$34.10	$30.00	$28.77	$26.00
Investment Operations
Net Investment Income	.245	.624	.638	.573	.504	.465
Net Realized and Unrealized Gain
(Loss) on Investments	.702	(13.557)	1.260	4.091	1.237	2.780
Total from Investment Operations	.947	(12.933)	1.898	4.664	1.741	3.245
Distributions
Dividends from Net Investment Income	(.247)	(.617)	(.638)	(.564)	(.511)	(.475)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.247)	(.617)	(.638)	(.564)	(.511)	(.475)
Net Asset Value, End of Period	$22.51	$21.81	$35.36	$34.10	$30.00	$28.77

Total Return	4.46%	–36.94%	5.56%	15.69%	6.12%	12.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,958	$10,782	$13,396	$12,262	$9,676	$10,181
Ratio of Total Expenses to
Average Net Assets	0.06%[1]	0.05%	0.05%	0.06%	0.06%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.40%[1]	2.15%	1.81%	1.79%	1.75%	1.82%
Portfolio Turnover Rate[2]	4%[1]	5%	4%	4%	12%[3]	4%

1 Annualized.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

67

Total Stock Market Index Fund\

Financial Highlights

ETF Shares
	Six
	Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2009	2008[1]	2007[1]	2006[1]	2005[1]	2004[1]
Net Asset Value, Beginning of Period	$44.78	$72.64	$70.04	$61.63	$59.11	$53.41
Investment Operations
Net Investment Income	.497	1.270	1.298	1.152	1.027	.947
Net Realized and Unrealized Gain
(Loss) on Investments	1.454	(27.874)	2.600	8.409	2.535	5.704
Total from Investment Operations	1.951	(26.604)	3.898	9.561	3.562	6.651
Distributions
Dividends from Net Investment Income	(.501)	(1.256)	(1.298)	(1.151)	(1.042)	(.951)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.501)	(1.256)	(1.298)	(1.151)	(1.042)	(.951)
Net Asset Value, End of Period	$46.23	$44.78	$72.64	$70.04	$61.63	$59.11

Total Return	4.46%	–36.97%	5.56%	15.66%	6.10%	12.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,258	$9,199	$10,255	$6,885	$5,612	$4,259
Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.07%	0.07%	0.07%	0.07%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.37%[2]	2.13%	1.79%	1.78%	1.74%	1.79%
Portfolio Turnover Rate[3]	4%[2]	5%	4%	4%	12%[4]	4%

1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

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Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008) and for the period ended June 30, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

69

Total Stock Market Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2009, the fund had contributed capital of $21,339,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 8.53% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	92,031,034	78	—
Temporary Cash Investments	1,152,262	51,989	—
Futures Contracts—Liabilities[1]	(2,519)	—	—
Total	93,180,777	52,067	—
1 Represents variation margin on the last day of the reporting period.

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Total Stock Market Index Fund

D. At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	September 2009	1,529	349,950	(3,927)
Russell 2000 Index	September 2009	1,120	56,806	(107)
S&P MidCap 400 Index	September 2009	92	26,528	(532)
E-mini S&P 500 Index	September 2009	558	25,543	284

E. Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2009, the fund realized $263,868,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

In December 2007, the fund issued 17,301,549 capital shares for a value of $583,408,000 in connection with a nontaxable in-kind transfer of investment securities from a common trust fund. The securities received in the transfer had net unrealized appreciation, creating a difference between the cost of investments for financial statement and tax purpose that reverses when the securities are sold; $129,420,000 of this difference remained at December 31, 2008. Through June 30, 2009, the fund realized tax-basis gains on the sale of these securities that were $51,309,000 greater than realized gains for financial statement purposes; accordingly, such gains have been reclassified from paid-in-capital to accumulated net realized losses. The remaining difference of $78,111,000 between the securities’ cost for financial statement and tax purposes is reflected in unrealized appreciation.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2008, the fund had available realized losses of $4,519,642,000 to offset future net capital gains of $60,790,000 through December 31, 2009, $439,204,000 through December 31, 2010, $411,583,000 through December 31, 2011, $762,181,000 through December 31, 2013, $19,516,000 through December 31, 2015, $2,263,486,000 through December 31, 2016, and $562,882,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

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Total Stock Market Index Fund

At June 30, 2009, the cost of investment securities for tax purposes was $113,545,894,000. Net unrealized depreciation of investment securities for tax purposes was $20,310,531,000, consisting of unrealized gains of $6,327,641,000 on securities that had risen in value since their purchase and $26,638,172,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2009, the fund purchased $9,591,530,000 of investment securities and sold $2,042,107,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	7,171,217	354,841	18,977,196	674,286
Issued in Lieu of Cash Distributions	452,714	22,112	946,239	34,441
Redeemed	(3,622,487)	(178,221)	(8,849,236)	(319,034)
Net Increase (Decrease)—Investor Shares	4,001,444	198,732	11,074,199	389,693
Admiral Shares
Issued	2,933,971	142,158	6,249,442	220,660
Issued in Lieu of Cash Distributions	191,342	9,336	448,085	16,133
Redeemed	(1,409,205)	(71,295)	(4,308,143)	(164,335)
Net Increase (Decrease)—Admiral Shares	1,716,108	80,199	2,389,384	72,458
Signal Shares
Issued	776,188	39,252	2,028,953	83,738
Issued in Lieu of Cash Distributions	37,545	1,899	78,091	2,944
Redeemed	(714,593)	(37,651)	(1,220,199)	(46,428)
Net Increase (Decrease)—Signal Shares	99,140	3,500	886,845	40,254
Institutional Shares
Issued	1,824,004	89,773	5,833,727	205,199
Issued in Lieu of Cash Distributions	112,369	5,485	228,684	8,376
Redeemed	(1,170,122)	(58,385)	(2,692,683)	(97,957)
Net Increase (Decrease)—Institutional Shares	766,251	36,873	3,369,728	115,618
ETF Shares
Issued	1,121,305	26,292	5,060,470	94,537[1]
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(404,254)	(9,800)	(1,783,520)	(30,300)[1]
Net Increase (Decrease)—ETF Shares	717,051	16,492	3,276,950	64,237[1]
1 Shares adjusted to reflect a 2-for-1 split as of close of business on June 13, 2008.

H. In preparing the financial statements as of June 30, 2009, management considered the impact of subsequent events occurring through August 5, 2009, for potential recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples on the next two pages are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying tables illustrate your fund’s costs in two ways:

• Based on actual fund return. This table helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This table is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2009

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	12/31/2008	6/30/2009	Period[1]
Based on Actual Fund Return
Growth
Investor Shares	$1,000.00	$1,106.88	$1.46
Admiral Shares	1,000.00	1,107.08	0.78
Signal Shares	1,000.00	1,107.00	0.78
Institutional Shares	1,000.00	1,107.45	0.47
ETF Shares	1,000.00	1,107.21	0.78
Value
Investor Shares	$1,000.00	$975.65	$1.27
Admiral Shares	1,000.00	976.18	0.73
Signal Shares	1,000.00	975.96	0.73
Institutional Shares	1,000.00	976.45	0.44
ETF Shares	1,000.00	976.27	0.73
Large-Cap
Investor Shares	$1,000.00	$1,038.83	$1.31
Admiral Shares	1,000.00	1,039.90	0.71
Signal Shares	1,000.00	1,040.12	0.71
Institutional Shares	1,000.00	1,039.95	0.46
ETF Shares	1,000.00	1,039.96	0.66
Total Stock Market
Investor Shares	$1,000.00	$1,044.00	$0.91
Admiral Shares	1,000.00	1,044.45	0.46
Signal Shares	1,000.00	1,044.59	0.46
Institutional Shares	1,000.00	1,044.59	0.30
ETF Shares	1,000.00	1,044.61	0.46

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.28% for the Growth Index Fund Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares; 0.26% for the Value Index Fund Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares; 0.26% for the Large-Cap Index Fund Investor Shares, 0.14% for the Admiral Shares, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.13% for ETF Shares; 0.18% for the Total Stock Market Index Fund Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.06% for Institutional Shares, and 0.09% for ETF Shares.

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

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Six Months Ended June 30, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	12/31/2008	6/30/2009	Period[1]
Based on Hypothetical 5% Yearly Return
Growth
Investor Shares	$1,000.00	$1,023.41	$1.40
Admiral Shares	1,000.00	1,024.05	0.75
Signal Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.05	0.75
Value
Investor Shares	$1,000.00	$1,023.51	$1.30
Admiral Shares	1,000.00	1,024.05	0.75
Signal Shares	1,000.00	1,024.05	0.75
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.05	0.75
Large-Cap
Investor Shares	$1,000.00	$1,023.51	$1.30
Admiral Shares	1,000.00	1,024.10	0.70
Signal Shares	1,000.00	1,024.10	0.70
Institutional Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.15	0.65
Total Stock Market
Investor Shares	$1,000.00	$1,023.90	$0.90
Admiral Shares	1,000.00	1,024.35	0.45
Signal Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.50	0.30
ETF Shares	1,000.00	1,024.35	0.45

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.28% for the Growth Index Fund Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares; 0.26% for the Value Index Fund Investor Shares, 0.15% for Admiral Shares, 0.15% for Signal Shares, 0.09% for Institutional Shares, and 0.15% for ETF Shares; 0.26% for the Large-Cap Index Fund Investor Shares, 0.14% for the Admiral Shares, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.13% for ETF Shares; 0.18% for the Total Stock Market Index Fund Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.06% for Institutional Shares, and 0.09% for ETF Shares.

The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

75

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Growth Index Fund, Value Index Fund, Large-Cap Index Fund, and Total Stock Market Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

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Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees	Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Retired
John J. Brennan[1]	Executive Chief Staff and Marketing Officer for North
Born 1954. Trustee Since May 1987. Chairman of	America and Corporate Vice President of Xerox
the Board. Principal Occupation(s) During the Past	Corporation (photocopiers and printers); Director of
Five Years: Chairman of the Board and	SPX Corporation (multi-industry manufacturing), the
Director/Trustee of The Vanguard Group, Inc.,	United Way of Rochester, the Boy Scouts of America,
and of each of the investment companies served by	Amerigroup Corporation (direct health and medical
The Vanguard Group; Chief Executive Officer	insurance carriers), and Monroe Community College
and President of The Vanguard Group and of each	Foundation.
of the investment companies served by The
Vanguard Group (1996–2008); Chairman of the
Financial Accounting Foundation; Governor of the	Rajiv L. Gupta
Financial Industry Regulatory Authority (FINRA); Director	Born 1945. Trustee Since December 2001.[2] Principal
of United Way of Southeastern Pennsylvania.	Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and
Haas Co. (chemicals); President of Rohm and Haas Co.
F. William McNabb III[1]	(2006–2008); Board Member of American Chemistry
Born 1957. Trustee Since July 2009. Principal	Council; Director of Tyco International, Ltd. (diversified
Occupation(s) During the Past Five Years: Director of	manufacturing and services) and Hewlett-Packard Co.
The Vanguard Group, Inc., since 2008; Chief Executive	(electronic computer manufacturing); Trustee of The
Officer and President of The Vanguard Group and of	Conference Board.
each of the investment companies served by The
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Independent Trustees	Distinguished Professor of Political Science in the
School of Arts and Sciences with Secondary
Charles D. Ellis	Appointments at the Annenberg School for
Born 1937. Trustee Since January 2001. Principal	Communication and the Graduate School of Education
Occupation(s) During the Past Five Years: Applecore	of the University of Pennsylvania; Director of Carnegie
Partners (pro bono ventures in education); Senior	Corporation of New York, Schuylkill River
Advisor to Greenwich Associates (international	Development Corporation, and Greater Philadelphia
business strategy consulting); Successor Trustee	Chamber of Commerce; Trustee of the National
of Yale University; Overseer of the Stern School of	Constitution Center.
Business at New York University; Trustee of the
Whitehead Institute for Biomedical Research.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Retired
Corporate Vice President, Chief Global Diversity Officer,	Thomas J. Higgins[1]
and Member of the Executive Committee of Johnson	Born 1957. Chief Financial Officer Since September
& Johnson (pharmaceuticals/consumer products);	2008. Principal Occupation(s) During the Past Five
Vice President and Chief Information Officer of Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
& Johnson (1997–2005); Director of the University	Financial Officer of each of the investment companies
Medical Center at Princeton and Women’s Research	served by The Vanguard Group since 2008; Treasurer
and Education Institute.	of each of the investment companies served by The
Vanguard Group (1998–2008).

André F. Perold
Born 1952. Trustee Since December 2004. Principal	Kathryn J. Hyatt[1]
Occupation(s) During the Past Five Years: George Gund	Born 1955. Treasurer Since November 2008. Principal
Professor of Finance and Banking, Harvard Business	Occupation(s) During the Past Five Years: Principal of
School; Director and Chairman of UNX, Inc. (equities	The Vanguard Group, Inc.; Treasurer of each of the
trading firm); Chair of the Investment Committee of	investment companies served by The Vanguard
HighVista Strategies LLC (private investment firm).	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam[1]
President, Chief Executive Officer, and Director of	Born 1956. Secretary Since July 2005. Principal
NACCO Industries, Inc. (forklift trucks/housewares/	Occupation(s) During the Past Five Years: Managing
lignite); Director of Goodrich Corporation (industrial	Director of The Vanguard Group, Inc., since 2006;
products/aircraft systems and services).	General Counsel of The Vanguard Group since 2005;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
Peter F. Volanakis	since 2005; Director and Senior Vice President of
Born 1955. Trustee Since July 2009. Principal	Vanguard Marketing Corporation since 2005; Principal
Occupation(s) During the Past Five Years: President	of The Vanguard Group (1997–2006).
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005); Director
of Corning Incorporated and Dow Corning; Trustee of	Vanguard Senior Management Team
the Corning Incorporated Foundation and the Corning
Museum of Glass; Overseer of the Amos Tuck School	R. Gregory Barton	Michael S. Miller
of Business Administration at Dartmouth College.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1	These individuals are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

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the fund’s current prospectus.

You can review and copy information about your fund
The funds or securities referred to herein are not	at the SEC’s Public Reference Room in
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securities. For any such funds or securities, the	at 202-551-8090. Information about your fund is also
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q852 082009

Vanguard® U.S. Stock Index Funds

Large-Cap Index Fund

Statement of Net Assets (unaudited)

As of June 30, 2009

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (9.2%)
	McDonald’s Corp.	402,942	23,165
	The Walt Disney Co.	638,652	14,900
	Home Depot, Inc.	614,067	14,510
	Time Warner Inc.	432,791	10,902
*	Amazon.com, Inc.	123,999	10,374
	Lowe’s Cos., Inc.	531,974	10,326
	Target Corp.	259,023	10,224
	Comcast Corp. Class A	674,305	9,771
	News Corp., Class A	773,864	7,050
	NIKE, Inc. Class B	133,365	6,906
*	Ford Motor Co.	1,009,950	6,130
	Yum! Brands, Inc.	166,211	5,541
	Staples, Inc.	257,996	5,204
*	Liberty Media Corp.	178,409	4,772
	TJX Cos., Inc.	150,494	4,735
	Johnson Controls, Inc.	214,892	4,667
	Comcast Corp. Special Class A	328,169	4,627
*	DIRECTV Group, Inc.	184,002	4,547
*	Viacom Inc. Class B	198,826	4,513
*	Kohl’s Corp.	104,820	4,481
	Best Buy Co., Inc.	127,013	4,254
	Carnival Corp.	158,638	4,088
	Time Warner Cable Inc.	127,262	4,030
*	Starbucks Corp.	266,209	3,698
	Omnicom Group Inc.	112,618	3,556
*	Apollo Group, Inc. Class A	48,923	3,479
	The McGraw-Hill Cos., Inc.	113,954	3,431
	Coach, Inc.	116,116	3,121
	The Gap, Inc.	179,152	2,938
*	Bed Bath & Beyond, Inc.	94,058	2,892
	Marriott International, Inc. Class A	107,862	2,380
	J.C. Penney Co., Inc. (Holding Co.)	76,498	2,196
	H & R Block, Inc.	122,783	2,116
	Mattel, Inc.	129,896	2,085
	Genuine Parts Co.	57,763	1,939
	Sherwin-Williams Co.	36,034	1,937

	Fortune Brands, Inc.	54,363	1,889
*	AutoZone Inc.	12,446	1,881
*	O’Reilly Automotive, Inc.	48,743	1,856
	Ross Stores, Inc.	46,808	1,807
	Macy’s Inc.	152,262	1,791
	VF Corp.	31,879	1,764
	International Game Technology	106,939	1,700
	Cablevision Systems NY Group Class A	87,229	1,693
	Tim Hortons, Inc.	65,776	1,614
*	Priceline.com, Inc.	14,116	1,575
	Darden Restaurants Inc.	47,155	1,555
	CBS Corp.	213,992	1,481
	Starwood Hotels & Resorts Worldwide, Inc.	66,248	1,471
	BorgWarner, Inc.	41,825	1,428
	Advance Auto Parts, Inc.	34,254	1,421
*	ITT Educational Services, Inc.	14,027	1,412
*	Dollar Tree, Inc.	32,777	1,380
	Harley-Davidson, Inc.	84,476	1,369
	Family Dollar Stores, Inc.	48,067	1,360
*,^	Sears Holdings Corp.	20,169	1,342
*	GameStop Corp. Class A	56,345	1,240
*	DISH Network Corp.	75,445	1,223
	Limited Brands, Inc.	99,276	1,188
*	CarMax, Inc.	79,612	1,170
	Nordstrom, Inc.	58,552	1,165
	DeVry, Inc.	23,273	1,165

1

			Market
			Value•
		Shares	($000)
	Whirlpool Corp.	26,735	1,138
	Tiffany & Co.	44,595	1,131
	Strayer Education, Inc.	5,087	1,110
	Hasbro, Inc.	45,376	1,100
*	Discovery Communications Inc. Class A	48,281	1,089
	Polo Ralph Lauren Corp.	20,230	1,083
*	Expedia, Inc.	70,882	1,071
	Newell Rubbermaid, Inc.	100,187	1,043
*	Discovery Communications Inc. Class C	50,792	1,043
	Garmin Ltd.	43,331	1,032
*	Liberty Media Corp.-Interactive Series A	204,285	1,023
	PetSmart, Inc.	45,919	985
	D. R. Horton, Inc.	102,636	961
	American Eagle Outfitters, Inc.	66,839	947
*	Urban Outfitters, Inc.	45,286	945
	Virgin Media Inc.	101,042	945
*	The Goodyear Tire & Rubber Co.	82,985	934
*	Wynn Resorts Ltd.	26,429	933
*,^	Las Vegas Sands Corp.	114,290	898
	Scripps Networks Interactive	32,107	894
*	Interpublic Group of Cos., Inc.	173,466	876
	Autoliv, Inc.	30,301	872
	The Stanley Works	25,567	865
*	Toll Brothers, Inc.	49,380	838
*	NVR, Inc.	1,662	835
	Leggett & Platt, Inc.	53,967	822
	Abercrombie & Fitch Co.	31,374	797
*	Liberty Global, Inc. Class A	49,313	784
	Wyndham Worldwide Corp.	64,550	782
	Washington Post Co. Class B	2,213	779
*	LKQ Corp.	45,662	751
*	Mohawk Industries, Inc.	21,025	750
*	Netflix.com, Inc.	18,103	748
*	AutoNation, Inc.	41,682	723
*	Liberty Global, Inc. Series C	45,471	719
	Pulte Homes, Inc.	79,599	703
*	Penn National Gaming, Inc.	23,866	695
	Royal Caribbean Cruises, Ltd.	50,261	681
*	Marvel Entertainment, Inc.	18,662	664
	Brinker International, Inc.	36,843	627
	Black & Decker Corp.	21,617	620
	Burger King Holdings Inc.	33,966	587
	Foot Locker, Inc.	55,757	584
	Wendy’s/Arby’s Group, Inc.	143,822	575
*	MGM Mirage, Inc.	83,052	531
	Guess ?, Inc.	20,368	525
*	Chipotle Mexican Grill, Inc. Class B	6,718	469
	Lennar Corp. Class A	46,683	452
	Harman International Industries, Inc.	23,976	451
	News Corp., Class B	41,996	444
*	Chipotle Mexican Grill, Inc.	5,245	420
*	Lamar Advertising Co. Class A	26,410	403
	WABCO Holdings Inc.	22,532	399
	Centex Corp.	45,545	385
	Weight Watchers International, Inc.	12,625	325
	Eastman Kodak Co.	95,950	284
*	Clear Channel Outdoor Holdings, Inc. Class A	14,153	75
*	Krispy Kreme Doughnuts, Inc. Warrants Exp. 3/2/12	20	—

			297,570
Consumer Staples (11.3%)
	The Procter & Gamble Co.	1,060,633	54,198
	Wal-Mart Stores, Inc.	851,719	41,257
	The Coca-Cola Co.	753,885	36,179
	Philip Morris International Inc.	725,196	31,633
	PepsiCo, Inc.	563,156	30,951
	CVS Caremark Corp.	520,107	16,576
	Kraft Foods Inc.	531,992	13,481
	Colgate-Palmolive Co.	182,576	12,915
	Altria Group, Inc.	746,283	12,232
	Walgreen Co.	357,075	10,498
	Kimberly-Clark Corp.	149,588	7,843
	Costco Wholesale Corp.	156,619	7,157
	General Mills, Inc.	118,766	6,653
	Archer-Daniels-Midland Co.	209,324	5,604
	The Kroger Co.	224,609	4,953
	Sysco Corp.	213,172	4,792
	Kellogg Co.	96,616	4,499
	Lorillard, Inc.	60,703	4,114
	H.J. Heinz Co.	113,979	4,069
	Avon Products, Inc.	154,139	3,974
	Safeway, Inc.	155,419	3,166
	ConAgra Foods, Inc.	162,035	3,088
	The Clorox Co.	50,379	2,813
	Bunge Ltd.	44,001	2,651
	Reynolds American Inc.	63,309	2,445
	Sara Lee Corp.	238,687	2,330
	Molson Coors Brewing Co. Class B	54,784	2,319
	Campbell Soup Co.	78,074	2,297
	J.M. Smucker Co.	42,845	2,085
	The Hershey Co.	57,215	2,060
*	Dr. Pepper Snapple Group, Inc.	91,949	1,948
	The Pepsi Bottling Group, Inc.	53,561	1,813
	Coca-Cola Enterprises, Inc.	106,030	1,765
	McCormick & Co., Inc.	42,401	1,379
	Church & Dwight, Inc.	25,359	1,377

2

			Market
			Value•
		Shares	($000)
	Tyson Foods, Inc.	105,854	1,335
	The Estee Lauder Cos. Inc. Class A	40,664	1,328
*	Dean Foods Co.	65,325	1,254
*	Ralcorp Holdings, Inc.	20,557	1,252
	Brown-Forman Corp. Class B	29,003	1,247
*	Energizer Holdings, Inc.	23,285	1,216
	SUPERVALU Inc.	76,699	993
	Whole Foods Market, Inc.	50,556	960
	Hormel Foods Corp.	26,840	927
*	Constellation Brands, Inc. Class A	70,602	895
*	Hansen Natural Corp.	28,135	867
	Alberto-Culver Co.	32,029	815
	Flowers Foods, Inc.	30,296	662
*	Smithfield Foods, Inc.	46,954	656
	PepsiAmericas, Inc.	23,147	621
*	Mead Johnson Nutrition Co.	11,817	375
			362,517
Energy (12.3%)
	ExxonMobil Corp.	1,788,239	125,016
	Chevron Corp.	725,369	48,056
	Schlumberger Ltd.	432,937	23,426
	ConocoPhillips Co.	509,282	21,420
	Occidental Petroleum Corp.	293,163	19,293
	Apache Corp.	121,007	8,731
*	Transocean Ltd.	115,588	8,587
	Devon Energy Corp.	152,551	8,314
	Anadarko Petroleum Corp.	180,508	8,193
	Marathon Oil Corp.	255,621	7,702
	XTO Energy, Inc.	199,253	7,600
	Halliburton Co.	324,614	6,720
	EOG Resources, Inc.	90,398	6,140
	Hess Corp.	106,321	5,715
*	Weatherford International Ltd.	252,244	4,934
*	National Oilwell Varco Inc.	150,824	4,926
*	Southwestern Energy Co.	124,464	4,835
	Chesapeake Energy Corp.	209,025	4,145
	Baker Hughes Inc.	111,393	4,059
	Spectra Energy Corp.	232,765	3,938
	Noble Energy, Inc.	62,471	3,684
	Murphy Oil Corp.	65,544	3,560
	Valero Energy Corp.	201,610	3,405
	Williams Cos., Inc.	209,246	3,266
	Peabody Energy Corp.	96,643	2,915
*	Noble Corp.	94,583	2,861
	Range Resources Corp.	56,561	2,342
	El Paso Corp.	253,239	2,337
*	Cameron International Corp.	78,509	2,222
	CONSOL Energy, Inc.	65,400	2,221
*	Petrohawk Energy Corp.	99,438	2,217
*	Ultra Petroleum Corp.	54,706	2,134
	Diamond Offshore Drilling, Inc.	25,142	2,088
	Smith International, Inc.	79,331	2,043
	ENSCO International, Inc.	51,369	1,791
*	FMC Technologies Inc.	45,234	1,700
*	Nabors Industries, Inc.	103,076	1,606
*	Pride International, Inc.	62,685	1,571
*	Newfield Exploration Co.	47,889	1,565

	BJ Services Co.	105,779	1,442
*	Denbury Resources, Inc.	89,495	1,318
*	Plains Exploration & Production Co.	43,535	1,191
*	Kinder Morgan Management, LLC	26,068	1,178
	Helmerich & Payne, Inc.	38,071	1,175
	Cabot Oil & Gas Corp.	37,444	1,147
	Pioneer Natural Resources Co.	41,894	1,068
	Sunoco, Inc.	42,188	979
*	Oceaneering International, Inc.	19,824	896
	Cimarex Energy Co.	30,041	851
*	EXCO Resources, Inc.	65,089	841
	Arch Coal, Inc.	51,679	794
	Tidewater Inc.	18,484	792
	Rowan Cos., Inc.	40,832	789
*	Dresser Rand Group, Inc.	29,744	776
	Patterson-UTI Energy, Inc.	55,410	713
*	Alpha Natural Resources, Inc.	25,764	677
	Tesoro Corp.	49,786	634
	Massey Energy Co.	30,805	602
*	Forest Oil Corp.	37,511	560
	Frontier Oil Corp.	38,029	499
*	Quicksilver Resources, Inc.	42,558	395
*	SandRidge Energy, Inc.	46,162	393
*	Exterran Holdings, Inc.	21,208	340
*	Continental Resources, Inc.	12,202	339
*	CNX Gas Corp.	11,109	292
			397,959
Financials (13.8%)
	JPMorgan Chase & Co.	1,350,794	46,076
	Bank of America Corp.	3,097,107	40,882
	Wells Fargo & Co.	1,583,131	38,407
	The Goldman Sachs Group, Inc.	172,829	25,482
	U.S. Bancorp	687,234	12,315
	Bank of New York Mellon Corp.	415,937	12,191
	Morgan Stanley	426,410	12,157
*	Berkshire Hathaway Inc. Class B	3,988	11,548
	American Express Co.	377,739	8,779
	The Travelers Cos., Inc.	211,549	8,682
	MetLife, Inc.	287,153	8,617
	State Street Corp.	175,809	8,298
	CME Group, Inc.	21,800	6,782

3

		Market
		Value•
	Shares	($000)
Charles Schwab Corp.	355,856	6,242
PNC Financial Services Group	160,145	6,215
Prudential Financial, Inc.	165,253	6,151
ACE Ltd.	120,807	5,343
AFLAC Inc.	169,072	5,256
Simon Property Group, Inc. REIT	100,603	5,174
The Chubb Corp.	128,827	5,138
BB&T Corp.	229,786	5,051
The Allstate Corp.	183,993	4,489
Franklin Resources, Inc.	59,020	4,250
Northern Trust Corp.	77,765	4,174
T. Rowe Price Group Inc.	92,685	3,862
Marsh & McLennan Cos., Inc.	186,298	3,750
Capital One Financial Corp.	163,636	3,580
* Progressive Corp. of Ohio	232,275	3,510
Loews Corp.	125,965	3,451
^ Citigroup Inc.	1,130,321	3,357
Aon Corp.	87,701	3,321
Public Storage, Inc. REIT	45,989	3,011
Annaly Capital Management Inc. REIT	197,240	2,986
SunTrust Banks, Inc.	168,476	2,771
Invesco, Ltd.	149,088	2,657
NYSE Euronext	95,856	2,612
Vornado Realty Trust REIT	57,047	2,569
* IntercontinentalExchange Inc.	22,355	2,554
Boston Properties, Inc. REIT	49,233	2,348
Hudson City Bancorp, Inc.	170,812	2,270
Ameriprise Financial, Inc.	92,243	2,239
Equity Residential REIT	98,863	2,198
The Principal Financial Group, Inc.	112,543	2,120
HCP, Inc. REIT	98,732	2,092
Moody’s Corp.	72,499	1,910
Unum Group	119,996	1,903
People’s United Financial Inc.	126,002	1,895
Fifth Third Bancorp	263,116	1,868
Lincoln National Corp.	107,109	1,843
Host Hotels & Resorts Inc. REIT	214,726	1,802
Plum Creek Timber Co. Inc. REIT	60,144	1,791
Discover Financial Services	173,192	1,779
* SLM Corp.	169,269	1,738
Ventas, Inc. REIT	56,581	1,690
* TD Ameritrade Holding Corp.	94,851	1,664
Avalonbay Communities, Inc. REIT	28,860	1,614
Regions Financial Corp.	396,936	1,604
Everest Re Group, Ltd.	22,181	1,588
Willis Group Holdings Ltd.	60,257	1,550
* Leucadia National Corp.	68,723	1,449
^ M & T Bank Corp.	27,540	1,403
The Hartford Financial Services Group Inc.	117,316	1,393
BlackRock, Inc.	7,852	1,377
XL Capital Ltd. Class A	119,789	1,373
Health Care Inc. REIT	39,370	1,343
KeyCorp	253,887	1,330
PartnerRe Ltd.	20,417	1,326
Axis Capital Holdings Ltd.	48,717	1,275
New York Community Bancorp, Inc.	118,761	1,270
Kimco Realty Corp. REIT	124,593	1,252

	Legg Mason Inc.	51,355	1,252
	Cincinnati Financial Corp.	55,866	1,249
	ProLogis REIT	152,089	1,226
	Comerica, Inc.	54,909	1,161
	Torchmark Corp.	30,745	1,139
	W.R. Berkley Corp.	52,573	1,129
	Federal Realty Investment Trust REIT	21,291	1,097
	Fidelity National Financial, Inc. Class A	79,930	1,081
*	Nasdaq OMX Group, Inc.	50,594	1,078
	Eaton Vance Corp.	39,638	1,060
	Rayonier Inc. REIT	28,475	1,035
	Renaissance Re Holdings Ltd.	22,057	1,027
	Assurant, Inc.	42,523	1,024
	American International Group, Inc.	875,885	1,016
	HCC Insurance Holdings, Inc.	41,488	996
	Regency Centers Corp. REIT	28,491	995
*	Markel Corp.	3,392	956
	AMB Property Corp. REIT	50,718	954
	Nationwide Health Properties, Inc. REIT	36,902	950
	Digital Realty Trust, Inc. REIT	26,137	937
	First Horizon National Corp.	77,334	928
	Reinsurance Group of America, Inc.	26,315	919
*	Arch Capital Group Ltd.	15,230	892
	Cullen/Frost Bankers, Inc.	19,302	890
*	The St. Joe Co.	33,331	883
	SEI Investments Co.	48,495	875
*	Affiliated Managers Group, Inc.	14,909	868
	Brown & Brown, Inc.	43,299	863
	Transatlantic Holdings, Inc.	19,327	837
	Realty Income Corp. REIT	37,861	830
	Liberty Property Trust REIT	35,881	827
	Old Republic International Corp.	83,922	827

4

			Market
			Value•
		Shares	($000)
	Huntington Bancshares Inc.	194,205	812
	Federated Investors, Inc.	33,466	806
*	Jefferies Group, Inc.	35,460	756
	Commerce Bancshares, Inc.	23,312	742
	First American Corp.	28,420	736
*	CB Richard Ellis Group, Inc.	78,448	734
	Duke Realty Corp. REIT	77,205	677
	White Mountains Insurance Group Inc.	2,864	656
	Camden Property Trust REIT	23,577	651
	Janus Capital Group Inc.	56,801	648
	Raymond James Financial, Inc.	35,324	608
	Marshall & Ilsley Corp.	121,809	585
	American Financial Group, Inc.	27,071	584
	City National Corp.	15,576	574
	Weingarten Realty Investors REIT	39,358	571
	UDR, Inc. REIT	54,193	560
	TCF Financial Corp.	41,590	556
	Associated Banc-Corp.	44,364	555
	The Macerich Co. REIT	28,249	498
	Hospitality Properties Trust REIT	40,579	483
	Zions Bancorp	39,934	462
	Greenhill & Co., Inc.	5,613	405
	TFS Financial Corp.	33,919	360
	Mercury General Corp.	9,914	331
	BOK Financial Corp.	8,521	321
	Odyssey Re Holdings Corp.	7,738	309
	Synovus Financial Corp.	102,733	307
	Capitol Federal Financial	7,960	305
	Validus Holdings, Ltd.	12,839	282
			443,662
Health Care (13.8%)
	Johnson & Johnson	1,000,839	56,848
	Pfizer Inc.	2,441,070	36,616
	Abbott Laboratories	559,217	26,306
	Wyeth	481,793	21,869
	Merck & Co., Inc.	765,572	21,405
*	Amgen Inc.	378,822	20,055
*	Gilead Sciences, Inc.	329,452	15,432
	Schering-Plough Corp.	588,807	14,791
	Bristol-Myers Squibb Co.	716,838	14,559
	Medtronic, Inc.	404,916	14,127
	Eli Lilly & Co.	370,606	12,838
	Baxter International, Inc.	222,073	11,761
	UnitedHealth Group Inc.	440,278	10,998
*	WellPoint Inc.	180,503	9,186
*	Medco Health Solutions, Inc.	177,926	8,115
*	Celgene Corp.	166,142	7,948
*	Covidien PLC	182,557	6,835
*	Express Scripts Inc.	93,100	6,401
*	Thermo Fisher Scientific, Inc.	151,902	6,193
	Becton, Dickinson & Co.	86,735	6,185
*	Boston Scientific Corp.	543,922	5,515
*	Genzyme Corp.	97,769	5,443
	Allergan, Inc.	109,827	5,226
*	St. Jude Medical, Inc.	124,625	5,122
*	Biogen Idec Inc.	107,767	4,866
	McKesson Corp.	99,188	4,364
	Stryker Corp.	107,713	4,280

	Aetna Inc.	167,004	4,183
	Cardinal Health, Inc.	130,231	3,979
*	Zimmer Holdings, Inc.	81,107	3,455
	Quest Diagnostics, Inc.	58,560	3,305
*	Forest Laboratories, Inc.	109,333	2,745
	C.R. Bard, Inc.	36,014	2,681
*	Laboratory Corp. of America Holdings	39,217	2,659
*	Life Technologies Corp.	62,800	2,620
	CIGNA Corp.	98,245	2,367
*	Intuitive Surgical, Inc.	14,206	2,325
*	Hospira, Inc.	57,863	2,229
*	Vertex Pharmaceuticals, Inc.	58,414	2,082
*	Humana Inc.	61,119	1,972
	AmerisourceBergen Corp.	109,985	1,951
*	DaVita, Inc.	37,595	1,859
*	Waters Corp.	35,599	1,832
*	Illumina, Inc.	43,933	1,711
*	Varian Medical Systems, Inc.	45,054	1,583
	DENTSPLY International Inc.	51,147	1,561
*	Cerner Corp.	24,862	1,549
*	Henry Schein, Inc.	32,292	1,548
*	Cephalon, Inc.	26,724	1,514
*	Mylan Inc.	110,449	1,441
*	Millipore Corp.	19,974	1,402
*	Edwards Lifesciences Corp.	20,254	1,378
*	Hologic, Inc.	92,848	1,321
	Beckman Coulter, Inc.	22,901	1,309
*	Myriad Genetics, Inc.	34,283	1,222
*	Watson Pharmaceuticals, Inc.	35,945	1,211
*	Alexion Pharmaceuticals, Inc.	29,449	1,211
*	Covance, Inc.	22,833	1,123
*	ResMed Inc.	27,396	1,116
	Omnicare, Inc.	42,759	1,101
*	Coventry Health Care Inc.	53,811	1,007
*	IDEXX Laboratories, Inc.	21,459	991
*	Inverness Medical Innovations, Inc.	26,936	958
*	Mettler-Toledo International Inc.	12,126	936
	Pharmaceutical Product Development, Inc.	38,412	892
*	King Pharmaceuticals, Inc.	88,961	857
*	Community Health Systems, Inc.	33,092	836
	IMS Health, Inc.	65,684	834
	Techne Corp.	12,838	819

5

			Market
			Value•
		Shares	($000)
*	Gen-Probe Inc.	18,994	816
*	Charles River Laboratories, Inc.	24,179	816
	Perrigo Co. (U.S.Shares)	28,198	783
*	Endo Pharmaceuticals Holdings, Inc.	42,356	759
*	Patterson Companies, Inc.	32,889	714
*	Amylin Pharmaceuticals, Inc.	49,486	668
*	Lincare Holdings, Inc.	26,974	634
*	Health Net Inc.	37,444	582
*	Kinetic Concepts, Inc.	19,294	526
*	Warner Chilcott Ltd.	36,208	476
*	Abraxis BioScience	2,839	105
*	Myriad Pharmaceuticals Inc.	8,552	40
			443,878
Industrials (9.9%)
	General Electric Co.	3,824,847	44,827
	United Technologies Corp.	324,667	16,870
	3M Co.	238,705	14,346
	United Parcel Service, Inc.	245,113	12,253
	The Boeing Co.	249,878	10,620
	Lockheed Martin Corp.	121,513	9,800
	Union Pacific Corp.	182,231	9,487
	Burlington Northern Santa Fe Corp.	122,969	9,043
	Emerson Electric Co.	273,192	8,851
	Honeywell International Inc.	253,036	7,945
	Caterpillar, Inc.	217,883	7,199
	General Dynamics Corp.	118,821	6,582
	Raytheon Co.	144,869	6,437
	Deere & Co.	152,818	6,105
	Danaher Corp.	98,077	6,055
	FedEx Corp.	107,157	5,960
	Illinois Tool Works, Inc.	153,720	5,740
	Northrop Grumman Corp.	112,546	5,141
	CSX Corp.	144,392	5,000
	Norfolk Southern Corp.	132,446	4,989
	Waste Management, Inc.	168,899	4,756
	Tyco International Ltd.	171,171	4,447
	PACCAR, Inc.	124,834	4,058
	Precision Castparts Corp.	50,503	3,688
	Fluor Corp.	65,752	3,372
	Republic Services, Inc. Class A	136,709	3,337
	C.H. Robinson Worldwide Inc.	61,321	3,198
	L-3 Communications Holdings, Inc.	42,966	2,981
	ITT Industries, Inc.	62,584	2,785
*	First Solar, Inc.	16,314	2,645
	Expeditors International of Washington, Inc.	76,841	2,562
	Eaton Corp.	56,732	2,531
	Parker Hannifin Corp.	58,134	2,497
	Cummins Inc.	69,277	2,439
	Ingersoll-Rand Co.	115,531	2,415
	Rockwell Collins, Inc.	57,278	2,390
	Goodrich Corp.	44,821	2,240
	Dover Corp.	67,352	2,229
*	Iron Mountain, Inc.	65,493	1,883
	Cooper Industries, Inc. Class A	60,624	1,882
	W.W. Grainger, Inc.	22,984	1,882
*	Jacobs Engineering Group Inc.	44,556	1,875
	Southwest Airlines Co.	268,212	1,805
*	McDermott International, Inc.	82,602	1,678

*	Quanta Services, Inc.	71,246	1,648
	Rockwell Automation, Inc.	51,208	1,645
	Pitney Bowes, Inc.	74,714	1,639
	Fastenal Co.	48,357	1,604
	The Dun & Bradstreet Corp.	19,194	1,559
*	Stericycle, Inc.	29,388	1,514
*	URS Corp.	30,269	1,499
	Roper Industries Inc.	32,486	1,472
*	Delta Air Lines Inc.	253,509	1,468
	Flowserve Corp.	20,261	1,414
	AMETEK, Inc.	38,607	1,335
	Joy Global Inc.	37,015	1,322
	Masco Corp.	130,640	1,252
	Robert Half International, Inc.	52,103	1,231
	Equifax, Inc.	45,778	1,195
	Manpower Inc.	28,189	1,194
	Pall Corp.	42,760	1,136
	Cintas Corp.	49,700	1,135
*	Foster Wheeler AG	45,811	1,088
	KBR Inc.	58,411	1,077
*	Navistar International Corp.	23,122	1,008
*	Alliant Techsystems, Inc.	11,898	980
	J.B. Hunt Transport Services, Inc.	31,787	970
*	AGCO Corp.	33,230	966
	SPX Corp.	19,670	963
*	Aecom Technology Corp.	29,998	960
*	FTI Consulting, Inc.	18,361	931
	Textron, Inc.	96,107	928
*	IHS Inc. Class A	18,595	927
	Donaldson Co., Inc.	26,204	908
*	Copart, Inc.	25,571	887
	Avery Dennison Corp.	34,513	886
	Pentair, Inc.	33,811	866
	R.R. Donnelley & Sons Co.	74,310	864
*	Shaw Group, Inc.	30,163	827
	Harsco Corp.	29,067	823
	Bucyrus International, Inc.	27,100	774
*	Covanta Holding Corp.	44,634	757

6

			Market
			Value•
		Shares	($000)
	MSC Industrial
	Direct Co., Inc. Class A	15,922	565
	Ryder System, Inc.	19,952	557
*	Kansas City Southern	33,340	537
*	Hertz Global Holdings Inc.	64,940	519
*	Spirit Aerosystems Holdings Inc.	37,360	513
*,^	SunPower Corp. Class A	19,066	508
*	Monster Worldwide Inc.	42,594	503
*	Terex Corp.	38,438	464
*	AMR Corp.	100,439	404
*	SunPower Corp. Class B	15,268	366
*	Owens Corning Inc.	28,008	358
			317,771
Information Technology (18.4%)
	Microsoft Corp.	2,895,668	68,830
	International Business Machines Corp.	485,591	50,705
*	Apple Inc.	322,309	45,906
*	Cisco Systems, Inc.	2,112,417	39,375
*	Google Inc.	86,955	36,659
	Hewlett-Packard Co.	871,229	33,673
	Intel Corp.	2,012,856	33,313
	Oracle Corp.	1,460,948	31,294
	QUALCOMM Inc.	596,569	26,965
	Visa Inc.	162,366	10,109
	Texas Instruments, Inc.	462,410	9,849
*	EMC Corp.	738,451	9,674
	Corning, Inc.	562,722	9,037
*	Dell Inc.	633,311	8,695
*	Yahoo! Inc.	477,001	7,470
	Accenture Ltd.	219,751	7,353
*	eBay Inc.	394,495	6,758
	Automatic Data Processing, Inc.	182,904	6,482
	Motorola, Inc.	823,619	5,461
*	Adobe Systems, Inc.	189,520	5,363
	MasterCard, Inc. Class A	32,018	5,357
	Applied Materials, Inc.	481,654	5,284
*	Symantec Corp.	296,753	4,617
*	Juniper Networks, Inc.	191,372	4,516
	Western Union Co.	256,865	4,213
*	Broadcom Corp.	154,109	3,820
*	Intuit, Inc.	110,099	3,100
*	Tyco Electronics Ltd.	165,985	3,086
	Paychex, Inc.	117,670	2,965
*	Cognizant Technology Solutions Corp.	105,547	2,818
*	Activision Blizzard, Inc.	216,037	2,729
*	Fiserv, Inc.	57,986	2,650
	CA, Inc.	150,474	2,623
	Analog Devices, Inc.	105,512	2,615
*	Agilent Technologies, Inc.	127,244	2,584
*	Electronic Arts Inc.	116,656	2,534
*	Sun Microsystems, Inc.	269,434	2,484
*	Computer Sciences Corp.	54,907	2,432
*	NetApp, Inc.	119,664	2,360
*	McAfee Inc.	55,312	2,334
*	BMC Software, Inc.	66,676	2,253
*	Marvell Technology Group Ltd.	188,851	2,198
*	NVIDIA Corp.	194,487	2,196

*	Western Digital Corp.	80,638	2,137
*	Citrix Systems, Inc.	65,844	2,100
	Xilinx, Inc.	99,343	2,033
	Xerox Corp.	313,419	2,031
	Amphenol Corp. Class A	61,756	1,954
	Linear Technology Corp.	80,370	1,877
	Seagate Technology	177,256	1,854
	Maxim Integrated Products, Inc.	110,373	1,732
	Altera Corp.	106,243	1,730
*	Autodesk, Inc.	82,056	1,557
	KLA-Tencor Corp.	61,194	1,545
*	Micron Technology, Inc.	303,657	1,537
*	salesforce.com, inc.	39,598	1,511
*	Teradata Corp.	63,715	1,493
	Microchip Technology, Inc.	65,982	1,488
*	Affiliated Computer Services, Inc. Class A	32,885	1,461
*	MEMC Electronic Materials, Inc.	81,360	1,449
*	Red Hat, Inc.	68,847	1,386
	Fidelity National Information Services, Inc.	68,848	1,374
	Harris Corp.	48,397	1,373
*	SAIC, Inc.	73,175	1,357
*	VeriSign, Inc.	69,354	1,282
*	Flextronics International Ltd.	293,313	1,206
*	SanDisk Corp.	81,915	1,203
*	LAM Research Corp.	45,542	1,184
*	Akamai Technologies, Inc.	61,190	1,174
*	Avnet, Inc.	54,556	1,147
*	FLIR Systems, Inc.	49,879	1,125
	Global Payments Inc.	29,051	1,088
*	LSI Corp.	232,896	1,062
	National Semiconductor Corp.	82,987	1,041
*	ANSYS, Inc.	32,556	1,014
*	Synopsys, Inc.	51,467	1,004
*	Equinix, Inc.	13,708	997
*	Alliance Data Systems Corp.	23,235	957
	Lender Processing Services, Inc.	34,365	954
*	Ingram Micro, Inc. Class A	53,737	940
*	Sybase, Inc.	29,418	922
*	Arrow Electronics, Inc.	43,110	916
*	Hewitt Associates, Inc.	30,527	909
*	Nuance Communications, Inc.	71,862	869
*	Advanced Micro Devices, Inc.	219,777	851

7

			Market
			Value•
		Shares	($000)
*	Trimble Navigation Ltd.	43,299	850
*	Cree, Inc.	28,906	850
	Broadridge Financial Solutions LLC	50,949	845
*	Metavante Technologies	32,615	843
	FactSet Research Systems Inc.	16,243	810
	Total System Services, Inc.	60,317	808
*	Tellabs, Inc.	136,270	781
*	Dolby Laboratories Inc.	18,810	701
*	NCR Corp.	57,273	678
*	Novellus Systems, Inc.	35,059	585
	Intersil Corp.	44,627	561
*	IAC/InterActiveCorp	34,732	557
*	Cadence Design Systems, Inc.	92,899	548
*	DST Systems, Inc.	14,537	537
	Jabil Circuit, Inc.	65,955	489
*	VMware Inc.	17,603	480
*	Lexmark International, Inc.	28,171	447
	Molex, Inc. Class A	27,043	389
	Molex, Inc.	22,187	345
			593,667
Materials (3.5%)
	Monsanto Co.	198,034	14,722
	E.I. du Pont de Nemours & Co.	326,571	8,367
	Praxair, Inc.	111,008	7,889
	Freeport-McMoRan Copper& Gold, Inc. Class B
		148,978	7,465
	Newmont Mining Corp.
	(Holding Co.)	173,028	7,072
	Dow Chemical Co.	382,594	6,175
	Nucor Corp.	113,452	5,041
	Air Products &
	Chemicals, Inc.	75,763	4,894
	Alcoa Inc.	343,492	3,548
	Ecolab, Inc.	86,312	3,365
	PPG Industries, Inc.	59,504	2,612
	The Mosaic Co.	56,294	2,494
	Weyerhaeuser Co.	76,569	2,330
	International Paper Co.	147,282	2,228
	Sigma-Aldrich Corp.	43,996	2,180
	Vulcan Materials Co.	44,053	1,899
	United States Steel Corp.	50,628	1,809
*	Owens-Illinois, Inc.	60,513	1,695
	Ball Corp.	32,250	1,456
*	Crown Holdings, Inc.	57,643	1,392
	Celanese Corp. Series A	51,972	1,234
	CF Industries Holdings, Inc.	16,605	1,231
	FMC Corp.	24,920	1,179
	Martin Marietta Materials, Inc.	14,924	1,177
	Lubrizol Corp.	24,285	1,149
	Cliffs Natural Resources Inc.	46,584	1,140
	Allegheny Technologies Inc.	31,780	1,110
	Airgas, Inc.	26,600	1,078
	Sealed Air Corp.	57,099	1,054
*	Pactiv Corp.	47,385	1,028
	MeadWestvaco Corp.	61,549	1,010
	Steel Dynamics, Inc.	68,140	1,004
	Eastman Chemical Co.	26,260	995
	International Flavors & Fragrances, Inc.	28,613	936

	Reliance Steel & Aluminum Co.	23,874	917
	Bemis Co., Inc.	35,845	903
	Terra Industries, Inc.	35,932	870
	Sonoco Products Co.	35,949	861
	Nalco Holding Co.	49,748	838
	Valspar Corp.	34,486	777
	AK Steel Holding Corp.	40,025	768
	Walter Industries, Inc.	19,634	712
	Albemarle Corp.	26,316	673
	Commercial Metals Co.	40,633	651
	Scotts Miracle-Gro Co.	16,652	584
	Titanium Metals Corp.	42,366	389
			112,901
Other (0.1%)
2	Miscellaneous Securities		2,151

Telecommunication Services (3.4%)
	AT&T Inc.	2,132,727	52,977
	Verizon Communications Inc.	1,027,927	31,588
*	Sprint Nextel Corp.	1,006,002	4,839
*	American Tower Corp. Class A	143,481	4,524
*	Crown Castle International Corp.	104,394	2,508
	Qwest Communications International Inc.	557,461	2,313
	Embarq Corp.	51,623	2,171
	Windstream Corp.	159,759	1,336
*	MetroPCS Communications Inc.	89,182	1,187
*	NII Holdings Inc.	59,999	1,144
	CenturyTel, Inc.	35,867	1,101
*	SBA Communications Corp.	38,412	943
*	Level 3 Communications, Inc.	583,762	882
	Frontier Communications Corp.	112,333	802
*	Leap Wireless International, Inc.	22,293	734
	Telephone & Data Systems, Inc.	18,705	529
	Telephone & Data Systems, Inc. -
	Special Common Shares	17,565	456
*	U.S. Cellular Corp.	6,927	266
			110,300

8

			Market
			Value•
		Shares	($000)
Utilities (4.1%)
	Exelon Corp.	238,134	12,195
	Southern Co.	281,365	8,767
	FPL Group, Inc.	140,712	8,001
	Dominion Resources, Inc.	211,113	7,055
	Duke Energy Corp.	460,198	6,714
	Public Service Enterprise Group, Inc.	182,881	5,967
	Entergy Corp.	68,393	5,302
	PG&E Corp.	132,296	5,085
	American Electric Power Co., Inc.	168,451	4,867
	PPL Corp.	135,642	4,471
	FirstEnergy Corp.	110,387	4,277
	Sempra Energy	83,740	4,156
	Progress Energy, Inc.	99,722	3,772
	Consolidated Edison Inc.	99,186	3,712
	Edison International	111,788	3,517
	Xcel Energy, Inc.	162,707	2,995
*	AES Corp.	241,222	2,801
*	NRG Energy, Inc.	85,428	2,218
	Questar Corp.	62,811	1,951
	Ameren Corp.	76,844	1,913
	DTE Energy Co.	59,113	1,892
	Constellation Energy Group, Inc.	64,893	1,725
	Wisconsin Energy Corp.	42,323	1,723
	EQT Corp.	45,025	1,572
	Allegheny Energy, Inc.	61,186	1,569
	Northeast Utilities	62,299	1,390
*	Calpine Corp.	124,460	1,388
	CenterPoint Energy Inc.	119,783	1,327
	SCANA Corp.	40,400	1,312
	NSTAR	38,611	1,240
	MDU Resources Group, Inc.	63,230	1,199
	NiSource, Inc.	99,225	1,157
	Pinnacle West Capital Corp.	36,427	1,098
	ONEOK, Inc.	36,221	1,068
	Pepco Holdings, Inc.	78,261	1,052
	Alliant Energy Corp.	39,985	1,045
	UGI Corp. Holding Co.	39,068	996
	CMS Energy Corp.	82,052	991
	Energen Corp.	24,617	982
	OGE Energy Corp.	34,388	974
	DPL Inc.	41,877	970
	National Fuel Gas Co.	25,957	937
	NV Energy Inc.	84,363	910
*	Mirant Corp.	56,693	892
	Aqua America, Inc.	48,814	874
	TECO Energy, Inc.	73,206	873
	Integrys Energy Group, Inc.	27,524	825
	American Water Works Co., Inc.	34,882	667
*	RRI Energy, Inc.	125,899	631
*	Dynegy, Inc.	181,321	412
			133,427

Total Common Stocks
(Cost $3,913,458)			3,215,803
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.4%)
3,4	Vanguard Market
	Liquidity Fund,
	0.395%	15,039,929	15,040

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Federal Home Loan
	Mortgage Corp.,
	0.361%, 11/2/09	2,000	1,998
Total Temporary Cash Investments
(Cost $17,038)			17,038
Total Investments (100.3%)
(Cost $3,930,496)			3,232,841
Other Assets and Liabilities (–0.3%)
Other Assets			12,349
Liabilities[4]			(22,272)
			(9,923)
Net Assets (100%)			3,222,918

9

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	4,080,686
Undistributed Net Investment Income	299
Accumulated Net Realized Losses	(160,376)
Unrealized Appreciation (Depreciation)
Investment Securities	(697,655)
Futures Contracts	(36)
Net Assets	3,222,918

Investor Shares—Net Assets
Applicable to 20,875,766 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	351,754
Net Asset Value Per Share—
Investor Shares	$16.85

Admiral Shares—Net Assets
Applicable to 12,417,662 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	261,622
Net Asset Value Per Share—
Admiral Shares	$21.07

Amount
($000)
Signal Shares—Net Assets
Applicable to 11,064,342 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	203,317
Net Asset Value Per Share—
Signal Shares	$18.38

Institutional Shares—Net Assets
Applicable to 2,681,013 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	232,458
Net Asset Value Per Share—
Institutional Shares	$86.71

ETF Shares—Net Assets
Applicable to 52,109,907 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,173,767
Net Asset Value Per Share—
ETF Shares	$41.72

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,709,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.

2 Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $6,748,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

6 Securities with a value of $1,998,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

10

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© 2009 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

F03072 082009

Vanguard® U.S. Stock Index Funds

Total Stock Market Index Fund

Statement of Net Assets—Investments Summary (unaudited)

As of June 30, 2009

This Statement should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	10,306,588	592,526	0.7%
The Walt Disney Co.	16,321,381	380,778	0.4%
Home Depot, Inc.	15,691,481	370,790	0.4%
Comcast Corp. Class A	22,882,799	331,572	0.4%
Consumer Discretionary—Other †		7,306,483	7.8%
		8,982,149	9.7%
Consumer Staples
The Procter & Gamble Co.	27,124,793	1,386,077	1.5%
Wal-Mart Stores, Inc.	21,781,933	1,055,117	1.2%
The Coca-Cola Co.	19,279,937	925,244	1.0%
Philip Morris International Inc.	18,546,610	809,003	0.9%
PepsiCo, Inc.	14,403,525	791,618	0.9%
CVS Caremark Corp.	13,292,367	423,628	0.5%
Kraft Foods Inc.	13,596,785	344,543	0.4%
Colgate-Palmolive Co.	4,671,144	330,437	0.4%
Altria Group, Inc.	19,069,013	312,541	0.4%
Consumer Staples—Other †		3,238,799	3.2%
		9,617,007	10.4%
Energy
ExxonMobil Corp.	45,734,794	3,197,319	3.5%
Chevron Corp.	18,552,282	1,229,089	1.3%
Schlumberger Ltd.	11,068,925	598,940	0.7%
ConocoPhillips Co.	13,014,717	547,399	0.6%
Occidental Petroleum Corp.	7,499,317	493,530	0.5%
Energy—Other †		4,623,277	4.9%
		10,689,554	11.5%

1

Market	Percentage
Value•	of Net
Shares	($000)	Assets
Financials
JPMorgan Chase & Co.	34,547,089	1,178,401	1.3%
Bank of America Corp.	79,211,982	1,045,598	1.2%
Wells Fargo & Co.	40,487,105	982,217	1.1%
The Goldman Sachs Group, Inc.	4,420,739	651,794	0.7%
U.S. Bancorp	17,562,181	314,714	0.4%
Financials—Other †	9,112,168	9.7%
13,284,892	14.4%
Health Care
Johnson & Johnson	25,597,540	1,453,940	1.6%
Pfizer Inc.	62,427,501	936,413	1.0%
Abbott Laboratories	14,302,586	672,794	0.7%
Wyeth	12,322,345	559,311	0.6%
Merck & Co., Inc.	19,566,881	547,090	0.6%
*	Amgen Inc.	9,690,055	512,991	0.6%
*	Gilead Sciences, Inc.	8,426,847	394,713	0.4%
Schering-Plough Corp.	15,048,626	378,021	0.4%
Bristol-Myers Squibb Co.	18,320,368	372,087	0.4%
Medtronic, Inc.	10,349,252	361,085	0.4%
Eli Lilly & Co.	9,470,253	328,050	0.4%
Health Care—Other †	6,160,696	6.6%
12,677,191	13.7%
Industrials
General Electric Co.	97,816,116	1,146,405	1.3%
United Technologies Corp.	8,296,024	431,061	0.5%
3M Co.	6,099,988	366,609	0.4%
United Parcel Service, Inc.	6,270,468	313,461	0.4%
Industrials—Other †	7,377,847	7.8%
9,635,383	10.4%
Information Technology
Microsoft Corp.	74,053,982	1,760,263	1.9%
International Business Machines Corp.	12,417,285	1,296,613	1.4%
*	Apple Inc.	8,242,156	1,173,930	1.3%
*	Cisco Systems, Inc.	54,021,605	1,006,963	1.1%
*	Google Inc.	2,223,880	937,566	1.0%
Hewlett-Packard Co.	22,281,088	861,164	1.0%
Intel Corp.	51,476,314	851,933	0.9%
Oracle Corp.	37,361,967	800,293	0.9%
QUALCOMM Inc.	15,265,693	690,009	0.8%
Information Technology—Other †	7,652,698	8.1%
17,031,432	18.4%
Materials
Monsanto Co.	5,065,483	376,568	0.4%
Materials—Other †	2,957,789	3.2%
3,334,357	3.6%

1	Other †	54,693	0.1%

Telecommunication Services
AT&T Inc.	54,542,589	1,354,838	1.5%
Verizon Communications Inc.	26,289,525	807,877	0.9%
Telecommunication Services—Other †	758,015	0.8%
2,920,730	3.2%

Utilities †	3,803,724	4.1%
Total Common Stocks (Cost $112,419,767)	92,031,112	99.5%[2]

2

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
3,4 Vanguard Market
Liquidity Fund	0.395%	1,152,261,750	1,152,262	1.2%
5 U.S. Government and Agency Obligations †			51,989	0.1%
Total Temporary Cash Investments (Cost $1,204,238)			1,204,251	1.3%[2]
^ Total Investments (Cost $113,624,005)			93,235,363	100.8%
Other Assets and Liabilities
Other Assets			246,164	0.3%
Liabilities[4]			(987,203)	(1.1%)
			(741,039)	(0.8)%
Net Assets			92,494,324	100.0%

At June 30, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	117,296,600
Overdistributed Net Investment Income	(78,538)
Accumulated Net Realized Losses	(4,330,814)
Unrealized Appreciation (Depreciation)
Investment Securities	(20,388,642)
Futures Contracts	(4,282)
Net Assets	92,494,324

3

Amount
($000)
Investor Shares—Net Assets
Applicable to 2,007,829,491 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	45,177,357
Net Asset Value Per Share—Investor Shares	$22.50

Admiral Shares—Net Assets
Applicable to 941,577,043 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	21,188,353
Net Asset Value Per Share—Admiral Shares	$22.50

Signal Shares—Net Assets
Applicable to 180,158,933 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,913,002
Net Asset Value Per Share—Signal Shares	$21.72

Institutional Shares—Net Assets
Applicable to 531,302,652 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,957,733
Net Asset Value Per Share—Institutional Shares	$22.51

ETF Shares—Net Assets
Applicable to 221,909,328 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,257,879
Net Asset Value Per Share—ETF Shares	$46.23

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	The total value of securities on loan is $488,676,000.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1

Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.

2

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $573,511,000 of collateral received for securities on loan.
5	Securities with a value of $51,989,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

© 2009 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

F852 082009

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (9.7%)
	McDonald's Corp.	10,306,588	592,526
	The Walt Disney Co.	16,321,381	380,778
	Home Depot, Inc.	15,691,481	370,790
	Comcast Corp. Class A	22,882,799	331,572
	Time Warner Inc.	11,068,380	278,812
*	Amazon.com, Inc.	3,173,268	265,476
	Lowe's Cos., Inc.	13,604,929	264,072
	Target Corp.	6,617,988	261,212
	News Corp., Class A	20,690,406	188,490
	NIKE, Inc. Class B	3,411,740	176,660
*	Ford Motor Co.	25,846,580	156,889
	Yum! Brands, Inc.	4,257,750	141,953
	Staples, Inc.	6,604,261	133,208
*	Liberty Media Corp.	4,566,805	122,162
	TJX Cos., Inc.	3,854,625	121,266
	Johnson Controls, Inc.	5,501,551	119,494
*	DIRECTV Group, Inc.	4,709,388	116,369
*	Viacom Inc. Class B	5,074,348	115,188
*	Kohl's Corp.	2,680,340	114,585
	Best Buy Co., Inc.	3,253,891	108,973
	Carnival Corp.	4,053,691	104,464
	Time Warner Cable Inc.	3,262,375	103,319
*	Starbucks Corp.	6,802,751	94,490
	Omnicom Group Inc.	2,878,758	90,911
*	Apollo Group, Inc. Class A	1,252,674	89,090
	The McGraw-Hill Cos., Inc.	2,913,266	87,718
	Coach, Inc.	2,971,190	79,866
	The Gap, Inc.	4,580,291	75,117
*	Bed Bath & Beyond, Inc.	2,404,974	73,953
	Marriott International, Inc. Class A	2,765,413	61,033
	J.C. Penney Co., Inc. (Holding Co.)	1,954,877	56,125
	H & R Block, Inc.	3,140,867	54,117
	Mattel, Inc.	3,319,757	53,282
	Sherwin-Williams Co.	923,920	49,661
	Genuine Parts Co.	1,477,163	49,574
	Fortune Brands, Inc.	1,392,079	48,361
*	AutoZone Inc.	319,411	48,266
*	O'Reilly Automotive, Inc.	1,248,106	47,528
	Ross Stores, Inc.	1,206,055	46,554
	Macy's Inc.	3,889,400	45,739
	VF Corp.	815,086	45,115
	Cablevision Systems NY Group Class A	2,242,680	43,530
	International Game Technology	2,735,910	43,501
	Tim Hortons, Inc.	1,681,822	41,272

*	Priceline.com, Inc.	361,022	40,272
	Darden Restaurants Inc.	1,207,518	39,824
	Comcast Corp. Special Class A	2,736,372	38,583
	Starwood Hotels & Resorts Worldwide, Inc.	1,695,895	37,649
	BorgWarner, Inc.	1,070,004	36,541
	CBS Corp.	5,279,052	36,531
	Advance Auto Parts, Inc.	877,174	36,394
*	ITT Educational Services, Inc.	359,341	36,171
*	Dollar Tree, Inc.	839,762	35,354
	Harley-Davidson, Inc.	2,166,512	35,119
	Family Dollar Stores, Inc.	1,233,023	34,895
*,^	Sears Holdings Corp.	515,545	34,294
*	GameStop Corp. Class A	1,444,318	31,789
*	DISH Network Corp.	1,931,287	31,306
	Limited Brands, Inc.	2,538,817	30,390
*	CarMax, Inc.	2,045,327	30,066
	DeVry, Inc.	598,556	29,952

1

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Nordstrom, Inc.	1,497,440	29,784
	Whirlpool Corp.	681,678	29,012
	Tiffany & Co.	1,142,695	28,979
	Strayer Education, Inc.	130,680	28,503
	Hasbro, Inc.	1,162,798	28,186
*	Discovery Communications Inc. Class A	1,244,661	28,067
	Polo Ralph Lauren Corp.	518,026	27,735
*	Expedia, Inc.	1,817,424	27,461
*	Discovery Communications Inc. Class C	1,305,204	26,796
	Newell Rubbermaid, Inc.	2,571,924	26,774
	Garmin Ltd.	1,112,962	26,511
*	Liberty Media Corp.-Interactive Series A	5,231,466	26,210
	PetSmart, Inc.	1,178,914	25,299
	D. R. Horton, Inc.	2,646,741	24,773
*	Urban Outfitters, Inc.	1,168,894	24,395
	American Eagle Outfitters, Inc.	1,717,282	24,334
	Virgin Media Inc.	2,587,924	24,197
*	The Goodyear Tire & Rubber Co.	2,129,173	23,974
*,^	Wynn Resorts Ltd.	677,507	23,916
*,^	Las Vegas Sands Corp.	2,979,748	23,421
	Scripps Networks Interactive	827,260	23,023
*	Interpublic Group of Cos., Inc.	4,423,838	22,340
	The Stanley Works	659,481	22,317
	Autoliv, Inc.	775,407	22,308
*	Toll Brothers, Inc.	1,266,854	21,499
*	NVR, Inc.	42,400	21,301
*	Aeropostale, Inc.	620,960	21,280
	Leggett & Platt, Inc.	1,384,164	21,081
*	Career Education Corp.	830,785	20,678
	Abercrombie & Fitch Co.	809,453	20,552
*	Liberty Global, Inc. Class A	1,263,164	20,072
	Wyndham Worldwide Corp.	1,644,609	19,933
	Washington Post Co. Class B	56,354	19,847
*	Mohawk Industries, Inc.	540,351	19,280
*	LKQ Corp.	1,166,811	19,194
*,^	Netflix.com, Inc.	464,015	19,182
*	AutoNation, Inc.	1,064,564	18,470
*	Liberty Global, Inc. Series C	1,163,664	18,398
	Pulte Homes, Inc.	2,037,805	17,994
*	DreamWorks Animation SKG, Inc.	651,224	17,967
*	Penn National Gaming, Inc.	615,599	17,920
^	Royal Caribbean Cruises, Ltd.	1,286,624	17,421
*	Marvel Entertainment, Inc.	477,109	16,980
	RadioShack Corp.	1,158,469	16,172
	Brinker International, Inc.	944,072	16,078
*	Big Lots Inc.	763,588	16,058
*	Chico's FAS, Inc.	1,647,826	16,033
	Black & Decker Corp.	557,986	15,992

	Snap-On Inc.	534,845	15,371
*	Jarden Corp.	814,181	15,266
*,^	Sirius XM Radio Inc.	35,305,214	15,181
	Tupperware Brands Corp.	581,809	15,139
	Burger King Holdings Inc.	873,831	15,091
	Foot Locker, Inc.	1,441,123	15,089
	Gentex Corp.	1,283,932	14,894
	Wendy's/Arby's Group, Inc.	3,714,511	14,858
*	Bally Technologies Inc.	482,810	14,446
*	WMS Industries, Inc.	458,277	14,440
*	The Warnaco Group, Inc.	433,645	14,050
	Phillips-Van Heusen Corp.	478,218	13,720
*	MGM Mirage, Inc.	2,142,843	13,693
	John Wiley & Sons Class A	411,556	13,684
*	Dick's Sporting Goods, Inc.	793,653	13,651
	Guess ?, Inc.	526,260	13,567

2

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Panera Bread Co.	271,883	13,556
*	Corinthian Colleges, Inc.	787,615	13,334
*	Hanesbrands Inc.	871,985	13,088
*	Carter's, Inc.	523,007	12,871
	Service Corp. International	2,344,774	12,849
*	J. Crew Group, Inc.	465,858	12,587
*	Tractor Supply Co.	302,219	12,488
	Aaron Rents, Inc.	410,016	12,227
*	Chipotle Mexican Grill, Inc. Class B	172,603	12,046
*	Brink's Home Security Holdings, Inc.	423,730	11,996
*	Jack in the Box Inc.	528,809	11,872
*	Office Depot, Inc.	2,564,404	11,694
*	Liberty Media Corp.-Capital Series A	854,501	11,587
	Harman International Industries, Inc.	609,192	11,453
*	Rent-A-Center, Inc.	612,075	10,913
*,^	Chipotle Mexican Grill, Inc.	133,810	10,705
	WABCO Holdings Inc.	596,789	10,563
*	Fossil, Inc.	435,246	10,481
	MDC Holdings, Inc.	347,997	10,478
	Regal Entertainment Group Class A	787,524	10,466
*,^	Lamar Advertising Co. Class A	673,114	10,278
*	Scientific Games Corp.	645,503	10,180
	Wolverine World Wide, Inc.	457,285	10,088
*	Iconix Brand Group Inc.	648,074	9,967
	Williams-Sonoma, Inc.	833,202	9,890
	Centex Corp.	1,156,360	9,783
*	The Gymboree Corp.	271,294	9,626
	Hillenbrand Inc.	577,940	9,617
	Polaris Industries, Inc.	298,170	9,577
*	The Cheesecake Factory Inc.	526,260	9,104
	Lennar Corp. Class A	923,276	8,947
	Matthews International Corp.	286,588	8,919
	Sotheby's	625,746	8,829
	Men's Wearhouse, Inc.	455,301	8,733
*	Collective Brands, Inc.	590,611	8,605
	Tempur-Pedic International Inc.	653,868	8,546
*	Deckers Outdoor Corp.	121,606	8,545
	Jones Apparel Group, Inc.	792,852	8,507
	Meredith Corp.	332,711	8,501
	Choice Hotels International, Inc.	317,713	8,454
*	TRW Automotive Holdings Corp.	748,060	8,453
	KB Home	612,704	8,382
	Weight Watchers International, Inc.	320,397	8,257
	Bob Evans Farms, Inc.	286,996	8,248
	The Buckle, Inc.	256,548	8,151
	Interactive Data Corp.	347,650	8,045
*	Capella Education Co.	131,646	7,892
	Gannett Co., Inc.	2,125,206	7,587

	Barnes & Noble, Inc.	360,133	7,430
	Pool Corp.	446,412	7,393
	Eastman Kodak Co.	2,493,540	7,381
*	Morningstar, Inc.	173,663	7,160
*,^	P.F. Chang's China Bistro, Inc.	219,630	7,041
*	Coinstar, Inc.	262,860	7,018
	New York Times Co. Class A	1,266,078	6,976
	Regis Corp.	400,124	6,966
*,^	Under Armour, Inc.	311,195	6,965
	Ryland Group, Inc.	398,547	6,680
*,^	Life Time Fitness, Inc.	332,279	6,649
	International Speedway Corp.	258,924	6,631
	Ameristar Casinos, Inc.	340,651	6,483
*	Vail Resorts Inc.	240,647	6,454
*	The Dress Barn, Inc.	447,831	6,404
*	True Religion Apparel, Inc.	286,002	6,378

3

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	CEC Entertainment Inc.	213,677	6,299
*	American Public Education, Inc.	157,915	6,255
	Thor Industries, Inc.	336,707	6,185
*	99 Cents Only Stores	454,642	6,174
*	The Children's Place Retail Stores, Inc.	231,477	6,118
*,^	Lions Gate Entertainment Corp.	1,064,899	5,963
	Scholastic Corp.	299,440	5,926
	Cracker Barrel Old Country Store Inc.	209,565	5,847
*	Charming Shoppes, Inc.	1,568,997	5,837
*	Jos. A. Bank Clothiers, Inc.	168,733	5,815
*,^	Blue Nile Inc.	134,667	5,789
*	Timberland Co.	425,458	5,646
	National CineMedia Inc.	402,287	5,535
	Cato Corp. Class A	317,208	5,532
*	Saks Inc.	1,236,964	5,480
	Penske Automotive Group Inc.	327,860	5,456
*	Sonic Corp.	524,041	5,256
*	Pinnacle Entertainment, Inc.	557,916	5,183
	Cooper Tire & Rubber Co.	521,339	5,172
*	Papa John's International, Inc.	207,793	5,151
*	Coldwater Creek Inc.	846,862	5,132
*	Hibbett Sports Inc.	281,449	5,066
*	Meritage Corp.	268,395	5,062
*	Texas Roadhouse, Inc.	450,406	4,914
	Orient-Express Hotel Ltd.	574,064	4,874
*	Helen of Troy Ltd.	288,288	4,840
	Group 1 Automotive, Inc.	185,883	4,837
*	CTC Media, Inc.	407,475	4,816
*	Gaylord Entertainment Co.	377,458	4,797
*	Buffalo Wild Wings Inc.	146,916	4,778
	NutriSystem, Inc.	328,201	4,759
	American Greetings Corp. Class A	402,182	4,697
	Monro Muffler Brake, Inc.	181,818	4,675
	Fred's, Inc.	367,286	4,628
*	HSN, Inc.	432,083	4,567
*	Boyd Gaming Corp.	526,573	4,476
*	Sally Beauty Co. Inc.	700,573	4,456
	Columbia Sportswear Co.	141,885	4,387
*	Cabela's Inc.	355,643	4,374
*	Pre-Paid Legal Services, Inc.	100,117	4,364
	Dillard's Inc.	474,313	4,364
	DineEquity, Inc.	138,371	4,316
	Arbitron Inc.	267,101	4,244
	OfficeMax, Inc.	658,429	4,135
*	Jo-Ann Stores, Inc.	199,556	4,125
*	Tenneco Automotive, Inc.	385,745	4,089
	The Pep Boys (Manny, Moe & Jack)	390,368	3,958
	UniFirst Corp.	106,364	3,954

*	AnnTaylor Stores Corp.	495,428	3,954
*	Steven Madden, Ltd.	154,972	3,944
	CKE Restaurants Inc.	463,512	3,931
	Harte-Hanks, Inc.	408,364	3,777
*,^	Lululemon Athletica, Inc.	286,642	3,735
	Stage Stores, Inc.	336,462	3,735
*	CKX, Inc.	519,044	3,680
*	Steak n Shake Co.	420,470	3,675
	Stewart Enterprises, Inc. Class A	755,164	3,640
*	Domino's Pizza, Inc.	465,136	3,484
*	Interval Leisure Group, Inc.	372,369	3,470
	Finish Line, Inc.	462,634	3,433
	Brunswick Corp.	772,343	3,337
*	Steiner Leisure Ltd.	105,406	3,218
	Callaway Golf Co.	633,783	3,213
*	Hot Topic, Inc.	439,231	3,211

4

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Standard Pacific Corp.	1,573,960	3,195
	Superior Industries International, Inc.	223,563	3,152
*	Skechers U.S.A., Inc.	317,743	3,104
*	The Wet Seal, Inc. Class A	1,009,377	3,099
*	Ruby Tuesday, Inc.	460,413	3,066
*	Live Nation, Inc.	628,790	3,056
	Liz Claiborne, Inc.	1,024,084	2,949
*	California Pizza Kitchen, Inc.	221,381	2,942
*	PetMed Express, Inc.	193,221	2,904
*	Genesco, Inc.	154,206	2,894
*	Mediacom Communications Corp.	542,317	2,771
	Brown Shoe Co., Inc.	380,178	2,752
*	Quiksilver, Inc.	1,465,054	2,710
	Carmike Cinemas, Inc.	322,803	2,705
*	DSW Inc. Class A	274,181	2,701
	Sturm, Ruger & Co., Inc.	216,634	2,695
	CPI Corp.	157,815	2,681
*	JAKKS Pacific, Inc.	208,135	2,670
	Ethan Allen Interiors, Inc.	256,648	2,659
*	Rentrak Corp.	160,778	2,642
*	Smith & Wesson Holding Corp.	464,251	2,637
*	Denny's Corp.	1,214,449	2,611
	ArvinMeritor, Inc.	579,451	2,544
*	Exide Technologies	681,837	2,543
*	Citi Trends Inc.	98,203	2,541
	Asbury Automotive Group, Inc.	245,051	2,509
*	Shutterfly, Inc.	179,617	2,506
*	Charlotte Russe Holding Inc.	194,148	2,501
	National Presto Industries, Inc.	32,856	2,500
*	America's Car-Mart, Inc.	121,756	2,496
*,^	K12 Inc.	115,798	2,495
*	Peet's Coffee & Tea Inc.	98,211	2,475
	Churchill Downs, Inc.	73,264	2,466
	Spartan Motors, Inc.	217,048	2,459
*	Ascent Media Corp.	92,159	2,450
	Cinemark Holdings Inc.	213,272	2,414
*	Systemax Inc.	197,246	2,349
*,^	Fuel Systems Solutions, Inc.	115,901	2,340
*	Universal Technical Institute Inc.	156,604	2,338
*	Lumber Liquidators, Inc.	146,800	2,314
*	Shuffle Master, Inc.	344,776	2,279
*	Clear Channel Outdoor Holdings, Inc. Class A	422,556	2,240
	World Wrestling Entertainment, Inc.	176,099	2,212
*	Warner Music Group Corp.	377,980	2,211
	K-Swiss, Inc.	253,392	2,154
*	Knology, Inc.	249,369	2,152
	Sonic Automotive, Inc.	207,094	2,104
*	Red Robin Gourmet Burgers, Inc.	112,015	2,100

	Blyth, Inc.	63,481	2,082
	Lennar Corp. Class B	273,234	2,077
	Christopher & Banks Corp.	309,079	2,074
	Standard Motor Products, Inc.	249,147	2,060
*	Ticketmaster Entertainment Inc.	320,913	2,060
*	BJ's Restaurants Inc.	120,605	2,035
*	Isle of Capri Casinos, Inc.	152,581	2,032
*	Core-Mark Holding Co., Inc.	76,793	2,001
*	Stein Mart, Inc.	220,476	1,953
	Big 5 Sporting Goods Corp.	175,407	1,940
	Winnebago Industries, Inc.	259,227	1,926
*	Drew Industries, Inc.	158,131	1,924
*	Crocs, Inc.	556,096	1,891
	O'Charley's Inc.	203,105	1,879
*	Dolan Media Co.	146,273	1,871
	News Corp., Class B	175,624	1,856

5

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	RCN Corp.	310,011	1,851
*	Valassis Communications, Inc.	301,390	1,841
	Jackson Hewitt Tax Service Inc.	292,493	1,831
*	Pacific Sunwear of California, Inc.	540,380	1,821
*	Midas Inc.	173,620	1,820
*	Universal Electronics, Inc.	89,157	1,798
	Stanley Furniture Co., Inc.	165,753	1,788
*	drugstore.com, Inc.	940,106	1,711
*	Kirkland's, Inc.	141,488	1,699
*	Maidenform Brands, Inc.	146,893	1,685
	Movado Group, Inc.	156,214	1,646
	Furniture Brands International Inc.	540,043	1,636
	The Marcus Corp.	154,903	1,630
	La-Z-Boy Inc.	343,277	1,620
*	Youbet.com, Inc.	490,381	1,618
	Cherokee Inc.	81,145	1,608
*	Ulta Salon, Cosmetics & Fragrance, Inc.	144,557	1,607
*	hhgregg, Inc.	103,466	1,569
*,^	Raser Technologies, Inc.	529,092	1,481
	Hooker Furniture Corp.	126,648	1,454
*	Lincoln Educational Services	69,343	1,451
*	Alloy, Inc.	273,701	1,448
*,^	Hovnanian Enterprises Inc. Class A	608,874	1,437
	Speedway Motorsports, Inc.	104,212	1,434
*	Overstock.com, Inc.	119,661	1,431
	bebe stores, inc.	207,623	1,428
*	Tween Brands, Inc.	211,373	1,412
*	Volcom, Inc.	112,309	1,404
	Ambassadors Group, Inc.	101,850	1,402
	Weyco Group, Inc.	60,715	1,402
*	Cavco Industries, Inc.	55,249	1,399
*	RC2 Corp.	105,565	1,397
*	Stamps.com Inc.	163,466	1,386
*	Landry's Restaurants, Inc.	158,830	1,366
*,^	Zale Corp.	395,490	1,360
	CBS Corp. Class A	187,325	1,302
*	iRobot Corp.	99,184	1,287
*	Steinway Musical Instruments Inc.	119,739	1,281
*	G-III Apparel Group, Ltd.	111,397	1,280
*	Amerigon Inc.	207,529	1,266
*	Learning Tree International, Inc.	121,960	1,256
*	Famous Dave's of America, Inc.	204,351	1,255
	CSS Industries, Inc.	61,065	1,245
*	Dorman Products, Inc.	89,047	1,232
	Modine Manufacturing Co.	255,803	1,228
	Oxford Industries, Inc.	105,094	1,224
*	Borders Group, Inc.	331,869	1,221
*	Krispy Kreme Doughnuts, Inc.	399,990	1,200

*,^	Blockbuster Inc. Class A	1,805,063	1,191
*	The Princeton Review, Inc.	219,428	1,187
*	FGX International Holdings Ltd.	101,603	1,156
*,^	Fuqi International, Inc.	55,600	1,151
*	American Apparel, Inc.	310,616	1,131
^	Talbots Inc.	205,192	1,108
*	Monarch Casino & Resort, Inc.	150,360	1,098
*	Audiovox Corp.	183,839	1,077
*	AFC Enterprises, Inc.	158,471	1,070
	E.W. Scripps Co. Class A	507,172	1,060
*	REX Stores Corp.	102,859	1,035
*	Russ Berrie and Co., Inc.	262,535	1,027
*	Zumiez Inc.	123,392	988
	Sinclair Broadcast Group, Inc.	509,071	988
*	Carriage Services, Inc.	273,607	977
*	Perry Ellis International Corp.	133,406	971

6

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Multimedia Games Inc.	193,582	960
*	Mac-Gray Corp.	71,033	940
	Dover Downs Gaming & Entertainment, Inc.	201,048	935
	Haverty Furniture Cos., Inc.	100,210	917
*	Unifi, Inc.	627,167	891
	M/I Homes, Inc.	88,198	863
*	Martha Stewart Living Omnimedia, Inc.	281,087	860
*,^	Beazer Homes USA, Inc.	465,669	852
*	Rubio's Restaurants, Inc.	135,649	845
*	Pier 1 Imports Inc.	414,327	825
	American Axle & Manufacturing Holdings, Inc.	239,501	824
*	Destination Maternity Corp.	49,107	819
*	Playboy Enterprises, Inc. Class B	323,841	813
*	Daily Journal Corp.	17,029	803
*	Stoneridge, Inc.	166,634	800
*	Gaiam, Inc.	143,140	783
*	Leapfrog Enterprises, Inc.	341,837	783
	Skyline Corp.	35,529	773
	Strattec Security Corp.	55,914	772
	Belo Corp. Class A	408,903	732
	Lithia Motors, Inc.	77,047	712
*,^	Conn's, Inc.	56,748	709
*,^	Jamba Inc.	581,411	698
*	Sealy Corp. Rights Exp. 7/2/09	323,361	686
*,^	Quantum Fuel Systems Technologies Worldwide, Inc.	884,376	682
*	Cache, Inc.	174,683	678
*	Morgans Hotel Group	176,057	674
*	Red Lion Hotels Corp.	139,613	670
*	dELiA*S, Inc.	276,488	658
*	ChinaCast Education Corp.	90,015	641
	Books-a-Million Inc.	89,859	639
*	New York & Co., Inc.	206,681	639
*	McCormick & Schmick's Seafood Restaurants, Inc.	83,802	638
*	Sealy Corp.	323,361	634
	Arctic Cat, Inc.	156,375	632
	Kenneth Cole Productions, Inc.	89,657	630
*	Shoe Carnival, Inc.	52,147	622
	Heelys Inc.	296,603	590
*	Benihana Inc. Class A	92,072	582
*	Outdoor Channel Holdings Inc.	97,735	577
*	Navarre Corp.	335,197	556
*	Lin TV Corp.	330,853	556
	Journal Communications, Inc.	516,521	542
*	Dana Holding Corp.	421,600	540
*,^	Empire Resorts Inc.	297,770	539
*	Retail Ventures, Inc.	245,574	535
	Fisher Communications, Inc.	40,877	523
*	MTR Gaming Group Inc.	208,151	520

*,^	Brookfield Homes Corp.	128,917	516
	Marine Products Corp.	136,353	511
*	Great Wolf Resorts, Inc.	248,722	507
*	West Marine, Inc.	91,940	507
*	Hastings Entertainment, Inc.	110,957	497
*	Carrols Restaurant Group Inc.	74,558	497
*	Build-A-Bear-Workshop, Inc.	110,728	495
*	Hawk Corp. Class A	35,444	491
*	Luby's, Inc.	120,681	490
*	Pomeroy IT Solutions, Inc.	81,216	486
*	Town Sports International Holdings, Inc.	124,891	468
^	Bon-Ton Stores, Inc.	135,855	461
	PRIMEDIA Inc.	218,786	440
*	Maxxam Inc.	40,662	439
*,^	Gander Mountain Co.	68,721	412
*	1-800-FLOWERS.COM, Inc.	210,760	405

7

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Morton's Restaurant Group Inc.	133,881	402
	Bassett Furniture Industries, Inc.	144,672	398
*	Century Casinos, Inc.	129,286	385
*	Orbitz Worldwide, Inc.	198,340	377
*	Duckwall-ALCO Stores, Inc.	23,108	376
*	MarineMax, Inc.	101,965	351
*	Reading International Inc. Class A	74,141	337
*	Tuesday Morning Corp.	98,457	332
*	Bluegreen Corp.	125,143	315
*	Grand Canyon Education Inc.	17,800	299
	Dover Motorsports, Inc.	199,744	284
*	Cumulus Media Inc.	298,703	278
	AH Belo Corp.	277,542	272
	Johnson Outdoors Inc.	48,063	265
*	Benihana Inc.	37,839	258
*	Private Media Group, Inc.	377,589	257
	Lakes Entertainment, Inc.	87,456	254
*	Cost Plus, Inc.	170,645	253
*	Hollywood Media Corp.	161,537	252
*	EDCI Holdings, Inc.	45,540	239
	Aaron Rents, Inc. Class A	10,125	238
*	The Dixie Group, Inc.	80,217	233
	Lifetime Brands, Inc.	55,386	226
*	Viacom Inc. Class A	8,058	193
*	Trans World Entertainment Corp.	160,982	188
*	Saga Communications Inc.	34,491	178
*	A.C. Moore Arts & Crafts, Inc.	46,071	173
*	Atrinsic, Inc.	144,106	173
	Beasley Broadcast Group, Inc.	74,814	164
	Canterbury Park Holding Corp.	23,700	161
*	Select Comfort Corp.	190,016	160
*	Harris Interactive Inc.	388,366	159
*	Nautilus Inc.	140,305	159
*	RHI Entertainment, Inc.	48,739	155
*	Premier Exhibitions Inc.	209,740	153
*	Design Within Reach Inc.	184,119	136
*	Shiloh Industries, Inc.	36,386	134
^	Lee Enterprises, Inc.	248,140	132
*	Rick's Cabaret International, Inc.	20,174	123
*	LodgeNet Interactive Corp.	32,900	112
*	Blockbuster Inc. Class B	280,668	109
*	Craftmade International, Inc.	49,016	105
*	Joe's Jeans, Inc.	157,620	104
*	Radio One, Inc. Class D	413,901	103
	Hallwood Group Inc.	7,400	103
*,^	Lear Corp.	202,861	101
*	Sport Chalet, Inc. Class A	48,300	99
*	4Kids Entertainment Inc.	40,417	84

*	Emerson Radio Corp.	135,771	79
*	Lodgian, Inc.	59,256	77
*	Salem Communications Corp.	75,777	73
*	Escalade, Inc.	85,042	72
*	Tarrant Apparel Group, Inc.	89,701	72
*,^	Orleans Homebuilders, Inc.	37,570	63
*	Spanish Broadcasting System, Inc.	320,397	58
*	Casual Male Retail Group, Inc.	21,755	48
	The McClatchy Co. Class A	92,707	46
*	Hovnanian Enterprises Class B	19,300	46
*	WPT Enterprises Inc.	35,397	42
*	Nexstar Broadcasting Group, Inc.	52,253	40
*	California Coastal Communities, Inc.	28,604	39
*	Lazare Kaplan International, Inc.	15,258	39
	Tandy Brands Accessories, Inc.	16,602	39
*	Entravision Communications Corp.	77,431	37

8

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
^	Media General, Inc. Class A	16,815	35
*	Palm Harbor Homes, Inc.	15,633	34
*	Champion Enterprises, Inc.	79,900	26
*	Nobel Learning Communities, Inc.	1,986	23
	Gray Television, Inc.	32,600	16
	Frisch's Restaurants, Inc.	400	12
*	ValueVision Media, Inc.	4,326	8
*	SPAR Group, Inc.	16,174	6
*	Sport Chalet, Inc.	1,825	6
*	Crown Media Holdings, Inc.	1,300	2
*	Emmis Communications, Inc.	6,535	2
*	Krispy Kreme Doughnuts, Inc. Warrants Exp. 3/2/12	9,739	—
	Educational Development Corp.	3	—
* ,^	Gadzooks, Inc.	257,226	—
			8,982,149
Consumer Staples (10.4%)
	The Procter & Gamble Co.	27,124,793	1,386,077
	Wal-Mart Stores, Inc.	21,781,933	1,055,117
	The Coca-Cola Co.	19,279,937	925,244
	Philip Morris International Inc.	18,546,610	809,003
	PepsiCo, Inc.	14,403,525	791,618
	CVS Caremark Corp.	13,292,367	423,628
	Kraft Foods Inc.	13,596,785	344,543
	Colgate-Palmolive Co.	4,671,144	330,437
	Altria Group, Inc.	19,069,013	312,541
	Walgreen Co.	9,132,410	268,493
	Kimberly-Clark Corp.	3,828,034	200,704
	Costco Wholesale Corp.	4,010,011	183,257
	General Mills, Inc.	3,034,691	170,003
	Archer-Daniels-Midland Co.	5,347,809	143,161
	The Kroger Co.	5,738,395	126,532
	Sysco Corp.	5,455,207	122,633
	Kellogg Co.	2,475,424	115,280
	Lorillard, Inc.	1,556,420	105,479
	H.J. Heinz Co.	2,913,401	104,008
	Avon Products, Inc.	3,947,872	101,776
	Safeway, Inc.	3,973,683	80,944
	ConAgra Foods, Inc.	4,142,604	78,958
	The Clorox Co.	1,287,041	71,855
	Bunge Ltd.	1,126,254	67,857
	Reynolds American Inc.	1,620,681	62,591
	Sara Lee Corp.	6,116,146	59,694
	Molson Coors Brewing Co. Class B	1,402,740	59,378
	Campbell Soup Co.	1,997,244	58,759
	J.M. Smucker Co.	1,098,089	53,433
	The Hershey Co.	1,463,419	52,683
*	Dr. Pepper Snapple Group, Inc.	2,349,888	49,794
	The Pepsi Bottling Group, Inc.	1,370,910	46,392

	Coca-Cola Enterprises, Inc.	2,712,183	45,158
	McCormick & Co., Inc.	1,092,788	35,548
	Church & Dwight, Inc.	650,761	35,343
	Tyson Foods, Inc.	2,714,622	34,231
	The Estee Lauder Cos. Inc. Class A	1,043,002	34,075
*	Dean Foods Co.	1,670,664	32,060
*	Ralcorp Holdings, Inc.	524,574	31,957
	Brown-Forman Corp. Class B	743,119	31,939
*	Energizer Holdings, Inc.	597,096	31,192
	SUPERVALU Inc.	1,965,922	25,459
^	Whole Foods Market, Inc.	1,302,011	24,712
	Hormel Foods Corp.	685,150	23,665
*	Constellation Brands, Inc. Class A	1,811,491	22,970
*	Hansen Natural Corp.	727,629	22,425
	Alberto-Culver Co.	817,935	20,800
	Corn Products International, Inc.	691,556	18,527

9

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)

	Herbalife Ltd.	586,176	18,488
*	BJ's Wholesale Club, Inc.	545,052	17,567
	Del Monte Foods Co.	1,838,690	17,247
	Flowers Foods, Inc.	776,543	16,960
*,^	Smithfield Foods, Inc.	1,198,964	16,749
*,^	Green Mountain Coffee Roasters, Inc.	274,885	16,251
	PepsiAmericas, Inc.	592,769	15,892
*	NBTY, Inc.	516,280	14,518
	Casey's General Stores, Inc.	473,376	12,161
*	Chattem, Inc.	163,460	11,132
*	Central European Distribution Corp.	397,697	10,567
*	United Natural Foods, Inc.	377,523	9,910
*	Mead Johnson Nutrition Co.	302,361	9,606
	Ruddick Corp.	383,465	8,985
	Lancaster Colony Corp.	193,478	8,527
*	TreeHouse Foods Inc.	293,468	8,443
*	Rite Aid Corp.	5,567,046	8,406
	Universal Corp. (VA)	232,354	7,693
	Nu Skin Enterprises, Inc.	479,209	7,332
	Sanderson Farms, Inc.	160,871	7,239
*	Winn-Dixie Stores, Inc.	503,398	6,313
	Vector Group Ltd.	425,590	6,082
*	Darling International, Inc.	914,354	6,035
*	Hain Celestial Group, Inc.	370,867	5,789
	Lance, Inc.	230,339	5,328
	Diamond Foods, Inc.	179,174	4,999
*	American Italian Pasta Co.	156,310	4,555
	Tootsie Roll Industries, Inc.	197,618	4,484
*	Bare Escentuals, Inc.	497,348	4,411
	The Andersons, Inc.	147,275	4,409
	J & J Snack Foods Corp.	119,122	4,276
	WD-40 Co.	143,694	4,167
*	Chiquita Brands International, Inc.	395,193	4,055
	Nash-Finch Co.	148,308	4,013
*	Smart Balance Inc.	541,715	3,689
*	Central Garden & Pet Co. Class A	331,651	3,267
	Cal-Maine Foods, Inc.	125,543	3,134
*	The Pantry, Inc.	187,720	3,116
	Weis Markets, Inc.	92,283	3,093
*	Alliance One International, Inc.	781,949	2,971
*	Heckmann Corp.	775,000	2,906
*	Central Garden & Pet Co.	230,992	2,539
	Spartan Stores, Inc.	201,561	2,501
*,^	USANA Health Sciences, Inc.	82,835	2,463
	Coca-Cola Bottling Co.	41,599	2,293

	PriceSmart, Inc.	136,793	2,291
*,^	American Oriental Bioengineering, Inc.	431,345	2,282
*	American Dairy, Inc.	56,590	2,244
*	Boston Beer Co., Inc. Class A	74,088	2,192
	B&G Foods Inc.	231,032	1,943
	Village Super Market Inc. Class A	57,347	1,706
*	Elizabeth Arden, Inc.	195,175	1,704
*	Prestige Brands Holdings Inc.	276,462	1,700
*	Medifast, Inc.	136,948	1,569
	Imperial Sugar Co.	125,312	1,518
	Tasty Baking Co. Class A	215,545	1,492
*	Lifeway Foods, Inc.	108,477	1,399
	Ingles Markets, Inc.	90,037	1,372
*	Nutraceutical International Corp.	123,691	1,285
*	The Great Atlantic & Pacific Tea Co., Inc.	299,347	1,272
	Calavo Growers, Inc.	61,661	1,223
*	John B. Sanfilippo & Son, Inc.	158,467	1,133
	Arden Group Inc. Class A	8,202	1,026
*	Physicians Formula Holdings, Inc.	540,600	1,016

10

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Alico, Inc.	32,069	963
	Farmer Brothers, Inc.	38,062	871
*	National Beverage Corp.	80,431	857
	Oil-Dri Corp. of America	55,408	823
*	Revlon, Inc.	130,119	708
^	Mannatech, Inc.	198,260	654
*	Schiff Nutrition International, Inc.	112,461	572
*	Seneca Foods Corp.	16,890	564
	Inter Parfums, Inc.	69,099	507
	Reliv International, Inc.	144,044	493
	Reddy Ice Holdings, Inc.	293,594	484
*	Omega Protein Corp.	112,817	458
	Griffin Land & Nurseries, Inc.	12,715	398
*,^	Star Scientific, Inc.	423,326	377
*	Susser Holdings Corp.	33,174	371
*	Inventure Group, Inc.	140,475	346
*	Zapata Corp.	40,800	278
*	Parlux Fragrances, Inc.	120,858	213
*	MGP Ingredients, Inc.	54,774	157
*	Vermont Pure Holdings, Ltd.	33,000	28
*	Jones Soda Co.	17,349	19
*	HQ Sustainable Maritime Industries, Inc.	500	5
			9,617,007
Energy (11.5%)
	ExxonMobil Corp.	45,734,794	3,197,319
	Chevron Corp.	18,552,282	1,229,089
	Schlumberger Ltd.	11,068,925	598,940
	ConocoPhillips Co.	13,014,717	547,399
	Occidental Petroleum Corp.	7,499,317	493,530
	Apache Corp.	3,097,808	223,507
*	Transocean Ltd.	2,958,486	219,786
	Devon Energy Corp.	3,902,087	212,664
	Anadarko Petroleum Corp.	4,620,022	209,703
	Marathon Oil Corp.	6,530,413	196,761
	XTO Energy, Inc.	5,097,121	194,404
	Halliburton Co.	8,304,244	171,898
	EOG Resources, Inc.	2,311,317	156,985
	Hess Corp.	2,716,609	146,018
*	Weatherford International Ltd.	6,460,376	126,365
*	National Oilwell Varco Inc.	3,863,861	126,194
*	Southwestern Energy Co.	3,181,443	123,599
	Chesapeake Energy Corp.	5,339,709	105,886
	Baker Hughes Inc.	2,847,846	103,775
	Spectra Energy Corp.	5,957,846	100,807
	Noble Energy, Inc.	1,601,564	94,444
	Murphy Oil Corp.	1,676,308	91,057
	Valero Energy Corp.	5,154,462	87,059
	Williams Cos., Inc.	5,366,012	83,763

	Peabody Energy Corp.	2,467,834	74,430
*	Noble Corp.	2,422,839	73,291
	Range Resources Corp.	1,447,153	59,927
	El Paso Corp.	6,472,874	59,745
*	Cameron International Corp.	2,011,479	56,925
	CONSOL Energy, Inc.	1,674,113	56,853
*	Petrohawk Energy Corp.	2,540,017	56,642
*	Ultra Petroleum Corp.	1,401,738	54,668
	Diamond Offshore Drilling, Inc.	643,534	53,445
	Smith International, Inc.	2,029,300	52,254
	ENSCO International, Inc.	1,314,113	45,823
*	FMC Technologies Inc.	1,157,465	43,498
*	Nabors Industries, Inc.	2,635,049	41,054
*	Pride International, Inc.	1,607,712	40,289
*	Newfield Exploration Co.	1,225,557	40,039
	BJ Services Co.	2,708,952	36,923

11

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Denbury Resources, Inc.	2,291,069	33,747
*	Plains Exploration & Production Co.	1,115,358	30,516
*	Kinder Morgan Management, LLC	669,397	30,237
	Helmerich & Payne, Inc.	976,375	30,141
	Cabot Oil & Gas Corp.	958,338	29,363
	Pioneer Natural Resources Co.	1,078,467	27,501
	Sunoco, Inc.	1,083,565	25,139
*	Oceaneering International, Inc.	507,084	22,920
	Cimarex Energy Co.	773,145	21,911
*	EXCO Resources, Inc.	1,668,278	21,554
	Tidewater Inc.	478,393	20,509
	Arch Coal, Inc.	1,327,871	20,409
	Rowan Cos., Inc.	1,050,437	20,294
*	Dresser Rand Group, Inc.	758,642	19,801
	Southern Union Co.	1,038,083	19,090
	Patterson-UTI Energy, Inc.	1,421,962	18,286
	Core Laboratories N.V.	201,942	17,599
*	Alpha Natural Resources, Inc.	656,256	17,240
*	Concho Resources, Inc.	589,306	16,907
*	Whiting Petroleum Corp.	470,084	16,528
	Tesoro Corp.	1,283,374	16,337
	Massey Energy Co.	794,250	15,520
*	Forest Oil Corp.	964,263	14,387
*	Encore Acquisition Co.	462,262	14,261
*	Comstock Resources, Inc.	430,379	14,224
*	Atwood Oceanics, Inc.	538,135	13,405
*	SEACOR Holdings Inc.	177,088	13,324
	Frontier Oil Corp.	968,224	12,693
*	Superior Energy Services, Inc.	718,594	12,410
	St. Mary Land & Exploration Co.	579,331	12,091
*	Unit Corp.	436,163	12,025
	Foundation Coal Holdings, Inc.	413,756	11,631
*	Arena Resources, Inc.	355,938	11,337
*	Oil States International, Inc.	461,362	11,170
*	Dril-Quip, Inc.	290,434	11,066
*	Mariner Energy Inc.	932,626	10,958
	World Fuel Services Corp.	259,482	10,698
*	Bill Barrett Corp.	378,752	10,401
*	Quicksilver Resources, Inc.	1,086,291	10,092
*	SandRidge Energy, Inc.	1,164,771	9,924
*	Exterran Holdings, Inc.	564,016	9,047
*	Helix Energy Solutions Group, Inc.	808,091	8,784
*	Continental Resources, Inc.	313,555	8,701
	Overseas Shipholding Group Inc.	249,606	8,497
*	Bristow Group, Inc.	257,483	7,629
*	CNX Gas Corp.	281,180	7,387
	Holly Corp.	391,277	7,035
	Penn Virginia Corp.	420,099	6,877

*	Key Energy Services, Inc.	1,184,273	6,821
	Berry Petroleum Class A	360,208	6,696
	CARBO Ceramics Inc.	194,063	6,637
*	TETRA Technologies, Inc.	823,431	6,554
	Lufkin Industries, Inc.	151,453	6,369
	Atlas America, Inc.	347,785	6,215
*	NATCO Group Inc.	187,549	6,174
*	Goodrich Petroleum Corp.	244,758	6,019
*	USEC Inc.	1,073,346	5,710
*	Contango Oil & Gas Co.	131,209	5,575
*	Global Industries Ltd.	930,959	5,269
	General Maritime Corp.	531,381	5,255
*,^	Patriot Coal Corp.	823,359	5,253
*	Gulfmark Offshore, Inc.	181,649	5,014
*	Rosetta Resources, Inc.	562,937	4,926
*	Swift Energy Co.	281,761	4,691

12

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Willbros Group, Inc.	368,210	4,606
*	Cal Dive International, Inc.	531,264	4,585
*	Hornbeck Offshore Services, Inc.	206,966	4,427
*,^	International Coal Group, Inc.	1,471,325	4,208
*	Carrizo Oil & Gas, Inc.	244,761	4,198
*	Parker Drilling Co.	933,070	4,050
*	James River Coal Co.	252,476	3,820
*	Enbridge Energy Management LLC	102,505	3,716
*	Hercules Offshore, Inc.	908,447	3,607
*	ION Geophysical Corp.	1,317,780	3,387
*	McMoRan Exploration Co.	561,451	3,346
*	Western Refining, Inc.	458,053	3,234
*	Oilsands Quest, Inc.	3,114,152	2,990
*	Matrix Service Co.	256,402	2,943
*	Delta Petroleum Corp.	1,448,936	2,796
*	Complete Production Services, Inc.	432,021	2,748
*	CVR Energy, Inc.	343,624	2,519
*,^	BPZ Energy, Inc.	510,522	2,496
	W&T Offshore, Inc.	249,098	2,426
*	Veneco Inc.	296,629	2,275
*	Tesco Corp.	283,947	2,255
*	Newpark Resources, Inc.	780,669	2,225
*	Pioneer Drilling Co.	439,765	2,106
*	Stone Energy Corp.	279,219	2,072
*	Dawson Geophysical Co.	68,869	2,056
	Gulf Island Fabrication, Inc.	126,325	2,000
	RPC Inc.	235,609	1,967
*	Brigham Exploration Co.	563,211	1,966

*	PetroQuest Energy, Inc.	514,936	1,900
*,^	Syntroleum Corp.	859,727	1,900
*	Vaalco Energy, Inc.	447,837	1,894
*	Endeavor International Corp.	1,318,701	1,793
*	Petroleum Development Corp.	113,127	1,775
*	GMX Resources Inc.	166,373	1,770
*,^	Clean Energy Fuels Corp.	194,928	1,678
*	ATP Oil & Gas Corp.	240,340	1,673
*	Harvest Natural Resources, Inc.	352,251	1,553
*	Basic Energy Services Inc.	227,391	1,553
*	Rex Energy Corp.	232,400	1,325
*	Double Eagle Petroleum Co.	264,098	1,315
	Alon USA Energy, Inc.	125,079	1,295
*	Warren Resources Inc.	526,696	1,290
*	Gulfport Energy Corp.	184,951	1,267
*	PHI Inc. Non-Voting Shares	73,329	1,257
*	Boots & Coots International Well Control, Inc.	889,480	1,236
*	Natural Gas Services Group	82,953	1,103
*	FX Energy, Inc.	270,000	1,023
*	Credo Pete Corp.	95,730	1,022
*	Allis-Chalmers Energy Inc.	442,100	1,021
*	Kodiak Oil & Gas Corp.	900,216	981
*,^	Rentech, Inc.	1,661,217	947
*	ENGlobal Corp.	190,026	935
*	T-3 Energy Services, Inc.	76,428	910
*	Clayton Williams Energy, Inc.	47,512	897
	Delek US Holdings, Inc.	103,300	876
*	Bronco Drilling Co., Inc.	203,834	872
*	Cheniere Energy, Inc.	289,332	851
	Toreador Resources Corp.	124,828	836
	Panhandle Royalty Co.	42,474	834
	Crosstex Energy, Inc.	199,583	830
*	Bolt Technology Corp.	73,860	830
*	Union Drilling, Inc.	122,287	810
*	Superior Well Services, Inc.	135,288	805
*	Westmoreland Coal Co.	95,852	776

13

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	OYO Geospace Corp.	29,119	747
*	Northern Oil and Gas, Inc.	113,834	725
*,^	SulphCo, Inc.	698,465	643
*	Abraxas Petroleum Corp.	646,491	614
*	Parallel Petroleum Corp.	309,250	600
*,^	Trico Marine Services, Inc.	169,433	581
*,^	Evergreen Energy, Inc.	496,824	487
*,^	GeoGlobal Resources Inc.	500,871	481
*,^	Callon Petroleum Co.	239,604	474
*,^	Pacific Ethanol, Inc.	907,372	354
*,^	Ngas Resources Inc.	164,151	343
*,^	Verenium Corp.	409,991	312
*,^	RAM Energy Resources, Inc.	346,770	278
*,^	Gasco Energy Inc.	943,505	264
	Barnwell Industries, Inc.	62,895	248
*	Approach Resources Inc.	34,160	236
*	Mitcham Industries, Inc.	43,522	226
*	The Meridian Resource Corp.	633,127	222
*,^	Cano Petroleum Inc.	227,791	216
*,^	BMB Munai Inc.	186,214	207
*,^	Tri-Valley Corp.	191,836	196
*,^	National Coal Corp.	154,603	184
*	Geokinetics Inc.	13,371	183
*	American Oil & Gas Inc.	154,760	155
*	Geomet, Inc.	94,535	104
*	Uranium Resources Inc.	69,659	89
*	Harken Energy Corp.	34,414	88
	Houston American Energy Corp.	47,732	87
*	TGC Industries, Inc.	2,940	14
			10,689,554
Financials (14.4%)
	JPMorgan Chase & Co.	34,547,089	1,178,401
	Bank of America Corp.	79,211,982	1,045,598
	Wells Fargo & Co.	40,487,105	982,217
	The Goldman Sachs Group, Inc.	4,420,739	651,794
	U.S. Bancorp	17,562,181	314,714
	Bank of New York Mellon Corp.	10,629,081	311,538
	Morgan Stanley	10,895,165	310,621
	American Express Co.	9,661,354	224,530
	The Travelers Cos., Inc.	5,413,047	222,151
*	Berkshire Hathaway Inc. Class B	76,305	220,959
	MetLife, Inc.	7,344,833	220,418
	State Street Corp.	4,498,967	212,351
	CME Group, Inc.	557,984	173,594
	Charles Schwab Corp.	9,105,602	159,712
	PNC Financial Services Group	4,100,661	159,147
	Prudential Financial, Inc.	4,219,739	157,059
	ACE Ltd.	3,088,730	136,615

	AFLAC Inc.	4,327,988	134,557
	Simon Property Group, Inc. REIT	2,571,063	132,230
	The Chubb Corp.	3,293,021	131,326
	BB&T Corp.	5,878,452	129,208
	The Allstate Corp.	4,714,902	115,044
	Franklin Resources, Inc.	1,509,703	108,714
	Northern Trust Corp.	1,989,399	106,791
	T. Rowe Price Group Inc.	2,370,312	98,771
	Marsh & McLennan Cos., Inc.	4,760,952	95,838
	Capital One Financial Corp.	4,183,529	91,536
*	Progressive Corp. of Ohio	5,954,701	89,976
	Loews Corp.	3,224,779	88,359
^	Citigroup Inc.	29,061,200	86,312
	Aon Corp.	2,249,469	85,187
	Public Storage, Inc. REIT	1,176,033	77,007
	Annaly Capital Management Inc. REIT	5,043,795	76,363

14

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Berkshire Hathaway Inc. Class A	848	76,320
	SunTrust Banks, Inc.	4,304,475	70,809
	Invesco, Ltd.	3,808,768	67,872
	NYSE Euronext	2,444,000	66,599
	Vornado Realty Trust REIT	1,461,349	65,805
*	IntercontinentalExchange Inc.	571,999	65,345
	Boston Properties, Inc. REIT	1,261,567	60,177
	Hudson City Bancorp, Inc.	4,363,058	57,985
	Ameriprise Financial, Inc.	2,361,702	57,318
	Equity Residential REIT	2,524,749	56,125
	The Principal Financial Group, Inc.	2,873,769	54,142
	HCP, Inc. REIT	2,523,125	53,465
	Moody's Corp.	1,852,626	48,817
	Unum Group	3,068,164	48,661
	People's United Financial Inc.	3,224,569	48,498
	Fifth Third Bancorp	6,704,691	47,603
	Lincoln National Corp.	2,740,809	47,169
	Host Hotels & Resorts Inc. REIT	5,488,416	46,048
	Plum Creek Timber Co. Inc. REIT	1,536,708	45,763
	Discover Financial Services	4,444,836	45,648
*	SLM Corp.	4,332,099	44,491
	Ventas, Inc. REIT	1,446,488	43,192
*	TD Ameritrade Holding Corp.	2,428,791	42,601
	Avalonbay Communities, Inc. REIT	739,524	41,369
	Regions Financial Corp.	10,136,738	40,952
	Everest Re Group, Ltd.	569,532	40,761
	Willis Group Holdings Ltd.	1,541,906	39,673
*	Leucadia National Corp.	1,762,377	37,169
^	M & T Bank Corp.	712,195	36,272
	The Hartford Financial Services Group Inc.	3,016,583	35,807
	XL Capital Ltd. Class A	3,068,211	35,162
	BlackRock, Inc.	199,572	35,009
	Health Care Inc. REIT	1,007,388	34,352
	KeyCorp	6,525,842	34,195
	PartnerRe Ltd.	522,908	33,963
	Axis Capital Holdings Ltd.	1,247,956	32,671
	New York Community Bancorp, Inc.	3,037,231	32,468
	Kimco Realty Corp. REIT	3,190,393	32,063
	Legg Mason Inc.	1,312,623	32,002
	Cincinnati Financial Corp.	1,429,775	31,955
	ProLogis REIT	3,896,595	31,407
	Comerica, Inc.	1,401,779	29,648
	Torchmark Corp.	788,186	29,194
	W.R. Berkley Corp.	1,347,614	28,933
	Federal Realty Investment Trust REIT	548,384	28,253
	Genworth Financial Inc.	4,014,955	28,065
	Fidelity National Financial, Inc. Class A	2,049,334	27,727
*	Nasdaq OMX Group, Inc.	1,300,314	27,710

	Eaton Vance Corp.	1,017,485	27,218
	RenaissanceRe Holdings Ltd.	571,085	26,578
	Rayonier Inc. REIT	730,011	26,536
	Assurant, Inc.	1,089,506	26,246
^	American International Group, Inc.	22,486,836	26,085
	Regency Centers Corp. REIT	731,446	25,535
	HCC Insurance Holdings, Inc.	1,063,174	25,527
	AMB Property Corp. REIT	1,301,047	24,473
	Nationwide Health Properties, Inc. REIT	949,894	24,450
*	Markel Corp.	86,530	24,375
	Digital Realty Trust, Inc. REIT	666,860	23,907
	First Horizon National Corp.	1,989,728	23,877
	Reinsurance Group of America, Inc.	672,643	23,482
*	Arch Capital Group Ltd.	393,294	23,039
	Cullen/Frost Bankers, Inc.	495,181	22,838
*,^	The St. Joe Co.	858,508	22,742

15

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	MSCI, Inc.-Class A Shares	927,020	22,656
	SEI Investments Co.	1,244,081	22,443
*	Affiliated Managers Group, Inc.	381,849	22,220
	Brown & Brown, Inc.	1,114,148	22,205
	Old Republic International Corp.	2,181,445	21,487
	Transatlantic Holdings, Inc.	492,798	21,353
^	Realty Income Corp. REIT	965,489	21,164
	Liberty Property Trust REIT	915,342	21,089
	Huntington Bancshares Inc.	5,038,012	21,059
	Waddell & Reed Financial, Inc.	788,654	20,797
	Federated Investors, Inc.	854,584	20,587
	Chimera Investment Corp. REIT	5,630,844	19,652
*	Jefferies Group, Inc.	906,390	19,333
	Arthur J. Gallagher & Co.	893,515	19,068
	Commerce Bancshares, Inc.	598,052	19,036
	First American Corp.	732,464	18,978
*	CB Richard Ellis Group, Inc.	2,006,614	18,782
	Senior Housing Properties Trust REIT	1,111,527	18,140
	The Hanover Insurance Group Inc.	471,418	17,966
	Duke Realty Corp. REIT	1,984,376	17,403
	White Mountains Insurance Group Inc.	74,047	16,950
	Aspen Insurance Holdings Ltd.	758,339	16,941
	Janus Capital Group Inc.	1,469,839	16,756
	Camden Property Trust REIT	606,926	16,751
*,^	AmeriCredit Corp.	1,220,479	16,537
	Mack-Cali Realty Corp. REIT	714,314	16,286
	Bank of Hawaii Corp.	444,327	15,920
	Allied World Assurance Holdings, Ltd.	387,439	15,819
	SL Green Realty Corp. REIT	687,985	15,782
	Raymond James Financial, Inc.	908,451	15,634
	First Niagara Financial Group, Inc.	1,356,498	15,491
	Essex Property Trust, Inc. REIT	247,995	15,433
	American Financial Group, Inc.	697,098	15,043
	Marshall & Ilsley Corp.	3,116,095	14,957
	City National Corp.	403,775	14,871
	Corporate Office Properties Trust, Inc. REIT	504,908	14,809
	Weingarten Realty Investors REIT	1,018,335	14,776
	Valley National Bancorp	1,252,540	14,655
	Highwood Properties, Inc. REIT	650,833	14,559
	TCF Financial Corp.	1,081,467	14,459
	MFA Mortgage Investments, Inc. REIT	2,071,743	14,336
	UDR, Inc. REIT	1,386,918	14,327
	BancorpSouth, Inc.	692,548	14,218
	Associated Banc-Corp.	1,131,438	14,143
*	Alleghany Corp.	51,090	13,845
*	ProAssurance Corp.	294,778	13,622
*	Knight Capital Group, Inc. Class A	788,200	13,439
	Westamerica Bancorporation	267,801	13,286

	Taubman Co. REIT	492,790	13,236
	Endurance Specialty Holdings Ltd.	450,409	13,197
	StanCorp Financial Group, Inc.	455,529	13,065
^	Alexandria Real Estate Equities, Inc. REIT	364,576	13,048
	FirstMerit Corp.	763,847	12,970
^	The Macerich Co. REIT	723,896	12,748
	National Retail Properties REIT	734,487	12,743
	Platinum Underwriters Holdings, Ltd.	442,414	12,649
	Assured Guaranty Ltd.	1,021,412	12,645
	Jones Lang LaSalle Inc.	384,655	12,590
	Hospitality Properties Trust REIT	1,034,635	12,302
*	E*TRADE Financial Corp.	9,606,987	12,297
	Washington REIT	540,927	12,101
	Omega Healthcare Investors, Inc. REIT	764,537	11,866
	IPC Holdings Ltd.	432,757	11,832
	Zions Bancorp	1,020,688	11,799

16

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Prosperity Bancshares, Inc.	383,978	11,454
	BRE Properties Inc. Class A REIT	475,208	11,291
	UMB Financial Corp.	287,080	10,912
	Montpelier Re Holdings Ltd.	814,594	10,826
	Washington Federal Inc.	820,735	10,670
	American Campus Communities, Inc. REIT	472,206	10,474
*	Stifel Financial Corp.	215,851	10,380
^	Greenhill & Co., Inc.	143,175	10,339
	NewAlliance Bancshares, Inc.	898,308	10,331
	Home Properties, Inc. REIT	301,802	10,291
	Erie Indemnity Co. Class A	284,946	10,190
*	Signature Bank	369,698	10,026
	Redwood Trust, Inc. REIT	663,094	9,787
	Apartment Investment & Management Co. Class A REIT	1,096,615	9,705
	CapitalSource Inc.	1,982,928	9,677
	Hatteras Financial Corp. REIT	338,045	9,665
	Mid-America Apartment Communities, Inc. REIT	262,257	9,627
	Tanger Factory Outlet Centers, Inc. REIT	296,281	9,608
	Healthcare Realty Trust Inc. REIT	554,715	9,336
	BioMed Realty Trust, Inc. REIT	908,853	9,298
	TFS Financial Corp.	865,566	9,192
*	PHH Corp.	505,533	9,191
	Equity Lifestyle Properties, Inc. REIT	244,375	9,086
	Potlatch Corp. REIT	367,654	8,930
	Protective Life Corp.	778,029	8,901
	Wilmington Trust Corp.	640,560	8,750
	Trustmark Corp.	451,320	8,719
	HRPT Properties Trust REIT	2,108,094	8,559
	Brandywine Realty Trust REIT	1,147,832	8,551
	Mercury General Corp.	254,992	8,524
	Fulton Financial Corp.	1,622,664	8,454
	PrivateBancorp, Inc.	380,036	8,452
	Glacier Bancorp, Inc.	570,026	8,419
*	KBW Inc.	292,431	8,410
	Tower Group, Inc.	338,331	8,384
	BOK Financial Corp.	221,163	8,331
*	SVB Financial Group	304,835	8,298
*	Investment Technology Group, Inc.	404,887	8,256
	Douglas Emmett, Inc. REIT	913,251	8,210
	Max Re Capital Ltd.	441,596	8,152
*	Argo Group International Holdings	284,975	8,042
	Delphi Financial Group, Inc.	410,664	7,979
	Kilroy Realty Corp. REIT	387,838	7,966
	Apollo Investment Corp.	1,327,342	7,964
	Capitol Federal Financial	206,961	7,933
	Synovus Financial Corp.	2,628,650	7,860
	Odyssey Re Holdings Corp.	195,757	7,826
	First Financial Bankshares, Inc.	154,599	7,786

	CIT Group Inc.	3,613,662	7,769
	EastGroup Properties, Inc. REIT	233,475	7,709
*	Piper Jaffray Cos., Inc.	175,223	7,652
	DCT Industrial Trust Inc. REIT	1,862,297	7,598
	R.L.I. Corp.	169,537	7,595
	Zenith National Insurance Corp.	347,697	7,559
^	United Bankshares, Inc.	382,210	7,468
	Capstead Mortgage Corp. REIT	586,941	7,460
	Franklin Street Properties Corp. REIT	561,862	7,445
	Ares Capital Corp.	899,979	7,254
^	Validus Holdings, Ltd.	327,930	7,208
	Hancock Holding Co.	220,875	7,176
	LaSalle Hotel Properties REIT	572,768	7,068
	Forest City Enterprise Class A	1,057,948	6,982
	PS Business Parks, Inc. REIT	143,070	6,930
^	Allied Capital Corp.	1,958,812	6,817

17

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Entertainment Properties Trust REIT	325,793	6,711
*	MBIA, Inc.	1,540,775	6,672
^	American Capital Ltd.	2,070,654	6,647
	NBT Bancorp, Inc.	305,633	6,635
	Anworth Mortgage Asset Corp. REIT	917,535	6,615
	Astoria Financial Corp.	765,330	6,567
	optionsXpress Holdings Inc.	420,528	6,531
	IBERIABANK Corp.	163,754	6,454
	F.N.B. Corp.	1,031,920	6,388
	Cash America International Inc.	271,435	6,349
*	Texas Capital Bancshares, Inc.	409,891	6,341
	Extra Space Storage Inc. REIT	755,571	6,309
	Selective Insurance Group	488,783	6,242
	MGIC Investment Corp.	1,418,214	6,240
	Employers Holdings, Inc.	456,687	6,188
	DiamondRock Hospitality Co. REIT	984,773	6,165
^	CBL & Associates Properties, Inc. REIT	1,143,020	6,161
	National Health Investors REIT	229,406	6,127
	Old National Bancorp	614,800	6,037
	Developers Diversified Realty Corp. REIT	1,212,544	5,917
*	Navigators Group, Inc.	132,425	5,884
^	Fannie Mae	10,132,582	5,877
*	Interactive Brokers Group, Inc.	376,922	5,854
^	Park National Corp.	103,273	5,833
*,^	MF Global Ltd.	976,606	5,791
	Whitney Holdings Corp.	622,974	5,706
	Ambac Financial Group, Inc.	6,087,339	5,600
	Unitrin, Inc.	462,597	5,560
*	Ocwen Financial Corp.	426,884	5,537
	Post Properties, Inc. REIT	407,520	5,477
^	Popular, Inc.	2,476,851	5,449
	First Citizens BancShares Class A	40,221	5,376
^	International Bancshares Corp.	513,033	5,289
^	Equity One, Inc. REIT	395,004	5,238
*,^	Portfolio Recovery Associates, Inc.	131,639	5,098
	Brookline Bancorp, Inc.	538,976	5,023
	Infinity Property & Casualty Corp.	134,529	4,905
*	Hilltop Holdings Inc.	411,158	4,880
	Inland Real Estate Corp. REIT	688,168	4,817
	Investors Real Estate Trust REIT	539,568	4,797
	Sovran Self Storage, Inc. REIT	194,715	4,790
	Financial Federal Corp.	230,767	4,742
	Community Bank System, Inc.	319,467	4,651
	Bank Mutual Corp.	528,713	4,610
^	iStar Financial Inc. REIT	1,614,394	4,585
	Medical Properties Trust Inc. REIT	749,560	4,550
	Provident Financial Services Inc.	495,761	4,511
	Alexander's, Inc. REIT	16,707	4,504

	DuPont Fabros Technology Inc. REIT	472,937	4,455
	PacWest Bancorp	334,338	4,400
	Sterling Bancshares, Inc.	692,703	4,385
	First Commonwealth Financial Corp.	687,929	4,361
	City Holding Co.	140,964	4,280
	Umpqua Holdings Corp.	550,384	4,271
	TrustCo Bank NY	715,886	4,231
	East West Bancorp, Inc.	640,073	4,154
*	PICO Holdings, Inc.	142,323	4,085
*	First Cash Financial Services, Inc.	232,633	4,076
*	Riskmetrics Group Inc.	226,993	4,009
*	Investors Bancorp, Inc.	428,926	3,929
	Susquehanna Bancshares, Inc.	793,492	3,880
*	Conseco, Inc.	1,616,462	3,831
	Ashford Hospitality Trust REIT	1,351,341	3,797
	Horace Mann Educators Corp.	375,656	3,745

18

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Acadia Realty Trust REIT	284,765	3,716
	Harleysville Group, Inc.	129,809	3,663
	Webster Financial Corp.	454,785	3,661
*,^	Freddie Mac	5,904,484	3,661
	Hercules Technology Growth Capital, Inc.	435,519	3,641
	Cathay General Bancorp	382,164	3,634
	American Physicians Capital, Inc.	92,384	3,618
*	Greenlight Capital Re. Ltd.	208,675	3,612
	Getty Realty Holding Corp. REIT	190,195	3,589
	Chemical Financial Corp.	179,873	3,581
	LTC Properties, Inc. REIT	172,037	3,518
^	United Community Banks, Inc.	584,765	3,503
	GFI Group Inc.	509,900	3,437
*	Pinnacle Financial Partners, Inc.	255,703	3,406
	Cousins Properties, Inc. REIT	396,591	3,371
*	Western Alliance Bancorp	488,983	3,345
^	CVB Financial Corp.	558,524	3,334
	Saul Centers, Inc. REIT	111,516	3,298
	Provident New York Bancorp, Inc.	404,782	3,287
	SWS Group, Inc.	235,052	3,284
	Safety Insurance Group, Inc.	107,239	3,277
*	Amerisafe Inc.	210,394	3,274
	Community Trust Bancorp Inc.	120,584	3,226
	Gamco Investors Inc. Class A	66,494	3,225
*	Dollar Financial Corp.	233,717	3,223
	Simmons First National Corp.	120,510	3,220
*	Beneficial Mutual Bancorp, Inc.	333,945	3,206
*	EZCORP, Inc.	295,703	3,188
*	LaBranche & Co. Inc.	738,446	3,175
	Wintrust Financial Corp.	196,765	3,164
	First Midwest Bancorp, Inc.	427,348	3,124
*	Forestar Real Estate Group, Inc.	262,948	3,124
*	Nelnet, Inc.	229,033	3,113
	Meadowbrook Insurance Group, Inc.	474,645	3,099
	S.Y. Bancorp, Inc.	126,501	3,058
	National Penn Bancshares Inc.	657,867	3,033
	Arrow Financial Corp.	111,584	3,013
	United Fire & Casualty Co.	175,260	3,006
	Northwest Bancorp, Inc.	157,849	2,977
	Colonial Properties Trust REIT	395,715	2,928
	Universal Health Realty Income REIT	90,890	2,865
	Dime Community Bancshares	314,170	2,862
*,^	Citizens, Inc.	465,997	2,833
*	TradeStation Group, Inc.	332,483	2,813
	WesBanco, Inc.	192,910	2,805
	Sunstone Hotel Investors, Inc. REIT	521,717	2,791
*	CNA Surety Corp.	206,408	2,784
	BlackRock Kelso Capital Corp.	445,881	2,778

	Sterling Financial Corp.	949,769	2,764
	First BanCorp Puerto Rico	690,525	2,728
	Essa Bancorp Inc.	198,513	2,714
	Independent Bank Corp. (MA)	137,719	2,713
	Prospect Energy Corp.	294,659	2,711
	S & T Bancorp, Inc.	222,349	2,704
	First Source Corp.	156,505	2,703
*	Tejon Ranch Co.	101,619	2,692
*	World Acceptance Corp.	135,048	2,689
	Calamos Asset Management, Inc.	189,869	2,679
	Boston Private Financial Holdings, Inc.	590,124	2,644
	First Financial Bancorp	350,102	2,633
	StellarOne Corp.	203,120	2,630
	Flagstone Reinsurance Holdings Ltd.	254,929	2,626
*	MarketAxess Holdings, Inc.	275,459	2,625
*	eHealth, Inc.	148,405	2,621

19

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	First Financial Corp. (IN)	82,646	2,610
	TowneBank	184,019	2,576
	Suffolk Bancorp	99,674	2,556
	MB Financial, Inc.	250,277	2,550
	Renasant Corp.	168,143	2,525
	Bank of the Ozarks, Inc.	115,427	2,497
	Westfield Financial, Inc.	275,268	2,494
	State Auto Financial Corp.	139,842	2,447
*	Tree.com, Inc.	254,017	2,439
	Amtrust Financial Services Inc.	213,080	2,429
	Republic Bancorp, Inc. Class A	106,201	2,399
	Walter Investment Management Corp. REIT	180,518	2,397
	Great Southern Bancorp, Inc.	116,268	2,389
*	Oritani Financial Corp.	174,154	2,388
	TriCo Bancshares	148,320	2,299
	Sun Communities, Inc. REIT	166,442	2,294
	Oriental Financial Group Inc.	236,013	2,289
	Harleysville National Corp.	484,486	2,277
	American Equity Investment Life Holding Co.	407,040	2,271
	BGC Partners, Inc.	596,973	2,263
	Sandy Spring Bancorp, Inc.	151,226	2,223
	Tompkins Trustco, Inc.	45,975	2,204
	OneBeacon Insurance Group Ltd.	187,692	2,194
	Evercore Partners Inc.	111,300	2,186
	Camden National Corp.	64,117	2,182
	Cardinal Financial Corp.	277,647	2,174
	Duff & Phelps Corp.	121,464	2,160
	Lexington Realty Trust REIT	632,267	2,150
*	FBR Capital Markets Corp.	449,127	2,111
	First Mercury Financial Corp.	152,481	2,100
	Home Bancshares Inc.	110,246	2,099
	SCBT Financial Corp.	87,697	2,078
	Parkway Properties Inc. REIT	159,683	2,076
	Kearny Financial Corp.	180,627	2,066
	U-Store-It Trust REIT	420,995	2,063
	First Bancorp (NC)	130,213	2,042
	National Western Life Insurance Co. Class A	17,350	2,026
	Mission West Properties Inc. REIT	295,791	2,020
	Donegal Group Inc. Class A	131,987	2,008
*	Safeguard Scientifics, Inc.	1,507,936	1,990
	Washington Trust Bancorp, Inc.	111,308	1,985
	Stewart Information Services Corp.	138,648	1,976
*	FPIC Insurance Group, Inc.	64,401	1,972
	Consolidated-Tomoka Land Co.	56,034	1,966
	Cedar Shopping Centers, Inc. REIT	433,858	1,961
	Peoples Bancorp, Inc.	114,956	1,960
	First Merchants Corp.	243,846	1,958
	Columbia Banking System, Inc.	188,266	1,926

	Southside Bancshares, Inc.	84,206	1,926
	Lakeland Bancorp, Inc.	213,457	1,919
*	Seabright Insurance Holdings, Inc.	186,757	1,892
	Abington Community Bancorp Inc.	235,745	1,877
*	Guaranty Bancorp	978,352	1,869
	First Potomac REIT	190,912	1,861
*	Harris & Harris Group, Inc.	318,417	1,856
	Capital City Bank Group, Inc.	108,034	1,820
^	Pennsylvania REIT	361,500	1,807
^	NorthStar Realty Finance Corp. REIT	637,971	1,805
	Cohen & Steers, Inc.	119,419	1,785
*	The First Marblehead Corp.	881,292	1,780
	OceanFirst Financial Corp.	148,604	1,779
	BancFirst Corp.	50,927	1,761
	National Financial Partners Corp.	240,045	1,757
	Pacific Capital Bancorp	818,745	1,752

20

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Sterling Bancorp	209,443	1,749
	Union Bankshares Corp.	116,591	1,745
	Berkshire Hills Bancorp, Inc.	83,779	1,741
	Danvers Bancorp, Inc.	128,621	1,730
	Clifton Savings Bancorp, Inc.	158,920	1,710
	Urstadt Biddle Properties Class A REIT	121,362	1,709
	Compass Diversified Trust	210,291	1,701
	Univest Corp. of Pennsylvania	83,919	1,700
*	Penson Worldwide, Inc.	188,960	1,691
	Ames National Corp.	68,928	1,683
	MVC Capital, Inc.	198,486	1,679
	Flushing Financial Corp.	179,381	1,677
	Northfield Bancorp, Inc.	143,210	1,664
	Medallion Financial Corp.	214,387	1,640
	WSFS Financial Corp.	60,043	1,640
^	First Industrial Realty Trust REIT	376,291	1,637
	Lakeland Financial Corp.	85,737	1,629
	National Bankshares, Inc.	67,817	1,628
	Kohlberg Capital Corp.	257,191	1,625
	The Phoenix Cos., Inc.	963,644	1,609
	Nara Bancorp, Inc.	304,547	1,578
	First Bancorp, Inc.	80,466	1,567
^	Colonial BancGroup, Inc.	2,518,853	1,562
	U.S. Global Investors, Inc. Class A	167,548	1,551
*	Sun Bancorp, Inc. (NJ)	299,183	1,550
	Radian Group, Inc.	569,153	1,548
^	Life Partners Holdings	109,121	1,547
	BankFinancial Corp.	173,940	1,541

^	American Capital Agency Corp. REIT	67,088	1,541
*	Republic First Bancorp, Inc.	196,035	1,529
	Capital Southwest Corp.	20,888	1,511
^	First Busey Corp.	204,502	1,503
	Mainsource Financial Group, Inc.	201,301	1,494
*	The Bancorp Inc.	244,900	1,469
*	Citizens Banking Corp.	2,039,043	1,448
	CapLease, Inc. REIT	523,635	1,445
^	TICC Capital Corp.	320,726	1,414
^	German American Bancorp	97,662	1,407
	UCBH Holdings, Inc.	1,116,386	1,407
	Presidential Life Corp.	183,999	1,393
*	Thomas Weisel Partners Group, Inc.	227,507	1,370
	Glimcher Realty Trust REIT	462,535	1,341
	Student Loan Corp.	35,677	1,327
	Ramco-Gershenson Properties Trust REIT	132,481	1,326
	Heartland Financial USA, Inc.	92,782	1,325
	First of Long Island Corp.	56,967	1,318
	Agree Realty Corp. REIT	71,430	1,309
	Hanmi Financial Corp.	746,995	1,307
*	United America Indemnity, Ltd.	272,808	1,307
	The PMI Group Inc.	655,578	1,298
	Smithtown Bancorp, Inc.	101,227	1,295
*	Encore Capital Group, Inc.	97,661	1,294
	EMC Insurance Group, Inc.	61,723	1,284
*	Credit Acceptance Corp.	58,391	1,276
	Baldwin & Lyons, Inc. Class B	64,760	1,276
	Westwood Holdings Group, Inc.	30,293	1,267
*	Rewards Network Inc.	332,264	1,256
	First Community Bancshares, Inc.	97,778	1,255
	Gladstone Capital Corp.	165,291	1,245
	Monmouth Real Estate Investment Corp. REIT	210,332	1,233
	Sanders Morris Harris Group Inc.	223,285	1,228
	Fifth Street Finance Corp.	121,341	1,218
	First Financial Northwest, Inc.	155,227	1,214
	Advance America, Cash Advance Centers, Inc.	269,203	1,193

21

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Peapack Gladstone Financial Corp.	61,065	1,178
	Southwest Bancorp, Inc.	120,524	1,176
*	Broadpoint Gleacher Securities Inc.	208,183	1,162
	Resource Capital Corp. REIT	359,017	1,149
	Kite Realty Group Trust REIT	392,347	1,146
	Bryn Mawr Bank Corp.	59,860	1,130
	First Financial Holdings, Inc.	118,038	1,110
^	Merchants Bancshares, Inc.	49,330	1,095
	FBL Financial Group, Inc. Class A	126,271	1,043
*	Taylor Capital Group, Inc.	146,239	1,002
	ViewPoint Financial Group	65,033	990
*	PMA Capital Corp. Class A	217,430	989
^	Old Second Bancorp, Inc.	166,567	983
^	Frontier Financial Corp.	801,794	970
	LSB Corp.	95,020	967
	RAIT Financial Trust REIT	698,721	957
^	United Security Bancshares, Inc.	43,556	954
*	Asset Acceptance Capital Corp.	123,383	949
	The South Financial Group, Inc.	790,691	941
*	Crawford & Co. Class B	194,912	936
	West Bancorporation	184,751	924
	United Financial Bancorp, Inc.	66,830	924
	ESB Financial Corp.	70,236	921
	Citizens & Northern Corp.	44,336	912
	Central Pacific Financial Co.	243,134	912
	Bancorp Rhode Island Inc.	46,255	912
*	Bank of Florida Corp.	287,170	905
	American Physicians Service Group, Inc.	39,860	904
	Federal Agricultural Mortgage Corp. Class C	186,556	901
	Gladstone Commercial Corp. REIT	69,243	897
	NGP Capital Resources Co.	152,518	895
	Associated Estates Realty Corp. REIT	149,964	894
	Financial Institutions, Inc.	64,801	885
	Kayne Anderson Energy Development Co.	66,200	878
	Wilshire Bancorp Inc.	151,485	871
^	Cascade Bancorp	615,629	868
^	W Holding Co., Inc.	59,731	848
*	Virtus Investment Partners Inc.	57,681	847
	NYMAGIC, Inc.	59,242	822
*	Virginia Commerce Bancorp, Inc.	350,353	806
	Farmers Capital Bank Corp.	31,699	798
	Gladstone Investment Corp.	160,567	776
*	First Acceptance Corp.	362,113	771
	Hersha Hospitality Trust REIT	309,135	767
	Ameris Bancorp	120,842	764
	National Interstate Corp.	49,284	748
	MCG Capital Corp.	306,108	744
*,^	International Assets Holding Corp.	49,799	740

*	Ampal-American Israel Corp.	300,882	734
^	American National Bankshares Inc.	37,943	732
	PennantPark Investment Corp.	102,903	731
	Eastern Virginia Bankshares, Inc.	84,281	728
	Rome Bancorp, Inc.	86,343	725
	K-Fed Bancorp	78,921	724
	Shore Bancshares, Inc.	40,290	723
	FelCor Lodging Trust, Inc. REIT	287,831	708
*	Metro Bancorp Inc.	36,229	698
^	Hampton Roads Bankshares, Inc.	83,596	690
	TF Financial Corp.	38,622	681
*	Pacific Mercantile Bancorp	158,691	678
	Education Realty Trust, Inc. REIT	156,362	671
	Centerstate Banks of Florida	88,926	660
	Cogdell Spencer Inc. REIT	153,789	660
	CoBiz Inc.	102,539	657

22

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
^	ASTA Funding, Inc.	120,104	653
	One Liberty Properties, Inc. REIT	112,681	648
	Eastern Insurance Holdings, Inc.	68,800	647
*,^	CompuCredit Corp.	280,713	646
	First United Corp.	56,904	640
	Enterprise Financial Services Corp.	70,392	640
	Penns Woods Bancorp, Inc.	21,715	633
	First South Bancorp, Inc.	54,026	627
*	Flagstar Bancorp, Inc.	910,817	619
^	BankAtlantic Bancorp, Inc. Class A	157,422	608
^	BancTrust Financial Group, Inc.	201,005	603
	State Bancorp, Inc.	78,344	592
	Indiana Community Bancorp	45,531	590
	Alliance Bancorp, Inc. of Pennsylvania	68,209	584
^	Patriot Capital Funding Inc.	339,543	581
	PMC Commercial Trust REIT	87,483	580
	UMH Properties, Inc. REIT	72,051	574
	Care Investment Trust Inc.	109,401	569
	Meta Financial Group, Inc.	25,907	558
*	First State Bancorporation	286,754	553
	BRT Realty Trust REIT	122,856	553
*	Intervest Bancshares Corp.	162,007	551
*,^	Macatawa Bank Corp.	194,334	548
*	American Safety Insurance Holdings, Ltd.	40,248	548
	Resource America, Inc.	101,687	547
	Winthrop Realty Trust REIT	60,830	543
	Heritage Financial Corp.	46,679	540
	Comm Bancorp, Inc.	13,723	535
*,^	Primus Guaranty, Ltd.	225,262	532
	Kansas City Life Insurance Co.	19,744	531
*	Avatar Holding, Inc.	28,240	513
^	Arbor Realty Trust, Inc. REIT	291,980	511
^	Anthracite Capital Inc. REIT	820,312	509
	Urstadt Biddle Properties REIT	37,652	500
	Center Bancorp, Inc.	60,376	492
	Thomas Properties Group, Inc.	313,390	492
	Ameriserv Financial Inc.	270,601	487
	Banner Corp.	125,836	481
	Firstbank Corp.	67,516	476
*,^	Ladenburg Thalmann Financial Services, Inc.	877,990	474
	LNB Bancorp, Inc.	74,555	473
	CFS Bancorp, Inc.	110,858	469
	Sierra Bancorp	37,040	468
	First Defiance Financial Corp.	35,348	460
	PremierWest Bancorp	134,122	455
	Century Bancorp, Inc. Class A	24,012	443
	Center Financial Corp.	174,018	439

	Citizens South Banking Corp.	84,032	433
*	Reis, Inc.	108,778	425
*	Marlin Business Services Inc.	75,931	425
	First Place Financial Corp.	131,864	410
*	Cowen Group, Inc.	49,091	410
	Middleburg Financial Corp.	29,701	409
	Bridge Bancorp, Inc.	14,900	406
^	Provident Financial Holdings, Inc.	73,034	405
	Roma Financial Corp.	31,090	396
	Bank of Granite Corp.	131,401	396
*	Superior Bancorp	146,938	383
^	City Bank Lynnwood (WA)	159,099	375
	Yadkin Valley Bank and Trust Co.	53,743	371
	Heritage Commerce Corp.	98,860	368
	Capitol Bancorp Ltd.	138,217	366
	Independent Bank Corp. (MI)	275,184	363
	North Valley Bancorp	72,641	361

23

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Waterstone Financial, Inc.	120,585	358
	Cheviot Financial Corp.	44,679	357
*	Stratus Properties Inc.	56,206	357
	Capital Bank Corp.	75,053	356
	Mercantile Bank Corp.	106,988	353
	Bank of Marin Bancorp	13,021	351
*	NewStar Financial, Inc.	181,654	347
	Gramercy Capital Corp. REIT	215,446	347
	Horizon Bancorp Indiana	20,991	344
	Wainwright Bank & Trust Co.	43,810	344
*	Market Leader, Inc.	185,597	343
	Pamrapo Bancorp, Inc.	37,016	342
^	Greene County Bancshares	76,085	341
*	First Regional Bancorp	267,244	337
	Preferred Bank	88,424	336
	Parkvale Financial Corp.	37,170	334
*	First Keystone Financial, Inc.	35,644	330
	MutualFirst Financial Inc.	36,457	327
	Pacific Continental Corp.	26,700	324
	Pulaski Financial Corp.	48,606	321
	Commercial National Financial Corp.	21,300	315
	NewBridge Bancorp.	150,777	312
	West Coast Bancorp	151,355	309
	Codorus Valley Bancorp, Inc.	48,867	308
^	Seacoast Banking Corp. of Florida	124,245	302
	ECB Bancorp, Inc.	14,795	292
	Jefferson Bancshares, Inc.	50,434	291
*	TIB Financial Corp.	102,071	286
	HopFed Bancorp, Inc.	29,361	286
*	Maui Land & Pineapple Co., Inc.	36,883	284
	Investors Title Co.	10,524	283
*,^	Arlington Asset Investment Corp. Class A Shares REIT	737,367	280
	Hawthorn Bancshares Inc.	27,527	273
	Independence Holding Co.	42,503	270
	Alliance Financial Corp.	9,381	266
	Ameriana Bancorp	68,107	260
	Diamond Hill Investment Group	6,394	257
*,^	Community Bancorp	273,923	255
	Universal Insurance Holdings, INC.	50,500	253
*,^	Maguire Properties, Inc. REIT	297,824	253
*	Irwin Financial Corp.	350,016	252
	Grubb & Ellis Co.	304,246	243
^	Midwest Banc Holdings, Inc.	327,380	242
	Integra Bank Corp.	207,677	239
	MBT Financial Corp.	103,204	237
	Hingham Institution for Savings	7,900	237
*,^	Corus Bankshares Inc.	816,202	224
^	Anchor Bancorp Wisconsin Inc.	172,170	224

*	United Community Financial Corp.	198,347	216
	TierOne Corp.	102,307	211
	Southern Community Financial Corp.	76,881	208
	Cadence Financial Corp.	91,911	205
	First Pactrust Bancorp	29,258	199
	First M&F Corp.	48,652	198
*	Vestin Realty Mortgage II, Inc.	74,163	197
	VIST Financial Corp.	29,765	197
	Camco Financial Corp.	81,410	193
	Amcore Financial, Inc.	233,264	191
	Norwood Financial Corp.	6,091	191
	FNB Corp. (NC)	71,605	178
	HMN Financial, Inc.	48,817	171
	First Security Group Inc.	44,571	169
*	American Independence Corp.	35,613	166
	Unity Bancorp, Inc.	45,911	161

24

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	FCStone Group, Inc.	40,580	160
	Rockville Financial, Inc.	14,175	155
	Colony Bankcorp, Inc.	21,406	152
*,^	Guaranty Financial Group, Inc.	777,786	148
	Wayne Savings Bancshares, Inc.	23,970	141
	Federal Agricultural Mortgage Corp. Class A	38,986	136
^	Capital Trust Class A REIT	92,499	134
^	United Security Bancshares (CA)	25,834	130
*	Crawford & Co.	34,861	127
*,^	Transcontinental Realty Investors, Inc. REIT	10,500	127
	First Federal Bancshares of Arkansas, Inc.	31,237	123
	WSB Holdings, Inc.	54,300	123
*	Royal Bancshares of Pennsylvania, Inc.	64,132	120
*	AmericanWest Bancorporation	212,775	119
^	Horizon Financial Corp.	98,115	109
	Advanta Corp. Class B	237,718	100
	Alesco Financial, Inc. REIT	119,475	94
*	Hallmark Financial Services, Inc.	12,479	89
*	Consumer Portfolio Services, Inc.	142,596	85
	Cascade Financial Corp.	37,178	80
*	BCSB Bancorp, Inc.	9,610	78
	Strategic Hotels and Resorts, Inc. REIT	65,874	73
	Atlantic Coast Federal Corp.	35,538	68
*,^	Security Bank Corp.	152,535	66
*	Encore Bancshares, Inc.	8,747	63
	Advanta Corp. Class A	148,321	62
*	Northern States Financial Corp.	11,261	60
	Ohio Valley Banc Corp.	1,720	50
	Citizens Holding Co	1,448	45
	Community Bankers Trust Corp.	11,500	43
	Crescent Banking Co.	19,235	36
	Habersham Bancorp	11,403	36
*	AMV Liquidating Trust	289,511	32
*	Citizens First Bancorp, Inc.	32,429	27
	PAB Bankshares, Inc.	9,695	25
*	MidSouth Bancorp	1,100	18
	Old Point Financial Corp.	700	13
	California National Bancorp	1,132	13
*	Valley National Bankcorp Warrants Exp. 6/30/15	6,511	12
	QC Holdings Inc.	2,100	11
	Mercer Insurance Group, Inc.	597	9
	Porter Bancorp, Inc.	600	9
	CNB Financial Corp.	600	8
*	Cardtronics Inc.	2,034	8
*	Fox Chase Bancorp Inc.	704	7
	C&F Financial Corp.	400	6
	Eagle Bancorp, Inc.	712	6
	United Bancshares Inc	500	5

*	HFF Inc. Class A	1,348	5
	Newcastle Investment Corp. REIT	6,896	5
	New Hampshire Thrift Bancshares, Inc.	400	4
*	GAINSCO, Inc.	220	3
	Summit Financial Group, Inc.	600	3
*	Teton Advisors Inc. Class B	967	2
*	Central Jersy Bancorp	300	2
	United Western Bancorp. Inc.	99	1
	Community Capital Corp.	100	—
			13,284,892
Health Care (13.7%)
	Johnson & Johnson	25,597,540	1,453,940
	Pfizer Inc.	62,427,501	936,413
	Abbott Laboratories	14,302,586	672,794
	Wyeth	12,322,345	559,311
	Merck & Co., Inc.	19,566,881	547,090

25

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Amgen Inc.	9,690,055	512,991
*	Gilead Sciences, Inc.	8,426,847	394,713
	Schering-Plough Corp.	15,048,626	378,021
	Bristol-Myers Squibb Co.	18,320,368	372,087
	Medtronic, Inc.	10,349,252	361,085
	Eli Lilly & Co.	9,470,253	328,050
	Baxter International, Inc.	5,681,172	300,875
	UnitedHealth Group Inc.	11,250,535	281,038
*	WellPoint Inc.	4,612,611	234,736
*	Medco Health Solutions, Inc.	4,544,551	207,277
*	Celgene Corp.	4,252,481	203,439
*	Covidien PLC	4,664,313	174,632
*	Express Scripts Inc.	2,384,608	163,942
*	Thermo Fisher Scientific, Inc.	3,889,712	158,584
	Becton, Dickinson & Co.	2,218,932	158,232
*	Boston Scientific Corp.	13,899,706	140,943
*	Genzyme Corp.	2,504,324	139,416
	Allergan, Inc.	2,813,465	133,865
*	St. Jude Medical, Inc.	3,186,464	130,964
*	Biogen Idec Inc.	2,752,000	124,253
	McKesson Corp.	2,535,455	111,560
	Stryker Corp.	2,753,707	109,432
	Aetna Inc.	4,269,488	106,951
	Cardinal Health, Inc.	3,337,284	101,954
*	Zimmer Holdings, Inc.	2,080,272	88,620
	Quest Diagnostics, Inc.	1,500,757	84,688
*	Forest Laboratories, Inc.	2,793,242	70,138
	C.R. Bard, Inc.	920,956	68,565
*	Laboratory Corp. of America Holdings	1,003,103	68,000
*	Life Technologies Corp.	1,605,824	66,995
	CIGNA Corp.	2,512,468	60,525
*,^	Intuitive Surgical, Inc.	362,801	59,376
*	Hospira, Inc.	1,478,303	56,944
*	Vertex Pharmaceuticals, Inc.	1,492,453	53,191
*	Humana Inc.	1,564,246	50,463
	AmerisourceBergen Corp.	2,820,919	50,043
*	DaVita, Inc.	961,075	47,535
*	Waters Corp.	910,924	46,885
*	Illumina, Inc.	1,121,572	43,674
*	Varian Medical Systems, Inc.	1,152,716	40,506
	DENTSPLY International Inc.	1,308,369	39,931
*	Cerner Corp.	638,508	39,773
*	Henry Schein, Inc.	828,810	39,741
*	Cephalon, Inc.	683,440	38,717
*	Mylan Inc.	2,821,666	36,823
*	Millipore Corp.	511,458	35,909
*	Edwards Lifesciences Corp.	516,421	35,132
*	Hologic, Inc.	2,372,490	33,761

	Beckman Coulter, Inc.	585,081	33,432
*	Myriad Genetics, Inc.	882,011	31,444
*	Alexion Pharmaceuticals, Inc.	757,817	31,161
*	Watson Pharmaceuticals, Inc.	921,858	31,057
*	Covance, Inc.	587,304	28,895
*	ResMed Inc.	703,224	28,642
	Omnicare, Inc.	1,100,086	28,338
*	Coventry Health Care Inc.	1,383,526	25,886
*,^	Dendreon Corp.	1,034,333	25,703
*	IDEXX Laboratories, Inc.	548,199	25,327
*	Inverness Medical Innovations, Inc.	688,851	24,509
*	Mettler-Toledo International Inc.	312,223	24,088
	Pharmaceutical Product Development, Inc.	982,311	22,809
*	King Pharmaceuticals, Inc.	2,289,436	22,047
*	Community Health Systems, Inc.	855,243	21,595
*	Gen-Probe Inc.	498,590	21,429

26

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	IMS Health, Inc.	1,685,956	21,412
	Techne Corp.	331,297	21,140
	Universal Health Services Class B	430,663	21,038
*	Charles River Laboratories, Inc.	620,753	20,950
*	VCA Antech, Inc.	784,586	20,948
	Perrigo Co. (U.S.Shares)	725,998	20,168
*	Endo Pharmaceuticals Holdings, Inc.	1,080,232	19,358
	PerkinElmer, Inc.	1,086,115	18,898
*,^	Valeant Pharmaceuticals International	717,570	18,456
*	United Therapeutics Corp.	221,390	18,448
*	Patterson Companies, Inc.	844,395	18,323
*	MEDNAX, Inc.	424,805	17,897
*	Sepracor Inc.	1,008,452	17,466
*	Amylin Pharmaceuticals, Inc.	1,278,861	17,265
	Owens & Minor, Inc.	384,840	16,864
	Teleflex Inc.	367,748	16,486
*	Lincare Holdings, Inc.	688,959	16,204
*	OSI Pharmaceuticals, Inc.	535,020	15,104
*	Nuvasive, Inc.	337,806	15,066
*	Health Net Inc.	964,547	14,999
*	Onyx Pharmaceuticals, Inc.	527,061	14,895
*	Isis Pharmaceuticals, Inc.	894,367	14,757
*	BioMarin Pharmaceutical Inc.	927,206	14,474
	STERIS Corp.	544,437	14,199
*	Thoratec Corp.	525,807	14,081
*	Kinetic Concepts, Inc.	497,289	13,551
*	Haemonetics Corp.	235,940	13,449
*	AMERIGROUP Corp.	493,970	13,263
*	Bio-Rad Laboratories, Inc. Class A	174,951	13,205
*	Tenet Healthcare Corp.	4,424,946	12,478
*	Auxilium Pharmaceuticals, Inc.	395,738	12,418
*	Magellan Health Services, Inc.	377,092	12,376
*	Warner Chilcott Ltd.	930,216	12,232
*	LifePoint Hospitals, Inc.	465,683	12,224
*	HLTH Corp.	898,154	11,766
*	HealthSouth Corp.	814,617	11,763
*	Psychiatric Solutions, Inc.	512,525	11,655
*	Health Management Associates Class A	2,277,426	11,250
*	Masimo Corp.	452,472	10,909
*	American Medical Systems Holdings, Inc.	681,939	10,775
	West Pharmaceutical Services, Inc.	305,413	10,644
*	Varian, Inc.	268,658	10,593
	The Cooper Companies, Inc.	424,595	10,500
*	PSS World Medical, Inc.	564,667	10,452
*	Savient Pharmaceuticals Inc.	749,243	10,384
*	Regeneron Pharmaceuticals, Inc.	578,824	10,373
*	Dionex Corp.	164,929	10,066
*	Medarex, Inc.	1,192,498	9,957

*	Acorda Therapeutics Inc.	352,207	9,929
*	Cubist Pharmaceuticals, Inc.	534,222	9,792
^	Quality Systems, Inc.	170,828	9,730
	Allscripts Healthcare Solutions, Inc.	609,104	9,660
*	HMS Holdings Corp.	236,416	9,627
*	Alkermes, Inc.	875,153	9,469
*	Eclipsys Corp.	520,125	9,248
	Hill-Rom Holdings, Inc.	555,442	9,009
*	Immucor Inc.	654,614	9,007
	PDL BioPharma Inc.	1,110,061	8,769
*	AMAG Pharmaceuticals, Inc.	157,431	8,607
*	Catalyst Health Solutions, Inc.	344,789	8,599
	Medicis Pharmaceutical Corp.	525,807	8,581
	Meridian Bioscience Inc.	375,284	8,474
*,^	Amedisys Inc.	254,129	8,391
	Chemed Corp.	207,692	8,200

27

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Centene Corp.	398,860	7,969
*	PAREXEL International Corp.	539,827	7,763
*,^	MannKind Corp.	906,496	7,533
*	AthenaHealth Inc.	201,507	7,458
*	Alnylam Pharmaceuticals Inc.	328,669	7,319
*	WellCare Health Plans Inc.	392,323	7,254
*	Cougar Biotechnology Inc.	164,056	7,048
*	Luminex Corp.	367,618	6,816
*,^	Geron Corp.	868,867	6,664
	Martek Biosciences Corp.	310,203	6,561
*	Theravance, Inc.	444,711	6,511
*	Wright Medical Group, Inc.	398,751	6,484
*	ev3 Inc.	596,125	6,390
*	Par Pharmaceutical Cos. Inc.	417,458	6,324
*	AmSurg Corp.	289,778	6,213
*	Phase Forward Inc.	410,734	6,206
*	Seattle Genetics, Inc.	633,769	6,160
*,^	Medivation Inc.	255,467	5,725
*	Celera Corp.	741,321	5,656
*	PharMerica Corp.	284,772	5,590
*	Align Technology, Inc.	525,637	5,572
*	Nektar Therapeutics	858,542	5,563
*	Human Genome Sciences, Inc.	1,935,283	5,535
*	Volcano Corp.	391,699	5,476
*	Halozyme Therapeutics Inc.	782,543	5,454
	Landauer, Inc.	86,871	5,329
*	Allos Therapeutics Inc.	626,710	5,195
*	Healthspring, Inc.	475,474	5,164
*	InterMune Inc.	334,685	5,087
	Invacare Corp.	287,287	5,071
*	Integra LifeSciences Holdings	188,370	4,994
	Computer Programs and Systems, Inc.	126,923	4,862
*	Exelixis, Inc.	996,055	4,851
*	Bruker BioSciences Corp.	518,632	4,803
*	Healthways, Inc.	354,685	4,770
*	Xenoport Inc.	204,768	4,744
*	Cepheid, Inc.	496,878	4,681
*	Greatbatch, Inc.	204,674	4,628
*	Emeritus Corp.	343,043	4,532
*	Salix Pharmaceuticals, Ltd.	458,397	4,524
*	Gentiva Health Services, Inc.	268,728	4,423
*	Cyberonics, Inc.	262,777	4,370
*	Quidel Corp.	298,142	4,341
*	ViroPharma Inc.	731,782	4,339
*	Affymetrix, Inc.	727,815	4,316
*	Merit Medical Systems, Inc.	255,637	4,167
*	MedAssets, Inc.	214,015	4,163
*	Conceptus, Inc.	244,596	4,134

*	ICU Medical, Inc.	100,051	4,117
*	Rigel Pharmaceuticals, Inc.	339,011	4,109
	Analogic Corp.	110,380	4,079
*	Vivus, Inc.	663,343	4,033
*	The Medicines Co.	478,971	4,019
*	RehabCare Group, Inc.	165,943	3,971
*	Ligand Pharmaceuticals Inc. Class B	1,375,483	3,934
*	Orthovita, Inc.	763,516	3,932
*	CONMED Corp.	250,170	3,883
*	Arena Pharmaceuticals, Inc.	777,505	3,880
*	Incyte Corp.	1,175,891	3,869
	Brookdale Senior Living Inc.	394,999	3,847
*,^	Poniard Pharmaceuticals, Inc.	634,360	3,787
*	Enzon Pharmaceuticals, Inc.	477,574	3,758
*	inVentiv Health, Inc.	270,435	3,659
*	Bio-Reference Laboratories, Inc.	114,605	3,623

28

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	SonoSite, Inc.	173,872	3,488
*	Hanger Orthopedic Group, Inc.	254,186	3,454
*	Accuray Inc.	513,038	3,422
*	Cypress Bioscience, Inc.	358,732	3,379
*	Res-Care, Inc.	231,419	3,309
*	Kindred Healthcare, Inc.	265,192	3,280
*	Zoll Medical Corp.	168,963	3,268
*	Abaxis, Inc.	155,437	3,193
*	Momenta Pharmaceuticals, Inc.	260,473	3,133
*	Novavax, Inc.	954,816	3,132
*	ImmunoGen, Inc.	362,507	3,121
*	Cantel Medical Corp.	191,909	3,115
*	Natus Medical Inc.	267,375	3,085
*	Air Methods Corp.	111,040	3,038
*	Sun Healthcare Group Inc.	357,339	3,016
*	Universal American Corp.	345,714	3,015
*,^	SurModics, Inc.	130,369	2,950
*	LHC Group Inc.	131,280	2,916
*	BioScrip Inc.	491,070	2,907
*	Dexcom Inc.	462,067	2,860
*	Molina Healthcare Inc.	119,483	2,858
*	Neogen Corp.	96,439	2,795
*	Pain Therapeutics, Inc.	514,888	2,765
*	Noven Pharmaceuticals, Inc.	192,665	2,755
*	Odyssey Healthcare, Inc.	266,206	2,737
*	MWI Veterinary Supply Inc.	76,185	2,656
*	America Service Group Inc.	164,912	2,650
*	Inspire Pharmaceuticals, Inc.	476,381	2,649
*	Questcor Pharmaceuticals, Inc.	529,200	2,646
*	Orthofix International N.V.	105,744	2,645
*	Albany Molecular Research, Inc.	313,820	2,633
*	Abraxis BioScience	71,339	2,630
*	eResearch Technology, Inc.	422,381	2,623
*	Vanda Parmaceuticals, Inc.	221,761	2,610
*	Chindex International, Inc.	210,912	2,609
*	Sirona Dental Systems Inc.	129,961	2,598
*	Omnicell, Inc.	236,949	2,547
*	Somanetics Corp.	148,774	2,456
*	Symmetry Medical Inc.	263,484	2,456
*	IPC The Hospitalist Co.	91,566	2,444
*	Cytokinetics, Inc.	845,120	2,392
*	NxStage Medical, Inc.	405,250	2,391
*	Optimer Pharmaceuticals Inc.	159,019	2,381
*	Repligen Corp.	425,553	2,341
*	Palomar Medical Technologies, Inc.	157,995	2,316
*	US Physical Therapy, Inc.	153,733	2,268
*	Alliance HealthCare Services Inc.	305,055	2,236
*	CorVel Corp.	97,725	2,225

*	Pozen Inc.	288,998	2,219
*	Emergency Medical Services LP Class A	59,861	2,204
*	Accelrys Inc.	364,048	2,152
*	NPS Pharmaceuticals Inc.	451,137	2,102
*	Spectranetics Corp.	426,027	2,100
*	IRIS International, Inc.	174,850	2,063
*	Genoptix, Inc.	64,468	2,062
*	AMN Healthcare Services, Inc.	322,865	2,060
*	Sequenom, Inc.	525,113	2,053
*	I-Flow Corp.	291,668	2,024
*,^	StemCells, Inc.	1,179,463	2,005
*	Kensey Nash Corp.	74,992	1,966
*	ATS Medical, Inc.	597,375	1,965
*	Endologix, Inc.	588,138	1,964
*	ABIOMED, Inc.	221,431	1,953
*	TomoTherapy, Inc.	707,922	1,947

29

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Emergent BioSolutions Inc.	135,801	1,946
*	Synovis Life Technologies, Inc.	91,575	1,902
*	Cross Country Healthcare, Inc.	276,693	1,901
*	Facet Biotech Corp.	200,402	1,862
*,^	Sangamo BioSciences, Inc.	371,565	1,836
*	Insulet Corp.	236,857	1,824
*	Aspect Medical Systems, Inc.	308,378	1,822
*,^	Osiris Therapeutics, Inc.	134,329	1,804
*,^	Rochester Medical Corp.	132,214	1,772
*	Neurocrine Biosciences, Inc.	538,013	1,738
	National Healthcare Corp.	44,498	1,688
*	SciClone Pharmaceuticals, Inc.	658,199	1,685
*,^	Stereotaxis Inc.	433,551	1,682
*	Genomic Health, Inc.	96,629	1,675
*	Assisted Living Concepts Inc.	114,709	1,669
*	Kendle International Inc.	135,998	1,665
*	Lexicon Pharmaceuticals Inc.	1,306,578	1,620
*	MedCath Corp.	135,569	1,594
*	Nabi Biopharmaceuticals	653,863	1,582
*	DURECT Corp.	663,169	1,578
*	Progenics Pharmaceuticals, Inc.	304,981	1,571
*	Medical Action Industries Inc.	136,462	1,562
*	Zymogenetics, Inc.	337,855	1,554
*	Hi-Tech Pharmacal Co., Inc.	172,757	1,538
*	Spectrum Pharmaceuticals Inc.	198,870	1,521
*	ARIAD Pharmaceuticals, Inc.	954,949	1,518
*	Skilled Healthcare Group Inc.	197,035	1,478
*	Peregrine Pharmaceuticals, Inc.	1,747,004	1,467
*	CryoLife Inc.	264,769	1,467
*	Penwest Pharmaceuticals Co.	513,499	1,463
*	RTI Biologics, Inc.	340,779	1,462
*	Affymax Inc.	78,003	1,438
*	DepoMed, Inc.	441,141	1,434
*	Santarus Inc.	506,995	1,430
*	Obagi Medical Products, Inc.	195,614	1,426
*	Immunomedics Inc.	560,439	1,424
*	Triple-S Management Corp.	90,219	1,406
*	ArQule, Inc.	224,047	1,376
*	Pharmasset, Inc.	120,776	1,359
*,^	Almost Family Inc.	52,029	1,358
*	CardioNet, Inc.	80,500	1,314
	Young Innovations, Inc.	60,066	1,309
*	Exactech, Inc.	90,121	1,307
*	Maxygen Inc.	194,069	1,304
*,^	Insmed Inc.	1,266,984	1,267
*	BMP Sunstone Corp.	266,550	1,263
*	Idenix Pharmaceuticals Inc.	336,756	1,239
*,^	XOMA Ltd.	1,507,184	1,236

*,^	SIGA Technologies, Inc.	145,051	1,224
*,^	Clarient, Inc.	326,249	1,214
*	Capital Senior Living Corp.	266,117	1,211
*	OraSure Technologies, Inc.	484,185	1,196
*	Vital Images, Inc.	103,993	1,180
*	Monogram Biosciences Inc.	257,626	1,167
*	Nighthawk Radiology Holdings, Inc.	309,350	1,145
*	Enzo Biochem, Inc.	258,027	1,143
*	Five Star Quality Care, Inc.	597,969	1,142
*	Allion Healthcare Inc.	191,657	1,140
*	Orexigen Therapeutics Inc.	220,637	1,132
*,^	Hemispherx Biopharma, Inc.	438,885	1,115
*	Cynosure Inc.	145,033	1,109
*,^	Discovery Laboratories, Inc.	1,053,042	1,085
*	American Dental Partners, Inc.	119,048	1,080
*	Icad Inc.	815,775	1,060

30

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Cambrex Corp.	256,771	1,058
*	K-V Pharmaceutical Co. Class A	327,053	1,050
*,^	AVI BioPharma, Inc.	654,511	1,034
*	Vascular Solutions, Inc.	132,122	1,033
*	Dyax Corp.	482,122	1,032
*	SuperGen, Inc.	508,837	1,023
*	Cadence Pharmaceuticals, Inc.	102,240	1,021
*	Myriad Pharmaceuticals Inc.	217,996	1,014
*,^	Matrixx Initiatives, Inc.	178,483	998
*	Amicas, Inc.	346,533	963
*,^	GTx, Inc.	104,141	961
*	Harvard Bioscience, Inc.	240,953	952
*	Allied Healthcare International Inc.	438,196	951
*,^	BioCryst Pharmaceuticals, Inc.	233,393	941
*	Adolor Corp.	531,486	935
	Atrion Corp.	6,546	878
	Ensign Group Inc.	59,321	844
*	Micromet, Inc.	169,013	842
*	Osteotech, Inc.	189,150	832
*	Ardea Biosciences, Inc.	51,802	815
*	Cutera, Inc.	94,540	815
*	Array BioPharma Inc.	251,569	790
*,^	Celldex Therapeutics, Inc.	100,634	787
*	STAAR Surgical Co.	314,079	757
*	HealthTronics Surgical Services, Inc.	368,929	742
*	Metabolix Inc.	89,845	739
*	Vical, Inc.	265,845	720
*	LCA-Vision Inc.	165,454	698
	Psychemedics Corp.	101,132	696
*,^	Alexza Pharmaceuticals, Inc.	285,876	678
*	National Dentex Corp.	102,976	670
	Utah Medical Products, Inc.	25,058	669
*	Theragenics Corp.	512,146	661
*	Micrus Endovascular Corp.	72,557	656
*,^	Biodel Inc.	125,832	649
*,^	MiddleBrook Pharmaceuticals Inc.	473,043	639
*	Life Sciences Research, Inc.	88,949	638
*	Curis, Inc.	393,934	626
*	Anika Resh Inc.	129,600	616
*	Hansen Medical Inc.	119,384	590
	Merge Healthcare Inc.	133,828	575
*	Idera Pharmaceuticals, Inc.	96,915	568
*	Ista Pharmaceuticals Inc.	132,312	556
*	Avanir Pharmaceuticals Class A	247,859	550
*	BioLase Technology, Inc.	321,861	544
*	Providence Service Corp.	48,535	531
*	Clinical Data, Inc.	47,835	527
*,^	Columbia Laboratories Inc.	457,088	521

*,^	GenVec, Inc.	711,245	519
*	Rural/Metro Corp.	201,376	513
*,^	RadNet, Inc.	226,997	511
*,^	Synta Pharmaceuticals Corp.	220,079	508
*	PDI, Inc.	123,052	504
*	CPEX Pharmaceuticals, Inc.	47,290	472
*	Akorn, Inc.	370,427	444
*	Continucare Corp.	189,148	441
*	American Caresource Holding, Inc.	117,388	439
*,^	Generex Biotechnology Corp.	750,520	434
*	Cerus Corp.	418,002	431
*,^	AspenBio Pharma, Inc.	156,896	419
*	Infinity Pharmaceuticals, Inc.	69,145	404
*	Opko Health, Inc.	220,006	389
*	Strategic Diagnostics Inc.	331,003	384
	Trimeris, Inc.	188,392	381

31

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)

*	BioForm Medical, Inc.	169,000	365
*	BioSphere Medical Inc.	152,070	363
*	Avigen, Inc.	263,250	347
*	Telik, Inc.	361,828	307
*	Cardiac Science Corp.	75,296	303
*	NMT Medical, Inc.	133,618	299
*	Caraco Pharmaceutical Laboratories, Ltd.	95,803	294
*	Health Grades, Inc	73,599	288
*	Javelin Pharmaceuticals, Inc.	229,173	282
*	Caliper Life Sciences, Inc.	155,724	276
*	Mediware Information Systems, Inc.	44,556	274
*	Anadys Pharmaceuticals Inc.	144,240	268
*	Repros Therapeutics, Inc.	37,263	268
*,^	deCODE genetics, Inc.	505,497	268
*	Orchid Cellmark, Inc.	165,963	266
*	Biomimetic Therapeutics, Inc.	28,573	264
*,^	CombiMatrix Corp.	36,830	258
*	Trans1, Inc.	39,102	244
*	Antigenics, Inc.	115,635	243
*	Lannett Co., Inc.	34,400	236
*	Aastrom Biosciences, Inc.	546,506	231
*,^	BioSante Pharmaceuticals, Inc.	111,622	223
*	Chelsea Therapeutics International, Ltd.	50,785	214
*	EntreMed, Inc.	395,759	198
	Daxor Corp.	16,300	168
*	Dynavax Technologies Corp.	128,655	166
*	Alphatec Holdings, Inc.	49,672	165
*	Candela Corp.	160,009	165
*,^	Arrowhead Research Corp.	358,422	158
*	Corcept Therapeutics Inc.	189,853	154
*	NexMed, Inc.	316,001	150
*	Cytrx Corp.	136,600	149
*	Hooper Holmes, Inc.	334,611	147
*	OTIX Global, Inc.	180,737	145
*	DUSA Pharmaceuticals, Inc.	128,963	142
*	Orthologic Corp.	195,946	139
*	CuraGen Corp.	90,697	131
*	Sunrise Senior Living, Inc.	78,509	130
*	ThermoGenesis Corp.	196,394	124
*	Animal Health International, Inc.	69,206	107
*	The Quigley Corp.	27,574	103
*	Digirad Corp.	78,873	101
*	Hythiam Inc.	348,637	100
*	RXi Pharmaceuticals Corp.	20,997	95
*	Heska Corp.	244,014	90

*	PhotoMedex, Inc.	62,150	68
*	Molecular Insight Pharmaceuticals, Inc.	12,912	67
*	Pharmacyclics, Inc.	48,393	65
*	MAKO Surgical Corp.	6,859	62
*,^	Cell Genesys, Inc.	209,302	61
*	Retractable Technologies, Inc.	63,034	60
*	Combinatorx, Inc.	70,600	58
*	Celsion Corp.	11,600	50
*	GTC Biotherapeutics, Inc.	18,576	49
*	Acadia Pharmaceuticals Inc.	22,275	49
*	Synergetics USA, Inc.	39,626	49
*	IVAX Diagnostics, Inc.	61,215	43
*	Targacept, Inc.	12,806	31
*	SCOLR Pharma Inc.	82,225	28
*	MAP Pharmaceuticals Inc.	2,200	27
*	Cytori Therapeutics, Inc.	7,000	25
*	Bovie Medical Corp.	2,900	25
	National Research Corp.	984	24
*	Metropolitan Health Networks Inc.	9,300	19

32

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Sucampo Pharmaceuticals Inc.	2,400	15
*	Neurobiological Technolgoies, Inc.	14,300	10
*	Inhibitex Inc.	24,180	9
*	ARYx Therapeutics, Inc.	1,000	4
*	Dialysis Corp. of America	600	3
*	K-V Pharmaceutical Co. Class B	500	2
*	Vision Sciences, Inc.	1,200	1
*	QuadraMed Corp.	100	1
*	Neurogen Corp.	2,800	1
*	Palatin Technologies, Inc.	6	—
			12,677,191
Industrials (10.4%)
	General Electric Co.	97,816,116	1,146,405
	United Technologies Corp.	8,296,024	431,061
	3M Co.	6,099,988	366,609
	United Parcel Service, Inc.	6,270,468	313,461
	The Boeing Co.	6,384,370	271,336
	Lockheed Martin Corp.	3,109,525	250,783
	Union Pacific Corp.	4,657,080	242,448
	Burlington Northern Santa Fe Corp.	3,141,187	231,003
	Emerson Electric Co.	6,987,932	226,409
	Honeywell International Inc.	6,464,112	202,973
	Caterpillar, Inc.	5,567,470	183,949
	General Dynamics Corp.	3,037,541	168,249
	Raytheon Co.	3,683,727	163,668
	Deere & Co.	3,912,389	156,300
	Danaher Corp.	2,507,643	154,822
	FedEx Corp.	2,737,540	152,262
	Illinois Tool Works, Inc.	3,927,185	146,641
	Northrop Grumman Corp.	2,877,557	131,447
	CSX Corp.	3,696,284	128,002
	Norfolk Southern Corp.	3,392,751	127,805
	Waste Management, Inc.	4,322,630	121,725
	Tyco International Ltd.	4,382,346	113,853
	PACCAR, Inc.	3,190,732	103,731
	Precision Castparts Corp.	1,296,158	94,658
	Fluor Corp.	1,681,768	86,258
	Republic Services, Inc. Class A	3,500,198	85,440
	C.H. Robinson Worldwide Inc.	1,569,674	81,858
	L-3 Communications Holdings, Inc.	1,097,953	76,176
	ITT Industries, Inc.	1,598,965	71,154
*	First Solar, Inc.	415,958	67,435
	Expeditors International of Washington, Inc.	1,963,533	65,464
	Eaton Corp.	1,450,967	64,728
	Parker Hannifin Corp.	1,488,957	63,966
	Cummins Inc.	1,773,115	62,431
	Ingersoll-Rand Co.	2,953,055	61,719
	Rockwell Collins, Inc.	1,464,525	61,115

	Goodrich Corp.	1,147,441	57,338
	Dover Corp.	1,724,464	57,063
	W.W. Grainger, Inc.	592,955	48,551
*	Iron Mountain, Inc.	1,683,020	48,387
	Cooper Industries, Inc. Class A	1,548,529	48,082
*	Jacobs Engineering Group Inc.	1,141,400	48,042
	Southwest Airlines Co.	6,851,141	46,108
*	McDermott International, Inc.	2,110,744	42,869
	Rockwell Automation, Inc.	1,313,151	42,178
*	Quanta Services, Inc.	1,821,477	42,131
	Pitney Bowes, Inc.	1,911,152	41,912
	Fastenal Co.	1,238,632	41,085
	The Dun & Bradstreet Corp.	494,378	40,148
*	Stericycle, Inc.	750,785	38,688
*	URS Corp.	773,158	38,287
	Roper Industries Inc.	831,679	37,683

33

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Delta Air Lines Inc.	6,473,362	37,481
	Flowserve Corp.	518,186	36,175
	AMETEK, Inc.	990,749	34,260
	Joy Global Inc.	947,886	33,858
	Robert Half International, Inc.	1,354,317	31,989
	Masco Corp.	3,332,129	31,922
	Manpower Inc.	726,581	30,763
	Equifax, Inc.	1,172,972	30,615
	Cintas Corp.	1,275,150	29,124
	Pall Corp.	1,093,146	29,034
*	Foster Wheeler AG	1,172,117	27,838
	KBR Inc.	1,501,062	27,680
*	Navistar International Corp.	594,743	25,931
*	Alliant Techsystems, Inc.	303,890	25,028
	J.B. Hunt Transport Services, Inc.	816,442	24,926
*	Aecom Technology Corp.	778,780	24,921
*	AGCO Corp.	851,764	24,761
	SPX Corp.	505,088	24,734
*	IHS Inc. Class A	480,118	23,943
*	FTI Consulting, Inc.	471,766	23,928
	Textron, Inc.	2,463,737	23,800
	Donaldson Co., Inc.	679,044	23,522
	Avery Dennison Corp.	889,084	22,832
*	Copart, Inc.	657,650	22,801
	Pentair, Inc.	864,746	22,155
	R.R. Donnelley & Sons Co.	1,905,287	22,139
*	Shaw Group, Inc.	776,705	21,289
	Harsco Corp.	745,660	21,102
	Bucyrus International, Inc.	696,121	19,881
*	Corrections Corp. of America	1,153,647	19,600
*	Covanta Holding Corp.	1,142,400	19,375
*	Waste Connections, Inc.	740,610	19,189
	IDEX Corp.	765,308	18,804
*	General Cable Corp.	488,192	18,346
	Landstar System, Inc.	481,176	17,279
*	Tetra Tech, Inc.	558,422	15,999
	Con-way, Inc.	425,000	15,007
*	Kirby Corp.	470,649	14,962
*	Thomas & Betts Corp.	515,709	14,883
	Watson Wyatt & Co. Holdings	395,122	14,829
	MSC Industrial Direct Co., Inc. Class A	406,120	14,409
	Ryder System, Inc.	515,887	14,404
	Hubbell Inc. Class B	448,827	14,389
	Lincoln Electric Holdings, Inc.	394,856	14,231
	Lennox International Inc.	434,853	13,963
	CLARCOR Inc.	473,758	13,829
	Wabtec Corp.	427,859	13,764
*	Kansas City Southern	850,545	13,702

	Carlisle Co., Inc.	566,775	13,625
*,^	Hertz Global Holdings Inc.	1,686,309	13,474
*	Spirit Aerosystems Holdings Inc.	959,789	13,187
*,^	SunPower Corp. Class A	492,208	13,112
*	BE Aerospace, Inc.	911,550	13,090
	The Timken Co.	760,962	12,997
	Regal-Beloit Corp.	327,208	12,997
	Kennametal, Inc.	677,371	12,992
*	TransDigm Group, Inc.	358,758	12,987
*	Monster Worldwide Inc.	1,087,691	12,846
*	GrafTech International Ltd.	1,105,956	12,508
	Curtiss-Wright Corp.	416,604	12,386
	Valmont Industries, Inc.	170,368	12,280
*	EMCOR Group, Inc.	608,573	12,244
	Graco, Inc.	553,767	12,194
*	Gardner Denver Inc.	482,715	12,150

34

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	The Brink's Co.	417,131	12,109
*	Terex Corp.	979,196	11,819
	GATX Corp.	454,542	11,691
	Brady Corp. Class A	451,550	11,343
	Woodward Governor Co.	569,162	11,269
	Watsco, Inc.	228,942	11,202
	Nordson Corp.	282,275	10,913
*	ESCO Technologies Inc.	242,326	10,856
*	Clean Harbors Inc.	199,242	10,757
	Granite Construction Co.	321,113	10,687
	Acuity Brands, Inc.	376,532	10,562
*	AMR Corp.	2,602,215	10,461
*	Teledyne Technologies, Inc.	317,124	10,386
	Kaydon Corp.	315,086	10,259
*	Continental Airlines, Inc. Class B	1,153,332	10,219
	Trinity Industries, Inc.	741,111	10,094
*,^	American Superconductor Corp.	384,256	10,087
	The Toro Co.	336,773	10,070
*	UTI Worldwide, Inc.	883,036	10,067
	Oshkosh Truck Corp.	689,609	10,027
	Crane Co.	443,109	9,886
	Knight Transportation, Inc.	588,863	9,746
	Baldor Electric Co.	409,267	9,736
*	WESCO International, Inc.	384,656	9,632
*	JetBlue Airways Corp.	2,196,384	9,379
*	SunPower Corp. Class B	389,149	9,320
*	Genesee & Wyoming Inc. Class A	350,354	9,288
*	Moog Inc.	358,188	9,245
*	Owens Corning Inc.	711,068	9,087
	Alexander & Baldwin, Inc.	383,060	8,979
*	Geo Group Inc.	473,849	8,804
*	Old Dominion Freight Line, Inc.	261,711	8,786
	Heartland Express, Inc.	579,567	8,531
*	Hexcel Corp.	894,932	8,529
*	Huron Consulting Group Inc.	182,252	8,425
*	Orbital Sciences Corp.	545,287	8,272
	Simpson Manufacturing Co.	364,186	7,874
	Werner Enterprises, Inc.	431,092	7,811
	Herman Miller, Inc.	497,687	7,635
*	United Stationers, Inc.	218,581	7,624
	ABM Industries Inc.	419,735	7,585
	Mine Safety Appliances Co.	314,599	7,582
	Actuant Corp.	613,158	7,481
*	Esterline Technologies Corp.	275,256	7,451
*	EnerSys	403,247	7,335
	Rollins, Inc.	420,007	7,270
	Belden Inc.	433,273	7,236
	Mueller Industries Inc.	344,432	7,164

*	Hub Group, Inc.	344,931	7,119
	Applied Industrial Technology, Inc.	354,245	6,979
*	CoStar Group, Inc.	173,861	6,932
*	USG Corp.	681,565	6,863
*	Force Protection, Inc.	776,330	6,863
*	Resources Connection, Inc.	398,668	6,845
	Otter Tail Corp.	312,004	6,814
	The Corporate Executive Board Co.	327,054	6,790
*	The Middleby Corp.	154,404	6,781
	Healthcare Services Group, Inc.	373,940	6,686
*	AirTran Holdings, Inc.	1,079,677	6,683
*	Mastec Inc.	564,722	6,619
*	MPS Group, Inc.	866,026	6,616
	HNI Corp.	365,740	6,605
	EnergySolutions	702,092	6,459
	The Manitowoc Co., Inc.	1,209,758	6,363

35

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Insituform Technologies Inc. Class A	369,710	6,274
	Arkansas Best Corp.	236,346	6,228
	Briggs & Stratton Corp.	465,798	6,214
	Triumph Group, Inc.	154,501	6,180
*	Alaska Air Group, Inc.	336,395	6,143
	Deluxe Corp.	475,676	6,093
*,^	Energy Conversion Devices, Inc.	429,429	6,076
	A.O. Smith Corp.	185,674	6,047
*	Beacon Roofing Supply, Inc.	416,926	6,029
*	Navigant Consulting, Inc.	457,882	5,916
	Watts Water Technologies, Inc.	271,936	5,857
	American Science & Engineering, Inc.	83,259	5,755
*	AAR Corp.	357,925	5,745
	Forward Air Corp.	269,293	5,741
^	Genco Shipping and Trading Ltd.	263,693	5,727
	Cubic Corp.	151,665	5,428
*	Sykes Enterprises, Inc.	299,829	5,424
	Skywest, Inc.	527,918	5,385
*,^	Evergreen Solar, Inc.	2,465,421	5,350
*,^	Allegiant Travel Co.	131,550	5,215
	Robbins & Myers, Inc.	268,573	5,170
	Badger Meter, Inc.	124,470	5,103
	Barnes Group, Inc.	424,726	5,050
*	Axsys Technologies, Inc.	93,088	4,993
	Ameron International Corp.	71,678	4,805
*	Chart Industries, Inc.	263,944	4,798
	Administaff, Inc.	204,664	4,763
*	II-VI, Inc.	210,189	4,660
*	Astec Industries, Inc.	155,361	4,613
	Applied Signal Technology, Inc.	174,108	4,441
*	Tutor Perini Corp.	254,247	4,414
*	Griffon Corp.	529,276	4,404
*	Avis Budget Group, Inc.	776,323	4,386
	Universal Forest Products, Inc.	132,303	4,378
	Raven Industries, Inc.	166,292	4,257
*	Korn/Ferry International	397,668	4,231
	Franklin Electric, Inc.	158,060	4,097
*	School Specialty, Inc.	202,544	4,093
*	Interline Brands, Inc.	291,993	3,994
*	Dycom Industries, Inc.	360,423	3,990
*,^	EnerNOC Inc.	183,271	3,971
*	Ceradyne, Inc.	224,272	3,961
*	TrueBlue, Inc.	461,178	3,874
*	UAL Corp.	1,188,474	3,791
*	Mobile Mini, Inc.	256,967	3,770
	Quanex Building Products Corp.	333,753	3,745
	Kaman Corp. Class A	221,813	3,704
	Mueller Water Products, Inc. Class A	988,482	3,697

	Encore Wire Corp.	169,917	3,628
*	GeoEye Inc.	152,057	3,582
	Comfort Systems USA, Inc.	345,323	3,540
*	The Advisory Board Co.	133,085	3,420
*	Layne Christensen Co.	166,949	3,414
	Steelcase Inc.	584,417	3,401
	CIRCOR International, Inc.	143,445	3,387
*	Stanley Inc.	102,106	3,357
*	Armstrong Worldwide Industries, Inc.	203,468	3,355
*	EnPro Industries, Inc.	185,533	3,341
	McGrath RentCorp	175,214	3,340
*	CBIZ Inc.	459,815	3,274
*	Dollar Thrifty Automotive Group, Inc.	234,194	3,267
*	Spherion Corp.	781,284	3,219
	G & K Services, Inc. Class A	150,358	3,180
*,^	FuelCell Energy, Inc.	759,720	3,176

36

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Albany International Corp.	278,715	3,172
*	Aerovironment Inc.	102,356	3,159
	Apogee Enterprises, Inc.	255,959	3,148
*	AZZ Inc.	89,959	3,095
*	Orion Marine Group, Inc.	162,042	3,079
	Knoll, Inc.	405,385	3,073
*	Michael Baker Corp.	72,422	3,068
*	L.B. Foster Co. Class A	100,202	3,013
*	Atlas Air Worldwide Holdings, Inc.	128,463	2,979
*	DynCorp International Inc. Class A	176,708	2,967
*	United Rentals, Inc.	457,127	2,967
	HEICO Corp. Class A	101,027	2,956
	Seaboard Corp.	2,631	2,952
*	Blount International, Inc.	342,011	2,945
	Viad Corp.	168,803	2,907
	Tredegar Corp.	217,467	2,897
	Heidrick & Struggles International, Inc.	156,507	2,856
*	M&F Worldwide Corp.	142,257	2,845
*	American Reprographics Co.	341,339	2,840
	Lindsay Manufacturing Co.	85,752	2,838
	Kelly Services, Inc. Class A	255,678	2,800
*	RSC Holdings Inc.	413,492	2,779
*	Team, Inc.	176,395	2,764
*	Taser International Inc.	602,149	2,746
	Federal Signal Corp.	351,184	2,687
*	Marten Transport, Ltd.	127,482	2,647
	AAON, Inc.	132,582	2,641
*	US Airways Group Inc.	1,061,115	2,578
	Aircastle Ltd.	348,888	2,564
*	MYR Group, Inc.	126,444	2,557
*	Cenveo Inc.	604,398	2,557
*	Flow International Corp.	1,082,609	2,544
*	Altra Holdings Inc.	333,956	2,501
	Tennant Co.	135,146	2,485
*	ATC Technology Corp.	170,835	2,477
*	Kforce Inc.	298,092	2,465
*	Rush Enterprises, Inc. Class A	211,536	2,464
	Interface, Inc.	396,649	2,459
*	Acacia Research - Acacia Technologies	309,150	2,433
	Gorman-Rupp Co.	118,504	2,390
	John Bean Technologies Corp.	190,400	2,384
	Ennis, Inc.	190,983	2,380
	American Ecology Corp.	130,280	2,335
*	Northwest Pipe Co.	66,496	2,311
*	Exponent, Inc.	93,489	2,291
*	Celadon Group Inc.	272,942	2,290
*	China BAK Battery, Inc.	759,436	2,240
*	Colfax Corp.	289,052	2,231

*	Hawaiian Holdings, Inc.	360,111	2,168
*,^	Microvision, Inc.	704,277	2,162
	Eagle Bulk Shipping Inc.	458,764	2,152
	Dynamic Materials Corp.	111,540	2,150
*,^	Metalico, Inc.	460,150	2,144
*	H&E Equipment Services, Inc.	229,274	2,144
*	Pike Electric Corp.	176,859	2,131
	Freightcar America Inc.	125,247	2,105
*	Columbus McKinnon Corp.	164,174	2,077
*	Waste Services, Inc.	400,838	2,076
*	Powell Industries, Inc.	55,521	2,058
*	Argon ST, Inc.	100,021	2,057
*,^	Valence Technology Inc.	1,139,884	2,040
*	Builders FirstSource, Inc.	488,957	2,034
*	Polypore International Inc.	181,307	2,016
*	Republic Airways Holdings Inc.	306,126	1,999

37

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Houston Wire & Cable Co.	167,278	1,992
*	Power-One, Inc.	1,328,543	1,980
	Great Lakes Dredge & Dock Co.	413,710	1,978
*	Amerco, Inc.	52,902	1,965
*,^	Fuel-Tech N.V.	202,387	1,963
*	Consolidated Graphics, Inc.	111,965	1,950
*	American Commercial Lines Inc.	124,865	1,933
	Titan International, Inc.	257,543	1,924
	Diamond Management and Technology Consultants, Inc.	452,290	1,900
	HEICO Corp.	52,314	1,897
*	CRA International Inc.	68,105	1,891
	Met-Pro Corp.	172,862	1,870
*	Furmanite Corp.	410,328	1,830
*	Titan Machinery, Inc.	143,079	1,816
	American Woodmark Corp.	75,624	1,811
*	Saia, Inc.	99,711	1,796
*	On Assignment, Inc.	454,235	1,776
*	Sterling Construction Co., Inc.	114,989	1,755
	Ducommun, Inc.	92,571	1,739
*	Miller Industries, Inc.	195,513	1,721
*	Innerworkings, Inc.	351,084	1,668
*	Cornell Cos., Inc.	102,236	1,657
*,^	Capstone Turbine Corp.	1,930,826	1,603
*	Dynamex Inc.	104,028	1,601
	CDI Corp.	142,347	1,587
	Ampco-Pittsburgh Corp.	67,560	1,584

*	Tecumseh Products Co. Class A	160,249	1,556
	Bowne & Co., Inc.	235,940	1,536
	Aceto Corp.	229,333	1,530
	Sun Hydraulics Corp.	94,302	1,525
*,^	Ener1, Inc.	277,338	1,514
	TAL International Group, Inc.	137,648	1,500
*,^	Energy Recovery Inc.	210,348	1,489
	Insteel Industries, Inc.	176,925	1,458
	Graham Corp.	103,500	1,377
	Gibraltar Industries Inc.	198,936	1,367
*	GenCorp, Inc.	709,190	1,355
*	Kadant Inc.	119,827	1,353
*	APAC Teleservices, Inc.	263,232	1,350
*	Astronics Corp.	126,656	1,316
	Courier Corp.	85,727	1,308
*	ICF International, Inc.	47,319	1,306
*	TBS International Ltd.	166,778	1,303
*	Ladish Co., Inc.	98,714	1,280
	Standex International Corp.	109,663	1,272
*	Ultralife Corp.	176,784	1,268
*	Flanders Corp.	207,322	1,267
	Kimball International, Inc. Class B	200,966	1,254
	LSI Industries Inc.	229,357	1,250
*	Willis Lease Finance Corp.	95,068	1,247
*,^	YRC Worldwide, Inc.	718,379	1,243
	Cascade Corp.	78,854	1,240
	International Shipholding Corp.	45,504	1,227
*	Plug Power, Inc.	1,306,085	1,189
*	WCA Waste Corp.	310,093	1,172
*	Standard Parking Corp.	71,948	1,172
	NACCO Industries, Inc. Class A	38,726	1,112
*	GP Strategies Corp.	188,753	1,112
	Todd Shipyards Corp.	61,242	1,020
*	Perma-Fix Environmental Services, Inc.	411,560	996
*	GT Solar International Inc.	187,200	996
*	Herley Industries Inc.	89,203	979
*	USA Truck, Inc.	71,783	971
*	K-Tron International, Inc	12,006	957

38

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	UQM Technologies, Inc.	368,662	951
*	Volt Information Sciences Inc.	151,652	951
	The Greenbrier Cos., Inc.	128,400	923
	Horizon Lines Inc.	231,424	893
*,^	Orion Energy Systems Inc.	238,065	893
*,^	Advanced Battery Technologies Inc.	220,330	886
*	Rush Enterprises, Inc. Class B	88,165	874
*	Odyssey Marine Exploration, Inc.	536,701	859
*	3D Systems Corp.	115,764	835
*	La Barge, Inc.	88,160	817
*	COMSYS IT Partners Inc.	137,126	802
	Lawson Products, Inc.	55,495	789
	Twin Disc, Inc.	115,521	787
*	Trex Co., Inc.	58,299	779
	Vicor Corp.	107,043	773
	Pacer International, Inc.	337,998	754
	Multi-Color Corp.	60,931	747
	Innovative Solutions and Support, Inc.	165,548	740
	Superior Uniform Group, Inc.	99,389	721
	Barrett Business Services, Inc.	66,580	699
	Chase Corp.	57,897	689
*	Integrated Electrical Services, Inc.	87,060	680
*	LMI Aerospace, Inc.	66,629	674
*,^	PRG-Schultz International, Inc.	249,245	673
*,^	Lydall, Inc.	197,157	670
*	Pinnacle Airlines Corp.	231,106	649
	Alamo Group, Inc.	63,982	646
*	Kratos Defense & Security Inc.	721,283	642
*	Acco Brands Corp.	224,462	633
	Macquarie Infrastructure Co. LLC	153,608	631
	Sauer-Danfoss, Inc.	102,867	631
*	TRC Cos., Inc.	151,355	605
*	LECG Corp.	183,446	598
*	ICT Group, Inc.	68,060	594
*	Bluelinx Holdings Inc.	196,332	589
*	PMFG Inc.	66,417	585
*	Hill International Inc.	135,478	583
	Frozen Food Express Industries, Inc.	179,098	570
*	Xerium Technologies Inc.	515,697	567
*	Fushi Copperweld, Inc.	67,386	557
*	Hurco Cos., Inc.	35,289	552
	Quixote Corp.	191,920	543
	Virco Manufacturing Corp.	151,940	532
*,^	C & D Technologies, Inc.	255,366	511
*	Casella Waste Systems, Inc.	254,352	506
	Omega Flex Inc.	33,102	502
*	Quality Distribution Inc.	249,798	500
*	U.S. Home Systems, Inc.	191,499	490

*	DXP Enterprises Inc	42,200	484
*	Hudson Highland Group, Inc.	245,099	480
	NN, Inc.	278,530	468
*	Magnatek, Inc.	329,486	458
	Schawk, Inc.	60,704	456
*,^	Air Transport Services Group Inc.	195,185	453
*	TriMas Corp.	132,874	448
	American Railcar Industries, Inc.	52,300	432
	The Standard Register Co.	131,169	428
*	The Allied Defense Group, Inc.	96,759	426
*	SatCon Technology Corp.	234,400	422
*	PowerSecure International, Inc.	98,448	419
	Universal Truckload Services, Inc.	26,634	417
*	First Advantage Corp. Class A	27,297	415
*	Intersections Inc.	88,443	410
	L.S. Starrett Co. Class A	57,683	392

39

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	United Capital Corp.	21,238	389
*,^	NCI Building Systems, Inc.	140,247	370
*	Active Power, Inc.	386,650	336
*	P.A.M. Transportation Services, Inc.	61,408	336
*	Patriot Transportation Holding, Inc.	4,338	316
*	Park-Ohio Holdings Corp.	91,130	312
	Hardinge, Inc.	70,340	299
*,^	Ascent Solar Technologies, Inc.	36,204	283
	VSE Corp.	10,817	283
	Hubbell Inc. Class A	7,600	227
*,^	Protection One, Inc.	52,952	227
*,^	Akeena Solar, Inc.	174,149	223
*,^	China Architectural Engineering Inc.	105,233	205
*	Raytheon Co. Warrants Exp. 6/16/11	19,938	187
*	Commercial Vehicle Group Inc.	114,134	164
	Preformed Line Products Co.	3,600	159
*	SL Industries, Inc.	20,500	143
	Wabash National Corp.	203,360	142
*	Applied Energetics, Inc.	287,190	138
*	CAI International Inc.	26,166	133
*	Innotrac Corp.	73,631	121
	Sypris Solutions, Inc.	91,591	111
*	Ceco Environmental Corp.	27,720	110
*	Argan Inc.	7,700	109
*	Covenant Transport, Inc.	19,665	108
*	AMREP Corp.	9,612	106
*,^	Medis Technology Ltd.	188,607	94
*	Advanced Environmental Recycling Technologies, Inc.	78,953	23
*	Arotech Corp.	4,845	9
*	A.T. Cross Co. Class A	400	2
*	ExpressJet Holdings, Inc.	869	1
*	Spire Corp.	200	1
*	BMC Industries, Inc.	211,416	—
			9,635,383
Information Technology (18.4%)
	Microsoft Corp.	74,053,982	1,760,263
	International Business Machines Corp.	12,417,285	1,296,613
*	Apple Inc.	8,242,156	1,173,930
*	Cisco Systems, Inc.	54,021,605	1,006,963
*	Google Inc.	2,223,880	937,566
	Hewlett-Packard Co.	22,281,088	861,164
	Intel Corp.	51,476,314	851,933
	Oracle Corp.	37,361,967	800,293
	QUALCOMM Inc.	15,265,693	690,009
	Visa Inc.	4,154,252	258,644
	Texas Instruments, Inc.	11,814,547	251,650
*	EMC Corp.	18,887,187	247,422

	Corning, Inc.	14,391,801	231,132
*	Dell Inc.	16,196,230	222,374
*	Yahoo! Inc.	12,201,710	191,079
	Accenture Ltd.	5,621,385	188,092
*	eBay Inc.	10,093,829	172,907
	Automatic Data Processing, Inc.	4,673,441	165,627
	Motorola, Inc.	21,074,846	139,726
*	Adobe Systems, Inc.	4,852,761	137,333
	MasterCard, Inc. Class A	820,826	137,332
	Applied Materials, Inc.	12,306,395	135,001
*	Symantec Corp.	7,601,056	118,272
*	Juniper Networks, Inc.	4,888,171	115,361
	Western Union Co.	6,574,053	107,814
*	Broadcom Corp.	3,946,250	97,828
*	Intuit, Inc.	2,814,814	79,265
*	Tyco Electronics Ltd.	4,244,059	78,897
	Paychex, Inc.	3,009,302	75,834

40

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Cognizant Technology Solutions Corp.	2,695,903	71,981
*	Activision Blizzard, Inc.	5,517,394	69,685
*	Fiserv, Inc.	1,482,971	67,772
	CA, Inc.	3,844,255	67,005
	Analog Devices, Inc.	2,697,022	66,832
*	Agilent Technologies, Inc.	3,261,147	66,234
*	Electronic Arts Inc.	2,981,373	64,755
*	Sun Microsystems, Inc.	6,900,075	63,619
*	Computer Sciences Corp.	1,403,848	62,190
*	NetApp, Inc.	3,060,011	60,343
*	McAfee Inc.	1,413,207	59,623
*	BMC Software, Inc.	1,718,752	58,077
*	Marvell Technology Group Ltd.	4,825,711	56,171
*	NVIDIA Corp.	4,972,917	56,144
*	Western Digital Corp.	2,063,338	54,678
*	Citrix Systems, Inc.	1,681,245	53,615
	Xilinx, Inc.	2,540,626	51,981
	Xerox Corp.	8,006,780	51,884
	Amphenol Corp. Class A	1,585,373	50,161
	Linear Technology Corp.	2,053,688	47,954
	Seagate Technology	4,547,170	47,563
	Altera Corp.	2,728,171	44,415
	Maxim Integrated Products, Inc.	2,819,924	44,245
*	Autodesk, Inc.	2,096,048	39,783
	KLA-Tencor Corp.	1,574,822	39,764
*	Micron Technology, Inc.	7,762,654	39,279
*	salesforce.com, inc.	1,017,805	38,850
*	Teradata Corp.	1,629,520	38,180
	Microchip Technology, Inc.	1,689,184	38,091
*	Affiliated Computer Services, Inc. Class A	842,104	37,406
*	MEMC Electronic Materials, Inc.	2,078,715	37,022
*	Red Hat, Inc.	1,761,113	35,451
	Fidelity National Information Services, Inc.	1,762,365	35,177
	Harris Corp.	1,239,201	35,144
*	SAIC, Inc.	1,881,165	34,896
*	VeriSign, Inc.	1,780,818	32,910
*	Flextronics International Ltd.	7,500,961	30,829
*	SanDisk Corp.	2,095,346	30,781
*	LAM Research Corp.	1,163,053	30,239
*	Akamai Technologies, Inc.	1,572,604	30,163
*	Avnet, Inc.	1,400,363	29,450
*	FLIR Systems, Inc.	1,287,792	29,053
*	Brocade Communications Systems, Inc.	3,592,421	28,093
	Global Payments Inc.	744,573	27,892
*	LSI Corp.	5,979,834	27,268
	National Semiconductor Corp.	2,128,051	26,707
*	ANSYS, Inc.	832,803	25,950
*	Synopsys, Inc.	1,324,863	25,848

*	F5 Networks, Inc.	736,388	25,472
*	Equinix, Inc.	349,614	25,431
*	ON Semiconductor Corp.	3,613,189	24,786
*,^	Alliance Data Systems Corp.	597,366	24,606
	Lender Processing Services, Inc.	882,378	24,504
*	Ingram Micro, Inc. Class A	1,378,309	24,120
*	Sybase, Inc.	753,092	23,602
*	Arrow Electronics, Inc.	1,108,760	23,550
*	Hewitt Associates, Inc.	782,611	23,306
*	Nuance Communications, Inc.	1,827,423	22,094
*	Advanced Micro Devices, Inc.	5,656,274	21,890
*	Trimble Navigation Ltd.	1,107,151	21,733
*	Cree, Inc.	737,310	21,670
*	Metavante Technologies	835,190	21,598
	Broadridge Financial Solutions LLC	1,301,108	21,572
*	Macrovision Solutions Corp.	957,139	20,875

41

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Total System Services, Inc.	1,558,092	20,863
	FactSet Research Systems Inc.	415,559	20,724
*	Itron, Inc.	365,995	20,155
*	Tellabs, Inc.	3,516,639	20,150
*	CommScope, Inc.	759,584	19,947
*	MICROS Systems, Inc.	747,785	18,934
*	Dolby Laboratories Inc.	486,316	18,130
*	Sohu.com Inc.	283,796	17,831
*	3Com Corp.	3,739,141	17,611
*	Palm, Inc.	1,061,103	17,582
*	NCR Corp.	1,465,882	17,341
*	VistaPrint Ltd.	389,077	16,594
*	PMC Sierra Inc.	2,064,814	16,436
*	Varian Semiconductor Equipment Associates, Inc.	678,782	16,284
	Diebold, Inc.	615,552	16,226
*	NeuStar, Inc. Class A	729,890	16,174
*	Polycom, Inc.	777,410	15,758
*	Compuware Corp.	2,283,443	15,664
*	Solera Holdings, Inc.	613,575	15,585
	Jack Henry & Associates Inc.	742,255	15,402
*	Silicon Laboratories Inc.	405,110	15,370
*	Tech Data Corp.	464,918	15,207
*	Novellus Systems, Inc.	906,394	15,137
*	Skyworks Solutions, Inc.	1,536,188	15,024
*	Atmel Corp.	3,960,063	14,771
*	Novell, Inc.	3,189,099	14,447
	Intersil Corp.	1,140,273	14,333
*	Rambus Inc.	922,695	14,293
*	IAC/InterActiveCorp	890,499	14,293
*	QLogic Corp.	1,125,172	14,267
*	Cadence Design Systems, Inc.	2,398,058	14,149
*	Informatica Corp.	812,553	13,968
*	Arris Group Inc.	1,146,200	13,938
*	Zebra Technologies Corp. Class A	582,091	13,772
*	DST Systems, Inc.	370,367	13,685
*	VMware Inc.	463,178	12,631
*	Parametric Technology Corp.	1,073,920	12,554
*	Digital River, Inc.	345,078	12,533
	Jabil Circuit, Inc.	1,686,687	12,515
	National Instruments Corp.	552,919	12,474
*,^	Synaptics Inc.	317,451	12,269
*	Cypress Semiconductor Corp.	1,328,976	12,227
*	Perot Systems Corp.	833,977	11,951
*	Riverbed Technology, Inc.	513,260	11,903
*	Concur Technologies, Inc.	382,202	11,879
*	CACI International, Inc.	277,881	11,868
*	TIBCO Software Inc.	1,647,929	11,816
*	Lexmark International, Inc.	731,717	11,598

*	JDS Uniphase Corp.	2,006,141	11,475
*	Tessera Technologies, Inc.	452,365	11,440
	ADTRAN Inc.	521,241	11,191
*	Data Domain, Inc.	333,271	11,115
	Molex, Inc.	704,597	10,956
*	Atheros Communications, Inc.	564,558	10,862
*	Vishay Intertechnology, Inc.	1,596,912	10,843
*	Teradyne, Inc.	1,579,518	10,835
*	Convergys Corp.	1,140,717	10,586
*	Anixter International Inc.	280,021	10,526
*	Microsemi Corp.	757,803	10,458
*	TiVo Inc.	961,626	10,078
*	International Rectifier Corp.	673,703	9,978
*	InterDigital, Inc.	401,908	9,823
*	Starent Networks Corp.	392,714	9,586
*	CyberSource Corp.	617,827	9,453

42

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Integrated Device Technology Inc.	1,557,139	9,405
*	Tekelec	557,699	9,386
*	Gartner, Inc. Class A	604,832	9,230
*	j2 Global Communications, Inc.	408,685	9,220
*	Wright Express Corp.	356,603	9,083
*	Semtech Corp.	570,148	9,071
*	Ciena Corp.	848,775	8,785
*	RF Micro Devices, Inc.	2,329,072	8,757
*	Benchmark Electronics, Inc.	605,732	8,723
*	ManTech International Corp.	199,912	8,604
*	Quest Software, Inc.	615,610	8,582
	Plantronics, Inc.	450,746	8,524
*	ValueClick, Inc.	803,435	8,452
*	TriQuint Semiconductor, Inc.	1,565,811	8,314
*	Genpact, Ltd.	702,382	8,253
*	Euronet Worldwide, Inc.	422,345	8,189
*	Cymer, Inc.	274,666	8,166
*	Fairchild Semiconductor International, Inc.	1,158,019	8,095
	Molex, Inc. Class A	559,794	8,050
*	Blackboard Inc.	276,393	7,977
*	Omniture, Inc.	634,855	7,974
*	Ariba, Inc.	808,477	7,955
*	FEI Co.	346,037	7,924
*	Progress Software Corp.	370,116	7,835
*	FormFactor Inc.	454,184	7,830
*	Plexus Corp.	368,418	7,538
*	Emulex Corp.	769,382	7,525
*	EarthLink, Inc.	1,006,954	7,462
*	Websense, Inc.	417,073	7,441
*	Wind River Systems Inc.	639,657	7,330
*	Comtech Telecommunications Corp.	229,776	7,325
	Syntel, Inc.	232,298	7,303
*	Infinera Corp.	786,030	7,176
*	ADC Telecommunications, Inc.	897,499	7,144
	Fair Isaac, Inc.	454,567	7,028
	MAXIMUS, Inc.	169,148	6,977
*	SRA International, Inc.	397,078	6,973
*	THQ Inc.	962,452	6,891
	Take-Two Interactive Software, Inc.	725,856	6,874
*	Lawson Software, Inc.	1,221,793	6,818
*	TeleTech Holdings, Inc.	440,034	6,667
*	Verigy Ltd.	547,528	6,663
*	ViaSat, Inc.	258,811	6,636
*	Hittite Microwave Corp.	183,941	6,392
*	Netlogic Microsystems Inc.	173,280	6,318
	Blackbaud, Inc.	399,653	6,215
*	EchoStar Corp.	386,571	6,162
*	Cabot Microelectronics Corp.	217,513	6,153

*	Commvault Systems, Inc.	370,156	6,137
	Acxiom Corp.	688,126	6,076
*	ScanSource, Inc.	246,623	6,047
*	Global Cash Access, Inc.	758,476	6,037
*	Blue Coat Systems, Inc.	362,287	5,992
*,^	STEC Inc.	256,539	5,949
*	L-1 Identity Solutions Inc.	756,947	5,859
*	Avocent Corp.	419,571	5,857
*	Intermec, Inc.	450,702	5,814
*	Sycamore Networks, Inc.	1,838,099	5,753
*	Checkpoint Systems, Inc.	362,659	5,690
*,^	Advent Software, Inc.	173,091	5,676
*	DealerTrack Holdings Inc.	323,893	5,506
*	OmniVision Technologies, Inc.	526,573	5,471
*	Amkor Technology, Inc.	1,149,112	5,435
*	MKS Instruments, Inc.	409,374	5,400

43

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Zoran Corp.	489,228	5,333
*	Harmonic, Inc.	868,736	5,117
*	SPSS, Inc.	151,911	5,069
*	Rofin-Sinar Technologies Inc.	252,296	5,048
	Cognex Corp.	355,539	5,024
*	Monolithic Power Systems	224,040	5,021
	Black Box Corp.	149,205	4,994
*,^	Sigma Designs, Inc.	309,325	4,962
*	Electronics for Imaging, Inc.	463,631	4,942
*	Sapient Corp.	785,152	4,939
*	Rackspace Hosting, Inc.	355,337	4,925
*	Tyler Technologies, Inc.	315,030	4,921
*	Cavium Networks, Inc.	288,837	4,855
*	Mentor Graphics Corp.	858,425	4,696
*	JDA Software Group, Inc.	312,331	4,672
*	The Ultimate Software Group, Inc.	192,435	4,665
*	Vignette Corp.	352,163	4,631
*	AsiaInfo Holdings, Inc.	268,643	4,623
*	ACI Worldwide, Inc.	322,580	4,503
*	Cogent Inc.	411,992	4,421
*	VeriFone Holdings, Inc.	587,995	4,416
*	Avid Technology, Inc.	326,769	4,382
*	Manhattan Associates, Inc.	239,571	4,365
*	DTS Inc.	161,180	4,363
*	Applied Micro Circuits Corp.	535,995	4,358
*	NETGEAR, Inc.	301,177	4,340
*	3PAR, Inc.	349,610	4,335
*	ATMI, Inc.	278,929	4,332
*	Coherent, Inc.	204,819	4,236
*	EPIQ Systems, Inc.	275,517	4,229
	AVX Corp.	425,457	4,225
*	Diodes Inc.	269,480	4,215
*	CSG Systems International, Inc.	317,144	4,199
	United Online, Inc.	644,987	4,199
*	Unisys Corp.	2,696,192	4,071
*	Sonus Networks, Inc.	2,524,844	4,065
*	Maxwell Technologies, Inc.	293,405	4,058
*	S1 Corp.	585,095	4,037
*	Loral Space and Communications Ltd.	154,121	3,969
*	Insight Enterprises, Inc.	393,700	3,803
*	Aruba Networks, Inc.	434,960	3,802
*	OSI Systems Inc.	181,767	3,790
	Micrel, Inc.	508,063	3,719
*	Rogers Corp.	183,813	3,719
*	Harris Stratex Networks, Inc. Class A	571,921	3,706
*	Littelfuse, Inc.	185,648	3,706
*	SAVVIS, Inc.	323,178	3,704
*	Taleo Corp. Class A	200,074	3,655

*	SYNNEX Corp.	145,707	3,641
*	TTM Technologies, Inc.	456,751	3,636
*	Art Technology Group, Inc.	949,386	3,608
*	Move, Inc.	1,665,439	3,597
*	Forrester Research, Inc.	145,657	3,576
*	MicroStrategy Inc.	70,639	3,547
*	Brightpoint, Inc.	565,629	3,547
	Park Electrochemical Corp.	164,271	3,537
*	Smith Micro Software, Inc.	355,141	3,487
*	TNS Inc.	179,355	3,363
*	RightNow Technologies Inc.	281,095	3,317
*	NVE Corp.	67,465	3,279
*	Novatel Wireless, Inc.	361,238	3,258
*	Standard Microsystem Corp.	158,083	3,233
*	Volterra Semiconductor Corp.	241,559	3,174
*	Cirrus Logic, Inc.	700,915	3,154

44

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Ultratech, Inc.	254,603	3,134
*	Online Resources Corp.	501,455	3,129
*	RealNetworks, Inc.	1,023,551	3,060
*	Symmetricom Inc.	528,793	3,051
	Pegasystems Inc.	113,769	3,001
*	Constant Contact, Inc.	150,863	2,993
*	Internet Capital Group Inc.	443,489	2,985
*	Synchronoss Technologies, Inc.	237,916	2,919
*	Telecommunication Systems, Inc.	407,864	2,900
*	Veeco Instruments, Inc.	248,271	2,877
*	Electro Scientific Industries, Inc.	256,766	2,871
*	Echelon Corp.	337,083	2,858
*,^	Bankrate, Inc.	111,785	2,821
*	Ixia	417,712	2,815
*	Comverge Inc.	227,717	2,755
*	SonicWALL, Inc.	494,012	2,707
*	Epicor Software Corp.	510,571	2,706
*	Terremark Worldwide, Inc.	465,472	2,690
	IXYS Corp.	264,357	2,675
*	Advanced Energy Industries, Inc.	297,362	2,673
	MTS Systems Corp.	128,826	2,660
*	GSI Commerce, Inc.	185,199	2,639
*	Limelight Networks Inc.	596,989	2,627
	NIC Inc.	383,850	2,599
*	DG FastChannel Inc.	141,394	2,588
	Imation Corp.	339,907	2,587
*	Entegris Inc.	927,380	2,522
*	ComScore Inc.	187,440	2,497
	Heartland Payment Systems, Inc.	257,793	2,467
*	ExlService Holdings, Inc.	218,743	2,452
*	Netezza Corp.	294,118	2,447
*	Symyx Technologies, Inc.	417,615	2,443
*	Mercury Computer Systems, Inc.	263,675	2,439
*	The Knot, Inc.	308,596	2,432
*	InfoSpace, Inc.	366,290	2,429
*	Anaren, Inc.	136,822	2,419
*	Kenexa Corp.	208,234	2,409
*	Supertex, Inc.	94,184	2,365
*	Universal Display Corp.	238,990	2,337
*	Vocus, Inc.	118,094	2,334
*	EMS Technologies, Inc.	111,463	2,330
*	Adaptec, Inc.	878,504	2,328
*	Brooks Automation, Inc.	509,042	2,281
*	Kopin Corp.	614,178	2,254
*	FARO Technologies, Inc.	144,623	2,246
*	Bottomline Technologies, Inc.	247,732	2,232
*	Actel Corp.	203,498	2,184
*	Exar Corp.	300,534	2,161

*,^	Stratasys, Inc.	195,840	2,152
	iGATE Corp.	323,631	2,142
*	ModusLink Global Solutions, Inc.	311,076	2,134
*	VASCO Data Security International, Inc.	291,493	2,131
*	Oplink Communications, Inc.	183,863	2,096
*	ShoreTel, Inc.	261,638	2,093
*	UTStarcom, Inc.	1,276,865	2,081
	Daktronics, Inc.	270,272	2,081
*	Newport Corp.	358,801	2,077
*	Globecomm Systems, Inc.	282,995	2,035
	Technitrol, Inc.	311,600	2,016
*	ArcSight, Inc.	112,445	1,998
*	SuccessFactors Inc.	215,143	1,975
*	Entrust, Inc.	1,090,533	1,974
*	SeaChange International, Inc.	245,428	1,971
*	LoopNet, Inc.	254,182	1,970

45

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	MSC Software Corp.	291,823	1,944
*	NetScout Systems, Inc.	203,822	1,912
*	Switch and Data Inc.	161,006	1,889
*	Internet Brands Inc.	263,765	1,846
*	Silicon Image, Inc.	800,666	1,842
*	Kulicke & Soffa Industries, Inc.	535,995	1,838
*	Sanmina-SCI Corp.	4,141,865	1,822
*	Rimage Corp.	108,430	1,801
*	Advanced Analogic Technologies, Inc.	383,610	1,761
*	Silicon Storage Technology, Inc.	935,721	1,750
*	Digi International, Inc.	178,578	1,741
*	BigBand Networks Inc.	335,872	1,736
*	KVH Industries, Inc.	251,197	1,716
*	RadiSys Corp.	189,508	1,707
*	Pericom Semiconductor Corp.	201,002	1,692
*	Extreme Networks, Inc.	842,139	1,684
	CTS Corp.	251,774	1,649
*	Intevac, Inc.	188,898	1,645
*	WebMD Health Corp. Class A	54,694	1,636
	Methode Electronics, Inc. Class A	232,898	1,635
*	CSR PLC	282,720	1,634
*	Lattice Semiconductor Corp.	854,820	1,607
*	Measurement Specialties, Inc.	226,519	1,597
*	PROS Holdings, Inc.	196,075	1,592
*	DSP Group Inc.	231,356	1,564
*	Multi-Fineline Electronix, Inc.	72,827	1,559
*	infoGROUP, Inc.	268,695	1,534
*	Lionbridge Technologies, Inc.	830,970	1,529
*	Integral Systems, Inc.	183,594	1,528
*	Hughes Communications Inc.	66,819	1,525
*	FalconStor Software, Inc.	316,284	1,502
*	Acme Packet, Inc.	148,048	1,498
	Bel Fuse, Inc. Class B	92,663	1,486
*	Finisar Corp.	2,597,752	1,481
*	DivX, Inc.	268,573	1,474
*	OpenTV Corp.	1,108,943	1,464
	Electro Rent Corp.	152,335	1,446
*	Soapstone Networks Inc.	342,309	1,431
*	Startek, Inc.	177,188	1,421
*	IPG Photonics Corp.	129,382	1,419
*	ANADIGICS, Inc.	335,937	1,408
*	LivePerson, Inc.	351,132	1,405
*	Dynamics Research Corp.	139,611	1,398
*	NCI, Inc.	45,587	1,387
*	Monotype Imaging Holdings Inc.	203,450	1,386
*	Support.com, Inc.	631,182	1,376
*	Ceva, Inc.	156,697	1,360
*,^	Travelzoo, Inc.	123,120	1,348

*	Radiant Systems, Inc.	162,211	1,346
*	SourceForge Inc.	1,059,501	1,324
*,^	EMCORE Corp.	1,044,387	1,316
*	Photronics, Inc.	324,071	1,312
*	Ciber, Inc.	422,654	1,310
	Cass Information Systems, Inc.	39,699	1,300
*	Chordiant Software, Inc.	356,259	1,293
*	Web.com Group, Inc.	229,498	1,292
*	Cray, Inc.	163,221	1,286
*	Rubicon Technology, Inc.	89,482	1,278
*	Compellent Technologies, Inc.	82,016	1,251
*	Virage Logic Corp.	274,991	1,237
*	Smart Modular Technologies Inc.	536,778	1,218
	Imergent, Inc.	173,277	1,213
	OPNET Technologies, Inc.	130,291	1,193
*	Ebix, Inc.	37,970	1,189

46

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Agilysys, Inc.	253,923	1,188
*	MIPS Technologies, Inc.	395,747	1,187
*	DemandTec, Inc.	133,158	1,172
*	Perficient, Inc.	166,392	1,163
*	Concurrent Computer Corp.	201,352	1,150
	Cohu, Inc.	127,851	1,148
*	Quantum Corp.	1,382,331	1,147
*	Openwave Systems Inc.	509,767	1,142
*	Rudolph Technologies, Inc.	202,447	1,118
*	Silicon Graphics International Corp.	245,917	1,116
	American Software, Inc. Class A	192,374	1,108
*,^	NetSuite Inc.	93,581	1,105
*	Cogo Group, Inc.	182,919	1,092
*,^	Hypercom Corp.	726,295	1,089
*	Trident Microsystems, Inc.	616,190	1,072
*	MoneyGram International, Inc.	590,206	1,051
*	Liquidity Services, Inc.	104,174	1,027
*,^	Zix Corp.	681,786	1,023
*	Techwell, Inc.	119,611	1,017
*	RAE Systems, Inc.	732,830	1,011
*	SRS Labs, Inc.	151,754	1,009
*	LeCroy Corp.	266,406	999
*	Interactive Intelligence Inc.	81,456	999
*	Sumtotal Systems Inc.	205,125	987
*	DDi Corp.	214,641	972
*	Double-Take Software Inc.	111,600	965
*	Powerwave Technologies, Inc.	591,489	952
*	Sourcefire Inc.	76,709	950
*,^	Saba Software, Inc.	242,535	934
*	Integrated Silicon Solution, Inc.	350,916	930
*	Actuate Software Corp.	194,079	928
*	Nu Horizons Electronics Corp.	277,427	927
*	Ness Technologies Inc.	233,859	914
*	PC-Tel, Inc.	170,481	912
*,^	Magma Design Automation, Inc.	620,622	906
*	Keynote Systems Inc.	118,294	904
	Renaissance Learning, Inc.	97,160	895
*	PLX Technology, Inc.	236,468	891
*	Microtune, Inc.	378,848	887
*	Conexant Systems, Inc.	607,097	886
*	LoJack Corp.	208,916	875
*	White Electronic Designs Corp.	188,503	873
*	The Hackett Group Inc.	370,798	864
*	Super Micro Computer Inc.	111,493	854
*	Spectrum Control, Inc.	96,703	851
*	Computer Task Group, Inc.	138,086	842
*	Isilon Systems Inc.	198,228	840
*,^	ParkerVision, Inc.	272,455	834

*	PC Mall, Inc.	123,233	833
*	Telular Corp.	379,311	816
*	iPass Inc.	498,065	797
*	Internap Network Services Corp.	228,335	797
*,^	Oclaro Inc.	1,249,468	796
*	LTX-Credence Corp.	1,692,509	795
*	Immersion Corp.	159,031	786
*	Network Equipment Technologies, Inc.	182,244	776
*	Airvana, Inc.	120,567	768
*	Gerber Scientific, Inc.	304,170	760
*	GSE Systems, Inc.	112,111	757
*	Pervasive Software Inc.	123,450	752
*	Sonic Solutions, Inc.	251,277	741
*	Tollgrade Communications, Inc.	140,698	737
*	PAR Technology Corp.	114,957	735
*	Datalink Corp.	166,469	707

47

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	TheStreet.com, Inc.	329,828	689
*	OpNext, Inc.	321,034	687
*	California Micro Devices Corp.	269,537	663
*,^	Orbcomm, Inc.	375,812	661
*	Mindspeed Technologies Inc.	304,327	654
*	TransAct Technologies Inc.	131,109	653
*	Zygo Corp.	139,138	648
	Marchex, Inc.	187,560	632
*	TranSwitch Corp.	1,243,641	616
*	Aware, Inc.	223,297	614
*	PC Connection, Inc.	116,682	613
*	Semitool, Inc.	132,071	610
*	TechTeam Global, Inc.	90,812	594
*	Lasercard Corp.	179,250	593
*	Phoenix Technologies Ltd.	201,905	547
*	Mattson Technology, Inc.	447,071	528
*,^	Research Frontiers, Inc.	146,137	523
*	Performance Technologies, Inc.	163,352	482
*	Rainmaker Systems, Inc.	318,962	478
	Keithley Instruments Inc.	118,202	473
*	CyberOptics Corp.	82,537	470
*,^	On2 Technologies, Inc.	1,106,806	465
	Richardson Electronics, Ltd.	140,985	461
*	Tier Technologies, Inc.	59,360	456
*	Entropic Communications Inc.	200,228	451
	QAD Inc.	137,697	448
*	Edgewater Technology, Inc.	170,656	440
*	Callidus Software Inc.	152,580	435
*	MoSys, Inc.	259,820	429
*	PLATO Learning, Inc.	106,351	425
*,^	X-Rite Inc.	276,315	414
*	Ramtron International Corp.	332,320	382
*	QuickLogic Corp.	267,781	380
*	I.D. Systems, Inc.	104,902	380
*	BSQUARE Corp.	121,429	361
*	Hutchinson Technology, Inc.	174,519	340
*	American Technology Corp.	178,297	339
*	Evolving Systems, Inc.	128,807	335
*	PDF Solutions, Inc.	125,033	319
*	Ditech Networks Inc.	240,802	299
*	Presstek, Inc.	209,567	291
*	ActivIdentity Corp.	114,145	289
*	Dice Holdings Inc.	56,727	264
*	Frequency Electronics, Inc.	63,789	239
*	LookSmart, Ltd.	173,418	231
*	Axcelis Technologies, Inc.	443,758	204
*,^	Wave Systems Corp. Class A	183,885	200
*	Borland Software Corp.	151,861	196

*	GTSI Corp.	35,348	190
*	Network Engines, Inc.	227,352	186
*	SCM Microsystems, Inc.	74,932	180
*	Nanometrics Inc.	63,769	173
*	Planar Systems, Inc.	142,136	172
*	EFJ, Inc.	268,122	171
*	CPI International, Inc.	19,645	171
*	Comarco, Inc.	94,810	167
*	Video Display Corp.	48,365	150
	Bel Fuse, Inc. Class A	10,580	149
*	Calamp Corp.	178,061	142
	Selectica, Inc.	335,788	141
*,^	Access Intergrated Technologies Inc.	130,962	134
*	iGo, Inc.	185,915	130
*	GSI Group, Inc.	126,476	124
*	Ultra Clean Holdings, Inc.	51,061	123

48

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	WebMediaBrands Inc.	217,997	120
*	Leadis Technology Inc.	191,644	119
*	Allen Organ Co. Escrow Shares	11,462	118
*	Zhone Technologies	364,247	117
*	AuthentiDate Holding Corp.	88,943	107
*	Newtek Business Services, Inc.	201,851	91
*	Intelli-Check Inc.	50,451	87
*	Lantronix, Inc.	182,643	84
*	Analysts International Corp.	148,261	83
*	Merix Corp.	85,484	64
*	Convera Corp.	309,351	59
*	Autobytel Inc.	136,187	58
*	Henry Bros. Electronics, Inc.	9,700	58
*	Wireless Telecom Group, Inc.	98,580	57
*	Pixelworks, Inc.	30,519	50
*	Management Network Group Inc.	126,767	47
*	FSI International, Inc.	111,758	46
*	Digital Angel Corp.	27,400	39
*	Ikanos Communications, Inc.	18,119	29
*	Vertro, Inc.	139,637	27
*	Intellon Corp.	5,900	25
*	Endwave Corp.	9,598	25
*	Westell Technologies, Inc.	39,031	23
*	NaviSite, Inc.	10,900	15
*	Nextwave Wireless Inc.	26,666	13
*	TechTarget	2,580	10
*	AuthenTec, Inc.	5,426	10
*	ICx Technologies, Inc.	1,245	7
*	Information Services Group, Inc.	688	2
*	Virnetx Holding Corp.	577	1
			17,031,432
Materials (3.6%)
	Monsanto Co.	5,065,483	376,568
	E.I. du Pont de Nemours & Co.	8,352,965	214,003
	Praxair, Inc.	2,842,138	201,991
	Freeport-McMoRan Copper & Gold, Inc. Class B	3,810,226	190,930
	Newmont Mining Corp. (Holding Co.)	4,428,919	181,010
	Dow Chemical Co.	9,774,191	157,755
	Nucor Corp.	2,907,340	129,173
	Air Products & Chemicals, Inc.	1,941,072	125,374
	Alcoa Inc.	8,801,868	90,923
	Ecolab, Inc.	2,206,452	86,030
	PPG Industries, Inc.	1,521,162	66,779
	The Mosaic Co.	1,440,394	63,810
	Weyerhaeuser Co.	1,958,153	59,587
	International Paper Co.	3,762,942	56,933
	Sigma-Aldrich Corp.	1,130,332	56,019
	Vulcan Materials Co.	1,130,156	48,710

	United States Steel Corp.	1,295,057	46,285
*	Owens-Illinois, Inc.	1,547,527	43,346
	Ball Corp.	825,287	37,270
*	Crown Holdings, Inc.	1,478,678	35,695
	Celanese Corp. Series A	1,330,967	31,611
	CF Industries Holdings, Inc.	425,630	31,556
	FMC Corp.	645,363	30,526
	Martin Marietta Materials, Inc.	383,864	30,279
	Lubrizol Corp.	623,359	29,491
	Cliffs Natural Resources Inc.	1,195,420	29,252
	Allegheny Technologies Inc.	813,745	28,424
	Airgas, Inc.	679,359	27,534
	Sealed Air Corp.	1,465,322	27,035
*	Pactiv Corp.	1,219,506	26,463
	MeadWestvaco Corp.	1,585,208	26,013
	Steel Dynamics, Inc.	1,754,736	25,847

49

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Eastman Chemical Co.	673,419	25,523
	International Flavors & Fragrances, Inc.	729,966	23,885
	Reliance Steel & Aluminum Co.	612,488	23,513
	Bemis Co., Inc.	923,192	23,264
	Terra Industries, Inc.	937,994	22,718
	Sonoco Products Co.	927,166	22,206
	Nalco Holding Co.	1,273,407	21,444
	AptarGroup Inc.	627,565	21,193
	Valspar Corp.	880,061	19,828
	AK Steel Holding Corp.	1,029,326	19,753
	Walter Industries, Inc.	505,087	18,304
	Ashland, Inc.	651,156	18,265
	Albemarle Corp.	676,446	17,297
	Commercial Metals Co.	1,044,691	16,746
	RPM International, Inc.	1,191,350	16,727
	Compass Minerals International, Inc.	301,108	16,534
	Packaging Corp. of America	953,350	15,444
	Royal Gold, Inc.	359,877	15,007
	Scotts Miracle-Gro Co.	426,114	14,935
	Rock-Tenn Co.	338,182	12,905
	Temple-Inland Inc.	982,482	12,890
	Silgan Holdings, Inc.	246,781	12,100
*	Intrepid Potash, Inc.	417,716	11,730
	Schnitzer Steel Industries, Inc. Class A	202,869	10,724
	Sensient Technologies Corp.	448,679	10,127
	Eagle Materials, Inc.	400,185	10,101
	Titanium Metals Corp.	1,094,803	10,061
	Greif Inc. Class A	222,920	9,858
	Olin Corp.	721,634	8,580
	H.B. Fuller Co.	454,741	8,536
	Carpenter Technology Corp.	409,319	8,518
*	W.R. Grace & Co.	667,862	8,261
	Cytec Industries, Inc.	441,578	8,222
*	OM Group, Inc.	282,723	8,205
	NewMarket Corp.	119,086	8,018
	Worthington Industries, Inc.	616,933	7,891
	Huntsman Corp.	1,535,613	7,724
	Cabot Corp.	605,737	7,620
^	Texas Industries, Inc.	220,631	6,919
*	Calgon Carbon Corp.	476,759	6,622
*	Coeur d'Alene Mines Corp.	510,685	6,281
	Minerals Technologies, Inc.	173,061	6,234
*	Rockwood Holdings, Inc.	411,908	6,030
*,^	Hecla Mining Co.	2,161,342	5,792
*	Solutia Inc.	997,359	5,745
	Arch Chemicals, Inc.	230,868	5,677
	Kaiser Aluminum Corp.	144,210	5,179
	AMCOL International Corp.	201,054	4,339

*	RTI International Metals, Inc.	238,841	4,220
	Schweitzer-Mauduit International, Inc.	151,161	4,113
	Koppers Holdings, Inc.	152,701	4,027
	Balchem Corp.	151,909	3,725
	Glatfelter	404,053	3,596
*	Louisiana-Pacific Corp.	1,050,312	3,592
	Deltic Timber Corp.	99,501	3,529
	A. Schulman Inc.	220,248	3,328
*	Stillwater Mining Co.	567,189	3,239
*	PolyOne Corp.	1,157,636	3,137
	Wausau Paper Corp.	451,983	3,037
	Olympic Steel, Inc.	122,785	3,005
	Spartech Corp.	307,385	2,825
*	Horsehead Holding Corp.	374,825	2,792
	Westlake Chemical Corp.	136,269	2,779
*,^	Zoltek Cos., Inc.	269,060	2,615

50

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Allied Nevada Gold Corp.	323,384	2,607
	Zep, Inc.	207,353	2,499
*	Brush Engineered Materials Inc.	146,372	2,452
*	Clearwater Paper Corp.	94,157	2,381
*	Century Aluminum Co.	355,138	2,213
	Stepan Co.	49,553	2,188
*	Graphic Packaging Holding Co.	1,141,043	2,088
	Myers Industries, Inc.	241,315	2,008
*	U.S. Gold Corp.	756,258	1,997
	Innospec, Inc.	183,681	1,975
*	AEP Industries, Inc.	73,990	1,953
	Innophos Holdings Inc.	111,523	1,884
*	Haynes International, Inc.	78,964	1,871
*	Omnova Solutions Inc.	516,235	1,683
	Great Northern Iron Ore Properties	18,847	1,630
*	LSB Industries, Inc.	96,972	1,568
	Hawkins, Inc.	66,171	1,494
	Quaker Chemical Corp.	110,907	1,474
	American Vanguard Corp.	127,900	1,445
*	Headwaters Inc.	414,633	1,393
*	Landec Corp.	203,641	1,383
	A.M. Castle & Co.	111,410	1,346
*	Buckeye Technology, Inc.	297,596	1,336
	Neenah Paper Inc.	145,998	1,286
*	GenTek, Inc.	55,184	1,232
	Ferro Corp.	369,618	1,016
*,^	Altair Nanotechnology Inc.	1,022,834	969
*	Universal Stainless & Alloy Products, Inc.	47,482	773
*	American Pacific Corp.	115,926	738
*	U.S. Concrete, Inc.	356,557	706
*	ICO, Inc.	259,338	705
*	BWAY Holding Co.	40,232	705
*	General Moly, Inc.	301,337	669
	Penford Corp.	107,302	621
*,^	China Direct Industires	272,821	469
*	U.S. Energy Corp.	222,922	446
*	Senomyx, Inc.	198,113	418
*	Nonophase Technologies Corp.	326,453	359
*,^	Flotek Industries, Inc.	134,634	273
*	General Steel Holdings, Inc.	56,400	224
^	Georgia Gulf Corp.	258,172	165
*,^	Mercer International Inc.	266,983	152
*	United States Lime & Mineral	3,122	132
*,^	China Precision Steel Inc.	26,400	66
*	Continental Materials Corp.	3,500	40
*	Rock of Ages Corp.	17,900	37
*	Boise, Inc.	14,100	24

*	Kapstone Paper and Packaging Corp.	1,800	8
			3,334,357
Other (0.1%)
2	Miscellaneous Securities		54,693
Telecommunication Services (3.2%)
	AT&T Inc.	54,542,589	1,354,838
	Verizon Communications Inc.	26,289,525	807,877
*	Sprint Nextel Corp.	25,755,358	123,883
*	American Tower Corp. Class A	3,676,642	115,925
*	Crown Castle International Corp.	2,674,773	64,248
	Qwest Communications International Inc.	14,256,632	59,165
	Embarq Corp.	1,319,872	55,514
	Windstream Corp.	4,085,784	34,157
*	MetroPCS Communications Inc.	2,273,580	30,261
*	NII Holdings Inc.	1,537,352	29,317
	CenturyTel, Inc.	929,786	28,544
*	SBA Communications Corp.	982,691	24,115

51

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
*	Level 3 Communications, Inc.	14,961,524	22,592
	Frontier Communications Corp.	2,894,849	20,669
	Telephone & Data Systems, Inc.	674,816	19,097
*	Leap Wireless International, Inc.	573,139	18,874
*	tw telecom inc.	1,387,779	14,253
*	Syniverse Holdings Inc.	607,875	9,744
	Telephone & Data Systems, Inc. – Special Common Shares	272,470	7,073
*	U.S. Cellular Corp.	178,310	6,856
*	Centennial Communications Corp. Class A	808,749	6,761
*	Neutral Tandem, Inc.	212,858	6,284
*	Cincinnati Bell Inc.	2,183,906	6,202
*	Premiere Global Services, Inc.	538,180	5,834
	NTELOS Holdings Corp.	289,275	5,328
	Iowa Telecommunications Services Inc.	381,438	4,772
	Shenandoah Telecommunications Co.	205,893	4,178
	Atlantic Tele-Network, Inc.	73,297	2,880
	Alaska Communications Systems Holdings, Inc.	379,702	2,779
*	Cbeyond Inc.	192,259	2,759
*	Cogent Communications Group, Inc.	331,363	2,701
*	PAETEC Holding Corp.	980,208	2,647
	Consolidated Communications Holdings, Inc.	224,841	2,633
*	General Communication, Inc.	343,500	2,381
	USA Mobility, Inc.	186,497	2,380
	Hickory Tech Corp.	214,629	1,648
*	Global Crossing Ltd.	157,773	1,448
*	iPCS, Inc.	93,214	1,395
*	TerreStar Corp.	889,716	1,361
*	SureWest Communications	103,536	1,084
	D&E Communications, Inc.	89,958	920
	Warwick Valley Telephone Co.	74,907	861
*	ICO Global Communications (Holdings) Ltd.	1,190,602	738
*,^	Fibertower Corp.	1,156,695	578
	FairPoint Communications, Inc.	861,643	517
*,^	Globalstar, Inc.	438,871	461
*,^	Vonage Holdings Corp.	1,205,507	458
*	Arbinet Holdings, Inc.	251,672	438
*,^	8X8 Inc.	725,752	436
*	iBasis, Inc.	302,250	396
*	Virgin Mobile USA, Inc. Class A	79,360	319
*	IDT Corp. Class B	75,185	122
*	IDT Corp.	21,611	29
			2,920,730
Utilities (4.1%)
	Exelon Corp.	6,092,030	311,973
	Southern Co.	7,196,976	224,258
	FPL Group, Inc.	3,595,415	204,435
	Dominion Resources, Inc.	5,400,575	180,487

	Duke Energy Corp.	11,773,699	171,778
	Public Service Enterprise Group, Inc.	4,683,944	152,837
	Entergy Corp.	1,752,725	135,871
	PG&E Corp.	3,386,252	130,168
	American Electric Power Co., Inc.	4,314,989	124,660
	PPL Corp.	3,468,103	114,309
	FirstEnergy Corp.	2,822,592	109,375
	Sempra Energy	2,141,352	106,275
	Progress Energy, Inc.	2,556,280	96,704
	Consolidated Edison Inc.	2,536,371	94,911
	Edison International	2,866,993	90,196
	Xcel Energy, Inc.	4,156,043	76,513
*	AES Corp.	6,172,034	71,657
*	NRG Energy, Inc.	2,188,339	56,809
	Questar Corp.	1,606,211	49,889
	Ameren Corp.	1,967,387	48,968
	DTE Energy Co.	1,509,054	48,290

52

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

			Market
			Value
		Shares	($000)
	Constellation Energy Group, Inc.	1,662,238	44,182
	Wisconsin Energy Corp.	1,082,771	44,080
	Allegheny Energy, Inc.	1,567,226	40,199
	EQT Corp.	1,151,135	40,186
	Northeast Utilities	1,597,924	35,650
*	Calpine Corp.	3,176,274	35,415
	CenterPoint Energy Inc.	3,057,691	33,879
	SCANA Corp.	1,037,733	33,695
	NSTAR	989,470	31,772
	MDU Resources Group, Inc.	1,616,639	30,668
	NiSource, Inc.	2,542,875	29,650
	Pinnacle West Capital Corp.	937,903	28,278
	ONEOK, Inc.	926,567	27,324
	Pepco Holdings, Inc.	2,007,073	26,975
	Alliant Energy Corp.	1,024,133	26,761
	UGI Corp. Holding Co.	1,002,675	25,558
	CMS Energy Corp.	2,103,068	25,405
	Energen Corp.	631,914	25,213
	DPL Inc.	1,073,712	24,878
	OGE Energy Corp.	877,144	24,841
	National Fuel Gas Co.	662,744	23,912
	NV Energy Inc.	2,175,560	23,474
*	Mirant Corp.	1,449,172	22,810
	AGL Resources Inc.	714,919	22,734
	Aqua America, Inc.	1,256,422	22,490
	TECO Energy, Inc.	1,877,937	22,404
	Integrys Energy Group, Inc.	709,843	21,288
	Atmos Energy Corp.	848,175	21,238
	ITC Holdings Corp.	460,516	20,889
	Great Plains Energy, Inc.	1,241,768	19,310
	Westar Energy, Inc.	1,005,981	18,882
	American Water Works Co., Inc.	887,220	16,955
	Vectren Corp.	712,612	16,697
	Piedmont Natural Gas, Inc.	680,751	16,413
*	RRI Energy, Inc.	3,256,877	16,317
	Hawaiian Electric Industries Inc.	841,494	16,039
	WGL Holdings Inc.	466,185	14,927
	New Jersey Resources Corp.	393,698	14,583
	Nicor Inc.	421,106	14,579
	Portland General Electric Co.	683,923	13,323
	Cleco Corp.	561,673	12,593
	IDACORP, Inc.	436,332	11,406
	Northwest Natural Gas Co.	247,541	10,971
*	Dynegy, Inc.	4,705,566	10,682
	South Jersey Industries, Inc.	275,512	9,613
	Southwest Gas Corp.	408,721	9,078
	Avista Corp.	507,112	9,032
	UniSource Energy Corp.	329,746	8,751

	PNM Resources Inc.	800,868	8,577
	Black Hills Corp.	357,932	8,229
	Ormat Technologies Inc.	189,326	7,632
	NorthWestern Corp.	333,300	7,586
	ALLETE, Inc.	258,373	7,428
	MGE Energy, Inc.	212,281	7,122
	CH Energy Group, Inc.	146,126	6,824
	California Water Service Group	183,851	6,773
	The Laclede Group, Inc.	196,686	6,516
*	El Paso Electric Co.	412,415	5,757
	American States Water Co.	157,887	5,469
	Empire District Electric Co.	304,526	5,031
	UIL Holdings Corp.	222,640	4,998
	SJW Corp.	146,061	3,316
	Chesapeake Utilities Corp.	73,550	2,393
	Consolidated Water Co., Ltd.	141,391	2,241

53

Vanguard® Total Stock Market Index Fund

Schedule of Investments

June 30, 2009

					Market
					Value
				Shares	($000)
	Connecticut Water Services, Inc.			102,911	2,232
	Middlesex Water Co.			142,969	2,066
	Central Vermont Public Service Corp.			99,133	1,794
	The York Water Co.			87,229	1,337
	Southwest Water Co.			216,006	1,192
	Unitil Corp.			53,207	1,097
	Maine & Maritimes Corp.			27,084	941
*	Cadiz Inc.			50,722	488
	Artesian Resources Corp Class A			12,334	197
	Pennichuck Corp.			2,566	59
*,^	Synthesis Energy Systems, Inc.			33,393	38
*	Pure Cycle Corp.			7,047	25
	RGC Resources, Inc.			150	4
					3,803,724
Total Common Stocks (Cost $112,419,767)					92,031,112

		Coupon
Temporary Cash Investments (1.3%) 1
Money Market Fund (1.2%)
3,4	Vanguard Market Liquidity Fund	0.395%		1,152,261,750	1,152,262

				Face
			Maturity	Amount
			Date	($000)

U.S. Government and Agency Obligations (0.1%)
5,6	Federal Home Loan Mortgage Corp.	0.210%	9/28/09	12,000	11,994
5,6	Federal National Mortgage Assn.	0.541%	7/30/09	40,000	39,995
					51,989
Total Temporary Cash Investments (Cost $1,204,238)					1,204,251
Total Investments (100.8%) (Cost $113,624,005)					93,235,363
Other Assets and Liabilities—Net (-0.8%)[4]					(741,039)
Net Assets (100%)					92,494,324

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $488,676,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.

2 Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $573,511,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

6 Securities with a value of $51,989,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

54

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© 2009 Vanguard Group. Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA852 082009

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.

(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

VANGUARD INDEX FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 12, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.